UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Morgan Stanley Pathway Funds - High Yield Fund

THYUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - High Yield Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
High Yield Fund	$90	0.85%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Corporate High Yield Bond Index:

   Contributors:

       o Security selection within energy sector.

       o Overweight to the finance sector.

   Detractors:

       o Sector allocation.

       o Security selection within communications sector.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	High Yield Fund (Without Annual Advisory Program Fee)	High Yield Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Universal Bond™ Index	Bloomberg U.S. Corporate High Yield Bond Index
8/14	$10,000	$10,000	$10,000	$10,000
8/15	$9,386	$9,155	$10,113	$9,707
8/16	$9,763	$9,290	$10,770	$10,588
8/17	$10,581	$9,821	$10,915	$11,501
8/18	$10,948	$9,912	$10,814	$11,892
8/19	$11,559	$10,260	$11,903	$12,672
8/20	$11,575	$10,084	$12,666	$13,269
8/21	$12,571	$10,736	$12,778	$14,615
8/22	$11,203	$9,377	$11,264	$13,066
8/23	$11,955	$9,809	$11,219	$14,002
8/24	$13,265	$10,668	$12,108	$15,760

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
High Yield Fund (Without Annual Advisory Program Fee)	10.96%	2.79%	2.87%
High Yield Fund (With Annual Advisory Program FeeFootnote Reference1)	8.76%	0.55%	0.44%
Bloomberg U.S. Universal Bond™ Index	7.92%	0.34%	1.93%
Bloomberg U.S. Corporate High Yield Bond Index	12.55%	4.46%	4.65%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$133,215,030
# of Portfolio Holdings	526
Portfolio Turnover Rate	44%
Advisory Fees Paid	$649,516

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

Corporate Bonds & Notes	90.1%
Collateralized Mortgage Obligations	4.0%
Senior Loans	2.4%
Common Stocks	0.1%
Sovereign Bond	0.0%Footnote Referencea
Short-Term Investments	3.4%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)

Value	Value
Cash & Short Term Investments	3.3%
Not Rated	3.6%
CCC or Lower	8.6%
B	32.3%
BB	44.1%
BBB	7.3%
A	0.2%

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

THYUX-TSR-AR

Morgan Stanley Pathway Funds - International Fixed Income Fund

TIFUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Fixed Income Fund	$95	0.92%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE Non-U.S. WGBI (USD) - Hedged:

   Contributors:

       o Interest rate strategies including an overweight in Eurozone duration.

       o Positioning in Australia and Canada.

   Detractors:

       o Currency strategies including short exposures to the Euro.

       o Positioning in China.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	International Fixed Income Fund (Without Annual Advisory Program Fee)	International Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	FTSE Non-U.S. WGBI (USD) - Hedged
8/14	$10,000	$10,000	$10,000
8/15	$10,031	$9,784	$10,315
8/16	$11,004	$10,469	$11,243
8/17	$11,112	$10,309	$11,155
8/18	$11,362	$10,281	$11,373
8/19	$12,499	$11,087	$12,835
8/20	$12,594	$10,971	$12,871
8/21	$12,828	$10,954	$12,981
8/22	$11,347	$9,496	$11,584
8/23	$11,329	$9,293	$11,544
8/24	$12,105	$9,732	$12,297

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
International Fixed Income Fund (Without Annual Advisory Program Fee)	6.85%	-0.64%	1.93%
International Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	4.73%	-2.80%	-0.47%
FTSE Non-U.S. WGBI (USD) - Hedged	6.53%	-0.85%	2.09%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$179,315,168
# of Portfolio Holdings	384
Portfolio Turnover Rate	328%
Advisory Fees Paid	$815,780

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

Mortgage-Backed Securities	30.5%
Sovereign Bonds	27.4%
Collateralized Mortgage Obligations	16.1%
Corporate Bonds & Notes	8.9%
U.S. Government Agencies & Obligations	7.5%
Asset-Backed Securities	0.1%
Purchased Options	0.1%
Short-Term Investments	9.4%

Credit Quality Allocation (% of net assets)

Value	Value
Cash & Short Term Investments	10.3%
Not Rated	13.7%
CCC or Lower	1.8%
B	0.3%
BB	1.1%
BBB	8.1%
A	11.2%
AA	48.3%
AAA	12.5%

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TIFUX-TSR-AR

Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund

TSDUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Ultra-Short Term Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Ultra-Short Term Fixed Income Fund	$56	0.54%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the FTSE 3-Month U.S. Treasury Bill Index:

   Contributors:

       o Interest rate strategies including security selection across U.S. rate curve.

       o Tactical long exposure to securitized credit.

   Detractors:

       o No material detractors.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Ultra-Short Term Fixed Income Fund (Without Annual Advisory Program Fee)	Ultra-Short Term Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	FTSE 3-Month U.S. Treasury Bill Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,089	$9,968	$10,397	$10,013
8/17	$10,305	$9,931	$10,448	$10,072
8/18	$10,520	$9,888	$10,339	$10,222
8/19	$10,738	$9,893	$11,390	$10,462
8/20	$10,991	$9,950	$12,128	$10,586
8/21	$11,058	$9,813	$12,117	$10,593
8/22	$10,956	$9,529	$10,722	$10,640
8/23	$11,499	$9,803	$10,594	$11,112
8/24	$12,220	$10,212	$11,367	$11,740

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	6.28%	2.62%	2.39%
Ultra-Short Term Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program FeeFootnote Reference1)	4.17%	0.39%	0.04%
Bloomberg U.S. Aggregate Bond™ Index	7.30%	-0.04%	1.49%
FTSE 3-Month U.S. Treasury Bill Index	5.65%	2.33%	1.90%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$315,381,256
# of Portfolio Holdings	308
Portfolio Turnover Rate	87%
Advisory Fees Paid	$1,126,557

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

Corporate Bonds & Notes	44.5%
Collateralized Mortgage Obligations	21.8%
Asset-Backed Securities	16.4%
U.S. Government Agencies & Obligations	6.3%
Mortgage-Backed Securities	2.4%
Short-Term Investments	8.6%

Credit Quality Allocation (% of net assets)

Value	Value
Cash & Short Term Investments	9.1%
Not Rated	4.7%
B	0.1%
BB	1.5%
BBB	31.8%
A	13.8%
AA	9.9%
AAA	34.9%

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TSDUX-TSR-AR

Morgan Stanley Pathway Funds - Large Cap Equity Fund

TLGUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Large Cap Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Large Cap Equity Fund	$46	0.41%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 1000® Index:

   Contributors:

       o Underweight Consumer Discretionary as the sector underperformed the index.

       o Overweight Financials as sector outperformed the index.

   Detractors:

       o Underweight Information Technology as sector outperformed the index.

       o Overweight Health Care as sector underperformed the index.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Large Cap Equity Fund (Without Annual Advisory Program Fee)	Large Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	Russell 1000® Index
8/14	$10,000	$10,000	$10,000
8/15	$10,439	$10,182	$10,040
8/16	$11,177	$10,636	$11,214
8/17	$12,727	$11,812	$13,026
8/18	$15,131	$13,706	$15,607
8/19	$15,331	$13,614	$15,996
8/20	$18,220	$15,891	$19,595
8/21	$24,012	$20,536	$25,915
8/22	$20,305	$17,016	$22,555
8/23	$23,292	$19,136	$26,029
8/24	$29,014	$23,364	$32,952

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Large Cap Equity Fund (Without Annual Advisory Program Fee)	24.57%	13.61%	11.24%
Large Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	22.09%	11.13%	8.62%
Russell 1000® Index	26.60%	15.55%	12.66%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,647,237,633
# of Portfolio Holdings	1,022
Portfolio Turnover Rate	25%
Advisory Fees Paid	$6,968,239

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.9%
Utilities	2.1%
Materials	2.8%
Real Estate	2.9%
Energy	3.5%
Consumer Staples	4.8%
Communication Services	8.4%
Consumer Discretionary	9.0%
Industrials	10.2%
Health Care	12.5%
Financials	16.1%
Information Technology	25.8%

Top Ten Holdings (% of Investments)Footnote Referencea

Microsoft Corp.	5.8%
Apple Inc.	4.4%
NVIDIA Corp.	4.2%
Amazon.com Inc.	3.4%
Meta Platforms Inc., Class A Shares	1.9%
Alphabet Inc., Class A Shares	1.7%
Alphabet Inc., Class C Shares	1.4%
JPMorgan Chase & Co.	1.4%
Visa Inc., Class A Shares	1.4%
Berkshire Hathaway Inc., Class B Shares	1.4%
Total	27.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

This is a summary of a change of the Fund since August 31, 2024.

The Board of Trustees of the Trust has approved an agreement and plan of reorganization providing for the reorganization (the "Reorganization") of the Fund into the Large Cap Equity ETF, (the “Acquiring ETF”), a newly-created series of the Trust that will operate as a fully transparent and actively managed exchange-traded fund. The Reorganization is currently expected to close immediately prior to the open of trading on the New York Stock Exchange on November 18, 2024. Upon closing of the Reorganization, the Fund's shareholders will receive ETF shares of the Acquiring ETF in exchange for their shares of the Fund. The net asset value of a shareholder's investment is not expected to change as a result of the Reorganizations. In addition, prior to the Reorganizations, shareholders will receive cash equal to the net asset value of any fractional shares of the Fund held by the shareholder at such time.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TLGUX-TSR-AR

Morgan Stanley Pathway Funds - Small-Mid Cap Equity Fund

TSGUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Small-Mid Cap Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Small-Mid Cap Equity Fund	$65	0.60%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Russell 2500® Index:

   Contributors:

       o Overweight Utilities as the sector outperformed the index.

       o Underweight Communication Services as sector underperformed the index.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Overweight Health Care as sector underperformed the index.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Small-Mid Cap Equity Fund (Without Annual Advisory Program Fee)	Small-Mid Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	Russell 3000® Index	Russell 2500® Index
8/14	$10,000	$10,000	$10,000	$10,000
8/15	$10,736	$10,469	$10,036	$9,968
8/16	$10,145	$9,645	$11,184	$10,845
8/17	$11,615	$10,769	$12,980	$12,279
8/18	$14,190	$12,837	$15,608	$15,143
8/19	$13,302	$11,797	$15,813	$14,062
8/20	$14,470	$12,603	$19,203	$15,017
8/21	$20,423	$17,444	$25,548	$21,904
8/22	$17,177	$14,376	$22,155	$18,499
8/23	$18,288	$15,004	$25,424	$19,728
8/24	$21,067	$16,940	$32,071	$23,155

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Small-Mid Cap Equity Fund (Without Annual Advisory Program Fee)	15.19%	9.63%	7.74%
Small-Mid Cap Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	12.90%	7.24%	5.20%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2500® Index	17.37%	10.49%	8.76%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$478,543,915
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	56%
Advisory Fees Paid	$2,149,541

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of Investments)

Value	Value
Short-Term Investments	1.8%
Consumer Staples	2.4%
Communication Services	2.6%
Utilities	3.3%
Materials	4.6%
Energy	4.9%
Real Estate	5.1%
Consumer Discretionary	11.4%
Health Care	14.1%
Financials	14.8%
Information Technology	15.3%
Industrials	19.7%

Top Ten Holdings (% of Investments)Footnote Referencea

JPMorgan Chase & Co. - New York	1.2%
Ascendis Pharma AS, ADR	0.8%
Criteo SA, ADR	0.7%
Comfort Systems USA Inc.	0.7%
Avient Corp.	0.6%
Regal Rexnord Corp.	0.6%
Ciena Corp.	0.6%
Casella Waste Systems Inc., Class A Shares	0.6%
ITT Inc.	0.6%
STAG Industrial Inc.	0.6%
Total	6.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

This is a summary of a change of the Fund since August 31, 2024.

The Board of Trustees of the Trust has approved an agreement and plan of reorganization providing for the reorganization (the "Reorganization") of the Fund into the Small-Mid Cap Equity ETF, (the “Acquiring ETF”), a newly-created series of the Trust that will operate as a fully transparent and actively managed exchange-traded fund. The Reorganization is currently expected to close immediately prior to the open of trading on the New York Stock Exchange on November 18, 2024. Upon closing of the Reorganization, the Fund's shareholders will receive ETF shares of the Acquiring ETF in exchange for their shares of the Fund. The net asset value of a shareholder's investment is not expected to change as a result of the Reorganizations. In addition, prior to the Reorganizations, shareholders will receive cash equal to the net asset value of any fractional shares of the Fund held by the shareholder at such time.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TSGUX-TSR-AR

Morgan Stanley Pathway Funds - Municipal Bond Fund

TMUUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Municipal Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Municipal Bond Fund	$71	0.69%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Municipal Bond™ Index:

   Contributors:

       o Curve positioning.

       o Overweight exposure to corporate-backed municipals.

   Detractors:

       o Security selection within BBB rated credits.

       o Underweight exposure to school districts.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Municipal Bond Fund (Without Annual Advisory Program Fee)	Municipal Bond Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Municipal Bond™ Index
8/14	$10,000	$10,000	$10,000
8/15	$10,232	$9,980	$10,252
8/16	$10,860	$10,331	$10,957
8/17	$10,836	$10,053	$11,054
8/18	$10,813	$9,782	$11,108
8/19	$11,718	$10,392	$12,076
8/20	$11,951	$10,407	$12,467
8/21	$12,319	$10,515	$12,890
8/22	$11,221	$9,386	$11,777
8/23	$11,372	$9,325	$11,978
8/24	$12,057	$9,690	$12,707

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Municipal Bond Fund (Without Annual Advisory Program Fee)	6.02%	0.57%	1.89%
Municipal Bond Fund (With Annual Advisory Program FeeFootnote Reference1)	3.91%	-1.62%	-0.51%
Bloomberg U.S. Municipal Bond™ Index	6.09%	1.02%	2.43%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$90,331,489
# of Portfolio Holdings	141
Portfolio Turnover Rate	40%
Advisory Fees Paid	$379,306

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

Municipal Bonds	96.7%
Short-Term Investments	3.3%

Credit Quality Allocation (% of net assets)

Value	Value
Cash & Short Term Investments	3.3%
Not Rated	6.3%
BB	1.4%
BBB	5.8%
A	18.4%
AA	54.1%
AAA	10.2%

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TMUUX-TSR-AR

Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund

TILUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Inflation-Linked Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Inflation-Linked Fixed Income Fund	$257	2.49%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index:

   Contributors:

       o Interest rate strategies including U.S. and Eurozone curve positioning.

       o Security selection within Japanese breakevens.

   Detractors:

       o No material detractors.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Inflation-Linked Fixed Income Fund (Without Annual Advisory Program Fee)	Inflation-Linked Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index	Bloomberg U.S. TIPS Index
3/16	$10,000	$10,000	$10,000	$10,000
8/16	$10,459	$10,335	$10,397	$10,425
8/17	$10,569	$10,186	$10,448	$10,473
8/18	$10,627	$9,988	$10,339	$10,560
8/19	$11,310	$10,418	$11,390	$11,348
8/20	$12,484	$11,286	$12,128	$12,368
8/21	$13,216	$11,712	$12,117	$13,055
8/22	$12,374	$10,748	$10,722	$12,274
8/23	$11,816	$10,059	$10,594	$11,823
8/24	$12,577	$10,494	$11,367	$12,553

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (Without Annual Advisory Program Fee)	6.44%	2.15%	2.74%
Inflation-Linked Fixed Income Fund (Inception: March 9, 2016) (With Annual Advisory Program FeeFootnote Reference1)	4.32%	-0.08%	0.38%
Bloomberg U.S. Aggregate Bond™ Index	7.30%	-0.04%	1.49%
Bloomberg U.S. TIPS Index	6.17%	2.04%	2.68%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$147,304,095
# of Portfolio Holdings	165
Portfolio Turnover Rate	121%
Advisory Fees Paid	$588,781

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

U.S. Government Agencies & Obligations	77.8%
Mortgage-Backed Securities	9.6%
Collateralized Mortgage Obligations	8.8%
Sovereign Bonds	3.3%
Corporate Bonds & Notes	0.1%
Short-Term Investments	0.4%

Credit Quality Allocation (% of net assets)

Value	Value
Cash & Short Term Investments	1.8%
Not Rated	6.0%
CCC or Lower	1.8%
B	0.4%
BBB	0.3%
A	1.1%
AA	126.2%
AAA	7.0%

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TILUX-TSR-AR

Morgan Stanley Pathway Funds - Core Fixed Income Fund

TIIUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Core Fixed Income Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Core Fixed Income Fund	$50	0.48%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the Bloomberg U.S. Aggregate Bond™ Index:

   Contributors:

       o Sector allocation

       o Positioning in investment-grade and high-yield credit.

   Detractors:

       o Emerging market debt positioning.

       o Interest rate positioning.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Core Fixed Income Fund (Without Annual Advisory Program Fee)	Core Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Aggregate Bond™ Index
8/14	$10,000	$10,000	$10,000
8/15	$10,135	$9,885	$10,156
8/16	$10,727	$10,205	$10,762
8/17	$10,841	$10,059	$10,815
8/18	$10,695	$9,676	$10,701
8/19	$11,806	$10,470	$11,790
8/20	$12,687	$11,053	$12,553
8/21	$12,760	$10,896	$12,542
8/22	$11,120	$9,305	$11,098
8/23	$10,942	$8,975	$10,966
8/24	$11,705	$9,410	$11,766

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Core Fixed Income Fund (Without Annual Advisory Program Fee)	6.97%	-0.17%	1.59%
Core Fixed Income Fund (With Annual Advisory Program FeeFootnote Reference1)	4.85%	-2.35%	-0.81%
Bloomberg U.S. Aggregate Bond™ Index	7.30%	-0.04%	1.64%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,865,221,539
# of Portfolio Holdings	4,004
Portfolio Turnover Rate	229%
Advisory Fees Paid	$6,335,804

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

Corporate Bonds & Notes	29.7%
Mortgage-Backed Securities	27.1%
U.S. Government Agencies & Obligations	20.8%
Collateralized Mortgage Obligations	11.3%
Sovereign Bonds	3.8%
Asset-Backed Securities	0.8%
Senior Loans	0.7%
Municipal Bonds	0.2%
Common Stock	0.0%Footnote Referencea
Purchased Options	0.0%Footnote Referencea
Short-Term Investments	5.6%
Footnote	Description
Footnote[a]	Less than 0.05%.

Credit Quality Allocation (% of net assets)

Value	Value
Cash & Short Term Investments	5.9%
Not Rated	4.6%
CCC or Lower	0.3%
B	1.0%
BB	3.7%
BBB	19.6%
A	11.3%
AA	52.8%
AAA	5.3%

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TIIUX-TSR-AR

Morgan Stanley Pathway Funds - International Equity Fund

TIEUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - International Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
International Equity Fund	$67	0.61%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI EAFE® Index (Net):

   Contributors:

       o Overweight Information Technology as the sector outperformed the index.

       o Positioning within Italy, Switzerland, Belgium.

   Detractors:

       o Underweight Financials as sector outperformed the index.

       o Positioning within Netherlands, Japan, United Kingdom.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	International Equity Fund (Without Annual Advisory Program Fee)	International Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	MSCI EAFE® Index (Net)
8/14	$10,000	$10,000	$10,000
8/15	$9,232	$9,004	$9,253
8/16	$9,321	$8,869	$9,242
8/17	$10,918	$10,135	$10,872
8/18	$11,371	$10,301	$11,349
8/19	$10,650	$9,456	$10,980
8/20	$11,571	$10,090	$11,653
8/21	$14,918	$12,757	$14,697
8/22	$11,731	$9,828	$11,787
8/23	$14,279	$11,729	$13,899
8/24	$16,900	$13,607	$16,596

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
International Equity Fund (Without Annual Advisory Program Fee)	18.36%	9.67%	5.39%
International Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	16.01%	7.29%	2.91%
MSCI EAFE® Index (Net)	19.40%	8.61%	5.20%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,310,032,324
# of Portfolio Holdings	980
Portfolio Turnover Rate	26%
Advisory Fees Paid	$6,022,818

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Value	Value
Short Term Investments	1.6%
Others	15.6%
Spain	2.8%
Italy	2.9%
Denmark	3.3%
Australia	3.9%
Netherlands	5.1%
Germany	8.4%
Switzerland	8.6%
France	11.5%
United Kingdom	16.9%
Japan	19.4%

Top Ten Holdings (% of Investments)Footnote Referencea

Novo Nordisk AS, Class B Shares	2.1%
Roche Holding AG	1.8%
SAP SE	1.8%
ASML Holding NV	1.5%
AstraZeneca PLC	1.4%
Shell PLC	1.3%
Rolls-Royce Holdings PLC	1.1%
Samsung Electronics Co., Ltd.	1.0%
Sumitomo Mitsui Banking Corp. - Tokyo	1.0%
GSK PLC	1.0%
Total	14.0%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TIEUX-TSR-AR

Morgan Stanley Pathway Funds - Alternative Strategies Fund

TALTX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Alternative Strategies Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Alternative Strategies Fund	$41	0.39%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the HFRX Global Hedge Fund Index:

   Contributors:

       o Positioning in Market Neutral Equity.

       o Positioning in Relative Value.

   Detractors:

       o Positioning in Managed Futures.

       o Positioning in Commodities.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Alternative Strategies Fund (Without Annual Advisory Program Fee)	Alternative Strategies Fund (With Annual Advisory Program FeeFootnote Reference1)	Bloomberg U.S. Universal Bond™ Index	HFRX Global Hedge Fund Index
2/18	$10,000	$10,000	$10,000	$10,000
8/18	$9,880	$9,748	$10,099	$9,810
8/19	$10,167	$9,833	$11,116	$9,700
8/20	$10,432	$9,905	$11,829	$10,173
8/21	$11,516	$10,719	$11,934	$11,099
8/22	$11,268	$10,292	$10,519	$10,663
8/23	$11,509	$10,304	$10,478	$10,734
8/24	$12,505	$10,973	$11,308	$11,351

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Alternative Strategies Fund (Inception: February 16, 2018) (Without Annual Advisory Program Fee)	8.65%	4.23%	3.48%
Alternative Strategies Fund (Inception: February 16, 2018) (With Annual Advisory Program FeeFootnote Reference1)	6.49%	1.96%	1.15%
Bloomberg U.S. Universal Bond™ Index	7.92%	0.34%	4.21%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.78%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$163,099,385
# of Portfolio Holdings	18
Portfolio Turnover Rate	13%
Advisory Fees Paid	$323,844

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Weightings (% of Investments)

Open End Mutual Fund Securities	100.0%

Top Ten Holdings (% of Investments)Footnote Referencea

PIMCO Mortgage Opportunities and Bond Fund, Class I2	12.4%
BlackRock Systematic Multi-Strategy Fund, Institutional Class	11.4%
BNY Mellon Global Real Return Fund, Class Y	7.1%
John Hancock Diversified Macro Fund, Class I	6.3%
BlackRock Global Equity Market Neutral Fund, Institutional Class	6.2%
Neuberger Berman Long Short Fund, Institutional Class	6.1%
American Beacon AHL Managed Futures Strategy Fund, Class Y	5.5%
PIMCO Credit Opportunities Bond Fund, Institutional Class	5.1%
BlackRock Event Driven Equity Fund, Institutional Class	5.1%
Calamos Market Neutral Income Fund, Class I	5.1%
Total	70.2%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TALTX-TSR-AR

Morgan Stanley Pathway Funds - Emerging Markets Equity Fund

TEMUX

Annual Shareholder Report August 31, 2024

This annual shareholder report contains important information about Morgan Stanley Pathway Funds - Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at www.morganstanley.com/wealth-investmentsolutions/cgcm. You can also request this information by contacting us at 1-888-454-3965.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Emerging Markets Equity Fund	$81	0.76%

How did the fund perform last year?

Key contributors to and detractors from performance relative to the MSCI Emerging Markets Index (Net):

   Contributors:

       o Overweight Information Technology as the sector outperformed the index.

       o Positioning within Korea, China, Thailand.

   Detractors:

       o Underweight Utilities as sector outperformed the broad index.

       o Positioning within India, Taiwan, Mexico.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Emerging Markets Equity Fund (Without Annual Advisory Program Fee)	Emerging Markets Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	MSCI Emerging Markets Index (Net)
8/14	$10,000	$10,000	$10,000
8/15	$7,592	$7,406	$7,705
8/16	$8,755	$8,333	$8,617
8/17	$10,985	$10,207	$10,730
8/18	$10,369	$9,401	$10,657
8/19	$10,328	$9,178	$10,193
8/20	$11,029	$9,623	$11,669
8/21	$13,377	$11,443	$14,134
8/22	$9,907	$8,303	$11,052
8/23	$10,367	$8,516	$11,190
8/24	$11,743	$9,455	$12,877

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Without Annual Advisory Program Fee)	13.27%	2.60%	1.62%
Emerging Markets Equity Fund (With Annual Advisory Program FeeFootnote Reference1)	11.02%	0.37%	-0.77%
MSCI Emerging Markets Index (Net)	15.07%	4.79%	2.56%
Footnote	Description
Footnote[1]	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For more performance information, visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$498,851,455
# of Portfolio Holdings	1,296
Portfolio Turnover Rate	26%
Advisory Fees Paid	$2,529,136

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of Investments)

Value	Value
Short Term Investments	2.1%
Others	13.6%
Uruguay	2.0%
Indonesia	2.3%
Saudi Arabia	2.4%
Mexico	2.9%
South Africa	3.0%
Brazil	5.7%
South Korea	11.8%
Taiwan	15.5%
India	18.0%
China	20.7%

Top Ten Holdings (% of Investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Tencent Holdings Ltd.	4.0%
Samsung Electronics Co., Ltd.	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.4%
Reliance Industries Ltd.	2.3%
SK Hynix Inc.	1.9%
MercadoLibre Inc.	1.4%
HDFC Bank Ltd., ADR	1.3%
JPMorgan Chase & Co. - New York	1.2%
Alibaba Group Holding Ltd.	1.1%
Total	25.8%
Footnote	Description
Footnote[a]	Excludes cash equivalents.

Material Fund Changes

There were no material changes to the Fund.

Additional Information

For additional information about the Fund, including its prospectus, statement of additional information, financial statements, holdings and proxy information, please scan the QR code or visit www.morganstanley.com/wealth-investmentsolutions/cgcm.

Householding

To reduce expense the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at      1-888-454-3965. You will begin receiving copies thirty days after you request is received.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Annual Shareholder Report August 31, 2024

TEMUX-TSR-AR

Item 2. Code of Ethics.

As of the period ended August 31, 2024 (“Reporting Period”), the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 13(a)(1).

The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Teresa S. Westbrook possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Westbrook as the Registrant’s audit committee financial expert. Ms. Westbrook is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

AUDIT FEES –

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2024 and August 31, 2023 for professional services rendered by the Registrant’s principal accountant (“Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for each of the last two fiscal years, were $697,100 in 2024 and $688,350 in 2023.

(b) Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2024, and August 31, 2023, for assurance and related services by the Auditor that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4, were $0 in 2024 and $0 in 2023.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2024 and August 31, 2023 for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2024 and $0 in 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for each of the last two fiscal years ended August 31, 2024, and August 31, 2023, for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 for 2024 and $0 for 2023.

(e)(1) The Charter for the Audit Committee (“Committee”) of the Morgan Stanley Pathway Funds provides that the Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (“Chairperson”) and at least one other member of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee’s meeting, its decision(s). From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than the Adviser or the Trust’s officers).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2024 and 0% for 2023; Tax Fees were 0% for 2024 and 0% for 2023; and Other Fees were 0% for 2024 and 0% for 2023.

(f) Not Applicable.

(g) Aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management as is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant of each of the last two fiscal years of the Registrant (“Service Affiliates”) were $0 for 2024 and $0 in 2023.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)ii of Rule 2-01 of Regulation S-X is compatible with maintaining the Auditor’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(c)	Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(d)	Not applicable.

7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morgan Stanley

Pathway Funds

Annual Report

»	August 31, 2024

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Schedules of Investments

August 31, 2024

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 98.0%

COMMUNICATION SERVICES — 8.4%

Diversified Telecommunication Services — 0.6%
229,970	AT&T Inc.	$4,576,403
7,688	Frontier Communications Parent Inc.*	221,414
2,850	GCI Liberty Inc.*(a)#	—
3,860	Iridium Communications Inc.	99,588
5,122	Liberty Global Ltd., Class A Shares*	99,111
5,313	Liberty Global Ltd., Class C Shares*	104,507
235,059	Verizon Communications Inc.	9,820,765

	Total Diversified Telecommunication Services	14,921,788

Entertainment — 1.8%
8,401	Electronic Arts Inc.	1,275,440
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	56,143
7,611	Liberty Media Corp.-Liberty Formula One, Class C Shares*	594,039
507	Liberty Media Corp.-Liberty Live, Class A Shares*	20,077
1,427	Liberty Media Corp.-Liberty Live, Class C Shares*	57,608
5,056	Live Nation Entertainment Inc.*	493,819
574	Madison Square Garden Sports Corp., Class A Shares*	119,995
42,159	Netflix Inc.*	29,568,215
2,011	Playtika Holding Corp.	15,223
17,418	ROBLOX Corp., Class A Shares*	766,218
4,013	Roku Inc., Class A Shares*	271,961
4,710	Spotify Technology SA*	1,614,965
5,118	Take-Two Interactive Software Inc.*	827,632
2,969	TKO Group Holdings Inc., Class A Shares	351,025
130,904	Walt Disney Co. (The)	11,831,104
84,762	Warner Bros Discovery Inc.*	664,534

	Total Entertainment	48,527,998

Interactive Media & Services — 5.2%
279,300	Alphabet Inc., Class A Shares	45,632,034
229,486	Alphabet Inc., Class C Shares	37,890,434
2,373	IAC Inc.*	125,247
8,272	Match Group Inc.*	307,801
98,146	Meta Platforms Inc., Class A Shares	51,164,491
21,999	Pinterest Inc., Class A Shares*	704,848
3,459	TripAdvisor Inc.*	50,190
9,208	ZoomInfo Technologies Inc., Class A Shares*	91,067

	Total Interactive Media & Services	135,966,112

Media — 0.7%
2,898	Charter Communications Inc., Class A Shares*	1,007,171
244,799	Comcast Corp., Class A Shares	9,686,696
104,304	Fox Corp., Class A Shares	4,315,056
4,075	Fox Corp., Class B Shares	156,602
12,063	Interpublic Group of Cos., Inc. (The)	393,374
680	Liberty Broadband Corp., Class A Shares*	41,650
3,649	Liberty Broadband Corp., Class C Shares*	227,625
4,698	Liberty Media Corp.-Liberty SiriusXM*	111,953
1,933	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	46,025
4,954	New York Times Co. (The), Class A Shares	272,123
11,984	News Corp., Class A Shares	339,507
3,531	News Corp., Class B Shares	103,917
1,000	Nexstar Media Group Inc., Class A Shares	170,880
6,123	Omnicom Group Inc.	614,933
181	Paramount Global, Class A Shares	4,013

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 8.4% — (continued)

Media — 0.7% — (continued)
17,746	Paramount Global, Class B Shares(b)	$185,801
18,261	Sirius XM Holdings Inc.(b)	60,079
13,679	Trade Desk Inc. (The), Class A Shares*	1,429,866

	Total Media	19,167,271

Wireless Telecommunication Services — 0.1%
15,577	T-Mobile US Inc.	3,095,461

	TOTAL COMMUNICATION SERVICES	221,678,630

CONSUMER DISCRETIONARY — 9.0%

Automobile Components — 0.1%
8,401	Aptiv PLC*	600,924
7,048	BorgWarner Inc.	240,125
7,481	Gentex Corp.	234,380
1,770	Lear Corp.	206,471
11,772	QuantumScape Corp., Class A Shares*	68,395

	Total Automobile Components	1,350,295

Automobiles — 1.1%
121,839	Ford Motor Co.	1,363,378
115,640	General Motors Co.	5,756,559
3,886	Harley-Davidson Inc.	145,492
25,481	Lucid Group Inc.*(b)	102,434
29,968	Rivian Automotive Inc., Class A Shares*	423,448
94,436	Tesla Inc.*	20,219,692
1,665	Thor Industries Inc.	178,588

	Total Automobiles	28,189,591

Broadline Retail — 3.5%
505,149	Amazon.com Inc.*	90,169,096
39,345	Coupang Inc., Class A Shares*	871,492
355	Dillard’s Inc., Class A Shares	120,334
16,107	eBay Inc.	951,924
3,809	Etsy Inc.*	209,838
3,272	Kohl’s Corp.	63,444
8,133	Macy’s Inc.	126,631
3,383	Nordstrom Inc.	75,576
1,848	Ollie’s Bargain Outlet Holdings Inc.*	165,507

	Total Broadline Retail	92,753,842

Distributors — 0.1%
4,353	Genuine Parts Co.	623,611
8,358	LKQ Corp.	347,609
1,184	Pool Corp.	416,318

	Total Distributors	1,387,538

Diversified Consumer Services — 0.0%@
8,820	ADT Inc.	64,298
1,724	Bright Horizons Family Solutions Inc.*	242,601
1,133	Duolingo Inc., Class A Shares*	240,842
913	Grand Canyon Education Inc.*	132,394
4,352	H&R Block Inc.	275,525
4,522	Service Corp. International	353,937

	Total Diversified Consumer Services	1,309,597

Hotels, Restaurants & Leisure — 1.8%
14,568	Airbnb Inc., Class A Shares*	1,708,972
7,982	Aramark	292,381

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.0% — (continued)

Hotels, Restaurants & Leisure — 1.8% — (continued)
1,092	Booking Holdings Inc.	$4,268,879
2,182	Boyd Gaming Corp.	130,964
6,600	Caesars Entertainment Inc.*	248,424
30,844	Carnival Corp.*	508,926
2,742	Cava Group Inc.*	312,698
44,948	Chipotle Mexican Grill Inc., Class A Shares*	2,520,684
904	Choice Hotels International Inc.	115,341
2,249	Churchill Downs Inc.	312,543
31,032	Darden Restaurants Inc.	4,907,711
1,084	Domino’s Pizza Inc.	449,004
10,714	DoorDash Inc., Class A Shares*	1,378,999
16,463	DraftKings Inc., Class A Shares*	567,973
2,827	Dutch Bros Inc., Class A Shares*	87,637
4,127	Expedia Group Inc.*	574,024
51,692	Hilton Worldwide Holdings Inc.	11,353,631
1,319	Hyatt Hotels Corp., Class A Shares	200,382
11,442	Las Vegas Sands Corp.	446,124
2,787	Light & Wonder Inc., Class A Shares*	306,068
7,804	Marriott International Inc., Class A Shares	1,831,521
1,116	Marriott Vacations Worldwide Corp.	82,584
23,083	McDonald’s Corp.	6,663,139
8,632	MGM Resorts International*	324,477
12,759	Norwegian Cruise Line Holdings Ltd.*	228,258
5,004	Penn Entertainment Inc.*	93,174
2,560	Planet Fitness Inc., Class A Shares*	207,898
8,042	Royal Caribbean Cruises Ltd.*	1,323,874
47,496	Starbucks Corp.	4,491,697
2,097	Texas Roadhouse Inc., Class A Shares	353,869
2,199	Travel + Leisure Co.	97,328
1,147	Vail Resorts Inc.	208,410
5,346	Wendy’s Co. (The)	90,454
923	Wingstop Inc.	356,380
2,445	Wyndham Hotels & Resorts Inc.	192,421
3,282	Wynn Resorts Ltd.	252,320
9,601	Yum! Brands Inc.	1,295,367

	Total Hotels, Restaurants & Leisure	48,784,536

Household Durables — 0.3%
9,822	DR Horton Inc.	1,854,001
4,768	Garmin Ltd.	873,927
3,726	Leggett & Platt Inc.	47,097
7,519	Lennar Corp., Class A Shares	1,368,909
406	Lennar Corp., Class B Shares	68,545
1,651	Mohawk Industries Inc.*	256,136
12,170	Newell Brands Inc.	86,285
104	NVR Inc.*	953,936
6,648	PulteGroup Inc.	875,209
2,044	SharkNinja Inc.	195,856
5,308	Tempur Sealy International Inc.	278,298
3,246	Toll Brothers Inc.	467,651
989	TopBuild Corp.*	388,697
1,679	Whirlpool Corp.	168,387

	Total Household Durables	7,882,934

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.0% — (continued)

Leisure Products — 0.0%@
2,070	Brunswick Corp.	$163,634
5,819	Hasbro Inc.	396,623
10,844	Mattel Inc.*	205,819
1,768	Polaris Inc.	149,661
2,747	YETI Holdings Inc.*	110,759

	Total Leisure Products	1,026,496

Specialty Retail — 1.8%
1,783	Advance Auto Parts Inc.	80,788
922	AutoNation Inc.*	164,097
575	AutoZone Inc.*	1,829,351
7,122	Bath & Body Works Inc.	219,073
7,405	Best Buy Co., Inc.	743,462
2,007	Burlington Stores Inc.*	538,358
4,955	CarMax Inc.*	418,945
3,256	Carvana Co., Class A Shares*	490,419
1,760	Dick’s Sporting Goods Inc.	417,049
1,645	Five Below Inc.*	124,082
3,259	Floor & Decor Holdings Inc., Class A Shares*	366,442
8,491	GameStop Corp., Class A Shares*(b)	198,859
6,070	Gap Inc. (The)	136,150
31,776	Home Depot Inc. (The)	11,709,456
825	Lithia Motors Inc., Class A Shares	248,391
47,275	Lowe’s Cos., Inc.	11,747,837
595	Murphy USA Inc.	309,180
8,600	O’Reilly Automotive Inc.*	9,717,742
598	Penske Automotive Group Inc.	101,720
497	RH*	126,089
10,261	Ross Stores Inc.	1,545,409
36,299	TJX Cos., Inc. (The)	4,256,784
3,354	Tractor Supply Co.	897,363
1,505	Ulta Beauty Inc.*	531,024
4,520	Valvoline Inc.*	190,744
2,676	Wayfair Inc., Class A Shares*	113,864
3,954	Williams-Sonoma Inc.	531,141

	Total Specialty Retail	47,753,819

Textiles, Apparel & Luxury Goods — 0.3%
8,878	Amer Sports Inc.*	121,185
2,776	Birkenstock Holding PLC*	138,523
3,273	Capri Holdings Ltd.*	116,912
1,227	Carter’s Inc.	80,859
1,025	Columbia Sportswear Co.	82,748
1,839	Crocs Inc.*	268,807
794	Deckers Outdoor Corp.*	761,676
3,865	lululemon athletica Inc.*	1,002,852
38,531	NIKE Inc., Class B Shares	3,210,403
1,796	PVH Corp.	177,247
1,263	Ralph Lauren Corp., Class A Shares	216,301
4,059	Skechers USA Inc., Class A Shares*	277,960
6,955	Tapestry Inc.	284,946
5,673	Under Armour Inc., Class A Shares*	43,625
7,178	Under Armour Inc., Class C Shares*	53,548
11,444	V.F. Corp.	208,395

	Total Textiles, Apparel & Luxury Goods	7,045,987

	TOTAL CONSUMER DISCRETIONARY	237,484,635

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.9%

Beverages — 1.1%
309	Boston Beer Co., Inc. (The), Class A Shares*	$83,961
1,581	Brown-Forman Corp., Class A Shares	72,331
5,788	Brown-Forman Corp., Class B Shares	263,875
7,646	Celsius Holdings Inc.*	290,777
124,362	Coca-Cola Co. (The)	9,012,514
182	Coca-Cola Consolidated Inc.	244,317
5,000	Constellation Brands Inc., Class A Shares	1,203,550
36,191	Keurig Dr Pepper Inc.	1,324,953
5,533	Molson Coors Beverage Co., Class B Shares	298,616
74,101	Monster Beverage Corp.*	3,492,380
70,345	PepsiCo Inc.	12,161,244

	Total Beverages	28,448,518

Consumer Staples Distribution & Retail — 1.6%
13,245	Albertsons Cos., Inc., Class A Shares	259,867
4,168	BJ’s Wholesale Club Holdings Inc.*	333,273
1,165	Casey’s General Stores Inc.	422,091
18,517	Costco Wholesale Corp.	16,524,201
6,801	Dollar General Corp.	564,279
6,375	Dollar Tree Inc.*	538,624
2,938	Grocery Outlet Holding Corp.*	55,646
22,607	Kroger Co. (The)	1,202,919
5,314	Maplebear Inc.*	190,719
4,817	Performance Food Group Co.*	359,541
17,043	Sysco Corp.	1,328,843
66,773	Target Corp.	10,257,668
7,092	US Foods Holding Corp.*	419,917
22,452	Walgreens Boots Alliance Inc.	207,681
139,040	Walmart Inc.	10,738,059

	Total Consumer Staples Distribution & Retail	43,403,328

Food Products — 0.8%
15,230	Archer-Daniels-Midland Co.	928,878
4,490	Bunge Global SA	455,196
6,084	Campbell Soup Co.	302,497
14,789	Conagra Brands Inc.	461,417
4,866	Darling Ingredients Inc.*	203,058
5,643	Flowers Foods Inc.	131,143
1,387	Freshpet Inc.*	188,632
17,634	General Mills Inc.	1,274,762
4,654	Hershey Co. (The)	898,501
9,182	Hormel Foods Corp.	298,874
2,001	Ingredion Inc.	268,754
3,218	J.M. Smucker Co. (The)	369,040
8,064	Kellanova	650,039
27,453	Kraft Heinz Co. (The)	972,660
4,540	Lamb Weston Holdings Inc.	281,117
7,799	McCormick & Co., Inc., Class VTG Shares	624,154
120,185	Mondelez International Inc., Class A Shares	8,630,485
1,166	Pilgrim’s Pride Corp.*	54,312
1,564	Post Holdings Inc.*	181,064
8	Seaboard Corp.	24,883
54,986	Tyson Foods Inc., Class A Shares	3,536,150

	Total Food Products	20,735,616

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.9% — (continued)

Household Products — 0.9%
7,582	Church & Dwight Co., Inc.	$772,454
3,838	Clorox Co. (The)	607,594
26,290	Colgate-Palmolive Co.	2,799,885
10,460	Kimberly-Clark Corp.	1,513,144
103,854	Procter & Gamble Co. (The)	17,815,115
1,594	Reynolds Consumer Products Inc.	50,211
1,110	Spectrum Brands Holdings Inc.	104,695

	Total Household Products	23,663,098

Personal Care Products — 0.1%
4,024	BellRing Brands Inc.*	225,062
11,194	Coty Inc., Class A Shares*	105,000
1,634	elf Beauty Inc.*	244,757
14,938	Estee Lauder Cos., Inc. (The), Class A Shares	1,369,217
59,531	Kenvue Inc.	1,306,705

	Total Personal Care Products	3,250,741

Tobacco — 0.4%
55,474	Altria Group Inc.	2,982,837
49,800	Philip Morris International Inc.	6,139,842

	Total Tobacco	9,122,679

	TOTAL CONSUMER STAPLES	128,623,980

ENERGY — 3.5%

Energy Equipment & Services — 0.4%
31,000	Baker Hughes Co., Class A Shares	1,090,270
27,887	Halliburton Co.	867,007
11,890	NOV Inc.	211,285
187,683	Schlumberger NV	8,256,175
13,617	TechnipFMC PLC	365,480
2,228	Weatherford International PLC	233,807

	Total Energy Equipment & Services	11,024,024

Oil, Gas & Consumable Fuels — 3.1%
10,272	Antero Midstream Corp.	152,745
8,937	Antero Resources Corp.*	241,210
11,452	APA Corp.	326,267
7,093	Cheniere Energy Inc.	1,314,049
3,886	Chesapeake Energy Corp.(b)	289,468
55,194	Chevron Corp.	8,165,952
1,908	Chord Energy Corp.	283,204
3,086	Civitas Resources Inc.	189,264
99,085	ConocoPhillips	11,274,882
23,168	Coterra Energy Inc.	563,677
19,437	Devon Energy Corp.	870,389
5,537	Diamondback Energy Inc.	1,080,324
3,023	DT Midstream Inc.	237,578
58,616	EOG Resources Inc.	7,550,913
18,201	EQT Corp.	609,915
248,516	Exxon Mobil Corp.	29,309,977
9,529	Hess Corp.	1,315,574
4,831	HF Sinclair Corp.	237,395
60,886	Kinder Morgan Inc.	1,313,311
18,123	Marathon Oil Corp.	519,224
11,596	Marathon Petroleum Corp.	2,053,884
3,630	Matador Resources Co.	205,894

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.5% — (continued)

Oil, Gas & Consumable Fuels — 3.1% — (continued)
2,028	New Fortress Energy Inc., Class A Shares(b)	$24,985
21,872	Occidental Petroleum Corp.	1,246,267
19,463	ONEOK Inc.	1,797,603
10,906	Ovintiv Inc.	467,104
19,392	Permian Resources Corp., Class A Shares	276,142
39,861	Phillips 66	5,592,897
7,450	Range Resources Corp.	222,606
35,039	Southwestern Energy Co.*	223,549
6,860	Targa Resources Corp.	1,007,734
582	Texas Pacific Land Corp.	505,694
10,071	Valero Energy Corp.	1,477,718
2,820	Viper Energy Inc., Class A Shares	134,232
37,807	Williams Cos., Inc. (The)	1,730,426

	Total Oil, Gas & Consumable Fuels	82,812,053

	TOTAL ENERGY	93,836,077

FINANCIALS — 16.0%

Banks — 3.4%
418,287	Bank of America Corp.	17,045,195
3,293	Bank OZK	142,752
792	BOK Financial Corp.	83,120
61,425	Citigroup Inc.	3,847,662
14,435	Citizens Financial Group Inc.	621,427
6,330	Columbia Banking System Inc.	159,389
4,040	Comerica Inc.	230,724
3,719	Commerce Bancshares Inc.	237,867
1,830	Cullen/Frost Bankers Inc.	205,381
4,428	East West Bancorp Inc.	372,262
21,067	Fifth Third Bancorp	899,350
399	First Citizens BancShares Inc., Class A Shares	810,249
3,636	First Hawaiian Inc.	88,464
17,694	First Horizon Corp.	293,543
11,653	FNB Corp.	174,562
44,638	Huntington Bancshares Inc.	668,231
165,368	JPMorgan Chase & Co.	37,174,726
29,063	KeyCorp	495,815
5,134	M&T Bank Corp.	883,613
98,288	NU Holdings Ltd., Class A Shares*	1,471,371
2,372	Pinnacle Financial Partners Inc.	236,180
13,068	PNC Financial Services Group Inc. (The)	2,418,756
2,113	Popular Inc.	216,583
2,786	Prosperity Bancshares Inc.	204,994
28,679	Regions Financial Corp.	671,662
4,613	Synovus Financial Corp.	212,752
1,501	TFS Financial Corp.	20,384
85,623	Truist Financial Corp.	3,806,799
51,147	US Bancorp	2,415,673
5,220	Webster Financial Corp.	247,585
232,947	Wells Fargo & Co.	13,620,411
3,246	Western Alliance Bancorp	265,133
3,020	Wintrust Financial Corp.	328,576
4,368	Zions Bancorp NA	216,478

	Total Banks	90,787,669

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 16.0% — (continued)

Capital Markets — 4.7%
1,040	Affiliated Managers Group Inc.	$180,783
3,110	Ameriprise Financial Inc.	1,397,758
6,042	Ares Management Corp., Class A Shares	884,549
23,603	Bank of New York Mellon Corp. (The)	1,610,197
13,699	BlackRock Inc., Class A Shares	12,353,895
23,041	Blackstone Inc.	3,280,117
21,634	Blue Owl Capital Inc., Class A Shares	381,624
20,291	Brookfield Asset Management Ltd., Class A Shares	827,061
342,613	Brookfield Corp.	17,226,582
6,690	Carlyle Group Inc. (The)	268,470
3,264	Cboe Global Markets Inc.	670,426
142,603	Charles Schwab Corp. (The)	9,283,455
11,736	CME Group Inc., Class A Shares	2,531,925
6,715	Coinbase Global Inc., Class A Shares*	1,231,262
1,021	Evercore Inc., Class A Shares	250,901
1,191	FactSet Research Systems Inc.	503,602
9,236	Franklin Resources Inc.	186,937
10,102	Goldman Sachs Group Inc. (The)	5,154,546
1,577	Houlihan Lokey Inc., Class A Shares	246,990
3,233	Interactive Brokers Group Inc., Class A Shares	416,701
68,844	Intercontinental Exchange Inc.	11,121,748
10,906	Invesco Ltd.	186,384
4,227	Janus Henderson Group PLC	158,977
5,516	Jefferies Financial Group Inc.	330,684
93,523	KKR & Co., Inc., Class Miscella Shares	11,575,342
3,370	Lazard Inc., Class A Shares	168,871
2,339	LPL Financial Holdings Inc.	524,731
1,193	MarketAxess Holdings Inc.	289,171
15,922	Moody’s Corp.	7,765,796
37,186	Morgan Stanley(c)	3,852,841
779	Morningstar Inc.	244,427
6,238	MSCI Inc., Class A Shares	3,621,720
12,699	Nasdaq Inc.	915,344
6,278	Northern Trust Corp.	572,616
5,872	Raymond James Financial Inc.	702,115
25,800	Robinhood Markets Inc., Class A Shares*	519,096
31,316	S&P Global Inc.	16,072,624
3,016	SEI Investments Co.	203,972
34,127	State Street Corp.	2,972,462
3,129	Stifel Financial Corp.	275,790
6,846	T. Rowe Price Group Inc.	725,950
4,676	TPG Inc., Class A Shares	235,904
3,586	Tradeweb Markets Inc., Class A Shares	424,009
2,820	Virtu Financial Inc., Class A Shares	86,602
16,067	XP Inc., Class A Shares	295,793

	Total Capital Markets	122,730,750

Consumer Finance — 0.5%
8,125	Ally Financial Inc.	350,919
35,582	American Express Co.	9,203,284
11,768	Capital One Financial Corp.	1,729,072
197	Credit Acceptance Corp.*	91,906
7,743	Discover Financial Services	1,074,032
3,585	OneMain Holdings Inc., Class A Shares	177,135
6,798	SLM Corp.	149,964
45,623	SoFi Technologies Inc.*	364,528
12,571	Synchrony Financial	631,818

	Total Consumer Finance	13,772,658

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 16.0% — (continued)

Financial Services — 4.7%
7,277	Affirm Holdings Inc., Class A Shares*	$320,261
17,327	Apollo Global Management Inc.	2,005,254
77,163	Berkshire Hathaway Inc., Class B Shares*	36,723,415
19,044	Block Inc., Class A Shares*	1,258,427
2,215	Corpay Inc.*	698,943
9,550	Equitable Holdings Inc.	406,066
1,384	Euronet Worldwide Inc.*	149,347
17,362	Fidelity National Information Services Inc.	1,431,497
18,724	Fiserv Inc.*	3,269,210
8,004	Global Payments Inc.	888,524
2,277	Jack Henry & Associates Inc.	393,989
59,746	MasterCard Inc., Class A Shares	28,877,632
8,542	MGIC Investment Corp.	217,223
136,947	PayPal Holdings Inc.*	9,919,071
4,640	Rocket Cos., Inc., Class A Shares*	91,176
1,742	Shift4 Payments Inc., Class A Shares*	144,760
17,187	Toast Inc., Class A Shares*	427,269
3,045	UWM Holdings Corp.	28,623
132,967	Visa Inc., Class A Shares	36,748,090
3,002	Voya Financial Inc.	212,632
6,595	Western Union Co. (The)	80,459
1,283	WEX Inc.*	245,079

	Total Financial Services	124,536,947

Insurance — 2.7%
18,819	Aflac Inc.	2,076,865
8,142	Allstate Corp. (The)	1,538,349
2,274	American Financial Group Inc.	303,852
22,459	American International Group Inc.	1,730,466
6,154	Aon PLC, Class A Shares	2,115,253
12,254	Arch Capital Group Ltd.*	1,385,805
7,074	Arthur J. Gallagher & Co.	2,069,640
1,588	Assurant Inc.	311,804
1,699	Assured Guaranty Ltd.	136,056
2,527	Axis Capital Holdings Ltd.	201,857
1,934	Brighthouse Financial Inc.*	88,771
7,358	Brown & Brown Inc.	773,547
13,060	Chubb Ltd.	3,711,391
4,764	Cincinnati Financial Corp.	652,811
929	CNA Financial Corp.	48,234
1,329	Everest Group Ltd.	521,287
6,614	Fidelity National Financial Inc.	389,961
3,281	First American Financial Corp.	209,328
2,845	Globe Life Inc.	298,867
1,160	Hanover Insurance Group Inc. (The)	170,508
71,773	Hartford Financial Services Group Inc. (The)	8,332,845
2,021	Kemper Corp.	126,333
695	Kinsale Capital Group Inc.	341,308
4,059	Lincoln National Corp.	130,294
5,697	Loews Corp.	466,812
408	Markel Group Inc.*	653,077
28,816	Marsh & McLennan Cos., Inc.	6,555,928
18,416	MetLife Inc.	1,426,872
8,207	Old Republic International Corp.	294,385
1,090	Primerica Inc.	286,921
7,362	Principal Financial Group Inc.	599,414

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 16.0% — (continued)

Insurance — 2.7% — (continued)
76,360	Progressive Corp. (The)	$19,257,992
33,998	Prudential Financial Inc.	4,119,198
2,069	Reinsurance Group of America Inc., Class A Shares	456,752
2,049	RenaissanceRe Holdings Ltd.	522,065
1,281	RLI Corp.	197,402
3,046	Ryan Specialty Holdings Inc., Class A Shares	196,863
32,301	Travelers Cos., Inc. (The)	7,366,889
4,605	Unum Group	255,531
81	White Mountains Insurance Group Ltd.	149,383
3,209	Willis Towers Watson PLC	937,381
11,424	WR Berkley Corp.	682,013

	Total Insurance	72,090,310

Mortgage Real Estate Investment Trusts (REITs) — 0.0%@
20,790	AGNC Investment Corp.	212,266
15,771	Annaly Capital Management Inc.	317,943
15,439	Rithm Capital Corp.	184,342
9,325	Starwood Property Trust Inc.	194,333

	Total Mortgage Real Estate Investment Trusts (REITs)	908,884

	TOTAL FINANCIALS	424,827,218

HEALTH CARE — 12.5%

Biotechnology — 1.8%
95,914	AbbVie Inc.	18,828,877
4,334	Alnylam Pharmaceuticals Inc.*	1,138,498
30,785	Amgen Inc.	10,276,957
3,284	Apellis Pharmaceuticals Inc.*	127,748
4,472	Biogen Inc.*	915,687
5,811	BioMarin Pharmaceutical Inc.*	530,021
5,708	Exact Sciences Corp.*	352,127
9,222	Exelixis Inc.*	240,049
40,435	Gilead Sciences Inc.	3,194,365
818	GRAIL Inc.*	11,542
5,793	Incyte Corp.*	380,368
4,454	Ionis Pharmaceuticals Inc.*	212,367
9,982	Moderna Inc.*	772,607
4,412	Natera Inc.*	521,763
3,820	Neurocrine Biosciences Inc.*	485,369
3,347	Regeneron Pharmaceuticals Inc.*	3,965,157
10,710	Roivant Sciences Ltd.*	130,983
2,812	Sarepta Therapeutics Inc.*	381,813
2,454	Ultragenyx Pharmaceutical Inc.*	139,338
1,411	United Therapeutics Corp.*	512,969
8,283	Vertex Pharmaceuticals Inc.*	4,107,457
3,248	Viking Therapeutics Inc.*	208,262

	Total Biotechnology	47,434,324

Health Care Equipment & Supplies — 2.8%
121,955	Abbott Laboratories	13,813,843
29,270	Alcon Inc.	2,859,094
2,370	Align Technology Inc.*	562,211
15,690	Baxter International Inc.	595,279
33,841	Becton Dickinson and Co.	8,203,397
150,474	Boston Scientific Corp.*	12,307,268
6,031	Cooper Cos Inc.(The)*	637,658
6,518	DENTSPLY SIRONA Inc.	164,840

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 12.5% — (continued)

Health Care Equipment & Supplies — 2.8% — (continued)
13,705	DexCom Inc.*	$950,305
18,695	Edwards Lifesciences Corp.*	1,307,902
1,498	Enovis Corp.*	69,807
5,072	Envista Holdings Corp.*	92,615
14,400	GE HealthCare Technologies Inc.	1,221,408
3,699	Globus Medical Inc., Class A Shares*	268,917
7,179	Hologic Inc.*	583,222
6,398	IDEXX Laboratories Inc.*	3,079,549
888	Inspire Medical Systems Inc.*	159,680
2,165	Insulet Corp.*	438,997
23,532	Intuitive Surgical Inc.*	11,592,569
1,296	Masimo Corp.*	152,306
42,649	Medtronic PLC	3,777,848
1,100	Penumbra Inc.*	222,552
1,797	QuidelOrtho Corp.*	75,923
4,506	ResMed Inc.	1,104,060
4,164	Solventum Corp.*	266,954
3,078	STERIS PLC	742,106
20,992	Stryker Corp.	7,565,937
1,481	Teleflex Inc.	363,097
6,518	Zimmer Biomet Holdings Inc.	752,568

	Total Health Care Equipment & Supplies	73,931,912

Health Care Providers & Services — 2.6%
2,770	Acadia Healthcare Co., Inc.*	226,946
1,025	Amedisys Inc.*	100,460
7,656	Cardinal Health Inc.	862,984
30,102	Cencora Inc.	7,211,536
16,569	Centene Corp.*	1,306,134
469	Chemed Corp.	274,914
8,967	Cigna Group (The)	3,244,350
104,479	CVS Health Corp.	5,980,378
1,670	DaVita Inc.*	252,037
7,448	Elevance Health Inc.	4,147,717
2,979	Encompass Health Corp.	277,196
6,293	HCA Healthcare Inc.	2,489,448
4,129	Henry Schein Inc.*	291,301
3,724	Humana Inc.	1,320,046
2,631	Labcorp Holdings Inc.	604,841
4,279	McKesson Corp.	2,400,861
1,793	Molina Healthcare Inc.*	627,174
3,625	Premier Inc., Class A Shares	73,841
3,475	Quest Diagnostics Inc.	545,471
4,270	R1 RCM Inc.*	60,250
3,145	Tenet Healthcare Corp.*	521,567
60,052	UnitedHealth Group Inc.	35,442,690
1,869	Universal Health Services Inc., Class B Shares	444,766

	Total Health Care Providers & Services	68,706,908

Health Care Technology — 0.0%@
3,535	Certara Inc.*	43,304
3,617	Doximity Inc., Class A Shares*	133,033
5,119	Veeva Systems Inc., Class A Shares*	1,107,956

	Total Health Care Technology	1,284,293

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 12.5% — (continued)

Life Sciences Tools & Services — 2.1%
3,003	10X Genomics Inc., Class A Shares*	$70,120
9,947	Agilent Technologies Inc.	1,421,625
158,852	Avantor Inc.*	4,104,736
1,652	Azenta Inc.*	81,807
655	Bio-Rad Laboratories Inc., Class A Shares*	220,945
4,869	Bio-Techne Corp.	360,257
3,013	Bruker Corp.	202,444
1,596	Charles River Laboratories International Inc.*	315,609
62,252	Danaher Corp.	16,765,086
2,657	Fortrea Holdings Inc.*	61,271
4,908	Illumina Inc.*	644,911
5,648	IQVIA Holdings Inc.*	1,420,754
1,059	Medpace Holdings Inc.*	376,231
664	Mettler-Toledo International Inc.*	955,549
6,638	QIAGEN NV*	303,423
1,769	Repligen Corp.*	266,995
3,863	Revvity Inc.	473,372
3,386	Sotera Health Co.*	52,280
42,770	Thermo Fisher Scientific Inc.	26,306,544
1,817	Waters Corp.*	629,318
2,297	West Pharmaceutical Services Inc.	720,408

	Total Life Sciences Tools & Services	55,753,685

Pharmaceuticals — 3.2%
65,813	Bristol-Myers Squibb Co.	3,287,359
5,674	Catalent Inc.*	345,887
14,967	Elanco Animal Health Inc.*	231,540
31,251	Eli Lilly & Co.	30,001,585
3,179	Intra-Cellular Therapies Inc.*	232,957
1,860	Jazz Pharmaceuticals PLC*	215,723
107,782	Johnson & Johnson	17,876,723
125,454	Merck & Co., Inc.	14,860,026
7,798	Organon & Co.	174,285
4,053	Perrigo Co. PLC	117,942
181,625	Pfizer Inc.	5,268,941
11,707	Royalty Pharma PLC, Class A Shares	339,854
37,356	Viatris Inc.	451,261
59,035	Zoetis Inc., Class A Shares	10,832,332

	Total Pharmaceuticals	84,236,415

	TOTAL HEALTH CARE	331,347,537

INDUSTRIALS — 10.2%

Aerospace & Defense — 2.9%
2,514	Axon Enterprise Inc.*	917,535
18,620	Boeing Co. (The)*	3,235,039
2,910	BWX Technologies Inc.	299,730
1,200	Curtiss-Wright Corp.	379,032
8,855	General Dynamics Corp.	2,650,833
34,872	General Electric Co.	6,089,349
1,421	HEICO Corp.	364,572
32,935	HEICO Corp., Class A Shares	6,589,964
2,664	Hexcel Corp.	168,604
13,043	Howmet Aerospace Inc.	1,260,736
1,237	Huntington Ingalls Industries Inc.	349,786
5,872	L3Harris Technologies Inc.	1,389,726
6,839	Lockheed Martin Corp.	3,885,236

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.2% — (continued)

Aerospace & Defense — 2.9% — (continued)
10,037	Northrop Grumman Corp.	$5,251,459
136,217	RTX Corp.	16,801,005
3,794	Spirit AeroSystems Holdings Inc., Class A Shares*	133,587
62,693	Textron Inc.	5,717,602
14,149	TransDigm Group Inc.	19,429,548
1,879	Woodward Inc.	313,135

	Total Aerospace & Defense	75,226,478

Air Freight & Logistics — 0.2%
3,630	CH Robinson Worldwide Inc.	375,741
4,492	Expeditors International of Washington Inc.	554,358
7,412	FedEx Corp.	2,214,483
3,689	GXO Logistics Inc.*	184,634
23,459	United Parcel Service Inc., Class B Shares	3,015,655

	Total Air Freight & Logistics	6,344,871

Building Products — 0.9%
2,109	AAON Inc.	201,431
2,103	Advanced Drainage Systems Inc.	329,666
2,763	Allegion PLC	383,615
3,820	AO Smith Corp.	319,810
1,329	Armstrong World Industries Inc.	168,464
4,532	AZEK Co., Inc. (The), Class A Shares*	193,199
3,764	Builders FirstSource Inc.*	654,936
1,502	Carlisle Cos., Inc.	636,548
111,499	Carrier Global Corp.	8,114,897
4,021	Fortune Brands Innovations Inc.	319,308
4,481	Hayward Holdings Inc.*	66,498
21,115	Johnson Controls International PLC	1,538,228
992	Lennox International Inc.	585,468
6,977	Masco Corp.	555,090
33,249	Owens Corning	5,610,104
1,309	Simpson Manufacturing Co., Inc.	239,626
7,420	Trane Technologies PLC	2,683,517
3,443	Trex Co., Inc.*	219,457

	Total Building Products	22,819,862

Commercial Services & Supplies — 0.7%
2,847	Cintas Corp.	2,292,177
1,591	Clean Harbors Inc.*	391,227
166,811	Copart Inc.*	8,834,311
1,129	MSA Safety Inc.	206,189
5,662	RB Global Inc.	487,668
6,411	Republic Services Inc., Class A Shares	1,334,834
10,428	Rollins Inc.	523,277
2,782	Stericycle Inc.*	164,861
1,664	Tetra Tech Inc.	395,599
7,628	Veralto Corp.	857,616
3,870	Vestis Corp.	54,451
12,844	Waste Management Inc.	2,723,442

	Total Commercial Services & Supplies	18,265,652

Construction & Engineering — 0.4%
4,253	AECOM	425,896
7,023	API Group Corp.*	249,668
1,085	Comfort Systems USA Inc.	383,569

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.2% — (continued)

Construction & Engineering — 0.4% — (continued)
1,439	EMCOR Group Inc.	$565,613
1,945	MasTec Inc.*	220,038
6,551	MDU Resources Group Inc.	168,295
30,925	Quanta Services Inc.	8,508,395
615	Valmont Industries Inc.	175,743
5,617	WillScot Holdings Corp.*	216,479

	Total Construction & Engineering	10,913,696

Electrical Equipment — 0.6%
941	Acuity Brands Inc.	239,673
7,883	AMETEK Inc.	1,348,387
24,138	Eaton Corp. PLC	7,408,676
18,899	Emerson Electric Co.	1,991,766
9,079	GE Vernova Inc.*	1,824,879
1,831	Generac Holdings Inc.*	286,606
1,662	Hubbell Inc., Class B Shares	664,667
5,136	nVent Electric PLC	349,043
2,093	Regal Rexnord Corp.	351,226
3,670	Rockwell Automation Inc.	998,350
4,772	Sensata Technologies Holding PLC	183,961
12,250	Vertiv Holdings Co., Class A Shares	1,017,117

	Total Electrical Equipment	16,664,351

Ground Transportation — 1.1%
546	Avis Budget Group Inc.	44,767
224,209	CSX Corp.	7,683,642
2,567	JB Hunt Transport Services Inc.	444,604
4,710	Knight-Swift Transportation Holdings Inc., Class A Shares	246,710
1,109	Landstar System Inc.	202,459
10,843	Lyft Inc., Class A Shares*	126,538
7,055	Norfolk Southern Corp.	1,807,209
6,290	Old Dominion Freight Line Inc.	1,212,712
1,313	Ryder System Inc.	190,700
832	Saia Inc.*	312,691
1,934	Schneider National Inc., Class B Shares	52,431
117,404	Uber Technologies Inc.*	8,585,754
219	U-Haul Holding Co.*	15,553
3,106	U-Haul Holding Co.-Non Voting	212,295
30,343	Union Pacific Corp.	7,770,539
3,566	XPO Inc.*	408,735

	Total Ground Transportation	29,317,339

Industrial Conglomerates — 0.5%
18,029	3M Co.	2,428,326
55,157	Honeywell International Inc.	11,467,692

	Total Industrial Conglomerates	13,896,018

Machinery — 1.7%
1,900	AGCO Corp.	172,976
2,681	Allison Transmission Holdings Inc.	248,663
33,089	Caterpillar Inc.	11,782,993
30,818	CNH Industrial NV	318,658
1,487	Crane Co.	235,511
4,632	Cummins Inc.	1,449,121
8,198	Deere & Co.	3,162,297
3,841	Donaldson Co., Inc.	279,356
4,329	Dover Corp.	805,324

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.2% — (continued)

Machinery — 1.7% — (continued)
1,759	Esab Corp.	$184,642
4,089	Flowserve Corp.	203,959
10,976	Fortive Corp.	816,614
5,311	Gates Industrial Corp. PLC*	96,448
5,211	Graco Inc.	434,337
2,346	IDEX Corp.	484,402
9,649	Illinois Tool Works Inc.	2,442,934
12,562	Ingersoll Rand Inc.	1,148,795
2,599	ITT Inc.	361,833
1,755	Lincoln Electric Holdings Inc.	339,786
1,608	Middleby Corp. (The)*	226,117
1,784	Nordson Corp.	457,703
1,966	Oshkosh Corp.	212,151
13,790	Otis Worldwide Corp.	1,305,775
17,205	PACCAR Inc.	1,654,777
18,540	Parker-Hannifin Corp.	11,127,708
5,118	Pentair PLC	453,915
863	RBC Bearings Inc.*	257,045
1,620	Snap-on Inc.	459,659
4,780	Stanley Black & Decker Inc.	489,281
1,836	Timken Co. (The)	155,197
3,315	Toro Co. (The)	306,969
5,534	Westinghouse Air Brake Technologies Corp.	938,400
8,267	Xylem Inc.	1,136,960

	Total Machinery	44,150,306

Marine Transportation — 0.0%@
1,857	Kirby Corp.*	222,691

Passenger Airlines — 0.3%
3,724	Alaska Air Group Inc.*	134,474
20,810	American Airlines Group Inc.*	221,002
126,897	Delta Air Lines Inc.	5,391,854
18,448	Southwest Airlines Co.	533,516
10,137	United Airlines Holdings Inc.*	446,433

	Total Passenger Airlines	6,727,279

Professional Services — 0.5%
13,300	Automatic Data Processing Inc.	3,669,603
3,978	Booz Allen Hamilton Holding Corp., Class A Shares	631,627
3,637	Broadridge Financial Solutions Inc.	774,172
678	CACI International Inc., Class A Shares*	330,945
14,554	Clarivate PLC*	99,840
1,249	Concentrix Corp.	93,962
4,789	Dayforce Inc.*	273,787
9,284	Dun & Bradstreet Holdings Inc.	111,408
4,197	Equifax Inc.	1,289,025
1,021	FTI Consulting Inc.*	233,105
5,315	Genpact Ltd.	208,507
3,904	Jacobs Solutions Inc.	589,036
4,043	KBR Inc.	280,423
4,236	Leidos Holdings Inc.	671,448
1,598	ManpowerGroup Inc.	118,124
1,413	Parsons Corp.*	134,885
10,003	Paychex Inc.	1,312,394
1,654	Paycom Software Inc.	269,238
1,976	Paycor HCM Inc.*	27,980

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.2% — (continued)

Professional Services — 0.5% — (continued)
1,291	Paylocity Holding Corp.*	$208,367
3,185	Robert Half Inc.	199,604
1,556	Science Applications International Corp.	203,198
6,768	SS&C Technologies Holdings Inc.	508,209
6,009	TransUnion	581,731
4,429	Verisk Analytics Inc., Class A Shares	1,208,320

	Total Professional Services	14,028,938

Trading Companies & Distributors — 0.4%
3,106	Air Lease Corp., Class A Shares	143,715
5,543	Core & Main Inc., Class A Shares*	266,230
19,543	Fastenal Co.	1,334,396
6,339	Ferguson Enterprises Inc.	1,303,996
1,373	MSC Industrial Direct Co., Inc., Class A Shares	112,916
1,355	SiteOne Landscape Supply Inc.*	192,220
2,224	United Rentals Inc.	1,648,562
1,301	Watsco Inc.	618,521
1,351	WESCO International Inc.	223,428
4,804	WW Grainger Inc.	4,731,556

	Total Trading Companies & Distributors	10,575,540

	TOTAL INDUSTRIALS	269,153,021

INFORMATION TECHNOLOGY — 25.7%

Communications Equipment — 1.0%
8,250	Arista Networks Inc.*	2,915,385
4,325	Ciena Corp.*	249,336
251,955	Cisco Systems Inc.	12,733,806
1,865	F5 Inc.*	378,875
9,984	Juniper Networks Inc.	388,178
1,935	Lumentum Holdings Inc.*	111,475
22,238	Motorola Solutions Inc.	9,830,085
142	Ubiquiti Inc.	27,480

	Total Communications Equipment	26,634,620

Electronic Equipment, Instruments & Components — 0.4%
53,426	Amphenol Corp., Class A Shares	3,603,584
1,644	Arrow Electronics Inc.*	222,072
2,736	Avnet Inc.	150,972
4,195	CDW Corp.	946,560
5,304	Cognex Corp.	214,176
4,002	Coherent Corp.*	311,956
23,608	Corning Inc.	987,995
1,535	Crane NXT Co.	90,181
1,005	IPG Photonics Corp.*	68,712
3,877	Jabil Inc.	423,679
5,412	Keysight Technologies Inc.*	834,097
764	Littelfuse Inc.	207,961
3,182	TD SYNNEX Corp.	386,358
1,446	Teledyne Technologies Inc.*	625,829
7,679	Trimble Inc.*	435,322
4,811	Vontier Corp.	168,529
1,588	Zebra Technologies Corp., Class A Shares*	548,463

	Total Electronic Equipment, Instruments & Components	10,226,446

IT Services — 1.0%
29,401	Accenture PLC, Class A Shares	10,053,672
4,651	Akamai Technologies Inc.*	473,658

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 25.7% — (continued)

IT Services — 1.0% — (continued)
3,652	Amdocs Ltd.	$317,614
9,122	Cloudflare Inc., Class A Shares*	749,281
15,581	Cognizant Technology Solutions Corp., Class A Shares	1,211,734
6,133	DXC Technology Co.*	126,769
1,756	EPAM Systems Inc.*	352,535
7,071	Gartner Inc.*	3,478,649
1,246	Globant SA*	251,991
4,370	GoDaddy Inc., Class A Shares*	731,582
29,388	International Business Machines Corp.	5,940,196
7,016	Kyndryl Holdings Inc.*	166,209
2,101	MongoDB Inc., Class A Shares*	610,950
4,765	Okta Inc., Class A Shares*	375,148
9,761	Snowflake Inc., Class A Shares*	1,114,999
5,348	Twilio Inc., Class A Shares*	335,641
2,755	VeriSign Inc.*	506,645

	Total IT Services	26,797,273

Semiconductors & Semiconductor Equipment — 7.8%
51,569	Advanced Micro Devices Inc.*	7,661,091
2,260	Allegro MicroSystems Inc.*	55,438
3,481	Amkor Technology Inc.	114,525
16,020	Analog Devices Inc.	3,762,137
26,652	Applied Materials Inc.	5,257,373
3,870	ASML Holding NV, Class REG Shares, ADR	3,497,977
3,086	Astera Labs Inc.*(b)	132,883
177,231	Broadcom Inc.	28,856,751
1,641	Cirrus Logic Inc.*	239,077
4,130	Enphase Energy Inc.*	499,895
4,634	Entegris Inc.	536,942
3,303	First Solar Inc.*	751,003
2,872	GLOBALFOUNDRIES Inc.*	134,065
137,164	Intel Corp.	3,023,094
4,353	KLA Corp.	3,566,979
4,184	Lam Research Corp.	3,435,106
4,335	Lattice Semiconductor Corp.*	205,306
1,723	MACOM Technology Solutions Holdings Inc.*	188,203
27,445	Marvell Technology Inc.	2,092,407
16,491	Microchip Technology Inc.	1,354,901
84,292	Micron Technology Inc.	8,112,262
2,122	MKS Instruments Inc.	253,006
1,562	Monolithic Power Systems Inc.	1,459,970
931,184	NVIDIA Corp.	111,155,434
46,851	ON Semiconductor Corp.*	3,648,287
1,512	Onto Innovation Inc.*	322,389
3,094	Qorvo Inc.*	358,564
35,774	QUALCOMM Inc.	6,271,182
4,942	Skyworks Solutions Inc.	541,594
18,400	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,159,280
4,783	Teradyne Inc.	653,980
29,158	Texas Instruments Inc.	6,249,726
1,421	Universal Display Corp.	275,276
3,902	Wolfspeed Inc.*	38,044

	Total Semiconductors & Semiconductor Equipment	207,864,147

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 25.7% — (continued)

Software — 10.9%
45,579	Adobe Inc.*	$26,181,033
2,694	ANSYS Inc.*	865,905
679	Appfolio Inc., Class A Shares*	157,521
8,101	AppLovin Corp., Class A Shares*	752,340
825	Aspen Technology Inc.*	193,166
4,812	Atlassian Corp., Class A Shares*	796,867
7,164	Autodesk Inc.*	1,851,178
4,327	Bentley Systems Inc., Class B Shares	222,711
3,182	BILL Holdings Inc.*	173,610
33,308	Cadence Design Systems Inc.*	8,957,520
12,061	CCC Intelligent Solutions Holdings Inc.*	130,018
11,630	Confluent Inc., Class A Shares*	246,789
596	Constellation Software Inc.	1,937,000
7,085	Crowdstrike Holdings Inc., Class A Shares*	1,964,529
9,707	Datadog Inc., Class A Shares*	1,128,536
6,357	DocuSign Inc., Class A Shares*	376,398
1,764	Dolby Laboratories Inc., Class A Shares	125,879
4,262	DoubleVerify Holdings Inc.*	83,961
8,161	Dropbox Inc., Class A Shares*	205,168
8,082	Dynatrace Inc.*	409,111
2,491	Elastic NV*	189,789
752	Fair Isaac Corp.*	1,301,163
2,137	Five9 Inc.*	68,918
19,970	Fortinet Inc.*	1,531,899
17,242	Gen Digital Inc.	456,223
5,620	Gitlab Inc., Class A Shares*	266,388
2,588	Guidewire Software Inc.*	385,017
3,206	HashiCorp Inc., Class A Shares*	108,812
1,687	HubSpot Inc.*	841,931
1,263	Informatica Inc., Class A Shares*	31,461
34,620	Intuit Inc.	21,819,601
1,921	Manhattan Associates Inc.*	507,970
364,820	Microsoft Corp.	152,181,015
4,830	MicroStrategy Inc., Class A Shares*	639,589
2,088	nCino Inc.*	62,556
7,575	Nutanix Inc., Class A Shares*	478,664
81,062	Oracle Corp.	11,453,250
64,428	Palantir Technologies Inc., Class A Shares*	2,028,193
23,254	Palo Alto Networks Inc.*	8,434,691
1,187	Pegasystems Inc.	84,135
4,538	Procore Technologies Inc.*	268,967
4,257	PTC Inc.*	762,386
2,788	RingCentral Inc., Class A Shares*	92,924
19,603	Roper Technologies Inc.	10,868,099
45,018	Salesforce Inc.	11,385,052
7,583	SentinelOne Inc., Class A Shares*	178,655
6,578	ServiceNow Inc.*	5,624,190
4,140	Smartsheet Inc., Class A Shares*	202,032
4,942	Synopsys Inc.*	2,567,764
3,073	Teradata Corp.*	86,782
1,292	Tyler Technologies Inc.*	759,528
11,427	UiPath Inc., Class A Shares*	147,180
8,745	Unity Software Inc.*	143,156
18,898	Workday Inc., Class A Shares*	4,973,765
8,002	Zoom Video Communications Inc., Class A Shares*	552,778
3,369	Zscaler Inc.*	673,733

	Total Software	288,917,496

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 25.7% — (continued)

Technology Hardware, Storage & Peripherals — 4.6%
504,887	Apple Inc.	$115,619,123
7,652	Dell Technologies Inc., Class C Shares	884,112
40,271	Hewlett Packard Enterprise Co.	780,049
30,209	HP Inc.	1,092,962
6,393	NetApp Inc.	771,763
8,950	Pure Storage Inc., Class A Shares*	459,045
1,530	Super Micro Computer Inc.*(b)	669,681
10,064	Western Digital Corp.*	660,098

	Total Technology Hardware, Storage & Peripherals	120,936,833

	TOTAL INFORMATION TECHNOLOGY	681,376,815

MATERIALS — 2.8%

Chemicals — 1.7%
24,033	Air Products & Chemicals Inc.	6,701,602
3,644	Albemarle Corp.	328,871
1,606	Ashland Inc.	143,737
6,747	Axalta Coating Systems Ltd.*	246,265
4,020	Celanese Corp., Class A Shares	525,012
5,973	CF Industries Holdings Inc.	496,297
4,492	Chemours Co. (The)	87,324
21,900	Corteva Inc.	1,254,870
21,971	Dow Inc.	1,177,206
69,117	DuPont de Nemours Inc.	5,823,107
3,715	Eastman Chemical Co.	380,305
8,212	Ecolab Inc.	2,079,114
6,768	Element Solutions Inc.	180,976
3,804	FMC Corp.	245,662
5,197	Huntsman Corp.	114,594
7,925	International Flavors & Fragrances Inc.	824,121
26,680	Linde PLC	12,759,710
8,030	LyondellBasell Industries NV, Class A Shares	792,561
10,287	Mosaic Co. (The)	293,900
204	NewMarket Corp.	117,049
3,709	Olin Corp.	161,972
7,286	PPG Industries Inc.	945,213
3,955	RPM International Inc.	459,769
1,413	Scotts Miracle-Gro Co. (The)	100,295
23,439	Sherwin-Williams Co. (The)	8,657,663
997	Westlake Corp.	145,004

	Total Chemicals	45,042,199

Construction Materials — 0.4%
22,617	CRH PLC	2,052,945
1,091	Eagle Materials Inc.	281,205
10,451	Martin Marietta Materials Inc.	5,582,506
12,638	Vulcan Materials Co.	3,098,964

	Total Construction Materials	11,015,620

Containers & Packaging — 0.2%
44,746	Amcor PLC	511,894
2,065	AptarGroup Inc.	316,337
2,505	Avery Dennison Corp.	555,734
9,561	Ball Corp.	610,088
3,729	Berry Global Group Inc.	256,779
4,736	Crown Holdings Inc.	428,182
9,683	Graphic Packaging Holding Co.	289,812
10,746	International Paper Co.	520,321
2,745	Packaging Corp. of America	575,187
3,841	Sealed Air Corp.	134,243

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 2.8% — (continued)

Containers & Packaging — 0.2% — (continued)
2,654	Silgan Holdings Inc.	$138,725
7,907	Smurfit WestRock PLC	374,950
3,127	Sonoco Products Co.	176,895

	Total Containers & Packaging	4,889,147

Metals & Mining — 0.5%
7,735	Alcoa Corp.	248,294
3,810	ATI Inc.*	243,383
15,866	Cleveland-Cliffs Inc.*	207,210
151,758	Freeport-McMoRan Inc.	6,719,844
3,468	MP Materials Corp.*	44,737
38,205	Newmont Corp.	2,039,765
7,404	Nucor Corp.	1,124,742
1,772	Reliance Inc.	507,944
2,094	Royal Gold Inc.	293,516
2,602	Southern Copper Corp.	264,675
4,729	Steel Dynamics Inc.	565,163
7,062	United States Steel Corp.	267,720

	Total Metals & Mining	12,526,993

Paper & Forest Products — 0.0%@
2,003	Louisiana-Pacific Corp.	194,391

	TOTAL MATERIALS	73,668,350

REAL ESTATE — 2.9%

Diversified REITs — 0.0%@
6,772	WP Carey Inc.	406,455

Health Care REITs — 0.2%
5,383	Alexandria Real Estate Equities Inc.	643,645
12,028	Healthcare Realty Trust Inc., Class A Shares	214,098
21,973	Healthpeak Properties Inc.	489,558
18,784	Medical Properties Trust Inc.(b)	84,528
7,516	Omega Healthcare Investors Inc.	297,183
12,400	Ventas Inc.	770,164
19,326	Welltower Inc.	2,332,262

	Total Health Care REITs	4,831,438

Hotel & Resort REITs — 0.0%@
21,828	Host Hotels & Resorts Inc.	386,356
6,032	Park Hotels & Resorts Inc.	92,169

	Total Hotel & Resort REITs	478,525

Industrial REITs — 0.4%
9,060	Americold Realty Trust Inc.	262,740
1,402	EastGroup Properties Inc.	261,333
4,086	First Industrial Realty Trust Inc.	231,799
70,024	Prologis Inc.	8,950,468
6,655	Rexford Industrial Realty Inc.	338,872
5,537	STAG Industrial Inc.	224,691

	Total Industrial REITs	10,269,903

Office REITs — 0.0%@
4,961	BXP Inc.	373,166
4,694	Cousins Properties Inc.	133,826
3,477	Highwoods Properties Inc.	112,029
3,651	Kilroy Realty Corp.	132,422
5,407	Vornado Realty Trust	185,839

	Total Office REITs	937,282

Real Estate Management & Development — 0.4%
9,429	CBRE Group Inc., Class A Shares*	1,085,655

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.9% — (continued)

Real Estate Management & Development — 0.4% — (continued)
99,295	CoStar Group Inc.*	$7,675,504
1,100	Howard Hughes Holdings Inc.*	82,742
1,499	Jones Lang LaSalle Inc.*	382,590
122	Seaport Entertainment Group Inc.*	3,755
1,643	Zillow Group Inc., Class A Shares*	87,785
4,742	Zillow Group Inc., Class C Shares*	262,233

	Total Real Estate Management & Development	9,580,264

Residential REITs — 0.3%
10,413	American Homes 4 Rent, Class A Shares	414,125
4,399	AvalonBay Communities Inc.	992,986
3,257	Camden Property Trust	407,777
44,404	Equity LifeStyle Properties Inc.	3,228,615
13,269	Equity Residential	993,583
1,981	Essex Property Trust Inc.	597,846
18,969	Invitation Homes Inc.	698,818
3,603	Mid-America Apartment Communities Inc.	585,019
3,818	Sun Communities Inc.	516,346
10,234	UDR Inc.	455,515

	Total Residential REITs	8,890,630

Retail REITs — 0.2%
3,153	Agree Realty Corp.	230,201
9,250	Brixmor Property Group Inc.	253,357
2,583	Federal Realty Investment Trust	297,045
20,484	Kimco Realty Corp.	476,458
5,516	NNN REIT Inc.	259,197
27,849	Realty Income Corp.	1,729,701
5,671	Regency Centers Corp.	412,225
10,073	Simon Property Group Inc.	1,685,717

	Total Retail REITs	5,343,901

Specialized REITs — 1.4%
58,839	American Tower Corp.	13,183,466
13,921	Crown Castle Inc.	1,559,430
7,066	CubeSmart	366,231
10,516	Digital Realty Trust Inc.	1,594,331
2,452	EPR Properties	116,396
7,279	Equinix Inc.	6,073,306
6,491	Extra Space Storage Inc.	1,148,907
8,015	Gaming and Leisure Properties Inc.	416,940
8,987	Iron Mountain Inc.	1,017,868
2,738	Lamar Advertising Co., Class A Shares	344,386
2,458	National Storage Affiliates Trust	114,887
21,133	Public Storage	7,263,835
4,339	Rayonier Inc.	133,685
3,333	SBA Communications Corp., Class A Shares	755,458
35,899	VICI Properties Inc., Class A Shares	1,201,898
22,732	Weyerhaeuser Co.	693,099

	Total Specialized REITs	35,984,123

	TOTAL REAL ESTATE	76,722,521

UTILITIES — 2.1%

Electric Utilities — 1.6%
7,952	Alliant Energy Corp.	463,363
17,599	American Electric Power Co., Inc.	1,764,828
2,031	Avangrid Inc.	72,486
10,359	Constellation Energy Corp.	2,037,615
93,869	Duke Energy Corp.	10,696,373
11,732	Edison International	1,021,036
6,570	Entergy Corp.	792,933

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 2.1% — (continued)

Electric Utilities — 1.6% — (continued)
6,964	Evergy Inc.	$411,851
10,820	Eversource Energy	730,675
34,105	Exelon Corp.	1,299,060
19,746	FirstEnergy Corp.	867,244
1,494	IDACORP Inc.	152,254
170,528	NextEra Energy Inc.	13,729,209
6,960	NRG Energy Inc.	591,670
6,152	OGE Energy Corp.	243,373
69,826	PG&E Corp.	1,375,572
3,593	Pinnacle West Capital Corp.	314,459
22,909	PPL Corp.	731,026
35,262	Southern Co. (The)	3,046,637
17,104	Xcel Energy Inc.	1,047,278

	Total Electric Utilities	41,388,942

Gas Utilities — 0.0%@
4,675	Atmos Energy Corp.	611,210
2,890	National Fuel Gas Co.	172,706
6,275	UGI Corp.	156,310

	Total Gas Utilities	940,226

Independent Power & Renewable Electricity Producers — 0.1%
27,704	AES Corp. (The)	474,569
4,186	Brookfield Renewable Corp., Class A Shares	119,259
845	Clearway Energy Inc., Class A Shares	22,705
2,355	Clearway Energy Inc., Class C Shares	68,201
10,641	Vistra Corp.	909,061

	Total Independent Power & Renewable Electricity Producers	1,593,795

Multi-Utilities — 0.4%
8,128	Ameren Corp.	670,641
19,588	CenterPoint Energy Inc.	534,752
9,027	CMS Energy Corp.	612,572
10,771	Consolidated Edison Inc.	1,093,903
25,953	Dominion Energy Inc.	1,450,773
6,395	DTE Energy Co.	799,503
16,703	NiSource Inc.	552,201
16,951	Public Service Enterprise Group Inc.	1,368,793
21,072	Sempra	1,731,697
9,795	WEC Energy Group Inc.	911,229

	Total Multi-Utilities	9,726,064

Water Utilities — 0.0%@
6,048	American Water Works Co., Inc.	865,590
7,621	Essential Utilities Inc.	297,143

	Total Water Utilities	1,162,733

	TOTAL UTILITIES	54,811,760

	TOTAL COMMON STOCKS (Cost — $1,440,160,595)	2,593,530,544

Face Amount†

SHORT-TERM INVESTMENTS (d) — 1.9%

MONEY MARKET FUND — 0.0%@
$1,082,000	Invesco STIT — Government & Agency Portfolio, 5.106%, Institutional Class(e) (Cost — $1,082,000)	1,082,000

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 1.9%
$82		ANZ National Bank – London, 4.680% due 9/3/24	$82
37,240	CAD	BBH – New York, 3.330% due 9/3/24	27,631
3,486,091		Canadian Imperial Bank of Commerce – Toronto, 4.680% due 9/3/24	3,486,091
18,991,981		Citibank – New York, 4.680% due 9/3/24	18,991,981
20,863,471		JPMorgan Chase & Co. – New York, 4.680% due 9/3/24	20,863,471
6,907,793		Skandinaviska Enskilda Banken AB – Stockholm, 4.680% due 9/3/24	6,907,793
54,731		Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/3/24	54,731

		TOTAL TIME DEPOSITS (Cost — $50,331,780)	50,331,780

		TOTAL SHORT-TERM INVESTMENTS (Cost — $51,413,780)	51,413,780

		TOTAL INVESTMENTS — 99.9% (Cost — $1,491,574,375)	2,644,944,324

		Other Assets in Excess of Liabilities — 0.1%	2,293,309

		TOTAL NET ASSETS — 100.0%	$2,647,237,633

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Affiliated security (See Note 2). As of August 31, 2024, total cost and total value of affiliated security amounted to $1,489,240 and $3,852,841, respectively.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2024, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At August 31, 2024, for Large Cap Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,507,641,981	$1,179,353,781	$(41,479,031)	$1,137,874,750

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(continued)

Large Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	25.8%
Financials	16.1
Health Care	12.5
Industrials	10.2
Consumer Discretionary	9.0
Communication Services	8.4
Consumer Staples	4.8
Energy	3.5
Real Estate	2.9
Materials	2.8
Utilities	2.1
Short-Term Investments	1.9

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At August 31, 2024, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	70	9/24	$19,300,760	$19,813,500	$512,740
S&P MidCap 400 E-mini Index Futures	5	9/24	1,488,991	1,549,050	60,059

					$572,799

At August 31, 2024, Large Cap Equity Fund had deposited cash of $1,042,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.7%

COMMUNICATION SERVICES — 2.6%

Diversified Telecommunication Services — 0.3%
478	Anterix Inc.*	$16,955
4,326	AST SpaceMobile Inc., Class A Shares*(a)	125,627
382	ATN International Inc.	10,222
868	Bandwidth Inc., Class A Shares*	14,895
1,649	Cogent Communications Holdings Inc.	115,397
2,589	Consolidated Communications Holdings Inc.*	11,832
9,149	Frontier Communications Parent Inc.*	263,491
5,412	GCI Liberty Inc.*#	—
25,763	Globalstar Inc.*	32,204
600	IDT Corp., Class B Shares	23,016
4,497	Iridium Communications Inc.	116,022
5,902	Liberty Global Ltd., Class A Shares*	114,204
6,589	Liberty Global Ltd., Class C Shares*	129,606
2,029	Liberty Latin America Ltd., Class A Shares*	19,214
4,312	Liberty Latin America Ltd., Class C Shares*	40,835
35,530	Lumen Technologies Inc.*	186,532
1,859	Shenandoah Telecommunications Co.	28,108

	Total Diversified Telecommunication Services	1,248,160

Entertainment — 0.4%
9,648	AMC Entertainment Holdings Inc., Class A Shares*	46,503
409	Atlanta Braves Holdings Inc., Class A Shares*	18,650
1,800	Atlanta Braves Holdings Inc., Class C Shares*	77,184
4,030	Cinemark Holdings Inc.*	110,341
2,993	Eventbrite Inc., Class A Shares*	9,518
1,635	IMAX Corp.*	34,646
709	Liberty Media Corp.-Liberty Live, Class A Shares*	28,076
1,766	Liberty Media Corp.-Liberty Live, Class C Shares*	71,293
2,489	Lions Gate Entertainment Corp., Class A Shares*	19,340
97,702	Lions Gate Entertainment Corp., Class B Shares*	676,098
4,278	LiveOne Inc.*	7,444
1,361	Madison Square Garden Entertainment Corp., Class A Shares*	57,461
655	Madison Square Garden Sports Corp., Class A Shares*	136,928
809	Marcus Corp. (The)	11,447
3,300	Playstudios Inc.*	5,016
2,726	Playtika Holding Corp.	20,636
992	Reservoir Media Inc.*	7,698
4,735	Roku Inc., Class A Shares*	320,891
1,026	Sphere Entertainment Co.*	47,812
2,929	TKO Group Holdings Inc., Class A Shares	346,296
2,830	Vivid Seats Inc., Class A Shares*	13,160

	Total Entertainment	2,066,438

Interactive Media & Services — 0.3%
3,830	Bumble Inc., Class A Shares*	25,699
3,361	Cargurus Inc., Class A Shares*	97,402
2,278	Cars.com Inc.*	40,640
1,099	EverQuote Inc., Class A Shares*	27,145
10,279	fuboTV Inc.*	17,269
3,599	Getty Images Holdings Inc.*	13,676
799	Grindr Inc.*	9,612
2,809	IAC Inc.*	148,259
9,809	Match Group Inc.*	364,993

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.6% — (continued)

Interactive Media & Services — 0.3% — (continued)
847	MediaAlpha Inc., Class A Shares*	$15,077
7,146	Nextdoor Holdings Inc.*	17,865
1,027	Outbrain Inc.*	5,238
1,999	QuinStreet Inc.*	38,201
947	Shutterstock Inc.	33,978
1,360	System1 Inc.*	1,686
3,855	TripAdvisor Inc.*	55,936
2,510	TrueCar Inc.*	7,530
2,148	Trump Media & Technology Group Corp.*(a)	41,886
5,844	Vimeo Inc.*	31,266
2,441	Yelp Inc., Class A Shares*	85,264
1,723	Ziff Davis Inc.*	84,203
2,653	ZipRecruiter Inc., Class A Shares*	25,336
11,580	ZoomInfo Technologies Inc., Class A Shares*	114,526

	Total Interactive Media & Services	1,302,687

Media — 1.6%
4,806	Advantage Solutions Inc.*	18,599
1,217	AMC Networks Inc., Class A Shares*	11,987
862	Boston Omaha Corp., Class A Shares*	12,318
208	Cable One Inc.	73,366
1,317	Cardlytics Inc.*	5,149
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	20,835
72,064	Criteo SA, ADR*	3,417,996
4,547	EchoStar Corp., Class A Shares*	84,301
1,121	Emerald Holding Inc.	6,222
2,331	Entravision Communications Corp., Class A Shares	4,849
2,008	EW Scripps Co. (The), Class A Shares*	3,956
546	Gambling.com Group Ltd.*	5,564
4,982	Gannett Co., Inc.*	26,355
3,030	Gray Television Inc.	15,453
279	Ibotta Inc., Class A Shares*	15,956
4,494	iHeartMedia Inc., Class A Shares*	7,011
3,800	Innovid Corp.*	6,954
2,592	Integral Ad Science Holding Corp.*	30,145
13,997	Interpublic Group of Cos., Inc. (The)	456,442
1,385	John Wiley & Sons Inc., Class A Shares	66,909
512	Liberty Broadband Corp., Class A Shares*	31,360
4,174	Liberty Broadband Corp., Class C Shares*	260,374
5,529	Liberty Media Corp.-Liberty SiriusXM*	131,756
2,569	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	61,168
4,753	Magnite Inc.*	65,544
2,565	National CineMedia Inc.*	17,673
5,951	New York Times Co. (The), Class A Shares	326,888
13,802	News Corp., Class A Shares	391,011
4,658	News Corp., Class B Shares	137,085
7,726	Nexstar Media Group Inc., Class A Shares	1,320,219
379	Paramount Global, Class A Shares	8,402
21,927	Paramount Global, Class B Shares	229,576
1,595	PubMatic Inc., Class A Shares*	24,882
869	Scholastic Corp.	27,704
1,483	Sinclair Inc.	20,643
3,711	Stagwell Inc., Class A Shares*	26,682
1,022	TechTarget Inc.*	27,236
7,000	TEGNA Inc.	97,160
1,179	Thryv Holdings Inc.*	21,481

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.6% — (continued)

Media — 1.6% — (continued)
506	Townsquare Media Inc., Class A Shares	$5,348
2,259	WideOpenWest Inc.*	12,470

	Total Media	7,535,029

Wireless Telecommunication Services — 0.0%@
2,307	Gogo Inc.*	18,387
602	Spok Holdings Inc.	8,952
3,751	Telephone & Data Systems Inc.	88,598

	Total Wireless Telecommunication Services	115,937

	TOTAL COMMUNICATION SERVICES	12,268,251

CONSUMER DISCRETIONARY — 11.4%

Automobile Components — 0.9%
44,046	Adient PLC*	996,320
4,445	American Axle & Manufacturing Holdings Inc.*	28,581
42,357	BorgWarner Inc.	1,443,103
593	Cooper-Standard Holdings Inc.*	9,162
4,871	Dana Inc.	54,994
937	Dorman Products Inc.*	106,274
1,602	Fox Factory Holding Corp.*	64,849
8,637	Gentex Corp.	270,597
1,151	Gentherm Inc.*	58,172
10,632	Goodyear Tire & Rubber Co. (The)*	93,774
2,083	Holley Inc.*	6,728
947	LCI Industries	111,594
2,111	Lear Corp.	246,248
10,315	Luminar Technologies Inc., Class A Shares*(a)	10,521
1,912	Modine Manufacturing Co.*	232,404
827	Patrick Industries Inc.	106,865
1,667	Phinia Inc.	79,949
12,845	QuantumScape Corp., Class A Shares*	74,629
5,627	Solid Power Inc.*	8,047
760	Standard Motor Products Inc.	24,556
946	Stoneridge Inc.*	13,566
1,030	Visteon Corp.*	104,267
833	XPEL Inc.*	36,061

	Total Automobile Components	4,181,261

Automobiles — 0.2%
3,988	Canoo Inc.*(a)	6,062
4,583	Harley-Davidson Inc.	171,587
1,131	Livewire Group Inc.*	7,442
32,566	Lucid Group Inc.*(a)	130,915
30,524	Rivian Automotive Inc., Class A Shares*(a)	431,304
1,849	Thor Industries Inc.	198,324
1,063	Winnebago Industries Inc.	63,419

	Total Automobiles	1,009,053

Broadline Retail — 0.2%
1,462	1stdibs.com Inc.*	7,178
115	Dillard’s Inc., Class A Shares	38,982
4,309	Etsy Inc.*	237,383
849	Groupon Inc., Class A Shares*	11,776
4,214	Kohl’s Corp.	81,709
10,184	Macy’s Inc.	158,565

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Broadline Retail — 0.2% — (continued)
3,672	Nordstrom Inc.	$82,033
2,277	Ollie’s Bargain Outlet Holdings Inc.*	203,928
946	Savers Value Village Inc.*	8,372

	Total Broadline Retail	829,926

Distributors — 0.1%
652	A-Mark Precious Metals Inc.	25,408
869	GigaCloud Technology Inc., Class A Shares*	16,893
1,372	Pool Corp.	482,423
138	Weyco Group Inc.	4,607

	Total Distributors	529,331

Diversified Consumer Services — 0.7%
155,991	ADT Inc.	1,137,174
1,472	Adtalem Global Education Inc.*	111,445
581	American Public Education Inc.*	9,714
2,143	Bright Horizons Family Solutions Inc.*	301,563
552	Carriage Services Inc., Class A Shares	18,299
4,181	Chegg Inc.*	9,031
4,598	Coursera Inc.*	37,244
1,362	Duolingo Inc., Class A Shares*	289,520
1,392	European Wax Center Inc., Class A Shares*	9,605
2,971	Frontdoor Inc.*	142,846
121	Graham Holdings Co., Class B Shares	96,218
1,041	Grand Canyon Education Inc.*	150,955
5,154	H&R Block Inc.	326,300
4,855	Laureate Education Inc., Class A Shares	74,864
914	Lincoln Educational Services Corp.*	11,379
2,966	Mister Car Wash Inc.*	19,309
2,768	Nerdy Inc.*	2,989
3,688	OneSpaWorld Holdings Ltd.	58,529
2,218	Perdoceo Education Corp.	49,772
5,248	Service Corp. International	410,761
844	Strategic Education Inc.	81,446
1,561	Stride Inc.*	128,533
3,796	Udemy Inc.*	32,152
1,399	Universal Technical Institute Inc.*	24,413

	Total Diversified Consumer Services	3,534,061

Hotels, Restaurants & Leisure — 2.8%
2,156	Accel Entertainment Inc., Class A Shares*	25,139
9,617	Aramark	352,271
952	Bally’s Corp.*	16,374
43	Biglari Holdings Inc., Class B Shares*	7,697
711	BJ’s Restaurants Inc.*	21,778
3,068	Bloomin’ Brands Inc.	53,690
2,538	Boyd Gaming Corp.	152,331
1,625	Brinker International Inc.*	116,220
7,944	Caesars Entertainment Inc.*	299,012
2,801	Cava Group Inc.*	319,426
1,828	Cheesecake Factory Inc. (The)	71,859
1,063	Choice Hotels International Inc.(a)	135,628
13,834	Churchill Downs Inc.	1,922,511
673	Chuy’s Holdings Inc.*	25,036
773	Cracker Barrel Old Country Store Inc.	30,595

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Hotels, Restaurants & Leisure — 2.8% — (continued)
1,196	Dave & Buster’s Entertainment Inc.*	$37,483
1,906	Denny’s Corp.*	12,465
2,270	Despegar.com Corp.*	27,898
12,642	Dine Brands Global Inc.	399,740
3,390	Dutch Bros Inc., Class A Shares*	105,090
756	El Pollo Loco Holdings Inc.*	10,478
163	Empire Resorts Inc.*(b)#	—
2,900	Everi Holdings Inc.*	37,845
1,056	First Watch Restaurant Group Inc.*	17,435
1,323	Full House Resorts Inc.*	6,761
4,449	Global Business Travel Group I*	31,098
752	Golden Entertainment Inc.	24,357
2,815	Hilton Grand Vacations Inc.*	108,603
1,622	Hyatt Hotels Corp., Class A Shares	246,414
1,130	Inspired Entertainment Inc.*	10,204
81,790	International Game Technology PLC	1,831,278
736	Jack in the Box Inc.	36,329
3,158	Krispy Kreme Inc.	35,591
232	Kura Sushi USA Inc., Class A Shares*(a)	15,310
2,151	Life Time Group Holdings Inc.*	50,592
3,366	Light & Wonder Inc., Class A Shares*	369,654
1,085	Lindblad Expeditions Holdings Inc.*	10,763
1,338	Marriott Vacations Worldwide Corp.	99,012
440	Monarch Casino & Resort Inc.	33,405
1,579	Mondee Holdings Inc., Class A Shares*	3,158
79	Nathan’s Famous Inc.	6,149
15,905	Norwegian Cruise Line Holdings Ltd.*	284,540
786	ONE Group Hospitality Inc. (The)*	3,026
1,264	Papa John’s International Inc.	59,876
5,576	Penn Entertainment Inc.*	103,825
3,227	Planet Fitness Inc., Class A Shares*	262,065
1,236	PlayAGS Inc.*	13,991
2,153	Portillo’s Inc., Class A Shares*	26,503
893	Potbelly Corp.*	7,126
318	RCI Hospitality Holdings Inc.	14,498
1,855	Red Rock Resorts Inc., Class A Shares	108,109
3,165	Rush Street Interactive Inc.*	29,656
12,587	Sabre Corp.*	38,390
1,420	Shake Shack Inc., Class A Shares*	141,162
1,490	Six Flags Entertainment Corp.	65,232
4,395	Super Group SGHC Ltd.	15,163
3,613	Sweetgreen Inc., Class A Shares*	114,207
1,370	Target Hospitality Corp.*	13,275
7,255	Texas Roadhouse Inc., Class A Shares	1,224,281
2,733	Travel + Leisure Co.	120,963
9,824	United Parks & Resorts Inc.*	483,537
1,411	Vail Resorts Inc.	256,379
21,310	Viking Holdings Ltd.*	714,950
6,433	Wendy’s Co. (The)	108,846
3,501	Wingstop Inc.	1,351,771
2,911	Wyndham Hotels & Resorts Inc.	229,096
3,819	Wynn Resorts Ltd.	293,605
901	Xponential Fitness Inc., Class A Shares*	11,641

	Total Hotels, Restaurants & Leisure	13,212,392

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Household Durables — 2.3%
998	Beazer Homes USA Inc.*	$31,217
311	Cavco Industries Inc.*	128,543
1,098	Century Communities Inc.	109,877
1,917	Champion Homes Inc.*	179,067
1,709	Cricut Inc., Class A Shares	9,878
929	Dream Finders Homes Inc., Class A Shares*	31,075
824	Ethan Allen Interiors Inc.	25,940
214	Flexsteel Industries Inc.	8,855
4,982	GoPro Inc., Class A Shares*	6,377
1,155	Green Brick Partners Inc.*	90,991
417	Hamilton Beach Brands Holding Co., Class A Shares	12,214
904	Helen of Troy Ltd.*	48,256
330	Hooker Furnishings Corp.	5,227
203	Hovnanian Enterprises Inc., Class A Shares*	43,895
885	Installed Building Products Inc.	196,744
1,016	iRobot Corp.*	7,437
2,422	KB Home	202,746
713	Landsea Homes Corp.*	8,492
1,475	La-Z-Boy Inc.	59,841
368	Legacy Housing Corp.*	9,921
4,659	Leggett & Platt Inc.	58,890
777	LGI Homes Inc.*	83,823
801	Lifetime Brands Inc.	5,727
483	Lovesac Co. (The)*	11,225
11,812	M/I Homes Inc.*	1,882,478
10,933	Meritage Homes Corp.	2,165,499
1,969	Mohawk Industries Inc.*	305,471
15,468	Newell Brands Inc.	109,668
5,305	PulteGroup Inc.	698,403
2,062	Purple Innovation Inc., Class A Shares*	2,474
2,465	SharkNinja Inc.	236,196
4,598	Sonos Inc.*	56,234
18,365	Taylor Morrison Home Corp., Class A Shares*	1,236,515
19,903	Tempur Sealy International Inc.	1,043,514
3,896	Toll Brothers Inc.	561,297
1,182	TopBuild Corp.*	464,550
1,614	Traeger Inc.*	5,794
3,362	Tri Pointe Homes Inc.*	149,407
2,930	Vizio Holding Corp., Class A Shares*	32,904
3,655	Whirlpool Corp.	366,560
1,214	Worthington Enterprises Inc.	55,601

	Total Household Durables	10,748,823

Leisure Products — 0.5%
1,074	Acushnet Holdings Corp.	71,947
4,531	AMMO Inc.*	7,204
14,772	Brunswick Corp.	1,167,727
970	Clarus Corp.	4,181
445	Escalade Inc.	6,221
1,453	Funko Inc., Class A Shares*	15,213
5,168	Hasbro Inc.	352,251
271	JAKKS Pacific Inc.*	6,677
182	Johnson Outdoors Inc., Class A Shares	6,543
1,748	Latham Group Inc.*	10,925
667	Malibu Boats Inc., Class A Shares*	24,259
338	Marine Products Corp.	3,177

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Leisure Products — 0.5% — (continued)
691	MasterCraft Boat Holdings Inc.*	$12,804
12,686	Mattel Inc.*	240,780
12,845	Peloton Interactive Inc., Class A Shares*	59,858
1,947	Polaris Inc.	164,814
1,577	Smith & Wesson Brands Inc.	23,245
740	Solo Brands Inc., Class A Shares*	1,014
678	Sturm Ruger & Co., Inc.	28,557
5,393	Topgolf Callaway Brands Corp.*	54,254
2,104	Vista Outdoor Inc.*	84,244
3,217	YETI Holdings Inc.*	129,709

	Total Leisure Products	2,475,604

Specialty Retail — 2.5%
932	1-800-Flowers.com Inc., Class A Shares*	7,484
1,002	Aaron’s Co., Inc. (The)	10,110
7,645	Abercrombie & Fitch Co., Class A Shares*	1,128,173
2,692	Academy Sports & Outdoors Inc.	149,352
2,243	Advance Auto Parts Inc.	101,630
6,836	American Eagle Outfitters Inc.	140,685
216	America’s Car-Mart Inc.*	13,074
1,871	Arhaus Inc., Class A Shares	23,032
2,699	Arko Corp.	16,896
739	Asbury Automotive Group Inc.*	181,528
7,909	AutoNation Inc.*	1,407,644
5,855	BARK Inc.*	9,778
34,502	Bath & Body Works Inc.	1,061,282
1,539	Beyond Inc.*	15,128
1,107	Boot Barn Holdings Inc.*	148,526
1,199	Buckle Inc. (The)	50,238
589	Build-A-Bear Workshop Inc.	19,661
14,367	Caleres Inc.	605,282
1,580	Camping World Holdings Inc., Class A Shares	34,665
3,921	Carvana Co., Class A Shares*	590,581
307	Citi Trends Inc.*	4,390
1,417	Designer Brands Inc., Class A Shares	9,409
1,732	Destination XL Group Inc.*	4,763
5,990	Dick’s Sporting Goods Inc.	1,419,390
4,959	EVgo Inc., Class A Shares*(a)	22,464
2,028	Five Below Inc.*	152,972
3,900	Floor & Decor Holdings Inc., Class A Shares*	438,516
3,166	Foot Locker Inc.	98,589
9,989	GameStop Corp., Class A Shares*(a)	233,942
7,516	Gap Inc. (The)	168,584
483	Genesco Inc.*	14,582
938	Group 1 Automotive Inc.	353,401
2,023	GrowGeneration Corp.*	3,945
560	Haverty Furniture Cos., Inc.	15,344
264	J Jill Inc.	8,588
617	Lands’ End Inc.*	9,557
5,938	Leslie’s Inc.*	17,933
1,007	Lithia Motors Inc., Class A Shares	303,188
680	MarineMax Inc.*	21,570
980	Monro Inc.	26,548
706	Murphy USA Inc.	366,859
2,727	National Vision Holdings Inc.*	28,797

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 11.4% — (continued)

Specialty Retail — 2.5% — (continued)
14,592	ODP Corp. (The)*	$450,163
338	OneWater Marine Inc., Class A Shares*	8,122
694	Penske Automotive Group Inc.	118,049
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	10,428
3,607	RealReal Inc. (The)*	9,522
39,639	Revolve Group Inc., Class A Shares*	908,526
558	RH*	141,565
4,000	Sally Beauty Holdings Inc.*	52,200
641	Shoe Carnival Inc.	25,922
1,564	Signet Jewelers Ltd.	131,532
936	Sleep Number Corp.*	14,237
527	Sonic Automotive Inc., Class A Shares	32,853
3,079	Stitch Fix Inc., Class A Shares*	11,639
3,143	ThredUp Inc., Class A Shares*	2,873
1,558	Tile Shop Holdings Inc.*	9,815
885	Tilly’s Inc., Class A Shares*	4,744
416	Torrid Holdings Inc.*	2,746
2,083	Upbound Group Inc.	69,364
2,267	Urban Outfitters Inc.*	82,337
4,809	Valvoline Inc.*	202,940
2,979	Victoria’s Secret & Co.*	69,887
3,198	Warby Parker Inc., Class A Shares*	47,714
3,434	Wayfair Inc., Class A Shares*	146,117
105	Winmark Corp.	37,863
661	Zumiez Inc.*	18,336

	Total Specialty Retail	12,047,574

Textiles, Apparel & Luxury Goods — 1.2%
4,453	Amer Sports Inc.*	60,783
1,472	Birkenstock Holding PLC*	73,453
4,272	Capri Holdings Ltd.*	152,596
1,387	Carter’s Inc.	91,403
1,194	Columbia Sportswear Co.	96,392
8,460	Crocs Inc.*	1,236,598
4,676	Figs Inc., Class A Shares*	28,851
1,577	G-III Apparel Group Ltd.*	41,743
13,309	Hanesbrands Inc.*	84,512
2,005	Kontoor Brands Inc.	150,074
555	Movado Group Inc.	13,242
519	Oxford Industries Inc.	45,143
10,005	PVH Corp.	987,393
1,423	Ralph Lauren Corp., Class A Shares	243,703
279	Rocky Brands Inc.	8,995
5,026	Skechers USA Inc., Class A Shares*	344,181
2,578	Steven Madden Ltd.	116,268
481	Superior Group of Cos., Inc.	6,965
29,996	Tapestry Inc.	1,228,936
6,905	Under Armour Inc., Class A Shares*	53,099
65,830	Under Armour Inc., Class C Shares*	491,092
13,043	V.F. Corp.	237,513
954	Vera Bradley Inc.*	5,562
2,722	Wolverine World Wide Inc.	37,319

	Total Textiles, Apparel & Luxury Goods	5,835,816

	TOTAL CONSUMER DISCRETIONARY	54,403,841

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 2.4%

Beverages — 0.2%
347	Boston Beer Co., Inc. (The), Class A Shares*	$94,287
6,549	Celsius Holdings Inc.*(a)	249,058
219	Coca-Cola Consolidated Inc.	293,985
1,699	Duckhorn Portfolio Inc. (The)*	10,755
530	MGP Ingredients Inc.	47,483
871	National Beverage Corp.	39,334
5,828	Primo Water Corp.	128,799
1,431	Vita Coco Co., Inc. (The)*	37,378

	Total Beverages	901,079

Consumer Staples Distribution & Retail — 0.7%
15,647	Albertsons Cos., Inc., Class A Shares	306,994
1,190	Andersons Inc. (The)	60,654
4,888	BJ’s Wholesale Club Holdings Inc.*	390,844
1,374	Casey’s General Stores Inc.	497,814
1,302	Chefs’ Warehouse Inc. (The)*	55,765
3,619	Grocery Outlet Holding Corp.*	68,544
1,410	HF Foods Group Inc.*	5,006
551	Ingles Markets Inc., Class A Shares	40,774
6,384	Maplebear Inc.*	229,122
321	Natural Grocers by Vitamin Cottage Inc.	8,545
5,706	Performance Food Group Co.*	425,896
886	PriceSmart Inc.	79,368
1,338	SpartanNash Co.	29,556
3,725	Sprouts Farmers Market Inc.*	387,586
2,231	United Natural Foods Inc.*	33,755
8,543	US Foods Holding Corp.*	505,831
334	Village Super Market Inc., Class A Shares	10,738
639	Weis Markets Inc.	43,184

	Total Consumer Staples Distribution & Retail	3,179,976

Food Products — 1.0%
185	Alico Inc.	5,420
2,524	B&G Foods Inc.	21,378
2,282	Beyond Meat Inc.*(a)	13,875
2,297	BRC Inc., Class A Shares*	10,176
610	Calavo Growers Inc.	14,042
1,485	Cal-Maine Foods Inc.	106,979
5,890	Darling Ingredients Inc.*	245,790
2,569	Dole PLC	41,387
6,840	Flowers Foods Inc.	158,962
1,375	Fresh Del Monte Produce Inc.	40,205
1,729	Freshpet Inc.*	235,144
40,576	Hain Celestial Group Inc. (The)*	324,608
2,449	Ingredion Inc.	328,925
557	J&J Snack Foods Corp.	94,796
317	John B Sanfilippo & Son Inc.	30,074
7,935	Lamb Weston Holdings Inc.	491,335
696	Lancaster Colony Corp.	118,849
537	Limoneira Co.	13,468
1,209	Mama’s Creations Inc.*	9,684
1,936	Mission Produce Inc.*	20,754
53,736	Nomad Foods Ltd.	1,010,237
1,658	Pilgrim’s Pride Corp.*	77,230
1,832	Post Holdings Inc.*	212,091

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 2.4% — (continued)

Food Products — 1.0% — (continued)
9	Seaboard Corp.	$27,993
203	Seneca Foods Corp., Class A Shares*	12,235
3,348	Simply Good Foods Co. (The)*	105,763
3,519	SunOpta Inc.*	20,234
17,752	TreeHouse Foods Inc.*	729,430
2,418	Utz Brands Inc.	40,840
1,211	Vital Farms Inc.*	38,086
966	Westrock Coffee Co.*	7,723
2,432	WK Kellogg Co.	41,757

	Total Food Products	4,649,470

Household Products — 0.1%
362	Central Garden & Pet Co.*	14,288
1,778	Central Garden & Pet Co., Class A Shares*	60,808
2,707	Energizer Holdings Inc.	87,707
171	Oil-Dri Corp. of America	11,660
2,043	Reynolds Consumer Products Inc.	64,354
1,086	Spectrum Brands Holdings Inc.	102,432
481	WD-40 Co.	126,426

	Total Household Products	467,675

Personal Care Products — 0.4%
3,042	Beauty Health Co. (The)*	5,445
4,820	BellRing Brands Inc.*	269,583
14,676	Coty Inc., Class A Shares*	137,661
1,823	Edgewell Personal Care Co.	73,321
6,973	elf Beauty Inc.*	1,044,486
3,659	Herbalife Ltd.*	29,857
2,786	Honest Co., Inc. (The)*	13,011
677	Inter Parfums Inc.	87,225
412	Medifast Inc.	7,540
462	Nature’s Sunshine Products Inc.*	6,375
1,812	Nu Skin Enterprises Inc., Class A Shares	16,181
9,700	Oddity Tech Ltd., Class A Shares*(a)	356,960
5,174	Olaplex Holdings Inc.*	10,814
416	USANA Health Sciences Inc.*	16,981
8,130	Veru Inc.*	6,653
1,477	Waldencast PLC, Class A Shares*	4,726

	Total Personal Care Products	2,086,819

Tobacco — 0.0%@
660	Ispire Technology Inc.*	4,778
534	Turning Point Brands Inc.	21,168
938	Universal Corp.	50,933
5,666	Vector Group Ltd.	84,877

	Total Tobacco	161,756

	TOTAL CONSUMER STAPLES	11,446,775

ENERGY — 4.8%

Energy Equipment & Services — 1.4%
5,796	Archrock Inc.	117,253
2,517	Atlas Energy Solutions Inc., Class A Shares	53,084
8,246	Borr Drilling Ltd.*	50,053
870	Bristow Group Inc.*	34,635
2,415	Cactus Inc., Class A Shares	143,741

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 4.8% — (continued)

Energy Equipment & Services — 1.4% — (continued)
34,611	ChampionX Corp.	$1,077,440
1,670	Core Laboratories Inc.	32,665
3,613	Diamond Offshore Drilling Inc.*	51,810
699	DMC Global Inc.*	8,647
12,596	Dril-Quip Inc.*	205,441
41,367	Expro Group Holdings NV*	821,549
302	Forum Energy Technologies Inc.*	5,240
758	Geospace Technologies Corp.*	7,823
5,447	Helix Energy Solutions Group Inc.*	61,115
3,660	Helmerich & Payne Inc.	119,426
6,678	ION Geophysical Corp.*(b)#	—
820	Kodiak Gas Services Inc.	22,755
5,855	Liberty Energy Inc., Class A Shares	120,554
1,296	Mammoth Energy Services Inc.*	4,951
341	Nabors Industries Ltd.*	25,701
395	Natural Gas Services Group Inc.*	8,662
2,604	Newpark Resources Inc.*	21,431
4,220	Noble Corp. PLC	160,993
14,707	NOV Inc.	261,343
3,774	Oceaneering International Inc.*	101,860
2,009	Oil States International Inc.*	10,628
42,706	Patterson-UTI Energy Inc.	393,322
852	ProFrac Holding Corp., Class A Shares*	5,836
2,995	ProPetro Holding Corp.*	23,780
585	Ranger Energy Services Inc., Class A Shares	7,283
3,435	RPC Inc.	22,053
769	SEACOR Marine Holdings Inc.*	8,805
2,775	Seadrill Ltd.*	119,658
3,568	Select Water Solutions Inc., Class A Shares	41,139
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	17,017
61,144	TechnipFMC PLC	1,641,105
143,522	TETRA Technologies Inc.*	456,400
1,805	Tidewater Inc.*	160,103
26,792	Transocean Ltd.*	126,994
2,298	Valaris Ltd.*	140,316
2,689	Weatherford International PLC	282,184

	Total Energy Equipment & Services	6,974,795

Oil, Gas & Consumable Fuels — 3.4%
2,153	Aemetis Inc.*	5,296
1,554	Amplify Energy Corp.*	11,080
12,536	Antero Midstream Corp.	186,410
10,800	Antero Resources Corp.*	291,492
13,439	APA Corp.	382,877
1,411	Ardmore Shipping Corp.	26,640
3,004	Berry Corp.	18,595
2,492	California Resources Corp.	130,755
26,425	Cameco Corp.	1,079,197
509	Centrus Energy Corp., Class A Shares*	20,156
4,923	Chesapeake Energy Corp.(a)	366,714
2,305	Chord Energy Corp.	342,131
3,732	Civitas Resources Inc.	228,884
6,419	Clean Energy Fuels Corp.*	19,835
31,914	CNX Resources Corp.*	883,060
3,476	Comstock Resources Inc.	36,950

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 4.8% — (continued)

Oil, Gas & Consumable Fuels — 3.4% — (continued)
1,089	CONSOL Energy Inc.	$111,383
5,945	Crescent Energy Co., Class A Shares	70,924
1,137	CVR Energy Inc.	28,903
2,245	Delek US Holdings Inc.	45,843
23,334	Devon Energy Corp.	1,044,897
4,730	DHT Holdings Inc.	51,226
1,690	Diversified Energy Co. PLC(a)	20,669
1,219	Dorian LPG Ltd.	47,529
3,568	DT Midstream Inc.	280,409
558	Empire Petroleum Corp.*	3,298
6,357	Encore Energy Corp.*	23,140
5,943	Energy Fuels Inc.*	29,121
21,967	EQT Corp.	736,114
1,066	Evolution Petroleum Corp.	5,490
696	Excelerate Energy Inc., Class A Shares	12,688
1,152	FLEX LNG Ltd.	30,712
1,005	FutureFuel Corp.	6,271
3,634	Golar LNG Ltd.	120,976
1,949	Granite Ridge Resources Inc.	12,376
2,112	Green Plains Inc.*	29,927
480	Gulfport Energy Corp.*	69,629
818	Hallador Energy Co.*	5,489
16,385	HF Sinclair Corp.	805,159
223	HighPeak Energy Inc.	3,586
1,541	International Seaways Inc.	79,870
1,396	Kinetik Holdings Inc., Class A Shares	61,759
17,389	Kosmos Energy Ltd.*	84,684
46,663	Magnolia Oil & Gas Corp., Class A Shares	1,195,039
18,521	Matador Resources Co.	1,050,511
5,414	Murphy Oil Corp.	201,834
101	NACCO Industries Inc., Class A Shares	2,816
2,307	New Fortress Energy Inc., Class A Shares(a)	28,422
4,263	NextDecade Corp.*	19,866
8,222	Nordic American Tankers Ltd.	30,586
63,457	Northern Oil & Gas Inc.	2,524,319
10,057	Ovintiv Inc.	430,741
1,945	Par Pacific Holdings Inc.*	43,646
3,817	PBF Energy Inc., Class A Shares	130,007
4,752	Peabody Energy Corp.	111,244
23,456	Permian Resources Corp., Class A Shares	334,013
8,874	Range Resources Corp.	265,155
618	REX American Resources Corp.*	28,026
281	Riley Exploration Permian Inc.	8,009
3,896	Ring Energy Inc.*	7,208
1,825	Sable Offshore Corp.*(a)	30,733
1,278	SandRidge Energy Inc.	16,972
1,706	Scorpio Tankers Inc.	122,047
4,375	SFL Corp., Ltd., Class B Shares	51,888
2,878	Sitio Royalties Corp., Class A Shares	63,978
4,291	SM Energy Co.	195,798
40,970	Southwestern Energy Co.*	261,389
5,459	Talos Energy Inc.*	62,615
1,886	Teekay Corp.*	15,673
915	Teekay Tankers Ltd., Class A Shares	52,045
697	Texas Pacific Land Corp.	605,616

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 4.8% — (continued)

Oil, Gas & Consumable Fuels — 3.4% — (continued)
14,211	Uranium Energy Corp.*	$74,324
9,887	Ur-Energy Inc.*	11,568
3,553	VAALCO Energy Inc.	23,130
3,407	Viper Energy Inc., Class A Shares	162,173
1,070	Vital Energy Inc.*	38,402
897	Vitesse Energy Inc.	23,196
3,524	W&T Offshore Inc.	8,070
2,141	World Kinect Corp.	61,639

	Total Oil, Gas & Consumable Fuels	16,144,842

	TOTAL ENERGY	23,119,637

FINANCIALS — 14.7%

Banks — 5.8%
662	1st Source Corp.	40,677
385	ACNB Corp.	16,178
570	Amalgamated Financial Corp.	18,804
1,072	Amerant Bancorp Inc., Class A Shares	23,648
2,380	Ameris Bancorp	146,679
326	Ames National Corp.	6,187
478	Arrow Financial Corp.	14,574
6,074	Associated Banc-Corp.	138,973
3,147	Atlantic Union Bankshares Corp.	124,873
1,958	Axos Financial Inc.*	135,944
48,156	Banc of California Inc.	684,778
771	BancFirst Corp.	82,034
1,523	Bancorp Inc. (The)*	79,805
343	Bank First Corp.	32,256
1,399	Bank of Hawaii Corp.	92,852
722	Bank of Marin Bancorp	15,444
1,762	Bank of NT Butterfield & Son Ltd. (The)	67,397
4,086	Bank OZK	177,128
245	Bank7 Corp.	9,832
28,296	BankUnited Inc.	1,087,415
327	Bankwell Financial Group Inc.	9,967
1,152	Banner Corp.	68,625
692	Bar Harbor Bankshares	22,186
565	Baycom Corp.	13,012
599	BCB Bancorp Inc.	7,434
1,422	Berkshire Hills Bancorp Inc.	39,162
936	Blue Foundry Bancorp*	10,362
913	BOK Financial Corp.	95,819
835	Bridgewater Bancshares Inc.*	12,041
3,195	Brookline Bancorp Inc.	32,685
409	Burke & Herbert Financial Services Corp.	27,092
842	Business First Bancshares Inc.	20,562
1,289	Byline Bancorp Inc.	35,770
5,119	Cadence Bank	165,241
1,007	California BanCorp*	15,080
653	Camden National Corp.	26,107
572	Capital Bancorp Inc.	14,632
553	Capital City Bank Group Inc.	19,090
5,361	Capitol Federal Financial Inc.	32,220
965	Carter Bankshares Inc.*	16,695
2,466	Cathay General Bancorp	108,479
770	Central Pacific Financial Corp.	21,183

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Banks — 5.8% — (continued)
154	Chemung Financial Corp.	$7,189
247	ChoiceOne Financial Services Inc.	7,694
635	Citizens & Northern Corp.	12,789
141	Citizens Financial Services Inc.	8,023
499	City Holding Co.	59,251
855	Civista Bancshares Inc.	14,509
817	CNB Financial Corp.	19,861
417	Coastal Financial Corp.*	22,380
731	Colony Bankcorp Inc.	10,972
7,889	Columbia Banking System Inc.	198,645
1,021	Columbia Financial Inc.*	18,133
23,436	Comerica Inc.	1,338,430
4,492	Commerce Bancshares Inc.	287,308
1,868	Community Financial System Inc.	114,247
675	Community Trust Bancorp Inc.	34,087
743	Community West Bancshares	15,157
1,567	ConnectOne Bancorp Inc.	39,175
1,541	CrossFirst Bankshares Inc.*	26,813
2,226	Cullen/Frost Bankers Inc.	249,824
1,091	Customers Bancorp Inc.*	56,536
5,019	CVB Financial Corp.	92,450
1,259	Dime Community Bancshares Inc.	32,747
919	Eagle Bancorp Inc.	20,007
5,222	East West Bancorp Inc.	439,014
7,397	Eastern Bankshares Inc.	125,527
361	Enterprise Bancorp Inc.	11,187
1,453	Enterprise Financial Services Corp.	76,878
448	Equity Bancshares Inc., Class A Shares	18,274
286	Esquire Financial Holdings Inc.	17,598
378	ESSA Bancorp Inc.	6,970
603	Farmers & Merchants Bancorp Inc.	16,576
1,202	Farmers National Banc Corp.	18,691
1,413	FB Financial Corp.	68,135
134	Fidelity D&D Bancorp Inc.	7,233
794	Financial Institutions Inc.	20,660
54,313	First Bancorp	1,190,562
605	First Bancorp Inc. (The)	16,873
1,235	First Bancshares Inc. (The)	42,311
727	First Bank	11,189
2,165	First Busey Corp.	58,563
371	First Business Financial Services Inc.	16,832
678	First Citizens BancShares Inc., Class A Shares	1,376,815
3,858	First Commonwealth Financial Corp.	66,435
743	First Community Bancshares Inc.	32,781
3,019	First Financial Bancorp	79,913
4,864	First Financial Bankshares Inc.	177,876
501	First Financial Corp.	22,395
314	First Financial Northwest Inc.	7,128
1,919	First Foundation Inc.	13,510
48,504	First Hawaiian Inc.	1,180,102
20,550	First Horizon Corp.	340,924
310	First Internet Bancorp	11,250
3,216	First Interstate BancSystem Inc., Class A Shares	99,857
2,373	First Merchants Corp.	92,547

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Banks — 5.8% — (continued)
941	First Mid Bancshares Inc.	$37,903
1,106	First of Long Island Corp. (The)	14,124
320	First Western Financial Inc.*	6,157
479	Five Star Bancorp	13,963
1,288	Flushing Financial Corp.	18,805
13,957	FNB Corp.	209,076
197	FS Bancorp Inc.	8,635
5,822	Fulton Financial Corp.	112,656
686	FVCBankcorp Inc.*	8,458
1,125	German American Bancorp Inc.	45,124
4,170	Glacier Bancorp Inc.	197,241
423	Great Southern Bancorp Inc.	25,194
266	Greene County Bancorp Inc.	9,068
344	Guaranty Bancshares Inc.	11,968
3,184	Hancock Whitney Corp.	171,076
722	Hanmi Financial Corp.	14,303
1,166	HarborOne Bancorp Inc.	15,391
538	HBT Financial Inc.	12,062
1,594	Heartland Financial USA Inc.	88,881
2,685	Heritage Commerce Corp.	27,333
843	Heritage Financial Corp.	19,254
1,861	Hilltop Holdings Inc.	61,134
56	Hingham Institution For Savings The	14,390
353	Home Bancorp Inc.	15,765
7,138	Home BancShares Inc.	198,722
494	HomeStreet Inc.	7,904
700	HomeTrust Bancshares Inc.	25,522
3,457	Hope Bancorp Inc.	44,215
1,961	Horizon Bancorp Inc.	31,415
66,424	Huntington Bancshares Inc.	994,367
2,484	Independent Bank Corp.	129,804
1,375	Independent Bank Group Inc.	80,053
2,071	International Bancshares Corp.	130,846
433	Investar Holding Corp.	8,062
587	John Marshall Bancorp Inc.	11,734
2,369	Kearny Financial Corp.	16,133
924	Lakeland Financial Corp.	62,971
403	LCNB Corp.	6,448
1,077	LINKBANCORP Inc.	6,774
1,277	Live Oak Bancshares Inc.	54,898
513	Mercantile Bank Corp.	23,588
734	Metrocity Bankshares Inc.	22,497
322	Metropolitan Bank Holding Corp.*	16,651
566	Mid Penn Bancorp Inc.	17,099
222	Middlefield Banc Corp.	6,209
719	Midland States Bancorp Inc.	16,372
706	MidWestOne Financial Group Inc.	20,629
284	MVB Financial Corp.	5,964
1,148	National Bank Holdings Corp., Class A Shares	50,294
191	National Bankshares Inc.	5,768
1,449	NB Bancorp Inc.*	27,357
1,477	NBT Bancorp Inc.	72,314
9,368	New York Community Bancorp Inc.	101,549
468	Nicolet Bankshares Inc.	46,004
287	Northeast Bank	20,380

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Banks — 5.8% — (continued)
418	Northeast Community Bancorp Inc.	$9,547
1,560	Northfield Bancorp Inc.	18,907
200	Northrim BanCorp Inc.	13,794
3,810	Northwest Bancshares Inc.	52,769
194	Norwood Financial Corp.	5,285
236	Oak Valley Bancorp	6,294
2,438	OceanFirst Financial Corp.	43,567
1,444	OFG Bancorp	66,410
11,882	Old National Bancorp	235,858
1,613	Old Second Bancorp Inc.	27,469
183	Orange County Bancorp Inc.	10,513
1,136	Origin Bancorp Inc.	38,022
715	Orrstown Financial Services Inc.	25,597
3,221	Pacific Premier Bancorp Inc.	82,780
562	Park National Corp.	98,794
507	Parke Bancorp Inc.	10,393
914	Pathward Financial Inc.	62,901
540	PCB Bancorp	10,400
465	Peapack Gladstone Financial Corp.	13,280
1,437	Peoples Bancorp Inc.	45,984
222	Peoples Bancorp of North Carolina Inc.	6,462
386	Peoples Financial Services Corp.	18,377
2,818	Pinnacle Financial Partners Inc.	280,588
545	Pioneer Bancorp Inc.*	5,995
161	Plumas Bancorp	6,567
668	Ponce Financial Group Inc.*	7,575
2,725	Popular Inc.	279,313
386	Preferred Bank	31,980
1,513	Premier Financial Corp.	37,916
950	Primis Financial Corp.	11,543
209	Princeton Bancorp Inc.	7,783
3,417	Prosperity Bancshares Inc.	251,423
668	Provident Bancorp Inc.*	7,368
4,359	Provident Financial Services Inc.	83,126
640	QCR Holdings Inc.	49,363
663	RBB Bancorp	15,222
182	Red River Bancshares Inc.	9,666
2,030	Renasant Corp.	71,050
341	Republic Bancorp Inc., Class A Shares	21,790
1,103	S&T Bancorp Inc.	47,396
1,801	Sandy Spring Bancorp Inc.	56,371
2,935	Seacoast Banking Corp. of Florida	80,302
1,891	ServisFirst Bancshares Inc.	153,284
1,226	Shore Bancshares Inc.	17,409
690	Sierra Bancorp	20,790
4,272	Simmons First National Corp., Class A Shares	91,506
655	SmartFinancial Inc.	19,146
410	South Plains Financial Inc.	14,313
313	Southern First Bancshares Inc.*	10,166
327	Southern Missouri Bancorp Inc.	18,910
275	Southern States Bancshares Inc.	8,586
906	Southside Bancshares Inc.	31,012
2,876	SouthState Corp.	279,231
1,786	Stellar Bancorp Inc.	48,704

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Banks — 5.8% — (continued)
1,036	Sterling Bancorp Inc.*	$5,998
938	Stock Yards Bancorp Inc.	56,843
5,583	Synovus Financial Corp.	257,488
29,306	Texas Capital Bancshares Inc.*	1,969,949
2,041	TFS Financial Corp.	27,717
458	Third Coast Bancshares Inc.*	11,729
237	Timberland Bancorp Inc.	7,402
410	Tompkins Financial Corp.	25,149
2,852	Towne Bank	98,822
1,235	TriCo Bancshares	56,143
839	Triumph Financial Inc.*	70,459
651	TrustCo Bank Corp. NY	22,681
2,206	Trustmark Corp.	73,482
1,702	UMB Financial Corp.	176,310
4,876	United Bankshares Inc.	189,530
4,048	United Community Banks Inc.	123,343
385	Unity Bancorp Inc.	13,063
1,189	Univest Financial Corp.	33,839
346	USCB Financial Holdings Inc.	5,166
15,620	Valley National Bancorp	135,582
1,815	Veritex Holdings Inc.	45,720
198	Virginia National Bankshares Corp.	7,865
2,765	WaFd Inc.	101,393
784	Washington Trust Bancorp Inc.	25,715
25,623	Webster Financial Corp.	1,215,299
2,314	WesBanco Inc.	74,534
761	West BanCorp Inc.	15,182
757	Westamerica BanCorp	39,205
11,770	Western Alliance Bancorp	961,374
17,933	Wintrust Financial Corp.	1,951,110
2,057	WSFS Financial Corp.	112,600
25,289	Zions Bancorp NA	1,253,323

	Total Banks	27,723,071

Capital Markets — 2.1%
1,221	Affiliated Managers Group Inc.	212,246
764	AlTi Global Inc.*	3,071
2,179	Artisan Partners Asset Management Inc., Class A Shares	90,625
960	Assetmark Financial Holdings Inc.*	33,744
929	B. Riley Financial Inc.	4,566
12,772	BGC Group Inc., Class A Shares	126,187
1,257	Brightsphere Investment Group Inc.	30,658
8,223	Carlyle Group Inc. (The)	329,989
4,661	Cboe Global Markets Inc.	957,369
1,025	Cohen & Steers Inc.	91,594
116	Diamond Hill Investment Group Inc.	18,331
969	Donnelley Financial Solutions Inc.*	64,594
1,334	Evercore Inc., Class A Shares	327,817
1,417	FactSet Research Systems Inc.	599,164
3,523	Forge Global Holdings Inc.*	4,932
1,524	GCM Grosvenor Inc., Class A Shares	16,596
1,417	Hamilton Lane Inc., Class A Shares	216,574
1,925	Houlihan Lokey Inc., Class A Shares	301,494
72,325	Invesco Ltd.	1,236,034
4,894	Janus Henderson Group PLC	184,063

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Capital Markets — 2.1% — (continued)
6,804	Jefferies Financial Group Inc.	$407,900
4,143	Lazard Inc., Class A Shares	207,606
1,369	MarketAxess Holdings Inc.	331,832
1,956	MarketWise Inc.	1,547
9,063	Moelis & Co., Class A Shares	605,318
991	Morningstar Inc.	310,946
3,688	Open Lending Corp.*	21,243
1,354	P10 Inc., Class A Shares	13,608
1,848	Patria Investments Ltd., Class A Shares	21,289
2,016	Perella Weinberg Partners, Class A Shares	39,413
653	Piper Sandler Cos.	178,073
853	PJT Partners Inc., Class A Shares	105,346
24,700	Robinhood Markets Inc., Class A Shares*	496,964
3,757	SEI Investments Co.	254,086
575	Silvercrest Asset Management Group Inc., Class A Shares	9,315
1,954	StepStone Group Inc., Class A Shares	106,884
14,871	Stifel Financial Corp.	1,310,730
1,038	StoneX Group Inc.*	86,009
3,198	TPG Inc., Class A Shares	161,339
1,566	Victory Capital Holdings Inc., Class A Shares	85,457
3,075	Virtu Financial Inc., Class A Shares	94,433
270	Virtus Investment Partners Inc.	57,148
4,940	WisdomTree Inc.	50,092
15,220	XP Inc., Class A Shares	280,200

	Total Capital Markets	10,086,426

Consumer Finance — 0.5%
10,204	Ally Financial Inc.	440,711
163	Atlanticus Holdings Corp.*	5,762
8,104	Bread Financial Holdings Inc.	471,410
201	Consumer Portfolio Services Inc.*	1,658
225	Credit Acceptance Corp.*	104,969
888	Encore Capital Group Inc.*	44,471
972	Enova International Inc.*	83,330
1,450	FirstCash Holdings Inc.	174,130
1,554	Green Dot Corp., Class A Shares*	17,358
3,916	LendingClub Corp.*	47,579
456	LendingTree Inc.*	26,416
944	Medallion Financial Corp.	7,628
316	Moneylion Inc.*	14,669
2,925	Navient Corp.	49,520
566	Nelnet Inc., Class A Shares	65,418
1,620	NerdWallet Inc., Class A Shares*	20,947
4,316	OneMain Holdings Inc., Class A Shares	213,254
1,917	OppFi Inc.	9,144
1,477	PRA Group Inc.*	34,444
1,672	PROG Holdings Inc.	78,183
276	Regional Management Corp.	9,254
7,942	SLM Corp.	175,200
38,270	SoFi Technologies Inc.*	305,777
2,908	Upstart Holdings Inc.*	123,590
162	World Acceptance Corp.*	19,092

	Total Consumer Finance	2,543,914

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Financial Services — 2.5%
1,324	Acacia Research Corp.*	$6,368
8,470	Affirm Holdings Inc., Class A Shares*	372,765
766	Alerus Financial Corp.	17,197
6,449	AvidXchange Holdings Inc.*	52,043
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	33,325
7,408	Burford Capital Ltd.	100,082
11,676	Cannae Holdings Inc.	233,754
2,077	Cantaloupe Inc.*	14,373
515	Cass Information Systems Inc.	22,372
2,566	Compass Diversified Holdings	56,837
1,107	Enact Holdings Inc.	39,354
12,141	Equitable Holdings Inc.	516,235
3,775	Essent Group Ltd.	242,695
1,578	Euronet Worldwide Inc.*	170,282
2,280	EVERTEC Inc.	78,090
353	Federal Agricultural Mortgage Corp., Class C Shares	69,707
72,519	Flywire Corp.*	1,313,319
4,151	HA Sustainable Infrastructure Capital Inc.	134,409
964	I3 Verticals Inc., Class A Shares*	21,844
1,060	International Money Express Inc.*	19,239
2,696	Jack Henry & Associates Inc.	466,489
2,757	Jackson Financial Inc., Class A Shares	248,047
105,540	Marqeta Inc., Class A Shares*	562,528
586	Merchants Bancorp	26,868
10,048	MGIC Investment Corp.	255,521
2,405	Mr Cooper Group Inc.*	225,613
36,231	NCR Atleos Corp.*	1,036,569
808	NewtekOne Inc.	10,124
3,043	NMI Holdings Inc., Class A Shares*	124,976
214	Onity Group Inc.*	6,202
7,109	Pagseguro Digital Ltd., Class A Shares*	78,697
9,200	Payoneer Global Inc.*	68,356
1,252	Paysafe Ltd.*	28,045
957	Paysign Inc.*	4,536
989	PennyMac Financial Services Inc.	106,812
482	Priority Technology Holdings Inc.*	2,892
5,666	Radian Group Inc.	204,826
5,401	Remitly Global Inc.*	73,724
3,464	Repay Holdings Corp., Class A Shares*	29,305
85	Sezzle Inc.*	11,580
20,296	Shift4 Payments Inc., Class A Shares*	1,686,598
10,412	StoneCo Ltd., Class A Shares*	138,063
16,507	Toast Inc., Class A Shares*	410,364
3,296	UWM Holdings Corp.	30,982
342	Velocity Financial Inc.*	6,419
3,810	Voya Financial Inc.	269,862
10,359	Walker & Dunlop Inc.	1,109,035
429	Waterstone Financial Inc.	6,499
11,051	Western Union Co. (The)	134,822
5,062	WEX Inc.*	966,943

	Total Financial Services	11,845,587

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Insurance — 3.4%
1,747	Ambac Financial Group Inc.*	$20,440
725	American Coastal Insurance Corp.*	8,142
10,157	American Financial Group Inc.	1,357,178
749	AMERISAFE Inc.	37,540
1,992	Assurant Inc.	391,129
2,065	Assured Guaranty Ltd.	165,365
3,337	Axis Capital Holdings Ltd.	266,560
24,480	Baldwin Insurance Group Inc. (The), Class A Shares*	1,147,867
2,844	Brighthouse Financial Inc.*	130,540
4,730	CNO Financial Group Inc.	165,172
698	Crawford & Co., Class A Shares	7,378
558	Donegal Group Inc., Class A Shares	8,493
812	Employers Holdings Inc.	38,935
475	Enstar Group Ltd.*	154,850
1,620	Everest Group Ltd.	635,429
752	F&G Annuities & Life Inc.	34,359
1,872	Fidelis Insurance Holdings Ltd.	34,669
3,785	First American Financial Corp.	241,483
13,532	Genworth Financial Inc., Class A Shares*	94,453
3,551	Globe Life Inc.	373,033
324	GoHealth Inc., Class A Shares*	2,741
925	Goosehead Insurance Inc., Class A Shares*	78,015
1,274	Greenlight Capital Re Ltd., Class A Shares*	17,798
721	Hamilton Insurance Group Ltd., Class B Shares*	14,117
6,775	Hanover Insurance Group Inc. (The)	995,857
327	HCI Group Inc.	31,336
946	Heritage Insurance Holdings Inc.*	15,259
757	Hippo Holdings Inc.*	15,026
1,213	Horace Mann Educators Corp.	43,195
51	Investors Title Co.	11,490
984	James River Group Holdings Ltd.	7,282
31,169	Kemper Corp.	1,948,374
681	Kingsway Financial Services Inc.*	5,645
2,479	Kinsale Capital Group Inc.	1,217,412
1,963	Lemonade Inc.*	36,374
6,224	Lincoln National Corp.	199,790
3,230	Maiden Holdings Ltd.*	5,749
1,651	MBIA Inc.*	6,472
956	Mercury General Corp.	63,316
380	NI Holdings Inc.*	5,905
9,639	Old Republic International Corp.	345,751
47,960	Oscar Health Inc., Class A Shares*	877,668
10,213	Palomar Holdings Inc.*	1,013,334
4,931	Primerica Inc.	1,297,987
1,532	ProAssurance Corp.*	20,529
2,504	Reinsurance Group of America Inc., Class A Shares	552,783
1,927	RenaissanceRe Holdings Ltd.	490,980
1,575	RLI Corp.	242,708
329	Root Inc., Class A Shares*	14,265
3,851	Ryan Specialty Holdings Inc., Class A Shares	248,890
412	Safety Insurance Group Inc.	36,483
2,294	Selective Insurance Group Inc.	208,708
6,025	Selectquote Inc.*	24,582
3,821	SiriusPoint Ltd.*	57,277

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.7% — (continued)

Insurance — 3.4% — (continued)
1,425	Skyward Specialty Insurance Group Inc.*	$58,240
875	Stewart Information Services Corp.	64,671
773	Tiptree Inc.	15,329
1,453	Trupanion Inc.*(a)	66,446
896	United Fire Group Inc.	18,341
1,053	Universal Insurance Holdings Inc.	22,524
6,616	Unum Group	367,122
92	White Mountains Insurance Group Ltd.	169,670

	Total Insurance	16,248,456

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
773	AFC Gamma Inc.	8,086
958	AG Mortgage Investment Trust Inc.	7,127
25,798	AGNC Investment Corp.	263,398
286	Angel Oak Mortgage REIT Inc.	3,232
18,827	Annaly Capital Management Inc.	379,552
5,283	Apollo Commercial Real Estate Finance Inc.	55,947
5,912	Arbor Realty Trust Inc.(a)	80,403
1,995	Ares Commercial Real Estate Corp.	14,085
1,853	ARMOUR Residential REIT Inc.	37,894
6,475	Blackstone Mortgage Trust Inc., Class A Shares(a)	119,528
4,825	BrightSpire Capital Inc., Class A Shares	28,709
806	Chicago Atlantic Real Estate Finance Inc.	12,815
2,963	Chimera Investment Corp.	45,867
3,564	Claros Mortgage Trust Inc.	28,512
2,026	Dynex Capital Inc.	25,528
2,959	Ellington Financial Inc.	38,911
3,014	Franklin BSP Realty Trust Inc.	41,051
1,891	Granite Point Mortgage Trust Inc.	4,973
1,747	Invesco Mortgage Capital Inc.	15,321
2,316	KKR Real Estate Finance Trust Inc.	27,630
4,146	Ladder Capital Corp., Class A Shares	51,245
3,899	MFA Financial Inc.	48,815
3,073	New York Mortgage Trust Inc.	20,497
510	Nexpoint Real Estate Finance Inc.	8,481
1,831	Orchid Island Capital Inc.	15,014
3,378	PennyMac Mortgage Investment Trust	48,001
5,631	Ready Capital Corp.	46,681
4,454	Redwood Trust Inc.	33,717
18,337	Rithm Capital Corp.	218,944
562	Seven Hills Realty Trust	7,795
11,095	Starwood Property Trust Inc.	231,220
257	Sunrise Realty Trust Inc.*	3,621
2,163	TPG RE Finance Trust Inc.	19,597
3,936	Two Harbors Investment Corp.	55,734

	Total Mortgage Real Estate Investment Trusts (REITs)	2,047,931

	TOTAL FINANCIALS	70,495,385

HEALTH CARE — 14.1%

Biotechnology — 5.5%
1,894	2seventy bio Inc.*	9,224
1,849	4D Molecular Therapeutics Inc.*	27,753
79,470	89bio Inc.*	754,965
3,015	Absci Corp.*	13,266
4,243	ACADIA Pharmaceuticals Inc.*	70,349

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Biotechnology — 5.5% — (continued)
2,953	ACELYRIN Inc.*	$14,115
1,392	Achieve Life Sciences Inc.*	6,111
468	Acrivon Therapeutics Inc.*	4,441
874	Actinium Pharmaceuticals Inc.*	1,739
3,019	Acumen Pharmaceuticals Inc.*	8,272
2,666	ADC Therapeutics SA*	7,731
8,558	ADMA Biologics Inc.*	148,139
870	Aduro Biotech Holdings Europe BV*(b)(f)	418
935	Adverum Biotechnologies Inc.*	6,489
381	Aerovate Therapeutics Inc.*	735
640	Agenus Inc.*	3,296
2,066	Agios Pharmaceuticals Inc.*	94,850
2,551	Akero Therapeutics Inc.*	69,387
1,677	Aldeyra Therapeutics Inc.*	9,651
2,467	Alector Inc.*	13,026
14,602	Alkermes PLC*	415,427
2,646	Allogene Therapeutics Inc.*	6,959
2,143	Altimmune Inc.*	14,358
1,119	ALX Oncology Holdings Inc.*	2,596
10,905	Amicus Therapeutics Inc.*	126,607
711	AnaptysBio Inc.*	27,082
2,611	Anavex Life Sciences Corp.*(a)	15,718
530	Anika Therapeutics Inc.*	13,621
2,987	Annexon Inc.*	17,026
3,883	Apellis Pharmaceuticals Inc.*	151,049
1,309	Apogee Therapeutics Inc.*	66,982
3,561	Applied Therapeutics Inc.*	22,577
5,603	Arbutus Biopharma Corp.*	21,684
1,598	Arcellx Inc.*	109,847
772	Arcturus Therapeutics Holdings Inc.*	16,289
1,962	Arcus Biosciences Inc.*	33,589
3,928	Arcutis Biotherapeutics Inc.*	42,737
9,005	Ardelyx Inc.*	55,651
440	ArriVent Biopharma Inc.*	11,761
4,409	Arrowhead Pharmaceuticals Inc.*	105,066
1,851	ARS Pharmaceuticals Inc.*	24,026
26,400	Ascendis Pharma AS, ADR*	3,655,080
1,743	Astria Therapeutics Inc.*	21,317
6,272	Atossa Therapeutics Inc.*	8,593
1,893	Aura Biosciences Inc.*	15,049
5,472	Aurinia Pharmaceuticals Inc.*	37,264
2,130	Avid Bioservices Inc.*	22,450
3,989	Avidity Biosciences Inc.*	175,516
894	Avita Medical Inc.*	8,368
2,905	Beam Therapeutics Inc.*	77,505
44,330	Bicycle Therapeutics PLC, ADR*	953,095
7,114	BioCryst Pharmaceuticals Inc.*	61,821
2,784	Biohaven Ltd.*	109,690
719	Biomea Fusion Inc.*	5,270
1,377	Black Diamond Therapeutics Inc.*	8,400
4,643	Bluebird Bio Inc.*	2,607
2,325	Blueprint Medicines Corp.*	222,130
5,198	Bridgebio Pharma Inc.*	144,764
2,178	C4 Therapeutics Inc.*	13,765
1,296	Cabaletta Bio Inc.*	7,296

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Biotechnology — 5.5% — (continued)
1,392	Capricor Therapeutics Inc.*	$6,361
2,859	Cardiff Oncology Inc.*	6,604
2,063	CareDx Inc.*	63,396
873	Cargo Therapeutics Inc.*	16,465
3,156	Caribou Biosciences Inc.*	6,817
165	Cartesian Therapeutics Inc.*	2,303
4,327	Catalyst Pharmaceuticals Inc.*	87,622
938	Celcuity Inc.*	14,970
2,392	Celldex Therapeutics Inc.*	98,861
1,003	Century Therapeutics Inc.*	1,765
323	CervoMed Inc.*(a)	6,014
941	CG oncology Inc.*	34,704
718	Cibus Inc., Class A Shares*	4,861
3,506	Cogent Biosciences Inc.*	37,654
3,207	Coherus Biosciences Inc.*	4,458
3,100	Compass Therapeutics Inc.*	4,898
1,253	Contra Inhibrx Inc.*(b)(f)	1,353
382	Corbus Pharmaceuticals Holdings Inc.*	23,371
2,878	Crinetics Pharmaceuticals Inc.*	152,707
1,447	Cullinan Therapeutics Inc.*	28,361
19,476	Cytokinetics Inc.*	1,111,690
1,843	Day One Biopharmaceuticals Inc.*	25,507
4,589	Denali Therapeutics Inc.*	112,155
1,220	Design Therapeutics Inc.*	5,795
884	Dianthus Therapeutics Inc.*	25,486
608	Discount Medicine Inc., Class A Shares*	30,899
5,009	Dynavax Technologies Corp.*	56,201
2,995	Dyne Therapeutics Inc.*	138,040
3,076	Editas Medicine Inc.*	11,504
2,681	Elevation Oncology Inc.*	2,086
712	Enanta Pharmaceuticals Inc.*	9,171
729	Entrada Therapeutics Inc.*	12,903
2,775	Erasca Inc.*	8,020
6,794	Exact Sciences Corp.*	419,122
10,696	Exelixis Inc.*	278,417
3,113	Fate Therapeutics Inc.*	11,425
629	Fennec Pharmaceuticals Inc.*	3,504
1,292	Fibrobiologics Inc.*	2,093
784	Foghorn Therapeutics Inc.*	6,492
2,936	G1 Therapeutics Inc.*	20,875
1,906	Generation Bio Co.*	5,032
21,257	Geron Corp.*	100,971
420	Greenwich Lifesciences Inc.*	5,888
651	Gyre Therapeutics Inc.*(a)	8,964
4,627	Halozyme Therapeutics Inc.*	295,434
4,418	Heron Therapeutics Inc.*	8,527
892	HilleVax Inc.*	1,668
3,532	Humacyte Inc.*	21,369
2,784	Ideaya Biosciences Inc.*	109,968
297	IGM Biosciences Inc.*(a)	3,026
4,886	ImmunityBio Inc.*(a)	19,300
1,921	Immunome Inc.*	29,161
2,044	Immunovant Inc.*	63,160
313	Inhibrx Biosciences Inc.*	4,557
904	Inmune Bio Inc.*	5,984

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Biotechnology — 5.5% — (continued)
950	Inovio Pharmaceuticals Inc.*	$6,859
1,619	Inozyme Pharma Inc.*	8,969
11,890	Insmed Inc.*	909,228
3,559	Intellia Therapeutics Inc.*	79,864
5,339	Invivyd Inc.*	4,539
5,403	Ionis Pharmaceuticals Inc.*	257,615
9,363	Iovance Biotherapeutics Inc.*	109,173
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	26,676
1,000	iTeos Therapeutics Inc.*	16,850
1,045	Janux Therapeutics Inc.*	49,094
414	Jasper Therapeutics Inc.*	9,025
1,371	KalVista Pharmaceuticals Inc.*	18,358
1,094	Keros Therapeutics Inc.*	49,613
1,417	Kiniksa Pharmaceuticals International PLC, Class A Shares*	37,891
1,361	Kodiak Sciences Inc.*	3,416
230	Korro Bio Inc.*(a)	10,976
915	Krystal Biotech Inc.*	178,535
2,800	Kura Oncology Inc.*	58,968
1,654	Kymera Therapeutics Inc.*	79,987
835	Kyverna Therapeutics Inc.*	6,705
1,886	Larimar Therapeutics Inc.*	14,918
342	LENZ Therapeutics Inc.	7,999
471	Lexeo Therapeutics Inc.*	5,421
2,519	Lexicon Pharmaceuticals Inc.*	4,358
4,062	Lineage Cell Therapeutics Inc.*	3,590
7,232	Lyell Immunopharma Inc.*	10,486
2,240	MacroGenics Inc.*	7,862
647	Madrigal Pharmaceuticals Inc.*	159,893
10,375	MannKind Corp.*	64,947
1,109	MeiraGTx Holdings PLC*	4,514
3,754	Mersana Therapeutics Inc.*	5,931
8,460	Merus NV*	431,375
4,371	MiMedx Group Inc.*	29,898
967	Mineralys Therapeutics Inc.*	12,000
1,450	Mirum Pharmaceuticals Inc.*	62,510
1,250	Monte Rosa Therapeutics Inc.*	7,713
28,100	MoonLake Immunotherapeutics, Class A Shares*	1,314,799
3,344	Myriad Genetics Inc.*	94,736
4,211	Natera Inc.*	497,993
3,724	Neurocrine Biosciences Inc.*	473,171
386	Neurogene Inc.*	14,444
2,097	Nkarta Inc.*	11,135
5,241	Novavax Inc.*	64,884
2,240	Nurix Therapeutics Inc.*	56,448
1,185	Nuvalent Inc., Class A Shares*	100,879
9,673	Ocugen Inc.*(a)	12,575
1,468	Olema Pharmaceuticals Inc.*	17,322
19	Oncternal Therapeutics Inc.*(f)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	8,012
2,472	ORIC Pharmaceuticals Inc.*	25,635
347	Outlook Therapeutics Inc.*	2,550
2,010	Ovid therapeutics Inc.*	2,271
569	PepGen Inc.*	5,479
1,725	Perspective Therapeutics Inc.*	27,255
2,515	Poseida Therapeutics Inc., Class A Shares*	7,193

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Biotechnology — 5.5% — (continued)
644	Praxis Precision Medicines Inc.*	$34,229
3,526	Precigen Inc.*	3,879
2,474	Prime Medicine Inc.*(a)	10,589
1,385	ProKidney Corp., Class A Shares*	3,324
2,219	Protagonist Therapeutics Inc.*	95,173
1,731	Prothena Corp. PLC*	38,549
2,820	PTC Therapeutics Inc.*	99,602
2,183	Puma Biotechnology Inc.*	5,457
2,111	Pyxis Oncology Inc.*	8,001
437	Q32 Bio Inc.*	19,001
1,172	RAPT Therapeutics Inc.*	2,408
7,627	Recursion Pharmaceuticals Inc., Class A Shares*(a)	55,525
1,451	REGENXBIO Inc.*	17,731
3,019	Regulus Therapeutics Inc.*	5,072
3,884	Relay Therapeutics Inc.*	26,372
4,013	Renovaro Inc.*	2,402
2,220	Replimune Group Inc.*	22,577
5,629	REVOLUTION Medicines Inc.*	239,964
1,992	Rhythm Pharmaceuticals Inc.*	94,202
595	Rigel Pharmaceuticals Inc.*	7,997
54,963	Rocket Pharmaceuticals Inc.*	1,036,053
13,123	Roivant Sciences Ltd.*	160,494
2,005	Sage Therapeutics Inc.*	16,902
4,931	Sana Biotechnology Inc.*	29,833
3,369	Sarepta Therapeutics Inc.*	457,443
2,877	Savara Inc.*	12,285
2,671	Scholar Rock Holding Corp.*	24,840
1,154	Sera Prognostics Inc., Class A Shares*(a)	8,482
1,817	Shattuck Labs Inc.*	6,523
820	Skye Bioscience Inc.*	5,076
9,966	Soleno Therapeutics Inc.*	487,836
1,114	Solid Biosciences Inc.*	9,948
2,610	SpringWorks Therapeutics Inc.*	108,863
1,292	Spyre Therapeutics Inc.*	37,145
1,107	Stoke Therapeutics Inc.*	16,107
3,266	Summit Therapeutics Inc.*	42,393
4,051	Sutro Biopharma Inc.*	18,513
3,089	Syndax Pharmaceuticals Inc.*	63,479
1,743	Tango Therapeutics Inc.*	20,620
5,968	Taysha Gene Therapies Inc.*	13,368
1,223	Tenaya Therapeutics Inc.*	3,278
5,247	TG Therapeutics Inc.*	123,252
850	Tourmaline Bio Inc.(a)	14,323
2,561	Travere Therapeutics Inc., Class Preferred Shares*	24,253
1,462	TScan Therapeutics Inc.*	8,231
2,119	Twist Bioscience Corp.*	91,626
599	Tyra Biosciences Inc.*	13,633
3,255	Ultragenyx Pharmaceutical Inc.*	184,819
1,632	United Therapeutics Corp.*	593,314
1,060	UroGen Pharma Ltd.*	14,745
2,203	Vanda Pharmaceuticals Inc.*	11,654
28,627	Vaxcyte Inc.*	2,311,917
1,546	Vera Therapeutics Inc., Class A Shares*	58,470
2,741	Veracyte Inc.*	86,479
2,197	Verastem Inc.*	5,493

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Biotechnology — 5.5% — (continued)
1,828	Vericel Corp.*	$94,416
2,617	Verve Therapeutics Inc.*	17,534
15,641	Viking Therapeutics Inc.*	1,002,901
3,014	Vir Biotechnology Inc.*	24,896
2,311	Viridian Therapeutics Inc.*	33,925
1,953	Voyager Therapeutics Inc.*	12,812
2,761	Werewolf Therapeutics Inc.*	5,964
4,096	X4 Pharmaceuticals Inc.*	2,867
1,346	XBiotech Inc.*	8,614
2,183	Xencor Inc.*	38,181
17,010	Xenon Pharmaceuticals Inc.*	686,183
322	XOMA Royalty Corp.*	9,418
1,519	Y-mAbs Therapeutics Inc.*	21,737
2,160	Zentalis Pharmaceuticals Inc.*	7,495
470	Zura Bio Ltd., Class A Shares*(a)	1,941
1,842	Zymeworks Inc.*	21,607

	Total Biotechnology	26,089,319

Health Care Equipment & Supplies — 3.0%
92,038	Accuray Inc.*	200,643
3,537	Alphatec Holdings Inc.*	24,405
1,224	AngioDynamics Inc.*	9,131
1,338	Artivion Inc.*	36,313
16,224	AtriCure Inc.*	425,231
17,472	Avanos Medical Inc.*	423,172
1,826	AxoGen Inc.*	24,012
1,888	Axonics Inc.*	130,584
1,374	Bioventus Inc., Class A Shares*	13,809
6,314	Cerus Corp.*	14,270
1,177	CONMED Corp.	86,180
406	CVRx Inc.*	4,003
20,132	CytoSorbents Corp.*	21,139
7,610	DENTSPLY SIRONA Inc.	192,457
2,187	Embecta Corp.	35,736
2,060	Enovis Corp.*	95,996
6,377	Envista Holdings Corp.*	116,444
1,808	Glaukos Corp.*	242,073
4,161	Globus Medical Inc., Class A Shares*	302,505
33,401	Haemonetics Corp.*	2,524,448
800	ICU Medical Inc.*	132,264
1,900	Inari Medical Inc.*	82,137
3,066	Inmode Ltd.*	51,233
990	Inogen Inc.*	12,147
1,094	Inspire Medical Systems Inc.*	196,723
1,246	Integer Holdings Corp.*	162,067
38,576	Integra LifeSciences Holdings Corp.*	784,636
236	iRadimed Corp.	11,083
14,023	iRhythm Technologies Inc.*	993,950
15,532	Lantheus Holdings Inc.*	1,653,692
758	LeMaitre Vascular Inc.	68,440
2,027	LivaNova PLC*	102,141
1,606	Masimo Corp.*	188,737
2,111	Merit Medical Systems Inc.*	204,091
8,094	Neogen Corp.*	139,621
963	NeuroPace Inc.*	7,627

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Health Care Equipment & Supplies — 3.0% — (continued)
1,335	Nevro Corp.*	$8,264
3,989	Novocure Ltd.*	77,546
1,565	Omnicell Inc.*	69,611
59,442	OraSure Technologies Inc.*	266,300
943	Orchestra BioMed Holdings Inc.*	6,318
1,175	Orthofix Medical Inc.*	20,492
567	OrthoPediatrics Corp.*	18,116
1,646	Paragon 28 Inc.*	13,695
1,367	Penumbra Inc.*	276,571
15,011	PROCEPT BioRobotics Corp.*	1,185,869
1,660	Pulmonx Corp.*	12,151
451	Pulse Biosciences Inc.*(a)	8,407
3,130	QuidelOrtho Corp.*	132,242
1,268	RxSight Inc.*	71,503
143	Sanara Medtech Inc.*	5,132
233	Semler Scientific Inc.*	6,221
1,549	SI-BONE Inc.*	25,744
981	Sight Sciences Inc.*	6,641
1,454	Silk Road Medical Inc.*	39,418
1,893	STAAR Surgical Co.*	62,639
3,692	Stereotaxis Inc.*	8,455
496	Surmodics Inc.*	19,656
906	Tactile Systems Technology Inc.*	12,403
2,381	Tandem Diabetes Care Inc.*	103,573
5,860	Teleflex Inc.	1,436,696
1,186	TransMedics Group Inc.*	199,319
1,716	Treace Medical Concepts Inc.*	10,588
255	UFP Technologies Inc.*	87,014
120	Utah Medical Products Inc.	8,159
21,514	Varex Imaging Corp.*	268,495
21,578	Zimvie Inc.*	374,163
811	Zynex Inc.*(a)	6,374

	Total Health Care Equipment & Supplies	14,560,915

Health Care Providers & Services — 2.9%
22,634	Acadia Healthcare Co., Inc.*	1,854,404
2,358	Accolade Inc.*	10,234
3,521	AdaptHealth Corp., Class A Shares*	38,696
584	Addus HomeCare Corp.*	77,678
11,412	agilon health Inc.*	46,561
782	AirSculpt Technologies Inc.*	3,277
3,586	Alignment Healthcare Inc.*	32,310
1,198	Amedisys Inc.*	117,416
12,239	AMN Healthcare Services Inc.*	649,034
1,632	Astrana Health Inc.*	77,993
1,522	Aveanna Healthcare Holdings Inc.*	8,599
2,055	BrightSpring Health Services Inc.*	25,790
6,584	Brookdale Senior Living Inc.*	46,812
919	Castle Biosciences Inc.*	27,267
549	Chemed Corp.	321,807
5,286	Community Health Systems Inc.*	28,809
332	CorVel Corp.*	106,482
1,387	Cross Country Healthcare Inc.*	20,694
1,888	DaVita Inc.*	284,937
2,822	DocGo Inc.*	10,667

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Health Care Providers & Services — 2.9% — (continued)
14,579	Encompass Health Corp.	$1,356,576
2,014	Enhabit Inc.*	16,998
5,296	Ensign Group Inc. (The)	801,603
726	Fulgent Genetics Inc.*	16,379
444	GeneDx Holdings Corp., Class A Shares*	14,181
4,407	Guardant Health Inc.*	112,731
3,126	HealthEquity Inc.*	248,705
4,736	Henry Schein Inc.*	334,125
7,004	Hims & Hers Health Inc.*	103,169
589	InfuSystem Holdings Inc.*	3,917
722	Innovage Holding Corp.*	4,592
633	Joint Corp. (The)*	7,159
3,803	LifeStance Health Group Inc.*	23,997
324	ModivCare Inc.*	9,351
2,467	Molina Healthcare Inc.*	862,932
1,596	Nano-X Imaging Ltd.*(a)	10,166
434	National HealthCare Corp.	59,514
496	National Research Corp.	11,309
4,416	NeoGenomics Inc.*	72,952
13,691	OPKO Health Inc.*(a)	23,001
79,561	Option Care Health Inc.*	2,547,543
2,753	Owens & Minor Inc.*	42,782
901	PACS Group Inc.*	35,743
26,014	Patterson Cos., Inc.	585,055
50,439	Pediatrix Medical Group Inc.*	547,767
916	Pennant Group Inc. (The)*	31,382
2,219	Performant Financial Corp.*	7,833
970	PetIQ Inc., Class A Shares*	29,633
4,578	Premier Inc., Class A Shares	93,254
3,857	Privia Health Group Inc.*	77,680
3,140	Progyny Inc.*	73,759
1,232	Quipt Home Medical Corp.*	3,523
5,757	R1 RCM Inc.*	81,231
2,455	RadNet Inc.*	162,742
3,970	Select Medical Holdings Corp.	143,198
2,792	Surgery Partners Inc.*	89,204
4,583	Talkspace Inc.*	9,166
3,600	Tenet Healthcare Corp.*	597,024
2,164	Universal Health Services Inc., Class B Shares	514,967
571	US Physical Therapy Inc.	48,878
1,122	Viemed Healthcare Inc.*	8,527

	Total Health Care Providers & Services	13,613,715

Health Care Technology — 0.1%
4,525	Certara Inc.*	55,431
2,148	Definitive Healthcare Corp., Class A Shares*	10,074
4,429	Doximity Inc., Class A Shares*	162,899
4,280	Evolent Health Inc., Class A Shares*	136,874
2,001	Health Catalyst Inc.*	14,387
873	HealthStream Inc.	25,352
1,315	LifeMD Inc.*	6,851
765	OptimizeRx Corp.*	6,357
1,853	Phreesia Inc.*	47,641
1,927	Schrodinger Inc.*	40,525
547	Simulations Plus Inc.	19,829
6,511	Teladoc Health Inc.*	46,684

	Total Health Care Technology	572,904

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Life Sciences Tools & Services — 1.4%
3,876	10X Genomics Inc., Class A Shares*	$90,505
3,898	Adaptive Biotechnologies Corp.*	18,321
767	Akoya Biosciences Inc.*	1,956
34,256	Avantor Inc.*	885,175
2,084	Azenta Inc.*	103,200
1,206	BioLife Solutions Inc.*	31,211
3,371	Bio-Rad Laboratories Inc., Class A Shares*	1,137,106
5,780	Bio-Techne Corp.	427,662
3,905	Bruker Corp.	262,377
4,710	Charles River Laboratories International Inc.*	931,402
2,648	ChromaDex Corp.*	9,135
2,245	Codexis Inc.*	6,488
1,543	CryoPort Inc.*	14,381
4,155	Cytek Biosciences Inc.*	23,850
24,137	Fortrea Holdings Inc.*	556,599
1,350	Harvard Bioscience Inc.*	3,888
1,375	Lifecore Biomedical Inc.*	6,022
3,971	Maravai LifeSciences Holdings Inc., Class A Shares*	35,937
3,229	MaxCyte Inc.*	13,949
946	Medpace Holdings Inc.*	336,085
188	Mesa Laboratories Inc.	25,134
1,289	Nautilus Biotechnology Inc., Class A Shares*	3,351
2,956	OmniAb Inc.*	12,386
234	OmniAb Inc., (Cost — $0, acquired 11/3/22), Class CR3 Shares*(b)(c)(f)	—
234	OmniAb Inc., (Cost — $0, acquired 11/3/22), Class CR4 Shares*(b)(c)(f)	—
8,129	Pacific Biosciences of California Inc.*	11,137
8,270	QIAGEN NV*	378,022
1,361	Quanterix Corp.*	17,734
4,548	Quantum-Si Inc.*	4,306
2,072	Repligen Corp.*	312,727
7,417	Revvity Inc.	908,879
4,363	Sotera Health Co.*	67,365
100,301	Standard BioTools Inc.*	213,641

	Total Life Sciences Tools & Services	6,849,931

Pharmaceuticals — 1.2%
1,170	Alimera Sciences Inc.*	6,470
657	Alto Neuroscience Inc.*	8,416
65,807	Amneal Pharmaceuticals Inc.*	569,889
1,437	Amphastar Pharmaceuticals Inc.*	70,039
685	ANI Pharmaceuticals Inc.*	43,669
2,797	Aquestive Therapeutics Inc.*	12,670
2,382	Arvinas Inc.*	62,313
3,220	Atea Pharmaceuticals Inc.*	12,397
3,415	Avadel Pharmaceuticals PLC, ADR*	51,806
1,350	Axsome Therapeutics Inc.*	119,961
813	Biote Corp., Class A Shares*	5,106
1,467	Cassava Sciences Inc.*(a)	42,118
6,733	Catalent Inc.*	410,444
1,004	CinCor Pharma Inc.*(f)	3,223
1,236	Collegium Pharmaceutical Inc.*	47,537
324	Contineum Therapeutics Inc., Class A Shares*(a)	6,315
2,877	Corcept Therapeutics Inc.*	101,558
1,546	CorMedix Inc.*	9,647
2,699	Edgewise Therapeutics Inc.*	50,606

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.1% — (continued)

Pharmaceuticals — 1.2% — (continued)
18,328	Elanco Animal Health Inc.*	$283,534
1,306	Enliven Therapeutics Inc.*	28,575
6,941	Esperion Therapeutics Inc.*	12,702
2,092	Evolus Inc.*	33,242
1,456	EyePoint Pharmaceuticals Inc.*	13,031
2,335	Fulcrum Therapeutics Inc.*	19,964
1,175	Harmony Biosciences Holdings Inc.*	42,276
1,244	Harrow Inc.*	50,332
57,857	Innoviva Inc.*	1,121,269
14,367	Intra-Cellular Therapies Inc.*	1,052,814
2,263	Jazz Pharmaceuticals PLC*	262,463
612	Ligand Pharmaceuticals Inc.*	64,750
2,018	Liquidia Corp.*	19,191
1,203	Longboard Pharmaceuticals Inc.*	43,404
442	MediWound Ltd.*	8,128
2,710	Mind Medicine MindMed Inc.*	16,423
6,609	Nektar Therapeutics, Class A Shares*	8,460
3,105	Neumora Therapeutics Inc.*	35,707
6,179	Nuvation Bio Inc.*	19,896
5,756	Ocular Therapeutix Inc.*	50,768
2,109	Omeros Corp.*(a)	8,879
9,540	Organon & Co.	213,219
1,718	Pacira BioSciences Inc.*	26,732
5,105	Perrigo Co. PLC	148,555
1,080	Phathom Pharmaceuticals Inc.*(a)	17,842
789	Phibro Animal Health Corp., Class A Shares	16,569
1,950	Pliant Therapeutics Inc.*	25,915
1,839	Prestige Consumer Healthcare Inc.*	137,263
3,024	Revance Therapeutics Inc.*	19,868
2,404	Scilex Holding Co.*(b)	2,765
1,052	scPharmaceuticals Inc.*	5,355
1,907	SIGA Technologies Inc.	17,220
1,873	Supernus Pharmaceuticals Inc.*	65,855
1,368	Tarsus Pharmaceuticals Inc.*	37,086
2,404	Terns Pharmaceuticals Inc.*	18,318
1,412	Theravance Biopharma Inc.*	11,649
640	Third Harmonic Bio Inc.*	7,392
2,218	Trevi Therapeutics Inc.*	7,009
1,687	Ventyx Biosciences Inc.*	3,762
1,000	Verrica Pharmaceuticals Inc.*	2,350
3,018	WaVe Life Sciences Ltd.*	17,323
4,439	Xeris Biopharma Holdings Inc.*	12,474
1,116	Zevra Therapeutics Inc.*	8,537

	Total Pharmaceuticals	5,653,050

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%@
1,045	AstraZeneca PLC*(b)(f)	324
2,089	Novartis AG*(b)(f)	1,316

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,640

	TOTAL HEALTH CARE	67,341,474

INDUSTRIALS — 19.6%

Aerospace & Defense — 1.3%
1,254	AAR Corp.*	82,488
964	Aerovironment Inc.*	196,425
1,142	AerSale Corp.*	5,813
8,589	Archer Aviation Inc., Class A Shares*(a)	29,203

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Aerospace & Defense — 1.3% — (continued)
1,028	Astronics Corp.*	$23,048
3,390	BWX Technologies Inc.	349,170
693	Byrna Technologies Inc.*	8,032
970	Cadre Holdings Inc.	35,162
1,434	Curtiss-Wright Corp.	452,943
531	Ducommun Inc.*	34,557
611	Eve Holding Inc.*	1,717
3,093	Hexcel Corp.	195,756
1,475	Huntington Ingalls Industries Inc.	417,086
1,810	Intuitive Machines Inc.*(a)	8,996
5,490	Kratos Defense & Security Solutions Inc.*	125,941
2,522	Leonardo DRS Inc.*	71,978
361	Loar Holdings Inc.*	26,772
18,604	Mercury Systems Inc.*	705,092
10,049	Moog Inc., Class A Shares	1,983,673
183	National Presto Industries Inc.	14,327
809	Park Aerospace Corp.	10,929
1,016	Redwire Corp.*	6,858
12,739	Rocket Lab USA Inc.*	79,873
4,341	Spirit AeroSystems Holdings Inc., Class A Shares*	152,847
4,234	Terran Orbital Corp.*	1,037
7,085	Textron Inc.	646,152
2,488	Triumph Group Inc.*	34,658
407	V2X Inc.*	23,056
624	Virgin Galactic Holdings Inc.*	4,174
896	VirTra Inc.*	6,021
2,216	Woodward Inc.	369,296

	Total Aerospace & Defense	6,103,080

Air Freight & Logistics — 0.4%
1,731	Air Transport Services Group Inc.*	29,185
16,306	CH Robinson Worldwide Inc.	1,687,834
968	Forward Air Corp.	30,753
4,332	GXO Logistics Inc.*	216,816
2,213	Hub Group Inc., Class A Shares	104,299
1,467	Radiant Logistics Inc.*	9,345

	Total Air Freight & Logistics	2,078,232

Building Products — 1.6%
2,509	AAON Inc.	239,635
2,474	Advanced Drainage Systems Inc.	387,824
3,237	Allegion PLC	449,425
565	American Woodmark Corp.*	50,630
4,464	AO Smith Corp.	373,726
824	Apogee Enterprises Inc.	55,027
1,576	Armstrong World Industries Inc.	199,774
5,339	AZEK Co., Inc. (The), Class A Shares*	227,602
1,083	AZZ Inc.	90,073
5,853	Builders FirstSource Inc.*	1,018,422
1,313	Caesarstone Ltd.*	6,434
573	CSW Industrials Inc.	193,462
4,678	Fortune Brands Innovations Inc.	371,480
1,072	Gibraltar Industries Inc.*	74,686
1,402	Griffon Corp.	92,798
5,319	Hayward Holdings Inc.*	78,934
762	Insteel Industries Inc.	26,213
5,260	Janus International Group Inc.*	57,807
3,154	JELD-WEN Holding Inc.*	44,913

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Building Products — 1.6% — (continued)
1,192	Lennox International Inc.	$703,506
4,570	Masterbrand Inc.*	73,303
3,216	Owens Corning	542,636
1,637	Quanex Building Products Corp.	45,230
71,482	Resideo Technologies Inc.*	1,441,077
1,573	Simpson Manufacturing Co., Inc.	287,953
833	Tecnoglass Inc.	51,621
4,006	Trex Co., Inc.*	255,342
2,237	UFP Industries Inc.	272,176
5,257	Zurn Elkay Water Solutions Corp.	170,485

	Total Building Products	7,882,194

Commercial Services & Supplies — 2.1%
19,466	ABM Industries Inc.	1,112,482
3,556	ACCO Brands Corp.	19,487
5,449	ACV Auctions Inc., Class A Shares*	101,951
946	Aris Water Solutions Inc., Class A Shares	15,912
1,416	BrightView Holdings Inc.*	22,614
1,666	Brink’s Co. (The)	184,809
25,238	Casella Waste Systems Inc., Class A Shares*	2,722,171
1,052	CECO Environmental Corp.*	30,455
700	Cimpress PLC*	69,216
4,513	Clean Harbors Inc.*	1,109,747
3,921	CoreCivic Inc.*	54,031
1,668	Deluxe Corp.	34,344
2,333	Driven Brands Holdings Inc.*	33,455
1,039	Ennis Inc.	24,843
72,330	Enviri Corp.*	864,344
4,530	GEO Group Inc. (The)*	62,831
2,707	Healthcare Services Group Inc.*	29,479
1,791	HNI Corp.	96,445
2,175	Interface Inc., Class A Shares	41,064
5,277	LanzaTech Global Inc.*	7,863
937	Liquidity Services Inc.*	20,398
1,140	Matthews International Corp., Class A Shares	28,876
37,072	MillerKnoll Inc.	1,091,770
1,202	Montrose Environmental Group Inc.*	39,546
1,367	MSA Safety Inc.	249,655
157	NL Industries Inc.	1,039
48,857	OPENLANE Inc.*	846,692
698	Perma-Fix Environmental Services Inc.*	7,678
4,876	Pitney Bowes Inc.	34,473
1,655	Quad/Graphics Inc.	7,762
796	Quest Resource Holding Corp.*	7,037
3,580	Steelcase Inc., Class A Shares	50,621
3,410	Stericycle Inc.*	202,077
1,980	Tetra Tech Inc.	470,725
568	UniFirst Corp.	107,744
4,624	Vestis Corp.	65,060
682	Viad Corp.*	23,468
459	Virco Mfg. Corp.	7,128
481	VSE Corp.	44,747

	Total Commercial Services & Supplies	9,944,039

Construction & Engineering — 2.9%
5,053	AECOM	506,007
1,214	Ameresco Inc., Class A Shares*	36,966
8,459	API Group Corp.*	300,717

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Construction & Engineering — 2.9% — (continued)
11,288	Arcosa Inc.	$1,032,739
520	Argan Inc.	41,241
363	Bowman Consulting Group Ltd.*	8,712
548	Centuri Holdings Inc.*	9,371
9,037	Comfort Systems USA Inc.	3,194,760
1,176	Concrete Pumping Holdings Inc.*	7,632
1,584	Construction Partners Inc., Class A Shares*	104,512
3,855	Dycom Industries Inc.*	678,326
1,732	EMCOR Group Inc.	680,780
48,393	Fluor Corp.*	2,423,038
1,657	Granite Construction Inc.	124,540
2,542	Great Lakes Dredge & Dock Corp.*	25,293
303	IES Holdings Inc.*	56,519
339	Limbach Holdings Inc.*	21,910
12,177	MasTec Inc.*	1,377,584
966	Matrix Service Co.*	9,621
7,436	MDU Resources Group Inc.	191,031
586	MYR Group Inc.*	59,069
394	Northwest Pipe Co.*	17,328
1,128	Orion Group Holdings Inc.*	8,528
1,997	Primoris Services Corp.	112,711
1,127	Sterling Infrastructure Inc.*	134,710
1,667	Tutor Perini Corp.*	39,958
743	Valmont Industries Inc.	212,320
63,685	WillScot Holdings Corp.*	2,454,420

	Total Construction & Engineering	13,870,343

Electrical Equipment — 1.9%
1,146	Acuity Brands Inc.	291,886
459	Allient Inc.	9,749
1,251	American Superconductor Corp.*	25,295
5,382	Array Technologies Inc.*	36,113
1,330	Atkore Inc.	124,129
102,067	Babcock & Wilcox Enterprises Inc.*	120,439
3,902	Blink Charging Co.*	7,258
32,443	Bloom Energy Corp., Class A Shares*(a)	386,396
11,798	ChargePoint Holdings Inc.*(a)	22,180
5,000	Energy Vault Holdings Inc.*	5,050
1,495	EnerSys	151,488
5,458	Enovix Corp.*(a)	51,960
2,124	Fluence Energy Inc., Class A Shares*	39,018
4,089	Freyr Battery Inc.*	5,030
14,079	FuelCell Energy Inc.*	5,699
2,204	Generac Holdings Inc.*	344,992
6,858	GrafTech International Ltd.*	4,703
931	LSI Industries Inc.	14,812
723	Net Power Inc.*	6,124
30,269	NEXTracker Inc., Class A Shares*	1,231,040
2,831	NuScale Power Corp.*(a)	23,299
6,165	nVent Electric PLC	418,974
23,177	Plug Power Inc.*(a)	43,573
332	Powell Industries Inc.	55,590
90	Preformed Line Products Co.	10,794
17,355	Regal Rexnord Corp.	2,912,343
62,920	Sensata Technologies Holding PLC	2,425,566

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Electrical Equipment — 1.9% — (continued)
4,042	SES AI Corp.*	$4,325
5,914	Shoals Technologies Group Inc., Class A Shares*	31,877
5,478	Stem Inc.*	3,194
8,075	Sunrun Inc.*	165,699
1,189	Thermon Group Holdings Inc.*	37,370
1,329	TPI Composites Inc.*	5,755
681	Ultralife Corp.*	7,123
880	Vicor Corp.*	33,880

	Total Electrical Equipment	9,062,723

Ground Transportation — 1.0%
11,397	ArcBest Corp.	1,211,501
671	Avis Budget Group Inc.	55,015
318	Covenant Logistics Group Inc., Class A Shares	16,749
3,332	FTAI Infrastructure Inc.	33,120
1,639	Heartland Express Inc.	20,291
4,870	Hertz Global Holdings Inc.*	14,805
5,786	Knight-Swift Transportation Holdings Inc., Class A Shares	303,071
1,297	Landstar System Inc.	236,780
13,516	Lyft Inc., Class A Shares*	157,732
2,249	Marten Transport Ltd.	39,245
234	PAM Transportation Services Inc.*	4,245
4,352	RXO Inc.*	123,858
1,611	Ryder System Inc.	233,982
4,157	Saia Inc.*	1,562,325
1,853	Schneider National Inc., Class B Shares	50,235
376	U-Haul Holding Co.*	26,703
3,739	U-Haul Holding Co.-Non Voting	255,561
346	Universal Logistics Holdings Inc.	14,625
2,298	Werner Enterprises Inc.	84,934
4,252	XPO Inc.*	487,364

	Total Ground Transportation	4,932,141

Industrial Conglomerates — 0.0%@
1,087	Brookfield Business Corp., Class A Shares	24,773

Machinery — 3.8%
2,030	374Water Inc.*	2,355
4,809	3D Systems Corp.*	10,291
2,332	AGCO Corp.	212,305
392	Alamo Group Inc.	72,677
1,148	Albany International Corp., Class A Shares	108,096
3,238	Allison Transmission Holdings Inc.	300,325
862	Astec Industries Inc.	29,161
3,178	Atmus Filtration Technologies Inc.	113,931
1,724	Barnes Group Inc.	69,029
1,188	Blue Bird Corp.*	60,802
1,537	Chart Industries Inc.*	188,129
1,031	Columbus McKinnon Corp.	35,271
1,187	Commercial Vehicle Group Inc.*	4,309
1,822	Crane Co.	288,568
4,468	Donaldson Co., Inc.	324,958
929	Douglas Dynamics Inc.	25,863
273	Eastern Co. (The)	8,220
2,126	Energy Recovery Inc.*	34,526
2,001	Enerpac Tool Group Corp., Class A Shares	82,521
789	Enpro Inc.	126,895
2,116	Esab Corp.	222,117

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Machinery — 3.8% — (continued)
974	ESCO Technologies Inc.	$116,792
2,218	Federal Signal Corp.	209,579
4,894	Flowserve Corp.	244,113
1,613	Franklin Electric Co., Inc.	167,526
66,191	Gates Industrial Corp. PLC*	1,202,029
401	Gencor Industries Inc.*	8,088
903	Gorman-Rupp Co. (The)	35,199
6,196	Graco Inc.	516,437
363	Graham Corp.*	11,558
1,079	Greenbrier Cos., Inc. (The)	52,278
9,037	Helios Technologies Inc.	399,345
2,617	Hillenbrand Inc.	86,256
7,121	Hillman Solutions Corp.*	70,854
4,856	Hyliion Holdings Corp.*	9,081
452	Hyster-Yale Inc.	28,458
19,393	ITT Inc.	2,699,893
10,072	John Bean Technologies Corp.	904,868
434	Kadant Inc.	139,370
2,934	Kennametal Inc.	75,903
327	L B Foster Co., Class A Shares*	6,566
2,058	Lincoln Electric Holdings Inc.	398,449
367	Lindsay Corp.	45,526
984	Luxfer Holdings PLC, ADR	11,040
1,152	Manitowoc Co., Inc. (The)*	11,624
56,129	Markforged Holding Corp.*	14,088
407	Mayville Engineering Co., Inc.*	7,859
9,926	Middleby Corp. (The)*	1,395,794
385	Miller Industries Inc.	23,373
4,151	Mueller Industries Inc.	301,819
5,794	Mueller Water Products Inc., Class A Shares	124,397
2,153	NN Inc.*	8,483
2,108	Nordson Corp.	540,828
108	Omega Flex Inc.	5,098
9,691	Oshkosh Corp.	1,045,756
333	Park-Ohio Holdings Corp.	10,070
19,094	Pentair PLC	1,693,447
996	Proto Labs Inc.*	30,458
1,059	RBC Bearings Inc.*	315,423
1,929	REV Group Inc.	61,419
1,310	Shyft Group Inc. (The)	18,589
1,923	Snap-on Inc.	545,632
1,663	SPX Technologies Inc.*	271,302
405	Standex International Corp.	72,353
72,890	Stratasys Ltd.*	500,754
159	Taylor Devices Inc.*	9,098
698	Tennant Co.	68,174
2,496	Terex Corp.	141,698
2,406	Timken Co. (The)	203,379
1,948	Titan International Inc.*	16,227
3,903	Toro Co. (The)	361,418
3,062	Trinity Industries Inc.	101,077
5,182	Twin Disc Inc.	68,195
1,657	Wabash National Corp.	32,245
1,008	Watts Water Technologies Inc., Class A Shares	198,274

	Total Machinery	17,957,908

Marine Transportation — 0.1%
1,644	Costamare Inc.	23,328
1,622	Genco Shipping & Trading Ltd.	28,531

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Marine Transportation — 0.1% — (continued)
4,409	Golden Ocean Group Ltd.	$54,231
1,059	Himalaya Shipping Ltd.*	8,144
2,184	Kirby Corp.*	261,905
1,244	Matson Inc.	172,045
1,037	Pangaea Logistics Solutions Ltd.	7,000
2,124	Safe Bulkers Inc.	10,854

	Total Marine Transportation	566,038

Passenger Airlines — 0.2%
4,635	Alaska Air Group Inc.*	167,370
518	Allegiant Travel Co.	21,797
24,417	American Airlines Group Inc.*	259,309
2,589	Blade Air Mobility Inc.*	8,104
1,205	Frontier Group Holdings Inc.*	4,374
2,057	Hawaiian Holdings Inc.*	35,627
11,112	JetBlue Airways Corp.*	56,449
14,695	Joby Aviation Inc.*(a)	73,475
1,508	SkyWest Inc.*	116,930
3,877	Spirit Airlines Inc.(a)	10,003
1,332	Sun Country Airlines Holdings Inc.*	14,625
3,734	Wheels Up Experience Inc.*	6,609

	Total Passenger Airlines	774,672

Professional Services — 2.3%
67,811	Alight Inc., Class A Shares*	505,870
986	Asure Software Inc.*	8,470
1,076	Barrett Business Services Inc.	39,285
3,852	BlackSky Technology Inc.*	4,276
824	CACI International Inc., Class A Shares*	402,211
1,781	CBIZ Inc.*	131,082
15,242	Clarivate PLC*	104,560
1,763	Concentrix Corp.	132,631
201,844	Conduent Inc.*	771,044
256	CRA International Inc.	43,162
1,031	CSG Systems International Inc.	50,024
5,521	Dayforce Inc.*	315,636
11,333	Dun & Bradstreet Holdings Inc.	135,996
5,721	ExlService Holdings Inc.*	209,045
1,858	Exponent Inc.	201,166
2,109	First Advantage Corp.*	40,387
2,038	FiscalNote Holdings Inc.*	2,649
386	Forrester Research Inc.*	7,403
463	Franklin Covey Co.*	18,640
1,304	FTI Consulting Inc.*	297,716
6,536	Genpact Ltd.	256,407
791	Heidrick & Struggles International Inc.	30,533
213	HireQuest Inc.	3,033
631	Huron Consulting Group Inc.*	69,688
464	IBEX Holdings Ltd.*	7,999
703	ICF International Inc.	116,529
935	Innodata Inc.*	16,157
1,341	Insperity Inc.	126,041
34,137	KBR Inc.	2,367,742
1,238	Kelly Services Inc., Class A Shares	26,134
683	Kforce Inc.	44,798
1,920	Korn Ferry	140,256
4,642	Legalzoom.com Inc.*	31,287
1,834	ManpowerGroup Inc.	135,569

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Professional Services — 2.3% — (continued)
2,248	Maximus Inc.	$207,401
777	Mistras Group Inc.*	9,293
511	NV5 Global Inc.*	49,122
1,711	Parsons Corp.*	163,332
2,471	Paycor HCM Inc.*	34,989
1,628	Paylocity Holding Corp.*	262,759
5,395	Planet Labs PBC*	14,513
1,137	Resources Connection Inc.	11,859
18,955	Robert Half Inc.	1,187,910
1,884	Science Applications International Corp.	246,032
793	Spire Global Inc.*(a)	6,804
1,252	Sterling Check Corp.*	20,270
1,213	TriNet Group Inc.	124,733
920	TrueBlue Inc.*	7,332
988	TTEC Holdings Inc.	5,049
4,713	Upwork Inc.*	45,433
6,163	Verra Mobility Corp., Class A Shares*	170,160
374	Willdan Group Inc.*	14,253
31,809	WNS Holdings Ltd.*	1,883,093

	Total Professional Services	11,257,763

Trading Companies & Distributors — 2.0%
19,157	AerCap Holdings NV	1,866,275
3,842	Air Lease Corp., Class A Shares	177,769
713	Alta Equipment Group Inc.	4,806
4,947	Applied Industrial Technologies Inc.	1,014,729
2,356	Beacon Roofing Supply Inc.*	213,454
316	BlueLinx Holdings Inc.*	31,802
1,483	Boise Cascade Co.	201,124
6,187	Core & Main Inc., Class A Shares*	297,162
2,528	Custom Truck One Source Inc.*	10,365
434	Distribution Solutions Group Inc.*	16,153
3,738	DNOW Inc.*	48,669
477	DXP Enterprises Inc.*	26,235
261	EVI Industries Inc.	4,314
20,232	FTAI Aviation Ltd.	2,585,852
1,307	GATX Corp.	184,418
459	Global Industrial Co.	15,376
1,509	GMS Inc.*	130,966
1,122	H&E Equipment Services Inc.	54,024
6,928	Herc Holdings Inc.	1,014,051
1,643	Hudson Technologies Inc.*	13,505
144	Karat Packaging Inc.	3,649
866	McGrath RentCorp	93,658
2,867	MRC Global Inc.*	37,730
1,657	MSC Industrial Direct Co., Inc., Class A Shares	136,272
2,226	Rush Enterprises Inc., Class A Shares	117,310
289	Rush Enterprises Inc., Class B Shares	13,594
1,657	SiteOne Landscape Supply Inc.*	235,062
751	Titan Machinery Inc.*	11,348
336	Transcat Inc.*	41,482
1,285	Watsco Inc.	610,915
1,636	WESCO International Inc.	270,562
135	Willis Lease Finance Corp.	14,606
1,804	Xometry Inc., Class A Shares*	35,431

	Total Trading Companies & Distributors	9,532,668

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 19.6% — (continued)

Transportation Infrastructure — 0.0%@
725	Sky Harbour Group Corp.*(a)	$8,954

	TOTAL INDUSTRIALS	93,995,528

INFORMATION TECHNOLOGY — 15.1%

Communications Equipment — 2.1%
2,885	ADTRAN Holdings Inc.*	16,098
20,056	Applied Optoelectronics Inc.*	227,636
458	Aviat Networks Inc.*	12,572
24,694	Calix Inc.*	919,604
49,300	Ciena Corp.*	2,842,145
426	Clearfield Inc.*	15,890
7,895	CommScope Holding Co., Inc.*	30,475
1,322	Digi International Inc.*	38,946
4,439	Extreme Networks Inc.*	69,914
9,939	F5 Inc.*	2,019,108
4,005	Harmonic Inc.*	57,872
7,772	Infinera Corp.*(a)	48,886
11,983	Juniper Networks Inc.	465,899
15,486	Lumentum Holdings Inc.*	892,148
997	NETGEAR Inc.*	16,181
2,308	NetScout Systems Inc.*	49,576
233,804	Ribbon Communications Inc.*	797,272
153	Ubiquiti Inc.	29,609
73,798	ViaSat Inc.*	1,158,629
50,639	Viavi Solutions Inc.*	436,002

	Total Communications Equipment	10,144,462

Electronic Equipment, Instruments & Components — 3.0%
742	908 Devices Inc.*	2,931
1,374	Advanced Energy Industries Inc.	145,768
794	Aeva Technologies Inc.*	2,620
3,752	Arlo Technologies Inc.*	44,049
2,022	Arrow Electronics Inc.*	273,132
19,358	Avnet Inc.	1,068,174
1,083	Badger Meter Inc.	224,116
83	Bel Fuse Inc., Class A Shares	7,151
386	Bel Fuse Inc., Class B Shares	26,182
9,179	Belden Inc.	984,723
1,380	Benchmark Electronics Inc.	58,664
13,110	Celestica Inc.*	667,561
138	Climb Global Solutions Inc.	13,107
6,376	Cognex Corp.	257,463
12,257	Coherent Corp.*	955,433
1,810	Crane NXT Co.	106,338
1,167	CTS Corp.	57,475
1,404	Daktronics Inc.*	20,288
948	ePlus Inc.*	90,970
4,084	Evolv Technologies Holdings Inc.*	16,091
4,996	Fabrinet*	1,217,275
684	FARO Technologies Inc.*	12,312
66,469	Innoviz Technologies Ltd.*(a)	43,803
9,238	Insight Enterprises Inc.*	2,005,293
5,194	IPG Photonics Corp.*	355,114
1,379	Iteris Inc.*	9,722
7,305	Itron Inc.*	746,717

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.1% — (continued)

Electronic Equipment, Instruments & Components — 3.0% — (continued)
4,376	Jabil Inc.	$478,209
906	Kimball Electronics Inc.*	16,716
3,334	Knowles Corp.*	61,512
3,888	Lightwave Logic Inc.*	11,470
910	Littelfuse Inc.	247,702
1,435	Methode Electronics Inc.	14,953
5,919	MicroVision Inc.*(a)	5,612
7,060	Mirion Technologies Inc., Class A Shares*	76,530
1,264	Napco Security Technologies Inc.	58,624
17,557	nLight Inc.*	209,631
1,321	Novanta Inc.*	242,113
5,797	OSI Systems Inc.*	868,796
1,604	Ouster Inc.*	11,372
1,255	PAR Technology Corp.*	67,758
429	PC Connection Inc.	31,351
1,034	Plexus Corp.*	132,466
3,342	Powerfleet Inc.*	16,677
409	Richardson Electronics Ltd.	4,847
689	Rogers Corp.*	73,902
1,972	Sanmina Corp.*	136,817
977	ScanSource Inc.*	49,768
7,000	SmartRent Inc., Class A Shares*	11,900
11,322	TD SYNNEX Corp.	1,374,717
1,175	Teledyne Technologies Inc.*	508,540
3,519	TTM Technologies Inc.*	68,445
4,779	Vishay Intertechnology Inc.	96,297
436	Vishay Precision Group Inc.*	12,038
5,639	Vontier Corp.	197,534

	Total Electronic Equipment, Instruments & Components	14,498,769

IT Services — 1.0%
4,297	Amdocs Ltd.	373,710
3,589	Applied Digital Corp.*(a)	13,100
1,727	ASGN Inc.*	166,068
1,475	Backblaze Inc., Class A Shares*	9,012
2,871	BigBear.ai Holdings Inc.*(a)	4,565
2,700	BigCommerce Holdings Inc.*	15,822
6,554	Core Scientific Inc.*	67,637
1,382	Couchbase Inc.*	27,115
2,433	DigitalOcean Holdings Inc.*	91,067
6,946	DXC Technology Co.*	143,574
4,444	Fastly Inc., Class A Shares*	26,753
1,565	Globant SA*	316,506
2,238	Grid Dynamics Holdings Inc.*	31,153
959	Hackett Group Inc. (The)	25,413
1,768	Information Services Group Inc.	6,188
79,437	Kyndryl Holdings Inc.*	1,881,863
1,290	Perficient Inc.*	96,969
1,997	Rackspace Technology Inc.*	4,593
2,258	Squarespace Inc., Class A Shares*	102,694
3,012	Thoughtworks Holding Inc.*	13,102
342	Tucows Inc., Class A Shares*	7,322
80,515	Unisys Corp.*	445,248
4,730	Wix.com Ltd.*	788,113

	Total IT Services	4,657,587

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.1% — (continued)

Semiconductors & Semiconductor Equipment — 3.1%
1,976	ACM Research Inc., Class A Shares*	$35,647
940	Aehr Test Systems*	14,297
2,764	Allegro MicroSystems Inc.*	67,801
906	Alpha & Omega Semiconductor Ltd.*	37,880
1,437	Ambarella Inc.*	85,789
31,478	Amkor Technology Inc.	1,035,626
822	Astera Labs Inc.*(a)	35,395
1,203	Axcelis Technologies Inc.*	131,524
12,082	CEVA Inc.*	289,243
1,989	Cirrus Logic Inc.*	289,777
1,728	Cohu Inc.*	46,501
15,890	Credo Technology Group Holding Ltd.*	554,720
1,677	Diodes Inc.*	116,870
1,101	Everspin Technologies Inc.*	6,133
15,973	FormFactor Inc.*	779,003
15,234	Ichor Holdings Ltd.*	472,254
832	Impinj Inc.*	139,859
47,006	indie Semiconductor Inc., Class A Shares*	195,075
2,054	Kulicke & Soffa Industries Inc.	89,986
5,054	Lattice Semiconductor Corp.*	239,357
13,193	MACOM Technology Solutions Holdings Inc.*	1,441,071
2,761	MaxLinear Inc., Class A Shares*	41,912
2,489	MKS Instruments Inc.	296,764
4,723	Navitas Semiconductor Corp., Class A Shares*	14,263
4,440	Nova Ltd.*	992,562
165	NVE Corp.	13,819
1,823	Onto Innovation Inc.*	388,700
1,170	PDF Solutions Inc.*	36,914
2,230	Photronics Inc.*	57,668
2,059	Power Integrations Inc.	138,159
3,585	Qorvo Inc.*	415,466
628	QuickLogic Corp.*	5,275
39,199	Rambus Inc.*	1,752,979
7,204	Rigetti Computing Inc.*	6,602
15,666	Semtech Corp.*	686,484
1,184	Silicon Laboratories Inc.*	140,150
679	SiTime Corp.*	98,224
528	SkyWater Technology Inc.*	4,736
2,065	SMART Global Holdings Inc.*	42,787
10,808	Synaptics Inc.*	879,987
1,561	Ultra Clean Holdings Inc.*	58,850
1,728	Universal Display Corp.	334,748
55,402	Veeco Instruments Inc.*	1,966,217
38,542	Wolfspeed Inc.*	375,785

	Total Semiconductors & Semiconductor Equipment	14,852,859

Software — 5.7%
4,737	8x8 Inc.*	8,906
2,712	A10 Networks Inc.	37,344
22,996	ACI Worldwide Inc.*	1,158,079
51,432	Adeia Inc.	648,043
832	Agilysys Inc.*	94,099
1,817	Alarm.com Holdings Inc.*	108,184
1,579	Alkami Technology Inc.*	52,644
2,107	Altair Engineering Inc., Class A Shares*	190,389

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.1% — (continued)

Software — 5.7% — (continued)
965	American Software Inc., Class A Shares	$11,107
3,137	Amplitude Inc., Class A Shares*	27,637
817	Appfolio Inc., Class A Shares*	189,536
1,532	Appian Corp., Class A Shares*	49,698
996	Arteris Inc.*	8,546
2,903	Asana Inc., Class A Shares*	40,816
993	Aspen Technology Inc.*	232,501
34,016	Aurora Innovation Inc., Class A Shares*	158,855
4,835	AvePoint Inc.*	55,844
5,256	Bentley Systems Inc., Class B Shares	270,526
3,831	BILL Holdings Inc.*	209,019
4,799	Bit Digital Inc.*	15,453
1,553	Blackbaud Inc.*	129,831
2,155	BlackLine Inc.*	106,780
8,582	Blend Labs Inc., Class A Shares*	31,496
19,019	Box Inc., Class A Shares*	620,019
1,893	Braze Inc., Class A Shares*	84,769
2,932	C3.ai Inc., Class A Shares*	68,433
119,876	CCC Intelligent Solutions Holdings Inc.*	1,292,263
1,428	Cerence Inc.*	4,712
6,348	Cipher Mining Inc.*	22,281
8,178	Cleanspark Inc.*	87,423
3,341	Clear Secure Inc., Class A Shares	101,533
5,147	Clearwater Analytics Holdings Inc., Class A Shares*	127,543
83,815	Cognyte Software Ltd.*	642,023
8,053	CommVault Systems Inc.*	1,251,436
8,988	Confluent Inc., Class A Shares*	190,725
750	Consensus Cloud Solutions Inc.*	18,068
934	CS Disco Inc.*	5,165
41	Daily Journal Corp.*	20,382
294	Dave Inc.*	11,054
621	Digimarc Corp.*	17,816
3,618	Digital Turbine Inc.*	11,650
2,206	Dolby Laboratories Inc., Class A Shares	157,420
1,305	Domo Inc., Class B Shares*	9,748
5,417	DoubleVerify Holdings Inc.*	106,715
9,225	Dropbox Inc., Class A Shares*	231,917
5,927	D-Wave Quantum Inc.*	5,986
34,221	Dynatrace Inc.*	1,732,267
5,732	E2open Parent Holdings Inc.*	25,679
816	eGain Corp.*	5,851
3,026	Elastic NV*	230,551
1,989	Enfusion Inc., Class A Shares*	16,489
1,579	Envestnet Inc.*	99,082
685	EverCommerce Inc.*	7,336
2,761	Five9 Inc.*	89,042
7,513	Freshworks Inc., Class A Shares*	87,752
58,346	Gen Digital Inc.	1,543,835
4,408	Gitlab Inc., Class A Shares*	208,939
3,048	Guidewire Software Inc.*	453,451
3,620	HashiCorp Inc., Class A Shares*	122,863
2,947	Hut 8 Corp.*(a)	29,794
1,036	iLearningEngines Holdings Inc.*	1,440
2,401	Informatica Inc., Class A Shares*	59,809

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.1% — (continued)

Software — 5.7% — (continued)
836	Instructure Holdings Inc.*	$19,587
1,442	Intapp Inc.*	66,620
967	InterDigital Inc.	133,988
2,598	Jamf Holding Corp.*	48,063
3,036	Kaltura Inc.*	4,129
80,260	Lightspeed Commerce Inc.*(a)	1,033,749
2,470	LiveRamp Holdings Inc.*	64,022
2,271	Manhattan Associates Inc.*	600,521
10,087	Marathon Digital Holdings Inc.*	168,453
9,476	Matterport Inc.*	42,926
971	MeridianLink Inc.*	22,168
1,693	Mitek Systems Inc.*	15,779
2,392	N-able Inc.*	30,761
3,069	nCino Inc.*	91,947
5,425	NCR Voyix Corp.*	73,183
2,530	NextNav Inc.*	19,405
9,054	Nutanix Inc., Class A Shares*	572,122
3,960	Olo Inc., Class A Shares*	20,790
1,099	ON24 Inc.*	7,089
26,085	OneSpan Inc.*	420,490
14,740	Onestream Inc., Class A Shares*	456,940
702	Ooma Inc.*	7,301
1,478	Pagaya Technologies Ltd., Class A Shares*	22,259
3,134	PagerDuty Inc.*	61,991
1,588	Pegasystems Inc.	112,557
4,648	Porch Group Inc.*	6,693
2,077	PowerSchool Holdings Inc., Class A Shares*	47,169
19,009	Procore Technologies Inc.*	1,126,663
1,553	Progress Software Corp.	90,307
1,778	PROS Holdings Inc.*	35,791
2,197	Q2 Holdings Inc.*	163,039
1,376	Qualys Inc.*	172,234
15,923	Radware Ltd.*	347,121
2,328	Rapid7 Inc.*	88,022
472	Red Violet Inc.*	13,641
4,614	Rekor Systems Inc.*	5,768
440	ReposiTrak Inc.	8,558
1,777	Rimini Street Inc.*	3,128
2,987	RingCentral Inc., Class A Shares*	99,557
10,007	Riot Platforms Inc.*	75,353
37,270	Samsara Inc., Class A Shares*	1,530,679
1,094	Sapiens International Corp. NV	39,811
1,551	SEMrush Holdings Inc., Class A Shares*	21,311
8,646	SentinelOne Inc., Class A Shares*	203,700
38,428	Smartsheet Inc., Class A Shares*	1,875,286
2,185	SolarWinds Corp.	27,946
10,516	SoundHound AI Inc., Class A Shares*(a)	51,423
355	SoundThinking Inc.*	5,006
3,830	Sprinklr Inc., Class A Shares*	34,355
1,917	Sprout Social Inc., Class A Shares*	59,619
1,369	SPS Commerce Inc.*	273,444
2,026	Telos Corp.*	7,395
4,361	Tenable Holdings Inc.*	180,022
3,497	Teradata Corp.*	98,755
8,459	Terawulf Inc.*	36,881

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.1% — (continued)

Software — 5.7% — (continued)
27,763	UiPath Inc., Class A Shares*	$357,587
11,056	Unity Software Inc.*	180,987
10,822	Varonis Systems Inc., Class B Shares*	612,525
21,707	Verint Systems Inc.*	684,856
2,011	Vertex Inc., Class A Shares*	77,806
490	Viant Technology Inc., Class A Shares*	5,454
1,125	Weave Communications Inc.*	12,690
6,797	WM Technology Inc.*	6,725
1,884	Workiva Inc., Class A Shares*	147,272
40,152	Xperi Inc.*	354,141
4,069	Yext Inc.*	20,711
6,111	Zeta Global Holdings Corp., Class A Shares*	161,392
4,703	Zuora Inc., Class A Shares*	41,339

	Total Software	27,147,596

Technology Hardware, Storage & Peripherals — 0.2%
855	CompoSecure Inc., Class A Shares	10,029
1,437	Corsair Gaming Inc.*	10,016
236	CPI Card Group Inc.*	6,759
967	Diebold Nixdorf Inc.*	43,341
1,829	Eastman Kodak Co.*	9,657
884	Immersion Corp.	8,310
7,315	IonQ Inc.*(a)	54,277
10,786	Pure Storage Inc., Class A Shares*	553,214
15,327	Quantum Corp.*	47,207
602	Turtle Beach Corp.*	9,403
4,412	Xerox Holdings Corp.	49,988

	Total Technology Hardware, Storage & Peripherals	802,201

	TOTAL INFORMATION TECHNOLOGY	72,103,474

MATERIALS — 4.6%

Chemicals — 2.1%
900	AdvanSix Inc.	26,604
1,145	American Vanguard Corp.	6,572
39,960	Arcadium Lithium PLC*	108,292
1,211	Arq Inc.*	8,259
1,859	Ashland Inc.	166,380
2,111	ASP Isotopes Inc.*	5,003
2,013	Aspen Aerogels Inc.*	57,753
62,319	Avient Corp.	3,061,732
57,350	Axalta Coating Systems Ltd.*	2,093,275
1,172	Balchem Corp.	207,479
2,018	Cabot Corp.	212,112
5,647	Chemours Co. (The)	109,778
310	Core Molding Technologies Inc.*	5,533
4,203	Ecovyst Inc.*	30,178
45,733	Element Solutions Inc.	1,222,900
4,627	FMC Corp.	298,812
683	Hawkins Inc.	86,516
2,025	HB Fuller Co.	173,461
6,007	Huntsman Corp.	132,454
1,334	Ingevity Corp.*	52,733
918	Innospec Inc.	105,809
517	Intrepid Potash Inc.*	12,760
688	Koppers Holdings Inc.	27,231

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.6% — (continued)

Chemicals — 2.1% — (continued)
772	Kronos Worldwide Inc.	$8,924
1,941	LSB Industries Inc.*	15,392
1,886	Mativ Holdings Inc.	35,759
1,210	Minerals Technologies Inc.	93,291
11,926	Mosaic Co. (The)	340,726
250	NewMarket Corp.	143,442
411	Northern Technologies International Corp.	5,401
4,485	Olin Corp.	195,860
2,044	Orion SA	38,121
4,991	Perimeter Solutions SA*	58,445
4,506	PureCycle Technologies Inc.*(a)	27,487
526	Quaker Chemical Corp.	89,036
2,153	Rayonier Advanced Materials Inc.*	17,181
4,742	RPM International Inc.	551,257
1,601	Scotts Miracle-Gro Co. (The)	113,639
1,567	Sensient Technologies Corp.	121,975
810	Stepan Co.	62,880
4,503	Tronox Holdings PLC	62,727
115	Valhi Inc.	3,359

	Total Chemicals	10,196,528

Construction Materials — 0.1%
1,269	Eagle Materials Inc.	327,085
2,113	Knife River Corp.*	166,652
232	Smith-Midland Corp.*	8,053
4,472	Summit Materials Inc., Class A Shares*	181,116
390	United States Lime & Minerals Inc.	31,874

	Total Construction Materials	714,780

Containers & Packaging — 1.3%
2,456	AptarGroup Inc.	376,235
4,616	Ardagh Metal Packaging SA	16,525
9,890	Avery Dennison Corp.	2,194,096
14,729	Berry Global Group Inc.	1,014,239
4,352	Crown Holdings Inc.	393,464
11,331	Graphic Packaging Holding Co.	339,137
940	Greif Inc., Class A Shares	58,769
197	Greif Inc., Class B Shares	13,278
1,358	Myers Industries Inc.	20,764
5,453	O-I Glass Inc.*	69,198
3,308	Packaging Corp. of America	693,158
1,500	Pactiv Evergreen Inc.	17,700
1,487	Ranpak Holdings Corp., Class A Shares*	10,543
5,106	Sealed Air Corp.	178,455
3,047	Silgan Holdings Inc.	159,267
9,547	Smurfit WestRock PLC	452,719
3,666	Sonoco Products Co.	207,385
1,594	TriMas Corp.	40,663

	Total Containers & Packaging	6,255,595

Metals & Mining — 1.0%
9,364	Alcoa Corp.	300,584
413	Alpha Metallurgical Resources Inc.	98,769
641	Arch Resources Inc.	87,452
4,572	ATI Inc.*	292,059
445	Caledonia Mining Corp. PLC	5,776

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.6% — (continued)

Metals & Mining — 1.0% — (continued)
1,731	Carpenter Technology Corp.	$250,597
2,063	Century Aluminum Co.*	29,625
78,563	Cleveland-Cliffs Inc.*	1,026,033
14,565	Coeur Mining Inc.*	89,429
4,303	Commercial Metals Co.	230,598
1,279	Compass Minerals International Inc.	11,294
4,874	Constellium SE, Class A Shares*	81,737
280	Contango ORE Inc.*	6,026
562	Critical Metals Corp.*	4,710
2,810	Dakota Gold Corp.*	6,519
429	Haynes International Inc.	25,800
21,608	Hecla Mining Co.	128,135
6,041	i-80 Gold Corp.*	6,403
3,026	Ivanhoe Electric Inc.*	21,364
602	Kaiser Aluminum Corp.	44,879
1,234	Lifezone Metals Ltd.*(a)	7,601
721	Materion Corp.	83,665
1,617	Metallus Inc.*	26,292
1,903	Metals Acquisition Ltd., Class A Shares*	21,371
4,832	MP Materials Corp.*(a)	62,333
8,864	Novagold Resources Inc.*	37,672
372	Olympic Steel Inc.	14,917
1,578	Perpetua Resources Corp.*	14,044
611	Piedmont Lithium Inc.*	5,035
932	Radius Recycling Inc.	14,110
945	Ramaco Resources Inc., Class A Shares	11,520
189	Ramaco Resources Inc., Class B Shares	2,141
2,120	Reliance Inc.	607,698
2,409	Royal Gold Inc.	337,670
1,021	Ryerson Holding Corp.	20,440
7,730	SSR Mining Inc.	40,119
2,890	SunCoke Energy Inc.	25,894
1,116	Tredegar Corp.*	6,841
8,341	United States Steel Corp.	316,207
308	Universal Stainless & Alloy Products Inc.*	12,973
1,900	Warrior Met Coal Inc.	116,489
1,114	Worthington Steel Inc.	39,436

	Total Metals & Mining	4,572,257

Paper & Forest Products — 0.1%
630	Clearwater Paper Corp.*	20,960
2,384	Louisiana-Pacific Corp.	231,367
1,860	Resolute Forest Products Inc.*(f)	2,939
1,350	Sylvamo Corp.	106,772

	Total Paper & Forest Products	362,038

	TOTAL MATERIALS	22,101,198

REAL ESTATE — 5.1%

Diversified REITs — 0.2%
2,672	Alexander & Baldwin Inc.	52,879
375	Alpine Income Property Trust Inc.	7,140
1,805	American Assets Trust Inc.	49,186
2,298	Armada Hoffler Properties Inc.	28,288
35,955	Broadstone Net Lease Inc., Class A Shares	657,977
723	CTO Realty Growth Inc.	13,752

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.1% — (continued)

Diversified REITs — 0.2% — (continued)
5,185	Empire State Realty Trust Inc., Class A Shares	$55,946
6,411	Essential Properties Realty Trust Inc.	204,575
1,504	Gladstone Commercial Corp.	22,996
7,142	Global Net Lease Inc.	61,564
1,005	NexPoint Diversified Real Estate Trust(b)	5,930
539	One Liberty Properties Inc.	14,418

	Total Diversified REITs	1,174,651

Health Care REITs — 0.3%
2,383	American Healthcare REIT Inc.	49,876
5,005	CareTrust REIT Inc.	149,549
927	Community Healthcare Trust Inc.	17,363
8,279	Diversified Healthcare Trust	28,811
2,614	Global Medical REIT Inc.	24,336
14,109	Healthcare Realty Trust Inc., Class A Shares	251,140
1,529	LTC Properties Inc.	56,160
22,691	Medical Properties Trust Inc.(a)	102,110
1,578	National Health Investors Inc.	128,497
9,064	Omega Healthcare Investors Inc.	358,391
8,714	Sabra Health Care REIT Inc.	148,487
455	Universal Health Realty Income Trust	20,429

	Total Health Care REITs	1,335,149

Hotel & Resort REITs — 0.5%
8,492	Apple Hospitality REIT Inc.	122,624
3,087	Braemar Hotels & Resorts Inc.	9,600
1,734	Chatham Lodging Trust	14,843
7,782	DiamondRock Hospitality Co.	68,404
26,016	Host Hotels & Resorts Inc.	460,483
7,922	Park Hotels & Resorts Inc.	121,048
4,268	Pebblebrook Hotel Trust	56,764
5,556	RLJ Lodging Trust	52,782
10,097	Ryman Hospitality Properties Inc.	1,049,684
6,311	Service Properties Trust	29,599
4,049	Summit Hotel Properties Inc.	27,493
7,732	Sunstone Hotel Investors Inc.	80,645
3,807	Xenia Hotels & Resorts Inc.	54,212

	Total Hotel & Resort REITs	2,148,181

Industrial REITs — 1.1%
10,526	Americold Realty Trust Inc.	305,254
1,753	EastGroup Properties Inc.	326,759
17,821	First Industrial Realty Trust Inc.	1,010,985
2,292	Industrial Logistics Properties Trust	11,345
1,055	Innovative Industrial Properties Inc., Class A Shares	131,116
10,739	LXP Industrial Trust	111,256
1,693	Plymouth Industrial REIT Inc.	40,531
7,947	Rexford Industrial Realty Inc.	404,661
66,166	STAG Industrial Inc.	2,685,016
3,463	Terreno Realty Corp.	239,086

	Total Industrial REITs	5,266,009

Office REITs — 0.4%
6,768	Brandywine Realty Trust	35,397
5,860	BXP Inc.	440,789
1,288	City Office REIT Inc.	7,573

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.1% — (continued)

Office REITs — 0.4% — (continued)
4,197	COPT Defense Properties	$125,029
5,675	Cousins Properties Inc.	161,794
6,007	Douglas Emmett Inc.	96,112
3,367	Easterly Government Properties Inc., Class A Shares	44,175
3,693	Equity Commonwealth*	74,857
4,278	Franklin Street Properties Corp.	7,786
3,982	Highwoods Properties Inc.	128,300
5,116	Hudson Pacific Properties Inc.	26,347
3,198	JBG SMITH Properties	55,645
4,403	Kilroy Realty Corp.	159,697
540	NET Lease Office Properties	16,367
2,327	Orion Office REIT Inc.	9,541
5,836	Paramount Group Inc.	29,472
1,310	Peakstone Realty Trust	17,475
4,416	Piedmont Office Realty Trust Inc., Class A Shares	43,100
905	Postal Realty Trust Inc., Class A Shares	13,114
2,454	SL Green Realty Corp.	163,535
6,642	Vornado Realty Trust	228,286

	Total Office REITs	1,884,391

Real Estate Management & Development — 0.7%
4,266	Anywhere Real Estate Inc.*	20,861
13,510	Compass Inc., Class A Shares*	69,306
5,997	Cushman & Wakefield PLC*	77,961
5,678	DigitalBridge Group Inc.	70,918
3,223	eXp World Holdings Inc.(a)	37,903
669	Forestar Group Inc.*	20,699
506	FRP Holdings Inc.*	14,988
1,091	Howard Hughes Holdings Inc.*	82,065
7,728	Jones Lang LaSalle Inc.*	1,972,417
4,535	Kennedy-Wilson Holdings Inc.	50,429
946	Marcus & Millichap Inc.	37,528
426	Maui Land & Pineapple Co., Inc.*	11,080
5,407	Newmark Group Inc., Class A Shares	74,779
21,396	Opendoor Technologies Inc.*	46,001
623	RE/MAX Holdings Inc., Class A Shares*	7,052
3,584	Real Brokerage Inc. (The)*(a)	22,328
3,994	Redfin Corp.*	37,304
448	RMR Group Inc. (The), Class A Shares	11,420
121	Seaport Entertainment Group Inc.*	3,724
1,334	St Joe Co. (The)	79,200
398	Star Holdings*	5,333
298	Stratus Properties Inc.*	7,769
758	Tejon Ranch Co.*	13,561
1,879	Zillow Group Inc., Class A Shares*	100,395
5,781	Zillow Group Inc., Class C Shares*	319,689

	Total Real Estate Management & Development	3,194,710

Residential REITs — 0.6%
12,556	American Homes 4 Rent, Class A Shares	499,352
5,639	Apartment Investment & Management Co., Class A Shares*	52,443
474	BRT Apartments Corp.	9,001
3,870	Camden Property Trust	484,524
544	Centerspace	40,691
586	Clipper Realty Inc.	2,883
3,050	Elme Communities	53,863

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 5.1% — (continued)

Residential REITs — 0.6% — (continued)
6,844	Equity LifeStyle Properties Inc.	$497,627
63,118	Independence Realty Trust Inc.	1,311,592
823	NexPoint Residential Trust Inc.	38,928
2,356	UMH Properties Inc.	45,848
2,844	Veris Residential Inc.	49,884

	Total Residential REITs	3,086,636

Retail REITs — 0.7%
3,606	Acadia Realty Trust	81,171
3,661	Agree Realty Corp.	267,290
77	Alexander’s Inc.	17,645
11,086	Brixmor Property Group Inc.	303,646
968	CBL & Associates Properties Inc.	25,555
3,060	Federal Realty Investment Trust	351,900
1,847	Getty Realty Corp.	58,698
2,496	InvenTrust Properties Corp.	74,081
24,521	Kimco Realty Corp.	570,359
7,964	Kite Realty Group Trust	207,701
8,089	Macerich Co. (The)	129,181
2,529	NETSTREIT Corp.	42,209
6,717	NNN REIT Inc.	315,632
4,457	Phillips Edison & Co., Inc.	164,731
6,826	Regency Centers Corp.	496,182
4,625	Retail Opportunity Investments Corp.	70,716
421	Saul Centers Inc.	17,185
1,804	SITE Centers Corp.	108,871
3,911	Tanger Inc.	119,051
4,521	Urban Edge Properties	95,619
1,631	Whitestone REIT, Class B Shares	21,888

	Total Retail REITs	3,539,311

Specialized REITs — 0.6%
20,590	CubeSmart	1,067,180
2,809	EPR Properties	133,343
1,538	Farmland Partners Inc.	15,749
3,420	Four Corners Property Trust Inc.	96,957
9,764	Gaming and Leisure Properties Inc.	507,923
1,177	Gladstone Land Corp.	15,972
3,269	Lamar Advertising Co., Class A Shares	411,175
2,686	National Storage Affiliates Trust	125,544
5,507	Outfront Media Inc.	93,894
2,973	PotlatchDeltic Corp.	129,207
5,473	Rayonier Inc.	168,623
1,925	Safehold Inc.	48,240
8,862	Uniti Group Inc.	38,638

	Total Specialized REITs	2,852,445

	TOTAL REAL ESTATE	24,481,483

UTILITIES — 3.3%

Electric Utilities — 1.2%
13,171	ALLETE Inc.	837,017
571	Genie Energy Ltd., Class B Shares	9,558
4,438	Hawaiian Electric Industries Inc.*	47,620
11,512	IDACORP Inc.	1,173,188
1,295	MGE Energy Inc.	112,283
7,988	NRG Energy Inc.	679,060

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 3.3% — (continued)

Electric Utilities — 1.2% — (continued)
7,518	OGE Energy Corp.	$297,412
1,551	Otter Tail Corp.	131,137
4,248	Pinnacle West Capital Corp.	371,785
41,187	Portland General Electric Co.	1,981,507
3,347	TXNM Energy Inc.	137,160

	Total Electric Utilities	5,777,727

Gas Utilities — 0.6%
6,682	Atmos Energy Corp.	873,605
4,469	Brookfield Infrastructure Corp., Class A Shares	181,888
813	Chesapeake Utilities Corp.	96,275
3,392	National Fuel Gas Co.	202,706
22,031	New Jersey Resources Corp.	1,020,256
1,335	Northwest Natural Holding Co.	53,694
2,084	ONE Gas Inc.	143,671
281	RGC Resources Inc.	5,971
2,248	Southwest Gas Holdings Inc.	163,475
2,019	Spire Inc.	133,193
7,814	UGI Corp.	194,647

	Total Gas Utilities	3,069,381

Independent Power & Renewable Electricity Producers — 0.9%
2,229	Altus Power Inc., Class A Shares*	6,955
5,002	Brookfield Renewable Corp., Class A Shares(a)	142,507
1,443	Clearway Energy Inc., Class A Shares	38,773
2,895	Clearway Energy Inc., Class C Shares	83,839
2,632	Montauk Renewables Inc.*	12,344
25,068	Ormat Technologies Inc.	1,868,318
4,311	Sunnova Energy International Inc.*	47,895
24,698	Vistra Corp.	2,109,950

	Total Independent Power & Renewable Electricity Producers	4,310,581

Multi-Utilities — 0.4%
2,894	Avista Corp.	111,824
2,573	Black Hills Corp.	152,116
16,961	NiSource Inc.	560,731
17,926	Northwestern Energy Group Inc.	974,995
581	Unitil Corp.	35,034

	Total Multi-Utilities	1,834,700

Water Utilities — 0.2%
1,363	American States Water Co.	110,975
1,459	Cadiz Inc.*	4,917
2,126	California Water Service Group	117,632
513	Consolidated Water Co., Ltd.	14,241
9,344	Essential Utilities Inc.	364,323
619	Global Water Resources Inc.	7,855
667	Middlesex Water Co.	42,028
734	Pure Cycle Corp.*	7,817
1,176	SJW Group	69,372
373	York Water Co. (The)	14,539

	Total Water Utilities	753,699

	TOTAL UTILITIES	15,746,088

	TOTAL COMMON STOCKS (Cost — $346,821,595)	467,503,134

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

Shares/Units			Security	Value

WARRANTS — 0.0%@

HEALTH CARE — 0.0%@

Health Care Equipment & Supplies — 0.0%@
			Pulse Biosciences Inc., expires
107			6/26/29*(a)(b)(f)	$409
107			6/27/29*(a)(b)(f)	409

			TOTAL WARRANTS (Cost — $0)	818

Face Amount/Units†		Rating††

CORPORATE BOND & NOTE — 0.1%

Communications Equipment — 0.1%
$702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b) (Cost — $702,000)	727,272

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $347,523,595)	468,231,224

SHORT-TERM INVESTMENTS (d) — 2.6%

MONEY MARKET FUND — 0.8%
3,848,832			Invesco STIT — Government & Agency Portfolio, Institutional Class, 5.106%(e) (Cost — $3,848,832)	3,848,832

TIME DEPOSITS — 1.8%
63,472			ANZ National Bank — London, 4.680% due 9/3/24	63,472
28,579	CAD		BBH — New York, 3.330% due 9/3/24	21,205
871,624			Citibank — New York, 4.680% due 9/3/24	871,624
5,629,276			JPMorgan Chase & Co. — New York, 4.680% due 9/3/24	5,629,276
1,853,505			Skandinaviska Enskilda Banken AB — Stockholm, 4.680% due 9/3/24	1,853,505

			TOTAL TIME DEPOSITS (Cost — $8,439,082)	8,439,082

			TOTAL SHORT-TERM INVESTMENTS (Cost — $12,287,914)	12,287,914

			TOTAL INVESTMENTS — 100.4% (Cost — $359,811,509)	480,519,138

			Liabilities in Excess of Other Assets — (0.4)%	(1,975,223)

			TOTAL NET ASSETS — 100.0%	$478,543,915

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2024, amounts to 0$ and represents 0.0% of net assets.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.8%.
(e)	Represents investments of collateral received from securities lending transactions.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2024, the Fund held Level 3 securities with a value of $0 representing 0.0% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Small-Mid Cap Equity Fund

At August 31, 2024, for Small-Mid Cap Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$369,145,567	$149,581,185	$(38,101,561)	$111,479,624

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	19.7%
Information Technology	15.3
Financials	14.8
Health Care	14.1
Consumer Discretionary	11.4
Real Estate	5.1
Energy	4.9
Materials	4.6
Utilities	3.3
Communication Services	2.6
Consumer Staples	2.4
Short-Term Investments	1.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At August 31, 2024, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	16	9/24	$1,684,933	$1,778,480	$93,547
S&P MidCap 400 E-mini Index Futures	1	9/24	296,847	309,810	12,963

					$106,510

At August 31, 2024, Small-Mid Cap Equity Fund had deposited cash of $134,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:
CAD	— Canadian Dollar

See pages 277-278 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.5%

Australia — 3.9%
52,114	AGL Energy Ltd.	$410,801
32,341	ALS Ltd.	344,564
6,769	Ampol Ltd.	132,885
86,988	ANZ Group Holdings Ltd.	1,796,469
36,161	APA Group	185,714
16,130	Aristocrat Leisure Ltd.	599,597
5,839	ASX Ltd.	241,830
146,260	BHP Group Ltd.	4,053,036
12,902	BlueScope Steel Ltd.	181,394
40,934	Brambles Ltd.	506,580
9,964	CAR Group Ltd.	256,581
64,407	Champion Iron Ltd.	275,245
35,436	Charter Hall Group, REIT	349,655
12,945	Cochlear Ltd.	2,641,820
36,760	Coles Group Ltd.	468,139
48,210	Commonwealth Bank of Australia	4,571,110
15,256	Computershare Ltd.	294,555
32,464	CSL Ltd.	6,771,759
31,087	Dexus, REIT	151,836
41,485	Endeavour Group Ltd.	150,314
49,013	Fortescue Ltd.	603,919
49,001	Goodman Group, REIT	1,114,253
54,632	GPT Group (The), REIT	181,802
70,676	Insurance Australia Group Ltd.	362,501
11,051	JB Hi-Fi Ltd.	594,808
198,546	Karoon Energy Ltd.*	234,126
61,643	Lottery Corp., Ltd. (The)	208,968
10,503	Macquarie Group Ltd.	1,540,469
56,139	Magellan Financial Group Ltd.	364,554
76,916	Medibank Pvt Ltd.	201,678
5,393	Mineral Resources Ltd.	147,483
113,317	Mirvac Group, REIT	156,355
88,651	National Australia Bank Ltd.	2,301,113
33,186	Northern Star Resources Ltd.	341,989
205,392	OceanaGold Corp.	534,911
13,218	Orica Ltd.	159,468
49,388	Origin Energy Ltd.	332,830
36,365	Paladin Energy Ltd.*	243,734
84,447	Pilbara Minerals Ltd.(a)	170,565
1,818	Pro Medicus Ltd.	186,238
21,998	Qantas Airways Ltd.*	100,266
42,932	QBE Insurance Group Ltd.	458,597
310,568	Ramelius Resources Ltd.	465,637
5,201	Ramsay Health Care Ltd.	146,741
1,659	REA Group Ltd.	247,496
5,940	Reece Ltd.	110,531
42,389	Rio Tinto Ltd.	3,199,604
94,386	Santos Ltd.	463,557
151,508	Scentre Group, REIT	354,687
10,946	SEEK Ltd.	171,757
6,607	Seven Group Holdings Ltd.	184,578
13,375	Sonic Healthcare Ltd.	251,068
132,510	South32 Ltd.	281,468
66,608	Stockland, REIT	227,482
35,847	Suncorp Group Ltd.	430,457

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.9% — (continued)
41,215	Super Retail Group Ltd.	$500,370
45,922	Technology One Ltd.	715,138
116,249	Telstra Group Ltd.	309,894
87,393	Transurban Group	804,706
22,591	Treasury Wine Estates Ltd.	174,670
150,673	Ventia Services Group Pty Ltd.	433,121
112,830	Vicinity Ltd., REIT	170,376
6,801	Washington H Soul Pattinson & Co., Ltd.	159,404
32,357	Wesfarmers Ltd.	1,588,990
99,521	Westpac Banking Corp.	2,113,336
4,923	WiseTech Global Ltd.	398,688
55,321	Woodside Energy Group Ltd.	1,018,555
35,329	Woolworths Group Ltd.	854,928

	Total Australia	50,701,750

Austria — 0.3%
57,708	Erste Group Bank AG	3,178,737
4,078	OMV AG	177,905
1,964	Verbund AG	167,579
2,875	Voestalpine AG	70,262

	Total Austria	3,594,483

Belgium — 0.9%
4,471	Ageas SA/NV	230,868
107,809	Anheuser-Busch InBev SA/NV	6,621,818
686	D’ieteren Group	166,893
933	Elia Group SA/NV	102,327
2,768	Groupe Bruxelles Lambert NV	214,423
6,547	KBC Group NV	510,110
12	Lotus Bakeries NV	151,001
482	Sofina SA	117,868
2,252	Syensqo SA	186,263
18,777	UCB SA	3,408,640
4,781	Warehouses de Pauw CVA, REIT	128,015

	Total Belgium	11,838,226

Brazil — 0.1%
455,803	Banco Bradesco SA, ADR	1,267,132
44,352	NU Holdings Ltd., Class A Shares*	663,950

	Total Brazil	1,931,082

Canada — 2.1%
44,970	Alamos Gold Inc., Class A Shares	866,867
92,135	Alimentation Couche-Tard Inc.	5,259,095
8,337	AtkinsRealis Group Inc.	326,490
11,710	Boardwalk Real Estate Investment Trust, Class Trust Un Shares(a)	749,822
7,344	Bombardier Inc., Class B Shares*	504,367
17,069	Boralex Inc., Class A Shares	408,694
30,300	Canadian National Railway Co.	3,569,903
57,462	Canadian Pacific Kansas City Ltd.	4,769,634
25,732	Celestica Inc.*	1,310,132
22,848	CI Financial Corp.	295,655
5,939	Docebo Inc.*	255,142
74,428	Dundee Precious Metals Inc.	725,090
21,804	Eldorado Gold Corp.*	376,464
6,914	EQB Inc.	489,302
23,597	Finning International Inc.	700,338
94,342	Headwater Exploration Inc.	479,498

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Canada — 2.1% — (continued)
26,335	IMAX Corp.*	$558,039
7,866	Linamar Corp.	368,860
1,506	lululemon athletica Inc.*	390,762
52,020	Lundin Mining Corp.	539,595
18,647	Nutrien Ltd.	903,053
43,501	NuVista Energy Ltd.*	412,174
38,964	Secure Energy Services Inc.	358,778
9,060	Stella-Jones Inc.	623,831
17,018	Toronto-Dominion Bank (The)	1,019,628
31,039	Vermilion Energy Inc.	319,429
59,151	Whitecap Resources Inc.(a)	450,298

	Total Canada	27,030,940

Chile — 0.1%
48,678	Antofagasta PLC	1,193,075

China — 0.5%
25,000	Contemporary Amperex Technology Co., Ltd., Class A Shares	648,867
332,500	Li Ning Co., Ltd.	620,782
89,900	Tencent Holdings Ltd.	4,345,022
32,220	Tencent Music Entertainment Group, ADR	336,377

	Total China	5,951,048

Denmark — 3.3%
61	AP Moller — Maersk AS, Class A Shares	88,796
165	AP Moller — Maersk AS, Class B Shares	246,550
2,563	Ascendis Pharma AS, ADR*	354,847
13,419	Bavarian Nordic AS*	528,218
2,767	Carlsberg AS, Class B Shares	325,633
33,483	Coloplast AS, Class B Shares(a)	4,567,877
19,541	Danske Bank AS	610,432
3,329	Demant AS*	141,369
4,947	DSV AS	887,033
1,807	Genmab AS*	502,376
15,212	ISS AS	281,744
6,750	Jyske Bank AS, Class Registered Shares	542,256
6,871	Netcompany Group AS*(b)	312,057
196,323	Novo Nordisk AS, Class B Shares	27,337,582
10,169	Novonesis (Novozymes) B, Class B Shares	706,828
5,554	Orsted AS*(b)	321,816
6,329	Pandora AS	1,111,472
1,498	Rockwool AS, Class B Shares	651,934
9,946	Tryg AS	222,139
116,196	Vestas Wind Systems AS*	2,679,512
1,829	Zealand Pharma AS*	240,294

	Total Denmark	42,660,765

Finland — 0.7%
3,991	Elisa OYJ	199,659
13,998	Fortum OYJ	223,947
8,042	Kesko OYJ, Class B Shares	163,654
76,693	Kone OYJ, Class B Shares	4,144,452
11,096	Konecranes OYJ	779,932
18,599	Metso OYJ	189,667
11,763	Neste OYJ	275,211
154,287	Nokia OYJ	686,358
91,226	Nordea Bank Abp	1,078,148
3,109	Orion OYJ, Class B Shares	165,149
12,859	Sampo OYJ, Class A Shares	574,795
15,939	Stora Enso OYJ, Class R Shares	206,626

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Finland — 0.7% — (continued)
15,959	UPM-Kymmene OYJ	$540,618
10,004	Valmet OYJ	287,196
14,346	Wartsila OYJ Abp	317,819

	Total Finland	9,833,231

France — 11.4%
19,218	Accor SA	809,176
1,072	Aeroports de Paris SA	140,525
57,526	Air Liquide SA	10,735,249
17,169	Airbus SE	2,646,389
518,356	Alstom SA*(a)	10,594,570
101,588	Alstom SA*(a)(b)	2,076,336
1,540	Amundi SA(b)	115,849
9,145	Arkema SA	851,222
148,163	AXA SA	5,637,640
1,239	BioMerieux	143,446
99,368	BNP Paribas SA	6,878,818
21,877	Bollore SE	144,090
5,089	Bouygues SA	182,416
8,878	Bureau Veritas SA	293,027
4,476	Capgemini SE	933,904
174,568	Carrefour SA	2,814,597
70,057	Cie de Saint-Gobain SA	6,129,456
19,765	Cie Generale des Etablissements Michelin SCA	776,282
1,360	Covivio SA, REIT	75,805
29,699	Credit Agricole SA	464,973
79,321	Danone SA	5,507,827
631	Dassault Aviation SA	135,940
99,051	Dassault Systemes SE	3,870,704
7,384	Edenred SE	312,923
8,127	Eiffage SA	852,278
26,712	Elis SA	660,644
52,951	Engie SA	932,713
17,858	EssilorLuxottica SA	4,230,782
1,371	Eurazeo SE	108,130
1,366	Gecina SA, REIT	150,319
10,103	Getlink SE	182,311
2,148	Hermes International SCA	5,153,292
4,350	Ipsen SA	527,730
32,102	Kering SA	9,239,565
29,808	Klepierre SA, REIT	891,927
11,697	La Francaise des Jeux SAEM(b)	477,075
25,864	Legrand SA	2,915,453
16,746	L’Oréal SA	7,345,624
15,566	LVMH Moët Hennessy Louis Vuitton SE	11,676,896
2,269	Nexans SA	293,099
52,481	Orange SA	597,686
5,743	Pernod Ricard SA	818,097
6,421	Publicis Groupe SA	706,045
17,780	Renault SA	844,630
18,347	Rexel SA	463,659
9,851	Safran SA	2,156,951
89,051	Sanofi SA	9,961,386
870	Sartorius Stedim Biotech	178,031
29,426	Schneider Electric SE	7,477,793
711	SEB SA	74,411
20,230	Societe Generale SA	489,048

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

France — 11.4% — (continued)
14,217	Sodexo SA(a)	$1,265,525
2,919	Sopra Steria Group	563,592
17,804	SPIE SA	718,899
18,411	Technip Energies NV	438,379
1,621	Teleperformance SE	178,549
2,721	Thales SA	457,549
135,862	TotalEnergies SE	9,379,470
3,290	Unibail-Rodamco-Westfield, REIT	263,628
31,478	Vallourec SACA*(a)	504,323
20,026	Veolia Environnement SA	663,182
14,244	Vinci SA	1,704,120
846	Virbac SACA	325,172
20,022	Vivendi SE	224,657
144,809	Worldline SA*(b)	1,329,701

	Total France	149,693,485

Germany — 8.1%
22,448	adidas AG	5,742,426
14,250	AIXTRON SE	273,144
28,338	Allianz SE, Class Registered Shares	8,779,839
4,437	Aurubis AG	335,194
25,697	BASF SE	1,302,818
27,697	Bayer AG, Class Registered Shares	856,181
29,247	Bayerische Motoren Werke AG	2,708,323
11,737	Bechtle AG	505,512
12,654	Beiersdorf AG	1,831,446
3,826	Brenntag SE	284,475
1,192	Carl Zeiss Meditec AG	87,193
29,968	Commerzbank AG	443,648
3,376	Continental AG	228,157
5,554	Covestro AG*(b)	340,100
8,893	CTS Eventim AG & Co. KGaA	834,322
14,195	Daimler Truck Holding AG	544,169
5,081	Delivery Hero SE, Class A Shares*(b)	160,336
53,138	Deutsche Bank AG, Class Registered Shares	864,098
5,483	Deutsche Boerse AG	1,230,298
17,402	Deutsche Lufthansa AG, Class Registered Shares	113,310
29,173	Deutsche Post AG	1,267,455
302,098	Deutsche Telekom AG, Class Registered Shares	8,577,695
65,031	E.ON SE	921,362
7,319	Evonik Industries AG	162,248
17,378	Freenet AG	506,666
6,051	Fresenius Medical Care AG	233,298
11,979	Fresenius SE & Co. KGaA*	441,729
15,711	GEA Group AG	736,895
4,304	Gerresheimer AG	493,541
1,752	Hannover Rueck SE	496,785
4,027	Heidelberg Materials AG	426,121
3,162	Henkel AG & Co. KGaA	262,762
302,866	Infineon Technologies AG	11,032,607
2,142	Knorr-Bremse AG	176,413
125,932	Lanxess AG	3,554,383
2,092	LEG Immobilien SE	200,924
21,477	Mercedes-Benz Group AG	1,481,029
27,306	Merck KGaA	5,313,838
1,612	MTU Aero Engines AG	481,089
3,933	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,127,481

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.1% — (continued)
1,668	Nemetschek SE	$173,872
20,053	Nordex SE*	318,495
3,134	Puma SE	135,455
159	Rational AG	160,347
1,285	Rheinmetall AG	767,489
101,938	RWE AG	3,678,684
107,566	SAP SE	23,461,941
7,643	Scout24 SE(b)	583,900
37,906	Siemens AG, Class Registered Shares	7,091,552
18,463	Siemens Energy AG*	532,013
8,208	Siemens Healthineers AG(b)	477,196
4,702	SUSS MicroTec SE	301,558
3,883	Symrise AG, Class A Shares	511,384
45,337	TAG Immobilien AG*	743,691
1,873	Talanx AG	161,273
17,096	TeamViewer SE*(b)	236,005
20,957	Vonovia SE	722,723
6,630	Zalando SE*(b)	171,966

	Total Germany	106,588,854

Hong Kong — 2.4%
799,600	AIA Group Ltd.	5,703,416
490,000	BOC Hong Kong Holdings Ltd.	1,543,662
58,500	CK Asset Holdings Ltd.	237,006
74,000	CK Hutchison Holdings Ltd.	409,166
16,000	CK Infrastructure Holdings Ltd.	118,484
281,500	CLP Holdings Ltd.	2,520,230
1,458	Futu Holdings Ltd., ADR*	92,670
61,000	Galaxy Entertainment Group Ltd.	237,079
22,800	Hang Seng Bank Ltd.	275,013
44,894	Henderson Land Development Co., Ltd.	140,117
113,000	HKT Trust & HKT Ltd., Class Miscella Shares	143,686
330,380	Hong Kong & China Gas Co., Ltd.	268,201
34,399	Hong Kong Exchanges & Clearing Ltd.	1,054,471
32,700	Hongkong Land Holdings Ltd.	122,654
55,700	Jardine Matheson Holdings Ltd.	2,008,528
116,000	Kerry Properties Ltd.	218,075
361,880	Link REIT	1,706,549
43,500	MTR Corp., Ltd.	153,985
42,500	Power Assets Holdings Ltd.	296,056
1,241,378	Prudential PLC	10,736,549
110,646	Sino Land Co., Ltd.	118,337
44,000	SITC International Holdings Co., Ltd.	103,560
43,500	Sun Hung Kai Properties Ltd.	424,788
13,000	Swire Pacific Ltd., Class A Shares	110,654
106,000	Techtronic Industries Co., Ltd.	1,425,651
372,000	United Laboratories International Holdings Ltd. (The)	426,269
242,000	WH Group Ltd.(b)	175,903
27,000	Wharf Holdings Ltd. (The)	70,998
46,000	Wharf Real Estate Investment Co., Ltd.	134,202

	Total Hong Kong	30,975,959

Indonesia — 0.1%
1,742,400	Bank Central Asia Tbk PT	1,164,677

Ireland — 1.0%
5,584	AerCap Holdings NV	543,993
46,565	AIB Group PLC	280,686
99,393	Bank of Ireland Group PLC	1,144,826

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Ireland — 1.0% — (continued)
76,991	Dalata Hotel Group PLC	$375,391
6,975	DCC PLC	493,752
136,661	Experian PLC	6,655,041
31,747	Glanbia PLC	563,043
12,317	James Hardie Industries PLC, CDI*	462,704
4,191	Kerry Group PLC, Class A Shares	420,728
12,602	Kingspan Group PLC	1,104,703
13,538	Smurfit WestRock PLC	641,972

	Total Ireland	12,686,839

Isle of Man — 0.0%@
44,349	Playtech PLC*	380,165

Israel — 0.4%
1,382	Azrieli Group Ltd.	93,973
34,660	Bank Hapoalim BM	345,649
41,584	Bank Leumi Le-Israel BM	401,838
10,844	Check Point Software Technologies Ltd.*	2,087,470
1,233	CyberArk Software Ltd.*	353,550
877	Elbit Systems Ltd.	180,039
2,737	Global E-Online Ltd.*	94,208
23,553	ICL Group Ltd.	107,168
35,275	Israel Discount Bank Ltd., Class A Shares	195,780
4,203	Mizrahi Tefahot Bank Ltd.	160,934
1,040	Monday.com Ltd.*	276,526
1,784	Nice Ltd.*	310,127
32,757	Teva Pharmaceutical Industries Ltd., ADR*	618,125
1,538	Wix.com Ltd.*	256,262

	Total Israel	5,481,649

Italy — 2.9%
3,718	Amplifon SpA	120,280
13,667	Azimut Holding SpA	345,738
150,778	Banco BPM SpA	1,028,127
3,153	Brunello Cucinelli SpA	309,999
18,161	Buzzi SpA	713,547
16,792	Davide Campari-Milano NV	155,214
680	DiaSorin SpA	78,569
1,167,662	Enel SpA	8,882,465
65,290	Eni SpA	1,063,520
10,872	Ferrari NV	5,403,702
147,071	FinecoBank Banca Fineco SpA	2,520,316
29,429	Generali	811,773
10,003	Infrastrutture Wireless Italiane SpA(b)	119,692
416,884	Intesa Sanpaolo SpA	1,742,014
148,762	Iren SpA	322,461
20,245	Iveco Group NV	214,292
22,661	Leonardo SpA	580,482
15,200	Mediobanca Banca di Credito Finanziario SpA	257,778
6,153	Moncler SpA	377,245
18,495	Nexi SpA*(b)	129,612
14,934	Poste Italiane SpA(b)	207,759
7,639	Prysmian SpA	537,271
47,797	Recordati Industria Chimica e Farmaceutica SpA	2,805,185
2,362	Reply SpA	373,401
58,564	Snam SpA	290,668
344,248	Telecom Italia SpA*	91,260
40,179	Terna — Rete Elettrica Nazionale	350,241
191,903	UniCredit SpA	7,974,922

	Total Italy	37,807,533

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.3%
20,400	ABC-Mart Inc.(a)	$417,374
13,800	Adastria Co., Ltd.(a)	341,796
22,300	Advantest Corp.	1,035,722
18,100	Aeon Co., Ltd.	453,284
5,800	AGC Inc.	183,405
5,800	Aisin Corp.	203,408
13,600	Ajinomoto Co., Inc.	522,380
31,300	Amada Co., Ltd.	323,883
5,000	ANA Holdings Inc.	101,106
13,900	Asahi Group Holdings Ltd.	517,886
37,500	Asahi Kasei Corp.	266,197
48,600	Asics Corp.	967,559
51,800	Astellas Pharma Inc.	645,481
17,000	Bandai Namco Holdings Inc.	365,559
50,800	Bridgestone Corp.	1,991,758
6,000	Brother Industries Ltd.	112,440
27,100	Canon Inc.	935,773
10,200	Capcom Co., Ltd.	222,850
22,200	Central Japan Railway Co.	515,788
15,800	Chiba Bank Ltd. (The)	133,253
17,500	Chubu Electric Power Co., Inc.	218,669
19,200	Chugai Pharmaceutical Co., Ltd.	974,174
53,000	Citizen Watch Co., Ltd.	342,847
26,800	Concordia Financial Group Ltd.	151,871
31,500	Credit Saison Co., Ltd.	700,202
5,400	Dai Nippon Printing Co., Ltd.	194,877
54,900	Daicel Corp.	493,602
68,100	Daido Steel Co., Ltd.	679,934
10,000	Daifuku Co., Ltd.	193,932
25,900	Dai-ichi Life Holdings Inc.	746,907
53,300	Daiichi Sankyo Co., Ltd.	2,242,073
37,900	Daikin Industries Ltd.	4,823,802
1,700	Daito Trust Construction Co., Ltd.	210,297
16,300	Daiwa House Industry Co., Ltd.	503,132
39,300	Daiwa Securities Group Inc.	293,679
54,300	Denso Corp.	841,458
4,800	Dentsu Group Inc.	147,944
7,400	Dexerials Corp.	331,035
2,700	Disco Corp.	799,685
13,100	DMG Mori Co., Ltd.	315,100
26,200	East Japan Railway Co.	504,873
40,500	Ebara Corp.	553,261
7,700	Eisai Co., Ltd.	321,398
81,550	ENEOS Holdings Inc.	444,090
371,100	FANUC Corp.	10,941,130
5,500	Fast Retailing Co., Ltd.	1,768,144
4,100	Fuji Electric Co., Ltd.	247,467
7,700	Fuji Soft Inc.	469,258
129,200	FUJIFILM Holdings Corp.	3,482,567
35,000	Fujikura Ltd.	1,020,591
338,100	Fujitsu Ltd.	6,082,766
4,000	Fuyo General Lease Co., Ltd.	313,224
15,100	GS Yuasa Corp.	287,143
4,100	Hamamatsu Photonics KK	109,283
7,600	Hankyu Hanshin Holdings Inc.	233,416
400	Hikari Tsushin Inc.	84,488

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.3% — (continued)
3,300	Hitachi Construction Machinery Co., Ltd.	$80,663
266,800	Hitachi Ltd.	6,546,892
43,100	Hitachi Zosen Corp.	285,969
128,800	Honda Motor Co., Ltd.	1,412,073
4,800	Horiba Ltd.	322,304
2,600	Hoshizaki Corp.	84,204
43,000	Hoya Corp.	6,120,967
11,900	Hulic Co., Ltd.	123,290
3,400	Ibiden Co., Ltd.	118,654
27,885	Idemitsu Kosan Co., Ltd.	203,237
44,100	INFRONEER Holdings Inc.	370,520
26,900	Inpex Corp.	403,305
954	Invincible Investment Corp., REIT	422,395
17,900	Isuzu Motors Ltd.	269,951
44,400	ITOCHU Corp.	2,363,159
3,700	Japan Airlines Co., Ltd.	62,423
90,100	Japan Exchange Group Inc.	2,094,939
40,500	Japan Post Bank Co., Ltd.	380,248
55,900	Japan Post Holdings Co., Ltd.	546,626
4,900	Japan Post Insurance Co., Ltd.	92,609
38	Japan Real Estate Investment Corp., REIT	152,827
34,500	Japan Tobacco Inc.	1,000,240
11,100	Jeol Ltd.	502,716
16,600	JFE Holdings Inc.	229,830
11,700	Kajima Corp.	214,725
10,100	Kaneka Corp.	261,955
21,800	Kansai Electric Power Co., Inc. (The)	387,702
13,800	Kao Corp.	620,124
9,900	Kawasaki Kisen Kaisha Ltd.(a)	146,513
110,000	KDDI Corp.	3,704,695
205	KDX Realty Investment Corp., REIT, Class A Shares	227,162
3,700	Keisei Electric Railway Co., Ltd.	117,104
18,100	Keyence Corp.	8,712,897
18,900	Kikkoman Corp.	213,726
15,300	Kinden Corp.	328,524
2,200	Kintetsu Group Holdings Co., Ltd.	51,403
22,200	Kirin Holdings Co., Ltd.	335,674
3,900	Kobe Bussan Co., Ltd.	113,266
36,700	Kokusai Electric Corp.	998,761
27,100	Komatsu Ltd.	754,649
2,700	Konami Group Corp.	242,768
121,900	Kubota Corp.	1,709,940
36,700	Kyocera Corp.	453,349
6,700	Kyowa Kirin Co., Ltd.	152,914
16,700	Kyushu Railway Co.	446,647
2,300	Lasertec Corp.	448,110
72,900	LY Corp.	201,127
12,700	M3 Inc.	122,348
6,300	Makita Corp.	211,682
41,800	Marubeni Corp.	720,469
11,200	MatsukiyoCocokara & Co.	181,236
16,000	Mazda Motor Corp.	135,259
2,800	McDonald’s Holdings Co. Japan Ltd.	123,297
144,600	Mebuki Financial Group Inc.	570,801
7,200	MEIJI Holdings Co., Ltd.	178,952
11,300	MINEBEA MITSUMI Inc.	238,856
113,100	MISUMI Group Inc.	2,145,349

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.3% — (continued)
39,900	Mitsubishi Chemical Group Corp.	$233,585
96,900	Mitsubishi Corp.	2,017,845
54,000	Mitsubishi Electric Corp.	902,018
98,000	Mitsubishi Estate Co., Ltd.	1,689,561
16,100	Mitsubishi Gas Chemical Co., Inc.	299,837
21,300	Mitsubishi HC Capital Inc.	153,909
94,000	Mitsubishi Heavy Industries Ltd.	1,267,137
319,500	Mitsubishi UFJ Financial Group Inc.	3,377,131
73,900	Mitsui & Co., Ltd.	1,605,478
4,000	Mitsui Chemicals Inc.	107,199
74,800	Mitsui Fudosan Co., Ltd.	811,049
10,000	Mitsui OSK Lines Ltd.(a)	361,333
68,690	Mizuho Financial Group Inc.	1,428,221
6,400	MonotaRO Co., Ltd.	101,245
17,300	Morinaga Milk Industry Co., Ltd.	399,054
147,600	MS&AD Insurance Group Holdings Inc.	3,394,871
300,500	Murata Manufacturing Co., Ltd.	6,290,448
7,300	NEC Corp.	649,788
21,000	NET One Systems Co., Ltd.	489,221
9,500	Nexon Co., Ltd.	187,133
11,500	Nidec Corp.	471,854
59,100	Nintendo Co., Ltd.	3,245,165
60	Nippon Accommodations Fund Inc., REIT, Class A Shares	271,133
44	Nippon Building Fund Inc., REIT	197,841
11,900	Nippon Electric Glass Co., Ltd.	283,888
25,800	Nippon Paint Holdings Co., Ltd.	162,745
66	Nippon Prologis REIT Inc.	116,427
4,300	Nippon Sanso Holdings Corp.	147,987
24,300	Nippon Steel Corp.(a)	553,222
836,800	Nippon Telegraph & Telephone Corp.	894,541
13,400	Nippon Yusen KK(a)	486,991
61,900	Nissan Motor Co., Ltd.(a)	181,908
5,200	Nissin Foods Holdings Co., Ltd.	135,491
83,200	Nissui Corp.	526,794
17,600	Nitori Holdings Co., Ltd.	2,613,248
8,300	Nitto Boseki Co., Ltd.	331,611
4,400	Nitto Denko Corp.	369,067
84,200	Nomura Holdings Inc.	495,519
4,000	Nomura Real Estate Holdings Inc.	115,095
10,980	Nomura Research Institute Ltd.	370,698
18,500	NTT Data Group Corp.	282,167
18,300	Obayashi Corp.	235,497
23,800	Obic Co., Ltd.	4,127,344
34,500	Olympus Corp.	631,136
5,500	Omron Corp.	228,512
10,900	Ono Pharmaceutical Co., Ltd.	161,212
1,100	Oracle Corp. Japan	99,429
31,400	Oriental Land Co., Ltd.	856,151
33,100	ORIX Corp.	831,041
10,400	Osaka Gas Co., Ltd.	256,514
6,800	Otsuka Corp.	161,571
12,000	Otsuka Holdings Co., Ltd.	705,590
11,600	Pan Pacific International Holdings Corp.	296,216
66,500	Panasonic Holdings Corp.	560,045
33,500	Park24 Co., Ltd.*	403,053
45,300	Rakuten Group Inc.	323,166
72,000	Recruit Holdings Co., Ltd.	4,497,052

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.3% — (continued)
507,700	Renesas Electronics Corp.	$8,854,403
70,000	Rengo Co., Ltd.	483,733
60,200	Resona Holdings Inc.	427,459
19,800	Resorttrust Inc.	376,903
13,600	Ricoh Co., Ltd.	143,250
8,800	Rohm Co., Ltd.	111,385
80,800	Round One Corp.	493,105
46,400	Sankyo Co., Ltd.	669,886
8,800	Sankyu Inc.	288,205
48,500	Santen Pharmaceutical Co., Ltd.	624,352
34,100	Sanwa Holdings Corp.	779,396
9,700	Sawai Group Holdings Co., Ltd.	412,815
7,900	SBI Holdings Inc.	194,440
2,400	SCREEN Holdings Co., Ltd.	181,466
3,900	SCSK Corp.	78,394
5,900	Secom Co., Ltd.	430,762
8,200	Seiko Epson Corp.	151,751
33,000	Sekisui Chemical Co., Ltd.	503,585
17,400	Sekisui House Ltd.	446,828
376,400	Seven & i Holdings Co., Ltd.(a)	5,429,127
7,200	SG Holdings Co., Ltd.	78,408
67,400	Shimadzu Corp.	2,250,522
7,700	Shimano Inc.	1,450,065
171,200	Shin-Etsu Chemical Co., Ltd.	7,590,238
7,600	Shionogi & Co., Ltd.	355,439
12,300	Shiseido Co., Ltd.	271,914
13,500	Shizuoka Financial Group Inc.	120,641
15,900	SMC Corp.	7,342,513
12,100	Socionext Inc.	271,234
82,200	Softbank Corp.	1,150,043
29,400	SoftBank Group Corp.	1,709,949
26,900	Sompo Holdings Inc.	637,341
68,800	Sony Group Corp.	6,722,880
17,400	Subaru Corp.	331,895
10,200	SUMCO Corp.	117,896
13,300	Sumitomo Bakelite Co., Ltd.	356,132
30,400	Sumitomo Corp.	713,937
21,100	Sumitomo Electric Industries Ltd.	350,391
13,900	Sumitomo Forestry Co., Ltd.	585,108
6,700	Sumitomo Metal Mining Co., Ltd.	188,632
102,900	Sumitomo Mitsui Financial Group Inc.	6,831,325
18,300	Sumitomo Mitsui Trust Holdings Inc.	464,413
8,700	Sumitomo Realty & Development Co., Ltd.	298,170
4,100	Suntory Beverage & Food Ltd.	150,591
45,300	Suzuki Motor Corp.	531,483
173,900	Sysmex Corp.	3,374,558
13,600	T&D Holdings Inc.	230,050
4,800	Taisei Corp.	216,772
47,600	Takashimaya Co., Ltd.	366,000
142,354	Takeda Pharmaceutical Co., Ltd.	4,232,389
10,500	Takeuchi Manufacturing Co., Ltd.	311,697
11,200	TDK Corp.	765,470
287,100	Terumo Corp.	5,322,561
6,200	TIS Inc.	155,238
3,000	Toho Co., Ltd.	115,921
35,100	Tohoku Electric Power Co., Inc.	317,974
54,200	Tokio Marine Holdings Inc.	2,069,456

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 19.3% — (continued)
40,500	Tokyo Electric Power Co. Holdings Inc.*	$193,825
12,900	Tokyo Electron Ltd.	2,311,371
10,500	Tokyo Gas Co., Ltd.	262,849
8,000	Tokyo Seimitsu Co., Ltd.	454,056
26,400	Tokyo Tatemono Co., Ltd.	441,502
14,900	Tokyu Corp.	182,373
52,900	Tokyu Fudosan Holdings Corp.	381,658
7,700	TOPPAN Holdings Inc.	232,476
38,200	Toray Industries Inc.	197,841
4,100	TOTO Ltd.	142,388
8,400	Toyo Suisan Kaisha Ltd.	524,435
26,700	Toyo Tire Corp.	394,741
19,300	Toyoda Gosei Co., Ltd.	346,972
21,700	Toyota Industries Corp.	1,716,105
296,000	Toyota Motor Corp.	5,647,076
19,400	Toyota Tsusho Corp.	373,777
3,800	Trend Micro Inc.	228,499
12,100	Tsumura & Co.	333,283
5,400	Ulvac Inc.	304,694
56,500	Unicharm Corp.	1,972,051
11,800	West Japan Railway Co.	225,358
7,300	Yakult Honsha Co., Ltd.	153,863
49,200	Yamaguchi Financial Group Inc.	575,520
21,900	Yamaha Motor Co., Ltd.	191,688
7,200	Yaskawa Electric Corp.(a)	239,906
6,600	Yokogawa Electric Corp.	185,565
2,700	Zensho Holdings Co., Ltd.	140,391
4,100	ZOZO Inc.	130,650

	Total Japan	252,295,634

Jordan — 0.1%
27,014	Hikma Pharmaceuticals PLC	703,557

Luxembourg — 0.3%
163,552	ArcelorMittal SA	3,832,343
3,677	Eurofins Scientific SE	209,933
15,469	Millicom International Cellular SA*	396,307
13,048	Tenaris SA	192,430

	Total Luxembourg	4,631,013

Macau — 0.0%@
278,400	MGM China Holdings Ltd.	375,344
66,800	Sands China Ltd.*	122,317

	Total Macau	497,661

Netherlands — 5.1%
13,799	ABN AMRO Bank NV, Dutch Certificate, GDR(b)	236,726
628	Adyen NV*(b)	928,742
36,865	Aegon Ltd.	225,398
118,224	Akzo Nobel NV	7,576,274
1,675	Argenx SE*	867,425
2,775	ASM International NV	1,890,145
22,256	ASML Holding NV	20,129,980
18,092	ASR Nederland NV	886,207
6,242	BE Semiconductor Industries NV	819,830
8,161	Euronext NV(b)	871,789
2,956	EXOR NV	329,267
15,074	Ferrovial SE	631,904

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Netherlands — 5.1% — (continued)
29,100	Fugro NV	$727,073
3,718	Heineken Holding NV	279,870
27,569	Heineken NV	2,486,093
1,715	IMCD NV	281,183
300,078	ING Groep NV	5,446,227
4,134	JDE Peet’s NV	94,742
27,146	Koninklijke Ahold Delhaize NV	932,520
116,572	Koninklijke KPN NV	475,949
222,262	Koninklijke Philips NV*	6,691,514
7,855	NN Group NV	384,903
3,276	NXP Semiconductors NV	839,835
15,114	OCI NV	477,255
41,039	Prosus NV*	1,529,492
6,498	QIAGEN NV*	298,076
3,064	Randstad NV	147,704
100,580	Stellantis NV	1,690,237
108,939	Universal Music Group NV	2,847,940
31,465	Wolters Kluwer NV	5,367,502

	Total Netherlands	66,391,802

New Zealand — 0.1%
35,093	Auckland International Airport Ltd.	166,443
17,246	Fisher & Paykel Healthcare Corp., Ltd.	384,739
18,172	Mercury NZ Ltd.	71,108
38,099	Meridian Energy Ltd.	151,303
53,388	Spark New Zealand Ltd.	119,718
4,140	Xero Ltd.*.	402,769

	Total New Zealand	1,296,080

Norway — 0.4%
8,395	Aker BP ASA	202,142
119,990	DNB Bank ASA	2,539,541
24,043	Equinor ASA	644,737
6,317	Gjensidige Forsikring ASA	112,041
2,618	Kongsberg Gruppen ASA	277,200
13,214	Mowi ASA	230,249
164,303	Norsk Hydro ASA	921,004
21,624	Orkla ASA	192,333
1,727	Salmar ASA	89,770
18,814	Telenor ASA	233,150
4,669	Yara International ASA	136,077

	Total Norway	5,578,244

Poland — 0.0%@
5,502	InPost SA*	102,052

Portugal — 0.2%
94,542	EDP SA	397,582
13,378	Galp Energia SGPS SA	277,644
79,587	Jeronimo Martins SGPS SA	1,475,956

	Total Portugal	2,151,182

Singapore — 1.2%
1,649,158	CapitaLand Ascendas REIT	3,641,188
146,550	CapitaLand Integrated Commercial Trust, REIT	238,506
73,000	CapitaLand Investment Ltd.	151,868
111,440	DBS Group Holdings Ltd.	3,109,082
293,700	Frasers Logistics & Commercial Trust, REIT	245,620

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Singapore — 1.2% — (continued)
182,700	Genting Singapore Ltd.	$112,954
59,498	Grab Holdings Ltd., Class A Shares*	191,583
39,000	Keppel Ltd.	184,533
97,500	Oversea-Chinese Banking Corp., Ltd.	1,088,911
10,607	Sea Ltd., ADR*.	830,634
170,400	Sembcorp Industries Ltd.	644,154
46,550	Singapore Airlines Ltd.	224,158
23,600	Singapore Exchange Ltd.	196,175
53,300	Singapore Technologies Engineering Ltd.	181,902
219,900	Singapore Telecommunications Ltd.	527,699
149,503	United Overseas Bank Ltd.	3,606,498
54,700	Wilmar International Ltd.	131,691

	Total Singapore	15,307,156

South Africa — 0.0%@
59,241	Investec PLC	451,502

South Korea — 1.5%
15,036	Classys Inc.	565,998
1,802	Dentium Co., Ltd.	107,863
1,502	Hanmi Pharm Co., Ltd.	354,505
3,955	HD Hyundai Electric Co., Ltd.	909,030
6,229	Kolmar Korea Co., Ltd.	304,396
2,045	LEENO Industrial Inc.	301,129
268	LG Innotek Co., Ltd.	56,003
2,188	LIG Nex1 Co., Ltd.	319,285
6,688	LOTTE Fine Chemical Co., Ltd.	243,846
739	NongShim Co., Ltd.	213,665
2,307	PharmaResearch Co., Ltd.	301,837
18,041	Samsung E&A Co., Ltd.*	343,158
240,884	Samsung Electronics Co., Ltd.	13,492,370
3,077	Samsung SDI Co., Ltd.	818,476
6,018	Shinhan Financial Group Co., Ltd.	254,534
12,921	SOLUM Co., Ltd.*	183,200
4,858	SOOP Co., Ltd.	373,440

	Total South Korea	19,142,735

Spain — 2.7%
806	Acciona SA	109,287
37,832	Acerinox SA	398,709
6,240	ACS Actividades de Construccion y Servicios SA	283,616
9,353	Aena SME SA(b)	1,894,472
100,690	Amadeus IT Group SA	6,794,199
385,322	Banco Bilbao Vizcaya Argentaria SA(a)	4,092,082
154,509	Banco de Sabadell SA	332,366
449,306	Banco Santander SA	2,234,937
117,704	Bankinter SA	1,042,339
104,941	CaixaBank SA	634,280
15,045	Cellnex Telecom SA(b)	582,604
13,907	Cia de Distribucion Integral Logista Holdings SA	428,033
10,348	EDP Renovaveis SA	165,613
8,821	Endesa SA	186,222
9,187	Grifols SA*	102,095
334,460	Iberdrola SA	4,747,910
23,957	Indra Sistemas SA	448,868
165,490	Industria de Diseno Textil SA	8,985,374
4,131	Laboratorios Farmaceuticos Rovi SA	363,606
119,148	Mapfre SA	300,659
56,833	Merlin Properties Socimi SA, REIT	697,945
6,811	Redeia Corp. SA	129,672

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Spain — 2.7% — (continued)
35,656	Repsol SA	$492,597
119,277	Telefonica SA	540,133

	Total Spain	35,987,618

Sweden — 2.1%
7,338	AddTech AB, Class B Shares	232,154
17,794	AFRY AB	319,251
8,359	Alfa Laval AB	374,965
28,889	Assa Abloy AB, Class B Shares	932,215
75,316	Atlas Copco AB, Class A Shares	1,368,476
257,829	Atlas Copco AB, Class B Shares	4,129,310
17,023	Avanza Bank Holding AB	403,077
11,734	Axfood AB	312,718
9,650	Beijer Ref AB, Class B Shares	166,323
7,491	Boliden AB	229,546
19,938	Epiroc AB, Class A Shares	384,935
9,471	Epiroc AB, Class B Shares	168,539
11,350	EQT AB	380,131
17,786	Essity AB, Class B Shares	539,995
5,184	Evolution AB(b)	539,693
20,063	Fastighets AB Balder, Class B Shares*	157,536
6,811	Getinge AB, Class B Shares	141,821
16,261	H & M Hennes & Mauritz AB, Class B Shares	257,628
59,287	Hexagon AB, Class B Shares	610,360
2,318	Holmen AB, Class B Shares	94,967
10,691	Husqvarna AB, Class B Shares	72,139
3,371	Industrivarden AB, Class A Shares	121,358
4,509	Industrivarden AB, Class C Shares	162,113
7,668	Indutrade AB	241,425
4,018	Investment AB Latour, Class B Shares	121,532
50,117	Investor AB, Class B Shares	1,493,621
2,332	L E Lundbergforetagen AB, Class B Shares	128,123
6,664	Lifco AB, Class B Shares	223,964
9,406	Loomis AB, Class B Shares	320,221
22,202	NCC AB, Class B Shares	344,009
45,359	Nibe Industrier AB, Class B Shares	224,512
9,336	Saab AB, Class B Shares	220,694
6,611	Sagax AB, Class B Shares	174,505
110,466	Sandvik AB	2,353,911
14,421	Securitas AB, Class B Shares	168,933
44,932	Skandinaviska Enskilda Banken AB, Class A Shares	694,398
9,673	Skanska AB, Class B Shares	195,647
9,547	SKF AB, Class B Shares	181,020
6,030	Spotify Technology SA*	2,067,566
16,329	Svenska Cellulosa AB SCA, Class B Shares	227,971
153,267	Svenska Handelsbanken AB, Class A Shares	1,588,046
24,465	Swedbank AB, Class A Shares	524,569
5,633	Swedish Orphan Biovitrum AB*	175,571
15,713	Tele2 AB, Class B Shares	178,346
82,470	Telefonaktiebolaget LM Ericsson, Class B Shares	615,156
69,034	Telia Co. AB	214,254
17,528	Trelleborg AB, Class B Shares	684,855
5,768	Volvo AB, Class A Shares	155,408

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 2.1% — (continued)
45,865	Volvo AB, Class B Shares	$1,218,972
21,268	Volvo Car AB, Class B Shares*	60,956
41,085	Wihlborgs Fastigheter AB	432,356

	Total Sweden	27,329,791

Switzerland — 8.5%
45,988	ABB Ltd., Class Registered Shares	2,636,035
10,234	Accelleron Industries AG	535,048
5,000	Adecco Group AG, Class Registered Shares	169,907
34,787	Alcon Inc.	3,373,478
2,436	Avolta AG*	94,500
892	Bachem Holding AG, Class B Shares	85,302
1,262	Baloise Holding AG, Class Registered Shares	243,871
818	Banque Cantonale Vaudoise, Class Registered Shares	87,693
103	Barry Callebaut AG, Class Registered Shares	166,523
2,419	BKW AG	454,546
692	Bucher Industries AG, Class Registered Shares	290,575
168	Chocoladefabriken Lindt & Spruengli AG	2,218,633
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	392,690
31,438	Cie Financiere Richemont SA, Class Registered Shares	4,959,575
53,363	Clariant AG, Class Registered Shares*	838,534
26,096	Coca-Cola HBC AG*	970,597
3,951	DKSH Holding AG	316,270
5,292	DSM-Firmenich AG	720,243
202	EMS-Chemie Holding AG, Class Registered Shares	169,267
1,822	Flughafen Zurich AG, Class Registered Shares	425,948
1,304	Galderma Group AG*	126,258
6,617	Galenica AG(b)	573,740
964	Geberit AG, Class Registered Shares	614,560
268	Givaudan SA, Class Registered Shares	1,374,521
299,403	Glencore PLC*	1,586,720
1,066	Helvetia Holding AG, Class Registered Shares	168,647
14,951	Holcim AG*	1,439,911
38,701	Julius Baer Group Ltd.	2,271,836
12,982	Kuehne + Nagel International AG, Class Registered Shares	4,023,036
7,772	Logitech International SA, Class Registered Shares	705,510
10,266	Lonza Group AG, Class Registered Shares	6,719,735
106,461	Nestlé SA, Class Registered Shares	11,400,516
96,351	Novartis AG, Class Registered Shares	11,656,475
658	Partners Group Holding AG	946,954
5,225	PSP Swiss Property AG, Class Registered Shares	757,576
70,078	Roche Holding AG	23,707,199
11,731	Sandoz Group AG	515,533
1,280	Schindler Holding AG	355,466
580	Schindler Holding AG, Class Registered Shares	156,773
48,581	SGS SA, Class Registered Shares	5,412,641
569	Siegfried Holding AG, Class Registered Shares*	749,132
8,589	SIG Group AG*	181,524
4,433	Sika AG, Class Registered Shares	1,420,991
1,458	Sonova Holding AG, Class Registered Shares	507,918
19,337	STMicroelectronics NV	620,505
3,247	Straumann Holding AG, Class Registered Shares	483,593
4,767	Sulzer AG, Class Registered Shares	734,592
715	Swatch Group AG (The)	149,731
1,832	Swatch Group AG (The), Class Registered Shares	76,384
837	Swiss Life Holding AG, Class Registered Shares	676,482

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 8.5% — (continued)
2,351	Swiss Prime Site AG, Class Registered Shares	$264,511
8,667	Swiss Re AG	1,181,689
755	Swisscom AG, Class Registered Shares	476,863
2,483	Swissquote Group Holding SA, Class Registered Shares	895,683
1,828	Temenos AG, Class Registered Shares	127,350
95,065	UBS Group AG, Class Registered Shares	2,911,524
8,580	VAT Group AG(b)	4,422,681
4,205	Zurich Insurance Group AG	2,434,026

	Total Switzerland	111,978,021

Taiwan — 0.6%
36,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,073,992
42,300	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,262,910

	Total Taiwan	8,336,902

United Kingdom — 16.8%
27,860	3i Group PLC	1,168,920
6,948	4imprint Group PLC	484,238
7,256	Admiral Group PLC	279,561
36,422	Anglo American PLC	1,065,744
3,608	ARM Holdings PLC, ADR*(a)	479,431
12,599	Ashtead Group PLC	898,327
9,437	Associated British Foods PLC	309,769
106,117	AstraZeneca PLC	18,543,451
25,005	Auto Trader Group PLC(b)	280,981
76,644	Aviva PLC	511,475
176,351	BAE Systems PLC	3,159,782
91,906	Balfour Beatty PLC	505,633
3,795,285	Barclays PLC	11,491,767
39,165	Barratt Developments PLC	262,522
54,896	Beazley PLC	543,251
38,614	Berkeley Group Holdings PLC	2,540,466
5,863	Birkenstock Holding PLC*	292,564
1,798,153	BP PLC	10,187,417
187,545	British American Tobacco PLC	7,010,534
78,786	British Land Co. PLC (The), REIT	425,868
186,158	BT Group PLC	341,558
50,874	Bunzl PLC	2,375,622
61,789	Burberry Group PLC	545,786
153,603	Centrica PLC	261,480
6,096	Coca-Cola Europacific Partners PLC	490,667
275,719	Compass Group PLC	8,712,067
16,636	Computacenter PLC	597,853
123,050	ConvaTec Group PLC(b)	387,704
3,806	Croda International PLC	206,532
16,109	CVS Group PLC	239,989
148,836	Deliveroo PLC, Class A Shares*(b)	296,570
375,933	Diageo PLC	12,280,161
47,016	Drax Group PLC	394,448
47,706	easyJet PLC	297,985
23,258	Endeavour Mining PLC	490,778
17,393	Entain PLC	147,713
588,219	GSK PLC	12,904,389
544,891	Haleon PLC	2,735,584
11,049	Halma PLC	379,543
70,510	Harbour Energy PLC	277,488
11,273	Hargreaves Lansdown PLC	164,675

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.8% — (continued)
539,907	HSBC Holdings PLC	$4,732,408
15,903	IMI PLC	384,591
23,488	Imperial Brands PLC	675,017
46,470	Inchcape PLC	520,153
39,035	Informa PLC	429,599
4,758	InterContinental Hotels Group PLC	474,399
18,933	Intermediate Capital Group PLC	533,604
4,394	Intertek Group PLC	287,108
47,083	J Sainsbury PLC	181,637
79,192	JD Sports Fashion PLC	144,700
20,169	JET2 PLC	392,135
1,054,304	Kingfisher PLC	3,963,405
20,089	Land Securities Group PLC, REIT	167,048
1,039,408	Legal & General Group PLC	3,058,420
4,873,835	Lloyds Banking Group PLC	3,762,762
13,620	London Stock Exchange Group PLC	1,838,594
172,421	LondonMetric Property PLC, REIT	464,422
63,316	M&G PLC	179,447
149,332	Man Group PLC	439,035
165,770	Marks & Spencer Group PLC	748,474
39,255	Melrose Industries PLC	250,702
13,090	Mondi PLC	253,315
121,963	MONY Group PLC	344,028
357,800	National Grid PLC	4,717,261
537,259	NatWest Group PLC	2,442,397
3,436	Next PLC	460,267
14,469	Nomad Foods Ltd.	272,017
64,137	OSB Group PLC	312,594
17,783	Pearson PLC	247,201
9,115	Persimmon PLC	196,557
18,541	Phoenix Group Holdings PLC	138,633
71,784	QinetiQ Group PLC	455,860
194,648	Reckitt Benckiser Group PLC	11,160,514
170,496	RELX PLC	7,936,363
72,744	Rentokil Initial PLC	462,014
31,461	Rio Tinto PLC	1,972,062
2,136,205	Rolls-Royce Holdings PLC*	13,987,353
30,677	Safestore Holdings PLC, REIT	349,657
177,144	Sage Group PLC (The)	2,360,199
24,043	Schroders PLC	108,960
203,216	Segro PLC, REIT	2,336,348
227,752	Serco Group PLC	525,465
7,477	Severn Trent PLC	253,760
491,104	Shell PLC	17,467,825
25,133	Smith & Nephew PLC	387,700
9,774	Smiths Group PLC	232,546
7,058	Spectris PLC	277,528
2,011	Spirax Group PLC	204,642
30,989	SSE PLC	771,165
325,249	Standard Chartered PLC	3,349,259
301,634	Taylor Wimpey PLC	641,929
199,109	Tesco PLC	928,726
150,484	Tritax Big Box REIT PLC	322,184
140,630	Unilever PLC	9,094,270
20,180	United Utilities Group PLC	271,612
658,668	Vodafone Group PLC	645,653

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Shares/Units		Security	Value

United Kingdom — 16.8% — (continued)
11,451		Weir Group PLC (The)	$303,916
170,259		WH Smith PLC	2,868,516
37,862		Whitbread PLC	1,442,610
19,947		Wise PLC, Class A Shares*	186,030
31,080		WPP PLC	297,068

		Total United Kingdom	219,583,957

United States — 0.4%
463		Booking Holdings Inc.	1,809,973
4,334		Ferguson Enterprises Inc.	891,547
16,235		Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,267,142
1,710		Linde PLC	817,808

		Total United States	4,786,470

Uruguay — 0.0%@
331		MercadoLibre Inc.*	682,409

		TOTAL COMMON STOCKS (Cost — $944,239,612)	1,276,747,547

PREFERRED STOCKS — 0.2%

Germany — 0.2%
1,468		Bayerische Motoren Werke AG, Class Preferred Shares	126,841
15,795		Dr ING hc F Porsche AG, Class Preferred Shares(b)	1,236,200
4,720		Henkel AG & Co. KGaA, Class Preferred Shares	431,776
4,631		Porsche Automobil Holding SE, Class Preferred Shares	208,185
721		Sartorius AG, Class Preferred Shares	198,904
5,962		Volkswagen AG, Class Preferred Shares	633,813

		TOTAL PREFERRED STOCKS (Cost — $3,235,374)	2,835,719

OPEN END MUTUAL FUND SECURITY — 0.1%

United States — 0.1%
30,256		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost — $1,259,009)	1,585,112

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $948,733,995)	1,281,168,378

Face Amount†

SHORT-TERM INVESTMENTS (c) — 2.5%

MONEY MARKET FUND — 0.9%
$11,934,844		Invesco STIT — Government & Agency Portfolio, Institutional Class, 5.106%(d) (Cost — $11,934,844)	11,934,844

TIME DEPOSITS — 1.6%
		ANZ National Bank — Hong Kong:
218,131	AUD	2.920% due 9/2/24	147,620
10,695	NZD	3.410% due 9/2/24	6,686
		BBH — New York:
697,911	DKK	2.250% due 9/2/24	103,431
355,223	SEK	2.250% due 9/2/24	34,601
361,852	NOK	3.260% due 9/2/24	34,122
10,019	CAD	3.330% due 9/3/24	7,434
1,380	ZAR	6.220% due 9/2/24	77
		BNP Paribas — Paris:
416,216	CHF	0.500% due 9/2/24	489,666
16,333	GBP	3.910% due 9/2/24	21,450

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 1.6% — (continued)
$2,974,456		Canadian Imperial Bank of Commerce — Toronto, 4.680% due 9/3/24	$2,974,456
924,506	EUR	Citibank — London, 2.570% due 9/2/24	1,021,995
863,394	HKD	HSBC Bank — Hong Kong, 2.020% due 9/2/24	110,722
159,770	SGD	HSBC Bank — Singapore, 2.260% due 9/2/24	122,429
2,784,881		JPMorgan Chase & Co. — New York, 4.680% due 9/3/24	2,784,881
		Skandinaviska Enskilda Banken AB — Stockholm:
19,274	GBP	3.910% due 9/2/24	25,314
134,102		4.680% due 9/3/24	134,102
		Sumitomo Mitsui Banking Corp. — Tokyo:
70,468,504	JPY	0.010% due 9/2/24	482,116
12,457,261		4.680% due 9/3/24	12,457,261

		TOTAL TIME DEPOSITS (Cost — $20,958,363)	20,958,363

		TOTAL SHORT-TERM INVESTMENTS (Cost — $32,893,207)	32,893,207

		TOTAL INVESTMENTS — 100.3% (Cost — $981,627,202)	1,314,061,585

		Liabilities in Excess of Other Assets — (0.3)%	(4,029,261)

		TOTAL NET ASSETS — 100.0%	$1,310,032,324

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $19,487,205 and represents 1.5% of net assets.

(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.6%.
(d)	Represents investments of collateral received from securities lending transactions.

At August 31, 2024, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,022,297,309	$399,038,602	$(107,022,893)	$292,015,709

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Equity Fund

Summary of Investments by Security Sector^
Industrials	18.1%
Financials	15.7
Health Care	14.9
Information Technology	12.1
Consumer Discretionary	10.9
Consumer Staples	8.9
Materials	5.9
Energy	3.6
Communication Services	3.4
Utilities	2.8
Real Estate	2.1
Short-Term Investments	1.6

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At August 31, 2024, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 Futures	16	9/24	$865,203	$879,231	$14,028
FTSE 100 Index Futures	4	9/24	431,449	440,629	9,180
SPI 200 Index Futures	1	9/24	129,039	136,179	7,140
TOPIX Index Futures	3	9/24	552,432	557,350	4,918

					$35,266

At August 31, 2024, International Equity Fund had deposited cash of $180,105 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.8%

Australia — 0.0%@
40,000	MMG Ltd.*	$11,468

Brazil — 5.2%
127,938	Ambev SA	291,994
15,076	Atacadao SA*	24,000
880,832	B3 SA — Brasil Bolsa Balcao	1,982,191
42,982	Banco Bradesco SA	107,862
29,651	Banco BTG Pactual SA	187,126
348,192	Banco do Brasil SA	1,737,669
274,729	BB Seguridade Participacoes SA	1,790,847
15,753	BRF SA*	73,332
15,025	Caixa Seguridade Participacoes SA	43,598
313,847	CCR SA	738,018
32,875	Centrais Eletricas Brasileiras SA	243,588
10,392	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	174,711
13,971	Cia Siderurgica Nacional SA	29,407
461,598	Cosan SA	1,094,469
7,096	CPFL Energia SA	42,931
10,694	Embraer SA*	88,879
5,554	Energisa SA	46,633
69,312	Engie Brasil Energia SA	555,515
27,161	Equatorial Energia SA	164,856
139,945	Fleury SA	396,142
133,187	Hapvida Participacoes e Investimentos SA*(a)	100,222
8,586	Hypera SA	43,489
2,875	Inter & Co., Inc., Class A Shares(b)	21,131
21,493	JBS SA	133,505
623,500	JSL SA	1,096,587
20,243	Klabin SA	77,563
22,815	Localiza Rent a Car SA	167,509
230	Localiza Rent a Car SA*	1,657
365,500	Movida Participacoes SA*	463,147
24,863	Natura & Co. Holding SA	59,790
119,054	NU Holdings Ltd., Class A Shares*	1,782,238
451,790	Odontoprev SA	902,834
5,196	Pagseguro Digital Ltd., Class A Shares*	57,520
93,183	Petroleo Brasileiro SA	710,120
88,244	Petróleo Brasileiro SA, ADR	1,343,956
93,214	PRIO SA	774,874
32,855	Raia Drogasil SA	160,699
85,510	Rede D’Or Sao Luiz SA(a)	484,561
33,328	Rumo SA	129,239
31,594	Sendas Distribuidora SA*	53,660
75,200	Smartfit Escola de Ginastica e Danca SA	294,279
21,460	Suzano SA	209,472
23,521	TIM SA	74,554
12,300	TOTVS SA	65,422
21,149	Ultrapar Participações SA	87,679
88,566	Vale SA	936,485
65,016	Vale SA, Class B Shares, ADR	683,968
399,600	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	538,979
247,235	Vibra Energia SA	1,128,532
356,842	WEG SA	3,429,316
6,400	XP Inc., Class A Shares	117,824

	Total Brazil	25,944,579

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 0.8%
108,752	Antofagasta PLC	$2,665,460
1,063,451	Banco de Chile	134,543
2,057	Banco de Credito e Inversiones SA	63,012
1,469,702	Banco Santander Chile	75,599
33,447	Cencosud SA	67,720
32,401	Empresas CMPC SA	55,957
9,413	Empresas COPEC SA	61,680
473,707	Enel Americas SA	50,755
564,409	Enel Chile SA	30,583
23,830	Falabella SA*	84,239
5,222,651	Latam Airlines Group SA	67,504
11,423	Sociedad Quimica y Minera de Chile SA, ADR(c)	443,212

	Total Chile	3,800,264

China — 20.8%
9,300	360 Security Technology Inc., Class A Shares	9,194
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	7,680
20,000	AAC Technologies Holdings Inc.	85,354
3,600	Accelink Technologies Co., Ltd., Class A Shares	14,822
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	15,143
3,000	AECC Aviation Power Co., Ltd., Class A Shares	15,033
111,800	Agricultural Bank of China Ltd., Class A Shares	71,281
693,000	Agricultural Bank of China Ltd., Class H Shares(d)	305,996
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	16,265
13,600	Air China Ltd., Class A Shares*	13,393
15,000	Akeso Inc.*(a)	94,149
525,976	Alibaba Group Holding Ltd.	5,500,461
55,317	Alibaba Group Holding Ltd., ADR(c)	4,610,119
31,400	Aluminum Corp. of China Ltd., Class A Shares	30,193
102,000	Aluminum Corp. of China Ltd., Class H Shares(d)	63,844
351	Amlogic Shanghai Co., Ltd., Class A Shares	2,700
2,500	Angel Yeast Co., Ltd., Class A Shares	11,033
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	18,004
372,337	Anhui Conch Cement Co., Ltd., Class H Shares(d)	804,932
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	24,299
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	49,846
8,300	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares	23,576
200	Anhui Yingjia Distillery Co., Ltd., Class A Shares	1,421
600	Anjoy Foods Group Co., Ltd., Class A Shares	6,461
33,800	ANTA Sports Products Ltd.	329,688
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	6,290
4,098	Autohome Inc., ADR	103,106
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	18,292
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(d)	18,874
2,200	AVICOPTER PLC, Class A Shares	12,017
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	15,916
2,800	Baidu Inc., ADR*	236,936
56,468	Baidu Inc., Class A Shares*	597,670
19,200	Bank of Beijing Co., Ltd., Class A Shares	14,235
16,600	Bank of Changsha Co., Ltd., Class A Shares	16,895
4,000	Bank of Chengdu Co., Ltd., Class A Shares	7,865
54,930	Bank of China Ltd., Class A Shares	37,125
1,989,000	Bank of China Ltd., Class H Shares(d)	904,390
54,100	Bank of Communications Co., Ltd., Class A Shares	54,271
219,000	Bank of Communications Co., Ltd., Class H Shares(d)	158,601
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	26,612
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	39,021

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
16,600	Bank of Nanjing Co., Ltd., Class A Shares	$23,229
8,290	Bank of Ningbo Co., Ltd., Class A Shares	23,691
29,640	Bank of Shanghai Co., Ltd., Class A Shares	29,592
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	25,360
687	Beijing Kingsoft Office Software Inc., Class A Shares	17,677
2,000	Beijing New Building Materials PLC, Class A Shares	7,294
543	Beijing Roborock Technology Co., Ltd., Class A Shares	17,368
5,880	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	19,728
2,600	Beijing Tongrentang Co., Ltd., Class A Shares	12,904
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	12,206
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	60,634
6,207	Bilibili Inc., Class Z Shares*	89,634
68,500	BOE Technology Group Co., Ltd., Class A Shares	37,228
1,800	BYD Co., Ltd., Class A Shares	63,195
43,000	BYD Co., Ltd., Class H Shares(d)	1,318,954
22,500	BYD Electronic International Co., Ltd.	83,104
639	Cambricon Technologies Corp., Ltd., Class A Shares*	23,203
32,800	CGN Power Co., Ltd., Class A Shares	22,132
254,000	CGN Power Co., Ltd., Class H Shares(a)(d)	103,635
600	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	6,970
1,100	Changjiang Securities Co., Ltd., Class A Shares	769
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	17,289
237,000	China CITIC Bank Corp., Ltd., Class H Shares(d)	136,825
43,000	China Coal Energy Co., Ltd., Class H Shares(d)	51,442
54,000	China Communications Services Corp., Ltd., Class H Shares(d)	27,581
21,100	China Construction Bank Corp., Class A Shares	22,417
5,550,224	China Construction Bank Corp., Class H Shares(d)	3,917,603
9,900	China CSSC Holdings Ltd., Class A Shares	53,635
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	14,593
47,400	China Energy Engineering Corp., Ltd., Class A Shares	14,250
91,612	China Everbright Bank Co., Ltd., Class A Shares	39,559
52,000	China Everbright Bank Co., Ltd., Class H Shares(d)	15,613
92,000	China Feihe Ltd.(a)	49,444
12,000	China Galaxy Securities Co., Ltd., Class A Shares	18,856
98,500	China Galaxy Securities Co., Ltd., Class H Shares(d)	52,189
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	12,243
53,000	China Hongqiao Group Ltd.	73,030
12,400	China International Capital Corp., Ltd., Class A Shares	50,053
34,000	China International Capital Corp., Ltd., Class H Shares(a)(d)	36,515
7,200	China Jushi Co., Ltd., Class A Shares	10,172
700	China Life Insurance Co., Ltd., Class A Shares	3,299
186,000	China Life Insurance Co., Ltd., Class H Shares(d)	280,346
8,800	China Literature Ltd.*(a)	27,731
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(d)	62,622
79,000	China Mengniu Dairy Co., Ltd.	133,474
20,600	China Merchants Bank Co., Ltd., Class A Shares	93,284
938,891	China Merchants Bank Co., Ltd., Class H Shares(d)	3,879,530
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	18,022
9,230	China Merchants Securities Co., Ltd., Class A Shares	19,053
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	8,492
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	27,073
167,700	China Minsheng Banking Corp., Ltd., Class H Shares(d)	60,467
78,000	China National Building Material Co., Ltd., Class H Shares(d)	22,513
34,000	China National Nuclear Power Co., Ltd., Class A Shares	52,506
2,470	China National Software & Service Co., Ltd., Class A Shares*	10,750
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	12,345

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
44,000	China Oilfield Services Ltd., Class H Shares(d)	$41,308
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	52,150
69,400	China Pacific Insurance Group Co., Ltd., Class H Shares(d)	180,012
43,800	China Petroleum & Chemical Corp., Class A Shares	42,092
610,000	China Petroleum & Chemical Corp., Class H Shares(d)	413,991
27,800	China Railway Group Ltd., Class A Shares	22,598
93,000	China Railway Group Ltd., Class H Shares(d)	43,201
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	16,867
4,498	China Resources Microelectronics Ltd., Class A Shares	22,047
14,000	China Resources Mixc Lifestyle Services Ltd.(a)	46,571
44,500	China Resources Pharmaceutical Group Ltd.(a)	31,396
520	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	3,297
13,299	China Shenhua Energy Co., Ltd., Class A Shares	76,088
84,500	China Shenhua Energy Co., Ltd., Class H Shares(d)	364,413
20,400	China Southern Airlines Co., Ltd., Class A Shares*	16,397
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	43,614
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	26,828
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	21,874
1,048,000	China Tower Corp., Ltd., Class H Shares(a)(d)	128,861
40,000	China United Network Communications Ltd., Class A Shares	26,199
15,600	China Vanke Co., Ltd., Class A Shares*	14,841
43,500	China Vanke Co., Ltd., Class H Shares*(d)	22,941
34,900	China Yangtze Power Co., Ltd., Class A Shares	144,747
52,390	China Zheshang Bank Co., Ltd., Class A Shares	19,386
1,800	Chongqing Brewery Co., Ltd., Class A Shares	14,102
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	27,628
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	19,718
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	9,741
152,000	CITIC Ltd.	152,160
17,365	CITIC Securities Co., Ltd., Class A Shares	47,281
47,925	CITIC Securities Co., Ltd., Class H Shares(d)	72,542
26,600	CMOC Group Ltd., Class A Shares	28,245
96,000	CMOC Group Ltd., Class H Shares(d)	78,587
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	7,429
16,100	CNPC Capital Co., Ltd., Class A Shares	11,840
75,280	Contemporary Amperex Technology Co., Ltd., Class A Shares	1,953,867
45,800	COSCO SHIPPING Development Co., Ltd., Class A Shares	15,269
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	10,902
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares(d)	35,198
9,420	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	16,601
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(d)	110,563
51,400	CRRC Corp., Ltd., Class A Shares	51,880
109,000	CRRC Corp., Ltd., Class H Shares(d)	66,043
8,700	CSC Financial Co., Ltd., Class A Shares	23,599
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	9,855
229,120	CSPC Pharmaceutical Group Ltd.	141,813
21,700	Daqin Railway Co., Ltd., Class A Shares	18,706
240,200	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	457,835
2,100	Dong-E-E-Jiao Co., Ltd., Class A Shares	14,757
600	Dongfang Electric Corp., Ltd., Class A Shares	1,157
19,025	East Money Information Co., Ltd., Class A Shares	29,009
600	Eastroc Beverage Group Co., Ltd., Class A Shares	19,268
900	Ecovacs Robotics Co., Ltd., Class A Shares	5,106
21,000	ENN Energy Holdings Ltd.	136,445
300,043	ENN Natural Gas Co., Ltd., Class A Shares	747,552
2,000	Eoptolink Technology Inc. Ltd., Class A Shares	26,601

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
2,581	Eve Energy Co., Ltd., Class A Shares	$12,206
7,300	Everbright Securities Co., Ltd., Class A Shares	15,136
4,000	Flat Glass Group Co., Ltd., Class A Shares	9,522
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	16,825
5,686	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	29,697
53,500	Fosun International Ltd.	27,790
17,700	Founder Securities Co., Ltd., Class A Shares	17,366
20,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	58,082
130,800	Full Truck Alliance Co., Ltd., ADR	948,300
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	27,700
13,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(d)	77,705
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	12,401
21,800	GD Power Development Co., Ltd., Class A Shares	16,453
15,100	GEM Co., Ltd., Class A Shares	12,723
26,000	Genscript Biotech Corp.*	39,425
9,000	GF Securities Co., Ltd., Class A Shares	15,039
6,800	Giant Biogene Holding Co., Ltd.(a)	36,060
924	Gigadevice Semiconductor Inc., Class A Shares*	9,467
4,300	GoerTek Inc., Class A Shares	12,907
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	3,149
1,595	Goneo Group Co., Ltd., Class A Shares	15,251
2,000	Gotion High-tech Co., Ltd., Class A Shares	5,256
4,100	Great Wall Motor Co., Ltd., Class A Shares	13,403
55,500	Great Wall Motor Co., Ltd., Class H Shares(d)	79,931
194,400	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,087,508
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	12,013
7,700	Guanghui Energy Co., Ltd., Class A Shares	6,478
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	15,784
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(d)	28,143
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	10,559
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	10,094
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	6,501
12,500	Guolian Securities Co., Ltd., Class A Shares	17,053
9,400	Guosen Securities Co., Ltd., Class A Shares(b)(h)	11,988
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	34,578
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,287
14,644	H World Group Ltd., ADR	445,763
44,000	Haidilao International Holding Ltd.(a)	73,623
7,300	Haier Smart Home Co., Ltd., Class A Shares	25,412
60,800	Haier Smart Home Co., Ltd., Class H Shares(d)	187,040
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	10,559
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	13,022
16,000	Haitian International Holdings Ltd.	44,623
9,300	Haitong Securities Co., Ltd., Class A Shares	11,319
67,200	Haitong Securities Co., Ltd., Class H Shares(d)	29,920
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	10,732
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares*	7,231
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	2,873
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	71,657
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	3,406
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	17,367
283,000	Hengan International Group Co., Ltd.	910,291
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	20,426
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	16,374
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	2,566
4,000	Hisense Home Appliances Group Co., Ltd., Class A Shares	13,729

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
5,000	Hisense Home Appliances Group Co., Ltd., Class H Shares(d)	$12,956
699	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	10,158
14,100	HLA Group Corp., Ltd., Class A Shares	11,854
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,328
12,000	Hua Hong Semiconductor Ltd.(a)	26,281
18,400	Huadian Power International Corp., Ltd., Class A Shares(h)	14,414
1,694	Huadong Medicine Co., Ltd., Class A Shares	7,052
15,100	Huafon Chemical Co., Ltd., Class A Shares	15,797
3,500	Huagong Tech Co., Ltd., Class A Shares	14,778
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	15,309
2,260	Hualan Biological Engineering Inc., Class A Shares	4,808
22,500	Huaneng Power International Inc., Class A Shares	22,042
114,000	Huaneng Power International Inc., Class H Shares(d)	65,956
7,200	Huatai Securities Co., Ltd., Class A Shares	12,785
35,800	Huatai Securities Co., Ltd., Class H Shares(a)(d)	39,479
30,500	Huaxia Bank Co., Ltd., Class A Shares	25,890
282,699	Huayu Automotive Systems Co., Ltd., Class A Shares	588,698
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	12,895
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	9,057
3,785	Hundsun Technologies Inc., Class A Shares	8,727
3,242	Hygon Information Technology Co., Ltd., Class A Shares	36,359
4,600	IEIT Systems Co., Ltd., Class A Shares	21,050
3,900	Iflytek Co., Ltd., Class A Shares	18,957
560	Imeik Technology Development Co., Ltd., Class A Shares	11,460
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	93,914
1,699,000	Industrial & Commercial Bank of China Ltd., Class H Shares(d)	975,989
31,400	Industrial Bank Co., Ltd., Class A Shares	73,081
19,760	Industrial Securities Co., Ltd., Class A Shares	14,418
800	Ingenic Semiconductor Co., Ltd., Class A Shares	5,276
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	12,795
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	18,796
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	8,854
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	43,437
38,800	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	73,735
30,500	Innovent Biologics Inc.*(a)	166,390
12,965	iQIYI Inc., ADR*	27,875
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	10,574
4,116	JA Solar Technology Co., Ltd., Class A Shares	5,747
4,000	JCET Group Co., Ltd., Class A Shares	18,458
26,000	JD Health International Inc.*(a)	77,920
45,200	JD Logistics Inc.*(a)	55,075
78,343	JD.com Inc., ADR	2,115,261
69,406	JD.com Inc., Class A Shares	936,858
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	8,137
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(d)	23,628
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	14,023
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	64,122
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	16,580
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	20,813
1,430	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	10,219
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	14,940
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	11,344
5,300	Jiangxi Copper Co., Ltd., Class A Shares	15,269
29,000	Jiangxi Copper Co., Ltd., Class H Shares(d)	49,080
9,597	Jinko Solar Co., Ltd., Class A Shares	9,745
2,747	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	1,807

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
1,268	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(b)#	$2
10,310	Kanzhun Ltd., ADR	128,463
83,555	KE Holdings Inc., ADR	1,239,956
66,000	Kingdee International Software Group Co., Ltd.*	51,907
22,400	Kingsoft Corp., Ltd.	61,772
61,800	Kuaishou Technology, Class B Shares*(a)	317,533
2,800	Kunlun Tech Co., Ltd., Class A Shares	10,744
1,688	Kweichow Moutai Co., Ltd., Class A Shares	343,259
6,600	LB Group Co., Ltd., Class A Shares	15,185
1,572,000	Lenovo Group Ltd.	1,926,907
9,000	Lens Technology Co., Ltd., Class A Shares	22,384
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	6,372
30,006	Li Auto Inc., Class A Shares*	293,705
56,000	Li Ning Co., Ltd.	104,553
70,500	Liaoning Port Co., Ltd., Class A Shares	12,335
14,500	Lingyi iTech Guangdong Co., Class A Shares	17,236
3,100	Livzon Pharmaceutical Group Inc., Class A Shares	15,738
39,500	Longfor Group Holdings Ltd.(a)	44,298
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	17,690
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	61,630
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	33,709
3,400	Mango Excellent Media Co., Ltd., Class A Shares	9,292
864	Maxscend Microelectronics Co., Ltd., Class A Shares	8,098
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	15,294
352,883	Meituan, Class B Shares*(a)	5,314,513
36,900	Metallurgical Corp. of China Ltd., Class A Shares	15,366
105,800	Midea Group Co., Ltd., Class A Shares	966,763
8,716	MINISO Group Holding Ltd.	36,351
47,100	MINISO Group Holding Ltd., ADR(c)	773,853
984,000	Minth Group Ltd.*	1,572,310
1,749	Montage Technology Co., Ltd., Class A Shares	13,006
10,086	Muyuan Foods Co., Ltd., Class A Shares*	54,896
10,195	NARI Technology Co., Ltd., Class A Shares	35,410
5,493	National Silicon Industry Group Co., Ltd., Class A Shares	11,408
1,200	NAURA Technology Group Co., Ltd., Class A Shares	53,935
90,125	NetEase Inc.	1,454,133
16,587	NetEase Inc., ADR	1,334,258
2,400	New China Life Insurance Co., Ltd., Class A Shares	11,161
21,000	New China Life Insurance Co., Ltd., Class H Shares(d)	45,627
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	8,139
37,010	New Oriental Education & Technology Group Inc.*	226,905
3,400	Ninestar Corp., Class A Shares*	11,982
2,492	Ningbo Deye Technology Co., Ltd., Class A Shares	31,893
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	14,281
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	20,888
1,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	5,529
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	21,926
36,543	NIO Inc., ADR*(c)	147,634
50,400	Nongfu Spring Co., Ltd., Class H Shares(a)(d)	183,000
1,000	Oppein Home Group Inc., Class A Shares	6,259
14,464	Orient Securities Co., Ltd., Class A Shares	17,189
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	20,962
243,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(d)	92,027
21,700	PetroChina Co., Ltd., Class A Shares	27,426
528,000	PetroChina Co., Ltd., Class H Shares(d)	480,412
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	5,710

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
172,000	PICC Property & Casualty Co., Ltd., Class H Shares(d)	$222,983
586,880	Ping An Bank Co., Ltd., Class A Shares	840,192
11,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	73,130
832,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	3,963,173
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	20,556
13,600	Pop Mart International Group Ltd.(a)	80,047
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	30,212
183,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(d)	98,117
22,300	Power Construction Corp. of China Ltd., Class A Shares	15,108
101,200	Proya Cosmetics Co., Ltd., Class A Shares	1,364,442
4,881	Qifu Technology Inc., ADR	129,298
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	17,167
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	13,495
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	14,735
11,800	SAIC Motor Corp., Ltd., Class A Shares	20,897
9,500	Sailun Group Co., Ltd., Class A Shares	17,277
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	9,000
9,400	Sany Heavy Industry Co., Ltd., Class A Shares	21,385
7,247	Satellite Chemical Co., Ltd., Class A Shares	16,753
20,600	SDIC Capital Co., Ltd., Class A Shares	16,895
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	31,938
2,700	Seres Group Co., Ltd., Class A Shares*	29,191
7,700	SF Holding Co., Ltd., Class A Shares	39,440
975	SG Micro Corp., Class A Shares	10,032
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	58,126
10,950	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	11,145
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	21,300
15,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(d)	29,854
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	7,240
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,729
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	12,094
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(d)	35,373
85,365	Shanghai Baosight Software Co., Ltd., Class A Shares	352,908
28,397	Shanghai Baosight Software Co., Ltd., Class B Shares	42,674
637	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	14,548
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	20,152
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	12,721
2,000	Shanghai International Airport Co., Ltd., Class A Shares	9,361
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	15,029
800	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	2,725
2,200	Shanghai M&G Stationery Inc., Class A Shares	8,318
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	7,082
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(d)	23,251
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	47,741
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	8,297
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	15,986
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	18,248
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	22,340
7,100	Shanjin International Gold Co., Ltd., Class A Shares	16,138
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	6,870
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	14,937
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	53,293
18,000	Shenergy Co., Ltd., Class A Shares	19,921
4,400	Shengyi Technology Co., Ltd., Class A Shares	10,989
1,260	Shennan Circuits Co., Ltd., Class A Shares	17,969
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	31,064

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	$1,402
267,300	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,632,042
19,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	675,876
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	17,941
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	15,372
69,100	Shenzhou International Group Holdings Ltd.	568,225
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	10,132
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	29,124
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	19,047
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	14,243
2,300	Sieyuan Electric Co., Ltd., Class A Shares	21,201
9,000	Silergy Corp.	133,856
505,372	Sinopharm Group Co., Ltd., Class H Shares(d)	1,178,254
16,500	Sinotruk Hong Kong Ltd.	41,266
37,000	Smoore International Holdings Ltd.(a)	43,003
2,000	Spring Airlines Co., Ltd., Class A Shares	14,237
73,570	Sungrow Power Supply Co., Ltd., Class A Shares	798,030
16,200	Sunny Optical Technology Group Co., Ltd.	99,990
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	6,641
1,653	SUPCON Technology Co., Ltd., Class A Shares	9,211
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	5,908
1,400	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	15,312
12,280	TAL Education Group, ADR*	98,731
8,060	TBEA Co., Ltd., Class A Shares	14,355
20,020	TCL Technology Group Corp., Class A Shares	11,049
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	5,667
420,531	Tencent Holdings Ltd.	20,324,986
20,169	Tencent Music Entertainment Group, ADR	210,564
2,300	Tianqi Lithium Corp., Class A Shares	8,541
1,022,000	Tingyi Cayman Islands Holding Corp.	1,371,673
31,600	Tongcheng Travel Holdings Ltd.	58,858
4,800	TongFu Microelectronics Co., Ltd., Class A Shares	13,500
5,900	Tongkun Group Co., Ltd., Class A Shares	9,871
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	14,043
10,300	Tongwei Co., Ltd., Class A Shares	27,638
39,000	Topsports International Holdings Ltd.(a)	14,583
25,000	TravelSky Technology Ltd., Class H Shares(d)	31,233
4,401	Trina Solar Co., Ltd., Class A Shares	10,715
14,164	Trip.com Group Ltd.*	670,298
40,583	Trip.com Group Ltd., ADR*	1,913,083
300	Tsingtao Brewery Co., Ltd., Class A Shares	2,517
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(d)	104,462
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	6,582
8,160	Unisplendour Corp., Ltd., Class A Shares	22,762
12,558	Vipshop Holdings Ltd., ADR	157,477
8,300	Wanda Film Holding Co., Ltd., Class A Shares*	11,509
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	48,284
12,400	Weichai Power Co., Ltd., Class A Shares	22,744
651,200	Weichai Power Co., Ltd., Class H Shares(d)	999,029
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares	11,975
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	18,378
8,300	Western Mining Co., Ltd., Class A Shares	18,412
11,400	Western Securities Co., Ltd., Class A Shares	10,445
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	12,405
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	20,763
1,600	Wingtech Technology Co., Ltd., Class A Shares	5,912

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.8% — (continued)
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares	$1,726
5,500	Wuliangye Yibin Co., Ltd., Class A Shares	95,291
6,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	28,811
3,864	WuXi AppTec Co., Ltd., Class A Shares	21,371
8,748	WuXi AppTec Co., Ltd., Class H Shares(a)(d)	38,536
98,000	Wuxi Biologics Cayman Inc.*(a)	138,485
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	19,774
394,200	Xiaomi Corp., Class B Shares*(a)	978,346
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares	7,101
732,000	Xinyi Solar Holdings Ltd.	285,420
29,422	XPeng Inc., Class A Shares*	118,967
28,000	Yadea Group Holdings Ltd.(a)	39,601
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	21,381
76,700	Yankuang Energy Group Co., Ltd., Class H Shares(d)	99,627
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	15,350
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	6,841
133,628	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	380,577
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	6,572
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	6,554
8,200	YTO Express Group Co., Ltd., Class A Shares	17,666
8,203	Yum China Holdings Inc.	277,343
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	13,510
2,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	18,300
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	4,939
6,100	Yutong Bus Co., Ltd., Class A Shares	18,373
4,000	Zangge Mining Co., Ltd., Class A Shares	13,619
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	23,587
36,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(d)	59,667
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	6,703
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	5,202
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	12,399
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	8,889
27,680	Zhejiang Expressway Co., Ltd., Class H Shares(d)	17,865
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	7,033
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	6,352
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	13,680
10,982	Zhejiang Leapmotor Technology Co., Ltd.*(a)	30,200
7,200	Zhejiang NHU Co., Ltd., Class A Shares	19,662
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	13,501
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	20,776
7,900	Zheshang Securities Co., Ltd., Class A Shares	12,480
1,820	Zhongji Innolight Co., Ltd., Class A Shares	28,097
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	21,985
17,500	Zhongsheng Group Holdings Ltd.	20,061
2,300	Zhongtai Securities Co., Ltd., Class A Shares	1,892
3,906	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	25,549
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(d)	38,794
33,400	Zijin Mining Group Co., Ltd., Class A Shares	75,235
136,000	Zijin Mining Group Co., Ltd., Class H Shares(d)	274,846
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	11,773
3,100	ZTE Corp., Class A Shares	10,869
18,000	ZTE Corp., Class H Shares(d)	36,386
13,505	ZTO Express Cayman Inc.*	296,499

	Total China	103,833,827

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Colombia — 0.0%@
6,956	Bancolombia SA	$63,188
12,422	Interconexion Electrica SA ESP	53,954

	Total Colombia	117,142

Cyprus — 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(b)#	—

Czech Republic — 0.1%
4,270	CEZ AS	163,045
3,257	Komercni Banka AS	110,489
10,147	Moneta Money Bank AS(a)	48,853

	Total Czech Republic	322,387

Egypt — 0.3%
1,593,504	Cleopatra Hospital*	221,229
55,480	Commercial International Bank — Egypt (CIB)	99,367
707,722	Commercial International Bank — Egypt (CIB), Class Registered Shares, GDR	1,188,386
30,598	Eastern Co. SAE	16,017

	Total Egypt	1,524,999

Germany — 0.2%
22,340	Delivery Hero SE, Class A Shares*(a)	704,960

Greece — 0.9%
51,204	Alpha Services & Holdings SA	87,824
339,236	Eurobank Ergasias Services & Holdings SA	775,004
1,594	FF Group*(b)#	—
4,184	Hellenic Telecommunications Organization SA	67,832
2,718	JUMBO SA	68,968
17,374	Metlen Energy & Metals SA	653,810
131,171	National Bank of Greece SA	1,143,775
39,219	OPAP SA	678,668
209,914	Piraeus Financial Holdings SA	907,382
5,371	Public Power Corp. SA	69,015

	Total Greece	4,452,278

Hong Kong — 1.5%
329,800	AIA Group Ltd.	2,352,409
164,000	Alibaba Health Information Technology Ltd.*	62,941
56,400	ASMPT Ltd.	635,844
11,000	Beijing Enterprises Holdings Ltd.	35,606
78,000	Beijing Enterprises Water Group Ltd.	22,821
110,000	Bosideng International Holdings Ltd.	53,987
15,000	C&D International Investment Group Ltd.	24,330
1,919,829	China Education Group Holdings Ltd.	1,083,771
64,800	China Gas Holdings Ltd.	54,921
700,000	China Medical System Holdings Ltd.	637,084
29,538	China Merchants Port Holdings Co., Ltd.	44,229
95,500	China Overseas Land & Investment Ltd.	150,824
131,000	China Power International Development Ltd.	60,005
40,000	China Resources Beer Holdings Co., Ltd.	123,953
21,600	China Resources Gas Group Ltd.	72,989
80,000	China Resources Land Ltd.	227,282
54,000	China Resources Power Holdings Co., Ltd.	146,680
128,000	China Ruyi Holdings Ltd.*(c)	37,092
58,000	China State Construction International Holdings Ltd.	82,711
35,800	China Taiping Insurance Holdings Co., Ltd.	46,220

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Hong Kong — 1.5% — (continued)
51,000	Chow Tai Fook Jewellery Group Ltd.	$43,494
50,000	Far East Horizon Ltd.	34,938
72,000	Galaxy Entertainment Group Ltd.	279,831
531,000	GCL Technology Holdings Ltd.*	79,178
151,000	Geely Automobile Holdings Ltd.	169,086
60,000	Guangdong Investment Ltd.	33,885
92,000	Kunlun Energy Co., Ltd.	92,338
3,000	Orient Overseas International Ltd.	41,765
238,750	Sino Biopharmaceutical Ltd.	98,500
1,077,000	Want Want China Holdings Ltd.	623,296

	Total Hong Kong	7,452,010

Hungary — 0.8%
123,872	MOL Hungarian Oil & Gas PLC	940,292
60,607	OTP Bank Nyrt	3,121,560
3,969	Richter Gedeon Nyrt	120,558

	Total Hungary	4,182,410

India — 18.1%
1,327	ABB India Ltd.	125,870
4,372	Adani Enterprises Ltd.	158,606
7,933	Adani Green Energy Ltd.*	174,000
13,223	Adani Ports & Special Economic Zone Ltd.	235,054
19,316	Adani Power Ltd.*	146,454
14,916	Ambuja Cements Ltd.	109,969
4,996	APL Apollo Tubes Ltd.	87,118
20,454	Apollo Hospitals Enterprise Ltd.	1,692,719
39,500	Ashok Leyland Ltd.	121,379
57,779	Asian Paints Ltd.	2,164,899
3,407	Astral Ltd.	78,243
7,175	AU Small Finance Bank Ltd.(a)	58,984
6,343	Aurobindo Pharma Ltd.	118,761
4,074	Avenue Supermarts Ltd.*(a)	239,960
108,499	Axis Bank Ltd.	1,529,368
1,870	Bajaj Auto Ltd.	243,315
7,206	Bajaj Finance Ltd.	620,818
9,766	Bajaj Finserv Ltd.	207,845
580	Bajaj Holdings & Investment Ltd.	69,857
2,232	Balkrishna Industries Ltd.	75,837
28,101	Bank of Baroda	84,088
96,720	Bharat Electronics Ltd.	348,054
7,210	Bharat Forge Ltd.	136,503
26,158	Bharat Heavy Electricals Ltd.	91,286
41,676	Bharat Petroleum Corp., Ltd.	178,011
61,877	Bharti Airtel Ltd.	1,172,465
119	Bosch Ltd.	45,646
2,742	Britannia Industries Ltd.	191,831
47,609	Canara Bank	63,535
18,240	CG Power & Industrial Solutions Ltd.	152,125
74,248	Cholamandalam Investment & Finance Co., Ltd.	1,289,491
13,141	Cipla Ltd.	260,234
39,287	Coal India Ltd.	246,535
4,130	Colgate-Palmolive India Ltd.	179,533
6,095	Container Corp. Of India Ltd.	70,503
3,608	Cummins India Ltd.	161,393
16,912	Dabur India Ltd.	129,205

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 18.1% — (continued)
91,447	Delhivery Ltd.*	$460,487
3,172	Divi’s Laboratories Ltd.	193,378
447	Dixon Technologies India Ltd.	68,963
18,595	DLF Ltd.	188,327
2,924	Dr Reddy’s Laboratories Ltd.	243,931
3,549	Eicher Motors Ltd.	210,425
61,646	GAIL India Ltd.	174,531
94,009	GMR Airports Infrastructure Ltd.*	106,147
10,532	Godrej Consumer Products Ltd.	185,617
3,891	Godrej Properties Ltd.*	135,604
6,595	Grasim Industries Ltd.	212,191
6,625	Havells India Ltd.	150,497
23,729	HCL Technologies Ltd.	496,327
2,494	HDFC Asset Management Co., Ltd.(a)	131,923
158,903	HDFC Bank Ltd.	3,087,865
108,690	HDFC Bank Ltd., ADR	6,642,046
24,643	HDFC Life Insurance Co., Ltd.(a)	218,409
3,003	Hero MotoCorp Ltd.	195,813
36,234	Hindalco Industries Ltd.	304,400
5,058	Hindustan Aeronautics Ltd.	283,614
25,257	Hindustan Petroleum Corp., Ltd.	126,781
21,689	Hindustan Unilever Ltd.	720,542
133,781	ICICI Bank Ltd.	1,972,640
174,277	ICICI Bank Ltd., ADR	5,108,059
5,885	ICICI Lombard General Insurance Co., Ltd.(a)	150,089
7,139	ICICI Prudential Life Insurance Co., Ltd.(a)	63,962
91,962	IDFC First Bank Ltd.*	81,174
20,451	Indian Hotels Co., Ltd.(The), Class A Shares	160,651
75,308	Indian Oil Corp., Ltd.	159,308
7,982	Indian Railway Catering & Tourism Corp., Ltd.	89,113
378,360	Indus Towers Ltd.*	2,064,719
7,972	IndusInd Bank Ltd.	136,036
1,690	Info Edge India Ltd.	154,617
86,107	Infosys Ltd.	2,001,399
26,221	Infosys Ltd., ADR(c)	610,425
4,288	InterGlobe Aviation Ltd.*(a)	246,639
78,738	ITC Ltd.	473,511
5,458	Jindal Stainless Ltd.	51,746
11,170	Jindal Steel & Power Ltd.	129,402
312,233	Jio Financial Services Ltd.*	1,204,592
8,072	JSW Energy Ltd.	68,942
15,309	JSW Steel Ltd.	172,864
9,086	Jubilant Foodworks Ltd.	70,994
10,100	KEI Industries Ltd.	558,362
133,096	Kotak Mahindra Bank Ltd.	2,832,260
17,403	Larsen & Toubro Ltd.	773,433
2,225	LTIMindtree Ltd.(a)	163,913
6,483	Lupin Ltd.	174,164
5,993	Macrotech Developers Ltd.(a)	89,409
24,102	Mahindra & Mahindra Ltd.	810,067
1,444	Mankind Pharma Ltd.*	42,670
11,927	Marico Ltd.	92,734
21,658	Maruti Suzuki India Ltd.	3,227,533
20,361	Max Healthcare Institute Ltd.	210,013
2,434	Mphasis Ltd.	89,787
71	MRF Ltd.	114,613

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 18.1% — (continued)
3,203	Muthoot Finance Ltd.	$75,108
9,065	Nestle India Ltd.	271,023
81,081	NHPC Ltd.	94,260
25,684	NMDC Ltd.	68,655
113,375	NTPC Ltd.	566,166
44,240	Oberoi Realty Ltd.	941,905
84,277	Oil & Natural Gas Corp., Ltd.	333,420
9,497	Oil India Ltd.*	82,152
213	Oracle Financial Services Software Ltd.*	27,427
147	Page Industries Ltd.	74,387
5,366	PB Fintech Ltd.*	112,336
2,863	Persistent Systems Ltd.	176,290
17,509	Petronet LNG Ltd.	76,934
46,657	Phoenix Mills Ltd. (The)	2,097,606
2,152	PI Industries Ltd.	116,055
3,821	Pidilite Industries Ltd.	142,765
1,425	Polycab India Ltd.	116,273
37,344	Power Finance Corp., Ltd.	247,670
121,853	Power Grid Corp. of India Ltd.	493,949
957	Prestige Estates Projects Ltd.*	20,433
76,677	Punjab National Bank	106,776
12,011	Rail Vikas Nigam Ltd.	86,470
33,577	REC Ltd.	250,242
318,820	Reliance Industries Ltd.	11,543,834
67,114	Samvardhana Motherson International Ltd.	156,261
10,224	SBI Cards & Payment Services Ltd.	88,448
11,477	SBI Life Insurance Co., Ltd.(a)	255,113
207	Shree Cement Ltd.	63,019
7,055	Shriram Finance Ltd.	270,844
2,332	Siemens Ltd.	192,825
579	Solar Industries India Ltd.	74,004
10,219	Sona Blw Precision Forgings Ltd.(a)	83,570
3,892	SRF Ltd.	119,708
47,271	State Bank of India	461,457
131,071	Sterling & Wilson Renewable*	1,050,116
25,031	Sun Pharmaceutical Industries Ltd.	545,210
963	Sundaram Finance Ltd.	58,639
1,431	Supreme Industries Ltd.	89,733
222,191	Suzlon Energy Ltd.*	200,648
3,941	Tata Communications Ltd.	92,210
81,175	Tata Consultancy Services Ltd.	4,426,837
14,523	Tata Consumer Products Ltd.	208,563
865	Tata Elxsi Ltd.	82,340
43,256	Tata Motors Ltd.	574,492
11,983	Tata Motors Ltd., Class A Shares(h)	110,359
39,727	Tata Power Co., Ltd. (The)	206,509
194,220	Tata Steel Ltd.	356,217
13,444	Tech Mahindra Ltd.	263,108
349	Thermax Ltd.	18,268
98,316	Titan Co., Ltd.	4,208,527
2,293	Torrent Pharmaceuticals Ltd.	95,703
1,979	Torrent Power Ltd.	41,464
4,675	Trent Ltd.	401,121
2,739	Tube Investments of India Ltd.	132,007
5,948	TVS Motor Co., Ltd.	200,696
19,722	UltraTech Cement Ltd.	2,668,147

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 18.1% — (continued)
37,122	Union Bank of India Ltd.	$54,034
9,163	United Spirits Ltd.	162,077
133,986	UPL Ltd.	958,619
11,387	Varun Beverages Ltd.	204,555
31,728	Vedanta Ltd.	177,635
411,839	Vodafone Idea Ltd.*	76,045
36,281	Wipro Ltd.	234,819
394,970	Yes Bank Ltd.*	111,693
168,818	Zomato Ltd.*	507,440

	Total India	90,352,368

Indonesia — 2.3%
401,700	Adaro Energy Indonesia Tbk PT	92,477
170,900	Amman Mineral Internasional PT*	117,982
3,336,500	Astra International Tbk PT	1,101,335
1,420,100	Bank Central Asia Tbk PT	949,241
3,204,548	Bank Mandiri Persero Tbk PT	1,478,525
4,340,100	Bank Negara Indonesia Persero Tbk PT	1,503,516
11,284,624	Bank Rakyat Indonesia Persero Tbk PT	3,763,066
560,626	Barito Pacific Tbk PT	41,570
177,900	Chandra Asri Pacific Tbk PT	114,840
174,600	Charoen Pokphand Indonesia Tbk PT	54,944
22,997,800	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	77,538
53,100	Indah Kiat Pulp & Paper Tbk PT	27,865
74,900	Indofood CBP Sukses Makmur Tbk PT	55,641
106,100	Indofood Sukses Makmur Tbk PT	46,947
492,600	Kalbe Farma Tbk PT	52,637
255,049	Merdeka Copper Gold Tbk PT*	38,928
448,700	Sumber Alfaria Trijaya Tbk PT	84,234
1,240,287	Telkom Indonesia Persero Tbk PT	244,933
52,279	Telkom Indonesia Persero Tbk PT, ADR	1,024,668
188,500	Unilever Indonesia Tbk PT	27,708
412,300	United Tractors Tbk PT	721,969

	Total Indonesia	11,620,564

Ireland — 0.4%
21,291	PDD Holdings Inc., ADR*	2,046,278

Kazakhstan — 0.6%
21,061	Kaspi.KZ JSC, ADR	2,763,933

Kuwait — 0.3%
43,785	Boubyan Bank KSCP	84,503
48,681	Gulf Bank KSCP	50,700
263,956	Kuwait Finance House KSCP	630,000
21,255	Mabanee Co., KPSC	59,675
47,340	Mobile Telecommunications Co., KSCP	72,342
211,258	National Bank of Kuwait SAKP	607,169

	Total Kuwait	1,504,389

Luxembourg — 0.1%
3,221	Reinet Investments SCA	86,775
18,157	Ternium SA, ADR	611,346

	Total Luxembourg	698,121

Malaysia — 0.6%
66,500	AMMB Holdings Bhd	80,106
59,300	Axiata Group Bhd	35,029
84,300	CELCOMDIGI BHD	75,580

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.6% — (continued)
160,207	CIMB Group Holdings Bhd	$304,366
43,400	Gamuda Bhd	75,507
47,100	Genting Bhd	47,198
85,100	Genting Malaysia Bhd	49,701
15,800	Hong Leong Bank Bhd	77,691
48,000	IHH Healthcare Bhd	69,672
80,700	Inari Amertron Bhd	58,876
56,900	IOI Corp. Bhd	52,903
11,400	Kuala Lumpur Kepong Bhd	57,451
135,909	Malayan Banking Bhd	339,356
25,900	Malaysia Airports Holdings Bhd	62,960
57,900	Maxis Bhd	51,746
29,200	MISC Bhd	56,784
103,300	MR DIY Group M Bhd(a)	49,304
1,600	Nestle Malaysia Bhd	39,279
72,100	Petronas Chemicals Group Bhd	97,002
8,600	Petronas Dagangan Bhd	41,965
18,400	Petronas Gas Bhd	77,824
18,200	PPB Group Bhd	61,562
94,700	Press Metal Aluminium Holdings Bhd	109,188
364,500	Public Bank Bhd	406,922
31,500	QL Resources Bhd	47,404
38,400	RHB Bank Bhd	54,491
56,800	SD Guthrie Bhd	60,148
77,600	Sime Darby Bhd	44,600
31,400	Telekom Malaysia Bhd	49,191
68,000	Tenaga Nasional Bhd	230,579
82,800	YTL Corp. Bhd	55,764
61,300	YTL Power International Bhd	55,308

	Total Malaysia	2,975,457

Mexico — 2.8%
70,338	Alfa SAB de CV, Class A Shares	41,007
46,880	America Movil SAB de CV, ADR	776,333
481,121	America Movil SAB de CV, Series B	397,768
14,918	Arca Continental SAB de CV	134,540
19,551	Banco del Bajio SA(a)	48,730
23,495	BBB Foods Inc., Class A Shares*(c)	746,671
119,653	Cemex SAB de CV, ADR	733,473
12,194	Coca-Cola Femsa SAB de CV	103,081
75,717	Fibra Uno Administracion SA de CV, REIT	89,285
48,269	Fomento Economico Mexicano SAB de CV	496,405
4,494	Gruma SAB de CV, Class B Shares	82,721
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	62,153
3,358	Grupo Aeroportuario del Pacifico SAB de CV, ADR	596,649
9,814	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	173,309
4,394	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	117,757
34,834	Grupo Bimbo SAB de CV, Series A	125,085
14,463	Grupo Carso SAB de CV, Series A1	88,622
505,213	Grupo Financiero Banorte SAB de CV, Class O Shares	3,503,381
45,899	Grupo Financiero Inbursa SAB de CV, Class O Shares*	109,086
204,677	Grupo México SAB de CV, Series B	1,051,371
5,497	Industrias Peñoles SAB de CV*	66,431
402,280	Kimberly-Clark de México SAB de CV, Class A Shares	660,473
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	24,936
225,234	Orbia Advance Corp. SAB de CV	242,374
19,988	Prologis Property Mexico SA de CV, REIT	63,532

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Mexico — 2.8% — (continued)
5,386	Promotora y Operadora de Infraestructura SAB de CV	$50,330
39,681	Qualitas Controladora SAB de CV	317,867
137,300	Regional SAB de CV	873,173
732,967	Wal-Mart de Mexico SAB de CV	2,333,107

	Total Mexico	14,109,650

Netherlands — 0.7%
7,493	Nebius Group NV, Class A Shares*(b)#	1
14,066	NEPI Rockcastle NV	114,295
95,344	Prosus NV*	3,553,398

	Total Netherlands	3,667,694

Peru — 0.2%
5,992	Cia de Minas Buenaventura SAA, ADR	74,301
4,891	Credicorp Ltd.	872,310

	Total Peru	946,611

Philippines — 1.2%
7,250	Ayala Corp.	78,158
183,660	Ayala Land Inc.	115,444
42,256	Bank of the Philippine Islands	93,838
59,363	BDO Unibank Inc.	161,628
6,455,900	Bloomberry Resorts Corp.*	905,703
545,360	International Container Terminal Services Inc.	3,846,237
63,856	JG Summit Holdings Inc.	26,750
9,430	Jollibee Foods Corp.	43,582
9,080	Manila Electric Co.	68,674
38,866	Metropolitan Bank & Trust Co.	50,833
2,295	PLDT Inc.	61,172
462,590	Robinsons Retail Holdings Inc.	315,901
6,120	SM Investments Corp.	96,589
259,400	SM Prime Holdings Inc.	143,219
22,540	Universal Robina Corp.	36,518

	Total Philippines	6,044,246

Poland — 0.9%
758	Alior Bank SA	20,054
13,715	Allegro.eu SA*(a)	134,918
5,003	Bank Polska Kasa Opieki SA	205,400
294	Budimex SA	45,727
1,723	CD Projekt SA	81,737
1,507	Dino Polska SA*(a)	125,929
71,900	InPost SA*	1,333,608
4,278	KGHM Polska Miedz SA	154,568
30	LPP SA	114,272
371	mBank SA*	61,346
15,495	ORLEN SA*	257,720
18,281	PGE Polska Grupa Energetyczna SA*	32,036
112,918	Powszechna Kasa Oszczednosci Bank Polski SA	1,691,028
17,106	Powszechny Zaklad Ubezpieczen SA	206,442
896	Santander Bank Polska SA	120,410

	Total Poland	4,585,195

Portugal — 0.2%
40,806	Galp Energia SGPS SA	846,879

Qatar — 0.3%
58,133	Barwa Real Estate Co.	44,498
87,760	Commercial Bank PSQC (The)	98,343

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Qatar — 0.3% — (continued)
50,646	Dukhan Bank	$52,901
37,874	Industries Qatar QSC	134,051
149,110	Masraf Al Rayan QSC	94,307
113,710	Mesaieed Petrochemical Holding Co.	51,492
19,838	Ooredoo QPSC	59,958
9,328	Qatar Electricity & Water Co. QSC	40,170
10,432	Qatar Fuel QSC	41,644
58,343	Qatar Gas Transport Co., Ltd.	71,917
22,826	Qatar International Islamic Bank QSC	68,157
44,377	Qatar Islamic Bank QPSC	237,929
115,644	Qatar National Bank QPSC	504,038

	Total Qatar	1,499,405

Russia — 0.0%@
64,081	Alrosa PJSC(b)#	641
502,100	Detsky Mir PJSC, (Cost — $786,566, acquired 10/15/20)*(a)(b)(e)#	5,021
288,791	Gazprom PJSC*(b)#	2,676
155,000	GMK Norilskiy Nickel PAO(b)#	1,550
885,983	Inter RAO UES PJSC(b)#	8,860
10,171	Lukoil PJSC(b)#	102
24,130	Mobile TeleSystems PJSC(b)#	241
135,663	Mobile TeleSystems PJSC, ADR*(b)#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC(b)#	391
22,130	Novatek PJSC(b)#	221
38,007	Novolipetsk Steel PJSC(b)#	375
1,593	Ozon Holdings PLC, ADR*(b)#	—
921	PhosAgro PJSC(b)#	9
19	PhosAgro PJSC, Class Registered Shares, GDR*(b)#	—
869	Polyus PJSC*(b)#	9
28,885	Rosneft Oil Co. PJSC(b)#	289
891,342	Sberbank of Russia PJSC, (Cost — $1,699,436, acquired 8/3/16)(b)(e)#	8,913
5,523	Severstal PAO(b)#	55
157,330	Surgutneftegas PJSC(b)#	1,573
37,602	Tatneft PJSC(b)#	327
88,972	United Co. RUSAL International PJSC*(b)#	10
2,330	VK IPJSC, GDR*(b)#	—
12,017	VTB Bank PJSC(b)#	2
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(b)#	—

	Total Russia	32,622

Saudi Arabia — 2.4%
3,759	ACWA Power Co.	421,722
8,788	Ades Holding Co.*	48,010
3,528	Advanced Petrochemical Co.*	35,673
192,230	Al Rajhi Bank	4,515,752
870	Al Rajhi Co. for Cooperative Insurance*	47,213
32,602	Alinma Bank	272,513
7,258	Almarai Co. JSC	105,225
19,740	Arab National Bank	101,719
773	Arabian Internet & Communications Services Co.	59,857
15,611	Bank AlBilad	161,441
14,923	Bank Al-Jazira*	70,226
15,203	Banque Saudi Fransi	138,807
1,888	Bupa Arabia for Cooperative Insurance Co.	117,091
1,876	Co. for Cooperative Insurance (The)	78,971
891	Dallah Healthcare Co.	37,591
15,526	Dar Al Arkan Real Estate Development Co.*	60,664
12,785	Dr Sulaiman Al Habib Medical Services Group Co.	1,045,307

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 2.4% — (continued)
610	Elm Co.	$162,987
8,864	Etihad Etisalat Co.	119,672
15,972	Jarir Marketing Co.	54,504
13,687	Mobile Telecommunications Co.	40,791
2,322	Mouwasat Medical Services Co.	64,463
1,521	Nahdi Medical Co.	53,943
1,801	Power & Water Utility Co. for Jubail & Yanbu	29,930
35,698	Riyad Bank	245,621
6,142	SABIC Agri-Nutrients Co.	190,986
8,982	Sahara International Petrochemical Co.	69,075
502	SAL Saudi Logistics Services	40,127
31,964	Saudi Arabian Mining Co.*	362,080
102,983	Saudi Arabian Oil Co.(a)	767,614
1,248	Saudi Aramco Base Oil Co.	43,968
23,002	Saudi Awwal Bank	215,175
23,148	Saudi Basic Industries Corp.	461,825
19,795	Saudi Electricity Co.	92,592
8,724	Saudi Industrial Investment Group	45,298
13,037	Saudi Investment Bank (The)	44,079
15,381	Saudi Kayan Petrochemical Co.*	35,328
73,786	Saudi National Bank (The)	693,776
874	Saudi Research & Media Group*	61,188
1,126	Saudi Tadawul Group Holding Co.	73,577
54,726	Saudi Telecom Co.	627,185
8,977	Savola Group (The)*	63,697
6,510	Yanbu National Petrochemical Co.	70,019

	Total Saudi Arabia	12,047,282

Singapore — 0.0%@
4,800	BOC Aviation Ltd.(a)	41,379

South Africa — 3.0%
21,936	Absa Group Ltd.	216,880
1,850	Anglo American Platinum Ltd.	63,923
10,171	Aspen Pharmacare Holdings Ltd.	136,999
8,399	Bid Corp., Ltd.	211,815
77,717	Bidvest Group Ltd. (The)	1,270,365
17,927	Capitec Bank Holdings Ltd.	2,946,884
5,447	Clicks Group Ltd.	114,355
15,366	Discovery Ltd.	131,949
7,197	Exxaro Resources Ltd.	64,637
126,420	FirstRand Ltd.	610,837
22,375	Gold Fields Ltd.	309,298
14,566	Harmony Gold Mining Co., Ltd.	142,864
21,330	Impala Platinum Holdings Ltd.	92,401
1,524	Kumba Iron Ore Ltd.	30,257
996,122	Life Healthcare Group Holdings Ltd.	804,067
42,465	MTN Group Ltd.	211,748
4,694	Naspers Ltd., Class N Shares	970,121
102,333	Nedbank Group Ltd.(c)	1,705,598
8,806	Northam Platinum Holdings Ltd.	52,114
109,313	Old Mutual Ltd.	79,283
17,652	OUTsurance Group Ltd.	47,394
58,129	Pepkor Holdings Ltd.(a)	71,816
11,851	Remgro Ltd.	96,124
275,480	Sanlam Ltd.	1,375,692
13,620	Sasol Ltd.	104,736

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 3.0% — (continued)
12,587	Shoprite Holdings Ltd.	$219,140
63,957	Sibanye Stillwater Ltd.	61,625
128,902	Standard Bank Group Ltd.	1,738,322
171,573	Vodacom Group Ltd.	1,062,275
22,047	Woolworths Holdings Ltd.	80,004

	Total South Africa	15,023,523

South Korea — 10.8%
1,078	Alteogen Inc.*	258,247
680	Amorepacific Corp.	63,396
3,961	Celltrion Inc.	602,705
468	Celltrion Pharm Inc.*	24,275
255	CJ CheilJedang Corp.	61,553
520	CosmoAM&T Co., Ltd.*	41,845
15,176	Coway Co., Ltd.	765,145
1,093	DB Insurance Co., Ltd.	95,453
8,851	Doosan Bobcat Inc.	264,664
12,898	Doosan Enerbility Co., Ltd.*	174,706
1,334	Ecopro BM Co., Ltd.*	168,755
2,500	Ecopro Co., Ltd.*	160,975
210	Ecopro Materials Co., Ltd.*	14,373
293	Enchem Co., Ltd.*	42,191
1,242	GS Holdings Corp.	42,022
7,321	Hana Financial Group Inc.	341,326
699	Hanjin Kal Corp.	36,056
1,886	Hankook Tire & Technology Co., Ltd.	61,229
159	Hanmi Pharm Co., Ltd.	37,528
1,096	Hanmi Semiconductor Co., Ltd.	94,366
950	Hanwha Aerospace Co., Ltd.(b)(h)	208,043
2,236	Hanwha Ocean Co., Ltd.*	57,953
3,319	Hanwha Solutions Corp.	64,265
1,100	HD Hyundai Co., Ltd.	66,678
580	HD Hyundai Electric Co., Ltd.	133,309
669	HD Hyundai Heavy Industries Co., Ltd.	97,413
1,094	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	157,259
2,995	HLB Inc.*	201,864
5,643	HMM Co., Ltd.	71,641
591	HYBE Co., Ltd.	81,623
1,889	Hyundai Engineering & Construction Co., Ltd.	45,311
868	Hyundai Glovis Co., Ltd.	72,863
5,521	Hyundai Mobis Co., Ltd.	900,067
3,555	Hyundai Motor Co.	681,785
2,601	Hyundai Steel Co.	49,574
8,855	Industrial Bank of Korea	91,751
8,305	Kakao Corp.	231,105
3,932	KakaoBank Corp.	65,204
33,837	KB Financial Group Inc.	2,181,631
12,960	Kia Corp.	1,031,820
1,875	Korea Aerospace Industries Ltd.	76,473
5,504	Korea Electric Power Corp.	89,203
955	Korea Investment Holdings Co., Ltd.	52,304
195	Korea Zinc Co., Ltd.	78,205
6,375	Korean Air Lines Co., Ltd.	105,430
699	Krafton Inc.*	171,307
32,193	KT Corp.	930,818
12,007	KT&G Corp.	973,428
1,186	Kum Yang Co., Ltd.*	41,296

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 10.8% — (continued)
408	Kumho Petrochemical Co., Ltd.	$41,793
620	L&F Co., Ltd.*	43,749
5,957	LG Chem Ltd.	1,436,528
2,541	LG Corp.	150,567
7,553	LG Display Co., Ltd.	63,938
2,933	LG Electronics Inc.	218,978
1,238	LG Energy Solution Ltd.*	360,757
218	LG H&H Co., Ltd.	57,891
336	LG Innotek Co., Ltd.	70,213
8,928	LG Uplus Corp.	65,129
421	Lotte Chemical Corp.	26,069
156	LS Electric Co., Ltd.*	19,468
2,561	Meritz Financial Group Inc.	175,325
5,672	Mirae Asset Securities Co., Ltd.	35,731
3,262	NAVER Corp.	414,605
406	NCSoft Corp.	57,069
529	Netmarble Corp.*(a)	24,151
3,575	NH Investment & Securities Co., Ltd.	36,606
638	Orion Corp.	43,909
1,134	Posco DX Co., Ltd.	22,676
831	POSCO Future M Co., Ltd.	134,105
1,782	POSCO Holdings Inc.	455,212
1,191	Posco International Corp.	50,514
1,346	Samsung Biologics Co., Ltd.*(a)	988,500
2,268	Samsung C&T Corp.	251,247
3,787	Samsung E&A Co., Ltd.*	72,033
1,588	Samsung Electro-Mechanics Co., Ltd.	170,615
334,766	Samsung Electronics Co., Ltd.	18,750,879
796	Samsung Fire & Marine Insurance Co., Ltd.	207,047
17,567	Samsung Heavy Industries Co., Ltd.*	138,259
2,029	Samsung Life Insurance Co., Ltd.	147,994
4,374	Samsung SDI Co., Ltd.	1,163,476
1,026	Samsung SDS Co., Ltd.	115,924
104,855	Shinhan Financial Group Co., Ltd.	4,434,888
946	SK Biopharmaceuticals Co., Ltd.*	81,403
725	SK Bioscience Co., Ltd.*	30,186
75,259	SK Hynix Inc.	9,834,396
12	SK IE Technology Co., Ltd.*(a)	296
854	SK Inc.	91,710
1,746	SK Innovation Co., Ltd.*	144,252
2,405	SK Square Co., Ltd.*	142,181
1,610	SK Telecom Co., Ltd.	66,431
436	SKC Co., Ltd.*	42,315
1,034	S-Oil Corp.	48,366
16,907	Woori Financial Group Inc.	202,509
1,358	Yuhan Corp.	143,535

	Total South Korea	53,633,858

Taiwan — 15.6%
13,000	Accton Technology Corp.	207,971
80,000	Acer Inc.	110,010
12,753	Advantech Co., Ltd.	139,865
4,139	Airtac International Group	112,887
2,000	Alchip Technologies Ltd.	167,532
402,498	ASE Technology Holding Co., Ltd.	1,954,186
59,000	Asia Cement Corp.	83,307
8,000	Asia Vital Components Co., Ltd.	153,431

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 15.6% — (continued)
18,000	Asustek Computer Inc.	$303,323
163,800	AUO Corp.*	84,437
16,000	Catcher Technology Co., Ltd.	118,499
238,550	Cathay Financial Holding Co., Ltd.	476,054
39,537	Chailease Holding Co., Ltd.	180,447
134,630	Chang Hwa Commercial Bank Ltd.	74,147
49,000	Cheng Shin Rubber Industry Co., Ltd.	76,428
71,000	China Airlines Ltd.	45,919
298,000	China Steel Corp.	207,688
110,000	Chroma ATE Inc.	1,133,319
95,000	Chunghwa Telecom Co., Ltd.	367,889
97,000	Compal Electronics Inc.	101,267
441,880	CTBC Financial Holding Co., Ltd.	452,583
183,000	Delta Electronics Inc.	2,308,859
21,000	E Ink Holdings Inc.	201,404
382,794	E.Sun Financial Holding Co., Ltd.	338,448
4,100	Eclat Textile Co., Ltd.	69,054
2,000	eMemory Technology Inc.	166,536
80,000	Eva Airways Corp.	88,731
26,791	Evergreen Marine Corp., Taiwan Ltd.	158,121
67,000	Far Eastern New Century Corp.	76,190
44,000	Far EasTone Telecommunications Co., Ltd.	124,552
12,230	Feng TAY Enterprise Co., Ltd.	55,983
281,048	First Financial Holding Co., Ltd.	240,749
88,000	Formosa Chemicals & Fibre Corp.	121,236
96,000	Formosa Plastics Corp.	155,481
3,300	Fortune Electric Co., Ltd.	69,379
204,554	Fubon Financial Holding Co., Ltd.	590,407
12,000	Gigabyte Technology Co., Ltd.	98,847
3,000	Global Unichip Corp.	105,574
160,000	Globalwafers Co., Ltd.	2,433,617
321,480	Hon Hai Precision Industry Co., Ltd.	1,879,871
7,140	Hotai Motor Co., Ltd.	147,733
208,111	Hua Nan Financial Holdings Co., Ltd.	166,295
190,164	Innolux Corp.*(h)	93,693
72,000	Inventec Corp.	103,238
368,112	KGI Financial Holding Co., Ltd.	186,025
2,541	Largan Precision Co., Ltd.	249,552
50,264	Lite-On Technology Corp., ADR	169,181
125,000	MediaTek Inc.	4,911,445
312,889	Mega Financial Holding Co., Ltd.	383,550
17,000	Micro-Star International Co., Ltd.	98,072
122,000	Nan Ya Plastics Corp.	173,694
29,000	Nanya Technology Corp.*	48,119
5,000	Nien Made Enterprise Co., Ltd.	73,891
64,000	Novatek Microelectronics Corp.	1,089,820
50,000	Pegatron Corp.	161,224
7,000	PharmaEssentia Corp.*	152,439
63,000	Pou Chen Corp.	68,281
42,224	Poya International Co., Ltd.	662,986
15,539	President Chain Store Corp.	136,843
279,000	Quanta Computer Inc.	2,370,682
13,000	Realtek Semiconductor Corp.	218,667
34,000	Ruentex Development Co., Ltd.	52,619
96,598	Shanghai Commercial & Savings Bank Ltd. (The)	121,728
420,614	Shin Kong Financial Holding Co., Ltd.*(h)	170,216
253,571	SinoPac Financial Holdings Co., Ltd.	190,706

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 15.6% — (continued)
32,700	Synnex Technology International Corp.	$73,898
274,803	Taishin Financial Holding Co., Ltd.	159,244
175,831	Taiwan Business Bank	86,613
297,393	Taiwan Cooperative Financial Holding Co., Ltd.	241,242
56,000	Taiwan High Speed Rail Corp.	52,398
46,000	Taiwan Mobile Co., Ltd.	161,128
930,507	Taiwan Semiconductor Manufacturing Co., Ltd.	27,759,925
99,642	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,108,531
173,668	TCC Group Holdings Co., Ltd.	179,114
35,000	Unimicron Technology Corp.	180,883
129,000	Uni-President Enterprises Corp.	332,581
294,000	United Microelectronics Corp.	511,364
22,000	Vanguard International Semiconductor Corp.	84,904
2,000	Voltronic Power Technology Corp.	124,218
60,427	Walsin Lihwa Corp.	66,614
19,630	Wan Hai Lines Ltd.	51,125
69,210	Winbond Electronics Corp.	52,239
70,000	Wistron Corp.	224,052
9,000	Wiwynn Corp.	541,703
41,760	WPG Holdings Ltd.	106,429
65,357	Yageo Corp.	1,353,329
48,000	Yang Ming Marine Transport Corp.	97,170
258,993	Yuanta Financial Holding Co., Ltd.	259,245
16,000	Zhen Ding Technology Holding Ltd.	68,520

	Total Taiwan	77,911,396

Thailand — 0.9%
30,100	Advanced Info Service PCL, NVDR	218,683
124,500	Airports of Thailand PCL, NVDR	218,844
67,100	Asset World Corp. PCL, NVDR	6,554
278,600	Bangkok Dusit Medical Services PCL, NVDR	227,300
232,900	Bangkok Expressway & Metro PCL, NVDR	52,424
15,000	Bumrungrad Hospital PCL, NVDR	108,107
60,900	Central Pattana PCL, NVDR	106,518
52,416	Central Retail Corp. PCL, NVDR	45,529
87,000	Charoen Pokphand Foods PCL, NVDR	62,974
146,200	CP ALL PCL, NVDR	260,238
47,400	CP Axtra PCL, NVDR	43,229
82,000	Delta Electronics Thailand PCL, NVDR	257,310
68,200	Gulf Energy Development PCL, NVDR	101,855
137,900	Home Product Center PCL, NVDR	36,686
21,950	Intouch Holdings PCL, NVDR	53,272
164,300	Kasikornbank PCL	692,345
19,700	Kasikornbank PCL, NVDR	82,934
87,300	Krung Thai Bank PCL, NVDR	47,017
22,200	Krungthai Card PCL, NVDR	27,323
91,300	Minor International PCL, NVDR	72,520
148,700	PTT Exploration & Production PCL	619,574
34,800	PTT Exploration & Production PCL, NVDR	145,201
55,700	PTT Global Chemical PCL, NVDR	40,989
98,900	PTT Oil & Retail Business PCL, NVDR	45,101
250,300	PTT PCL, NVDR	246,607
19,900	SCB X PCL, NVDR	62,626
35,400	SCG Packaging PCL, NVDR	25,286
23,000	Siam Cement PCL (The), NVDR	155,630
35,500	Thai Oil PCL, NVDR	55,362
456,700	TMBThanachart Bank PCL, NVDR	24,837
272,121	True Corp. PCL, NVDR*	82,477

	Total Thailand	4,225,352

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Turkey — 1.0%
78,127	Akbank TAS	$134,113
3,481	Anadolu Efes Biracilik Ve Malt Sanayii AS	22,733
32,036	Aselsan Elektronik Sanayi Ve Ticaret AS	54,671
45,559	BIM Birlesik Magazalar AS	723,803
16,577	Coca-Cola Icecek AS	29,545
34,916	Eregli Demir ve Celik Fabrikalari TAS	49,677
1,799	Ford Otomotiv Sanayi AS	51,046
25,546	Haci Ömer Sabanci Holding AS	66,142
19,638	KOC Holding AS	107,710
229,340	MLP Saglik Hizmetleri AS, Class B Shares*(a)	2,225,943
5,249	Pegasus Hava Tasimaciligi AS*	35,051
195,088	Sasa Polyester Sanayi AS*	28,247
443,220	Sok Marketler Ticaret AS	684,753
55,071	Tofas Turk Otomobil Fabrikasi AS	392,717
13,822	Turk Hava Yollari AO*	122,114
31,232	Turkcell Iletisim Hizmetleri AS	90,352
204,992	Turkiye Is Bankasi AS, Class C Shares	79,879
21,767	Turkiye Petrol Rafinerileri AS	107,926
28,575	Turkiye Sise ve Cam Fabrikalari AS	36,453
81,036	Yapi ve Kredi Bankasi AS	74,438

	Total Turkey	5,117,313

United Arab Emirates — 0.6%
76,139	Abu Dhabi Commercial Bank PJSC	181,684
41,360	Abu Dhabi Islamic Bank PJSC	142,193
119,144	Abu Dhabi National Oil Co. for Distribution PJSC	118,512
103,843	Aldar Properties PJSC	207,669
571,635	Americana Restaurants International PLC — Foreign Co.	452,136
95,087	Dubai Islamic Bank PJSC	159,866
182,118	Emaar Properties PJSC	418,801
48,384	Emirates NBD Bank PJSC	259,576
90,891	Emirates Telecommunications Group Co. PJSC	449,045
117,121	First Abu Dhabi Bank PJSC	427,708
114,981	Multiply Group PJSC*	66,767

	Total United Arab Emirates	2,883,957

United Kingdom — 0.9%
10,538	Anglogold Ashanti PLC	311,359
37,000	Bank of Georgia Group PLC	2,213,877
600,959	Helios Towers PLC*	894,056
19,059	Unilever PLC	1,229,923

	Total United Kingdom	4,649,215

United States — 0.3%
17,562	BeiGene Ltd.*	261,732
3,696	EPAM Systems Inc.*	742,009
2,673	Legend Biotech Corp., ADR*	153,831
2,705	Southern Copper Corp.	275,153

	Total United States	1,432,725

Uruguay — 2.0%
61,600	Arcos Dorados Holdings Inc., Class A Shares	542,080
13,047	Globant SA*	2,638,625
3,328	MercadoLibre Inc.*	6,861,205

	Total Uruguay	10,041,910

	TOTAL COMMON STOCKS (Cost — $389,351,401)	483,047,646

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

PREFERRED STOCKS — 1.8%

Brazil — 0.6%
140,936		Banco Bradesco SA, Class Preferred Shares	$391,194
5,428		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	44,448
48,798		Cia Energetica de Minas Gerais, Class Preferred Shares	100,720
28,455		Cia Paranaense de Energia — Copel, Class Preferred B Shares	52,671
37,579		Gerdau SA, Class Preferred Shares	122,048
130,516		Itau Unibanco Holding SA, Class Preferred Shares	850,086
145,769		Itausa SA, Class Preferred Shares	283,536
123,033		Petroleo Brasileiro SA, Class Preferred Shares	859,647
9,738		Telefonica Brasil SA, Class Preferred Shares	89,574

		Total Brazil	2,793,924

Chile — 0.0%@
3,712		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	144,625

Colombia — 0.0%@
11,353		Bancolombia SA, Class Preferred Shares	94,441

Mexico — 0.1%
418,317		Cemex SAB de CV, Class Preferred Shares	254,710

Russia — 0.0%@
209,216		Surgutneftegas PJSC, Class Preferred Shares(b)#	850

South Korea — 1.1%
940		Hyundai Motor Co., Class Preferred 2nd Shares	130,628
565		Hyundai Motor Co., Class Preferred Shares	76,993
149		LG Chem Ltd., Class Preferred Shares	24,214
116,961		Samsung Electronics Co., Ltd., Class Preferred Shares	5,267,827

		Total South Korea	5,499,662

		TOTAL PREFERRED STOCKS (Cost — $8,619,910)	8,788,212

RIGHTS — 0.0%@

Brazil — 0.0%@
1,789		Equatorial Energia SA expires 9/20/24*	603

Saudi Arabia — 0.0%@
6,631		Savola Group (The) expires 9/10/24*(h)	29,333

		TOTAL RIGHTS (Cost — $20,908)	29,936

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $397,992,219)	491,865,794

Face Amount†

SHORT-TERM INVESTMENTS (f) — 2.9%

MONEY MARKET FUND — 0.7%
$3,648,467		Invesco STIT — Government & Agency Portfolio, 5.106%, Institutional Class(g)
		(Cost — $3,648,467)	3,648,467

TIME DEPOSITS — 2.2%
14,403	ZAR	BBH — New York, 6.220% due 9/2/24	808
1,210	HKD	BNP Paribas — Paris, 2.020% due 9/2/24	155
16,162	EUR	Citibank — London, 2.570% due 9/2/24	17,866
3,528,723	HKD	HSBC Bank — Hong Kong, 2.020% due 9/2/24	452,525
6,263,994		JPMorgan Chase & Co. — New York, 4.680% due 9/3/24	6,263,994

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 2.2% — (continued)
		Skandinaviska Enskilda Banken AB — Stockholm:
11	EUR	2.570% due 9/2/24	$12
157	GBP	3.910% due 9/2/24	207
$3,942,349		4.680% due 9/3/24	3,942,349
77,134	ZAR	Standard Chartered Bank — Johannesburg, 6.220% due 9/2/24	4,327

		TOTAL TIME DEPOSITS (Cost — $10,682,243)	10,682,243

		TOTAL SHORT-TERM INVESTMENTS (Cost — $14,330,710)	14,330,710

		TOTAL INVESTMENTS — 101.5% (Cost — $412,322,929)	506,196,504

		Liabilities in Excess of Other Assets — (1.5)%	(7,345,049)

		TOTAL NET ASSETS — 100.0%	$498,851,455

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $16,016,776 and represents 3.2% of net assets.

(b)	Illiquid security.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Security trades on the Hong Kong exchange.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2024, amounts to $13,934 and represents less than 0.05% of net assets.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(g)	Represents investments of collateral received from securities lending transactions.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2024, the Fund held Level 3 securities with a value of $33,475, representing less than 0.05% of net assets.

At August 31, 2024, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$425,265,340	$154,496,625	$(79,767,387)	$74,729,238

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	13.6%
Technology Hardware, Storage & Peripherals	6.3
IT Services	2.4
Other	2.2
Financials
Banks	18.8
Insurance	2.8
Consumer Finance	1.1
Other	1.3
Consumer Discretionary	13.9
Communication Services	7.7
Industrials	7.2
Materials	5.1
Energy	4.9
Consumer Staples	4.4
Health Care	3.5
Utilities	1.4
Real Estate	1.3
Short-Term Investments	2.1

Total Investments	100.0	%+

^	As a percentage of total investments.

+	Does not reflect investments of collateral received from securities lending transactions.

At August 31, 2024, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	12	9/24	$651,481	$660,000	$8,519

At August 31, 2024, Emerging Markets Equity Fund had deposited cash of $45,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 31.0%

Advertising — 0.0%@
$77,000	BBB+	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	$75,656

Aerospace/Defense — 0.7%
		Boeing Co. (The), Senior Unsecured Notes:
510,000	BBB-	4.875% due 5/1/25	507,953
1,597,000	BBB-	2.196% due 2/4/26	1,530,709
50,000	BBB-	3.100% due 5/1/26	48,363
70,000	BBB-	2.700% due 2/1/27	66,375
480,000	BBB-	2.800% due 3/1/27	454,837
130,000	BBB-	3.200% due 3/1/29	119,960
100,000	BBB-	5.150% due 5/1/30	99,779
50,000	BBB-	3.625% due 2/1/31	45,293
100,000	BBB-	3.600% due 5/1/34	85,356
50,000	BBB-	6.528% due 5/1/34(a)	53,083
40,000	BBB-	3.550% due 3/1/38	30,566
25,000	BBB-	3.500% due 3/1/39	18,909
40,000	BBB-	3.750% due 2/1/50	27,753
1,730,000	BBB-	5.805% due 5/1/50	1,638,056
248,000	BBB-	3.950% due 8/1/59	167,827
101,000	BBB-	5.930% due 5/1/60	95,819
		General Dynamics Corp., Company Guaranteed Notes:
350,000	A	3.750% due 5/15/28	345,127
10,000	A	4.250% due 4/1/40	9,154
25,000	A	2.850% due 6/1/41	18,849
85,000	A	4.250% due 4/1/50	75,002
50,000	BBB+	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	54,000
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	482,451
388,000	BBB	5.400% due 1/15/27	396,128
531,000	BBB	4.400% due 6/15/28	528,858
30,000	BBB	5.054% due 4/27/45	28,838
182,000	BBB	5.600% due 7/31/53	188,219
		Lockheed Martin Corp., Senior Unsecured Notes:
90,000	A-	3.900% due 6/15/32	87,148
40,000	A-	4.500% due 5/15/36	39,373
50,000	A-	4.070% due 12/15/42	44,387
126,000	A-	3.800% due 3/1/45	105,943
50,000	A-	4.700% due 5/15/46	47,685
25,000	A-	2.800% due 6/15/50	16,822
50,000	A-	4.090% due 9/15/52	42,730
784,000	A-	4.150% due 6/15/53	673,827
25,000	A-	5.700% due 11/15/54	27,264
120,000	A-	5.200% due 2/15/64	121,357
		Northrop Grumman Corp., Senior Unsecured Notes:
10,000	BBB+	2.930% due 1/15/25	9,919
720,000	BBB+	3.250% due 1/15/28	694,816
334,000	BBB+	4.700% due 3/15/33	334,991
64,000	BBB+	4.750% due 6/1/43	60,118
111,000	BBB+	4.030% due 10/15/47	93,002
280,000	BBB+	5.250% due 5/1/50	279,267
		RTX Corp., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/15/24	69,257
130,000	BBB+	3.950% due 8/16/25	128,892
250,000	BBB+	5.750% due 11/8/26	256,487

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 0.7% — (continued)
$250,000	BBB+	3.500% due 3/15/27	$244,674
337,000	BBB+	4.125% due 11/16/28	332,846
140,000	BBB+	5.750% due 1/15/29	147,078
140,000	BBB+	2.250% due 7/1/30	124,105
470,000	BBB+	6.000% due 3/15/31	505,827
116,000	BBB+	2.375% due 3/15/32	98,972
164,000	BBB+	6.100% due 3/15/34	178,830
25,000	BBB+	6.125% due 7/15/38	27,381
25,000	BBB+	4.450% due 11/16/38	23,309
660,000	BBB+	4.500% due 6/1/42	598,901
76,000	BBB+	3.750% due 11/1/46	60,621
177,000	BBB+	2.820% due 9/1/51	114,619
90,000	BBB+	3.030% due 3/15/52	60,861
100,000	BBB+	5.375% due 2/27/53	100,413
		TransDigm Inc., Senior Secured Notes:
240,000	BB-	7.125% due 12/1/31(a)	253,747
170,000	BB-	6.625% due 3/1/32(a)	176,985

		Total Aerospace/Defense	13,299,718

Agriculture — 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	39,305
20,000	BBB	4.400% due 2/14/26	19,913
210,000	BBB	6.200% due 11/1/28	222,549
752,000	BBB	4.800% due 2/14/29	756,770
1,290,000	BBB	2.450% due 2/4/32	1,086,496
669,000	BBB	6.875% due 11/1/33	749,770
140,000	BBB	5.800% due 2/14/39	144,536
80,000	BBB	3.875% due 9/16/46	61,402
320,000	BBB	5.950% due 2/14/49	330,434
52,000	BBB	6.200% due 2/14/59	54,932
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	23,622
		BAT Capital Corp., Company Guaranteed Notes:
50,000	BBB+	3.215% due 9/6/26	48,670
224,000	BBB+	3.557% due 8/15/27	218,538
148,000	BBB+	2.259% due 3/25/28	136,314
105,000	BBB+	5.834% due 2/20/31	110,264
90,000	BBB+	6.000% due 2/20/34	95,009
50,000	BBB+	4.390% due 8/15/37	44,660
1,346,000	BBB+	4.540% due 8/15/47	1,104,064
681,000	BBB+	4.758% due 9/6/49	572,464
208,000	BBB+	7.081% due 8/2/53	237,027
		BAT International Finance PLC, Company Guaranteed Notes:
50,000	BBB+	1.668% due 3/25/26	47,740
110,000	BBB+	4.448% due 3/16/28	109,230
168,000	BBB+	5.931% due 2/2/29	176,406
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	0.875% due 5/1/26	94,283
100,000	A-	4.750% due 2/12/27	100,949
234,000	A-	5.125% due 11/17/27	239,164
180,000	A-	4.875% due 2/13/29	183,063
210,000	A-	2.100% due 5/1/30	185,270
40,000	A-	5.125% due 2/13/31	41,053
50,000	A-	5.375% due 2/15/33	51,616
25,000	A-	5.625% due 9/7/33	26,271

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Agriculture — 0.5% — (continued)
$1,440,000	A-	5.250% due 2/13/34	$1,473,848
25,000	A-	6.375% due 5/16/38	28,201
60,000	A-	4.500% due 3/20/42	54,511
25,000	A-	3.875% due 8/21/42	20,763
25,000	A-	4.125% due 3/4/43	21,303
25,000	A-	4.250% due 11/10/44	21,517
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	25,627
149,000	BBB+	5.850% due 8/15/45	146,458

		Total Agriculture	9,104,012

Airlines — 0.4%
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	260,071
880,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	863,429
929,553	AA-	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	857,827
380,412	A+	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	353,809
		Delta Air Lines Inc., Senior Unsecured Notes:
200,000	BB+	2.900% due 10/28/24	199,083
210,000	BB+	7.375% due 1/15/26	215,117
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
95,708	Baa1(b)	4.500% due 10/20/25(a)	95,344
120,000	Baa1(b)	4.750% due 10/20/28(a)	118,883
640,000	B2(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 11.000% due 4/15/29(a)	652,461
1,386,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,399,784
95,743	Caa2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	59,857
44,246	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	42,168
		United Airlines Inc., Senior Secured Notes:
130,000	BB+	4.375% due 4/15/26(a)	126,991
810,000	BB+	4.625% due 4/15/29(a)	771,550
696,705	BBB+	US Airways Class A Pass Through Trust, Pass-Thru Certificates, 3.950% due 11/15/25	686,144
500,000	B-	VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes, 9.500% due 6/1/28(a)	468,092

		Total Airlines	7,170,610

Apparel — 0.3%
1,500,000	BBB-	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(a)	1,493,971
		NIKE Inc., Senior Unsecured Notes:
230,000	AA-	2.750% due 3/27/27	222,195
140,000	AA-	2.850% due 3/27/30	130,456
125,000	AA-	3.250% due 3/27/40	102,287
25,000	AA-	3.875% due 11/1/45	21,198
270,000	AA-	3.375% due 3/27/50	206,439
		Tapestry Inc., Senior Unsecured Notes:
50,000	BBB	7.000% due 11/27/26	51,587
2,015,000	BBB	7.850% due 11/27/33	2,158,721
1,000,000	BBB-	VF Corp., Senior Unsecured Notes, 2.950% due 4/23/30	863,646

		Total Apparel	5,250,500

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 1.0%
		American Honda Finance Corp., Senior Unsecured Notes:
$200,000	A-	4.950% due 1/9/26	$201,134
200,000	A-	1.300% due 9/9/26	188,267
100,000	A-	2.300% due 9/9/26	96,038
100,000	A-	4.900% due 3/12/27	101,420
840,000	A	BMW US Capital LLC, Company Guaranteed Notes, 4.850% due 8/13/31(a)	842,828
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	15,997
		Ford Motor Co., Senior Unsecured Notes:
150,000	BBB-	3.250% due 2/12/32	127,998
2,090,000	BBB-	6.100% due 8/19/32	2,149,936
80,000	BBB-	4.750% due 1/15/43	66,919
50,000	BBB-	5.291% due 12/8/46	45,464
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	2.700% due 8/10/26	191,073
200,000	BBB-	5.800% due 3/5/27	203,054
500,000	BBB-	4.950% due 5/28/27	497,473
460,000	BBB-	2.900% due 2/16/28	425,790
220,000	BBB-	2.900% due 2/10/29	199,248
1,230,000	BBB-	5.800% due 3/8/29	1,253,964
840,000	BBB-	7.350% due 3/6/30	909,766
1,500,000	BBB-	7.200% due 6/10/30	1,615,368
200,000	BBB-	4.000% due 11/13/30	184,542
330,000	BBB-	7.122% due 11/7/33	356,955
		General Motors Co., Senior Unsecured Notes:
330,000	BBB	6.125% due 10/1/25	333,587
50,000	BBB	5.600% due 10/15/32	51,761
50,000	BBB	6.600% due 4/1/36	54,193
50,000	BBB	5.150% due 4/1/38	47,992
300,000	BBB	6.250% due 10/2/43	312,628
25,000	BBB	5.200% due 4/1/45	23,003
25,000	BBB	6.750% due 4/1/46	27,464
25,000	BBB	5.400% due 4/1/48	23,472
50,000	BBB	5.950% due 4/1/49	50,574
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
100,000	BBB	5.250% due 3/1/26	100,474
200,000	BBB	4.350% due 1/17/27	198,326
		Senior Unsecured Notes:
100,000	BBB	1.250% due 1/8/26	95,445
100,000	BBB	5.400% due 4/6/26	100,954
100,000	BBB	1.500% due 6/10/26	94,538
100,000	BBB	2.350% due 2/26/27	94,673
1,250,000	BBB	5.850% due 4/6/30	1,304,493
50,000	BBB	5.950% due 4/4/34	51,840
100,000	A-	Honda Motor Co., Ltd., Senior Unsecured Notes, 2.534% due 3/10/27	95,852
		Hyundai Capital America, Senior Unsecured Notes:
1,500,000	A-	5.650% due 6/26/26(a)	1,522,586
505,000	A-	5.300% due 3/19/27(a)	512,269
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
600,000	BB+	3.522% due 9/17/25(a)	588,319
900,000	BB+	4.345% due 9/17/27(a)	872,900
		Toyota Motor Credit Corp., Senior Unsecured Notes:
200,000	A+	4.800% due 1/5/26	201,066
200,000	A+	4.450% due 5/18/26	200,290
100,000	A+	1.125% due 6/18/26	94,579
100,000	A+	5.000% due 8/14/26	101,315
100,000	A+	5.400% due 11/20/26	102,232

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Auto Manufacturers — 1.0% — (continued)
$100,000		A+	3.200% due 1/11/27	$97,708
100,000		A+	1.900% due 1/13/27	94,758
200,000		A+	3.050% due 3/22/27	194,487
1,520,000		A+	4.550% due 8/9/29	1,533,293

			Total Auto Manufacturers	18,850,305

Auto Parts & Equipment — 0.0%@
25,000		BBB	Aptiv PLC, Company Guaranteed Notes, 3.100% due 12/1/51	15,927
25,000		BBB	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 4.150% due 5/1/52	19,352
380,000		BB+	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/23/32(a)	395,107

			Total Auto Parts & Equipment	430,386

Banks — 7.7%
			ABN AMRO Bank NV:
1,000,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost — $1,032,246, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(c)(d)(e)	1,060,894
750,000		BBB-	Subordinated Notes, 4.750% due 7/28/25(a)	745,891
505,000		BBB	AIB Group PLC, Senior Unsecured Notes, 5.871% (SOFR + 1.910%) due 3/28/35(a)(d)	523,230
1,790,000		Ba2(b)	Banco do Brasil SA, Senior Unsecured Notes, 6.000% due 3/18/31(a)	1,823,563
300,000		B1(b)	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)(d)	294,060
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(d)(e)	981,457
1,000,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(d)	1,050,727
400,000		A-	Banco Santander SA, Senior Non-Preferred Notes, 2.746% due 5/28/25	393,179
800,000		Ba3(b)	Bancolombia SA, Subordinated Notes, 8.625% (5-Year CMT Index + 4.320%) due 12/24/34(d)	839,929
			Bank of America Corp.:
			Senior Unsecured Notes:
310,000		A-	3.500% due 4/19/26	305,279
100,000		A-	1.197% (SOFR + 1.010%) due 10/24/26(d)	95,954
100,000		A-	5.080% (SOFR + 1.290%) due 1/20/27(d)	100,461
840,000		A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	802,118
100,000		A-	3.559% (3-Month Term SOFR + 1.322%) due 4/23/27(d)	98,238
340,000		A-	1.734% (SOFR + 0.960%) due 7/22/27(d)	322,613
50,000		A-	5.933% (SOFR + 1.340%) due 9/15/27(d)	51,301
100,000		A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(d)	98,261
100,000		A-	2.551% (SOFR + 1.050%) due 2/4/28(d)	95,376
230,000		A-	4.376% (SOFR + 1.580%) due 4/27/28(d)	228,779
150,000		A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(d)	146,099
100,000		A-	4.948% (SOFR + 2.040%) due 7/22/28(d)	101,046
100,000		A-	6.204% (SOFR + 1.990%) due 11/10/28(d)	104,839
435,000		A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(d)	419,513
3,850,000		A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(d)	3,772,313
100,000		A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	91,479
100,000		A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(d)	98,966
841,000		A-	5.819% (SOFR + 1.570%) due 9/15/29(d)	878,648
659,000		A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(d)	641,382
383,000		A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	343,591
685,000		A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	583,161
690,000		A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	606,597
305,000		A-	2.299% (SOFR + 1.220%) due 7/21/32(d)	259,831
600,000		A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	518,191
1,552,000		A-	2.972% (SOFR + 1.330%) due 2/4/33(d)	1,369,423
3,990,000		A-	4.571% (SOFR + 1.830%) due 4/27/33(d)	3,907,215

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.7% — (continued)
$911,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(d)	$969,291
355,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(d)	367,813
250,000	A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(d)	232,100
250,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(d)	183,139
200,000	A-	3.311% (SOFR + 1.580%) due 4/22/42(d)	158,384
240,000	A-	5.000% due 1/21/44	239,556
400,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(d)	352,925
300,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(d)	253,262
50,000	A-	2.831% (SOFR + 1.880%) due 10/24/51(d)	33,630
		Subordinated Notes:
450,000	BBB+	4.000% due 1/22/25	447,569
140,000	BBB+	4.450% due 3/3/26	139,556
120,000	BBB+	4.250% due 10/22/26	119,393
100,000	BBB+	4.183% due 11/25/27	99,043
1,690,000	BBB+	5.425% (SOFR + 1.913%) due 8/15/35(d)	1,695,227
1,070,000	BBB	Bank of Ireland Group PLC, Senior Unsecured Notes, 5.601% (SOFR + 1.620%) due 3/20/30(a)(d)	1,095,325
		Bank of Montreal:
		Senior Unsecured Notes:
40,000	A-	1.850% due 5/1/25	39,212
100,000	A-	5.300% due 6/5/26	101,402
100,000	A-	2.650% due 3/8/27	96,063
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(d)	48,165
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	88,175
100,000	A	2.450% due 8/17/26	96,477
50,000	A	1.050% due 10/15/26	46,748
50,000	A	4.947% (SOFR + 1.026%) due 4/26/27(d)	50,285
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(d)	377,285
50,000	A	4.967% (SOFR + 1.606%) due 4/26/34(d)	50,467
		Bank of Nova Scotia (The):
		Senior Unsecured Notes:
10,000	A-	1.300% due 6/11/25	9,734
100,000	A-	2.700% due 8/3/26	96,775
100,000	A-	1.950% due 2/2/27	94,505
50,000	A-	2.951% due 3/11/27	48,334
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(d)	168,966
		Barclays PLC:
		Senior Unsecured Notes:
200,000	BBB+	4.375% due 1/12/26	198,883
820,000	BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	822,786
200,000	BBB+	6.490% (SOFR + 2.220%) due 9/13/29(d)	211,946
200,000	BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(d)	172,642
200,000	BBB-	Subordinated Notes, 5.200% due 5/12/26	200,598
		BNP Paribas SA:
		Junior Subordinated Notes:
900,000	BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(d)(e)	937,565
420,000	BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(d)(e)	443,021
470,000	BBB-	8.500% (5-Year CMT Index + 4.354%)(a)(d)(e)	499,176
		Senior Non-Preferred Notes:
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(d)	214,957
950,000	A-	4.400% due 8/14/28(a)	941,929
200,000	A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(d)	175,213
		Senior Preferred Notes:
880,000	A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(d)	894,480

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.7% — (continued)
$600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(d)	$637,001
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(d)	193,799
1,800,000	EUR	BBB-	CaixaBank SA, Subordinated Notes, (Cost — $2,073,645, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(c)(d)	2,121,060
100,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.926% due 10/2/26	102,828
			Citigroup Inc.:
220,000		BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(d)(e)	220,155
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(d)	70,270
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(d)	2,461,416
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(d)	97,121
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	541,175
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	62,290
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	598,212
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(d)	136,836
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(d)	230,988
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(d)	219,055
196,000		BBB+	4.650% due 7/30/45	179,933
70,000		BBB+	4.650% due 7/23/48	64,005
			Subordinated Notes:
210,000		BBB	4.400% due 6/10/25	208,715
20,000		BBB	5.500% due 9/13/25	20,105
890,000		BBB	4.300% due 11/20/26	884,388
30,000		BBB	6.625% due 6/15/32	32,932
100,000		BBB	6.675% due 9/13/43	114,718
286,000		BBB	5.300% due 5/6/44	281,892
30,000		BBB	4.750% due 5/18/46	27,196
50,000		BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	48,081
58,000		AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	48,791
			Cooperatieve Rabobank UA:
860,000		BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	854,167
			Senior Non-Preferred Notes:
250,000		A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(d)	243,775
270,000		A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(d)	249,267
			Credit Agricole SA:
1,000,000	EUR	BBB-	(Cost — $1,147,706, acquired 3/6/24), Junior Subordinated Notes, 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(c)(d)(e)	1,172,322
500,000		A-	Senior Non-Preferred Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(d)	487,408
760,000		WD(f)	Credit Suisse Group AG, (Cost — $760,000, acquired 6/16/22), Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)(e)(g)#	—
			Danske Bank AS, Senior Non-Preferred Notes:
2,500,000		BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(d)	2,472,176
1,250,000		BBB+	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(d)	1,291,091
200,000		BBB-	Deutsche Bank AG, Subordinated Notes, 3.742% (SOFR + 2.257%) due 1/7/33(d)	171,453
			Federation des Caisses Desjardins du Quebec, Senior Unsecured Notes:
2,200,000		A-	5.700% due 3/14/28(a)	2,260,903
1,335,000		A-	5.250% due 4/26/29(a)	1,364,739
100,000		BBB+	Fifth Third Bancorp, Senior Unsecured Notes, 2.550% due 5/5/27	94,910
25,000		A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.414% (SOFR + 0.750%) due 5/21/27(d)	25,291
11,000		BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 6.045% (3-Month Term SOFR + 1.029%)(d)(e)	9,319
			Goldman Sachs Group Inc. (The):
			Senior Unsecured Notes:
10,000		BBB+	3.500% due 4/1/25	9,905

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.7% — (continued)
$250,000	BBB+	3.500% due 11/16/26	$244,467
100,000	BBB+	1.093% (SOFR + 0.789%) due 12/9/26(d)	95,213
100,000	BBB+	3.850% due 1/26/27	98,577
100,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(d)	94,982
570,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(d)	535,260
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(d)	68,354
891,000	BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(d)	866,169
2,494,000	BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(d)	2,459,842
374,000	BBB+	6.484% (SOFR + 1.770%) due 10/24/29(d)	399,344
57,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(d)	47,960
984,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	856,436
1,950,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(d)	1,662,052
1,538,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(d)	1,328,762
484,000	BBB+	6.561% (SOFR + 1.950%) due 10/24/34(d)	537,539
50,000	BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(d)	44,349
50,000	BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(d)	46,288
210,000	BBB+	6.250% due 2/1/41	234,834
530,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	411,137
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	51,780
400,000	BBB+	3.436% (SOFR + 1.632%) due 2/24/43(d)	317,395
100,000	BBB+	4.750% due 10/21/45	94,856
		Subordinated Notes:
130,000	BBB	4.250% due 10/21/25	129,093
460,000	BBB	6.750% due 10/1/37	519,158
290,000	BBB	5.150% due 5/22/45	285,810
		HSBC Holdings PLC:
		Senior Unsecured Notes:
685,000	A-	2.099% (SOFR + 1.929%) due 6/4/26(d)	669,049
200,000	A-	4.292% (3-Month Term SOFR + 1.609%) due 9/12/26(d)	198,522
200,000	A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(d)	198,586
200,000	A-	5.402% (SOFR + 2.870%) due 8/11/33(d)	205,111
200,000	A-	6.254% (SOFR + 2.390%) due 3/9/34(d)	215,284
200,000	A-	6.332% (SOFR + 2.650%) due 3/9/44(d)	219,761
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(d)	212,448
200,000	BBB	6.547% (SOFR + 2.980%) due 6/20/34(d)	213,894
290,000	BBB	6.500% due 9/15/37	313,373
200,000	A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	203,828
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(d)	1,068,508
80,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(d)	78,495
200,000	A-	1.045% (SOFR + 0.800%) due 11/19/26(d)	191,044
2,245,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(d)	2,136,688
560,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(d)	526,009
464,000	A-	6.070% (SOFR + 1.330%) due 10/22/27(d)	479,192
480,000	A-	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(d)	474,179
53,000	A-	5.299% (SOFR + 1.450%) due 7/24/29(d)	54,398
1,110,000	A-	4.452% (3-Month Term SOFR + 1.592%) due 12/5/29(d)	1,105,960
3,782,000	A-	5.012% (SOFR + 1.310%) due 1/23/30(d)	3,848,441
1,956,000	A-	4.565% (SOFR + 1.750%) due 6/14/30(d)	1,957,122
1,875,000	A-	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(d)	1,717,137
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(d)	134,638
2,385,000	A-	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(d)	2,089,516
1,200,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(d)	1,038,729

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 7.7% — (continued)
$1,772,000		A-	5.350% (SOFR + 1.845%) due 6/1/34(d)	$1,830,087
970,000		A-	5.294% (SOFR + 1.460%) due 7/22/35(d)	996,320
50,000		A-	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(d)	44,663
20,000		A-	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(d)	16,808
50,000		A-	3.109% (SOFR + 2.440%) due 4/22/51(d)	36,083
			Subordinated Notes:
270,000		BBB+	3.875% due 9/10/24	269,903
210,000		BBB+	4.250% due 10/1/27	209,658
630,000		BBB+	4.950% due 6/1/45	618,149
800,000	EUR	BB+	KBC Group NV, Junior Subordinated Notes, (Cost — $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(c)(d)(e)	959,993
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
200,000		AAA	4.625% due 8/7/26	202,295
200,000		AAA	3.750% due 2/15/28	199,634
			Lloyds Banking Group PLC:
1,500,000		BB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(d)(e)	1,509,693
			Senior Unsecured Notes:
200,000		BBB+	3.750% due 1/11/27	196,197
200,000		BBB+	4.375% due 3/22/28	198,559
200,000		BBB+	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(d)	206,924
445,000		BBB-	Subordinated Notes, 4.582% due 12/10/25	441,705
870,000		BBB+	Macquarie Bank Ltd., Subordinated Notes, 3.052% (5-Year CMT Index + 1.700%) due 3/3/36(a)(d)	752,727
200,000		A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.839% due 9/13/26	193,413
			National Australia Bank Ltd.:
250,000		AA-	Senior Unsecured Notes, 3.375% due 1/14/26	246,404
1,750,000		A-	Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(d)	1,530,251
250,000		AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	244,740
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB+	4.800% due 4/5/26	200,050
200,000		BBB+	5.847% (1-Year CMT Index + 1.350%) due 3/2/27(d)	202,945
400,000		BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	404,843
1,500,000		BBB+	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(d)	1,570,216
1,000,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	939,596
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
30,000		A-	5.812% (SOFR + 1.322%) due 6/12/26(d)	30,152
100,000		A-	2.600% due 7/23/26	96,475
100,000		A-	4.758% (SOFR + 1.085%) due 1/26/27(d)	99,881
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(d)	433,935
50,000		A-	2.550% due 1/22/30	45,467
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(d)	50,051
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(d)	52,220
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(d)	25,626
1,200,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost — $1,364,437, acquired 6/7/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(c)(d)	1,410,543
			Royal Bank of Canada, Senior Unsecured Notes:
10,000		A	1.150% due 6/10/25	9,725
100,000		A	5.200% due 7/20/26	101,495
100,000		A	1.400% due 11/2/26	93,987
100,000		A	4.875% due 1/19/27	101,186
100,000		A	4.950% due 2/1/29	102,343
250,000		A	3.875% due 5/4/32	237,676
260,000		A	5.150% due 2/1/34	266,725
			Santander Holdings USA Inc., Senior Unsecured Notes:
30,000		BBB+	4.500% due 7/17/25	29,802

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.7% — (continued)
$89,000	BBB+	6.174% (SOFR + 2.500%) due 1/9/30(d)	$92,290
1,500,000	BBB+	7.660% (SOFR + 3.280%) due 11/9/31(d)	1,675,272
200,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.833% (SOFR + 2.749%) due 11/21/26(d)	203,989
		State Street Corp., Senior Unsecured Notes:
100,000	A	2.650% due 5/19/26	97,170
100,000	A	5.684% (SOFR + 1.484%) due 11/21/29(d)	104,788
50,000	A	4.164% (SOFR + 1.726%) due 8/4/33(d)	48,141
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000	A-	5.880% due 7/13/26	204,535
200,000	A-	3.446% due 1/11/27	195,442
200,000	A-	2.174% due 1/14/27	189,569
200,000	A-	2.130% due 7/8/30	173,919
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
210,000	A	1.150% due 6/12/25	204,228
100,000	A	1.250% due 9/10/26	93,988
100,000	A	1.950% due 1/12/27	94,936
100,000	A	2.800% due 3/10/27	96,213
540,000	A	4.456% due 6/8/32	528,481
		Truist Financial Corp., Senior Unsecured Notes:
100,000	A-	5.900% (SOFR + 1.626%) due 10/28/26(d)	101,022
100,000	A-	1.267% (SOFR + 0.609%) due 3/2/27(d)	94,577
30,000	A-	6.047% (SOFR + 2.050%) due 6/8/27(d)	30,631
50,000	A-	5.122% (SOFR + 1.852%) due 1/26/34(d)	49,714
		UBS AG, Senior Unsecured Notes:
1,450,000	A+	7.950% due 1/9/25	1,461,762
250,000	A+	2.950% due 4/9/25	246,859
250,000	A+	5.000% due 7/9/27	253,553
2,135,000	A+	7.500% due 2/15/28	2,331,028
		UBS Group AG:
		Junior Subordinated Notes:
250,000	BB	4.875% (5-Year CMT Index + 3.404%)(a)(d)(e)	239,025
200,000	BB	7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(d)(e)	210,125
890,000	BB	9.250% (5-Year CMT Index + 4.745%)(a)(d)(e)	983,506
		Senior Unsecured Notes:
155,000	A-	2.593% (SOFR + 1.560%) due 9/11/25(a)(d)	154,900
320,000	A-	4.550% due 4/17/26	319,021
370,000	A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(d)	361,896
295,000	A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(d)	298,139
960,000	A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(d)	911,919
2,000,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(d)	1,875,748
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(d)	500,125
950,000	A-	4.194% (SOFR + 3.730%) due 4/1/31(a)(d)	918,293
1,915,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(d)	1,696,320
250,000	A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(d)	311,265
360,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(d)	351,734
		US Bancorp:
		Senior Unsecured Notes:
90,000	A	1.450% due 5/12/25	87,973
200,000	A	3.950% due 11/17/25	198,405
100,000	A	2.375% due 7/22/26	96,607
350,000	A	5.850% (SOFR + 2.090%) due 10/21/33(d)	367,991
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(d)	1,392,540
885,000	A	5.678% (SOFR + 1.860%) due 1/23/35(d)	921,472

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 7.7% — (continued)
$100,000	A-	Subordinated Notes, 3.100% due 4/27/26	$97,568
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875%(d)(e)	49,774
		Senior Unsecured Notes:
1,292,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(d)	1,274,473
250,000	BBB+	3.000% due 4/22/26	244,082
1,000,000	BBB+	3.908% (SOFR + 1.320%) due 4/25/26(d)	991,541
20,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(d)	19,607
750,000	BBB+	3.000% due 10/23/26	728,507
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(d)	481,070
490,000	BBB+	4.150% due 1/24/29	484,562
1,010,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(d)	1,043,272
511,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(d)	542,185
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(d)	92,444
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(d)	99,012
3,260,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(d)	2,935,596
625,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(d)	639,739
1,263,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(d)	1,304,795
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(d)	154,363
300,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(d)	229,815
3,310,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(d)	3,181,905
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(d)	181,708
		Subordinated Notes:
230,000	BBB	5.375% due 11/2/43	228,265
110,000	BBB	5.606% due 1/15/44	111,648
20,000	BBB	4.650% due 11/4/44	17,891
20,000	BBB	4.900% due 11/17/45	18,380
40,000	BBB	4.400% due 6/14/46	34,099
10,000	BBB	4.750% due 12/7/46	8,972
		Wells Fargo Bank NA, Senior Unsecured Notes:
358,000	A+	5.450% due 8/7/26	364,739
250,000	A+	5.254% due 12/11/26	254,871
		Westpac Banking Corp., Senior Unsecured Notes:
100,000	AA-	1.150% due 6/3/26	94,657
100,000	AA-	2.700% due 8/19/26	96,962
100,000	AA-	3.350% due 3/8/27	97,894
50,000	AA-	2.150% due 6/3/31	43,371

		Total Banks	142,880,886

Beverages — 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	123,763
1,140,000	A-	4.900% due 2/1/46	1,097,976
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	47,993
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
240,000	A-	4.750% due 1/23/29	244,566
260,000	A-	3.500% due 6/1/30	249,843
50,000	A-	4.375% due 4/15/38	47,453
50,000	A-	5.450% due 1/23/39	52,678
210,000	A-	4.350% due 6/1/40	194,262
25,000	A-	4.950% due 1/15/42	24,603
50,000	A-	4.600% due 4/15/48	46,490
100,000	A-	4.439% due 10/6/48	89,827
260,000	A-	5.550% due 1/23/49	273,235
50,000	A-	4.750% due 4/15/58	47,006
50,000	A-	5.800% due 1/23/59	55,095

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.2% — (continued)
		Coca-Cola Co. (The), Senior Unsecured Notes:
$100,000	A+	3.375% due 3/25/27	$98,434
50,000	A+	5.000% due 5/13/34	51,983
240,000	A+	2.500% due 6/1/40	177,299
85,000	A+	2.600% due 6/1/50	55,859
25,000	A+	3.000% due 3/5/51	17,926
50,000	A+	2.500% due 3/15/51	32,071
50,000	A+	5.300% due 5/13/54	52,038
25,000	A+	5.400% due 5/13/64	25,930
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	98,240
25,000	BBB	5.250% due 11/15/48	24,316
		Senior Unsecured Notes:
130,000	BBB	4.350% due 5/9/27	129,541
30,000	BBB	2.250% due 8/1/31	25,608
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
25,000	BBB	3.800% due 5/1/50	19,700
25,000	BBB	3.350% due 3/15/51	18,058
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	42,055
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.375% due 10/6/26	96,599
120,000	A+	2.625% due 3/19/27	115,725
150,000	A+	1.625% due 5/1/30	130,619
50,000	A+	4.800% due 7/17/34	51,014
25,000	A+	2.625% due 10/21/41	18,367
25,000	A+	4.450% due 4/14/46	23,085
85,000	A+	2.875% due 10/15/49	59,873
25,000	A+	3.625% due 3/19/50	20,050
50,000	A+	2.750% due 10/21/51	33,716
25,000	A+	4.200% due 7/18/52	21,999
25,000	A+	3.875% due 3/19/60	20,459

		Total Beverages	4,055,354

Biotechnology — 0.2%
		Amgen Inc., Senior Unsecured Notes:
100,000	BBB+	2.200% due 2/21/27	94,821
171,000	BBB+	5.150% due 3/2/28	174,681
180,000	BBB+	4.050% due 8/18/29	176,723
271,000	BBB+	2.450% due 2/21/30	244,790
25,000	BBB+	6.375% due 6/1/37	27,941
100,000	BBB+	3.150% due 2/21/40	77,908
43,000	BBB+	3.375% due 2/21/50	31,960
150,000	BBB+	4.663% due 6/15/51	133,877
69,000	BBB+	4.200% due 2/22/52	57,415
114,000	BBB+	4.875% due 3/1/53	105,120
160,000	BBB+	5.650% due 3/2/53	165,003
100,000	BBB+	2.770% due 9/1/53	63,782
63,000	BBB+	4.400% due 2/22/62	52,422
67,000	BBB+	5.750% due 3/2/63	68,973
50,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	34,008
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.650% due 3/1/26	157,911
674,000	BBB+	1.650% due 10/1/30	574,168
90,000	BBB+	4.000% due 9/1/36	82,814

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.2% — (continued)
$308,000	BBB+	2.600% due 10/1/40	$222,670
142,000	BBB+	4.800% due 4/1/44	133,734
99,000	BBB+	4.500% due 2/1/45	89,067
130,000	BBB+	4.750% due 3/1/46	120,725

		Total Biotechnology	2,890,513

Building Materials — 0.0%@
30,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	27,434
660,000	B	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	655,489
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB	2.493% due 2/15/27	47,930
50,000	BBB	3.377% due 4/5/40	40,423
50,000	BBB	3.577% due 4/5/50	38,428
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	21,264
25,000	BBB+	3.200% due 7/15/51	17,481
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	21,033

		Total Building Materials	869,482

Chemicals — 0.4%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	25,420
25,000	A	2.700% due 5/15/40	18,759
50,000	A	2.800% due 5/15/50	34,005
25,000	BBB	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	22,770
500,000	BB+	Braskem Netherlands Finance BV, Company Guaranteed Notes, 7.250% due 2/13/33(a)	491,920
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	25,080
25,000	BBB-	Celanese US Holdings LLC, Company Guaranteed Notes, 6.165% due 7/15/27	25,804
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	24,082
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	25,288
25,000	BBB	5.250% due 11/15/41	24,439
25,000	BBB	4.375% due 11/15/42	21,597
25,000	BBB	4.625% due 10/1/44	22,129
25,000	BBB	5.550% due 11/30/48	24,784
25,000	BBB	4.800% due 5/15/49	22,303
25,000	BBB	3.600% due 11/15/50	18,352
25,000	BBB	6.900% due 5/15/53	29,051
25,000	BBB	5.600% due 2/15/54	25,194
		DuPont de Nemours Inc., Senior Unsecured Notes:
50,000	BBB+	4.725% due 11/15/28	50,719
32,000	BBB+	5.319% due 11/15/38	34,428
50,000	BBB+	5.419% due 11/15/48	54,455
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	175,723
25,000	BBB	5.625% due 2/20/34	25,765
25,000	BBB	4.650% due 10/15/44	22,113
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	21,489
25,000	A-	2.125% due 8/15/50	14,834
25,000	A-	2.700% due 12/15/51	16,417
25,000	A-	2.750% due 8/18/55	16,215
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	25,130
		FMC Corp., Senior Unsecured Notes:
25,000	BBB-	4.500% due 10/1/49	20,052
25,000	BBB-	6.375% due 5/18/53	26,288

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Chemicals — 0.4% — (continued)
$25,000	BBB-	Huntsman International LLC, Senior Unsecured Notes, 4.500% due 5/1/29	$24,355
		International Flavors & Fragrances Inc.:
1,130,000	BBB-	Company Guaranteed Notes, 3.468% due 12/1/50(a)	785,746
		Senior Unsecured Notes:
145,000	BBB-	4.375% due 6/1/47	119,337
100,000	BBB-	5.000% due 9/26/48	90,143
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	20,792
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	22,719
		LYB International Finance III LLC, Company Guaranteed Notes:
25,000	BBB	4.200% due 10/15/49	20,029
50,000	BBB	4.200% due 5/1/50	39,929
50,000	BBB	3.625% due 4/1/51	36,169
25,000	BBB	3.800% due 10/1/60	18,175
50,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 4.625% due 2/26/55	42,545
600,000	BBB	MEGlobal BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	590,835
		Mosaic Co. (The), Senior Unsecured Notes:
25,000	BBB	4.875% due 11/15/41	22,930
25,000	BBB	5.625% due 11/15/43	24,906
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	5.625% due 12/1/40	25,399
25,000	BBB	4.900% due 6/1/43	23,281
25,000	BBB	5.000% due 4/1/49	23,093
25,000	BBB	3.950% due 5/13/50	19,801
25,000	BBB	5.800% due 3/27/53	25,882
1,615,000	BBB-	OCI NV, Company Guaranteed Notes, 6.700% due 3/16/33(a)	1,667,050
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(a)	198,244
200,000	BB+	3.750% due 6/23/31(a)	179,218
730,000	BB+	6.750% due 5/2/34(a)	779,361
400,000	BB+	5.125% due 6/23/51(a)	320,963
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	255,486
260,000	BBB-	2.875% due 5/11/31(a)	221,123
213,000	BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	208,319
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
50,000	BBB	4.500% due 6/1/47	44,365
25,000	BBB	3.800% due 8/15/49	19,805
25,000	BBB	3.300% due 5/15/50	17,898
25,000	BBB	2.900% due 3/15/52	16,566
		Westlake Corp., Senior Unsecured Notes:
50,000	BBB+	3.125% due 8/15/51	32,861
25,000	BBB+	3.375% due 8/15/61	15,906

		Total Chemicals	7,337,836

Coal — 0.0%@
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	10,198

Commercial Services — 0.5%
90,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 4.000% due 5/1/32	87,211
25,000	BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,431
		GEO Group Inc. (The):
270,000	B	Company Guaranteed Notes, 10.250% due 4/15/31	285,509
400,000	BB	Senior Secured Notes, 8.625% due 4/15/29	415,305
		Global Payments Inc., Senior Unsecured Notes:
50,000	BBB-	1.200% due 3/1/26	47,430
176,000	BBB-	4.450% due 6/1/28	174,173

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Commercial Services — 0.5% — (continued)
$44,000		BBB-	3.200% due 8/15/29	$40,824
100,000	EUR	BBB-	4.875% due 3/17/31	116,789
97,000		BBB-	2.900% due 11/15/31	84,533
1,500,000		BBB-	5.950% due 8/15/52	1,530,166
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	243,990
42,000		BBB+	2.000% due 8/19/31	35,665
			PayPal Holdings Inc., Senior Unsecured Notes:
10,000		A-	1.650% due 6/1/25	9,761
25,000		A-	2.650% due 10/1/26	24,159
50,000		A-	2.850% due 10/1/29	46,570
240,000		A-	2.300% due 6/1/30	214,872
25,000		A-	5.150% due 6/1/34	25,693
25,000		A-	3.250% due 6/1/50	18,119
25,000		A-	5.050% due 6/1/52	24,416
1,100,000		BBB-	Quanta Services Inc., Senior Unsecured Notes, 5.250% due 8/9/34	1,110,558
118,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	116,086
260,000		B	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	257,973
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	47,831
25,000		A3(b)	3.700% due 3/1/52	20,033
25,000		A3(b)	2.300% due 8/15/60	14,058
25,000		A3(b)	3.900% due 3/1/62	19,975
240,000		Ba3(b)	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	247,741
2,000,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost - $2,263,683, acquired 3/6/24), 4.225% due 4/26/33(c)	2,307,086
			United Rentals North America Inc., Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	46,213
120,000		BB+	3.750% due 1/15/32	108,397
20,000		BB+	6.125% due 3/15/34(a)	20,454
720,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	703,041
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	24,687

			Total Commercial Services	8,494,749

Computers — 0.2%
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	3.350% due 2/9/27	98,476
50,000		AA+	2.200% due 9/11/29	45,861
25,000		AA+	4.500% due 2/23/36	25,595
50,000		AA+	2.375% due 2/8/41	36,569
100,000		AA+	3.850% due 5/4/43	88,528
100,000		AA+	3.450% due 2/9/45	82,627
50,000		AA+	4.375% due 5/13/45	47,200
100,000		AA+	3.850% due 8/4/46	86,485
25,000		AA+	3.750% due 9/12/47	21,176
100,000		AA+	2.950% due 9/11/49	72,337
50,000		AA+	2.650% due 5/11/50	33,973
100,000		AA+	2.650% due 2/8/51	67,567
50,000		AA+	2.700% due 8/5/51	33,988
50,000		AA+	3.950% due 8/8/52	43,210
50,000		AA+	2.800% due 2/8/61	32,938
25,000		AA+	2.850% due 8/5/61	16,669
50,000		AA+	4.100% due 8/8/62	43,257

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Computers — 0.2% — (continued)
		Dell International LLC/EMC Corp.:
$144,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51	$103,081
23,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	30,511
		DXC Technology Co., Senior Unsecured Notes:
25,000	BBB-	1.800% due 9/15/26	23,492
88,000	BBB-	2.375% due 9/15/28	78,978
248,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.250% due 7/1/28	253,816
		HP Inc., Senior Unsecured Notes:
25,000	BBB	4.750% due 1/15/28	25,266
25,000	BBB	6.000% due 9/15/41	26,449
		International Business Machines Corp., Senior Unsecured Notes:
100,000	A-	3.300% due 1/27/27	97,736
100,000	A-	1.700% due 5/15/27	93,314
100,000	A-	4.150% due 5/15/39	89,915
100,000	A-	4.000% due 6/20/42	85,918
100,000	A-	4.250% due 5/15/49	85,315
100,000	A-	2.950% due 5/15/50	67,350
		Kyndryl Holdings Inc., Senior Unsecured Notes:
750,000	BBB-	2.050% due 10/15/26	704,773
25,000	BBB-	2.700% due 10/15/28	22,860
750,000	BBB-	6.350% due 2/20/34	790,182
25,000	BBB-	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	21,419

		Total Computers	3,476,831

Cosmetics/Personal Care — 0.1%
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A	4.150% due 3/15/47	21,146
25,000	A	3.125% due 12/1/49	17,814
25,000	A	5.150% due 5/15/53	25,174
560,000	BBB+	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	535,806
		Kenvue Inc., Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	553,038
50,000	A	5.050% due 3/22/53	49,964
25,000	A	5.200% due 3/22/63	25,102
		Procter & Gamble Co. (The), Senior Unsecured Notes:
80,000	AA-	3.000% due 3/25/30	75,918
25,000	AA-	3.600% due 3/25/50	20,888

		Total Cosmetics/Personal Care	1,324,850

Diversified Financial Services — 1.1%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
2,950,000	BBB+	2.450% due 10/29/26	2,812,251
150,000	BBB+	6.450% due 4/15/27	156,106
150,000	BBB+	5.750% due 6/6/28	155,200
690,000	BBB+	3.000% due 10/29/28	645,622
1,497,000	BBB+	3.300% due 1/30/32	1,332,020
150,000	BBB+	3.400% due 10/29/33	130,904
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(d)	675,640
		Air Lease Corp., Senior Unsecured Notes:
10,000	BBB	3.375% due 7/1/25	9,859
50,000	BBB	1.875% due 8/15/26	47,421
50,000	BBB	2.200% due 1/15/27	47,282
25,000	BBB	5.850% due 12/15/27	25,902
280,000	BBB	5.300% due 2/1/28	285,547
50,000	BBB	2.100% due 9/1/28	45,298
25,000	BBB	3.000% due 2/1/30	22,854
25,000	BBB	3.125% due 12/1/30	22,624

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 1.1% — (continued)
$2,500,000	BBB-	Aircastle Ltd., Senior Unsecured Notes, 5.950% due 2/15/29(a)	$2,559,907
25,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(d)	25,484
		American Express Co., Senior Unsecured Notes:
100,000	BBB+	6.338% (SOFR + 1.330%) due 10/30/26(d)	101,723
100,000	BBB+	2.550% due 3/4/27	95,708
220,000	BBB+	4.050% due 5/3/29	219,110
100,000	BBB+	5.043% (SOFR + 1.835%) due 5/1/34(d)	101,211
100,000	BBB+	4.050% due 12/3/42	88,702
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(a)	281,331
75,000	BBB-	3.250% due 2/15/27(a)	71,869
1,563,000	BBB-	2.528% due 11/18/27(a)	1,447,428
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	212,834
		Capital One Financial Corp.:
		Senior Unsecured Notes:
100,000	BBB	3.750% due 3/9/27	97,961
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(d)	51,141
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(d)	53,157
		Subordinated Notes:
50,000	BBB-	3.750% due 7/28/26	49,005
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(d)	21,688
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	0.900% due 3/11/26	47,269
25,000	A-	1.150% due 5/13/26	23,630
750,000	A-	5.875% due 8/24/26	768,782
50,000	A-	2.450% due 3/3/27	47,622
25,000	A-	3.300% due 4/1/27	24,286
50,000	A-	2.000% due 3/20/28	46,082
25,000	A-	4.000% due 2/1/29	24,598
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(d)	51,748
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(d)	52,949
25,000	A-	2.900% due 3/3/32	22,146
2,530,000	A-	6.136% (SOFR + 2.010%) due 8/24/34(d)	2,721,329
759,000	A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	867,289
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	49,140
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	49,557
50,000	A-	4.350% due 6/15/29	49,895
13,000	A-	2.100% due 6/15/30	11,478
540,000	A-	4.600% due 3/15/33	538,592
25,000	A-	2.650% due 9/15/40	18,400
25,000	A-	4.250% due 9/21/48	21,742
50,000	A-	3.000% due 6/15/50	34,806
110,000	A-	4.950% due 6/15/52	107,900
50,000	A-	3.000% due 9/15/60	32,329
		Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000	BBB	4.850% due 1/15/27	50,113
50,000	BBB	5.875% due 7/21/28	51,785
50,000	BBB	4.150% due 1/23/30	48,102
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	29,763
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(g)(i)#	—
		Mastercard Inc., Senior Unsecured Notes:
25,000	A+	3.650% due 6/1/49	20,256
80,000	A+	3.850% due 3/26/50	66,725
25,000	A+	2.950% due 3/15/51	17,638

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Diversified Financial Services — 1.1% — (continued)
$392,000		BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	$408,943
			Nomura Holdings Inc., Senior Unsecured Notes:
200,000		BBB+	1.653% due 7/14/26	188,711
200,000		BBB+	6.070% due 7/12/28	208,688
25,000		BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	24,915
1,000,000	EUR	B	Sherwood Financing PLC, Senior Secured Notes, (Cost — $1,032,457, acquired 3/8/24), 4.500% due 11/15/26(c)	1,031,675
50,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 3.700% due 8/4/26	48,875
150,000		AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	132,807
			Visa Inc., Senior Unsecured Notes:
210,000		AA-	2.050% due 4/15/30	188,101
25,000		AA-	2.700% due 4/15/40	19,210
350,000		AA-	4.300% due 12/14/45	318,299
25,000		AA-	3.650% due 9/15/47	20,501
50,000		AA-	2.000% due 8/15/50	30,037
25,000		BBB+	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	24,575

			Total Diversified Financial Services	20,434,077

Electric — 2.1%
			AEP Texas Inc., Senior Unsecured Notes:
43,000		BBB+	5.400% due 6/1/33	43,512
82,000		BBB+	3.450% due 1/15/50	57,811
41,000		BBB+	3.450% due 5/15/51	28,564
			AEP Transmission Co. LLC, Senior Unsecured Notes:
120,000		BBB+	3.750% due 12/1/47	94,046
109,000		BBB+	3.150% due 9/15/49	76,715
120,000		BBB+	2.750% due 8/15/51	76,550
65,000		BBB+	4.500% due 6/15/52	57,220
			Alabama Power Co., Senior Unsecured Notes:
64,000		A	3.700% due 12/1/47	50,399
60,000		A	3.450% due 10/1/49	45,003
116,000		A	3.125% due 7/15/51	80,865
211,000		A	3.000% due 3/15/52	144,096
			Ameren Illinois Co., 1st Mortgage Notes:
43,000		A	3.250% due 3/15/50	30,801
95,000		A	2.900% due 6/15/51	63,109
150,000		A-	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	130,037
1,355,000		BBB+	Appalachian Power Co., Senior Unsecured Notes, 5.650% due 4/1/34	1,402,648
			Arizona Public Service Co., Senior Unsecured Notes:
25,000		BBB+	5.550% due 8/1/33	25,734
25,000		BBB+	3.350% due 5/15/50	17,709
			Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000		A	3.500% due 8/15/46	4,606
150,000		A	3.750% due 8/15/47	118,332
130,000		A	3.200% due 9/15/49	91,360
67,000		A	2.900% due 6/15/50	44,430
104,000		A	4.550% due 6/1/52	92,094
65,000		A	5.400% due 6/1/53	65,863
25,000		A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.125% due 4/1/36	27,302
			CenterPoint Energy Houston Electric LLC:
118,000		A	1st Mortgage Notes, 3.600% due 3/1/52	88,934
129,000		A	General Refinance Mortgage, 4.450% due 10/1/32	126,841
25,000		A	Commonwealth Edison Co., 1st Mortgage Notes, 5.900% due 3/15/36	27,201
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000		A-	3.350% due 4/1/30	57,143
40,000		A-	3.950% due 4/1/50	33,161

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.1% — (continued)
$134,000		A-	5.900% due 11/15/53	$144,198
25,000		A-	4.625% due 12/1/54	22,423
			Consumers Energy Co., 1st Mortgage Notes:
156,000		A	3.500% due 8/1/51	122,492
53,000		A	2.650% due 8/15/52	35,264
113,000		A	4.200% due 9/1/52	96,514
83,000		A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	94,373
180,000		A	DTE Electric Co., General Refinance Mortgage, 3.250% due 4/1/51	130,021
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
454,000		A	3.950% due 11/15/28	449,018
240,000		A	4.950% due 1/15/33	244,030
25,000		A	6.050% due 4/15/38	27,530
500,000		A	4.250% due 12/15/41	442,756
105,000		A	3.200% due 8/15/49	74,177
395,000		A	3.550% due 3/15/52	294,252
352,000		A	5.350% due 1/15/53	353,977
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	2.650% due 9/1/26	48,233
50,000		BBB	4.850% due 1/5/27	50,499
1,900,000	EUR	BBB	3.100% due 6/15/28	2,084,046
			Duke Energy Florida LLC, 1st Mortgage Notes:
345,000		A	2.500% due 12/1/29	316,016
233,000		A	1.750% due 6/15/30	200,909
25,000		A	6.400% due 6/15/38	28,097
24,000		A	4.200% due 7/15/48	20,247
26,000		A	5.950% due 11/15/52	28,004
			Duke Energy Ohio Inc., 1st Mortgage Notes:
729,000		A	3.650% due 2/1/29	707,337
20,000		A	5.650% due 4/1/53	20,533
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	125,361
143,000		A	5.250% due 3/15/33	148,237
131,000		A	4.150% due 12/1/44	111,566
67,000		A	2.900% due 8/15/51	44,326
180,000		BBB-	Edison International, Senior Unsecured Notes, 6.950% due 11/15/29	196,939
87,000		A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	61,650
			Entergy Louisiana LLC:
			1st Mortgage Notes:
1,330,000		A	5.150% due 9/15/34	1,344,314
1,250,000		A	4.750% due 9/15/52	1,131,134
25,000		A	Collateral Trust, 4.200% due 9/1/48	20,680
2,000,000	EUR	A-	ESB Finance DAC, Company Guaranteed Notes, (Cost — $2,227,612, acquired 3/6/24), 4.000% due 10/3/28(c)	2,280,147
1,245,000		BB+	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(a)(d)	1,293,435
			Eversource Energy, Senior Unsecured Notes:
228,000		BBB+	5.450% due 3/1/28	233,793
1,500,000		BBB+	5.500% due 1/1/34	1,532,887
85,000		BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	89,498
			FirstEnergy Corp., Senior Unsecured Notes:
60,000		BBB-	1.600% due 1/15/26	57,606
470,000		BBB-	3.900% due 7/15/27	461,451
300,000		BBB-	4.850% due 7/15/47	268,013
			Florida Power & Light Co., 1st Mortgage Notes:
25,000		A+	5.650% due 2/1/37	26,789
251,000		A+	3.950% due 3/1/48	209,011
122,000		A+	2.875% due 12/4/51	82,162

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.1% — (continued)
		Georgia Power Co., Senior Unsecured Notes:
$50,000	A	5.004% due 2/23/27	$50,799
278,000	A	4.950% due 5/17/33	281,330
660,000	A-	Indianapolis Power & Light Co., 1st Mortgage Notes, 5.700% due 4/1/54(a)	685,767
		MidAmerican Energy Co., 1st Mortgage Notes:
47,000	A	3.100% due 5/1/27	45,673
141,000	A	5.850% due 9/15/54	152,323
167,000	A	5.300% due 2/1/55	166,987
		National Rural Utilities Cooperative Finance Corp.:
1,500,000	A-	Secured Notes, 5.800% due 1/15/33	1,603,864
100,000	A-	Senior Unsecured Notes, 4.850% due 2/7/29	101,879
		NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
285,000	BBB+	5.749% due 9/1/25	287,400
200,000	BBB+	4.950% due 1/29/26	200,962
250,000	BBB+	1.875% due 1/15/27	235,580
50,000	BBB+	2.250% due 6/1/30	44,159
50,000	BBB+	5.050% due 2/28/33	50,468
50,000	BBB+	5.250% due 3/15/34	50,903
		Northern States Power Co., 1st Mortgage Notes:
211,000	A	2.900% due 3/1/50	142,986
218,000	A	2.600% due 6/1/51	138,001
162,000	A	5.100% due 5/15/53	157,719
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	101,593
89,000	BBB+	5.000% due 6/1/33	89,077
66,000	BBB+	4.000% due 6/1/49	52,347
118,000	BBB+	2.900% due 10/1/51	75,248
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
50,000	A+	4.550% due 9/15/32	49,621
50,000	A+	5.650% due 11/15/33	53,186
50,000	A+	4.950% due 9/15/52	47,606
		Pacific Gas & Electric Co., 1st Mortgage Notes:
420,000	BBB	4.950% due 6/8/25	418,858
500,000	BBB	5.450% due 6/15/27	507,776
89,000	BBB	2.500% due 2/1/31	76,471
136,000	BBB	6.150% due 1/15/33	143,557
179,000	BBB	6.400% due 6/15/33	191,494
211,000	BBB	6.950% due 3/15/34	235,875
100,000	BBB	4.500% due 7/1/40	86,869
150,000	BBB	3.300% due 8/1/40	112,264
50,000	BBB	4.950% due 7/1/50	43,800
90,000	BBB	3.500% due 8/1/50	62,381
55,000	BBB	6.700% due 4/1/53	60,420
		PacifiCorp, 1st Mortgage Notes:
50,000	A	5.450% due 2/15/34	51,173
25,000	A	5.750% due 4/1/37	26,007
		PECO Energy Co., 1st Mortgage Notes:
146,000	A	3.050% due 3/15/51	100,337
174,000	A	4.600% due 5/15/52	156,013
91,000	A	4.375% due 8/15/52	79,247
735,000	BBB+	PPL Capital Funding Inc., Company Guaranteed Notes, 5.250% due 9/1/34	744,652
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,399
25,000	A+	4.850% due 2/15/34	25,296
25,000	A+	5.250% due 5/15/53	25,185
202,000	A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	199,271

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 2.1% — (continued)
			Public Service Electric & Gas Co., 1st Mortgage Notes:
$199,000		A	3.200% due 5/15/29	$189,410
185,000		A	4.900% due 12/15/32	188,704
2,000,000	EUR	Baa2(b)	RWE AG, Senior Unsecured Notes, (Cost — $2,102,944, acquired 3/7/24), 2.750% due 5/24/30(c)	2,146,806
			San Diego Gas & Electric Co., 1st Mortgage Notes:
230,000		A	3.320% due 4/15/50	166,506
120,000		A	5.350% due 4/1/53	120,302
25,000		BBB	Sempra, Senior Unsecured Notes, 3.800% due 2/1/38	21,363
			Southern California Edison Co.:
			1st Mortgage Notes:
225,000		A-	1.200% due 2/1/26	214,179
710,000		A-	5.300% due 3/1/28	728,403
308,000		A-	5.650% due 10/1/28	321,602
299,000		A-	5.950% due 11/1/32	320,642
219,000		A-	5.200% due 6/1/34	222,750
60,000		A-	3.650% due 6/1/51	44,976
55,000		A-	5.875% due 12/1/53	57,882
1,000,000		A-	5.750% due 4/15/54	1,043,072
25,000		A-	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	26,714
425,000		A-	Southwestern Public Service Co., 1st Mortgage Notes, 6.000% due 6/1/54	451,792
			TenneT Holding BV, Senior Unsecured Notes:
540,000	EUR	A3(b)	(Cost — $630,925, acquired 3/24/23), 4.500% due 10/28/34(c)	650,567
704,000	EUR	A3(b)	(Cost — $829,742, acquired 6/7/24), 4.750% due 10/28/42(c)	840,486
126,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	127,623
			Virginia Electric & Power Co., Senior Unsecured Notes:
25,000		BBB+	6.000% due 5/15/37	27,056
52,000		BBB+	2.950% due 11/15/51	34,490
226,000		BBB+	5.700% due 8/15/53	234,869
15,000		BBB+	5.350% due 1/15/54	14,967
			Vistra Operations Co. LLC, Senior Secured Notes:
2,997,000		BBB-	3.700% due 1/30/27(a)	2,917,113
1,250,000		BBB-	6.950% due 10/15/33(a)	1,389,484
			Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000		A	5.375% due 3/30/34	25,816
25,000		A	3.650% due 4/1/50	18,874

			Total Electric	39,740,302

Electrical Components & Equipment — 0.0%@
			Emerson Electric Co., Senior Unsecured Notes:
25,000		A	2.750% due 10/15/50	16,857
25,000		A	2.800% due 12/21/51	16,653

			Total Electrical Components & Equipment	33,510

Electronics — 0.1%
			Honeywell International Inc., Senior Unsecured Notes:
100,000		A	2.500% due 11/1/26	96,546
100,000		A	1.100% due 3/1/27	92,887
540,000		A	5.000% due 3/1/35	554,544
25,000		A	3.812% due 11/21/47	20,606
50,000		A	2.800% due 6/1/50	34,685
25,000		A	5.250% due 3/1/54	25,474
25,000		A	5.350% due 3/1/64	25,701
440,000		BB+	Sensata Technologies Inc., Company Guaranteed Notes, 6.625% due 7/15/32(a)	455,551

			Total Electronics	1,305,994

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Engineering & Construction — 0.0%@
$475,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	$503,733

Entertainment — 0.3%
1,000,000	EUR	B	888 Acquisitions Ltd., Senior Secured Notes, 7.558% due 7/15/27(a)	1,089,422
90,000		BB-	Caesars Entertainment Inc., Senior Secured Notes, 7.000% due 2/15/30(a)	93,275
1,170,000		BBB-	GENM Capital Labuan Ltd., Company Guaranteed Notes, 3.882% due 4/19/31(a)	1,047,505
			Warnermedia Holdings Inc., Company Guaranteed Notes:
20,000		BBB-	6.412% due 3/15/26	20,007
180,000		BBB-	3.755% due 3/15/27	172,529
510,000		BBB-	4.054% due 3/15/29	476,600
380,000		BBB-	4.279% due 3/15/32	332,622
50,000		BBB-	5.050% due 3/15/42	40,172
3,351,000		BBB-	5.141% due 3/15/52	2,552,642
160,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	169,931

			Total Entertainment	5,994,705

Environmental Control — 0.0%@
			Republic Services Inc., Senior Unsecured Notes:
66,000		BBB+	3.375% due 11/15/27	64,166
260,000		BBB+	4.875% due 4/1/29	265,291
			Waste Connections Inc., Senior Unsecured Notes:
330,000		BBB+	5.000% due 3/1/34	335,522
25,000		BBB+	3.050% due 4/1/50	17,710
25,000		BBB+	2.950% due 1/15/52	16,977
170,000		A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	128,887

			Total Environmental Control	828,553

Food — 0.3%
100,000		BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 10/1/26	101,412
			General Mills Inc., Senior Unsecured Notes:
50,000		BBB	3.200% due 2/10/27	48,533
25,000		BBB	3.000% due 2/1/51	16,807
620,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost — $825,024, acquired 5/29/24), 10.875% due 12/15/27(c)	877,196
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	23,531
25,000		BBB	6.500% due 11/15/53	28,026
			JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
100,000		BBB-	2.500% due 1/15/27	95,025
465,000		BBB-	3.000% due 5/15/32	398,806
50,000		BBB-	4.375% due 2/2/52	39,323
50,000		BBB-	6.500% due 12/1/52	52,520
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,741
40,000		BBB	4.250% due 3/1/31	39,381
25,000		BBB	6.875% due 1/26/39	28,943
25,000		BBB	6.500% due 2/9/40	27,819
30,000		BBB	5.000% due 6/4/42	28,380
210,000		BBB	5.200% due 7/15/45	202,124
75,000		BBB	4.375% due 6/1/46	64,327
50,000		BBB	4.875% due 10/1/49	45,789
			Kroger Co. (The), Senior Unsecured Notes:
1,445,000		BBB	5.000% due 9/15/34	1,441,922
25,000		BBB	3.875% due 10/15/46	19,778
25,000		BBB	4.450% due 2/1/47	21,481

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Food — 0.3% — (continued)
$25,000		BBB	5.400% due 1/15/49	$24,561
25,000		BBB	3.950% due 1/15/50	19,804
865,000		BBB	5.650% due 9/15/64	849,003
230,000		A+	Mars Inc., Company Guaranteed Notes, 3.200% due 4/1/30(a)	215,714
70,000		BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	68,379
			Sysco Corp., Company Guaranteed Notes:
50,000		BBB	3.300% due 7/15/26	48,922
25,000		BBB	4.450% due 3/15/48	21,615
25,000		BBB	3.150% due 12/14/51	17,105
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	23,212

			Total Food	4,899,179

Forest Products & Paper — 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	26,791
25,000		BBB	4.800% due 6/15/44	22,944
25,000		BBB	4.350% due 8/15/48	21,418
			Suzano Austria GmbH, Company Guaranteed Notes:
150,000		BBB-	3.750% due 1/15/31	136,480
670,000		BBB-	3.125% due 1/15/32	571,431

			Total Forest Products & Paper	779,064

Gas — 0.4%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost — $977,817, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(c)	1,010,856
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	79,816
1,295,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	1,376,575
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	110,360
52,000		BBB+	1.750% due 10/1/30	44,000
1,270,000		BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(a)	1,319,104
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	73,082
161,000		BBB+	5.250% due 3/30/28	164,646
153,000		BBB+	3.600% due 5/1/30	145,140
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	86,048
96,000		BBB+	2.500% due 3/15/31	83,719
2,000,000	EUR	BBB+	Snam SpA, Senior Unsecured Notes, (Cost — $1,816,701, acquired 3/7/24), 0.625% due 6/30/31(c)	1,846,621
1,000,000		A+	Southern California Gas Co., 1st Mortgage Notes, 5.750% due 6/1/53	1,045,292
155,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	158,478
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	75,383

			Total Gas	7,619,120

Healthcare — Products — 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
120,000		AA-	4.750% due 11/30/36	121,594
225,000		AA-	4.900% due 11/30/46	223,379
60,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	52,064
			Baxter International Inc., Senior Unsecured Notes:
50,000		BBB	1.915% due 2/1/27	46,948
25,000		BBB	3.132% due 12/1/51	16,770
25,000		BBB+	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	23,520
			Danaher Corp., Senior Unsecured Notes:
25,000		A-	2.600% due 10/1/50	16,148
25,000		A-	2.800% due 12/10/51	16,661

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Products — 0.2% — (continued)
$25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	$19,021
100,000	BBB	GE HealthCare Technologies Inc., Senior Unsecured Notes, 6.377% due 11/22/52	113,891
220,000	B+	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	227,057
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	49,023
50,000	A	4.625% due 3/15/45	47,154
		Solventum Corp., Company Guaranteed Notes:
420,000	BBB-	5.400% due 3/1/29(a)	428,394
430,000	BBB-	5.450% due 3/13/31(a)	438,140
590,000	BBB-	5.600% due 3/23/34(a)	602,218
465,000	BBB-	5.900% due 4/30/54(a)	471,355
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	23,100
25,000	BBB+	2.900% due 6/15/50	17,242
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	140,271
755,000	A-	5.086% due 8/10/33	779,870

		Total Healthcare — Products	3,873,820

Healthcare — Services — 0.6%
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	27,796
25,000	BBB	4.125% due 11/15/42	20,529
25,000	BBB	4.750% due 3/15/44	22,078
		Centene Corp., Senior Unsecured Notes:
150,000	BBB-	4.250% due 12/15/27	146,763
50,000	BBB-	2.450% due 7/15/28	45,790
250,000	BBB-	4.625% due 12/15/29	243,357
80,000	BBB-	3.375% due 2/15/30	73,353
70,000	BBB-	3.000% due 10/15/30	62,271
50,000	BBB-	2.500% due 3/1/31	42,517
10,000	BBB-	2.625% due 8/1/31	8,493
100,000	A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	100,737
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	26,528
		Senior Secured Notes:
175,000	AA	3.817% due 10/1/49	141,120
95,000	A-	3.910% due 10/1/50	75,745
205,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	161,562
205,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	174,704
		Elevance Health Inc., Senior Unsecured Notes:
170,000	A	3.650% due 12/1/27	166,337
300,000	A	4.100% due 5/15/32	289,727
247,000	A	4.550% due 3/1/48	218,380
25,000	A	3.125% due 5/15/50	17,457
50,000	A	3.600% due 3/15/51	37,512
165,000	A	4.550% due 5/15/52	144,255
116,000	A	6.100% due 10/15/52	126,491
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	113,340
		HCA Inc., Company Guaranteed Notes:
236,000	BBB-	5.250% due 6/15/26	236,892
681,000	BBB-	5.200% due 6/1/28	693,158
90,000	BBB-	5.875% due 2/1/29	93,530
104,000	BBB-	4.125% due 6/15/29	101,499
805,000	BBB-	3.500% due 9/1/30	750,738
1,615,000	BBB-	5.450% due 4/1/31	1,658,060
845,000	BBB-	5.450% due 9/15/34	856,759
25,000	BBB-	5.125% due 6/15/39	24,188

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.6% — (continued)
$200,000	BBB-	5.500% due 6/15/47	$193,916
178,000	BBB-	3.500% due 7/15/51	125,252
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	33,912
		Humana Inc., Senior Unsecured Notes:
20,000	BBB	4.500% due 4/1/25	19,902
107,000	BBB	1.350% due 2/3/27	99,136
270,000	BBB	3.950% due 3/15/27	265,969
50,000	BBB	2.150% due 2/3/32	41,527
25,000	BBB	5.875% due 3/1/33	26,308
25,000	BBB	5.950% due 3/15/34	26,464
70,000	BBB	4.625% due 12/1/42	61,695
40,000	BBB	4.950% due 10/1/44	36,450
25,000	BBB	3.950% due 8/15/49	19,488
25,000	BBB	5.500% due 3/15/53	24,255
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	270,252
360,000	CCC	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	257,897
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	70,852
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	86,323
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	89,063
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	106,876
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	156,316
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	43,606
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	57,557
200,000	A+	3.450% due 1/15/27	196,877
100,000	A+	2.950% due 10/15/27	96,547
100,000	A+	3.850% due 6/15/28	98,769
50,000	A+	3.875% due 12/15/28	49,299
100,000	A+	4.250% due 1/15/29	100,109
90,000	A+	4.000% due 5/15/29	89,102
50,000	A+	2.000% due 5/15/30	44,102
100,000	A+	2.300% due 5/15/31	87,406
510,000	A+	4.200% due 5/15/32	498,485
50,000	A+	4.500% due 4/15/33	49,481
170,000	A+	5.000% due 4/15/34	172,913
25,000	A+	5.800% due 3/15/36	27,084
50,000	A+	3.500% due 8/15/39	42,073
25,000	A+	2.750% due 5/15/40	18,729
223,000	A+	3.750% due 10/15/47	179,169
65,000	A+	4.250% due 6/15/48	56,265
30,000	A+	4.450% due 12/15/48	26,932
375,000	A+	3.700% due 8/15/49	296,628
20,000	A+	2.900% due 5/15/50	13,677
474,000	A+	3.250% due 5/15/51	342,936
50,000	A+	4.750% due 5/15/52	46,540
50,000	A+	5.050% due 4/15/53	48,567
120,000	A+	3.875% due 8/15/59	93,297
70,000	A+	3.125% due 5/15/60	46,794
115,000	A+	4.950% due 5/15/62	107,691
53,000	A+	5.200% due 4/15/63	51,532

		Total Healthcare — Services	11,895,686

Home Builders — 0.0%@
130,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	131,175
35,000	BBB	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	36,868

		Total Home Builders	168,043

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Household Products/Wares — 0.0%@
$25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	$18,769

Insurance — 1.4%
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	1.125% due 3/15/26	23,759
25,000	A-	3.600% due 4/1/30	23,887
25,000	A-	4.750% due 1/15/49	23,377
1,000,000	A+	Allianz SE, Subordinated Notes, 6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(d)	1,066,299
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	20,736
25,000	BBB+	5.250% due 3/30/33	25,903
25,000	BBB+	4.200% due 12/15/46	21,354
25,000	BBB+	3.850% due 8/10/49	20,139
		American International Group Inc., Senior Unsecured Notes:
50,000	BBB+	5.125% due 3/27/33	51,053
83,000	BBB+	4.750% due 4/1/48	76,758
25,000	BBB+	4.375% due 6/30/50	21,802
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,979
124,000	A-	3.750% due 5/2/29	120,176
288,000	A-	2.800% due 5/15/30	262,537
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	51,618
		Aon North America Inc., Company Guaranteed Notes:
770,000	A-	5.450% due 3/1/34	797,725
50,000	A-	5.750% due 3/1/54	51,941
25,000	BBB+	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,970
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	25,733
25,000	BBB	3.500% due 5/20/51	18,111
25,000	BBB	5.750% due 3/2/53	25,440
680,000	BBB	6.750% due 2/15/54	786,901
25,000	BBB	5.750% due 7/15/54	25,601
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	22,322
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,671
25,000	A-	3.500% due 1/15/31	23,034
25,000	A-	5.875% due 1/15/34	25,877
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	21,366
50,000	AA	2.875% due 3/15/32	45,612
25,000	AA	5.750% due 1/15/40	27,729
25,000	AA	4.400% due 5/15/42	24,094
50,000	AA	4.200% due 8/15/48	45,004
460,000	AA	4.250% due 1/15/49	418,919
50,000	AA	2.850% due 10/15/50	34,476
25,000	AA	2.500% due 1/15/51	16,194
75,000	AA	3.850% due 3/15/52	61,930
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	24,511
25,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,517
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	24,859
25,000	BBB-	2.375% due 3/15/31	21,350
		Chubb INA Holdings LLC, Company Guaranteed Notes:
95,000	A	3.350% due 5/3/26	93,352
25,000	A	1.375% due 9/15/30	21,229

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.4% — (continued)
$25,000	A	4.150% due 3/13/43	$22,029
50,000	A	3.050% due 12/15/61	33,387
750,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	802,764
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	25,987
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(d)	25,554
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	48,953
50,000	BBB+	3.850% due 4/5/29	48,278
25,000	BBB+	6.050% due 9/15/33	26,613
25,000	BBB+	5.750% due 1/15/34	26,100
25,000	BBB+	4.350% due 4/5/42	21,595
25,000	BBB+	4.400% due 4/5/52	20,836
		Equitable Holdings Inc., Senior Unsecured Notes:
25,000	A-	4.350% due 4/20/28	24,693
25,000	A-	5.594% due 1/11/33	25,882
17,000	A-	5.000% due 4/20/48	15,916
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	17,615
25,000	BBB+	3.125% due 10/15/52	16,413
25,000	BBB+	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 6.000% due 12/7/33(a)	26,122
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,011
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	560,327
25,000	BBB	Hanover Insurance Group Inc. (The), Senior Unsecured Notes, 4.500% due 4/15/26	24,917
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
98,000	BBB+	5.950% due 10/15/36	105,871
4,000	BBB+	4.300% due 4/15/43	3,541
1,000,000	BBB	Hill City Funding Trust, Senior Unsecured Notes, 4.046% due 8/15/41(a)	800,464
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	21,656
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	22,275
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.625% due 12/12/26	24,516
25,000	BBB+	3.800% due 3/1/28	24,318
25,000	BBB+	3.050% due 1/15/30	23,033
1,170,000	BBB+	5.852% due 3/15/34	1,221,058
500,000	BBB+	4.350% due 3/1/48	400,690
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	23,382
		Manulife Financial Corp., Senior Unsecured Notes:
25,000	A	4.150% due 3/4/26	24,882
25,000	A	5.375% due 3/4/46	25,553
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	23,590
25,000	BBB	5.000% due 4/5/46	22,870
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
540,000	A-	2.250% due 11/15/30	478,089
25,000	A-	5.450% due 3/15/53	25,684
25,000	A-	5.700% due 9/15/53	26,657
		MetLife Inc.:
		Junior Subordinated Notes:
1,500,000	BBB	3.850% (5-Year CMT Index + 3.576%)(d)(e)	1,471,149
640,000	BBB	6.400% due 12/15/36	674,449
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	52,412
25,000	A-	6.375% due 6/15/34	27,962
25,000	A-	5.700% due 6/15/35	26,828

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 1.4% — (continued)
$25,000	A-	4.125% due 8/13/42	$21,774
25,000	A-	4.875% due 11/13/43	23,861
25,000	A-	4.721% due 12/15/44	23,066
25,000	A-	4.050% due 3/1/45	21,218
50,000	A-	5.000% due 7/15/52	48,319
25,000	A-	5.250% due 1/15/54	25,170
1,590,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.150% due 3/28/33(a)	1,633,733
500,000	A-	National Life Insurance Co., Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.314%) due 7/19/68(a)(d)	435,414
		Nippon Life Insurance Co., Subordinated Notes:
750,000	A-	2.900% (5-Year CMT Index + 2.600%) due 9/16/51(a)(d)	644,476
2,570,000	A-	5.950% (5-Year CMT Index + 2.590%) due 4/16/54(a)(d)	2,670,491
500,000	AA-	Northwestern Mutual Life Insurance Co. (The), Subordinated Notes, 3.625% due 9/30/59(a)	363,757
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	18,335
1,000,000	BBB	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	921,402
1,330,000	A-	Pine Street Trust III, Senior Unsecured Notes, 6.223% due 5/15/54(a)	1,412,501
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,151
25,000	A-	2.125% due 6/15/30	21,754
25,000	A-	5.375% due 3/15/33	25,798
25,000	A-	5.500% due 3/15/53	25,244
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	23,591
50,000	A	3.000% due 3/15/32	45,400
25,000	A	4.950% due 6/15/33	25,717
25,000	A	4.200% due 3/15/48	21,833
25,000	A	3.950% due 3/26/50	20,741
25,000	A	3.700% due 3/15/52	19,768
		Prudential Financial Inc., Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	24,589
25,000	A	2.100% due 3/10/30	22,258
50,000	A	5.750% due 7/15/33	54,673
25,000	A	5.700% due 12/14/36	26,730
25,000	A	3.000% due 3/10/40	19,419
50,000	A	3.905% due 12/7/47	40,425
25,000	A	3.935% due 12/7/49	20,186
50,000	A	4.350% due 2/25/50	43,497
100,000	A	3.700% due 3/13/51	77,170
1,025,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	1,083,174
775,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	802,021
1,063,000	AA-	RGA Global Funding, Secured Notes, 6.000% due 11/21/28(a)	1,117,876
500,000	BBB+	Sammons Financial Group Inc., Senior Unsecured Notes, 4.750% due 4/8/32(a)	462,408
750,000	A	Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(d)	748,980
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
20,000	AA-	6.850% due 12/16/39(a)	23,503
350,000	AA-	4.900% due 9/15/44(a)	328,968
25,000	BBB	Unum Group, Senior Unsecured Notes, 4.125% due 6/15/51	19,227
		Willis North America Inc., Company Guaranteed Notes:
25,000	BBB+	4.500% due 9/15/28	24,879
25,000	BBB+	2.950% due 9/15/29	23,101
25,000	BBB+	5.900% due 3/5/54	25,786
25,000	BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	18,392

		Total Insurance	25,498,542

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Internet — 0.7%
			Alphabet Inc., Senior Unsecured Notes:
$80,000		AA+	1.100% due 8/15/30	$67,774
90,000		AA+	1.900% due 8/15/40	62,514
100,000		AA+	2.050% due 8/15/50	60,364
50,000		AA+	2.250% due 8/15/60	30,186
			Amazon.com Inc., Senior Unsecured Notes:
250,000		AA	1.000% due 5/12/26	237,274
260,000		AA	3.300% due 4/13/27	254,911
240,000		AA	1.200% due 6/3/27	222,013
220,000		AA	3.150% due 8/22/27	214,698
130,000		AA	3.450% due 4/13/29	127,076
120,000		AA	1.500% due 6/3/30	103,808
320,000		AA	2.100% due 5/12/31	279,915
360,000		AA	3.600% due 4/13/32	343,414
1,130,000		AA	3.875% due 8/22/37	1,039,356
50,000		AA	2.875% due 5/12/41	38,931
210,000		AA	4.950% due 12/5/44	212,613
200,000		AA	4.050% due 8/22/47	174,524
275,000		AA	2.500% due 6/3/50	176,905
75,000		AA	3.100% due 5/12/51	54,242
75,000		AA	3.950% due 4/13/52	63,234
115,000		AA	4.250% due 8/22/57	101,566
50,000		AA	2.700% due 6/3/60	31,226
50,000		AA	3.250% due 5/12/61	35,179
25,000		AA	4.100% due 4/13/62	21,051
			eBay Inc., Senior Unsecured Notes:
50,000		BBB+	1.400% due 5/10/26	47,412
25,000		BBB+	3.650% due 5/10/51	18,800
1,000,000	EUR	B-	Engineering — Ingegneria Informatica — SpA, Senior Secured Notes, 5.875% due 9/30/26(a)	1,074,872
1,000,000		BB+	MercadoLibre Inc., Company Guaranteed Notes, 3.125% due 1/14/31	891,633
			Meta Platforms Inc., Senior Unsecured Notes:
450,000		AA-	4.750% due 8/15/34	453,122
375,000		AA-	4.450% due 8/15/52	336,199
215,000		AA-	4.650% due 8/15/62	194,168
2,110,000		AA-	5.550% due 8/15/64	2,175,734
25,000		A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,605
1,340,000		BBB	Prosus NV, Senior Unsecured Notes, 3.061% due 7/13/31(a)	1,148,072
1,895,000		BBB-	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	1,860,636

			Total Internet	12,179,027

Investment Companies — 0.1%
			Ares Capital Corp., Senior Unsecured Notes:
25,000		BBB-	2.150% due 7/15/26	23,589
25,000		BBB-	7.000% due 1/15/27	25,940
550,000		BBB-	2.875% due 6/15/28	502,605
25,000		BBB-	5.875% due 3/1/29	25,429
			Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000		BBB-	2.625% due 12/15/26	46,933
50,000		BBB-	3.250% due 3/15/27	47,357
25,000		BBB-	6.250% due 1/25/31(a)	25,577
			Blackstone Secured Lending Fund, Senior Unsecured Notes:
25,000		Baa3(b)	2.750% due 9/16/26	23,733
25,000		Baa3(b)	2.850% due 9/30/28	22,651

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Investment Companies — 0.1% — (continued)
		Blue Owl Capital Corp., Senior Unsecured Notes:
$25,000	BBB-	4.250% due 1/15/26	$24,672
25,000	BBB-	3.400% due 7/15/26	24,087
		Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000	BBB-	4.700% due 2/8/27	24,420
25,000	BBB-	7.750% due 9/16/27	26,334
25,000	BBB-	7.750% due 1/15/29	26,614
		FS KKR Capital Corp., Senior Unsecured Notes:
50,000	Baa3(b)	3.400% due 1/15/26	48,565
25,000	Baa3(b)	3.125% due 10/12/28	22,431
200,000	A1(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost — $204,022, acquired 3/14/23), 5.250% due 10/13/32(c)	205,889
		Golub Capital BDC Inc., Senior Unsecured Notes:
25,000	BBB-	2.500% due 8/24/26	23,549
25,000	BBB-	6.000% due 7/15/29	25,208

		Total Investment Companies	1,195,583

Iron/Steel — 0.0%@
		ArcelorMittal SA, Senior Unsecured Notes:
55,000	BBB-	7.000% due 10/15/39	61,206
25,000	BBB-	6.750% due 3/1/41	26,720
		Nucor Corp., Senior Unsecured Notes:
25,000	A-	6.400% due 12/1/37	28,418
25,000	A-	3.850% due 4/1/52	19,892
25,000	A-	2.979% due 12/15/55	15,977
25,000	BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	21,810
25,000	BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	17,076
		Vale Overseas Ltd., Company Guaranteed Notes:
25,000	BBB-	6.875% due 11/21/36	27,535
25,000	BBB-	6.875% due 11/10/39	27,322
25,000	BBB-	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	25,227

		Total Iron/Steel	271,183

Leisure Time — 0.1%
540,000	BB	NCL Corp., Ltd., Senior Secured Notes, 8.125% due 1/15/29(a)	577,978
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
60,000	BB+	5.500% due 4/1/28(a)	60,499
140,000	BB+	6.250% due 3/15/32(a)	144,655
480,000	BB+	6.000% due 2/1/33(a)	491,847
920,000	B-	Sabre GLBL Inc., Senior Secured Notes, 11.250% due 12/15/27(a)	932,598
380,000	B+	Viking Cruises Ltd., Senior Unsecured Notes, 7.000% due 2/15/29(a)	385,231
110,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	107,980

		Total Leisure Time	2,700,788

Lodging — 0.3%
		Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
300,000	BB+	3.625% due 2/15/32(a)	269,093
160,000	BB+	6.125% due 4/1/32(a)	164,117
		Las Vegas Sands Corp., Senior Unsecured Notes:
1,250,000	BB+	2.900% due 6/25/25	1,224,318
110,000	BB+	3.900% due 8/8/29	103,305
160,000	BB+	6.000% due 8/15/29	164,174
1,190,000	BB+	6.200% due 8/15/34	1,218,529
155,000	BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	157,830
210,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 7.625% due 4/17/32(a)	210,663

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Lodging — 0.3% — (continued)
			Sands China Ltd., Senior Unsecured Notes:
$1,150,000		BBB-	5.125% due 8/8/25	$1,144,775
550,000		BBB-	2.300% due 3/8/27	509,578
200,000		BBB-	5.400% due 8/8/28	199,677
200,000		BBB-	2.850% due 3/8/29	179,351

			Total Lodging	5,545,410

Machinery — Construction & Mining — 0.0%@
			Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000		A	0.800% due 11/13/25	191,575
200,000		A	1.700% due 1/8/27	188,968
50,000		A	4.500% due 1/8/27	50,379
			Caterpillar Inc., Senior Unsecured Notes:
50,000		A	3.803% due 8/15/42	42,796
50,000		A	3.250% due 4/9/50	37,437

			Total Machinery — Construction & Mining	511,155

Machinery — Diversified — 0.1%
185,000		BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	184,715
			Deere & Co., Senior Unsecured Notes:
40,000		A	3.100% due 4/15/30	37,613
25,000		A	3.900% due 6/9/42	21,918
155,000		A	3.750% due 4/15/50	129,203
			John Deere Capital Corp., Senior Unsecured Notes:
50,000		A	4.750% due 6/8/26	50,394
50,000		A	1.050% due 6/17/26	47,286
100,000		A	1.700% due 1/11/27	94,417
100,000		A	1.750% due 3/9/27	94,112
400,000	EUR	B	Nova Alexandre III SAS, Senior Secured Notes, 8.935% (3-Month EURIBOR + 5.250%) due 7/15/29(a)(d)	448,284
			Otis Worldwide Corp., Senior Unsecured Notes:
80,000		BBB	2.056% due 4/5/25	78,605
29,000		BBB	5.250% due 8/16/28	29,851
210,000		BBB	2.565% due 2/15/30	189,721

			Total Machinery — Diversified	1,406,119

Media — 1.1%
			CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000		BB-	4.750% due 2/1/32(a)	87,240
100,000		BB-	4.500% due 5/1/32	85,477
370,000		BB-	4.500% due 6/1/33(a)	309,357
790,000		BB-	4.250% due 1/15/34(a)	639,058
			Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
100,000		BBB-	4.908% due 7/23/25	99,690
100,000		BBB-	6.150% due 11/10/26	102,463
410,000		BBB-	3.750% due 2/15/28	392,310
460,000		BBB-	4.200% due 3/15/28	445,310
650,000		BBB-	5.050% due 3/30/29	643,645
1,425,000		BBB-	6.100% due 6/1/29	1,472,924
330,000		BBB-	2.300% due 2/1/32	263,856
210,000		BBB-	4.400% due 4/1/33	191,179
130,000		BBB-	6.550% due 6/1/34	134,825
50,000		BBB-	6.384% due 10/23/35	50,686
50,000		BBB-	5.375% due 4/1/38	45,561
50,000		BBB-	3.500% due 3/1/42	34,524

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.1% — (continued)
$560,000	BBB-	5.375% due 5/1/47	$468,424
402,000	BBB-	5.750% due 4/1/48	349,907
415,000	BBB-	5.125% due 7/1/49	333,550
580,000	BBB-	4.800% due 3/1/50	442,349
422,000	BBB-	3.700% due 4/1/51	268,616
396,000	BBB-	3.900% due 6/1/52	260,042
515,000	BBB-	5.250% due 4/1/53	422,877
108,000	BBB-	3.850% due 4/1/61	65,783
101,000	BBB-	3.950% due 6/30/62	62,655
130,000	BBB-	5.500% due 4/1/63	104,925
		Comcast Corp., Company Guaranteed Notes:
40,000	A-	3.950% due 10/15/25	39,691
80,000	A-	3.150% due 3/1/26	78,521
100,000	A-	2.350% due 1/15/27	95,644
70,000	A-	3.300% due 4/1/27	68,307
1,720,000	A-	4.150% due 10/15/28	1,707,925
90,000	A-	3.400% due 4/1/30	85,337
270,000	A-	4.250% due 10/15/30	267,170
45,000	A-	1.950% due 1/15/31	38,495
188,000	A-	1.500% due 2/15/31	156,408
282,000	A-	4.800% due 5/15/33	284,107
7,000	A-	6.500% due 11/15/35	7,920
25,000	A-	3.200% due 7/15/36	21,140
75,000	A-	3.900% due 3/1/38	66,575
20,000	A-	3.250% due 11/1/39	16,054
20,000	A-	3.750% due 4/1/40	17,038
27,000	A-	4.750% due 3/1/44	25,147
20,000	A-	3.400% due 7/15/46	15,179
30,000	A-	4.000% due 8/15/47	24,696
153,000	A-	3.969% due 11/1/47	125,390
20,000	A-	4.000% due 3/1/48	16,415
43,000	A-	3.999% due 11/1/49	35,111
60,000	A-	3.450% due 2/1/50	44,633
570,000	A-	2.800% due 1/15/51	370,289
149,000	A-	2.887% due 11/1/51	97,864
1,051,000	A-	4.049% due 11/1/52	858,399
389,000	A-	2.937% due 11/1/56	248,253
20,000	A-	4.950% due 10/15/58	18,915
79,000	A-	2.650% due 8/15/62	45,782
600,000	A-	2.987% due 11/1/63	371,918
1,500,000	CCC+	CSC Holdings LLC, Company Guaranteed Notes, 4.500% due 11/15/31(a)	998,483
50,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 4.900% due 3/11/26	49,723
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	CCC-	7.750% due 7/1/26	94,331
70,000	CCC-	5.125% due 6/1/29	31,973
60,000	CCC	Senior Secured Notes, 5.250% due 12/1/26(a)	51,499
421,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	378,816
		Fox Corp., Senior Unsecured Notes:
220,000	BBB	6.500% due 10/13/33	238,574
290,000	BBB	5.476% due 1/25/39	289,435
		Paramount Global, Senior Unsecured Notes:
42,000	BB+	5.850% due 9/1/43	35,870
43,000	BB+	5.250% due 4/1/44	33,288
34,000	BB+	4.900% due 8/15/44	25,772

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Media — 1.1% — (continued)
$50,000		BB+	4.600% due 1/15/45	$35,973
48,000		BB+	4.950% due 5/19/50	35,928
710,000		BB	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(a)	691,656
290,000		BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	330,940
			Time Warner Cable LLC, Senior Secured Notes:
75,000		BBB-	6.550% due 5/1/37	74,121
255,000		BBB-	7.300% due 7/1/38	267,235
25,000		BBB-	6.750% due 6/15/39	24,902
270,000		BBB-	5.875% due 11/15/40	244,264
1,852,000		BBB-	5.500% due 9/1/41	1,606,819
200,000		A-	TWDC Enterprises 18 Corp., Company Guaranteed Notes, 1.850% due 7/30/26	191,177
			Walt Disney Co. (The), Company Guaranteed Notes:
200,000		A-	3.700% due 3/23/27	197,588
100,000		A-	2.200% due 1/13/28	93,910
25,000		A-	6.200% due 12/15/34	28,116
25,000		A-	6.400% due 12/15/35	28,404
30,000		A-	6.650% due 11/15/37	35,006
50,000		A-	3.500% due 5/13/40	41,552
50,000		A-	2.750% due 9/1/49	33,286
100,000		A-	3.600% due 1/13/51	78,148
800,000	EUR	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 3.375% due 2/28/30(a)	788,705

			Total Media	20,081,050

Mining — 0.3%
			Anglo American Capital PLC, Company Guaranteed Notes:
550,000		BBB	3.625% due 9/11/24(a)	549,723
270,000		BBB	4.750% due 4/10/27(a)	269,750
			Barrick North America Finance LLC, Company Guaranteed Notes:
95,000		BBB+	5.700% due 5/30/41	98,331
225,000		BBB+	5.750% due 5/1/43	232,868
25,000		BBB+	Barrick PD Australia Finance Pty Ltd., Company Guaranteed Notes, 5.950% due 10/15/39	26,482
			BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000		A-	5.250% due 9/8/30	26,053
50,000		A-	5.250% due 9/8/33	51,664
25,000		A-	4.125% due 2/24/42	22,137
225,000		A-	5.000% due 9/30/43	220,829
25,000		A-	5.500% due 9/8/53	26,171
			First Quantum Minerals Ltd.:
200,000		B	Company Guaranteed Notes, 6.875% due 10/15/27(a)	198,576
200,000		B	Secured Notes, 9.375% due 3/1/29(a)	213,176
			Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000		BBB-	4.550% due 11/14/24	9,974
25,000		BBB-	4.125% due 3/1/28	24,577
70,000		BBB-	5.400% due 11/14/34	71,650
670,000		BBB-	5.450% due 3/15/43	656,401
			Glencore Funding LLC, Company Guaranteed Notes:
260,000		BBB+	4.000% due 3/27/27(a)	255,408
1,000,000		BBB+	3.375% due 9/23/51(a)	667,015
25,000		BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	26,839
			Newmont Corp., Company Guaranteed Notes:
61,000		BBB+	2.600% due 7/15/32	53,262
133,000		BBB+	5.875% due 4/1/35	143,294
			Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
50,000		A	5.200% due 11/2/40	50,617
25,000		A	2.750% due 11/2/51	16,409

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Mining — 0.3% — (continued)
			Rio Tinto Finance USA PLC, Company Guaranteed Notes:
$50,000		A	5.000% due 3/9/33	$51,641
25,000		A	4.750% due 3/22/42	24,056
25,000		A	4.125% due 8/21/42	22,066
25,000		A	5.125% due 3/9/53	24,927
			Southern Copper Corp., Senior Unsecured Notes:
25,000		BBB+	6.750% due 4/16/40	28,174
935,000		BBB+	5.250% due 11/8/42	903,322
50,000		BBB+	5.875% due 4/23/45	51,307
			Yamana Gold Inc., Company Guaranteed Notes:
90,000		BBB-	4.625% due 12/15/27	89,186
25,000		BBB-	2.630% due 8/15/31	21,398

			Total Mining	5,127,283

Miscellaneous Manufacturers — 0.0%@
			3M Co., Senior Unsecured Notes:
50,000		BBB+	2.250% due 9/19/26	47,783
25,000		BBB+	4.000% due 9/14/48	21,293
50,000		BBB+	3.250% due 8/26/49	36,338
25,000		BBB+	3.700% due 4/15/50	19,505
			Eaton Corp., Company Guaranteed Notes:
185,000		A-	4.150% due 11/2/42	164,699
25,000		A-	4.700% due 8/23/52	23,572
25,000		BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	20,758
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	210,802

			Total Miscellaneous Manufacturers	544,750

Multi-National — 0.3%
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	4.250% due 1/9/26	200,053
200,000		AAA	4.125% due 1/12/27	201,063
200,000		AAA	2.500% due 11/2/27	192,183
1,000,000	EUR	Baa1(b)	Banque Ouest Africaine de Developpement, Senior Unsecured Notes, (Cost — $866,694, acquired 5/30/24), 2.750% due 1/22/33(c)	913,986
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	202,560
100,000		AAA	4.125% due 2/13/34	101,358
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	2.000% due 7/23/26	192,632
200,000		AAA	1.500% due 1/13/27	189,110
200,000		AAA	4.375% due 2/1/27	201,985
253,000,000	INR	Aaa(b)	7.350% due 10/6/30	3,082,113

			Total Multi-National	5,477,043

Office/Business Equipment — 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	23,459

Oil & Gas — 1.3%
2,000,000	EUR	BBB	Aker BP ASA, Senior Unsecured Notes, (Cost — $1,956,812, acquired 3/7/24), 1.125% due 5/12/29(c)	2,001,570
			Apache Corp., Senior Unsecured Notes:
60,000		BB+	7.750% due 12/15/29	66,382
159,000		BB+	4.250% due 1/15/30	151,907
79,000		BB+	5.100% due 9/1/40	69,938
20,000		BB+	5.250% due 2/1/42	17,855
132,000		BB+	4.750% due 4/15/43	107,966

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.3% — (continued)
$60,000	BB+	4.250% due 1/15/44	$44,962
90,000	BB+	5.350% due 7/1/49	76,777
289,024	BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	303,449
		BP Capital Markets America Inc., Company Guaranteed Notes:
70,000	A-	3.410% due 2/11/26	68,983
250,000	A-	3.017% due 1/16/27	242,797
190,000	A-	3.588% due 4/14/27	186,858
110,000	A-	3.633% due 4/6/30	105,939
50,000	A-	4.812% due 2/13/33	50,064
93,000	A-	4.989% due 4/10/34	94,089
50,000	A-	2.772% due 11/10/50	32,586
100,000	A-	2.939% due 6/4/51	67,334
50,000	A-	3.001% due 3/17/52	33,947
50,000	A-	3.379% due 2/8/61	34,740
1,000,000	BBB	BP Capital Markets PLC, Company Guaranteed Notes, 6.450% (5-Year CMT Index + 2.153%)(d)(e)	1,042,815
70,000	AA-	Chevron Corp., Senior Unsecured Notes, 1.995% due 5/11/27	66,320
		Chevron USA Inc., Company Guaranteed Notes:
10,000	AA-	3.850% due 1/15/28	9,935
25,000	AA-	2.343% due 8/12/50	15,392
25,000	A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	29,622
25,000	A-	ConocoPhillips, Company Guaranteed Notes, 6.500% due 2/1/39	28,700
		ConocoPhillips Co., Company Guaranteed Notes:
25,000	A-	5.050% due 9/15/33	25,668
25,000	A-	3.800% due 3/15/52	19,844
50,000	A-	5.300% due 5/15/53	49,868
25,000	A-	5.550% due 3/15/54	25,764
50,000	A-	4.025% due 3/15/62	39,676
25,000	A-	5.700% due 9/15/63	26,170
		Continental Resources Inc., Company Guaranteed Notes:
180,000	BBB-	2.268% due 11/15/26(a)	170,032
640,000	BBB-	4.375% due 1/15/28	628,102
120,000	BBB-	5.750% due 1/15/31(a)	121,808
30,000	BBB-	4.900% due 6/1/44	25,580
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	931,201
150,000	BBB	4.375% due 3/15/29	146,960
		Devon Energy Corp., Senior Unsecured Notes:
190,000	BBB	5.850% due 12/15/25	192,151
32,000	BBB	5.250% due 10/15/27	32,211
142,000	BBB	5.875% due 6/15/28	143,478
129,000	BBB	4.500% due 1/15/30	127,737
25,000	BBB	5.200% due 9/15/34	24,755
460,000	BBB	5.600% due 7/15/41	450,078
10,000	BBB	4.750% due 5/15/42	8,793
680,000	BBB	5.000% due 6/15/45	608,449
		Diamondback Energy Inc., Company Guaranteed Notes:
314,000	BBB-	3.250% due 12/1/26	305,606
794,000	BBB-	3.500% due 12/1/29	750,786
344,000	BBB-	3.125% due 3/24/31	310,683
330,000	BBB-	4.400% due 3/24/51	274,424
860,000	BB+	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	639,844
1,490,000	A-	Eni SpA, Senior Unsecured Notes, 5.950% due 5/15/54(a)	1,536,664

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.3% — (continued)
		EOG Resources Inc., Senior Unsecured Notes:
$100,000	A-	4.150% due 1/15/26	$99,763
210,000	A-	4.375% due 4/15/30	210,397
510,000	A-	3.900% due 4/1/35	471,279
210,000	A-	4.950% due 4/15/50	199,679
		EQT Corp., Senior Unsecured Notes:
1,034,000	BBB-	3.900% due 10/1/27	1,010,971
52,000	BBB-	5.700% due 4/1/28	53,451
201,000	BBB-	5.000% due 1/15/29	202,144
200,000	BBB-	3.625% due 5/15/31(a)	181,724
128,000	BBB-	5.750% due 2/1/34	130,882
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	48,920
50,000	AA-	3.250% due 11/18/49	36,786
25,000	AA-	3.700% due 4/6/50	19,915
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	173,405
460,000	AA-	4.227% due 3/19/40	423,582
145,000	AA-	4.114% due 3/1/46	126,640
185,000	AA-	4.327% due 3/19/50	164,645
200,000	AA-	3.452% due 4/15/51	152,569
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	78,060
25,000	BBB-	Marathon Oil Corp., Senior Unsecured Notes, 6.600% due 10/1/37	28,009
25,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	26,984
		Occidental Petroleum Corp., Senior Unsecured Notes:
740,000	BB+	5.550% due 3/15/26	746,759
90,000	BB+	3.400% due 4/15/26	87,804
140,000	BB+	7.500% due 5/1/31	158,951
75,000	BB+	7.875% due 9/15/31	86,641
50,000	BB+	5.550% due 10/1/34	50,828
50,000	BB+	6.450% due 9/15/36	54,304
25,000	BB+	6.200% due 3/15/40	26,261
90,000	BB+	4.625% due 6/15/45	74,334
50,000	BB+	6.600% due 3/15/46	54,222
30,000	BB+	4.100% due 2/15/47	22,511
690,000	BB+	4.200% due 3/15/48	534,791
50,000	BB+	6.050% due 10/1/54	51,141
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	187,106
140,000	BB	Permian Resources Operating LLC, Company Guaranteed Notes, 6.250% due 2/1/33(a)	143,792
1,860,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,881,163
		Petroleos Mexicanos, Company Guaranteed Notes:
117,000	BBB	6.625% due 6/15/35	92,243
465,000	BBB	6.750% due 9/21/47	318,422
68,000	BBB	6.350% due 2/12/48	44,999
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	AA-	1.125% due 1/15/26	28,672
102,000	AA-	5.100% due 3/29/26	103,021
50,000	AA-	1.900% due 8/15/30	43,577
330,000	AA-	2.150% due 1/15/31	287,330
50,000	BB+	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,755
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	333,335
		Shell International Finance BV, Company Guaranteed Notes:
610,000	A+	3.875% due 11/13/28	603,569
60,000	A+	2.750% due 4/6/30	55,475
25,000	A+	4.125% due 5/11/35	23,932

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.3% — (continued)
$90,000	A+	4.550% due 8/12/43	$84,522
140,000	A+	4.375% due 5/11/45	125,169
340,000	A+	4.000% due 5/10/46	286,165
50,000	A+	3.750% due 9/12/46	40,393
480,000	A+	3.250% due 4/6/50	349,695
50,000	A+	3.000% due 11/26/51	34,391
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,880
1,340,000	BB+	5.375% due 3/15/30	1,329,208
70,000	BB+	4.750% due 2/1/32	66,381
50,000	A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	35,686
50,000	A+	TotalEnergies Capital SA, Company Guaranteed Notes, 5.150% due 4/5/34	51,751
25,000	BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	27,680

		Total Oil & Gas	24,992,923

Oil & Gas Services — 0.0%@
		Halliburton Co., Senior Unsecured Notes:
20,000	BBB+	4.850% due 11/15/35	19,767
150,000	BBB+	5.000% due 11/15/45	141,045
171,000	A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(a)	168,138

		Total Oil & Gas Services	328,950

Packaging & Containers — 0.1%
94,000	BBB	Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	82,008
1,210,000	B	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.000% due 6/15/27(a)	1,210,717
25,000	BBB-	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34(a)	25,467
315,000	CCC+	Clydesdale Acquisition Holdings Inc., Company Guaranteed Notes, 8.750% due 4/15/30(a)	314,548
		Packaging Corp. of America, Senior Unsecured Notes:
25,000	BBB	5.700% due 12/1/33	26,318
25,000	BBB	3.050% due 10/1/51	17,224
		WRKCo Inc., Company Guaranteed Notes:
50,000	BBB	3.900% due 6/1/28	48,692
25,000	BBB	4.900% due 3/15/29	25,292

		Total Packaging & Containers	1,750,266

Pharmaceuticals — 1.4%
		AbbVie Inc., Senior Unsecured Notes:
730,000	A-	2.600% due 11/21/24	725,610
20,000	A-	3.800% due 3/15/25	19,863
100,000	A-	3.600% due 5/14/25	99,064
450,000	A-	2.950% due 11/21/26	437,389
100,000	A-	4.800% due 3/15/27	101,368
400,000	A-	4.800% due 3/15/29	408,759
1,430,000	A-	3.200% due 11/21/29	1,355,875
180,000	A-	4.950% due 3/15/31	185,406
240,000	A-	5.050% due 3/15/34	247,555
551,000	A-	4.550% due 3/15/35	543,651
611,000	A-	4.500% due 5/14/35	601,484
10,000	A-	4.875% due 11/14/48	9,645
355,000	A-	4.250% due 11/21/49	310,567
75,000	A-	5.400% due 3/15/54	77,965
50,000	A+	Astrazeneca Finance LLC, Company Guaranteed Notes, 5.000% due 2/26/34	51,538

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.4% — (continued)
		AstraZeneca PLC, Senior Unsecured Notes:
$25,000	A+	4.000% due 9/18/42	$21,974
25,000	A+	4.375% due 11/16/45	22,871
25,000	A+	4.375% due 8/17/48	22,648
25,000	A+	2.125% due 8/6/50	14,750
25,000	A+	3.000% due 5/28/51	17,654
		Becton Dickinson & Co., Senior Unsecured Notes:
17,000	BBB	3.734% due 12/15/24	16,920
243,000	BBB	4.693% due 2/13/28	244,446
67,000	BBB	4.685% due 12/15/44	61,069
25,000	BBB	4.669% due 6/6/47	22,650
25,000	BBB	3.794% due 5/20/50	19,809
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	A	4.900% due 2/22/27	101,613
41,000	A	3.400% due 7/26/29	39,411
493,000	A	5.100% due 2/22/31	510,064
610,000	A	5.200% due 2/22/34	633,314
98,000	A	4.125% due 6/15/39	88,879
50,000	A	3.550% due 3/15/42	40,925
50,000	A	4.350% due 11/15/47	43,623
50,000	A	4.550% due 2/20/48	45,092
100,000	A	4.250% due 10/26/49	85,685
50,000	A	2.550% due 11/13/50	31,152
100,000	A	3.700% due 3/15/52	76,994
160,000	A	5.550% due 2/22/54	165,725
50,000	A	3.900% due 3/15/62	38,312
90,000	A	5.650% due 2/22/64	93,072
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	97,489
1,030,000	A-	4.375% due 10/15/28	1,024,598
880,000	A-	4.800% due 8/15/38	845,911
50,000	A-	4.800% due 7/15/46	45,580
25,000	A-	3.875% due 10/15/47	19,638
105,000	A-	4.900% due 12/15/48	96,184
		Senior Unsecured Notes:
160,000	A-	2.375% due 3/15/31	139,212
20,000	A-	3.200% due 3/15/40	15,482
50,000	A-	3.400% due 3/15/50	35,784
50,000	A-	3.400% due 3/15/51	35,572
25,000	A-	5.600% due 2/15/54	25,242
		CVS Health Corp., Senior Unsecured Notes:
6,000	BBB	3.875% due 7/20/25	5,941
200,000	BBB	5.000% due 2/20/26	200,636
200,000	BBB	2.875% due 6/1/26	194,019
50,000	BBB	3.625% due 4/1/27	48,952
534,000	BBB	4.300% due 3/25/28	527,616
591,000	BBB	5.000% due 1/30/29	599,418
620,000	BBB	3.750% due 4/1/30	587,967
944,000	BBB	2.125% due 9/15/31	784,839
540,000	BBB	4.780% due 3/25/38	497,006
50,000	BBB	4.125% due 4/1/40	41,927
170,000	BBB	5.125% due 7/20/45	153,876
910,000	BBB	5.050% due 3/25/48	809,470
30,000	BBB	4.250% due 4/1/50	23,652
85,346	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	86,435

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.4% — (continued)
		Eli Lilly & Co., Senior Unsecured Notes:
$100,000	A+	4.500% due 2/9/27	$100,914
595,000	A+	4.700% due 2/9/34	603,213
200,000	A+	4.600% due 8/14/34	200,745
25,000	A+	3.950% due 3/15/49	21,380
25,000	A+	4.875% due 2/27/53	24,562
110,000	A+	5.000% due 2/9/54	109,876
25,000	A+	4.150% due 3/15/59	21,378
25,000	A+	4.950% due 2/27/63	24,471
475,000	A+	5.100% due 2/9/64	475,575
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	57,393
		Johnson & Johnson, Senior Unsecured Notes:
50,000	AAA	4.950% due 6/1/34	52,344
460,000	AAA	3.625% due 3/3/37	418,682
50,000	AAA	3.700% due 3/1/46	42,386
25,000	AAA	2.450% due 9/1/60	15,200
		Merck & Co., Inc., Senior Unsecured Notes:
190,000	A+	1.450% due 6/24/30	162,748
25,000	A+	3.900% due 3/7/39	22,520
25,000	A+	3.600% due 9/15/42	20,752
50,000	A+	4.150% due 5/18/43	44,701
50,000	A+	3.700% due 2/10/45	41,121
50,000	A+	4.000% due 3/7/49	42,344
50,000	A+	2.450% due 6/24/50	31,335
390,000	A+	2.750% due 12/10/51	257,530
50,000	A+	5.000% due 5/17/53	49,280
50,000	A+	2.900% due 12/10/61	31,383
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	146,934
140,000	A	1.700% due 5/28/30	121,929
25,000	A	4.000% due 12/15/36	23,406
25,000	A	3.900% due 3/15/39	22,336
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.450% due 5/19/26	200,189
416,000	A	4.750% due 5/19/33	418,503
1,947,000	A	5.300% due 5/19/53	1,960,366
158,000	A	5.340% due 5/19/63	157,343
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	224,848
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB-	7.125% due 1/31/25	220,630
1,820,000	BB-	3.150% due 10/1/26	1,744,576
720,000	BB-	5.125% due 5/9/29	713,610
		Utah Acquisition Sub Inc., Company Guaranteed Notes:
100,000	BBB-	3.950% due 6/15/26	98,620
25,000	BBB-	5.250% due 6/15/46	21,723
2,050,000	BBB-	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	1,459,191
180,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	196,960
		Zoetis Inc., Senior Unsecured Notes:
25,000	BBB	4.700% due 2/1/43	23,295
25,000	BBB	3.950% due 9/12/47	20,584

		Total Pharmaceuticals	25,223,713

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.7%
$140,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	$146,934
935,000	BBB-	Boardwalk Pipelines LP, Company Guaranteed Notes, 3.400% due 2/15/31	844,951
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	44,355
580,000	A	3.302% due 1/15/35(a)	494,313
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
272,000	BBB	5.125% due 6/30/27	274,785
399,000	BBB	3.700% due 11/15/29	379,948
		Cheniere Energy Partners LP, Company Guaranteed Notes:
147,000	BBB-	4.500% due 10/1/29	143,946
143,000	BBB-	4.000% due 3/1/31	134,967
486,000	BBB-	3.250% due 1/31/32	431,522
105,000	BBB-	5.950% due 6/30/33	110,599
		Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
670,000	Baa1(b)	6.036% due 11/15/33(a)	708,025
100,000	Baa1(b)	6.544% due 11/15/53(a)	111,229
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	43,697
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.900% due 11/15/26	102,816
50,000	BBB+	2.500% due 8/1/33	41,448
25,000	BBB+	5.625% due 4/5/34	25,837
50,000	BBB+	3.400% due 8/1/51	35,697
50,000	BBB+	6.700% due 11/15/53	56,945
995,000	BBB+	5.950% due 4/5/54	1,031,552
1,845,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	1,766,637
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	245,363
		Junior Subordinated Notes:
795,000	BB+	6.500% (5-Year CMT Index + 5.694%)(d)(e)	790,726
180,000	BB+	6.750% (5-Year CMT Index + 5.134%)(d)(e)	179,706
240,000	BB+	7.125% (5-Year CMT Index + 5.306%)(d)(e)	240,641
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(d)	431,155
		Senior Unsecured Notes:
149,000	BBB	5.500% due 6/1/27	151,963
76,000	BBB	5.550% due 2/15/28	78,154
30,000	BBB	4.950% due 6/15/28	30,320
800,000	BBB	3.750% due 5/15/30	756,924
280,000	BBB	5.550% due 5/15/34	287,452
25,000	BBB	5.800% due 6/15/38	25,661
90,000	BBB	6.100% due 2/15/42	91,863
340,000	BBB	5.300% due 4/1/44	318,615
18,000	BBB	5.300% due 4/15/47	16,757
750,000	BBB	6.250% due 4/15/49	780,410
347,000	BBB	5.000% due 5/15/50	308,977
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	100,798
100,000	A-	3.950% due 2/15/27	99,271
660,000	A-	4.150% due 10/16/28	656,024
1,550,000	A-	2.800% due 1/31/30	1,433,703
50,000	A-	4.850% due 1/31/34	50,261
150,000	A-	6.650% due 10/15/34	168,985
50,000	A-	4.950% due 2/15/35	50,261

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.7% — (continued)
$250,000	A-	4.850% due 3/15/44	$233,971
25,000	A-	5.100% due 2/15/45	24,246
25,000	A-	4.250% due 2/15/48	21,326
50,000	A-	4.800% due 2/1/49	45,934
50,000	A-	4.200% due 1/31/50	42,031
130,000	A-	3.700% due 1/31/51	100,109
25,000	A-	3.200% due 2/15/52	17,381
50,000	A-	3.300% due 2/15/53	35,107
180,000	A-	5.550% due 2/16/55	183,704
180,000	A-	3.950% due 1/31/60	138,704
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(d)	56,496
1,250,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(a)	1,314,944
25,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	28,121
		Kinder Morgan Inc., Company Guaranteed Notes:
290,000	BBB	4.300% due 3/1/28	288,581
560,000	BBB	5.000% due 2/1/29	567,521
50,000	BBB	5.550% due 6/1/45	48,633
25,000	BBB	5.200% due 3/1/48	23,126
55,000	BBB	3.250% due 8/1/50	36,968
132,000	BBB	3.600% due 2/15/51	94,483
25,000	BBB	5.450% due 8/1/52	23,858
		MPLX LP, Senior Unsecured Notes:
10,000	BBB	4.875% due 6/1/25	9,982
100,000	BBB	1.750% due 3/1/26	95,646
100,000	BBB	4.125% due 3/1/27	98,923
850,000	BBB	4.800% due 2/15/29	858,330
200,000	BBB	4.500% due 4/15/38	182,782
330,000	BBB	4.700% due 4/15/48	285,016
100,000	BBB	5.500% due 2/15/49	96,258
50,000	BBB	4.950% due 3/14/52	44,391
445,000	BB	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	457,250
224,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	220,386
		ONEOK Inc.:
		Company Guaranteed Notes:
120,000	BBB	5.550% due 11/1/26	122,270
200,000	BBB	5.800% due 11/1/30	211,368
415,000	BBB	6.050% due 9/1/33	438,398
25,000	BBB	5.150% due 10/15/43	23,621
100,000	BBB	5.200% due 7/15/48	92,063
25,000	BBB	4.850% due 2/1/49	21,891
50,000	BBB	3.950% due 3/1/50	38,103
25,000	BBB	4.500% due 3/15/50	20,528
455,000	BBB	6.625% due 9/1/53	502,682
200,000	BBB	Senior Unsecured Notes, 5.000% due 3/1/26	200,400
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,634
250,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	249,028
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	523,303
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
321,000	BBB+	5.000% due 3/15/27	323,228
140,000	BBB+	4.200% due 3/15/28	138,240
284,000	BBB+	5.900% due 9/15/37	299,722
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	304,734
2,030,000	B+	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	1,936,646

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.7% — (continued)
		Targa Resources Corp., Company Guaranteed Notes:
$222,000	BBB	6.150% due 3/1/29	$234,548
130,000	BBB	4.200% due 2/1/33	121,058
100,000	BBB	6.500% due 2/15/53	109,670
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB	6.500% due 7/15/27	50,588
240,000	BBB	5.000% due 1/15/28	240,454
20,000	BBB	6.875% due 1/15/29	20,571
188,000	BBB	5.500% due 3/1/30	190,717
639,000	BBB	4.875% due 2/1/31	628,038
40,000	BBB	4.000% due 1/15/32	37,186
690,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	625,819
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
25,000	BBB+	5.000% due 10/16/43	23,792
25,000	BBB+	4.875% due 5/15/48	23,056
25,000	BBB+	5.100% due 3/15/49	23,915
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
835,000	BBB	7.850% due 2/1/26	863,692
237,000	BBB	4.000% due 3/15/28	232,272
238,000	BBB	4.600% due 3/15/48	207,613
110,000	BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	97,894
		Venture Global LNG Inc., Senior Secured Notes:
975,000	BB	9.500% due 2/1/29(a)	1,099,375
330,000	BB	7.000% due 1/15/30(a)	337,637
		Western Midstream Operating LP, Senior Unsecured Notes:
10,000	BBB-	3.100% due 2/1/25	9,889
100,000	BBB-	4.650% due 7/1/26	99,580
40,000	BBB-	4.500% due 3/1/28	39,589
630,000	BBB-	4.050% due 2/1/30	603,434
115,000	BBB-	5.250% due 2/1/50	104,048
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	56,660
370,000	BBB	7.750% due 6/15/31	416,011
116,000	BBB	8.750% due 3/15/32	141,022

		Total Pipelines	32,010,388

Private Equity — 0.0%@
		Brookfield Finance Inc., Company Guaranteed Notes:
100,000	A-	4.250% due 6/2/26	99,210
50,000	A-	3.900% due 1/25/28	48,864
25,000	A-	4.850% due 3/29/29	25,294
25,000	A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	17,972

		Total Private Equity	191,340

Real Estate Investment Trusts (REITs) — 1.4%
		Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000	BBB+	3.950% due 1/15/27	24,588
25,000	BBB+	3.950% due 1/15/28	24,489
25,000	BBB+	4.500% due 7/30/29	24,794
25,000	BBB+	1.875% due 2/1/33	19,689
25,000	BBB+	4.750% due 4/15/35	24,194
675,000	BBB+	3.550% due 3/15/52	479,656
25,000	BBB+	5.625% due 5/15/54	24,710

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.4% — (continued)
			American Homes 4 Rent LP, Senior Unsecured Notes:
$25,000		BBB	4.250% due 2/15/28	$24,580
25,000		BBB	3.625% due 4/15/32	22,758
25,000		BBB	5.500% due 2/1/34	25,488
			American Tower Corp., Senior Unsecured Notes:
200,000		BBB-	1.600% due 4/15/26	190,066
200,000		BBB-	3.650% due 3/15/27	195,431
243,000		BBB-	5.800% due 11/15/28	254,252
186,000		BBB-	3.800% due 8/15/29	178,600
208,000		BBB-	2.100% due 6/15/30	181,080
137,000		BBB-	1.875% due 10/15/30	116,303
106,000		BBB-	2.700% due 4/15/31	93,415
47,000		BBB-	2.300% due 9/15/31	39,964
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	23,844
25,000		A-	2.300% due 3/1/30	22,412
25,000		A-	5.000% due 2/15/33	25,259
25,000		A-	5.300% due 12/7/33	25,742
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	24,369
25,000		BBB	3.400% due 6/21/29	23,110
25,000		BBB	3.250% due 1/30/31	22,003
25,000		BBB	2.450% due 10/1/33	19,490
25,000		BBB	6.500% due 1/15/34	26,532
950,000		BB+	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.050% due 3/15/28	1,011,652
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	25,315
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	24,898
			Crown Castle Inc., Senior Unsecured Notes:
200,000		BBB	1.050% due 7/15/26	187,628
200,000		BBB	4.000% due 3/1/27	197,156
159,000		BBB	5.000% due 1/11/28	160,488
263,000		BBB	3.800% due 2/15/28	255,683
69,000		BBB	3.100% due 11/15/29	63,820
183,000		BBB	2.250% due 1/15/31	156,378
141,000		BBB	2.100% due 4/1/31	118,421
180,000		BBB	2.500% due 7/15/31	154,207
			CubeSmart LP, Company Guaranteed Notes:
25,000		BBB	3.125% due 9/1/26	24,246
25,000		BBB	2.500% due 2/15/32	21,357
560,000	EUR	Baa2(b)	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost — $442,530, acquired 3/30/23), 0.625% due 7/15/31(c)	500,023
25,000		BBB	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,577
			EPR Properties, Senior Unsecured Notes:
1,025,000		BBB-	3.750% due 8/15/29	950,426
500,000		BBB-	3.600% due 11/15/31	440,436
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB	1.550% due 3/15/28	117,241
183,000		BBB	2.000% due 5/15/28	167,386
333,000		BBB	3.200% due 11/18/29	311,027
270,000		BBB	2.500% due 5/15/31	234,868
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	24,251
25,000		A-	4.150% due 12/1/28	24,764
25,000		A-	3.000% due 7/1/29	23,441
25,000		A-	2.500% due 2/15/30	22,663
25,000		A-	1.850% due 8/1/31	21,028

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.4% — (continued)
$1,350,000		BBB-	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	$1,157,074
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	24,417
25,000		BBB+	4.000% due 3/1/29	24,279
256,000		BBB+	Extra Space Storage LP, Company Guaranteed Notes, 5.700% due 4/1/28	264,402
25,000		BBB+	Federal Realty OP LP, Senior Unsecured Notes, 1.250% due 2/15/26	23,765
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
20,000		BBB-	5.375% due 4/15/26	20,045
407,000		BBB-	5.300% due 1/15/29	410,712
462,000		BBB-	4.000% due 1/15/30	437,002
799,000		BBB-	4.000% due 1/15/31	744,053
673,000		BBB-	3.250% due 1/15/32	587,936
750,000		BBB-	6.750% due 12/1/33	818,351
25,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	22,432
25,000		BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	21,588
246,000		BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	223,538
			Kilroy Realty LP, Company Guaranteed Notes:
25,000		BBB	4.250% due 8/15/29	23,393
25,000		BBB	2.650% due 11/15/33	19,194
			Kimco Realty OP LLC, Company Guaranteed Notes:
25,000		BBB+	3.800% due 4/1/27	24,503
25,000		BBB+	3.200% due 4/1/32	22,293
25,000		BBB+	4.600% due 2/1/33	24,463
25,000		A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	25,091
			NNN REIT Inc., Senior Unsecured Notes:
124,000		BBB+	3.100% due 4/15/50	83,595
268,000		BBB+	3.500% due 4/15/51	194,502
			Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000		BBB-	4.750% due 1/15/28	24,778
1,525,000		BBB-	3.625% due 10/1/29	1,418,988
1,250,000		BBB-	Piedmont Operating Partnership LP, Company Guaranteed Notes, 2.750% due 4/1/32	983,592
			Prologis LP, Senior Unsecured Notes:
25,000		A	4.875% due 6/15/28	25,449
297,000		A	2.250% due 4/15/30	265,616
25,000		A	4.625% due 1/15/33	24,831
25,000		A	5.125% due 1/15/34	25,599
25,000		A	5.000% due 3/15/34	25,304
25,000		A	5.250% due 6/15/53	24,866
			Public Storage Operating Co., Company Guaranteed Notes:
25,000		A	1.850% due 5/1/28	22,843
25,000		A	3.385% due 5/1/29	24,081
25,000		A	2.250% due 11/9/31	21,407
25,000		A	5.100% due 8/1/33	25,640
			Realty Income Corp., Senior Unsecured Notes:
57,000		A-	3.100% due 12/15/29	53,303
74,000		A-	3.250% due 1/15/31	68,035
184,000		A-	5.125% due 2/15/34	185,722
270,000	EUR	A-	5.125% due 7/6/34	327,473
			Regency Centers LP, Company Guaranteed Notes:
25,000		BBB+	3.600% due 2/1/27	24,452
25,000		BBB+	5.250% due 1/15/34	25,478
2,000,000		BBB-	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	2,004,803
210,000		BB	Service Properties Trust, Company Guaranteed Notes, 8.375% due 6/15/29	208,161

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.4% — (continued)
		Simon Property Group LP, Senior Unsecured Notes:
$50,000	A-	3.500% due 9/1/25	$49,418
25,000	A-	3.300% due 1/15/26	24,572
50,000	A-	3.375% due 6/15/27	48,876
50,000	A-	3.375% due 12/1/27	48,505
50,000	A-	1.750% due 2/1/28	45,856
50,000	A-	2.450% due 9/13/29	45,527
50,000	A-	2.650% due 7/15/30	45,405
25,000	A-	2.200% due 2/1/31	21,675
25,000	A-	2.250% due 1/15/32	21,278
25,000	A-	2.650% due 2/1/32	21,775
25,000	A-	5.500% due 3/8/33	26,145
25,000	A-	6.250% due 1/15/34	27,362
25,000	A-	3.800% due 7/15/50	19,491
25,000	BBB	Sun Communities Operating LP, Company Guaranteed Notes, 5.500% due 1/15/29	25,554
		UDR Inc., Company Guaranteed Notes:
25,000	BBB+	3.000% due 8/15/31	22,450
25,000	BBB+	2.100% due 8/1/32	20,370
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	24,481
25,000	BBB+	4.400% due 1/15/29	24,752
25,000	BBB+	3.000% due 1/15/30	22,888
25,000	BBB+	4.875% due 4/15/49	22,647
		VICI Properties LP, Senior Unsecured Notes:
1,062,000	BBB-	4.750% due 2/15/28	1,059,810
487,000	BBB-	5.125% due 5/15/32	481,601
185,000	BBB-	5.625% due 5/15/52	175,598
1,200,000	BBB-	6.125% due 4/1/54	1,225,124
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
160,000	BBB-	4.500% due 1/15/28(a)	157,834
144,000	BBB-	4.125% due 8/15/30(a)	135,965
		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes:
2,700,000	BBB+	3.750% due 9/17/24(a)	2,695,893
750,000	BBB+	4.750% due 9/17/44(a)	605,490
		Welltower OP LLC, Company Guaranteed Notes:
25,000	BBB+	2.700% due 2/15/27	24,050
25,000	BBB+	2.050% due 1/15/29	22,496
25,000	BBB+	4.125% due 3/15/29	24,553
25,000	BBB+	3.100% due 1/15/30	23,160
25,000	BBB+	2.750% due 1/15/31	22,312
25,000	BBB+	2.750% due 1/15/32	21,791
		Weyerhaeuser Co., Senior Unsecured Notes:
25,000	BBB	4.000% due 11/15/29	24,267
25,000	BBB	4.000% due 3/9/52	19,660

		Total Real Estate Investment Trusts (REITs)	25,756,878

Retail — 0.5%
		Costco Wholesale Corp., Senior Unsecured Notes:
560,000	A+	1.375% due 6/20/27	521,228
160,000	A+	1.600% due 4/20/30	139,565
25,000	BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	18,804
25,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	19,503
350,000	BB	Gap Inc. (The), Company Guaranteed Notes, 3.875% due 10/1/31(a)	302,663
1,540,000	BBB	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	1,550,006
240,000	BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(a)	244,777

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.5% — (continued)
		Home Depot Inc. (The), Senior Unsecured Notes:
$210,000	A	2.500% due 4/15/27	$201,532
580,000	A	3.250% due 4/15/32	535,866
50,000	A	5.875% due 12/16/36	55,080
70,000	A	3.300% due 4/15/40	57,495
50,000	A	5.950% due 4/1/41	55,271
25,000	A	4.200% due 4/1/43	22,275
25,000	A	4.875% due 2/15/44	24,216
25,000	A	4.400% due 3/15/45	22,767
50,000	A	4.250% due 4/1/46	44,444
70,000	A	3.900% due 6/15/47	58,522
50,000	A	4.500% due 12/6/48	45,691
50,000	A	3.125% due 12/15/49	36,016
230,000	A	3.350% due 4/15/50	172,720
50,000	A	2.375% due 3/15/51	30,565
50,000	A	2.750% due 9/15/51	32,949
50,000	A	3.625% due 4/15/52	39,020
25,000	A	4.950% due 9/15/52	24,277
25,000	A	3.500% due 9/15/56	18,845
525,000	BB	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	434,309
		Lowe’s Cos., Inc., Senior Unsecured Notes:
200,000	BBB+	2.500% due 4/15/26	193,861
805,000	BBB+	3.650% due 4/5/29	778,300
70,000	BBB+	4.500% due 4/15/30	70,144
284,000	BBB+	1.700% due 10/15/30	241,493
91,000	BBB+	2.625% due 4/1/31	80,741
50,000	BBB+	4.050% due 5/3/47	40,660
50,000	BBB+	3.000% due 10/15/50	33,142
25,000	BBB+	4.250% due 4/1/52	20,569
50,000	BBB+	5.625% due 4/15/53	50,672
25,000	BBB+	4.450% due 4/1/62	20,489
1,120,000	BB+	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 3/15/30(a)	1,087,259
		McDonald’s Corp., Senior Unsecured Notes:
30,000	BBB+	1.450% due 9/1/25	29,067
10,000	BBB+	3.700% due 1/30/26	9,888
130,000	BBB+	3.500% due 3/1/27	127,487
60,000	BBB+	3.500% due 7/1/27	58,722
340,000	BBB+	3.800% due 4/1/28	334,652
100,000	BBB+	3.600% due 7/1/30	95,998
25,000	BBB+	4.700% due 12/9/35	24,868
25,000	BBB+	6.300% due 3/1/38	28,006
50,000	BBB+	4.875% due 12/9/45	47,280
50,000	BBB+	4.450% due 3/1/47	44,250
25,000	BBB+	4.450% due 9/1/48	22,105
70,000	BBB+	3.625% due 9/1/49	53,597
425,000	BBB+	4.200% due 4/1/50	357,013
25,000	BBB+	5.150% due 9/9/52	24,377
25,000	BBB+	5.450% due 8/14/53	25,371
500,000	CCC	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(a)	297,710
480,000	BB	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	459,721
		Starbucks Corp., Senior Unsecured Notes:
25,000	BBB+	3.750% due 12/1/47	19,495
25,000	BBB+	4.500% due 11/15/48	21,966
25,000	BBB+	4.450% due 8/15/49	21,764
25,000	BBB+	3.350% due 3/12/50	18,059

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.5% — (continued)
$25,000	BBB+	3.500% due 11/15/50	$18,610
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32	50,326
25,000	A	4.000% due 7/1/42	22,212
25,000	A	3.625% due 4/15/46	20,257
50,000	A	2.950% due 1/15/52	34,391
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	82,060
40,000	AA	1.800% due 9/22/31	34,365
25,000	AA	6.200% due 4/15/38	29,017
25,000	AA	3.950% due 6/28/38	23,619
25,000	AA	5.625% due 4/15/41	27,312
25,000	AA	2.500% due 9/22/41	18,318
25,000	AA	3.625% due 12/15/47	20,596
50,000	AA	4.050% due 6/29/48	44,172
25,000	AA	2.950% due 9/24/49	18,202
50,000	AA	2.650% due 9/22/51	33,556
50,000	AA	4.500% due 4/15/53	47,199

		Total Retail	9,971,344

Semiconductors — 0.7%
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	18,479
25,000	A-	2.950% due 10/1/51	17,392
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	48,883
25,000	A	5.850% due 6/15/41	27,585
25,000	A	4.350% due 4/1/47	22,805
100,000	BBB	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	98,638
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB	3.625% due 10/15/24	84,801
377,000	BBB	4.150% due 11/15/30	367,109
200,000	BBB	3.500% due 2/15/41(a)	160,202
100,000	BBB	3.750% due 2/15/51(a)	77,976
		Senior Unsecured Notes:
170,000	BBB	4.150% due 4/15/32(a)	162,376
316,000	BBB	3.469% due 4/15/34(a)	279,601
1,054,000	BBB	3.137% due 11/15/35(a)	882,105
10,000	BBB	3.187% due 11/15/36(a)	8,277
108,000	BBB	4.926% due 5/15/37(a)	105,679
725,000	BB	Entegris Inc., Senior Secured Notes, 4.750% due 4/15/29(a)	712,046
320,000	BBB	Foundry JV Holdco LLC, Senior Secured Notes, 5.875% due 1/25/34(a)	321,790
		Intel Corp., Senior Unsecured Notes:
50,000	BBB+	2.600% due 5/19/26	48,064
370,000	BBB+	1.600% due 8/12/28	326,821
170,000	BBB+	5.125% due 2/10/30	171,721
154,000	BBB+	3.734% due 12/8/47	110,180
50,000	BBB+	3.250% due 11/15/49	32,578
210,000	BBB+	4.750% due 3/25/50	176,333
230,000	BBB+	3.050% due 8/12/51	143,400
50,000	BBB+	4.900% due 8/5/52	42,721
1,855,000	BBB+	5.700% due 2/10/53	1,778,904
25,000	BBB+	5.600% due 2/21/54	23,790
108,000	BBB+	5.050% due 8/5/62	91,131
64,000	BBB+	5.900% due 2/10/63	62,432

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.7% — (continued)
		KLA Corp., Senior Unsecured Notes:
$258,000	A-	4.100% due 3/15/29	$256,906
271,000	A-	5.250% due 7/15/62	272,789
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	24,081
25,000	A-	3.125% due 6/15/60	16,809
25,000	BBB-	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	26,062
		Micron Technology Inc., Senior Unsecured Notes:
25,000	BBB-	4.975% due 2/6/26	25,077
50,000	BBB-	4.185% due 2/15/27	49,511
25,000	BBB-	5.375% due 4/15/28	25,566
25,000	BBB-	4.663% due 2/15/30	24,963
100,000	BBB-	5.875% due 2/9/33	105,342
25,000	BBB-	5.875% due 9/15/33	26,363
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	21,716
510,000	AA-	3.500% due 4/1/50	414,271
160,000	AA-	3.700% due 4/1/60	130,639
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB+	2.700% due 5/1/25	88,601
50,000	BBB+	3.875% due 6/18/26	49,314
296,000	BBB+	2.500% due 5/11/31	256,198
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	22,378
25,000	A	4.800% due 5/20/45	24,192
50,000	A	4.300% due 5/20/47	44,680
25,000	A	3.250% due 5/20/50	18,548
25,000	A	4.500% due 5/20/52	22,690
25,000	A	6.000% due 5/20/53	28,059
2,500,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 2.170% due 11/25/26(a)	2,362,518
2,130,000	BBB	SK Hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	2,164,947
		Texas Instruments Inc., Senior Unsecured Notes:
90,000	A+	1.750% due 5/4/30	78,928
25,000	A+	3.875% due 3/15/39	23,013
50,000	A+	4.150% due 5/15/48	43,910
66,000	A+	5.000% due 3/14/53	65,519
62,000	A+	5.050% due 5/18/63	61,183

		Total Semiconductors	13,178,592

Shipbuilding — 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	124,390

Software — 0.4%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	45,448
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	478,732
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	83,014
350,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	366,680
25,000	BBB	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	26,224
		Fidelity National Information Services Inc., Senior Unsecured Notes:
50,000	BBB	1.150% due 3/1/26	47,461
25,000	BBB	1.650% due 3/1/28	22,644
25,000	BBB	3.100% due 3/1/41	18,843
		Fiserv Inc., Senior Unsecured Notes:
50,000	BBB	3.200% due 7/1/26	48,814
25,000	BBB	5.450% due 3/2/28	25,769
25,000	BBB	5.375% due 8/21/28	25,804

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Software — 0.4% — (continued)
$25,000	BBB	4.200% due 10/1/28	$24,712
100,000	BBB	3.500% due 7/1/29	95,788
25,000	BBB	2.650% due 6/1/30	22,605
50,000	BBB	4.400% due 7/1/49	43,023
		Intuit Inc., Senior Unsecured Notes:
25,000	A-	1.350% due 7/15/27	23,142
25,000	A-	5.125% due 9/15/28	25,840
25,000	A-	1.650% due 7/15/30	21,497
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	50,379
157,000	AAA	2.525% due 6/1/50	104,934
50,000	AAA	2.500% due 9/15/50	33,036
168,000	AAA	2.921% due 3/17/52	120,819
50,000	AAA	4.500% due 2/6/57	48,728
142,000	AAA	3.041% due 3/17/62	99,915
		Oracle Corp., Senior Unsecured Notes:
1,070,000	BBB	1.650% due 3/25/26	1,021,518
100,000	BBB	2.650% due 7/15/26	96,582
60,000	BBB	4.650% due 5/6/30	60,435
600,000	BBB	2.875% due 3/25/31	537,700
46,000	BBB	6.250% due 11/9/32	50,130
238,000	BBB	4.300% due 7/8/34	225,248
267,000	BBB	3.850% due 7/15/36	235,067
479,000	BBB	3.800% due 11/15/37	412,322
95,000	BBB	6.500% due 4/15/38	105,979
88,000	BBB	5.375% due 7/15/40	87,223
76,000	BBB	4.000% due 7/15/46	60,700
91,000	BBB	4.000% due 11/15/47	72,129
348,000	BBB	3.600% due 4/1/50	254,870
1,796,000	BBB	3.950% due 3/25/51	1,392,991
55,000	BBB	4.375% due 5/15/55	45,402
100,000	BBB	3.850% due 4/1/60	72,486
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,269
25,000	BBB+	1.750% due 2/15/31	20,869
25,000	BBB+	4.900% due 10/15/34	24,812
		Salesforce Inc., Senior Unsecured Notes:
370,000	A+	3.700% due 4/11/28	364,483
140,000	A+	2.700% due 7/15/41	103,142
50,000	A+	2.900% due 7/15/51	34,040
25,000	A+	3.050% due 7/15/61	16,268
50,000	BBB	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	49,152
		Workday Inc., Senior Unsecured Notes:
25,000	BBB	3.500% due 4/1/27	24,467
25,000	BBB	3.700% due 4/1/29	24,172

		Total Software	7,319,307

Telecommunications — 1.4%
		AT&T Inc., Senior Unsecured Notes:
200,000	BBB	1.700% due 3/25/26	191,269
220,000	BBB	4.250% due 3/1/27	219,191
960,000	BBB	2.300% due 6/1/27	908,078
50,000	BBB	1.650% due 2/1/28	45,596
55,000	BBB	4.350% due 3/1/29	54,830
242,000	BBB	2.750% due 6/1/31	214,831

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.4% — (continued)
$180,000		BBB	2.550% due 12/1/33	$149,223
83,000		BBB	5.400% due 2/15/34	85,786
25,000		BBB	5.250% due 3/1/37	25,252
25,000		BBB	4.900% due 8/15/37	24,391
25,000		BBB	4.850% due 3/1/39	24,096
50,000		BBB	5.350% due 9/1/40	49,980
80,000		BBB	5.550% due 8/15/41	81,396
73,000		BBB	4.350% due 6/15/45	63,240
382,000		BBB	4.750% due 5/15/46	346,304
238,000		BBB	4.500% due 3/9/48	206,110
270,000		BBB	3.500% due 9/15/53	192,716
1,572,000		BBB	3.550% due 9/15/55	1,114,597
72,000		BBB	3.800% due 12/1/57	52,977
432,000		BBB	3.650% due 9/15/59	305,795
18,000		BBB	3.850% due 6/1/60	13,215
900,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost — $1,225,883, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(c)(d)	1,278,769
			Cisco Systems Inc., Senior Unsecured Notes:
50,000		AA-	4.800% due 2/26/27	50,817
50,000		AA-	5.900% due 2/15/39	55,386
50,000		AA-	5.500% due 1/15/40	53,171
50,000		AA-	5.300% due 2/26/54	51,760
25,000		AA-	5.350% due 2/26/64	25,897
800,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	684,836
50,000		CCC+	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	40,375
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	24,945
25,000		BBB+	4.375% due 11/15/57	20,692
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	53,511
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	83,188
37,000		BBB	2.750% due 5/24/31	32,735
26,000		BBB	5.600% due 6/1/32	27,154
570,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	603,099
670,000	EUR	BB+	Optics Bidco SpA, Senior Secured Notes, 1.625% due 1/18/29(h)	673,867
			Rogers Communications Inc., Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	96,751
690,000		BBB-	5.300% due 2/15/34	696,828
			Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
246,563		A1(b)	4.738% due 3/20/25(a)	245,892
1,500,000		A1(b)	5.152% due 3/20/28(a)	1,508,327
330,000	EUR	BB	Telecom Italia SpA, Senior Unsecured Notes, (Cost — $316,986, acquired 3/6/24), 1.625% due 1/18/29(c)	329,187
			Telefonica Emisiones SA, Company Guaranteed Notes:
330,000		BBB-	4.103% due 3/8/27	326,449
150,000		BBB-	5.213% due 3/8/47	138,899
1,000,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost — $1,127,383, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(c)(d)(e)	1,175,559
			T-Mobile USA Inc., Company Guaranteed Notes:
170,000		BBB	3.500% due 4/15/25	168,199
40,000		BBB	2.250% due 2/15/26	38,694
200,000		BBB	2.625% due 4/15/26	194,022
172,000		BBB	3.750% due 4/15/27	168,893

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Telecommunications — 1.4% — (continued)
$110,000		BBB	2.625% due 2/15/29	$101,551
300,000		BBB	3.375% due 4/15/29	285,333
830,000		BBB	3.875% due 4/15/30	798,538
100,000		BBB	2.550% due 2/15/31	87,945
80,000		BBB	2.875% due 2/15/31	71,855
1,930,000		BBB	3.500% due 4/15/31	1,795,986
290,000		BBB	2.250% due 11/15/31	246,316
330,000		BBB	2.700% due 3/15/32	286,419
599,000		BBB	5.050% due 7/15/33	606,844
110,000		BBB	5.150% due 4/15/34	112,094
200,000		BBB	4.375% due 4/15/40	180,788
60,000		BBB	3.000% due 2/15/41	44,951
110,000		BBB	3.300% due 2/15/51	77,958
100,000		BBB	3.400% due 10/15/52	71,480
			Verizon Communications Inc., Senior Unsecured Notes:
100,000		BBB+	2.625% due 8/15/26	96,667
200,000		BBB+	4.125% due 3/16/27	198,435
37,000		BBB+	4.016% due 12/3/29	36,232
640,000		BBB+	3.150% due 3/22/30	597,261
138,000		BBB+	1.680% due 10/30/30	117,188
385,000		BBB+	1.750% due 1/20/31	323,646
505,000		BBB+	2.550% due 3/21/31	444,788
281,000		BBB+	2.355% due 3/15/32	238,986
114,000		BBB+	5.050% due 5/9/33	116,147
1,410,000		BBB+	4.500% due 8/10/33	1,372,524
20,000		BBB+	4.400% due 11/1/34	19,218
964,000		BBB+	4.780% due 2/15/35(a)	950,748
301,000		BBB+	5.850% due 9/15/35	320,860
21,000		BBB+	4.272% due 1/15/36	19,835
10,000		BBB+	5.250% due 3/16/37	10,262
333,000		BBB+	2.650% due 11/20/40	239,779
50,000		BBB+	3.400% due 3/22/41	39,953
100,000		BBB+	4.125% due 8/15/46	84,883
10,000		BBB+	4.862% due 8/21/46	9,480
20,000		BBB+	5.500% due 3/16/47	21,040
140,000		BBB+	4.000% due 3/22/50	114,705
250,000		BBB+	2.875% due 11/20/50	165,714
150,000		BBB+	3.550% due 3/22/51	113,231
69,000		BBB+	2.987% due 10/30/56	44,494
100,000		BBB+	3.000% due 11/20/60	63,121
200,000		B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	175,689
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,788
25,000		BBB	4.875% due 6/19/49	22,654
50,000		BBB	4.250% due 9/17/50	40,940
750,000		BBB	5.750% due 6/28/54	760,970
935,000	EUR	Ba3(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	1,060,082

			Total Telecommunications	25,814,153

Toys/Games/Hobbies — 0.1%
1,250,000		BBB	Mattel Inc., Company Guaranteed Notes, 5.875% due 12/15/27(a)	1,264,616

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
$351,000	AA-	4.150% due 12/15/48	$301,160
52,000	AA-	3.050% due 2/15/51	36,401
174,000	AA-	2.875% due 6/15/52	117,072
		Canadian National Railway Co., Senior Unsecured Notes:
25,000	A-	3.200% due 8/2/46	18,935
25,000	A-	3.650% due 2/3/48	20,273
25,000	A-	4.450% due 1/20/49	22,832
		Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000	BBB+	4.300% due 5/15/43	22,161
25,000	BBB+	4.700% due 5/1/48	22,941
25,000	BBB+	3.500% due 5/1/50	18,916
270,000	BBB+	3.100% due 12/2/51	188,422
		CSX Corp., Senior Unsecured Notes:
25,000	BBB+	4.100% due 11/15/32	24,246
25,000	BBB+	4.750% due 5/30/42	23,727
25,000	BBB+	3.800% due 11/1/46	20,323
25,000	BBB+	4.750% due 11/15/48	23,398
25,000	BBB+	3.350% due 9/15/49	18,498
25,000	BBB+	3.800% due 4/15/50	20,364
25,000	BBB+	3.950% due 5/1/50	20,765
25,000	BBB+	4.500% due 11/15/52	22,601
25,000	BBB+	4.500% due 8/1/54	22,399
25,000	BBB+	4.250% due 11/1/66	20,665
		FedEx Corp., Company Guaranteed Notes:
25,000	BBB	3.250% due 5/15/41	19,201
25,000	BBB	4.100% due 4/15/43	20,961
25,000	BBB	5.100% due 1/15/44	24,068
25,000	BBB	4.100% due 2/1/45	20,621
25,000	BBB	4.750% due 11/15/45	22,599
50,000	BBB	4.550% due 4/1/46	43,857
25,000	BBB	4.400% due 1/15/47	21,330
25,000	BBB	4.050% due 2/15/48	20,279
25,000	BBB	4.950% due 10/17/48	23,111
24,000	BBB	5.250% due 5/15/50	23,287
		Norfolk Southern Corp., Senior Unsecured Notes:
146,000	BBB+	2.550% due 11/1/29	133,850
166,000	BBB+	2.300% due 5/15/31	145,242
188,000	BBB+	3.942% due 11/1/47	153,515
52,000	BBB+	3.155% due 5/15/55	35,035
100,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,662
		Union Pacific Corp., Senior Unsecured Notes:
60,000	A-	2.150% due 2/5/27	57,134
403,000	A-	2.800% due 2/14/32	361,514
884,000	A-	2.891% due 4/6/36	747,474
35,000	A-	4.300% due 3/1/49	30,664
188,000	A-	3.250% due 2/5/50	138,279
45,000	A-	2.950% due 3/10/52	30,954
144,000	A-	3.500% due 2/14/53	109,437
320,000	A-	3.839% due 3/20/60	248,894
10,000	A-	3.750% due 2/5/70	7,376
		United Parcel Service Inc., Senior Unsecured Notes:
100,000	A	2.400% due 11/15/26	96,052
50,000	A	4.875% due 3/3/33	51,141
50,000	A	5.150% due 5/22/34	51,899
25,000	A	6.200% due 1/15/38	28,086

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 0.2% — (continued)
$25,000	A	4.250% due 3/15/49	$21,737
25,000	A	3.400% due 9/1/49	19,039
25,000	A	5.300% due 4/1/50	25,379

		Total Transportation	3,819,776

Trucking & Leasing — 0.1%
1,070,000	B+	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,120,047
		GATX Corp., Senior Unsecured Notes:
25,000	BBB	5.400% due 3/15/27	25,481
25,000	BBB	3.850% due 3/30/27	24,541
25,000	BBB	4.700% due 4/1/29	25,019
25,000	BBB	4.000% due 6/30/30	24,123
25,000	BBB	3.500% due 6/1/32	22,537
25,000	BBB	5.450% due 9/15/33	25,699
25,000	BBB	6.900% due 5/1/34	28,235

		Total Trucking & Leasing	1,295,682

		TOTAL CORPORATE BONDS & NOTES (Cost — $567,853,103)	577,220,151

MORTGAGE-BACKED SECURITIES — 28.3%

FHLMC — 8.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
2,596,555		4.500% due 4/1/29 — 12/1/52	2,541,535
23,264,551		5.500% due 1/1/30 — 1/1/54	23,516,675
22,797,500		3.000% due 3/1/31 — 6/1/52	20,509,084
6,496,643		1.500% due 5/1/31 — 12/1/50	5,398,475
27,223,685		2.500% due 11/1/31 — 5/1/52	23,494,030
10,586,971		3.500% due 4/1/33 — 6/1/52	9,921,684
7,408,461		5.000% due 12/1/34 — 7/1/53	7,396,834
35,803,139		2.000% due 3/1/36 — 5/1/52	29,918,104
16,498,899		4.000% due 4/1/38 — 5/1/54	15,929,717
9,766,362		6.000% due 5/1/38 — 5/1/54	9,982,891
4,901		7.000% due 3/1/39	5,250
3,986,015		6.500% due 9/1/39 — 11/1/53	4,117,220
77,347		2.131% (5-Year CMT Index + 1.287%) due 3/1/47(d)	74,384
246,623		2.919% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.619%) due 11/1/47(d)	244,982
424,579		3.006% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.627%) due 11/1/48(d)	409,027
100,930		3.098% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.621%) due 2/1/50(d)	98,675
553,220		2.634% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.634%) due 12/1/50(d)	520,088

		Total FHLMC	154,078,655

FNMA — 11.8%
		Federal National Mortgage Association (FNMA):
10,055,313		4.000% due 5/1/25 — 6/1/57	9,620,064
12,270,494		3.500% due 11/1/25 — 5/1/52	11,481,917
8,857,801		5.500% due 3/1/26 — 9/1/56	8,965,401
59,230,060		2.500% due 11/1/27 — 6/1/62	51,162,025
28,871,091		3.000% due 12/1/27 — 9/1/61	26,154,501
24,976,412		4.500% due 3/1/29 — 8/1/58	24,421,357
10,122,702		5.000% due 3/1/29 — 7/1/53	10,092,801

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

FNMA — 11.8% — (continued)
$6,342,861	1.500% due 6/1/31 — 8/1/51	$5,359,726
43,320	6.528% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(d)	43,715
3,843,408	6.000% due 8/1/34 — 7/1/53	3,946,576
7,585	7.096% (1-Year Treasury Average Rate + 1.919%) due 10/1/35(d)	7,740
2,489	7.005% (1-Year Treasury Average Rate + 1.831%) due 11/1/35(d)	2,512
6,537	7.101% (1-Year Treasury Average Rate + 1.952%) due 11/1/35(d)	6,677
51,319,393	2.000% due 6/1/36 — 4/1/52	43,042,333
6,794	7.000% due 4/1/37	6,864
100,000	3.870% due 5/1/37	94,485
35,801	6.640% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(d)	35,966
663,652	6.500% due 9/1/37 — 4/1/54	688,339
6,050,000	2.000% due 9/1/39 — 9/1/54(j)	5,032,750
3,195,000	2.500% due 9/1/39 — 9/1/54(j)	2,948,387
675,000	3.000% due 9/1/39(j)	641,171
775,000	4.000% due 9/1/39(j)	764,103
1,560,000	3.500% due 9/1/43(j)	1,513,888
8,040,000	3.500% due 9/1/54(j)	7,405,124
850,000	5.500% due 9/1/54(j)	856,138
2,300,000	6.000% due 9/1/54(j)	2,342,443
3,325,000	6.500% due 9/1/54(j)	3,422,313

	Total FNMA	220,059,316

GNMA — 8.2%
	Government National Mortgage Association (GNMA):
11,379	6.000% due 12/15/33 — 6/15/37	11,683
248,707	5.000% due 10/15/34 — 9/15/40	252,924
18,089	5.500% due 5/15/37 — 6/15/38	18,677
26,867	6.500% due 1/15/38 — 10/15/38	27,963
38,195	4.500% due 3/15/41	38,253
320,928	4.000% due 6/15/41 — 11/15/45	316,122
155,479	3.000% due 9/15/42 — 10/15/42	144,092
93,294	3.500% due 6/15/48 — 5/15/50	88,536
	Government National Mortgage Association II (GNMA):
4,414,176	6.000% due 7/20/37 — 2/20/54	4,526,744
9,336,841	4.500% due 1/20/40 — 5/20/53	9,201,630
13,793,531	5.000% due 7/20/40 — 4/20/54	13,795,363
8,677,831	4.000% due 11/20/40 — 11/20/52	8,334,021
17,854,674	3.000% due 1/20/43 — 4/20/53	16,183,416
15,740,090	3.500% due 6/20/43 — 12/20/52	14,718,161
20,767,537	2.000% due 8/20/50 — 4/20/52	17,464,555
22,763,868	2.500% due 9/20/50 — 5/20/52	19,886,572
5,997,210	5.500% due 11/20/52 — 9/20/53	6,047,654
3,594,940	6.500% due 9/20/53 — 1/20/54	3,713,212
900,000	2.500% due 9/20/54(j)	786,975
14,170,000	5.500% due 9/20/54(j)	14,268,477
19,690,000	6.000% due 9/20/54(j)	19,983,933
3,055,000	6.500% due 9/20/54(j)	3,119,680

	Total GNMA	152,928,643

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $541,351,087)	527,066,614

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 21.7%

U.S. GOVERNMENT AGENCIES — 0.3%
2,720,000	Federal Farm Credit Banks Funding Corp., 3.500% due 2/28/39	2,446,263
	Federal Home Loan Banks:
635,000	0.920% due 2/26/27	589,858
690,000	2.490% due 3/26/40	517,837

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT AGENCIES — 0.3% — (continued)
	Federal National Mortgage Association (FNMA), Principal Strip:
$575,000	zero coupon due 1/15/30(k)	$465,555
595,000	zero coupon due 5/15/30(k)	474,699

	Total U.S. GOVERNMENT AGENCIES	4,494,212

U.S. GOVERNMENT OBLIGATIONS — 21.4%
	U.S. Treasury Bonds:
2,370,000	5.000% due 5/15/37	2,621,442
2,835,000	4.375% due 2/15/38	2,955,820
1,500,000	1.125% due 8/15/40	964,775
620,000	1.375% due 11/15/40	412,821
6,000,000	1.875% due 2/15/41	4,325,391
2,270,000	3.125% due 11/15/41	1,969,757
1,435,000	2.375% due 2/15/42	1,098,924
180,000	3.250% due 5/15/42	157,191
1,115,000	3.375% due 8/15/42	988,779
2,320,000	4.000% due 11/15/42	2,243,059
100,000	3.125% due 2/15/43	85,043
3,975,000	3.875% due 2/15/43	3,770,039
10,335,000	3.875% due 5/15/43	9,779,897
502,500	3.625% due 8/15/43	458,041
935,000	4.375% due 8/15/43	946,601
10,310,000	3.750% due 11/15/43	9,556,081
920,000	4.750% due 11/15/43	977,356
1,125,000	3.625% due 2/15/44	1,022,871
1,830,000	4.500% due 2/15/44	1,880,039
23,005,000	4.625% due 5/15/44	24,011,469
415,000	3.125% due 8/15/44	348,616
1,375,000	3.000% due 11/15/44	1,130,078
245,000	2.875% due 8/15/45	196,230
1,412,500	3.000% due 11/15/45	1,153,946
3,490,000	2.500% due 2/15/46	2,599,096
1,110,000	2.875% due 11/15/46	879,328
3,723,000	3.000% due 2/15/47	3,009,522
3,425,000	3.000% due 5/15/47	2,763,547
880,000	2.750% due 8/15/47	676,637
1,040,000	3.000% due 2/15/48	834,153
995,000	3.375% due 11/15/48	850,395
1,560,000	3.000% due 2/15/49	1,244,770
510,000	2.875% due 5/15/49	397,003
2,960,000	2.000% due 2/15/50	1,901,337
4,600,000	1.250% due 5/15/50	2,425,781
7,525,000	1.375% due 8/15/50	4,089,955
4,315,000	1.625% due 11/15/50	2,503,711
2,003,000	1.875% due 2/15/51	1,239,513
4,040,000	2.375% due 5/15/51	2,811,982
3,310,000	2.000% due 8/15/51	2,105,535
2,871,000	1.875% due 11/15/51	1,767,684
2,989,000	2.250% due 2/15/52	2,017,633
280,000	2.875% due 5/15/52	217,038
272,000	3.000% due 8/15/52	216,442
2,814,000	4.000% due 11/15/52	2,708,943
5,776,000	3.625% due 2/15/53	5,196,821
420,000	3.625% due 5/15/53	378,115
904,000	4.125% due 8/15/53	890,316
6,075,000	4.750% due 11/15/53(o)(p)	6,636,122
22,438,000	4.250% due 2/15/54	22,589,035
7,295,000	4.625% due 5/15/54	7,819,328
200,000	4.250% due 8/15/54	201,828
1,508,250	U.S. Treasury Inflation Indexed Notes, 1.125% due 1/15/33	1,435,529

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 21.4% — (continued)
	U.S. Treasury Notes:
$365,000	0.250% due 9/30/25	$349,509
4,663,000	4.500% due 11/15/25	4,676,927
1,610,000	0.375% due 11/30/25	1,535,537
9,845,000	4.875% due 11/30/25	9,918,838
620,000	0.375% due 12/31/25	589,848
5,045,000	4.250% due 12/31/25	5,048,252
375,000	0.375% due 1/31/26	355,840
9,385,000	4.000% due 2/15/26	9,370,519
4,214,000	0.500% due 2/28/26	3,996,469
4,995,000	4.625% due 3/15/26	5,034,511
1,759,000	3.750% due 4/15/26	1,750,823
236,000	0.750% due 4/30/26	223,656
1,183,000	3.625% due 5/15/26	1,175,260
150,000	4.875% due 5/31/26	152,121
1,324,000	4.500% due 7/15/26	1,336,438
1,270,000	4.625% due 9/15/26	1,287,140
1,605,000	4.625% due 10/15/26	1,628,072
1,064,000	4.625% due 11/15/26	1,080,293
2,000,000	4.000% due 1/15/27	2,006,172
6,000,000	4.125% due 2/15/27	6,037,383
770,000	1.875% due 2/28/27	734,327
8,000,000	4.250% due 3/15/27	8,081,875
6,000,000	2.500% due 3/31/27	5,809,219
2,000,000	4.500% due 4/15/27	2,033,086
3,000,000	2.750% due 4/30/27	2,919,375
2,000,000	4.500% due 5/15/27	2,034,063
6,000,000	2.625% due 5/31/27	5,815,547
2,000,000	4.625% due 6/15/27	2,043,281
1,000,000	4.375% due 7/15/27	1,015,430
765,000	2.750% due 7/31/27	742,872
6,955,000	3.750% due 8/15/27	6,947,121
2,160,000	3.125% due 8/31/27	2,119,373
1,343,000	4.125% due 10/31/27	1,356,220
2,000,000	3.875% due 12/31/27	2,007,224
581,000	4.875% due 10/31/28	605,852
235,000	1.500% due 11/30/28	214,392
6,000	4.375% due 11/30/28	6,146
2,815,000	3.750% due 12/31/28	2,815,055
6,374,000	4.000% due 1/31/29	6,439,483
7,505,000	4.250% due 2/28/29	7,664,921
415,000	2.375% due 3/31/29	391,056
6,010,000	4.125% due 3/31/29	6,105,784
5,000,000	4.625% due 4/30/29	5,187,500
2,000,000	4.500% due 5/31/29	2,066,406
4,000,000	4.250% due 6/30/29	4,089,531
17,350,000	4.000% due 7/31/29	17,557,387
23,800,000	3.625% due 8/31/29	23,704,242
285,000	3.875% due 9/30/29	286,559
2,687,000	3.875% due 11/30/29	2,701,695
3,431,000	3.625% due 3/31/30	3,405,267
1,556,000	3.750% due 5/31/30	1,553,690
1,545,000	4.875% due 10/31/30	1,636,614
2,362,000	4.375% due 11/30/30	2,437,243
1,000,000	3.750% due 12/31/30	997,402
5,830,000	4.000% due 1/31/31	5,895,929
6,000,000	1.125% due 2/15/31	5,102,578
1,345,000	4.250% due 2/28/31	1,379,597
5,000,000	4.125% due 3/31/31	5,093,457
1,000,000	4.625% due 5/31/31	1,048,008

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 21.4% — (continued)
$800,000		4.250% due 6/30/31	$821,250
1,000,000		4.125% due 7/31/31	1,019,063
20,000		1.250% due 8/15/31	16,891
270,000		2.875% due 5/15/32	252,729
5,000,000		2.750% due 8/15/32	4,626,074
4,063,000		4.125% due 11/15/32	4,141,167
1,447,000		3.875% due 8/15/33	1,445,010
3,294,000		4.500% due 11/15/33	3,446,090
4,875,000		4.000% due 2/15/34	4,910,615
13,225,000		3.875% due 8/15/34	13,186,772
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(k)	696,062

		Total U.S. GOVERNMENT OBLIGATIONS	399,621,503

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $420,940,819)	404,115,715

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
690,000	AAA(f)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.506% (1-Month Term SOFR + 1.180%) due 9/15/34(a)(d)	663,015
633,865	Aaa(b)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(a)	714,526
2,205,000	AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	2,210,776
370,000	AAA	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.282% (3-Month Term SOFR + 2.000%) due 4/20/36(a)(d)	371,420
61,964	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 6.042% (1-Month Term SOFR + 0.764%) due 6/25/29(d)	52,480
1,100,000	Aaa(b)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 6.724% (3-Month Term SOFR + 1.442%) due 10/20/34(a)(d)	1,101,807
500,000	AAA	AIMCO CLO, Series 2017-AA, Class AR, 6.594% (3-Month Term SOFR + 1.312%) due 4/20/34(a)(d)	500,000
615,000	Aa2(b)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 7.244% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(d)	615,334
799,790	AAA(f)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(a)	797,134
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(a)	944,340
210,000	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	198,091
930,000	Aaa(b)	Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 7.051% (3-Month Term SOFR + 1.750%) due 10/15/36(a)(d)	935,753
495,020	AAA	Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, 6.664% (3-Month Term SOFR + 1.382%) due 1/20/32(a)(d)	495,561
820,000	AAA	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class AMP, 3.287% due 11/5/32(a)	796,066
12,801	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 6.644% due 7/25/34(d)	12,308
1,060,000	Aaa(b)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	1,019,513
560,000	A-(f)	BANK5 Trust, Series 2024-5YR6, Class C, 7.199% due 5/15/57(d)	579,327
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(d)	277,334
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	601,123
5,431,833	AAA	Series 2023-C20, Class XA, 1.069% due 7/15/56(d)(l)	286,916
		Benchmark Mortgage Trust:
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	195,134
2,161,585	Aa1(b)	Series 2021-B28, Class XA, 1.378% due 8/15/54(d)(l)	131,956
280,000	Aaa(b)	Birch Grove CLO 5 Ltd., Series 2023-5A, Class A1, 7.482% (3-Month Term SOFR + 2.200%) due 4/20/35(a)(d)	280,883
560,000	Aaa(b)	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 7.082% (3-Month Term SOFR + 1.800%) due 10/20/36(a)(d)	562,738
650,000	Aaa(b)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 7.029% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(d)	646,892
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(d)	254,155
		BRAVO Residential Funding Trust:
549,454	AAA(f)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(d)	546,730
293,145	AAA(f)	Series 2024-NQM1, Class A1, step bond to yield, 5.943% due 12/1/63(a)	295,810
630,000	AAA(f)	Series 2024-NQM5, Class A1, step bond to yield, 5.803% due 6/25/64(a)	635,394

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
		BX Commercial Mortgage Trust:
$883,195	Aaa(b)	Series 2021-CIP, Class A, 6.372% (1-Month Term SOFR + 1.035%) due 12/15/38(a)(d)	$873,998
211,172	A3(b)	Series 2021-XL2, Class D, 6.848% (1-Month Term SOFR + 1.511%) due 10/15/38(a)(d)	206,175
340,000	A2(b)	Series 2024-BIO2, Class D, 7.970% due 8/13/41(a)(d)	344,281
910,000	BB-(f)	Series 2024-KING, Class E, 9.025% (1-Month Term SOFR + 3.688%) due 5/15/34(a)(d)	902,205
441,132	Aaa(b)	Series 2024-XL5, Class A, 6.729% (1-Month Term SOFR + 1.392%) due 3/15/41(a)(d)	440,405
1,215,000	BBB-(f)	BX Mortgage Trust, Series 2021-PAC, Class D, 6.750% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(d)	1,183,928
		BX Trust:
220,000	BBB-	Series 2021-ARIA, Class D, 7.347% (1-Month Term SOFR + 2.010%) due 10/15/36(a)(d)	215,379
311,791	AAA	Series 2021-RISE, Class A, 6.199% (1-Month Term SOFR + 0.862%) due 11/15/36(a)(d)	307,751
244,494	Aaa(b)	Series 2022-IND, Class A, 6.828% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(d)	243,827
901,000	Aaa(b)	Series 2022-VAMF, Class A, 6.187% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(d)	888,388
969,000	A3(b)	Series 2024-BIO, Class C, 7.977% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(d)	964,407
242,500	NR	Cajun Global LLC, Series 2021-1, Class A2, 3.931% due 11/20/51(a)	225,784
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	850,668
1,020,000	NR	CarVal CLO XI C Ltd., Series 2024-3A, Class A1, zero coupon (3-Month Term SOFR + 1.390%) due 10/20/37(a)(d)	1,020,945
3,545,000	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)(h)	3,604,670
320,000	Aaa(b)	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631% due 2/10/50	301,700
181,039	BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 5.662% (1-Month Term SOFR + 0.384%) due 5/25/35(a)(d)	175,620
		CIM Trust:
732,009	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(d)	681,445
419,195	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(d)	374,520
1,601,935	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(d)	1,433,481
793,305	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(d)	726,788
981,976	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(d)	881,214
1,873,098	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(d)	1,572,944
2,131,170	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(d)	2,056,084
1,861,808	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(d)	1,842,137
788,956	AAA(f)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(d)	788,690
		Citigroup Commercial Mortgage Trust:
128,278	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	125,129
1,550,000	AA-(f)	Series 2015-GC29, Class B, 3.758% due 4/10/48(d)	1,512,072
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	267,374
578,328	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	554,364
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	472,011
1,073,600	Aaa(b)	Series 2017-C4, Class A3, 3.209% due 10/12/50	1,029,244
172,516	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	169,729
13,135,315	AA+	Series 2019-C7, Class XA, 0.979% due 12/15/72(d)(l)	464,324
1,651,640	C(b)	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 5.832% (1-Month Term SOFR + 0.554%) due 9/25/36(d)	498,376
804,776	AAA(f)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(d)	666,830
		Commercial Mortgage Trust:
190,000	BB-(f)	Series 2013-300P, Class B, 4.540% due 8/10/30(a)(d)	168,355
210,000	A-(f)	Series 2014-CR21, Class C, 4.629% due 12/10/47(d)	199,985
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	171,650
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	158,743
		Connecticut Avenue Securities Trust:
620,000	NR	Series 2020-R01, Class 1B1, 8.713% (30-Day Average SOFR + 3.364%) due 1/25/40(a)(d)	643,286
1,110,000	BBB	Series 2022-R04, Class 1M2, 8.449% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(d)	1,157,709
274,308	A-	Series 2022-R07, Class 1M1, 8.298% (30-Day Average SOFR + 2.950%) due 6/25/42(a)(d)	283,419

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$260,000	BBB-	Series 2022-R08, Class 1M2, 8.949% (30-Day Average SOFR + 3.600%) due 7/25/42(a)(d)	$274,748
1,220,000	BBB	Series 2023-R05, Class 1M2, 8.448% (30-Day Average SOFR + 3.100%) due 6/25/43(a)(d)	1,279,491
270,000	BBB-	Series 2023-R06, Class 1M2, 8.049% (30-Day Average SOFR + 2.700%) due 7/25/43(a)(d)	281,697
410,000	BBB	Series 2024-R01, Class 1M2, 7.149% (30-Day Average SOFR + 1.800%) due 1/25/44(a)(d)	413,915
		Credit Suisse Commercial Mortgage Capital Trust:
498,551	AAA(f)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(d)	454,717
129,930	AAA(f)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(d)	113,329
2,136,990	NR	Series 2022-RPL3, Class A1, 3.904% due 3/25/61(a)(d)	2,288,611
751,591	AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(d)	721,030
1,575,758	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,588,974
		CSAIL Commercial Mortgage Trust:
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(d)	301,202
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	159,329
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	266,986
581,108	AA+	CSMC Trust, Series 2019-AFC1, Class A2, step bond to yield, 3.776% due 7/25/49(a)	562,028
19,603	B-	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 6.052% (1-Month Term SOFR + 0.774%) due 7/25/36(a)(d)	19,440
		CyrusOne Data Centers Issuer I LLC:
2,935,000	A-	Series 2023-2A, Class A2, 5.560% due 11/20/48(a)	2,954,812
3,000,000	A-	Series 2024-1A, Class A2, 4.760% due 3/22/49(a)	2,908,279
		DBJPM Mortgage Trust:
350,000	A-(f)	Series 2016-C1, Class B, 4.195% due 5/10/49(d)	324,187
163,157	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	156,955
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.144% due 6/10/37(a)(d)	2,056,479
280,000	Aaa(b)	DLLMT LLC, Series 2024-1A, Class A4, 4.980% due 4/20/32(a)	280,990
1,750,000	AAA(f)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,527,059
1,473,750	BBB-	Driven Brands Funding LLC, Series 2022-1A, Class A2, 7.393% due 10/20/52(a)	1,494,018
219,167	AAA	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.583% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(d)	219,370
17,704	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 6.256% (1-Month Term SOFR + 0.914%) due 11/19/44(d)	16,475
640,000	Aaa(b)	DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.038% due 1/15/41(a)(d)	655,690
370,000	AAA	Elevation CLO Ltd., Series 2021-13A, Class A1, 6.753% (3-Month Term SOFR + 1.452%) due 7/15/34(a)(d)	370,249
900,000	AAA	Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 6.802% (3-Month Term SOFR + 1.520%) due 4/20/37(a)(d)	906,031
750,000	AAA	Empower CLO Ltd., Series 2023-2A, Class A1, 7.501% (3-Month Term SOFR + 2.200%) due 7/15/36(a)(d)	756,125
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
36,513	NR	Series 334, Class S7, 0.632% (5.986% - 30-Day Average SOFR) due 8/15/44(l)(m)	4,688
56,476	NR	Series 353, Class S1, 0.532% (5.886% - 30-Day Average SOFR) due 12/15/46(l)(m)	7,130
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
5,176	NR	Series 3451, Class SB, 0.562% (5.916% - 30-Day Average SOFR) due 5/15/38(l)(m)	439
32,567	NR	Series 3621, Class SB, 0.762% (6.116% - 30-Day Average SOFR) due 1/15/40(l)(m)	3,505
280,043	NR	Series 3947, Class SG, 0.482% (5.836% - 30-Day Average SOFR) due 10/15/41(l)(m)	31,675
10,087	NR	Series 3973, Class SA, 1.022% (6.376% - 30-Day Average SOFR) due 12/15/41(l)(m)	1,199
102,248	NR	Series 4203, Class PS, 0.782% (6.136% - 30-Day Average SOFR) due 9/15/42(l)(m)	7,647
111,645	NR	Series 4210, Class Z, 3.000% due 5/15/43	92,445
12,895	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	287
80,279	NR	Series 4335, Class SW, 0.532% (5.886% - 30-Day Average SOFR) due 5/15/44(l)(m)	8,669
403,797	NR	Series 4391, Class MZ, 3.000% due 9/15/44	363,129
1,691,015	NR	Series 4980, Class KI, 4.500% due 6/25/50(l)	384,200
62,551	NR	Series 5010, Class IK, 2.500% due 9/25/50(l)	9,189
225,260	NR	Series 5010, Class JI, 2.500% due 9/25/50(l)	36,185
76,566	NR	Series 5013, Class IN, 2.500% due 9/25/50(l)	12,831
156,309	NR	Series 5018, Class MI, 2.000% due 10/25/50(l)	21,193

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$65,552	NR	Series 5040, Class IB, 2.500% due 11/25/50(l)	$9,563
966,448	NR	Series 5085, Class NI, 2.000% due 3/25/51(l)	116,724
924,779	NR	Series 5093, Class IY, 4.500% due 12/25/50(l)	201,420
469,926	NR	Series 5115, Class IO, 4.500% due 10/25/49(l)	100,310
1,482,062	NR	Series 5118, Class NI, 2.000% due 2/25/51(l)	190,419
336,096	NR	Series 5140, Class NI, 2.500% due 5/25/49(l)	47,101
423,014	NR	Series 5148, Class BI, 2.500% due 1/25/49(l)	63,479
175,318	NR	Series 5148, Class CI, 2.000% due 6/25/49(l)	21,788
694,383	NR	Series 5159, Class IP, 3.000% due 11/25/51(l)	98,245
776,812	NR	Series 5161, Class IO, 2.000% due 3/25/51(l)	106,456
695,172	NR	Series 5202, Class IN, 3.000% due 1/25/47(l)	88,734
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	462,328
626,991	NR	Series 5274, Class IO, 2.500% due 1/25/51(l)	106,084
1,535,785	NR	Series 5293, Class CI, 2.500% due 4/25/51(l)	224,467
1,807,571	NR	Series 5293, Class IO, 2.000% due 3/25/51(l)	230,877
31,573	NR	Series R007, Class ZA, 6.000% due 5/15/36	33,189
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk:
229,588	A	Series 2021-DNA1, Class M2, 7.149% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(d)	230,848
542,721	BBB+	Series 2021-DNA5, Class M2, 6.999% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(d)	545,267
1,500,000	BBB+	Series 2021-DNA6, Class M2, 6.849% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(d)	1,506,776
420,000	BBB+	Series 2022-DNA2, Class M1B, 7.749% (30-Day Average SOFR + 2.400%) due 2/25/42(a)(d)	430,515
380,000	BB+	Series 2022-DNA2, Class M2, 9.099% (30-Day Average SOFR + 3.750%) due 2/25/42(a)(d)	398,807
290,000	B+	Series 2022-DNA3, Class B1, 10.999% (30-Day Average SOFR + 5.650%) due 4/25/42(a)(d)	313,698
250,000	BB	Series 2022-DNA6, Class M2, 11.099% (30-Day Average SOFR + 5.750%) due 9/25/42(a)(d)	279,156
189,028	BBB+	Series 2023-DNA1, Class M1A, 7.448% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(d)	192,760
218,231	BBB+	Series 2023-DNA2, Class M1A, 7.448% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(d)	222,719
810,000	BBB-	Series 2024-DNA1, Class M2, 7.299% (30-Day Average SOFR + 1.950%) due 2/25/44(a)(d)	816,832
		Federal National Mortgage Association (FNMA), ACES:
2,792,119	NR	Series 2015-M7, Class X2, 0.582% due 12/25/24(d)(l)	317
11,124,313	NR	Series 2015-M8, Class X2, 0.157% due 1/25/25(d)(l)	435
522,833	NR	Series 2020-M36, Class X1, 1.543% due 9/25/34(d)(l)	29,933
245,000	NR	Series 2021-M2S, Class A2, 1.867% due 10/25/31(d)	209,620
265,000	NR	Series 2022-M10, Class A2, 2.002% due 1/25/32(d)	225,638
98,972	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2017-T1, Class A, 2.898% due 6/25/27	95,074
		Federal National Mortgage Association (FNMA), Interest Strip:
42,059	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	6,574
89,831	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	16,755
11,751	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	2,242
1,831,359	NR	Series 440, Class C6, 2.000% due 10/25/52(l)	219,704
		Federal National Mortgage Association (FNMA), REMICS:
9,447	NR	Series 2004-38, Class FK, 5.813% (30-Day Average SOFR + 0.464%) due 5/25/34(d)	9,377
24,555	NR	Series 2011-87, Class SG, 1.087% (6.436% - 30-Day Average SOFR) due 4/25/40(l)(m)	611
53,605	NR	Series 2012-35, Class SC, 1.037% (6.386% - 30-Day Average SOFR) due 4/25/42(l)(m)	7,610
40,969	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	43,222
59,775	NR	Series 2012-51, Class B, 7.000% due 5/25/42	64,749
42,217	NR	Series 2012-74, Class SA, 1.187% (6.536% - 30-Day Average SOFR) due 3/25/42(l)(m)	3,181
7,036	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(k)	6,314
2,226	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	23

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$38,258	NR	Series 2012-133, Class CS, 0.687% (6.036% - 30-Day Average SOFR) due 12/25/42(l)(m)	$5,143
153,052	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	163,618
121,749	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	126,226
30,314	NR	Series 2013-54, Class BS, 0.687% (6.036% - 30-Day Average SOFR) due 6/25/43(l)(m)	3,565
21,189	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(l)	897
651,265	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	573,223
273,926	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	240,018
22,198	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	21,962
575,380	NR	Series 2020-37, Class IM, 4.000% due 6/25/50(l)	118,699
217,366	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	135,926
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	553,672
72,868	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(l)	11,976
4,155,563	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(l)	663,691
595,668	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(l)	108,355
1,409,943	NR	Series 2021-43, Class IO, 2.500% due 6/25/51(l)	219,462
503,564	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(l)	75,092
695,587	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(l)	100,881
710,891	NR	Series 2021-77, Class WI, 3.000% due 8/25/50(l)	110,486
1,952,954	NR	Series 2022-22, Class IO, 2.500% due 10/25/51(l)	336,324
724,446	NR	Series 2022-86, Class IO, 2.500% due 5/25/50(l)	100,877
1,804,727	NR	Series 2023-2, Class CI, 2.000% due 10/25/50(l)	223,526
		FHLMC Multifamily Structured Pass-Through Certificates:
2,700,000	AA+(f)	Series K104, Class XAM, 1.507% due 1/25/30(d)(l)	174,508
440,000	AAA(f)	Series K144, Class A2, 2.450% due 4/25/32	388,968
946,623	AAA(f)	Series K736, Class X1, 1.404% due 7/25/26(d)(l)	17,325
3,962,854	AAA(f)	Series K743, Class X1, 1.020% due 5/25/28(d)(l)	115,811
4,310,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	4,553,526
1,100,000	Aaa(b)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 6.651% (3-Month Term SOFR + 1.372%) due 7/19/34(a)(d)	1,100,894
435,000	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	409,072
		Freddie Mac Multifamily Structured Pass Through Certificates:
3,376,023	AAA(f)	Series K104, Class X1, 1.243% due 1/25/30(d)(l)	163,094
10,468,766	Aaa(b)	Series K130, Class X1, 1.143% due 6/25/31(d)(l)	588,492
4,784,807	AAA(f)	Series K131, Class X1, 0.829% due 7/25/31(d)(l)	196,214
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	1,131,486
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(d)	698,245
24,169,249	Aaa(b)	Series K148, Class X1, 0.391% due 7/25/32(d)(l)	466,005
320,000	AAA(f)	Series K-152, Class A2, 3.780% due 11/25/32(d)	308,957
9,298,893	AAA(f)	Series K-157, Class X1, 0.419% due 5/25/33(d)(l)	203,763
4,998,898	AAA	Series K-160, Class X1, 0.383% due 8/25/33(d)(l)	97,402
		Freddie Mac Seasoned Credit Risk Transfer Trust:
760,268	BB(f)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(d)	735,039
210,000	BBB(f)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(d)	199,740
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 7.616% (30-Day Average SOFR + 2.264%) due 1/25/26(a)(d)	308,517
1,165,000	A(f)	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190% due 6/20/54(a)	1,203,140
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 7.144% (3-Month Term SOFR + 1.862%) due 10/20/34(a)(d)	1,054,130
460,000	AAA	GoldentTree Loan Management US CLO 7 Ltd., Series 2020-7A, Class AR, 6.614% (3-Month Term SOFR + 1.332%) due 4/20/34(a)(d)	460,467
245,106	A(f)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	209,077
		Government National Mortgage Association (GNMA):
209,785	NR	Series 2007-51, Class SG, 1.130% (6.466% - 1-Month Term SOFR) due 8/20/37(l)(m)	6,654
70	NR	Series 2010-85, Class HS, 1.200% (6.536% - 1-Month Term SOFR) due 1/20/40(l)(m)	—
53,809	NR	Series 2012-H27, Class AI, 1.741% due 10/20/62(d)(l)	1,935
55,100	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	5,785
305,600	NR	Series 2013-85, Class IA, 0.524% due 3/16/47(d)(l)	2,899
64,450	NR	Series 2013-107, Class AD, 2.798% due 11/16/47(d)	58,305

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$58,099	NR	Series 2014-105, Class IO, 0.129% due 6/16/54(d)(l)	$42
609,130	NR	Series 2014-H20, Class FA, 5.876% (1-Month Term SOFR + 0.544%) due 10/20/64(d)	607,428
37,904	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	6,829
39,957	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	7,369
92,649	NR	Series 2016-135, Class SB, 0.647% (5.986% - 1-Month Term SOFR) due 10/16/46(l)(m)	15,360
46,220	NR	Series 2017-H14, Class FK, 5.300% (1-Year CMT Index + 0.200%) due 5/20/67(d)	46,263
333,934	NR	Series 2017-H22, Class IC, 0.895% due 11/20/67(d)(l)	12,528
7,041,077	NR	Series 2018-45, Class IO, 0.542% due 3/16/59(d)(l)	246,203
71,652	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	66,497
24,189	NR	Series 2019-H13, Class FT, 5.550% (1-Year CMT Index + 0.450%) due 8/20/69(d)	24,149
225,787	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(l)	41,047
65,480	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(l)	11,940
312,335	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(l)	42,635
210,403	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(l)	28,872
68,585	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(l)	9,527
71,660	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(l)	9,832
74,014	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(l)	10,510
71,227	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(l)	9,884
2,654,894	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(l)	374,005
3,612,145	NR	Series 2020-179, Class IO, 1.010% due 9/16/62(d)(l)	276,639
340,146	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(l)	37,969
177,392	NR	Series 2020-H09, Class FL, 6.596% (1-Month Term SOFR + 1.264%) due 5/20/70(d)	179,578
192,642	NR	Series 2020-H12, Class F, 5.946% (1-Month Term SOFR + 0.614%) due 7/20/70(d)	190,186
306,971	NR	Series 2020-H13, Class FA, 5.896% (1-Month Term SOFR + 0.564%) due 7/20/70(d)	301,965
44,605	NR	Series 2020-H13, Class FC, 5.896% (1-Month Term SOFR + 0.564%) due 7/20/70(d)	43,874
222,705	NR	Series 2020-H20, Class FA, 5.796% (1-Month Term SOFR + 0.464%) due 4/20/70(d)	218,564
165,707	NR	Series 2021-2, Class AH, 1.500% due 6/16/63	128,073
142,046	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	109,621
2,627,848	NR	Series 2021-14, Class IO, 1.327% due 6/16/63(d)(l)	195,465
1,230,371	NR	Series 2021-77, Class LC, 1.250% due 7/20/50	975,013
431,554	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(l)	47,843
2,617,641	NR	Series 2021-133, Class IO, 0.881% due 7/16/63(d)(l)	178,075
857,455	NR	Series 2021-138, Class IK, 3.000% due 7/20/51(l)	126,350
2,879,532	NR	Series 2021-169, Class IO, 1.112% due 6/16/61(d)(l)	234,249
388,760	NR	Series 2021-188, Class PA, 2.000% due 10/20/51	317,601
447,411	NR	Series 2021-H02, Class TF, 6.726% (1-Month Term SOFR + 1.394%) due 1/20/71(d)	457,750
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	164,498
1,332,584	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(d)(l)	58,850
315,658	NR	Series 2022-9, Class GA, 2.000% due 1/20/52	263,750
160,182	NR	Series 2022-24, Class AH, 2.500% due 2/20/52	139,867
734,313	NR	Series 2022-81, Class CI, 3.000% due 9/20/50(l)	103,733
357,032	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	306,639
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(d)	152,831
1,470,565	NR	Series 2022-210, Class IO, 0.699% due 7/16/64(d)(l)	90,616
1,480,562	NR	Series 2022-216, Class IO, 0.749% due 7/16/65(d)(l)	94,234
1,399,272	NR	Series 2023-92, Class AH, 2.000% due 6/16/64	1,118,607
1,998,960	NR	Series 2023-92, Class IA, 0.611% due 6/16/64(d)(l)	125,433
1,446,567	NR	Series 2023-130, Class IO, 4.000% due 8/20/47(l)	252,262
8,258,856	NR	Series 2023-179, Class IO, 0.611% due 9/16/63(d)(l)	354,449
940,000	Aaa(b)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 6.963% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(d)	940,437
770,000	Ba3(b)	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 9.263% due 3/10/41(a)(d)	789,401
		GS Mortgage Securities Corp. Trust:
258,139	BB-	Series 2018-SRP5, Class A, 7.184% (1-Month Term SOFR + 1.847%) due 9/15/31(a)(d)	191,853
4,380,000	AAA	Series 2021-DM, Class A, 6.336% (1-Month Term SOFR + 0.999%) due 11/15/36(a)(d)	4,338,177
1,772,000	AA-(f)	Series 2021-IP, Class B, 6.601% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(d)	1,730,468
370,000	A+	Series 2021-ROSS, Class A, 6.751% (1-Month Term SOFR + 1.414%) due 5/15/26(a)(d)	345,676
209,569	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	199,990
42,363	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 5.415% due 6/19/34(d)	40,297
369,799	Aa1(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)	315,734

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$280,000	Aaa(b)	HPS Loan Management Ltd., Series 15A-19, Class A1R, 6.602% (3-Month Term SOFR + 1.320%) due 1/22/35(a)(d)	$280,331
38,319	AA	Impac CMB Trust, Series 2007-A, Class A, 5.892% (1-Month Term SOFR + 0.614%) due 5/25/37(a)(d)	36,270
710,000	AAA(f)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	680,210
21,955	Caa2(b)	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.219% due 9/25/35(d)	17,979
286,557	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	261,966
864,253	Ca(b)	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 5.712% (1-Month Term SOFR + 0.434%) due 8/25/36(d)	240,308
350,000	CCC(f)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, 3.364% due 9/15/47(a)(d)	290,201
		JPMDB Commercial Mortgage Securities Trust:
340,000	BBB(f)	Series 2017-C5, Class B, 4.009% due 3/15/50(d)	284,385
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	181,684
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	116,892
		JPMorgan Chase Commercial Mortgage Securities Trust:
1,710,000	C(b)	Series 2018-PHH, Class F, 8.694% (1-Month Term SOFR + 3.357%) due 6/15/35(a)(d)(g)	28,818
250,000	Baa1(b)	Series 2021-MHC, Class D, 7.401% (1-Month Term SOFR + 2.064%) due 4/15/38(a)(d)	247,445
		JPMorgan Mortgage Trust:
134,100	AAA	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(d)	120,461
124,135	AAA	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(d)	112,033
672,916	Aaa(b)	Series 2019-6, Class B1, 4.265% due 12/25/49(a)(d)	628,567
1,530,068	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(d)	1,271,628
436,357	Aaa(b)	KIND Trust, Series 2021-KIND, Class A, 6.404% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(d)	428,000
280,000	AAA	Kings Park CLO Ltd., Series 2021-1A, Class A, 6.674% (3-Month Term SOFR + 1.392%) due 1/21/35(a)(d)	280,244
888,199	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 6.523% (1-Month Term SOFR + 1.184%) due 2/15/39(a)(d)	879,102
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	899,303
94,653	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.428% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(d)	95,008
1,000,000	Aaa(b)	LCM XIV LP, Series 14A, Class BR, 7.124% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(d)	1,000,978
		Legacy Mortgage Asset Trust:
629,947	NR	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(a)	632,244
475,887	NR	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(a)	479,851
232,900	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	208,869
270,000	AAA	M&T Equipment 2024-LEAF1 Notes, Series 2024-1A, Class A4, 4.940% due 8/18/31(a)	270,822
248,375	A+	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	232,828
8,350	WD(f)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 5.814% due 5/25/34(d)	7,326
3,375,000	A(f)	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230% due 4/20/54(a)	3,494,122
209,719	AAA(f)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.252% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(d)	208,258
530,000	Aaa(b)	MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.100% due 7/13/49(a)	541,337
169,406	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	143,028
		MSWF Commercial Mortgage Trust:
730,000	Aaa(b)	Series 2023-2, Class A5, 6.014% due 12/15/56(d)	796,716
3,797,828	Aaa(b)	Series 2023-2, Class XA, 1.141% due 12/15/56(d)(l)	244,412
944,546	AAA	MVW Owner Trust, Series 2019-1A, Class A, 2.890% due 11/20/36(a)	929,474
2,335,000	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,408,432
1,945,375	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	1,994,711
250,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 6.723% (3-Month Term SOFR + 1.422%) due 7/15/34(a)(d)	250,206
1,270,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,132,090
		New Residential Mortgage Loan Trust:
105,334	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(d)	100,139
144,537	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(d)	141,871

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$367,769	Aaa(b)	Series 2019-2A, Class A1, 4.250% due 12/25/57(a)(d)	$358,946
381,474	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(d)	362,574
635,437	AAA(f)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	629,436
570,000	AAA(f)	NJ Trust, Series 2023-GSP, Class A, 6.697% due 1/6/29(a)(d)	600,382
680,000	AAA(f)	NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.978% (1-Month Term SOFR + 1.641%) due 3/15/39(a)(d)	677,082
330,000	AAA(f)	NYC Trust, Series 2024-3ELV, Class A, 7.328% (1-Month Term SOFR + 1.991%) due 8/15/29(a)(d)	331,238
		Oak Street Investment Grade Net Lease Fund:
340,491	AAA	Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	324,335
1,675,000	BBB	Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,569,868
250,000	AAA	Oaktree CLO Ltd., Series 2022-3A, Class A2, 7.601% (3-Month Term SOFR + 2.300%) due 7/15/35(a)(d)	250,013
		OBX Trust:
2,369,899	AAA(f)	Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(d)	2,010,797
197,532	AAA(f)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(a)	196,317
369,539	AAA(f)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(a)	367,016
723,524	AAA(f)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(a)	726,558
1,224,325	AAA(f)	Series 2023-NQM7, Class A1, step bond to yield, 6.844% due 4/25/63(a)	1,249,514
1,137,334	AAA(f)	Series 2024-NQM1, Class A1, step bond to yield, 5.928% due 11/25/63(a)	1,147,729
3,234,000	AAA	One New York Plaza Trust, Series 2020-1NYP, Class A, 6.401% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(d)	3,085,161
870,000	AAA(f)	ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.753% due 7/15/39(a)(d)(h)	883,145
131,076	BB+	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 6.172% (1-Month Term SOFR + 0.894%) due 11/25/34(d)	133,418
135,937	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 6.677% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(d)	136,064
3,545,000	BBB	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765% due 6/5/54(a)	3,610,048
118,274	NR	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 9.161% (30-Day Average SOFR + 3.814%) due 11/27/31(a)(d)	118,750
1,243,329	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,231,015
394,801	WR(b)	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	346,693
		PRKCM Trust:
770,000	BBB	Series 2022-AFC2, Class M1, 6.201% due 8/25/57(a)(d)	763,871
643,815	AAA	Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	649,949
		PRPM LLC:
809,409	AAA(f)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	820,203
315,265	AAA(f)	Series 2024-RCF1, Class A1, step bond to yield, 4.000% due 1/25/54(a)	309,286
2,992,500	NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,184,081
1,220,000	Aaa(b)	Rad CLO 22 Ltd., Series 2023-22A, Class A1, 7.112% (3-Month Term SOFR + 1.830%) due 1/20/37(a)(d)	1,233,331
585,424	Aaa(b)	RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.500% due 6/25/54(a)(d)	596,698
620,937	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 6.592% (1-Month Term SOFR + 1.314%) due 11/25/36(a)(d)	617,849
1,100,000	AA	Regatta XII Funding Ltd., Series 2019-1A, Class BR, 7.163% (3-Month Term SOFR + 1.862%) due 10/15/32(a)(d)	1,102,541
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 10.089% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(d)	803,601
		Saluda Grade Alternative Mortgage Trust:
1,466,667	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(d)	1,515,375
3,685,730	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(d)	3,815,044
4,499,076	NR	Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(d)	4,565,563
256,927	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	251,539
4,174,538	BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,064,103
1,580,348	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	1,620,677
1,318,375	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,364,884
4,960,000	AA-	SHER Trust, Series 2024-DAL, Class B, 7.577% (1-Month Term SOFR + 2.240%) due 4/15/37(a)(d)	4,905,907
310,000	AAA	Silver Rock CLO I Ltd., Series 2020-1A, Class AR, 7.062% (3-Month Term SOFR + 1.780%) due 10/20/33(a)(d)	310,358

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8% — (continued)
$330,000		AAA(f)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	$281,399
310,000		NR	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(d)	203,943
1,062,118		AAA	SREIT Trust, Series 2021-MFP, Class A, 6.182% (1-Month Term SOFR + 0.845%) due 11/15/38(a)(d)	1,049,949
3,500,000		A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,594,672
684,656		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	647,887
250,000		Aaa(b)	Storm King Park CLO Ltd., Series 2022-1A, Class A1, 7.351% (3-Month Term SOFR + 2.050%) due 10/15/35(a)(d)	250,484
36,850		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.956% (1-Month Term SOFR + 0.614%) due 7/19/35(d)	35,081
840,181		Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 6.704% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(d)	830,249
359,107		NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	334,057
1,090,000		AAA	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 6.941% (3-Month Term SOFR + 1.640%) due 1/14/34(a)(d)	1,093,270
			Towd Point Mortgage Trust:
760,000		A1(b)	Series 2015-2, Class 1B3, 3.762% due 11/25/60(a)(d)	679,603
770,000		Aa2(b)	Series 2016-5, Class B2, 3.819% due 10/25/56(a)(d)	691,331
284,883		AAA(f)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(d)	258,202
			UBS Commercial Mortgage Trust:
340,000		AA-(f)	Series 2018-C11, Class B, 4.713% due 6/15/51(d)	304,081
469,981		Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	424,230
830,833		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(d)	787,833
			Verus Securitization Trust:
684,381		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(d)	582,028
2,438,624		AAA	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	2,175,252
750,233		A	Series 2022-7, Class A3, 5.350% due 7/25/67(a)(d)	746,328
232,278		A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(a)	234,532
1,057,680		A	Series 2024-3, Class A3, step bond to yield, 6.845% due 4/25/69(a)	1,074,951
84,445		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	85,771
483,748		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 6.092% (1-Month Term SOFR + 0.814%) due 12/25/45(d)	484,850
			Wells Fargo Commercial Mortgage Trust:
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	980,366
149,782		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	147,136
384,614		Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	376,421
9,545,901		Aaa(b)	Series 2018-C43, Class XA, 0.724% due 3/15/51(d)(l)	166,759
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	244,461
3,060,935		Aaa(b)	Series 2019-C52, Class XA, 1.705% due 8/15/52(d)(l)	180,811
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	166,231
370,000		Aaa(b)	Series 2024-C63, Class A5, 5.309% due 8/15/57	383,617
750,000		AAA	Whitebox CLO I Ltd., Series 2019-1A, Class A1RR, 6.661% (3-Month Term SOFR + 1.320%) due 7/24/36(a)(d)	750,872
2,992,450		NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,734,238
4,300,000		A-(f)	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640% due 4/20/54(a)	4,436,429

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $224,755,891)	220,006,556

SOVEREIGN BONDS — 3.9%

Argentina — 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC	1.000% due 7/9/29	38,784
8,352		CCC	step bond to yield, 0.750% due 7/9/30	4,740
2,028,978		CCC	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.625% due 9/1/37(a)	918,112

			Total Argentina	961,636

Australia — 0.1%
3,830,000	AUD	Aaau(b)	Australia Government Bonds, (Cost — $2,435,554, acquired 3/6/24), 2.750% due 11/21/28(c)	2,510,487

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Benin — 0.1%
$1,000,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	$958,960

Bermuda — 0.1%
1,000,000		A+	Bermuda Government International Bonds, 5.000% due 7/15/32(a)	997,800

Brazil — 0.4%
			Brazil Notas do Tesouro Nacional Serie F:
19,000,000	BRL	BB	10.000% due 1/1/27	3,305,203
22,000,000	BRL	BB	10.000% due 1/1/29	3,712,991
400,000		BB	Brazilian Government International Bonds, 6.125% due 3/15/34	405,081

			Total Brazil	7,423,275

Canada — 0.0%@
50,000		AA-	Province of British Columbia Canada, 4.200% due 7/6/33	49,681
			Province of Ontario Canada:
200,000		A+	2.500% due 4/27/26	194,630
200,000		A+	3.100% due 5/19/27	195,540
50,000		A+	5.050% due 4/24/34	52,943

			Total Canada	492,794

Chile — 0.1%
			Chile Government International Bonds:
200,000		A	3.125% due 1/21/26	195,700
200,000		A	2.750% due 1/31/27	191,819
200,000		A	3.240% due 2/6/28	192,129
350,000		A	2.450% due 1/31/31	309,771
45,000		A	2.550% due 1/27/32	39,279
200,000		A	3.500% due 1/25/50	151,292

			Total Chile	1,079,990

Colombia — 0.1%
			Colombia Government International Bonds:
200,000		BB+	8.000% due 4/20/33	213,050
750,000		BB+	8.000% due 11/14/35	797,824
930,000		BB+	4.125% due 2/22/42	637,525

			Total Colombia	1,648,399

Dominican Republic — 0.0%@
			Dominican Republic International Bonds:
200,000		BB	4.500% due 1/30/30(a)	189,630
185,000		BB	7.050% due 2/3/31(a)	198,734

			Total Dominican Republic	388,364

France — 0.4%
7,260,000	EUR	AA-u(f)	French Republic Government Bonds OAT, (Cost — $7,766,765, acquired 7/9/24), 2.750% due 2/25/29(a)(c)	8,061,361

Hungary — 0.0%@
200,000		BBB-	Hungary Government International Bonds, (Cost — $197,977, acquired 12/6/21), 2.125% due 9/22/31(c)	165,370

Indonesia — 0.1%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	79,410
445,000		BBB	2.850% due 2/14/30	410,092
320,000		BBB	2.150% due 7/28/31	274,108
200,000		BBB	3.050% due 3/12/51	143,676
29,000,000,000	IDR	NR	Indonesia Treasury Bonds, 6.875% due 4/15/29	1,903,980

			Total Indonesia	2,811,266

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Israel — 0.1%
			Israel Government International Bonds:
$400,000		A+	2.750% due 7/3/30	$350,129
2,215,000		A+	5.750% due 3/12/54	2,111,928

			Total Israel	2,462,057

Ivory Coast — 0.0%@
500,000		BB-	Ivory Coast Government International Bonds, 8.250% due 1/30/37(a)	499,725

Japan — 0.0%@
			Japan Bank for International Cooperation:
200,000		A+	4.250% due 1/26/26	199,801
200,000		A+	2.375% due 4/20/26	194,092
200,000		A+	1.875% due 7/21/26	191,713

			Total Japan	585,606

Kenya — 0.0%@
520,000		B-	Kenya Government International Bonds, 6.300% due 1/23/34(a)	401,994
540,000		B-	Republic of Kenya Government International Bonds, 9.750% due 2/16/31(a)	525,406

			Total Kenya	927,400

Malaysia — 0.1%
6,400,000	MYR	BBB+(f)	Malaysia Government Bonds, 3.882% due 3/14/25	1,487,370

Mexico — 1.1%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,092,541
47,930,000	MXN	BBB+	7.750% due 11/23/34	2,128,828
203,975,700	MXN	BBB+	7.750% due 11/13/42	8,362,102
84,090,000	MXN	BBB+	8.000% due 11/7/47	3,485,649
			Mexico Government International Bonds:
200,000		BBB	4.125% due 1/21/26	198,643
200,000		BBB	4.150% due 3/28/27	197,400
323,000		BBB	3.750% due 1/11/28	313,090
200,000		BBB	5.400% due 2/9/28	203,610
572,000		BBB	4.500% due 4/22/29	560,321
200,000		BBB	3.250% due 4/16/30	181,788
964,000		BBB	2.659% due 5/24/31	820,464
1,260,000		BBB	3.500% due 2/12/34	1,063,022
1,700,000		BBB	6.350% due 2/9/35	1,770,090
310,000		BBB	4.750% due 3/8/44	258,906
425,000		BBB	4.600% due 2/10/48	337,870
200,000		BBB	6.338% due 5/4/53	196,610

			Total Mexico	21,170,934

Nigeria — 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	235,930

Oman — 0.1%
			Oman Government International Bonds:
200,000		Ba1(b)	(Cost — $210,132, acquired 12/6/21), 5.625% due 1/17/28(c)	204,379
700,000		Ba1(b)	(Cost — $718,375, acquired 3/12/24), 6.750% due 1/17/48(c)	759,268

			Total Oman	963,647

Panama — 0.2%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	198,906
500,000		BBB	3.160% due 1/23/30	436,154
200,000		BBB	2.252% due 9/29/32	150,647
650,000		BBB	3.298% due 1/19/33	529,427
750,000		BBB	6.400% due 2/14/35	750,523
10,000		BBB	4.500% due 4/1/56	7,010
2,500,000		BBB	4.500% due 1/19/63	1,710,652

			Total Panama	3,783,319

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Peru — 0.1%
			Peruvian Government International Bonds:
$650,000		BBB-	2.783% due 1/23/31	$575,419
100,000		BBB-	3.000% due 1/15/34	84,864
70,000		BBB-	6.550% due 3/14/37	77,916
290,000		BBB-	5.625% due 11/18/50	295,439
50,000		BBB-	3.550% due 3/10/51	37,425
190,000		BBB-	2.780% due 12/1/60	112,902

			Total Peru	1,183,965

Philippines — 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	382,696
560,000		BBB+	1.648% due 6/10/31	465,904
550,000		BBB+	1.950% due 1/6/32	459,241

			Total Philippines	1,307,841

Poland — 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	3.250% due 4/6/26	49,246
50,000		A-	5.500% due 11/16/27	52,068
100,000		A-	4.875% due 10/4/33	101,465
50,000		A-	5.500% due 4/4/53	51,303
100,000		A-	5.500% due 3/18/54	102,266

			Total Poland	356,348

Romania — 0.1%
1,000,000		BBB-	Romanian Government International Bonds, 6.375% due 1/30/34(a)	1,032,296

South Africa — 0.2%
70,000,000	ZAR	BB	South Africa Government Bonds, 8.000% due 1/31/30	3,733,561

South Korea — 0.0%@
200,000		AA	Export-Import Bank of Korea, 1.125% due 12/29/26	186,243

Supranational — 0.1%
			International Bank for Reconstruction & Development:
200,000		AAA	3.125% due 11/20/25	197,278
100,000		AAA	3.125% due 6/15/27	98,107
100,000		Aaa(b)	2.500% due 11/22/27	96,024
200,000		AAA	1.375% due 4/20/28	183,611
150,000		AAA	3.500% due 7/12/28	148,442
100,000		AAA	3.625% due 9/21/29	99,116
100,000		AAA	4.000% due 7/25/30	100,798
100,000		AAA	4.500% due 4/10/31	103,502

			Total Supranational	1,026,878

United Kingdom — 0.2%
3,745,000	GBP	AA-u(f)	United Kingdom Gilt, (Cost — $4,547,250, acquired 3/6/24), 3.250% due 1/31/33(c)	4,682,334

Uruguay — 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	108,511
100,000		BBB+	5.100% due 6/18/50	99,498
50,000		BBB+	4.975% due 4/20/55	48,263

			Total Uruguay	256,272

			TOTAL SOVEREIGN BONDS (Cost — $76,843,270)	73,381,428

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

ASSET-BACKED SECURITIES — 0.8%

Automobiles — 0.5%
		Avis Budget Rental Car Funding AESOP LLC:
$780,000	Aaa(b)	Series 2023-5A, Class A, 5.780% due 4/20/28(a)	$797,405
320,000	Aaa(b)	Series 2024-1A, Class A, 5.360% due 6/20/30(a)	326,680
320,000	Baa3(b)	Series 2024-1A, Class C, 6.480% due 6/20/30(a)	331,072
4,000,000	Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	4,049,270
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	574,582
		Hertz Vehicle Financing III LLC:
390,000	Aaa(b)	Series 2023-3A, Class A, 5.940% due 2/25/28(a)	398,114
270,000	Aaa(b)	Series 2023-4A, Class A, 6.150% due 3/25/30(a)	281,805
354,000	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	361,223
933,000	AA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	949,215
1,308,000	Aaa(b)	Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.020% due 9/15/28	1,322,387

		Total Automobiles	9,391,753

Credit Cards — 0.0%@
		American Express Credit Account Master Trust:
118,000	Aaa(b)	Series 2022-3, Class A, 3.750% due 8/15/27	116,942
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	280,594
462,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	463,291

		Total Credit Cards	860,827

Student Loans — 0.3%
1,184,234	A2(b)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class C, 7.149% (30-Day Average SOFR + 1.800%) due 6/25/47(a)(d)	1,190,840
91,666	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	87,050
844,766	Aaa(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 6.513% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(d)	843,657
234,872	Aaa(b)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 6.263% (30-Day Average SOFR + 0.914%) due 10/25/56(a)(d)	234,750
956,419	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 6.513% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(d)	959,527
		Nelnet Student Loan Trust:
596,731	AA+	Series 2006-1, Class A6, 5.813% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(d)	594,960
107,977	Aaa(b)	Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	100,101
		SMB Private Education Loan Trust:
438,443	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	400,183
208,632	Aa1(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	198,213
552,975	Aaa(b)	Series 2024-C, Class A1B, 6.454% (30-Day Average SOFR + 1.100%) due 6/17/52(a)(d)	554,441
400,000	Aaa(b)	Series 2024-E, Class A1A, 5.090% due 10/16/56(a)	402,164

		Total Student Loans	5,565,886

		TOTAL ASSET-BACKED SECURITIES (Cost — $15,735,240)	15,818,466

SENIOR LOANS — 0.7%
157,980	NR	Acrisure LLC, (Cost — $158,770, acquired 6/20/24), 8.594% (3-Month CME Term SOFR + 3.250%) due 11/6/30(c)(d)	157,246
196,792	NR	Ali Group North America Corp., (Cost — $195,631, acquired 10/13/21), 7.361% (1-Month CME Term SOFR + 2.000%) due 7/30/29(c)(d)	197,820
246,811	NR	AlixPartners, LLP, (Cost — $245,622, acquired 6/12/23), 7.861% (1-Month CME Term SOFR + 2.500%) due 2/4/28(c)(d)	248,132
803,791	NR	Allied Universal Holdco LLC, (Cost — $798,697, acquired 9/14/23), 9.097% (1-Month CME Term SOFR + 3.750%) due 5/12/28(c)(d)	799,973
34,624	NR	Alterra Mountain Co., (Cost — $34,812, acquired 4/1/24), 8.497% (1-Month CME Term SOFR + 3.250%) due 8/17/28(c)(d)	34,780

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 0.7% — (continued)
$294,083	NR	AmWINS Group Inc., (Cost — $293,010, acquired 6/12/23), 7.611% (1-Month CME Term SOFR + 2.250%) due 2/19/28(c)(d)	$294,946
480,017	NR	Ascensus Group Holdings Inc., (Cost — $472,663, acquired 6/12/23), 8.861% (1-Month CME Term SOFR + 3.500%) due 8/2/28(c)(d)	482,017
		Asurion LLC:
1,323,144	NR	8.611% (1-Month CME Term SOFR + 3.250%) due 12/23/26(d)	1,318,864
294,828	NR	(Cost — $294,997, acquired 3/7/24), 8.611% (1-Month CME Term SOFR + 3.250%) due 12/23/26(c)(d)	293,874
116,100	NR	(Cost — $115,578, acquired 1/29/21), 8.611% (1-Month CME Term SOFR + 3.250%) due 7/31/27(c)(d)	115,045
335,158	NR	athenahealth Group Inc., (Cost — $334,100, acquired 1/27/22), 8.497% (1-Month CME Term SOFR + 3.250%) due 2/15/29(c)(d)	333,603
546,715	NR	Avolon TLB Borrower 1 LLC, (Cost — $547,910, acquired 1/18/24), 7.311% (1-Month CME Term SOFR + 2.000%) due 6/22/28(c)(d)	549,421
372,000	NR	Boost Newco Borrower LLC, (Cost — $373,367, acquired 8/1/24), 7.748% (3-Month CME Term SOFR + 2.500%) due 1/31/31(c)(d)	373,494
213,525	NR	Brown Group Holding LLC, (Cost — $213,374, acquired 11/9/21), 7.997% (1-Month CME Term SOFR + 2.750%) due 7/1/31(c)(d)	213,758
		Caesars Entertainment Inc.:
37,900	NR	(Cost — $37,900, acquired 2/1/23), 7.997% (1-Month CME Term SOFR + 2.750%) due 2/6/30(c)(d)	37,998
562,060	NR	(Cost — $560,772, acquired 1/24/24), 7.997% (1-Month CME Term SOFR + 2.750%) due 2/6/31(c)(d)	563,308
188,126	NR	Citadel Securities LP, (Cost — $188,102, acquired 1/30/24), 7.497% (1-Month CME Term SOFR + 2.250%) due 7/29/30(c)(d)	188,761
129,675	NR	Clarios Global LP, (Cost — $130,620, acquired 7/16/24), 7.747% (1-Month CME Term SOFR + 2.500%) due 5/6/30(c)(d)	130,229
82,432	NR	Cloudera Inc., (Cost — $81,966, acquired 8/10/21), 9.097% (1-Month CME Term SOFR + 3.750%) due 10/8/28(c)(d)	80,835
238,454	NR	Coherent Corp., (Cost — $239,169, acquired 4/2/24), 7.747% (1-Month CME Term SOFR + 2.500%) due 7/2/29(c)(d)	239,646
1,012,064	NR	Cotiviti Inc., (Cost — $1,007,363, acquired 2/22/24), 8.592% (1-Month CME Term SOFR + 3.250%) due 5/1/31(c)(d)	1,013,961
374,059	NR	CP Atlas Buyer Inc. due 11/23/27(n)	361,435
521,097	NR	DCert Buyer Inc., (Cost — $519,429, acquired 6/12/23), 9.247% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(d)	512,019
246,787	NR	Deerfield Dakota Holding LLC, (Cost — $239,392, acquired 6/12/23), 9.085% (3-Month CME Term SOFR + 3.750%) due 4/9/27(c)(d)	245,363
55,354	NR	First Eagle Holdings Inc., (Cost — $55,268, acquired 3/4/24), 8.335% (3-Month CME Term SOFR + 3.000%) due 3/5/29(c)(d)	54,925
716,400	NR	Flutter Entertainment Public Limited Co., (Cost — $714,804, acquired 11/17/23), 7.585% (3-Month CME Term SOFR + 2.250%) due 11/30/29(c)(d)	718,191
209,792	NR	Focus Financial Partners LLC, (Cost — $210,296, acquired 1/18/24), 7.997% (1-Month CME Term SOFR + 2.750%) due 6/30/28(c)(d)	209,966
106,416	NR	Gainwell Acquisition Corp., (Cost — $105,701, acquired 2/12/21), 9.435% (3-Month CME Term SOFR + 4.000%) due 10/1/27(c)(d)	97,105
75,194	NR	Garda World Security Corp., (Cost — $75,388, acquired 2/2/24), 9.594% (3-Month CME Term SOFR + 4.250%) due 2/1/29(c)(d)	75,391
200,000	NR	Genesee & Wyoming Inc., (Cost — $199,054, acquired 4/5/24), 7.335% (3-Month CME Term SOFR + 2.000%) due 4/10/31(c)(d)	200,198
340,558	NR	Jazz Pharmaceuticals Inc., (Cost — $341,561, acquired 7/19/24), 7.497% (1-Month CME Term SOFR + 2.250%) due 5/5/28(c)(d)	341,232
303,714	NR	Light and Wonder International Inc., (Cost — $305,802, acquired 7/17/24), 7.592% (1-Month CME Term SOFR + 2.250%) due 4/15/29(c)(d)	304,454

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 0.7% — (continued)
$450,000	NR	Medline Borrower LP, (Cost — $451,688, acquired 7/2/24) due 10/23/28(c)(n)	$450,956
820,000	NR	Modivcare Inc., 10.082% (3-Month CME Term SOFR + 4.750%) due 7/1/31(d)	802,062
239,423	NR	Nexstar Media Inc., (Cost — $238,908, acquired 8/16/19), 7.861% (1-Month CME Term SOFR + 2.500%) due 9/18/26(c)(d)	240,038
59,532	NR	PCI Gaming Authority, (Cost — $59,519, acquired 5/15/19), 7.342% (1-Month CME Term SOFR + 2.000%) due 7/18/31(c)(d)	59,272
21,211	NR	Peraton Corp., (Cost — $20,928, acquired 12/14/22), 9.097% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(d)	20,805
374,058	NR	Rocket Software Inc., 9.997% (1-Month CME Term SOFR + 4.750%) due 11/28/28(d)	374,565
246,875	NR	Sedgwick Claims Management Services Inc., (Cost — $244,949, acquired 6/12/23), 9.002% (3-Month CME Term SOFR + 3.750%) due 7/31/31(c)(d)	247,492
200,000	NR	Setanta Aircraft Leasing DAC, (Cost — $200,764, acquired 5/14/24), 7.085% (3-Month CME Term SOFR + 1.750%) due 11/5/28(c)(d)	201,554
470,000	NR	Sotera Health Holdings LLC, (Cost — $467,732, acquired 5/23/24), 8.497% (1-Month CME Term SOFR + 3.250%) due 5/30/31(c)(d)	470,294
186,786	NR	UFC Holdings LLC, (Cost — $188,187, acquired 4/30/19), 8.291% (3-Month CME Term SOFR + 2.750%) due 4/29/26(c)(d)	187,579

		TOTAL SENIOR LOANS (Cost — $13,835,543)	13,842,607

MUNICIPAL BONDS — 0.2%

California — 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	248,053
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	101,052
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	238,654
		State of California, GO:
100,000	AA-	4.600% due 4/1/38	98,866
200,000	AA-	5.750% due 10/1/31	219,080
150,000	AA-	5.875% due 10/1/41	161,535
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	23,101
266,000	AA	Series AQ, 4.767% due 5/15/15	240,747
90,000	AA	Series BF, 2.650% due 5/15/50	60,932

		Total California	1,392,020

Connecticut — 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	324,597

Florida — 0.0%@
50,000	AA	State Board of Administration Finance Corp., Revenue Bonds, Series A, 5.526% due 7/1/34	51,902

Illinois — 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, 4.472% due 1/1/49	140,056
235,294	A-	State of Illinois, GO, 5.100% due 6/1/33	236,858

		Total Illinois	376,914

Minnesota — 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	230,474

New Jersey — 0.1%
310,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	315,754
85,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	95,754

		Total New Jersey	411,508

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

New York — 0.0%@
$100,000		AA	City of New York, GO, 5.263% due 10/1/52	$105,157
150,000		AA-	Port Authority of New York & New Jersey, Revenue Bonds, 5.072% due 7/15/53	153,044

			Total New York	258,201

Texas — 0.0%@
40,000		AA-	Dallas Fort Worth International Airport, Revenue Bonds, Series A, 3.144% due 11/1/45	31,250

			TOTAL MUNICIPAL BONDS (Cost — $3,203,756)	3,076,866

Shares/Units

COMMON STOCK — 0.0%@

Telecommunications — 0.0%@
11,289			Intelsat SA*(g)
			(Cost — $848,528)	422,395

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,865,367,237)	1,834,950,798

Face Amount†

SHORT-TERM INVESTMENTS — 5.9%

TIME DEPOSITS — 5.9%
181	AUD		ANZ National Bank — Hong Kong, 2.920% due 9/2/24	122
$9,660,966			ANZ National Bank — London, 4.680% due 9/3/24	9,660,966
483	ZAR		BBH — New York, 6.220% due 9/2/24	27
609,568	AUD		BNP Paribas — Paris, 2.920% due 9/2/24	412,525
68,539,453			Canadian Imperial Bank of Commerce — Toronto, 4.680% due 9/3/24	68,539,453
789,174	EUR		Citibank — London, 2.570% due 9/2/24	872,392
13,378,284			Citibank — New York, 4.680% due 9/3/24	13,378,284
15,623,758			JPMorgan Chase & Co. — New York, 4.680% due 9/3/24	15,623,758
			Skandinaviska Enskilda Banken AB — Stockholm:
226,698	GBP		3.910% due 9/2/24	297,734
27			4.680% due 9/3/24	27
			Sumitomo Mitsui Banking Corp. — Tokyo:
19,066,619	JPY		0.010% due 9/2/24	130,446
515,578			4.680% due 9/3/24	515,578

			TOTAL SHORT-TERM INVESTMENTS (Cost — $109,431,312)	109,431,312

			TOTAL INVESTMENTS IN SECURITIES (Cost — $1,974,798,549)	1,944,382,110

			TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.0% (Cost — $25,739)	8,063

			TOTAL INVESTMENTS — 104.3% (Cost — $1,974,824,288)	1,944,390,173

			Liabilities in Excess of Other Assets — (4.3)%	(79,168,634)

			TOTAL NET ASSETS — 100.0%	$1,865,221,539

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
@	The amount is less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $339,281,603 and represents 18.2% of net assets.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2024, amounts to $53,490,115 and represents 2.9% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Principal only security.
(l)	Interest only security.
(m)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of August 31, 2024.
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contract.
(p)	All or a portion of this security is held at the broker as collateral for open forward foreign currency contracts.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2024, the Fund held Level 3 securities with a value of $0, representing 0.0% of net assets.

At August 31, 2024, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,996,499,874	$44,181,992	$(100,411,827)	$(56,229,835)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
ACES	— Alternative Credit Enhancement Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PAM	— Paid at Maturity
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	29.7%
Mortgage-Backed Securities	27.1
U.S. Government Agencies & Obligations	20.8
Collateralized Mortgage Obligations	11.3
Sovereign Bonds	3.8
Asset-Backed Securities	0.8
Senior Loans	0.7
Municipal Bonds	0.2
Common Stock	0.0	*
Purchased Option	0.0	*
Short-Term Investments	5.6

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At August 31, 2024, Core Fixed Income Fund held the following Option Contracts Purchased:

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
215	$ 51,108,188	3-Month SOFR Futures, Call (Cost — $25,739)	GSC	9/13/24	$95.25	$8,063

†	Amount denominated in U.S. dollars, unless otherwise noted.

At August 31, 2024, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
215	$ 51,108,188	3-Month SOFR Futures, Call	GSC	9/13/24	$96.25	$1,344
50	11,885,625	3-Month SOFR Futures, Call	GSC	9/13/24	$96.88	312
416	100,448,400	3-Month SOFR Futures, Call	GSC	6/13/25	$97.00	275,600

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $150,639)				$277,256

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

At August 31, 2024, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	368	3/26	$88,421,791	$89,079,000	$657,209
U.S. Treasury 2-Year Note Futures	675	12/24	140,225,034	140,094,141	(130,893)
U.S. Treasury 5-Year Note Futures	386	12/24	42,325,815	42,227,797	(98,018)
U.S. Treasury 10-Year Note Futures	1,477	12/24	168,614,087	167,731,813	(882,274)
U.S. Treasury Ultra Long Bond Futures	129	12/24	17,329,804	17,019,938	(309,866)
U.S. Ultra Long Bond Futures	32	12/24	3,786,547	3,758,000	(28,547)
United Kingdom Treasury 10-Year Gilt Futures	48	12/24	6,217,714	6,222,127	4,413

					(787,976)

Contracts to Sell:
Euro-Bobl Futures	100	9/24	12,752,471	13,007,830	(255,359)
Euro-Bund Futures	87	9/24	12,492,060	12,878,680	(386,620)
Japan Government 10-Year Bond Futures	9	9/24	8,804,502	8,911,025	(106,523)
U.S. Treasury 5-Year Note Futures	548	12/24	60,151,563	59,950,345	201,218
U.S. Treasury Long Bond Futures	36	12/24	4,462,875	4,432,500	30,375
U.S. Ultra Long Bond Futures	44	12/24	5,208,210	5,167,250	40,960

					(475,949)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,263,925)

At August 31, 2024, Core Fixed Income Fund had deposited cash of $11,099,341 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

At August 31, 2024, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	7,635,708	USD	5,167,840	CITI	$5,172,880	10/18/24	$5,040
Australian Dollar	2,670,000	USD	1,748,179	CITI	1,808,816	10/18/24	60,637
Brazilian Real	49,110,606	USD	8,829,587	CITI	8,687,319	10/2/24	(142,268)
Brazilian Real	49,110,606	USD	8,682,615	CITI	8,715,822	9/4/24	33,207
Brazilian Real	49,110,606	USD	8,661,635	CITI	8,715,822	9/4/24	54,187
British Pound	2,592,500	USD	3,350,858	GSC	3,405,699	9/30/24	54,841
Euro	460,000	USD	503,613	GSC	509,113	9/30/24	5,500
Euro	1,400,000	USD	1,508,640	GSC	1,549,473	9/30/24	40,833
Euro	4,400,000	USD	4,810,388	GSC	4,869,772	9/30/24	59,384
Indian Rupee	54,650,000	USD	652,530	CITI	650,921	10/18/24	(1,609)
Japanese Yen	735,477,380	USD	4,645,115	CITI	5,064,722	10/18/24	419,607

							589,359

Contracts to Sell:
Australian Dollar	4,070,000	USD	2,747,787	CITI	2,757,258	10/18/24	(9,471)
Australian Dollar	510,000	USD	342,826	CITI	345,505	10/18/24	(2,679)
Australian Dollar	500,000	USD	336,504	CITI	338,730	10/18/24	(2,226)
Australian Dollar	1,260,000	USD	855,138	CITI	853,598	10/18/24	1,540
Australian Dollar	690,000	USD	469,223	CITI	467,446	10/18/24	1,777
Australian Dollar	3,710,000	USD	2,472,492	GSC	2,512,387	9/30/24	(39,895)
Brazilian Real	49,110,606	USD	8,682,615	CITI	8,715,822	9/4/24	(33,207)
Brazilian Real	49,110,606	USD	8,856,737	CITI	8,715,822	9/4/24	140,915
British Pound	3,508,520	USD	4,497,660	CITI	4,609,536	10/18/24	(111,876)
British Pound	5,185,000	USD	6,587,646	GSC	6,811,398	9/30/24	(223,752)
Chinese Offshore Renminbi	23,253,932	USD	3,211,292	CITI	3,296,455	10/18/24	(85,163)
Chinese Offshore Renminbi	55,740,000	USD	7,864,367	CITI	7,901,649	10/18/24	(37,282)
Euro	4,310,610	USD	4,686,371	CITI	4,775,014	10/18/24	(88,643)
Euro	1,870,000	USD	2,045,295	CITI	2,071,464	10/18/24	(26,169)
Euro	1,880,000	USD	2,057,788	CITI	2,082,542	10/18/24	(24,754)
Euro	38,815,000	USD	41,904,286	GSC	42,959,139	9/30/24	(1,054,853)
Euro	2,500,000	USD	2,712,375	GSC	2,766,916	9/30/24	(54,541)
Japanese Yen	103,700,000	USD	673,079	CITI	714,110	10/18/24	(41,031)
Japanese Yen	94,140,000	USD	608,251	CITI	648,277	10/18/24	(40,026)
Japanese Yen	79,840,000	USD	518,212	CITI	549,802	10/18/24	(31,590)
Japanese Yen	59,180,000	USD	378,012	CITI	407,531	10/18/24	(29,519)
Japanese Yen	55,240,000	USD	352,838	CITI	380,399	10/18/24	(27,561)
Japanese Yen	44,780,000	USD	295,016	CITI	308,369	10/18/24	(13,353)
Japanese Yen	37,570,000	USD	247,794	CITI	258,719	10/18/24	(10,925)
Japanese Yen	17,080,000	USD	109,278	CITI	117,619	10/18/24	(8,341)
Japanese Yen	28,530,000	USD	188,224	CITI	196,467	10/18/24	(8,243)
Japanese Yen	16,570,000	USD	105,973	CITI	114,107	10/18/24	(8,134)
Japanese Yen	22,620,000	USD	148,780	CITI	155,768	10/18/24	(6,988)
Japanese Yen	26,000,000	USD	178,582	CITI	179,043	10/18/24	(461)
Malaysian Ringgit	6,440,000	USD	1,370,942	GSC	1,493,196	9/30/24	(122,254)
Mexican Peso	21,290,000	USD	1,180,875	CITI	1,073,781	10/18/24	107,094
Mexican Peso	43,160,016	USD	2,294,394	CITI	2,176,814	10/18/24	117,580
Mexican Peso	63,769,986	USD	3,488,988	CITI	3,216,296	10/18/24	272,692

							(1,501,339)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(911,980)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund

At August 31, 2024, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	BRL-CDI-Compounded	10.238%	1/2/29	PAM	CITI	BRL 48,580,000	$(782,669)	$—	$(782,669)

At August 31, 2024, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.050%	2/15/48	12-Month	USD	2,075,000	$170,757	$87,154	$83,603
Receive	SOFR	3.150%	5/15/48	12-Month	USD	5,168,000	310,732	217,955	92,777
Receive	SOFR	4.200%	4/30/31	12-Month	USD	47,129,000	(2,214,820)	(783,599)	(1,431,221)

							$(1,733,331)	$(478,490)	$(1,254,841)

At August 31, 2024, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Sell Protection (1)

Reference Obligations & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/24 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 42 5-Year Index, NR	1.000%	6/20/29	3-Month	0.495%	USD	63,728,000	$1,536,659	$1,327,163	$209,496
Markit CDX North America High Yield Series 42 5-Year Index, NR	5.000%	6/20/29	3-Month	3.234%	USD	786,600	63,593	42,341	21,252

							$1,600,252	$1,369,504	$230,748

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At August 31, 2024, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $2,197,990 for open centrally cleared swap contracts.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Core Fixed Income Fund
Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	CITI	— Citigroup Global Markets Inc.
BRL	— Brazilian Real	GSC	— Goldman Sachs & Co.
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
USD	— United States Dollar
ZAR	— South African Rand

See pages 277-278 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 89.4%

Advertising — 0.1%
$200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$168,780

Aerospace/Defense — 1.0%
190,000	BB	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(a)	196,851
		Bombardier Inc., Senior Unsecured Notes:
142,000	B+	7.875% due 4/15/27(a)	142,560
230,000	B+	8.750% due 11/15/30(a)	251,111
210,000	B+	7.250% due 7/1/31(a)	220,700
		TransDigm Inc., Senior Secured Notes:
300,000	BB-	6.750% due 8/15/28(a)	308,820
100,000	BB-	7.125% due 12/1/31(a)	105,728
40,000	BB-	6.625% due 3/1/32(a)	41,644

		Total Aerospace/Defense	1,267,414

Agriculture — 0.1%
140,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	141,397

Airlines — 2.5%
350,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	338,003
		American Airlines Inc., Senior Secured Notes:
770,000	BB-	7.250% due 2/15/28(a)	775,620
240,000	BB	8.500% due 5/15/29(a)	249,669
431,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	422,884
456,578	B2(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 11.000% due 4/15/29(a)	465,467
50,000	B+	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	49,449
432,747	Caa2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	270,548
		United Airlines Inc., Senior Secured Notes:
106,000	BB+	4.375% due 4/15/26(a)	103,546
465,000	BB+	4.625% due 4/15/29(a)	442,927
		VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes:
80,000	B-	7.875% due 5/1/27(a)	75,192
80,000	B-	9.500% due 6/1/28(a)	74,895
150,000	B-	6.375% due 2/1/30(a)	123,145

		Total Airlines	3,391,345

Auto Manufacturers — 1.3%
		Ford Motor Co., Senior Unsecured Notes:
110,000	BBB-	3.250% due 2/12/32	93,865
10,000	BBB-	6.100% due 8/19/32	10,287
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
410,000	BBB-	7.350% due 3/6/30	444,052
550,000	BBB-	4.000% due 11/13/30	507,490
140,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 8.750% due 12/15/31(a)	147,855
565,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	579,769

		Total Auto Manufacturers	1,783,318

Auto Parts & Equipment — 0.9%
150,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	139,643
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	160,738
160,000	B	Garrett Motion Holdings Inc./Garrett LX I Sarl, Company Guaranteed Notes, 7.750% due 5/31/32(a)	165,732
192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	187,865
		ZF North America Capital Inc., Company Guaranteed Notes:
150,000	BB+	7.125% due 4/14/30(a)	157,125
403,000	BB+	6.875% due 4/23/32(a)	419,021

		Total Auto Parts & Equipment	1,230,124

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 2.7%
$200,000	BBB-	Banco Santander SA, Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.298%)(c)(d)	$232,383
250,000	BBB-	Bank of Nova Scotia(The), Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84(c)	265,778
		BNP Paribas SA, Junior Subordinated Notes:
200,000	BBB-	7.375% (5-Year USD Swap Rate + 5.150%)(a)(c)(d)	201,973
200,000	BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(c)(d)	208,348
180,000	BB+	Citigroup Inc., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 2.905%)(c)(d)	188,607
400,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	411,156
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	WR(b)	(Cost — $228,369, acquired 4/15/20), 6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)(e)(f)#	—
200,000	WR(b)	(Cost — $205,250, acquired 2/19/19), 7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)(e)(f)#	—
200,000	WD(g)	(Cost — $200,000, acquired 6/16/22), 9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)(e)(f)#	—
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	315,529
400,000	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.913%)(c)(d)	424,067
		Toronto-Dominion Bank (The), Junior Subordinated Notes:
200,000	BBB	8.125% (5-Year CMT Index + 4.075%) due 10/31/82(c)	213,602
200,000	BBB	7.250% (5-Year CMT Index + 2.977%) due 7/31/84(c)	204,965
250,000	A+	UBS AG, Senior Unsecured Notes, 3.625% due 9/9/24	249,926
220,000	BB	UBS Group AG, Junior Subordinated Notes, 7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(c)(d)	231,137
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	508,059

		Total Banks	3,655,530

Beverages — 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	186,639

Building Materials — 0.7%
180,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	185,545
190,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	195,372
130,000	B-	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	123,579
50,000	BB-	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	49,950
252,000	BB	Standard Industries Inc., Senior Unsecured Notes, 5.000% due 2/15/27(a)	249,220
190,000	BB+	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	188,255

		Total Building Materials	991,921

Chemicals — 1.2%
371,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	301,276
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	153,970
215,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	211,761
362,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	351,593
315,000	B-	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	335,943
393,000	CCC	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	179,199

		Total Chemicals	1,533,742

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Coal — 0.1%
$152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	$157,237

Commercial Services — 5.8%
145,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	142,742
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	584,547
181,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.375% due 3/1/29(a)	166,044
265,000	BB+	Block Inc., Senior Unsecured Notes, 6.500% due 5/15/32(a)	275,094
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	544,382
130,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	120,161
380,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	401,143
432,000	CCC	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	404,129
		Garda World Security Corp., Senior Unsecured Notes:
340,000	CCC+	9.500% due 11/1/27(a)	343,370
72,000	CCC+	6.000% due 6/1/29(a)	68,180
		GEO Group Inc.(The):
320,000	B	Company Guaranteed Notes, 10.250% due 4/15/31	338,381
130,000	BB	Senior Secured Notes, 8.625% due 4/15/29	134,974
		Hertz Corp.(The):
448,000	B-	Company Guaranteed Notes, 4.625% due 12/1/26(a)	352,106
95,000	BB-	Senior Secured Notes, 12.625% due 7/15/29(a)	101,274
233,000	CCC	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(a)	224,995
360,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	350,744
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B	Secured Notes, 6.250% due 1/15/28(a)	209,394
231,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	218,936
63,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	61,591
		RR Donnelley & Sons Co.:
290,000	B-	Secured Notes, 10.875% due 8/1/29(a)	284,093
150,000	B	Senior Secured Notes, 9.500% due 8/1/29(a)	148,831
276,000	Ba3(b)	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	284,902
290,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	269,582
		United Rentals North America Inc., Company Guaranteed Notes:
170,000	BB+	3.875% due 2/15/31	157,125
230,000	BB+	6.125% due 3/15/34(a)	235,218
724,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	706,947
439,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	427,902
315,000	B-	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	81,112
100,000	B+	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	89,664

		Total Commercial Services	7,727,563

Computers — 1.7%
515,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	495,731
260,000	B	Amentum Escrow Corp., Senior Unsecured Notes, 7.250% due 8/1/32(a)	272,605
205,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	212,923
650,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	624,080
190,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	209,483
211,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	206,919
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	200,115

		Total Computers	2,221,856

Cosmetics/Personal Care — 0.2%
268,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	254,253

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Distribution/Wholesale — 0.5%
$68,363	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(h)	$77,934
110,000	B+	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(a)	112,969
160,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	148,367
271,000	B+	Windsor Holdings III LLC, Senior Secured Notes, 8.500% due 6/15/30(a)	290,621

		Total Distribution/Wholesale	629,891

Diversified Financial Services — 4.7%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	382,661
150,000	BBB-	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(c)	149,889
256,000	BB	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(c)(d)	252,161
482,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	496,808
300,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	323,912
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB-	6.250% due 4/15/28(a)	716,877
240,000	BB-	9.250% due 7/1/31(a)	256,902
110,000	BBB-	Charles Schwab Corp.(The), Junior Subordinated Notes, 4.000% (10-Year CMT Index + 3.079%)(c)(d)	95,844
318,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	251,124
180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	148,359
335,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	360,525
		Enova International Inc., Company Guaranteed Notes:
44,000	B-	11.250% due 12/15/28(a)	47,368
280,000	B-	9.125% due 8/1/29(a)	285,422
316,000	BB-	goeasy Ltd., Senior Unsecured Notes, 7.625% due 7/1/29(a)	326,144
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	191,039
405,000	BB	7.125% due 4/30/31(a)	425,594
278,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	259,684
		OneMain Finance Corp., Company Guaranteed Notes:
231,000	BB	5.375% due 11/15/29	222,423
115,000	BB	7.500% due 5/15/31	119,063
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
360,000	BB	3.875% due 3/1/31(a)	328,674
120,000	BB	4.000% due 10/15/33(a)	105,974
130,000	BB-	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(a)	136,806
425,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	441,644

		Total Diversified Financial Services	6,324,897

Electric — 2.9%
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	340,148
523,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	501,811
245,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	217,820
		NextEra Energy Operating Partners LP:
220,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	212,682
385,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	403,437
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,345
290,000	BB	5.250% due 6/15/29(a)	286,804
202,000	BB	3.625% due 2/15/31(a)	180,887
435,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	418,606
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	95,324

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.9% — (continued)
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
$170,000	BB	7.750% due 10/15/31(a)	$181,003
320,000	BB	6.875% due 4/15/32(a)	332,618
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	531,014

		Total Electric	3,876,499

Electrical Components & Equipment — 0.3%
		EnerSys, Company Guaranteed Notes:
335,000	BB+	4.375% due 12/15/27(a)	328,479
29,000	BB+	6.625% due 1/15/32(a)	30,414

		Total Electrical Components & Equipment	358,893

Electronics — 0.9%
461,000	B	EquipmentShare.com Inc., Secured Notes, 8.625% due 5/15/32(a)	482,644
370,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	356,457
380,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	358,919

		Total Electronics	1,198,020

Energy — Alternate Sources — 0.2%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	46,316
260,000	B2(b)	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	244,491

		Total Energy — Alternate Sources	290,807

Engineering & Construction — 0.8%
100,000	B+	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(a)	104,312
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	282,221
170,000	B	Railworks Holdings LP/Railworks Rally Inc., Secured Notes, 8.250% due 11/15/28(a)	174,571
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	139,211
290,000	CCC+	Tutor Perini Corp., Company Guaranteed Notes, 11.875% due 4/30/29(a)	315,686

		Total Engineering & Construction	1,016,001

Entertainment — 2.6%
478,000	CCC-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	188,671
270,000	CCC+	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	197,021
555,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	577,714
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	147,906
		Caesars Entertainment Inc.:
605,000	B-	Company Guaranteed Notes, 4.625% due 10/15/29(a)	572,614
		Senior Secured Notes:
230,000	BB-	7.000% due 2/15/30(a)	238,369
217,000	BB-	6.500% due 2/15/32(a)	223,132
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	108,940
73,000	B-	Mohegan Tribal Gaming Authority, Secured Notes, 8.000% due 2/1/26(a)	70,812
240,000	B	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	247,795
443,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	428,905
107,000	BB+	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	105,217
290,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	308,001

		Total Entertainment	3,415,097

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Environmental Control — 0.8%
$90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	$92,038
200,000	BB	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	209,156
320,000	B	MadisonQ LLC, Senior Secured Notes, 4.125% due 6/30/28(a)	304,542
		Reworld Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	222,908
243,000	B	5.000% due 9/1/30	222,657

		Total Environmental Control	1,051,301

Food — 1.2%
372,000	BB+	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	371,462
723,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	549,693
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	128,374
347,000	BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	345,472
192,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	180,658

		Total Food	1,575,659

Forest Products & Paper — 0.2%
316,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	275,132

Healthcare — Products — 1.0%
		Medline Borrower LP:
537,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	507,694
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	226,003
285,000	B+	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	294,142
320,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	335,068

		Total Healthcare — Products	1,362,907

Healthcare — Services — 2.1%
110,000	NR	Akumin Inc., Senior Secured Notes, 9.000% (8.000 % cash until 11/1/25 then 9.000 % cash or 8.000% cash and 2.000% PIK until 5/1/27 then 9.000% cash until 8/1/27) due 8/1/27(a)(h)	99,052
		CHS/Community Health Systems Inc.:
		Secured Notes:
120,000	CCC-	6.875% due 4/15/29(a)	103,388
60,000	CCC-	6.125% due 4/1/30(a)	47,566
		Senior Secured Notes:
370,000	B-	5.250% due 5/15/30(a)	332,021
340,000	B-	10.875% due 1/15/32(a)	368,473
198,000	B	Concentra Escrow Issuer Corp., Senior Unsecured Notes, 6.875% due 7/15/32(a)	207,442
110,000	BBB-	HCA Inc., Company Guaranteed Notes, 7.500% due 11/15/95	124,986
		LifePoint Health Inc., Senior Secured Notes:
320,000	B	9.875% due 8/15/30(a)	351,338
120,000	B	11.000% due 10/15/30(a)	135,351
310,000	BB	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	285,314
366,000	B+	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	368,057
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	230,476
115,500	CCC+	US Renal Care Inc., Senior Secured Notes, 10.625% due 6/28/28(a)	98,752

		Total Healthcare — Services	2,752,216

Holding Companies — Diversified — 0.2%
200,000	BB+	Stena International SA, Senior Secured Notes, 7.250% due 1/15/31(a)	206,064

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Home Builders — 0.6%
$210,000	B	Empire Communities Corp., Senior Unsecured Notes, 9.750% due 5/1/29(a)	$221,550
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	117,166
120,000	BB-	5.000% due 3/1/28(a)	116,349
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	198,970
130,000	BB+	4.625% due 3/1/30(a)	122,799

		Total Home Builders	776,834

Insurance — 1.4%
255,000	B-	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	266,033
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(h)	248,693
350,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	360,471
327,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	348,038
320,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	333,582
385,000	BB-	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	369,406

		Total Insurance	1,926,223

Internet — 1.5%
200,000	B	Acuris Finance US Inc./Acuris Finance Sarl, Senior Secured Notes, 5.000% due 5/1/28(a)	179,312
147,000	B+	Cogent Communications Group Inc./Cogent Communications Finance Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	148,735
210,000	B+	Cogent Communications Group LLC, Company Guaranteed Notes, 7.000% due 6/15/27(a)	212,823
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	103,525
198,000	BB-	7.125% due 9/30/30(a)	207,092
419,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	400,771
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	463,469
		Match Group Holdings II LLC, Senior Unsecured Notes:
220,000	BB	4.625% due 6/1/28(a)	211,732
140,000	BB	3.625% due 10/1/31(a)	124,351

		Total Internet	2,051,810

Iron/Steel — 1.3%
219,000	BB-	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	212,650
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
99,000	Ba3(b)	4.625% due 3/1/29(a)	93,189
244,000	BB-	7.000% due 3/15/32(a)	244,990
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	42,328
350,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	317,842
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(b)	8.125% due 5/1/27(a)	270,500
273,000	Ba3(b)	9.250% due 10/1/28(a)	288,751
239,000	Ba3(b)	8.500% due 5/1/30(a)	248,715

		Total Iron/Steel	1,718,965

Leisure Time — 5.5%
		Carnival Corp.:
		Company Guaranteed Notes:
796,000	BB	5.750% due 3/1/27(a)	799,238
749,000	BB	6.000% due 5/1/29(a)	752,859

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Leisure Time — 5.5% — (continued)
$460,000	BB	10.500% due 6/1/30(a)	$499,615
120,000	BBB-	Senior Secured Notes, 7.000% due 8/15/29(a)	126,247
150,000	BB	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	162,397
		NCL Corp., Ltd.:
327,000	B	Company Guaranteed Notes, 5.875% due 3/15/26(a)	327,015
		Senior Secured Notes:
270,000	BB-	5.875% due 2/15/27(a)	270,814
270,000	BB	8.375% due 2/1/28(a)	285,167
230,000	BB	8.125% due 1/15/29(a)	246,176
		Senior Unsecured Notes:
814,000	B	3.625% due 12/15/24(a)	809,962
374,000	B	7.750% due 2/15/29(a)	399,361
180,000	B	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	182,230
		Royal Caribbean Cruises Ltd.:
490,000	BB+	Company Guaranteed Notes, 7.250% due 1/15/30(a)	518,409
		Senior Unsecured Notes:
110,000	BB+	5.500% due 4/1/28(a)	110,915
290,000	BB+	6.250% due 3/15/32(a)	299,643
485,000	BB+	6.000% due 2/1/33(a)	496,970
		Viking Cruises Ltd.:
64,000	B+	Company Guaranteed Notes, 5.875% due 9/15/27(a)	63,971
		Senior Unsecured Notes:
379,000	B+	7.000% due 2/15/29(a)	384,218
420,000	B+	9.125% due 7/15/31(a)	461,092
200,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	196,326

		Total Leisure Time	7,392,625

Lodging — 1.8%
420,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	416,676
165,000	B+	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	147,986
		Melco Resorts Finance Ltd., Senior Unsecured Notes:
620,000	BB-	5.375% due 12/4/29(a)	567,986
200,000	BB-	7.625% due 4/17/32(a)	200,631
262,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	267,423
325,000	B+	Studio City Finance Ltd., Company Guaranteed Notes, 5.000% due 1/15/29(a)	290,494
		Travel + Leisure Co., Senior Secured Notes:
245,000	BB-	6.000% due 4/1/27	245,833
110,000	BB-	4.500% due 12/1/29(a)	102,630
200,000	BB-	Wynn Macau Ltd., Senior Unsecured Notes, 5.500% due 1/15/26(a)	198,114

		Total Lodging	2,437,773

Machinery — Construction & Mining — 0.2%
60,000	NR	Bloom Energy Corp., Senior Unsecured Notes, 3.000% due 6/1/29(a)	54,210
240,000	BB	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	230,495

		Total Machinery — Construction & Mining	284,705

Machinery — Diversified — 0.2%
88,000	BB	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	82,434
150,000	BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	154,282

		Total Machinery — Diversified	236,716

Media — 5.5%
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	355,391
565,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	434,331

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 5.5% — (continued)
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$509,000	BB-	6.375% due 9/1/29(a)	$502,911
160,000	BB-	4.750% due 2/1/32(a)	139,584
680,000	BB-	4.500% due 5/1/32	581,245
330,000	BB-	4.500% due 6/1/33(a)	275,913
170,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.700% due 4/1/51	108,210
		CSC Holdings LLC:
		Company Guaranteed Notes:
210,000	CCC+	11.250% due 5/15/28(a)	186,807
530,000	CCC+	11.750% due 1/31/29(a)	468,329
200,000	CCC+	6.500% due 2/1/29(a)	151,162
200,000	CCC+	4.500% due 11/15/31(a)	133,131
		Senior Unsecured Notes:
980,000	CCC-	5.750% due 1/15/30(a)	392,264
200,000	CCC-	4.625% due 12/1/30(a)	78,703
150,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	145,387
		DISH DBS Corp.:
		Company Guaranteed Notes:
20,000	CCC-	5.875% due 11/15/24	19,505
500,000	CCC-	7.750% due 7/1/26	336,895
410,000	CCC	Senior Secured Notes, 5.750% due 12/1/28(a)	315,486
65,000	CC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	40,956
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	180,014
230,000	CCC+	Gray Television Inc., Company Guaranteed Notes, 5.375% due 11/15/31(a)	131,980
170,000	B-	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	106,509
		Paramount Global, Junior Subordinated Notes:
139,000	BB-	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(c)	120,125
222,000	BB-	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	203,142
		Sirius XM Radio Inc., Company Guaranteed Notes:
560,000	BB	4.000% due 7/15/28(a)	525,084
86,000	BB	3.875% due 9/1/31(a)	73,873
327,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	304,617
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	57,059
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	157,197
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	384,398
120,000	B+	8.000% due 8/15/28(a)	121,511
112,000	B+	7.375% due 6/30/30(a)	107,584
207,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	179,642

		Total Media	7,318,945

Metal Fabricate/Hardware — 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	91,572
60,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	58,077
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	219,048

		Total Metal Fabricate/Hardware	368,697

Mining — 1.5%
700,000	B	First Quantum Minerals Ltd., Secured Notes, 9.375% due 3/1/29(a)	746,118
450,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	413,260
320,000	BBB-	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	313,505
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	39,546
482,000	B	6.125% due 4/1/29(a)	486,859

		Total Mining	1,999,288

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Miscellaneous Manufacturers — 0.0%@
$12,101	WD(g)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(i)(k)	$—

Oil & Gas — 6.9%
200,000	BBB-	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	197,719
285,000	BB-	Baytex Energy Corp., Senior Unsecured Notes, 7.375% due 3/15/32(a)	295,400
410,000	B-	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	406,305
110,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	110,095
310,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	312,512
		Civitas Resources Inc., Company Guaranteed Notes:
125,000	BB-	8.375% due 7/1/28(a)	131,939
280,000	BB-	8.750% due 7/1/31(a)	302,502
		Comstock Resources Inc., Company Guaranteed Notes:
110,000	B	6.750% due 3/1/29(a)	108,283
395,000	B	5.875% due 1/15/30(a)	373,765
		Crescent Energy Finance LLC, Company Guaranteed Notes:
217,000	BB-	9.250% due 2/15/28(a)	230,202
450,000	BB-	7.625% due 4/1/32(a)	464,409
140,000	BB-	7.375% due 1/15/33(a)	143,712
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
500,000	BB+	5.750% due 2/1/29(a)	496,501
170,000	BB+	6.250% due 4/15/32(a)	169,510
150,000	BB+	8.375% due 11/1/33(a)	164,369
300,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	298,150
348,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	352,192
125,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.500% due 1/15/28(a)	123,278
120,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	124,677
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	245,553
110,000	BB+	Occidental Petroleum Corp., Senior Unsecured Notes, 8.875% due 7/15/30	129,825
		Permian Resources Operating LLC, Company Guaranteed Notes:
240,000	BB	8.000% due 4/15/27(a)	248,031
170,000	BB	5.875% due 7/1/29(a)	170,144
190,000	BB	9.875% due 7/15/31(a)	213,411
240,000	BB	7.000% due 1/15/32(a)	251,991
90,000	BB	6.250% due 2/1/33(a)	92,438
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB	7.375% due 1/17/27	41,802
20,000	BB	5.750% due 2/1/29	20,228
400,000	BB+	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	414,822
200,000	B-	Shelf Drilling Holdings Ltd., Senior Secured Notes, 9.625% due 4/15/29(a)	188,519
		Southwestern Energy Co., Company Guaranteed Notes:
195,000	BB+	5.375% due 2/1/29	192,660
540,000	BB+	4.750% due 2/1/32	512,081
529,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	532,276
		Talos Production Inc., Secured Notes:
55,000	BB-	9.000% due 2/1/29(a)	58,369
285,000	BB-	9.375% due 2/1/31(a)	303,881
338,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	352,882
425,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	435,396

		Total Oil & Gas	9,209,829

Oil & Gas Services — 0.6%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	279,400
120,000	BB-	6.625% due 9/1/32(a)	121,704
320,000	B+	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	331,711

		Total Oil & Gas Services	732,815

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Packaging & Containers — 1.8%
$200,000	C	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(h)	$47,315
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
210,000	B	Senior Secured Notes, 6.000% due 6/15/27(a)	210,125
250,000	CCC+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	216,093
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	210,574
150,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	146,638
440,000	CCC+	Clydesdale Acquisition Holdings Inc., Company Guaranteed Notes, 8.750% due 4/15/30(a)	439,369
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	249,080
		LABL Inc., Senior Secured Notes:
271,000	B-	5.875% due 11/1/28(a)	250,486
127,000	B-	9.500% due 11/1/28(a)	129,955
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	247,904
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	277,516

		Total Packaging & Containers	2,425,055

Pharmaceuticals — 2.2%
		Bausch Health Cos., Inc.:
430,000	CCC	Company Guaranteed Notes, 5.250% due 1/30/30(a)	215,551
50,000	B-	Senior Secured Notes, 6.125% due 2/1/27(a)	42,745
367,000	B+	Endo Finance Holdings Inc., Senior Secured Notes, 8.500% due 4/15/31(a)	390,052
		HLF Financing Sarl LLC/Herbalife International Inc.:
515,000	B	Company Guaranteed Notes, 4.875% due 6/1/29(a)	328,447
355,000	B+	Senior Secured Notes, 12.250% due 4/15/29(a)	355,303
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
200,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	191,344
204,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	191,212
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(f)(k)	3,220
200,000	BB-	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	205,960
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
250,000	BB-	5.125% due 5/9/29	247,781
400,000	BB-	7.875% due 9/15/29	440,986
270,000	BB-	8.125% due 9/15/31	309,390

		Total Pharmaceuticals	2,921,991

Pipelines — 5.1%
350,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	367,335
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	186,627
60,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	66,507
295,000	BB-	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 8.625% due 3/15/29(a)	310,272
90,000	BB+	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	89,516
		EQM Midstream Partners LP, Senior Unsecured Notes:
27,000	BBB-	7.500% due 6/1/27(a)	27,848
48,000	BBB-	5.500% due 7/15/28	48,360
254,000	BBB-	7.500% due 6/1/30(a)	277,385
310,000	BBB-	6.500% due 7/15/48	320,389
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
481,000	B	8.250% due 1/15/29	500,190
85,000	B	7.875% due 5/15/32	87,270
		Harvest Midstream I LP, Senior Unsecured Notes:
430,000	BB-	7.500% due 9/1/28(a)	441,324
125,000	BB-	7.500% due 5/15/32(a)	131,494
250,000	BB+	Hess Midstream Operations LP, Company Guaranteed Notes, 4.250% due 2/15/30(a)	236,258

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 5.1% — (continued)
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
$120,000	B+	8.875% due 7/15/28(a)	$128,025
450,000	B+	7.375% due 7/15/32(a)	466,210
775,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	731,617
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
59,000	B+	8.125% due 2/15/29(a)	60,227
285,000	B+	8.375% due 2/15/32(a)	293,565
		NuStar Logistics LP, Company Guaranteed Notes:
40,000	BB+	5.750% due 10/1/25	40,023
238,000	BB+	6.375% due 10/1/30	248,769
90,000	B+	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	93,483
110,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.500% due 10/15/26(a)	112,790
170,000	B+	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	162,182
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB+	3.875% due 8/15/29(a)	249,749
310,000	BB+	6.250% due 1/15/30(a)	322,595
180,000	BB+	4.125% due 8/15/31(a)	166,950
110,000	BB+	3.875% due 11/1/33(a)	97,894
		Venture Global LNG Inc., Senior Secured Notes:
150,000	BB	7.000% due 1/15/30(a)	153,471
370,000	BB	9.875% due 2/1/32(a)	411,296

		Total Pipelines	6,829,621

Private Equity — 0.4%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
407,000	BB+	3.375% due 6/15/26(a)	390,202
180,000	BB+	8.000% due 6/15/27(a)	188,828

		Total Private Equity	579,030

Real Estate — 1.3%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
413,000	BB-	6.750% due 5/15/28(a)	419,287
416,000	BB-	8.875% due 9/1/31(a)	450,920
251,875	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	259,129
210,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	224,115
		Kennedy-Wilson Inc., Company Guaranteed Notes:
325,000	B+	4.750% due 3/1/29	293,820
41,000	B+	4.750% due 2/1/30	36,214

		Total Real Estate	1,683,485

Real Estate Investment Trusts (REITs) — 2.4%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	712,779
		Diversified Healthcare Trust:
132,000	B	Company Guaranteed Notes, 9.750% due 6/15/25	132,341
70,000	CCC+	Senior Unsecured Notes, 4.750% due 2/15/28	61,580
290,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	278,990
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	119,038
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB	4.250% due 2/1/27(a)	296,279
86,000	BB	4.750% due 6/15/29(a)	82,945
340,000	BB	7.000% due 7/15/31(a)	353,862

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 2.4% — (continued)
$160,000	B	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	$109,405
		Service Properties Trust:
		Company Guaranteed Notes:
336,000	BB	5.500% due 12/15/27	316,381
395,000	BB	8.375% due 6/15/29	391,541
90,000	BB	8.875% due 6/15/32	84,816
60,000	BB	Senior Secured Notes, 8.625% due 11/15/31(a)	64,240
130,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	135,482

		Total Real Estate Investment Trusts (REITs)	3,139,679

Retail — 4.4%
70,000	BB+	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	69,808
160,000	BB	Bath & Body Works Inc., Company Guaranteed Notes, 6.625% due 10/1/30(a)	162,135
90,000	BB	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(a)	92,559
245,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	245,235
524,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	522,734
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
390,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	351,194
190,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	177,859
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	414,108
187,000	BB	5.625% due 1/1/30(a)	184,857
150,000	BB	6.875% due 3/1/32(a)	154,285
250,000	BB	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	217,917
200,000	B+	Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes, 8.750% due 1/15/32(a)	191,667
552,000	BB	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	456,645
610,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	552,411
310,000	B-	Michaels Cos Inc. (The), Senior Secured Notes, 5.250% due 5/1/28(a)	243,725
		Murphy Oil USA Inc., Company Guaranteed Notes:
225,000	BB+	4.750% due 9/15/29	218,480
110,000	BB+	3.750% due 2/15/31(a)	99,624
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	98,281
495,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	419,505
140,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	151,280
220,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 6.750% due 3/1/32	224,651
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	181,672
225,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	223,945
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	91,843
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	84,279

		Total Retail	5,830,699

Semiconductors — 0.2%
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	324,528

Software — 2.4%
120,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	114,895
335,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	353,102
450,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	452,583
104,000	B+	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(a)	107,462

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Software — 2.4% — (continued)
		Cloud Software Group Inc.:
$140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	$141,015
		Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	350,196
370,000	B	8.250% due 6/30/32(a)	387,633
170,000	BB-	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	158,497
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	413,370
		Open Text Corp., Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	18,976
260,000	BB	3.875% due 12/1/29(a)	239,880
240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	218,686
636,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	288,462

		Total Software	3,244,757

Telecommunications — 4.0%
		Altice Financing SA, Senior Secured Notes:
474,000	B-	5.000% due 1/15/28(a)	381,296
407,000	B-	5.750% due 8/15/29(a)	314,125
500,000	CCC-	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	198,366
		Altice France SA, Senior Secured Notes:
250,000	CCC+	8.125% due 2/1/27(a)	201,354
250,000	CCC+	5.500% due 1/15/28(a)	178,216
710,000	CCC+	5.125% due 7/15/29(a)	496,235
246,000	CCC+	5.500% due 10/15/29(a)	170,974
465,000	B+	C&W Senior Finance Ltd., Senior Unsecured Notes, 6.875% due 9/15/27(a)	458,264
170,000	CCC+	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	137,275
200,000	CCC-	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	191,858
277,000	B+	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	275,170
		Iliad Holding SASU, Senior Secured Notes:
345,000	B+	7.000% due 10/15/28(a)	350,480
200,000	B+	8.500% due 4/15/31(a)	212,153
180,000	B	Level 3 Financing Inc., Senior Secured Notes, 11.000% due 11/15/29(a)	197,572
230,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	284,036
435,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	197,991
		Viasat Inc.:
73,000	BB-	Senior Secured Notes, 5.625% due 4/15/27(a)	69,348
607,000	B-	Senior Unsecured Notes, 7.500% due 5/30/31(a)	462,838
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
260,000	B+	4.750% due 7/15/31(a)	228,396
270,000	B+	7.750% due 4/15/32(a)	274,050

		Total Telecommunications	5,279,997

Transportation — 0.8%
496,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	475,630
330,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	303,705
50,000	BB	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	51,858
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	191,741

		Total Transportation	1,022,934

Trucking & Leasing — 0.3%
375,000	BBB-	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(c)	374,093

		TOTAL CORPORATE BONDS & NOTES (Cost — $121,316,266)	119,155,597

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
$280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 8.963% (3-Month Term SOFR + 3.662%) due 4/15/34(a)(c)	$280,908
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 9.195% (3-Month Term SOFR + 3.912%) due 4/24/34(a)(c)	246,151
110,000	NR	Blueberry Park CLO Ltd., Series 2024-1A, Class D1, zero coupon (3-Month Term SOFR + 2.900%) due 10/20/37(a)(c)	110,431
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.973% (3-Month Term SOFR + 6.672%) due 4/15/34(a)(c)	272,635
250,000	NR	CarVal CLO XI C Ltd., Series 2024-3A, Class D1, zero coupon (3-Month Term SOFR + 3.000%) due 10/20/37(a)(c)	250,982
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 8.941% (3-Month Term SOFR + 3.662%) due 7/18/30(a)(c)	249,380
300,000	BBB-	ICG US CLO Ltd., Series 2022-1A, Class DJ, 11.012% (3-Month Term SOFR + 5.730%) due 7/20/35(a)(c)	301,255
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 11.644% (3-Month Term SOFR + 6.362%) due 4/20/32(a)(c)	361,962
250,000	Baa3(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 9.074% (3-Month Term SOFR + 3.792%) due 1/20/32(a)(c)	242,202
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 8.683% (3-Month Term SOFR + 3.382%) due 7/15/31(a)(c)	269,049
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.464% (3-Month Term SOFR + 6.182%) due 10/21/30(a)(c)	250,705
250,000	BBB-	Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, 8.394% (3-Month Term SOFR + 3.112%) due 4/20/30(a)(c)	250,983
150,000	BBB-	Oaktree CLO Ltd., Series 2022-2A, Class DR, 9.801% (3-Month Term SOFR + 4.500%) due 7/15/33(a)(c)	150,233
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.313% (3-Month Term SOFR + 4.012%) due 10/15/34(a)(c)	280,391
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 9.013% (3-Month Term SOFR + 3.712%) due 10/13/31(a)(c)	204,016
180,000	BBB-	OHA Credit Funding 11 Ltd., Series 2022-11A, Class D1R, 8.056% (3-Month Term SOFR + 2.850%) due 7/19/37(a)(c)	180,209
130,000	BBB-(g)	Palmer Square CLO Ltd., Series 2022-3A, Class D1R, 8.135% (3-Month Term SOFR + 2.950%) due 7/20/37(a)(c)	130,510
150,000	Baa2(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 8.301% (3-Month Term SOFR + 3.000%) due 4/15/31(a)(c)	150,274
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.794% (3-Month Term SOFR + 7.512%) due 7/20/34(a)(c)	225,901
160,000	BBB-	Symphony CLO 40 Ltd., Series 2023-40A, Class D, 10.301% (3-Month Term SOFR + 5.000%) due 1/14/34(a)(c)	160,941
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.838% (3-Month Term SOFR + 6.552%) due 1/16/32(a)(c)	247,118
300,000	BBB-	Trinitas CLO XXVI Ltd., Series 2023-26A, Class D, 9.782% (3-Month Term SOFR + 4.500%) due 1/20/35(a)(c)	302,806
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 12.494% (3-Month Term SOFR + 7.212%) due 4/20/34(a)(c)	351,909

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $5,457,288)	5,470,951

SENIOR LOANS — 2.4%
49,083	NR	Acrisure LLC, (Cost — $49,141, acquired 6/20/24), 8.344% (3-Month CME Term SOFR + 3.000%) due 2/16/27(c)(e)	49,055
360,705	NR	Arctic Canadian Diamond Co., Ltd., (Cost — $360,705, acquired 2/2/21), 30.609% (3-Month USD-LIBOR + 25.000%) due 12/31/24(c)(e)(f)(k)	336,321
330,000	NR	Asurion LLC, (Cost — $328,384, acquired 7/24/24), 9.347% (1-Month CME Term SOFR + 4.000%) due 8/19/28(c)(e)	327,436
109,725	NR	Clarios Global LP, (Cost — $110,525, acquired 7/16/24), 7.747% (1-Month CME Term SOFR + 2.500%) due 5/6/30(c)(e)	110,194

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 2.4% — (continued)
$129,675	NR	Cotiviti Inc., (Cost — $129,073, acquired 2/22/24), 8.592% (1-Month CME Term SOFR + 3.250%) due 5/1/31(c)(e)	$129,918
		DCert Buyer Inc.:
315,975	NR	(Cost — $312,676, acquired 4/17/20), 9.247% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(e)	310,471
180,000	NR	(Cost — $179,748, acquired 2/16/21), 12.247% (1-Month CME Term SOFR + 7.000%) due 2/19/29(c)(e)	156,741
80,000	NR	Deerfield Dakota Holding LLC, (Cost — $79,465, acquired 3/5/20), 12.346% (3-Month CME Term SOFR + 6.750%) due 4/7/28(c)(e)	80,300
40,756	NR	EyeCare Partners LLC, (Cost — $28,611, acquired 5/8/24), 9.889% (3-Month CME Term SOFR + 4.610%) due 11/30/28(c)(e)	25,880
140,000	NR	Genesee & Wyoming Inc., (Cost — $139,338, acquired 4/5/24), 7.335% (3-Month CME Term SOFR + 2.000%) due 4/10/31(c)(e)	140,139
400,000	NR	Global Tel Link Corporation, (Cost — $384,219, acquired 7/29/24), 12.852% (1-Month CME Term SOFR + 7.500%) due 8/6/29(c)(e)(f)(k)	388,000
150,000	NR	Gray Television Inc., (Cost — $144,294, acquired 5/23/24), 10.592% (1-Month CME Term SOFR + 5.250%) due 6/4/29(c)(e)	143,897
		MRI Software LLC:
31,255	NR	(Cost — $30,862, acquired 3/20/23), 10.185% (3-Month CME Term SOFR + 4.750%) due 2/10/27(c)(e)	30,962
17,976	NR	(Cost — $17,750, acquired 3/20/23), 10.935% (3-Month CME Term SOFR + 5.500%) due 2/10/27(c)(e)	17,808
87,579	NR	Peraton Corp., (Cost — $87,362, acquired 2/23/21), 9.097% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(e)	85,900
49,461	NR	Redstone HoldCo 2 LP, (Cost — $49,204, acquired 4/16/21), 10.264% (3-Month CME Term SOFR + 4.750%) due 4/27/28(c)(e)	39,322
240,000	NR	Sedgwick Claims Management Services Inc., (Cost — $226,658, acquired 2/24/23), 9.002% (3-Month CME Term SOFR + 3.750%) due 7/31/31(c)(e)	240,600
229,425	NR	Station Casinos LLC, (Cost — $228,353, acquired 3/7/24), 7.497% (1-Month CME Term SOFR + 2.250%) due 3/14/31(c)(e)	229,755
79,800	NR	United AirLines Inc., (Cost — $79,430, acquired 2/15/24), 8.033% (3-Month CME Term SOFR + 2.750%) due 2/22/31(c)(e)	80,174
231,000	NR	Vericast Corp., (Cost — $220,694, acquired 8/9/21), due 6/16/26(e)(j)	226,091

		TOTAL SENIOR LOANS (Cost — $3,186,495)	3,148,964

Shares/Units

COMMON STOCKS — 0.2%

CONSUMER NON-CYCLICAL — 0.0%@

Pharmaceuticals — 0.0%@
1,182		Endo Inc., (Cost — $114,733, acquired 5/31/22)*(e)(f)(k)	31,914

ENERGY — 0.2%

Oil & Gas — 0.2%
1,156		Chord Energy Corp	171,585

		TOTAL COMMON STOCKS (Cost — $209,647)	203,499

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Face Amount/Units†	Rating††		Value

SOVEREIGN BOND — 0.0%@

Argentina — 0.0%@
$98,170	CCC	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.625% due 9/1/37(a)
		(Cost — $36,107)	$44,422

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $130,205,803)	128,023,433

SHORT-TERM INVESTMENTS — 3.3%

TIME DEPOSITS — 3.3%
1,247,631		ANZ National Bank — London, 4.680% due 9/3/24	1,247,631
3,190,066		Citibank — New York, 4.680% due 9/3/24	3,190,066
139		Skandinaviska Enskilda Banken AB — Stockholm, 4.680% due 9/3/24	139

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,437,836)	4,437,836

		TOTAL INVESTMENTS — 99.4% (Cost — $134,643,639)	132,461,269

		Other Assets in Excess of Liabilities — 0.6%	753,761

		TOTAL NET ASSETS — 100.0%	$133,215,030

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $107,597,052 and represents 80.8% of net assets.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at August 31, 2024, amounts to $3,180,878 and represents 2.4% of net assets.
(f)	Illiquid security.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is currently in default.
(j)	This position represents an unsettled loan commitment at year end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At August 31, 2024, the Fund held Level 3 securities with a total value of $0, representing 0.0% of net assets.

At August 31, 2024, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$135,387,952	$3,994,986	$(6,921,669)	$(2,926,683)

See Notes to Financial Statements.

Schedules of Investments

(continued)

High Yield Fund

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	90.1%
Collateralized Mortgage Obligations	4.0
Senior Loans	2.4
Common Stocks	0.1
Sovereign Bond	0.0 *
Short-Term Investments	3.4

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Currency Abbreviations used in this schedule:
USD	— United States Dollar

See pages 277-278 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

MORTGAGE-BACKED SECURITIES — 32.7%

FHLMC — 6.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
$27,516		3.500% due 10/1/39	$26,295
374,484		2.500% due 12/1/51	319,598
86,989		2.000% due 3/1/52	71,461
1,194,742		4.500% due 9/1/52 — 10/1/52	1,164,331
7,320,477		6.500% due 1/1/53 — 3/1/54	7,544,257
2,883,414		5.000% due 3/1/53 — 6/1/54	2,866,079

		Total FHLMC	11,992,021

FNMA — 23.2%
		Federal National Mortgage Association (FNMA):
6,319,602		4.500% due 9/1/34 — 5/1/53	6,156,238
307,922		3.500% due 10/1/34 — 6/1/50	288,274
10,587		6.709% (1-Year CMT Index + 2.360%) due 11/1/34(a)	10,980
9,163,342		6.500% due 8/1/37 — 3/1/54	9,439,333
409,193		3.000% due 10/1/49 — 5/1/51	364,399
830,673		4.000% due 6/1/50 — 2/1/54	789,286
431,677		2.000% due 3/1/52	354,794
7,683,297		6.000% due 4/1/53 — 7/1/53	7,829,705
1,379,150		5.000% due 5/1/53 — 6/1/54	1,369,740
570,499		5.500% due 9/1/53	575,329
3,000,000		4.500% due 9/1/54(b)	2,921,136
5,800,000		5.000% due 9/1/54(b)	5,759,237
100,000		6.500% due 9/1/54(b)	102,927
6,300,000		3.000% due 10/1/54(b)	5,598,717

		Total FNMA	41,560,095

GNMA — 2.8%
		Government National Mortgage Association II (GNMA):
1,415		6.000% due 9/20/38	1,444
4,850,934		3.000% due 11/20/51 — 6/20/52	4,391,238
700,000		2.500% due 9/20/54(b)	612,091

		Total GNMA	5,004,773

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $58,065,795)	58,556,889

SOVEREIGN BONDS — 29.3%

Australia — 0.0%@
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	63,574
50,000	AUD	1.750% due 6/21/51	19,435

		Total Australia	83,009

Brazil — 0.9%
9,700,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon due 4/1/25	1,618,304

Canada — 0.9%
1,700,000	CAD	Canadian Government Bonds, 3.250% due 12/1/33	1,272,743
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(c)	336,044

		Total Canada	1,608,787

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Chile — 0.1%
$200,000		Chile Government International Bonds, 4.850% due 1/22/29	$203,302

China — 0.4%
4,090,000	CNY	China Government Bonds, 3.190% due 4/15/53	673,323

France — 3.7%
		French Republic Government Bonds OAT:
1,500,000	EUR	3.000% due 5/25/33(c)	1,673,986
900,000	EUR	3.250% due 5/25/45(c)	976,605
3,300,000	EUR	2.000% due 5/25/48(c)	2,816,551
1,650,000	EUR	0.750% due 5/25/52(c)	960,006
500,000	EUR	0.500% due 5/25/72(c)	204,287

		Total France	6,631,435

Hungary — 0.1%
200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	214,230

Israel — 0.8%
2,000,000	ILS	Israel Government Bonds — Fixed, 1.000% due 3/31/30	457,448
		Israel Government International Bonds:
300,000		5.375% due 3/12/29	301,850
300,000		5.500% due 3/12/34	298,763
300,000		5.750% due 3/12/54	286,040

		Total Israel	1,344,101

Italy — 1.0%
400,000		Cassa Depositi e Prestiti SpA, 5.750% due 5/5/26(c)	404,019
		Italy Buoni Poliennali Del Tesoro:
500,000	EUR	zero coupon due 4/1/26	528,812
200,000	EUR	3.850% due 9/15/26	225,573
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	545,113

		Total Italy	1,703,517

Japan — 8.6%
50,000,000	JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	340,528
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,424,581
280,000,000	JPY	1.400% due 9/20/45	1,781,254
152,000,000	JPY	0.500% due 9/20/46	787,746
98,000,000	JPY	0.700% due 12/20/48	510,752
360,000,000	JPY	0.500% due 3/20/49	1,771,372
125,000,000	JPY	0.700% due 6/20/51	621,346
210,000,000	JPY	0.700% due 12/20/51	1,034,593
223,000,000	JPY	1.800% due 3/20/54	1,424,051
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	911,265
200,000,000	JPY	1.000% due 12/20/35	1,359,616
20,000,000	JPY	0.400% due 3/20/36	126,697
170,000,000	JPY	1.500% due 9/20/43	1,126,025
110,000,000	JPY	Japan Government Two Year Bonds, 0.100% due 1/1/26	750,639
		Japanese Government CPI Linked Bonds:
160,844,460	JPY	0.100% due 3/10/28	1,153,945
51,071,140	JPY	0.100% due 3/10/29	368,926

		Total Japan	15,493,336

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Malaysia — 1.6%
12,523,000	MYR	Malaysia Government Bonds, 3.519% due 4/20/28	$2,908,011

Poland — 0.5%
		Poland Government International Bonds:
$300,000		4.625% due 3/18/29	304,878
200,000	EUR	3.875% due 2/14/33	231,071
100,000		4.875% due 10/4/33	101,465
100,000		5.125% due 9/18/34	102,327
100,000	EUR	4.250% due 2/14/43	115,920
100,000		5.500% due 4/4/53	102,606

		Total Poland	958,267

Romania — 0.7%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	719,915
200,000	EUR	1.750% due 7/13/30(c)	185,914
100,000	EUR	2.000% due 4/14/33(c)	84,684
50,000	EUR	2.750% due 4/14/41(c)	36,846
200,000	EUR	2.875% due 4/13/42(c)	147,141

		Total Romania	1,174,500

Saudi Arabia — 0.6%
		Saudi Government International Bonds:
400,000		4.750% due 1/18/28(c)	404,413
700,000		4.875% due 7/18/33(c)	706,803

		Total Saudi Arabia	1,111,216

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	96,829
100,000	EUR	1.650% due 3/3/33(c)	85,772

		Total Serbia	182,601

Singapore — 0.8%
		Singapore Government Bonds:
47,000	SGD	2.375% due 7/1/39	34,262
1,649,000	SGD	3.250% due 6/1/54	1,377,631

		Total Singapore	1,411,893

South Korea — 0.6%
1,445,900,000	KRW	Korea Treasury Bonds, 3.750% due 12/10/33	1,143,699

Spain — 5.0%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	113,422
		Spain Government Bonds:
1,400,000	EUR	2.800% due 5/31/26	1,551,436
400,000	EUR	1.450% due 10/31/27(c)	427,467
1,500,000	EUR	1.400% due 7/30/28(c)	1,586,281
450,000	EUR	1.450% due 4/30/29(c)	472,224
400,000	EUR	0.700% due 4/30/32(c)	377,726
2,100,000	EUR	2.550% due 10/31/32(c)	2,263,061
400,000	EUR	1.850% due 7/30/35(c)	390,325
500,000	EUR	1.900% due 10/31/52(c)	380,494
850,000	EUR	3.450% due 7/30/66(c)	872,012
800,000	EUR	1.450% due 10/31/71(c)	446,236

		Total Spain	8,880,684

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 2.9%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	$1,502,459
700,000	GBP	3.500% due 1/22/45	802,956
500,000	GBP	1.750% due 1/22/49	393,808
1,400,000	GBP	0.625% due 10/22/50	766,366
1,300,000	GBP	1.250% due 7/31/51	853,336
500,000	GBP	4.375% due 7/31/54	640,849
500,000	GBP	1.125% due 10/22/73	247,107

		Total United Kingdom	5,206,881

		TOTAL SOVEREIGN BONDS (Cost — $64,698,472)	52,551,096

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2%
$59,281		ACAS CLO Ltd., Series 2015-1A, Class AR3, 6.431% (3-Month Term SOFR + 1.152%) due 10/18/28(a)(c)	59,307
302,703		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 6.292% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	297,665
198,504	GBP	ALBA PLC, Series 2007-1, Class A3, 5.413% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	255,522
91,153		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.753% (3-Month Term SOFR + 1.512%) due 11/2/30(a)(c)	91,278
73,146		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 6.441% (3-Month Term SOFR + 1.162%) due 7/18/29(a)(c)	73,196
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 6.804% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	397,355
343,154		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.872% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	310,640
500,000		Bain Capital Credit CLO Ltd., Series 2020-2A, Class ARR, zero coupon (1.240% - 3-Month Term SOFR) due 7/19/34(c)(d)	500,375
4,970		Banc of America Funding Trust, Series 2006-A, Class 1A1, 6.020% due 2/20/36(a)	4,707
134,593		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.842% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	133,624
331,050		BDS Ltd., Series 2021-FL10, Class A, 6.806% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	330,122
		Bear Stearns Adjustable Rate Mortgage Trust:
1,559		Series 2003-5, Class 1A2, 5.410% due 8/25/33(a)	1,496
1,952		Series 2003-7, Class 6A, 5.943% due 10/25/33(a)	1,874
7,238		Series 2004-2, Class 22A, 6.997% due 5/25/34(a)	6,882
1,459		Series 2004-2, Class 23A, 4.000% due 5/25/34(a)	1,301
29,089		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.376% due 1/26/36(a)	21,591
383,431		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 6.679% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	378,409
498,070		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 6.318% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(c)	498,486
299,903	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 4.508% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	330,521
208,600	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 4.306% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	230,276
247,372	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 4.465% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	273,154
190,419		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 6.544% (3-Month Term SOFR + 1.262%) due 4/20/31(a)(c)	190,592
597,237		CarVal CLO I Ltd., Series 2018-1A, Class AR, 6.516% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(c)	598,133

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2% — (continued)
$206,910		CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.495% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	$207,071
		Countrywide Alternative Loan Trust:
3,220		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,451
16,780		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	8,266
33,200		Series 2007-11T1, Class A12, 5.742% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	10,086
25,504		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,694
		Countrywide Asset-Backed Certificates:
230,345		Series 2007-9, Class 2A4, 5.642% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	219,915
36,780		Series 2007-12, Class 1A1, 6.132% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	35,638
274,740		Series 2007-13, Class 1A, 6.232% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	268,143
		Countrywide Home Loan Mortgage Pass-Through Trust:
35,210		Series 2005-2, Class 1A1, 6.032% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	31,718
2,054		Series 2005-3, Class 2A1, 5.972% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	1,906
36,488		Series 2005-9, Class 1A3, 5.852% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	30,836
11,757		Series 2005-11, Class 3A1, 3.776% due 4/25/35(a)	8,705
6,299		Series 2005-HYB9, Class 3A2A, 7.884% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	5,368
494,403		Series 2007-4, Class 1A47, 6.000% due 5/25/37	222,955
92,009		Series 2007-19, Class 2A1, 6.500% due 11/25/47	47,359
		Credit Suisse Commercial Mortgage Capital Trust:
34,334		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,222
75,620		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	62,951
125,313		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	21,792
269,714	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 4.335% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	297,140
495,377	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class A, 4.922% (3-Month EURIBOR + 1.380%) due 8/15/33(a)(c)	550,016
359,188		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 6.142% (1-Month Term SOFR + 0.864%) due 10/25/47(a)	280,768
282,192	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 4.345% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	310,606
324,691		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.583% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	324,993
61,800		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.543% (3-Month Term SOFR + 1.242%) due 4/15/28(a)(c)	61,843
92,630		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 6.496% (3-Month Term SOFR + 1.212%) due 10/25/30(a)(c)	92,723
307,765		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 6.442% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	303,873
400,000		Elmwood CLO VII Ltd., Series 2020-4A, Class AR, 6.916% (3-Month Term SOFR + 1.630%) due 1/17/34(a)(c)	400,497
44,862	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 5.394% (Sterling Overnight Index Average + 0.269%) due 6/15/44(a)	58,560
175,345	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 6.204% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	229,537
359,845		Extended Stay America Trust, Series 2021-ESH, Class A, 6.531% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	358,593
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
5,384		Series 2391, Class FJ, 5.968% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	5,373
17,239		Series 2614, Class SJ, 4.625% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(d)	19,042
60,353		Series 4579, Class FD, 5.800% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	60,197
60,353		Series 4579, Class SD, 0.828% due 1/15/38(a)(e)	3,972

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2% — (continued)
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
$8,826		Series T-35, Class A, 5.743% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	$9,064
15,667		Series T-62, Class 1A1, 6.362% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	14,183
3,483		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,496
21,308		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	22,147
		Federal National Mortgage Association (FNMA), REMICS:
3,500		Series 2003-34, Class A1, 6.000% due 4/25/43	3,536
3,916		Series 2006-48, Class TF, 5.863% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	3,870
43,402		Series 2009-104, Class FA, 6.263% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	43,521
231,848		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 7.200% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	227,642
164,201		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.533% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	164,321
456,829		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.653% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	456,943
842,290		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(c)	800,513
10,092		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.260% due 11/19/35(a)	8,649
		Government National Mortgage Association (GNMA):
131,557		Series 2016-H15, Class FA, 6.246% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	131,592
3,561		Series 2017-121, Class PE, 3.000% due 7/20/46	3,464
499,497		Series 2024-H07, Class JF, 6.143% (30-Day Average SOFR + 0.790%) due 4/20/74(a)	502,191
777,430		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	645,146
		GS Mortgage-Backed Securities Trust:
79,484		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	66,285
80,143		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	66,790
		GSR Mortgage Loan Trust:
1,402		Series 2003-1, Class A2, 6.750% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,401
29,771		Series 2005-AR7, Class 2A1, 5.052% due 11/25/35(a)	28,662
		Harborview Mortgage Loan Trust:
9,074		Series 2005-2, Class 2A1A, 5.896% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,646
14,687		Series 2005-3, Class 2A1A, 5.936% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	14,212
40,883		Series 2006-SB1, Class A1A, 6.012% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	35,282
59,127		Series 2007-1, Class 2A1A, 5.716% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	53,827
500,000	EUR	Hayfin Emerald CLO XII DAC, Series 12-A, Class A, 5.425% (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	557,377
		JPMorgan Mortgage Trust:
1,858		Series 2003-A2, Class 3A1, 5.620% due 11/25/33(a)	1,764
421		Series 2005-A1, Class 6T1, 5.742% due 2/25/35(a)	395
322,361		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	268,314
945,998		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	820,041
798,712		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	693,413
588,384		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	509,690
775,433		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	696,167
281,666	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 5.364% (Sterling Overnight Index Average + 0.279%) due 1/1/61(a)	361,393
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	274,882
56,910		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 6.603% (3-Month Term SOFR + 1.302%) due 10/15/30(a)(c)	56,961
1,710		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 6.688% due 2/25/33(a)	1,608
34,020		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.301% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(c)	33,869

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2% — (continued)
		MFA Trust:
$105,969		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	$100,165
429,552		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(c)	433,114
900,000		Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.873% (3-Month Term SOFR + 1.590%) due 10/24/32(a)(c)	903,453
		New Residential Mortgage Loan Trust:
147,478		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	140,843
158,919		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	151,290
358,265	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 5.259% (Sterling Overnight Index Average + 0.279%) due 12/1/50(a)	459,067
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.932% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	383,761
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.546% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	385,862
995,440		OBX Trust, Series 2024-HYB1, Class A1, 3.593% due 3/25/53(a)(c)	976,966
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 6.401% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	286,193
51,308		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 5.532% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	46,356
438,204		OZLM IX Ltd., Series 2014-9A, Class A1A4, 6.482% (3-Month Term SOFR + 1.200%) due 10/20/31(a)(c)	438,467
401,260	EUR	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 5.042% (3-Month EURIBOR + 1.500%) due 5/15/33(a)(c)	445,859
257,006		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	254,913
445,052		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	456,632
450,741		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(c)	454,956
		RALI Trust:
70,086		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	54,725
40,937		Series 2007-QO2, Class A1, 5.542% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	14,247
		Residential Asset Securitization Trust:
13,321		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,840
36,677		Series 2006-R1, Class A2, 5.792% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	9,975
138,128	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 5.404% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	177,522
704,321	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 5.680% (Sterling Overnight Index Average + 0.700%) due 8/28/56(a)(c)	925,312
		RMAC Securities No 1 PLC:
262,901	GBP	Series 2006-NS3X, Class A2A, 5.406% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	337,693
138,918	GBP	Series 2006-NS1X, Class A2A, 5.406% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	178,983
600,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class AR, 5.075% (3-Month EURIBOR + 1.370%) due 4/24/37(a)(c)	665,066
270,959	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 4.458% (1-Month EURIBOR + 0.850%) due 1/24/61(a)	300,140
144,625		Sound Point CLO XVII, Series 2017-3A, Class A1R, 6.524% (3-Month Term SOFR + 1.242%) due 10/20/30(a)(c)	144,737
906,914		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.892% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	849,020
		Structured Adjustable Rate Mortgage Loan Trust:
1,547		Series 2004-1, Class 4A1, 7.227% due 2/25/34(a)	1,491
652		Series 2004-4, Class 3A2, 6.793% due 4/25/34(a)	649
19,014		Series 2004-19, Class 2A1, 6.562% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	17,304

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2% — (continued)
		Structured Asset Mortgage Investments II Trust:
$18,971		Series 2005-AR2, Class 2A1, 5.852% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	$16,780
20,766		Series 2005-AR8, Class A1A, 5.952% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	17,287
16,168		Series 2006-AR5, Class 1A1, 5.812% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	10,725
90,558		Series 2007-AR4, Class A3, 5.832% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	79,539
50,872		Series 2007-AR6, Class A1, 6.662% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	42,179
43,137		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 5.672% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	35,503
900,000		Symphony CLO 39 Ltd., Series 2023-39A, Class A, 6.875% (3-Month Term SOFR + 1.590%) due 4/25/34(a)(c)	900,739
349,307		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 6.643% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	349,463
470,974	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 5.952% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(c)	619,983
		Towd Point Mortgage Trust:
481,169		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	458,388
119,183		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	113,419
2,388		US Capital Funding II Ltd./US Capital Funding II Corp., 6.259% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	2,388
84,456		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	73,106
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 6.677% (3-Month Term SOFR + 1.422%) due 7/30/32(a)(c)	400,421
52,036		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 6.584% (3-Month Term SOFR + 1.302%) due 9/15/30(a)(c)	52,081
125,532		Voya CLO Ltd., Series 2017-1A, Class A1R, 6.497% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	125,664
		WaMu Mortgage Pass-Through Certificates Trust:
3,691		Series 2002-AR9, Class 1A, 6.562% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	3,528
1,042		Series 2003-AR5, Class A7, 6.286% due 6/25/33(a)	1,044
37,457		Series 2003-AR9, Class 2A, 6.809% due 9/25/33(a)	36,308
90,897		Series 2004-AR1, Class A, 6.013% due 3/25/34(a)	90,617
11,683		Series 2005-AR13, Class A1A1, 5.972% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	11,424
20,231		Series 2006-AR10, Class 2A1, 4.443% due 9/25/36(a)	17,134
31,511		Series 2006-AR13, Class 2A, 6.662% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	28,872
14,684		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 6.102% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	9,045
38,596		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 6.268% due 12/25/32(a)	38,224
179,939		Wind River CLO Ltd., Series 2014-1A, Class ARR, 6.591% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	180,085

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $32,292,268)	30,854,119

CORPORATE BONDS & NOTES — 9.5%

Belgium — 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	205,934

Canada — 1.0%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	107,778
		Royal Bank of Canada:
500,000		Covered Notes, 4.851% due 12/14/26(c)	507,194
400,000		Senior Unsecured Notes, 4.969% (SOFR + 1.100%) due 8/2/30(a)	406,920

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Canada — 1.0% — (continued)
$700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(c)	$712,668

		Total Canada	1,734,560

Cayman Islands — 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	199,677

Denmark — 0.7%
		Jyske Realkredit AS, Covered Notes:
31,857	DKK	1.000% due 10/1/50	3,626
464,066	DKK	1.500% due 10/1/53	56,533
185,285	DKK	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	22,527
		Realkredit Danmark AS, Covered Notes:
4,000,000	DKK	1.000% due 1/1/25	587,841
4,100,000	DKK	1.000% due 4/1/25	599,487

		Total Denmark	1,270,014

France — 0.6%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	413,312
		Societe Generale SA, Senior Non-Preferred Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(a)(c)	255,725
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(a)(c)	347,504

		Total France	1,016,541

Germany — 0.4%
		Deutsche Bank AG, Senior Non-Preferred Notes:
200,000	EUR	1.625% due 1/20/27	212,106
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	378,308
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(d)	199,402

		Total Germany	789,816

Italy — 0.2%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Preferred Notes, 2.625% due 4/28/25	109,653
100,000	EUR	Covered Notes, 0.875% due 10/8/26	105,647
100,000	EUR	Nexi SpA, Senior Unsecured Notes, 2.125% due 4/30/29	103,459

		Total Italy	318,759

Japan — 0.2%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	189,009
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(c)	205,572

		Total Japan	394,581

Netherlands — 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	406,582

Qatar — 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	174,780

Switzerland — 0.8%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(c)	245,950
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	242,337
250,000	EUR	7.750% (1-Year EURIBOR ICE Swap Rate + 4.950%) due 3/1/29(a)	314,523
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	651,401

		Total Switzerland	1,454,211

United Kingdom — 2.1%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(a)	826,675

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 2.1% — (continued)
$400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(a)	$466,563
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	196,527
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	131,558
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(a)	311,387
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	287,206
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(a)	524,424
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	938,292

		Total United Kingdom	3,682,632

United States — 3.0%
300,000		Athene Global Funding, Senior Secured Notes, 5.516% due 3/25/27(c)	305,986
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(a)	510,934
700,000		1.898% (SOFR + 1.530%) due 7/23/31(a)	599,507
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	141,815
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(a)	100,793
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(a)	427,106
600,000		5.727% (SOFR + 1.265%) due 4/25/30(a)	625,507
500,000		5.851% (SOFR + 1.552%) due 4/25/35(a)	528,439
400,000		5.330% (SOFR + 1.550%) due 7/23/35(a)	407,948
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(f)(g)	975
200,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 4.400% due 3/1/32	190,355
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	205,204
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	203,403
200,000		5.250% due 2/13/34	204,701
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(c)	98,708
		Wells Fargo & Co., Senior Unsecured Notes:
200,000		3.908% (SOFR + 1.320%) due 4/25/26(a)	198,308
600,000		4.808% (SOFR + 1.980%) due 7/25/28(a)	603,479

		Total United States	5,353,168

		TOTAL CORPORATE BONDS & NOTES (Cost — $16,937,927)	17,001,255

U.S. GOVERNMENT OBLIGATIONS — 8.1%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40(h)	133,168
1,100,000		1.875% due 2/15/41(h)	792,988
400,000		3.375% due 11/15/48	341,867
400,000		2.250% due 8/15/49	273,109
200,000		4.750% due 11/15/53(h)(n)	218,473
300,000		4.250% due 2/15/54	302,019
333,348		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	330,158
		U.S. Treasury Inflation Indexed Notes:
1,989,675		0.250% due 1/15/25	1,955,731
1,337,941		0.125% due 4/15/25	1,307,263
264,966		0.375% due 7/15/25(h)	259,650
1,273,690		0.500% due 1/15/28(i)	1,221,159
1,054,980		0.125% due 7/15/31	952,689

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

U.S. GOVERNMENT OBLIGATIONS — 8.1% — (continued)
$793,366		0.125% due 1/15/32	$707,227
108,132		0.625% due 7/15/32(h)	99,839
1,476,608		1.125% due 1/15/33	1,405,413
		U.S. Treasury Notes:
600,000		2.875% due 4/30/25(j)	593,171
200,000		4.000% due 2/29/28	201,496
1,700,000		4.500% due 11/15/33(h)(k)	1,778,492
1,200,000		4.000% due 2/15/34(l)	1,208,767
400,000		4.375% due 5/15/34	414,812

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $14,981,519)	14,497,491

ASSET-BACKED SECURITIES — 0.1%

Student Loans — 0.1%
20,300		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 6.571% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	20,219
248,357		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 6.804% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	249,531

		TOTAL ASSET-BACKED SECURITIES (Cost — $268,657)	269,750

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $187,244,638)	173,730,600

SHORT-TERM INVESTMENTS — 10.1%

COMMERCIAL PAPERS — 0.4%
450,000		Bell Canada, 5.524% due 9/5/24(c)(m)	449,725
250,000		Jones Lang LaSalle Inc., 5.573% due 9/9/24(c)(m)	249,692

		TOTAL COMMERCIAL PAPERS (Cost — $699,417)	699,417

SOVEREIGN BONDS — 7.3%

Japan — 7.3%
		Japan Treasury Discount Bills:
410,000,000	JPY	(0.008)% due 9/24/24(m)	2,805,108
520,000,000	JPY	0.009% due 9/30/24(m)	3,557,598
240,000,000	JPY	(0.003)% due 10/7/24(m)	1,641,992
560,000,000	JPY	0.009% due 10/15/24(m)	3,831,244
100,000,000	JPY	0.196% due 5/20/25(m)	683,188
60,000,000	JPY	0.136% due 6/20/25(m)	410,048

		TOTAL SOVEREIGN BONDS (Cost — $11,864,354)	12,929,178

TIME DEPOSITS — 2.2%
		ANZ National Bank — Hong Kong:
15,201	AUD	2.920% due 9/2/24	10,288
211,026	NZD	3.410% due 9/2/24	131,923
		BBH — New York:
481,630	DKK	2.250% due 9/2/24	71,378
6,942	SEK	2.250% due 9/2/24	676
24,607	NOK	3.260% due 9/2/24	2,320
190,850	CAD	3.330% due 9/3/24	141,606
28,846	ZAR	6.220% due 9/2/24	1,618
1,253	CHF	BNP Paribas — Paris, 0.500% due 9/2/24	1,475
422,949	EUR	Citibank — London, 2.570% due 9/2/24	467,549
452	HKD	HSBC Bank — Hong Kong, 2.020% due 9/2/24	58
197,508	SGD	HSBC Bank — Singapore, 2.260% due 9/2/24	151,347

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

TIME DEPOSITS — 2.2% — (continued)
$1,809,276		JPMorgan Chase & Co. — New York, 4.680% due 9/3/24	$1,809,276
		Skandinaviska Enskilda Banken AB — Stockholm:
144,300	GBP	3.910% due 9/2/24	189,516
846,073		4.680% due 9/3/24	846,073
20,609,762	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, 0.010% due 9/2/24	141,003

		TOTAL TIME DEPOSITS (Cost — $3,966,106)	3,966,106

U.S. GOVERNMENT OBLIGATIONS — 0.2%
		U.S. Treasury Bills:
376,000		5.199% due 10/31/24(h)(m)	372,784
61,000		5.267% due 10/17/24(h)(m)	60,595

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $433,379)	433,379

		TOTAL SHORT-TERM INVESTMENTS (Cost — $16,963,256)	18,028,080

		TOTAL INVESTMENTS IN SECURITIES (Cost — $204,207,894)	191,758,680

		TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.1% (Cost — $163,187)	187,978

		TOTAL INVESTMENTS — 107.1% (Cost — $204,371,081)	191,946,658

		Liabilities in Excess of Other Assets — (7.1)%	(12,631,490)

		TOTAL NET ASSETS — 100.0%	$179,315,168

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $47,508,426 and represents 26.5% of net assets.

(d)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of August 31, 2024.
(e)	Interest only security.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	All or a portion of this security is held at the broker as collateral for open securities purchased on a forward commitment basis.
(l)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(m)	Rate shown represents yield-to-maturity.
(n)	All or a portion of this security was purchased in a sale-buyback transaction. The value of this security totals $218,473 which represents 0.1% of net assets.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2024, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$206,546,154	$12,080,125	$(30,014,039)	$(17,933,914)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PAM	— Paid at Maturity
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	30.5%
Sovereign Bonds	27.4
Collateralized Mortgage Obligations	16.1
Corporate Bonds & Notes	8.9
U.S. Government Obligations	7.5
Asset-Backed Securities	0.1
Purchased Options	0.1
Short-Term Investments	9.4

Total Investments	100.0%

^	As a percentage of total investments.

At August 31, 2024, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
50,000	$ 50,000	OTC U.S. Dollar vs Chinese Yuan Renminbi Offshore, Call	BNP	12/6/24	CNH	7.28	$3,113
40,000	40,000	OTC U.S. Dollar vs Chinese Yuan Renminbi Offshore, Call	BNP	1/14/25	CNH	7.33	1,890
30,000	30,000	OTC U.S. Dollar vs Chinese Yuan Renminbi Offshore, Call	BNP	1/14/25	CNH	7.40	1,241
40,000	40,000	OTC U.S. Dollar vs Chinese Yuan Renminbi Offshore, Call	BNP	12/6/24	CNH	7.40	1,456
180,000	180,000	OTC U.S. Dollar vs Chinese Yuan Renminbi Offshore, Call	HSBC	2/14/25	CNH	7.38	8,949

		Total Currency Options					$16,649

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
15,000,000	$ 791,595	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	JPM	1/15/25	4.250%	$10,180
10,600,000	559,394	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	JPM	5/14/25	4.308%	8,319
100,000	5,277	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	9/25/25	4.005%	2,781
700,000	36,941	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	6/23/25	3.930%	16,904
900,000	47,496	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	6/25/25	3.960%	20,911
200,000	10,555	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	9/25/25	4.005%	5,562
600,000	31,664	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	6/24/25	4.065%	11,746

		Total Interest Rate Swaptions				$76,403

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	194,000,000EUR	OTC French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR 97.00	$94,926

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $163,187)				$187,978

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At August 31, 2024, International Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	74,250	GBP	OTC 1-Year Swaption, Sterling Overnight Index Average, Call	JPM	12/16/24	0.820%	$20
900,000	31,545	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	NWM	9/9/24	2.280%	104
900,000	31,545	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	NWM	9/9/24	2.620%	229
400,000	$ 21,109		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	9/25/25	4.350%	1,951
2,700,000	142,487		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	BOA	6/23/25	4.250%	10,716
800,000	42,218		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	6/25/25	4.280%	3,067
2,700,000	142,487		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	6/25/25	4.300%	10,034
800,000	42,218		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	9/25/25	4.330%	4,006
2,300,000	121,378		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	6/24/25	4.400%	7,261
600,000	31,664		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	9/23/24	3.138%	1,022
500,000	26,387		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	9/6/24	3.232%	184
600,000	31,664		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	9/12/24	3.240%	839
600,000	31,664		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	UBS	9/23/24	3.198%	1,441
600,000	31,664		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	9/23/24	3.538%	3,256
500,000	26,387		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	9/6/24	3.632%	280
600,000	31,664		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	JPM	9/12/24	3.640%	869
600,000	31,664		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	UBS	9/23/24	3.598%	2,287
200,000	7,010	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	78,734

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $137,085)				$126,300

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2024, International Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$1,215,000	JPMorgan Chase & Co., 5.460% due 9/10/24
	(Proceeds — $1,215,000)	$1,215,000

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the year ended August 31, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $326,621 and 5.411%, respectively.

At August 31, 2024, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 9/1/39(a)	$1,900,683
18,850,000	2.000% due 10/1/54(a)	15,459,945
700,000	2.500% due 10/1/52(a)	597,927
2,700,000	3.000% due 9/1/54(a)	2,397,024
10,200,000	5.000% due 10/1/54(a)	10,129,111
700,000	5.500% due 9/1/54(a)	705,055
1,600,000	6.000% due 9/1/54(a)	1,629,526

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $32,718,355)	$32,819,271

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2024, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	59	12/24	$14,037,947	$14,024,669	$(13,278)
3-Month SOFR Futures	59	12/25	14,204,023	14,266,938	62,915
Australian Government 10-Year Bond Futures	23	9/24	1,751,828	1,814,531	62,703
Australian Government 3-Year Bond Futures	54	9/24	3,866,074	3,908,198	42,124
Canada Government 10-Year Bond Futures	42	12/24	3,864,945	3,834,924	(30,021)
Euro-Bobl Futures	31	9/24	3,950,690	4,032,427	81,737
Euro-BTP Futures	35	9/24	4,510,557	4,599,170	88,613
Euro-BTP Futures	93	12/24	12,238,072	12,215,510	(22,562)
Euro-Bund Futures	54	9/24	7,768,351	7,993,664	225,313
Euro-Buxl 30-Year Bond Futures	10	12/24	1,492,026	1,488,378	(3,648)
Euro-OAT Futures	31	12/24	4,321,657	4,322,000	343
Euro-Schatz Note Futures	53	12/24	6,250,728	6,248,500	(2,228)
U.S. Treasury 2-Year Note Futures	26	12/24	5,396,422	5,396,219	(203)
U.S. Treasury Ultra Long Bond Futures	1	12/24	134,132	131,938	(2,194)

					489,614

Contracts to Sell:
3-Month SOFR Futures	118	6/25	28,301,326	28,392,275	(90,949)
Japan Government 10-Year Bond Futures	1	9/24	977,525	990,113	(12,588)
U.S. Treasury 5-Year Note Futures	169	12/24	18,497,578	18,488,336	9,242
U.S. Treasury 10-Year Note Futures	14	12/24	1,593,266	1,589,875	3,391
U.S. Treasury Long Bond Futures	42	12/24	5,216,907	5,171,250	45,657
U.S. Ultra Long Bond Futures	36	12/24	4,246,479	4,227,750	18,729
United Kingdom Treasury 10-Year Gilt Futures	35	12/24	4,554,212	4,536,968	17,244

					(9,274)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$480,340

At August 31, 2024, International Fixed Income Fund had deposited cash of $1,217,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2024, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	275,000	USD	185,336	BOA	$186,107	9/3/24	$771
Australian Dollar	392,000	USD	256,182	JPM	265,285	9/3/24	9,103
Australian Dollar	919,956	USD	624,926	UBS	622,580	9/3/24	(2,346)
Brazilian Real	23,021	USD	4,216	BCLY	4,086	9/4/24	(130)
Brazilian Real	4,488,987	USD	815,068	BNP	796,675	9/4/24	(18,393)
Brazilian Real	153,459	USD	28,086	BNP	27,235	9/4/24	(851)
Brazilian Real	102,255	USD	18,709	BNP	18,148	9/4/24	(561)
Brazilian Real	61,475	USD	11,234	BNP	10,910	9/4/24	(324)
Brazilian Real	46,082	USD	8,425	BNP	8,178	9/4/24	(247)
Brazilian Real	46,203	USD	8,425	BNP	8,199	9/4/24	(226)
Brazilian Real	46,300	USD	8,425	BNP	8,217	9/4/24	(208)
Brazilian Real	46,394	USD	8,440	BNP	8,234	9/4/24	(206)
Brazilian Real	22,062	USD	4,040	BOA	3,916	9/4/24	(124)
Brazilian Real	4,095,639	USD	731,992	JPM	724,490	10/2/24	(7,502)
Brazilian Real	4,456,682	USD	787,929	JPM	790,943	9/4/24	3,014
British Pound	151,000	USD	194,093	HSBC	198,315	9/3/24	4,222
Chilean Peso	276,178,910	USD	298,992	BCLY	302,166	9/23/24	3,174
Chilean Peso	99,668,157	USD	105,220	BCLY	109,047	9/23/24	3,827
Chilean Peso	26,260,287	USD	28,411	BNP	28,731	9/23/24	320
Chinese Offshore Renminbi	760,000	USD	105,253	BCLY	107,803	10/25/24	2,550
Chinese Offshore Renminbi	763,000	USD	108,075	BNP	108,479	11/20/24	404
Chinese Offshore Renminbi	1,169,260	USD	164,931	BNP	165,856	10/25/24	925
Chinese Offshore Renminbi	7,141,448	USD	997,506	BNP	1,012,991	10/25/24	15,485
Chinese Offshore Renminbi	18,102,617	USD	2,493,817	BNP	2,558,629	9/20/24	64,812
Chinese Offshore Renminbi	1,089,000	USD	152,437	GSC	154,471	10/25/24	2,034
Chinese Offshore Renminbi	1,188,089	USD	167,646	JPM	168,527	10/25/24	881
Chinese Offshore Renminbi	62,473	USD	8,619	SCB	8,830	9/20/24	211
Chinese Offshore Renminbi	10,556,218	USD	1,451,204	SCB	1,492,019	9/20/24	40,815
Chinese Onshore Renminbi	62,444	USD	8,838	BNP	8,846	10/15/24	8
Chinese Onshore Renminbi	722,973	USD	101,876	BNP	102,232	9/27/24	356
Chinese Onshore Renminbi	1,313,990	USD	185,056	BNP	185,760	9/25/24	704
Chinese Onshore Renminbi	3,037,870	USD	426,248	BNP	428,473	9/5/24	2,225
Chinese Onshore Renminbi	5,615,471	USD	787,342	BNP	792,114	9/6/24	4,772
Chinese Onshore Renminbi	787,852	USD	111,012	BOA	111,406	9/27/24	394
Chinese Onshore Renminbi	378,770	USD	53,213	GSC	53,515	9/20/24	302
Chinese Onshore Renminbi	3,034,852	USD	431,056	HSBC	430,017	10/17/24	(1,039)
Chinese Onshore Renminbi	2,271,398	USD	321,541	JPM	321,782	10/15/24	241
Chinese Onshore Renminbi	494,727	USD	69,623	JPM	69,957	9/27/24	334
Chinese Onshore Renminbi	1,248,096	USD	175,907	SCB	176,445	9/25/24	538
Chinese Onshore Renminbi	461,783	USD	64,700	SCB	65,244	9/20/24	544
Chinese Onshore Renminbi	1,417,540	USD	199,143	SCB	200,399	9/25/24	1,256
Chinese Onshore Renminbi	2,336,770	USD	327,073	UBS	329,552	9/4/24	2,479
Colombian Peso	799,820,000	USD	197,000	BNP	190,866	9/18/24	(6,134)
Colombian Peso	507,591,600	USD	127,200	BNP	121,130	9/18/24	(6,070)
Colombian Peso	427,966,000	USD	107,800	BNP	102,128	9/18/24	(5,672)
Danish Krone	462,497	USD	69,023	JPM	68,542	9/3/24	(481)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Euro	809,000	USD	900,734	BCLY	$894,309	9/3/24	$(6,425)
Euro	181,000	USD	202,309	BCLY	200,087	9/3/24	(2,222)
Euro	216,000	USD	236,521	BCLY	238,778	9/3/24	2,257
Euro	23,331,754	USD	25,945,027	GSC	25,792,087	9/3/24	(152,940)
Euro	144,000	USD	158,838	HSBC	159,185	9/3/24	347
Hungarian Forint	5,423,501	USD	15,066	BNP	15,238	10/18/24	172
Indian Rupee	12,600,749	USD	150,551	BNP	150,214	9/24/24	(337)
Indian Rupee	20,982,610	USD	250,425	JPM	250,134	9/24/24	(291)
Indian Rupee	95,076,778	USD	1,135,995	SCB	1,133,414	9/24/24	(2,581)
Indian Rupee	2,419,618	USD	28,902	SCB	28,844	9/24/24	(58)
Indian Rupee	1,554,094	USD	18,574	SCB	18,527	9/24/24	(47)
Indonesian Rupiah	138,677,011	USD	8,793	BNP	8,968	9/17/24	175
Indonesian Rupiah	183,966,500	USD	11,632	BNP	11,897	9/17/24	265
Indonesian Rupiah	219,141,206	USD	13,884	BNP	14,172	9/17/24	288
Indonesian Rupiah	2,320,950,000	USD	150,000	BOA	150,059	9/23/24	59
Indonesian Rupiah	183,037,400	USD	11,570	BOA	11,837	9/17/24	267
Indonesian Rupiah	1,742,580,600	USD	107,000	BOA	112,709	9/13/24	5,709
Indonesian Rupiah	182,851,123	USD	11,570	DUB	11,825	9/17/24	255
Indonesian Rupiah	103,919,568	USD	6,579	GSC	6,721	9/17/24	142
Indonesian Rupiah	2,334,450,000	USD	150,000	GSC	150,891	9/30/24	891
Indonesian Rupiah	2,023,962,541	USD	129,030	GSC	130,888	9/17/24	1,858
Indonesian Rupiah	808,100,000	USD	50,000	GSC	52,276	9/9/24	2,276
Indonesian Rupiah	109,566,974	USD	6,942	HSBC	7,086	9/17/24	144
Indonesian Rupiah	809,851,691	USD	52,287	JPM	52,360	9/23/24	73
Israeli New Shekel	185,000	USD	50,532	BCLY	50,962	10/18/24	430
Japanese Yen	100,000,000	USD	662,810	BCLY	686,852	10/1/24	24,042
Japanese Yen	50,000,000	USD	353,507	GSC	343,426	10/1/24	(10,081)
Japanese Yen	29,100,000	USD	198,174	GSC	199,090	9/3/24	916
Japanese Yen	60,000,000	USD	386,125	GSC	412,111	10/1/24	25,986
Japanese Yen	872,384,655	USD	6,026,837	HSBC	5,968,492	9/3/24	(58,345)
Japanese Yen	26,400,000	USD	186,284	JPM	180,617	9/3/24	(5,667)
Japanese Yen	60,000,000	USD	415,007	JPM	412,111	10/1/24	(2,896)
Malaysian Ringgit	907,698	USD	204,000	BOA	210,293	9/18/24	6,293
Malaysian Ringgit	3,773,746	USD	875,173	GSC	874,293	9/18/24	(880)
Malaysian Ringgit	904,507	USD	203,000	SCB	209,554	9/18/24	6,554
Malaysian Ringgit	5,873,080	USD	1,328,000	SCB	1,360,662	9/18/24	32,662
Mexican Peso	4,350,000	USD	228,468	BCLY	220,420	9/18/24	(8,048)
Mexican Peso	2,335,000	USD	123,659	BCLY	118,318	9/18/24	(5,341)
Mexican Peso	4,127,000	USD	221,434	BNP	209,121	9/18/24	(12,313)
Mexican Peso	1,254,380	USD	69,316	JPM	63,561	9/18/24	(5,755)
New Taiwan Dollar	5,785,325	USD	180,718	BNP	180,875	9/13/24	157
New Taiwan Dollar	2,093,679	USD	65,106	BNP	65,458	9/13/24	352
New Taiwan Dollar	5,052,274	USD	156,422	BNP	157,957	9/13/24	1,535
New Taiwan Dollar	29,951,203	USD	942,158	GSC	936,410	9/13/24	(5,748)
New Taiwan Dollar	494,083	USD	15,348	HSBC	15,447	9/13/24	99
New Taiwan Dollar	1,976,331	USD	61,392	HSBC	61,789	9/13/24	397
New Taiwan Dollar	2,292,023	USD	70,807	HSBC	71,659	9/13/24	852
New Taiwan Dollar	4,200,168	USD	130,440	HSBC	131,316	9/13/24	876
New Taiwan Dollar	3,804,764	USD	116,639	JPM	118,954	9/13/24	2,315
New Taiwan Dollar	2,734,125	USD	85,074	SCB	85,481	9/13/24	407
New Taiwan Dollar	1,143,707	USD	35,285	SCB	35,758	9/13/24	473
New Zealand Dollar	650,985	USD	405,175	BNP	406,991	10/2/24	1,816

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
New Zealand Dollar	650,985	USD	383,709	SCB	$406,964	9/3/24	$23,255
Peruvian Sol	328,921	USD	87,000	BCLY	87,752	9/18/24	752
Polish Zloty	937,204	USD	240,402	DUB	241,853	9/18/24	1,451
Polish Zloty	1,848,380	USD	465,712	GSC	476,881	10/2/24	11,169
Polish Zloty	3,360,485	USD	854,618	HSBC	867,202	9/18/24	12,584
Polish Zloty	1,636,666	USD	416,201	UBS	422,308	9/25/24	6,107
Singapore Dollar	275,000	USD	207,968	BCLY	210,728	9/3/24	2,760
Singapore Dollar	71,478	USD	54,995	BOA	54,866	10/2/24	(129)
Singapore Dollar	2,599,936	USD	1,995,040	DUB	1,992,288	9/3/24	(2,752)
Singapore Dollar	193,485	USD	148,800	JPM	148,517	10/2/24	(283)
Singapore Dollar	267,000	USD	205,004	SCB	204,597	9/3/24	(407)
South African Rand	10,834,735	USD	591,609	BCLY	605,610	10/18/24	14,001
South African Rand	9,118,503	USD	498,287	UBS	509,681	10/18/24	11,394
Swiss Franc	84,000	USD	97,654	GSC	98,824	9/3/24	1,170
Swiss Franc	1,682,746	USD	1,996,136	UBS	1,979,702	9/3/24	(16,434)
Thai Baht	11,838,302	USD	349,000	BNP	348,452	9/18/24	(548)
Thai Baht	339,106	USD	10,000	BNP	9,981	9/18/24	(19)
Thai Baht	5,462,328	USD	161,000	GSC	160,780	9/18/24	(220)
Turkish Lira	2,801,226	USD	78,431	BCLY	78,159	10/15/24	(272)
Turkish Lira	1,479,152	USD	41,372	BCLY	41,271	10/15/24	(101)
Turkish Lira	4,806,875	USD	127,326	BCLY	127,455	11/29/24	129
Turkish Lira	11,547,120	USD	306,558	BCLY	307,153	11/26/24	595
Turkish Lira	3,918,468	USD	110,479	BCLY	112,643	9/20/24	2,164
Turkish Lira	3,912,478	USD	110,382	BCLY	112,603	9/19/24	2,221
Turkish Lira	3,710,872	USD	85,185	JPM	83,697	5/6/25	(1,488)
Turkish Lira	2,714,595	USD	73,308	JPM	73,781	11/6/24	473
Turkish Lira	3,154,721	USD	85,217	JPM	85,743	11/6/24	526
Turkish Lira	6,657,617	USD	149,475	JPM	150,160	5/6/25	685
Turkish Lira	5,541,001	USD	149,474	JPM	150,437	11/7/24	963

							27,298

Contracts to Sell:
Australian Dollar	1,335,956	USD	868,603	BCLY	904,108	9/3/24	(35,505)
Australian Dollar	251,000	USD	161,865	JPM	169,865	9/3/24	(8,000)
Australian Dollar	919,956	USD	625,382	UBS	623,017	10/2/24	2,365
Brazilian Real	23,021	USD	4,070	BCLY	4,086	9/4/24	(16)
Brazilian Real	4,425,376	USD	782,394	BNP	785,386	9/4/24	(2,992)
Brazilian Real	565,780	USD	100,000	BNP	100,411	9/4/24	(411)
Brazilian Real	2,700,000	USD	483,698	BNP	466,214	4/2/25	17,484
Brazilian Real	4,502,965	USD	815,068	BNP	796,543	10/2/24	18,525
Brazilian Real	22,062	USD	3,901	BOA	3,916	9/4/24	(15)
Brazilian Real	300,000	USD	54,215	GSC	51,802	4/2/25	2,413
Brazilian Real	400,000	USD	71,541	GSC	69,069	4/2/25	2,472
Brazilian Real	600,000	USD	107,012	GSC	103,603	4/2/25	3,409
Brazilian Real	500,000	USD	90,051	GSC	86,336	4/2/25	3,715
Brazilian Real	700,000	USD	126,130	GSC	120,871	4/2/25	5,259
Brazilian Real	900,000	USD	160,992	GSC	155,404	4/2/25	5,588
Brazilian Real	3,600,000	USD	650,501	GSC	621,619	4/2/25	28,882
Brazilian Real	4,456,682	USD	815,376	JPM	790,942	9/4/24	24,434
British Pound	6,994,189	USD	9,227,049	BCLY	9,188,240	10/2/24	38,809
British Pound	197,000	USD	251,876	BNP	258,729	9/3/24	(6,853)
British Pound	6,948,189	USD	8,909,462	HSBC	9,125,400	9/3/24	(215,938)
Canadian Dollar	3,122,485	USD	2,257,846	BCLY	2,316,814	9/3/24	(58,968)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Canadian Dollar	221,000	USD	159,988	BCLY	$163,977	9/3/24	$(3,989)
Canadian Dollar	3,341,944	USD	2,481,251	SCB	2,481,860	10/2/24	(609)
Chilean Peso	181,043,000	USD	197,000	BNP	198,078	9/23/24	(1,078)
Chilean Peso	88,817,386	USD	97,300	BNP	97,175	9/23/24	125
Chilean Peso	125,004,060	USD	137,700	JPM	136,766	9/23/24	934
Chinese Offshore Renminbi	3,777,222	USD	523,859	BCLY	533,874	9/20/24	(10,015)
Chinese Offshore Renminbi	131,000	USD	18,108	BCLY	18,582	10/25/24	(474)
Chinese Offshore Renminbi	18,025,034	USD	2,493,817	BNP	2,562,685	11/20/24	(68,868)
Chinese Offshore Renminbi	6,106,806	USD	851,255	BNP	863,138	9/20/24	(11,883)
Chinese Offshore Renminbi	2,727,874	USD	380,988	BNP	386,940	10/25/24	(5,952)
Chinese Offshore Renminbi	2,357,981	USD	327,429	BNP	333,278	9/20/24	(5,849)
Chinese Offshore Renminbi	3,258,609	USD	455,413	BNP	460,573	9/20/24	(5,160)
Chinese Offshore Renminbi	1,161,000	USD	160,373	BNP	164,684	10/25/24	(4,311)
Chinese Offshore Renminbi	1,278,390	USD	177,340	BNP	180,688	9/20/24	(3,348)
Chinese Offshore Renminbi	1,166,506	USD	164,931	BNP	165,846	11/20/24	(915)
Chinese Offshore Renminbi	253,063	USD	35,141	BNP	35,768	9/20/24	(627)
Chinese Offshore Renminbi	2,505,000	USD	345,394	GSC	355,326	10/25/24	(9,932)
Chinese Offshore Renminbi	632,000	USD	88,017	GSC	89,648	10/25/24	(1,631)
Chinese Offshore Renminbi	4,067,751	USD	565,018	HSBC	574,937	9/20/24	(9,919)
Chinese Offshore Renminbi	2,616,764	USD	363,395	HSBC	369,854	9/20/24	(6,459)
Chinese Offshore Renminbi	7,938,634	USD	1,109,492	JPM	1,126,070	10/25/24	(16,578)
Chinese Offshore Renminbi	846,944	USD	118,280	JPM	120,136	10/25/24	(1,856)
Chinese Offshore Renminbi	1,185,339	USD	167,646	JPM	168,524	11/20/24	(878)
Chinese Offshore Renminbi	10,511,956	USD	1,451,204	SCB	1,494,523	11/20/24	(43,319)
Chinese Offshore Renminbi	2,170,935	USD	301,657	SCB	306,841	9/20/24	(5,184)
Chinese Offshore Renminbi	2,869,321	USD	400,558	SCB	405,551	9/20/24	(4,993)
Chinese Offshore Renminbi	62,206	USD	8,619	SCB	8,844	11/20/24	(225)
Chinese Onshore Renminbi	62,806	USD	8,838	BNP	8,858	9/4/24	(20)
Chinese Onshore Renminbi	3,055,328	USD	431,056	HSBC	430,935	9/5/24	121
Chinese Onshore Renminbi	2,285,063	USD	321,541	JPM	322,260	9/4/24	(719)
Colombian Peso	420,905,334	USD	99,492	BCLY	100,443	9/18/24	(951)
Colombian Peso	77,794,640	USD	19,376	BCLY	18,565	9/18/24	811
Colombian Peso	1,231,799,973	USD	308,027	BNP	293,952	9/18/24	14,075
Danish Krone	555,298	USD	80,730	DUB	82,296	9/3/24	(1,566)
Danish Krone	171,061	USD	24,817	DUB	25,352	9/3/24	(535)
Danish Krone	4,100,000	USD	604,777	HSBC	614,253	4/1/25	(9,476)
Danish Krone	351,618	USD	51,140	HSBC	52,110	9/3/24	(970)
Danish Krone	4,000,000	USD	591,091	JPM	596,667	1/2/25	(5,576)
Danish Krone	461,730	USD	69,023	JPM	68,538	10/2/24	485
Danish Krone	614,489	USD	91,466	SCB	91,214	10/2/24	252
Euro	10,000	RON	49,957	BCLY	11,076	10/17/24	18
Euro	9,367	RON	46,845	BCLY	10,384	11/1/24	19
Euro	76,360	RON	381,912	BCLY	84,645	11/1/24	163
Euro	59,751	RON	298,790	BNP	66,234	11/1/24	116
Euro	51,000	RON	254,793	BOA	56,492	10/17/24	93
Euro	155,522	RON	777,696	BOA	172,397	11/1/24	301
Euro	23,331,754	USD	25,979,670	GSC	25,825,175	10/2/24	154,495
Euro	1,217,000	USD	1,314,180	JPM	1,345,332	9/3/24	(31,152)
Euro	23,464,754	USD	25,476,296	SCB	25,939,112	9/3/24	(462,816)
Euro	120,000	RON	599,431	SOG	132,922	10/17/24	201
Euro	99,000	RON	495,406	SOG	109,742	11/1/24	270
Euro	200,839	RON	1,004,697	SOG	222,630	11/1/24	476

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indian Rupee	29,411,417	USD	351,824	BNP	$350,615	9/24/24	$1,209
Indian Rupee	1,459,331	USD	17,433	JPM	17,397	9/24/24	36
Indonesian Rupiah	809,511,824	USD	52,287	JPM	52,367	9/9/24	(80)
Israeli New Shekel	183,000	USD	48,579	BCLY	50,410	10/18/24	(1,831)
Israeli New Shekel	372,000	USD	100,332	BNP	102,474	10/18/24	(2,142)
Israeli New Shekel	1,602,424	USD	442,372	JPM	441,416	10/18/24	956
Japanese Yen	520,000,000	USD	3,270,643	BCLY	3,571,109	9/30/24	(300,466)
Japanese Yen	834,535,213	USD	5,430,182	BCLY	5,709,542	9/3/24	(279,360)
Japanese Yen	410,000,000	USD	2,615,084	BCLY	2,813,224	9/24/24	(198,140)
Japanese Yen	100,000,000	USD	683,841	BCLY	706,636	5/20/25	(22,795)
Japanese Yen	35,900,000	USD	240,246	BCLY	245,613	9/3/24	(5,367)
Japanese Yen	1,216,973,406	USD	7,908,762	BNP	8,326,025	9/3/24	(417,263)
Japanese Yen	240,000,000	USD	1,511,359	BNP	1,649,924	10/7/24	(138,565)
Japanese Yen	110,000,000	USD	699,876	BNP	757,144	10/15/24	(57,268)
Japanese Yen	1,231,831,408	USD	8,555,068	BNP	8,462,089	10/2/24	92,979
Japanese Yen	45,700,000	USD	313,267	BOA	312,660	9/3/24	607
Japanese Yen	17,873,352	USD	123,633	BOA	122,782	10/2/24	851
Japanese Yen	60,000,000	USD	400,173	GSC	425,308	6/20/25	(25,135)
Japanese Yen	50,000,000	USD	371,443	GSC	360,829	1/5/26	10,614
Japanese Yen	14,800,000	USD	100,935	HSBC	101,256	9/3/24	(321)
Japanese Yen	16,670,000	USD	133,686	HSBC	114,498	10/1/24	19,188
Japanese Yen	50,000,000	USD	400,705	HSBC	343,426	10/1/24	57,279
Japanese Yen	868,716,722	USD	6,026,837	HSBC	5,967,666	10/2/24	59,171
Japanese Yen	83,330,000	USD	668,378	HSBC	572,354	10/1/24	96,024
Japanese Yen	450,000,000	USD	2,864,346	JPM	3,097,409	10/15/24	(233,063)
Japanese Yen	21,900,000	USD	145,911	JPM	149,830	9/3/24	(3,919)
Japanese Yen	60,000,000	USD	437,801	JPM	432,995	1/5/26	4,806
Japanese Yen	39,900,000	USD	320,032	JPM	274,054	10/1/24	45,978
Japanese Yen	40,100,000	USD	321,482	JPM	275,428	10/1/24	46,054
Japanese Yen	40,000,000	USD	323,533	JPM	274,741	10/1/24	48,792
Japanese Yen	3,193,729	USD	22,194	SCB	21,939	10/2/24	255
Korean Won	497,013,076	USD	360,298	BNP	372,096	9/23/24	(11,798)
Korean Won	569,046,024	USD	414,183	JPM	426,025	9/23/24	(11,842)
Korean Won	427,756,001	USD	310,569	JPM	320,246	9/23/24	(9,677)
Korean Won	121,346,368	USD	88,000	JPM	90,848	9/23/24	(2,848)
Korean Won	2,134,841,066	USD	1,551,190	SCB	1,598,281	9/23/24	(47,091)
Malaysian Ringgit	5,856,480	USD	1,328,000	BCLY	1,356,816	9/18/24	(28,816)
Malaysian Ringgit	1,809,319	USD	407,000	BCLY	419,179	9/18/24	(12,179)
Malaysian Ringgit	448,670	USD	101,075	GSC	103,947	9/18/24	(2,872)
Malaysian Ringgit	3,772,346	USD	875,173	HSBC	873,968	9/18/24	1,205
Malaysian Ringgit	12,755,098	USD	2,879,385	SCB	2,955,072	9/18/24	(75,687)
Mexican Peso	695,986	USD	37,146	BCLY	35,267	9/18/24	1,879
Mexican Peso	1,880,000	USD	97,320	BNP	95,262	9/18/24	2,058
Mexican Peso	897,000	USD	48,473	BNP	45,452	9/18/24	3,021
Mexican Peso	2,506,169	USD	139,098	BNP	126,991	9/18/24	12,107
Mexican Peso	989,675	USD	49,526	GSC	49,590	11/29/24	(64)
Mexican Peso	696,000	USD	37,267	GSC	35,267	9/18/24	2,000
Mexican Peso	1,922,000	USD	98,271	GSC	96,025	12/18/24	2,246
Mexican Peso	1,757,000	USD	91,260	GSC	87,782	12/18/24	3,478
Mexican Peso	939,000	USD	49,156	JPM	46,913	12/18/24	2,243
New Taiwan Dollar	7,070,532	USD	219,119	BNP	221,057	9/13/24	(1,938)
New Taiwan Dollar	5,015,202	USD	156,422	BNP	157,922	11/18/24	(1,500)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
New Taiwan Dollar	7,051,469	USD	219,119	BNP	$220,461	9/13/24	$(1,342)
New Taiwan Dollar	6,779,213	USD	210,744	BNP	211,949	9/13/24	(1,205)
New Taiwan Dollar	6,786,416	USD	211,457	BNP	212,174	9/13/24	(717)
New Taiwan Dollar	5,734,724	USD	180,718	BNP	180,579	11/18/24	139
New Taiwan Dollar	29,659,134	USD	942,158	GSC	933,925	11/18/24	8,233
New Taiwan Dollar	2,283,667	USD	70,807	HSBC	71,910	11/18/24	(1,103)
New Taiwan Dollar	4,161,949	USD	130,440	HSBC	131,054	11/18/24	(614)
New Taiwan Dollar	3,790,184	USD	116,639	JPM	119,348	11/18/24	(2,709)
New Taiwan Dollar	7,262,550	USD	225,433	JPM	227,060	9/13/24	(1,627)
New Taiwan Dollar	7,272,066	USD	226,002	JPM	227,358	9/13/24	(1,356)
New Taiwan Dollar	3,622,357	USD	112,534	JPM	113,251	9/13/24	(717)
New Taiwan Dollar	13,836,663	USD	429,177	SCB	432,597	9/13/24	(3,420)
New Taiwan Dollar	1,139,614	USD	35,285	SCB	35,885	11/18/24	(600)
New Zealand Dollar	650,985	USD	405,139	BNP	406,963	9/3/24	(1,824)
Peruvian Sol	368,496	USD	98,336	DUB	98,310	9/18/24	26
Singapore Dollar	2,595,806	USD	1,995,040	DUB	1,992,518	10/2/24	2,522
Singapore Dollar	159,000	USD	119,993	GSC	121,839	9/3/24	(1,846)
Singapore Dollar	2,717,532	USD	2,025,455	JPM	2,082,401	9/3/24	(56,946)
Swedish Krona	4,271,355	USD	394,487	BCLY	416,052	9/3/24	(21,565)
Swedish Krona	4,272,772	USD	418,506	BNP	416,806	10/2/24	1,700
Swiss Franc	1,680,343	USD	1,904,607	BOA	1,976,874	9/3/24	(72,267)
Swiss Franc	43,000	USD	50,356	BOA	50,588	9/3/24	(232)
Swiss Franc	43,000	USD	49,940	GSC	50,588	9/3/24	(648)
Swiss Franc	1,677,017	USD	1,996,136	UBS	1,979,478	10/2/24	16,658
Thai Baht	1,573,386	USD	43,855	BNP	46,311	9/18/24	(2,456)
Thai Baht	2,142,203	USD	61,066	HSBC	63,054	9/18/24	(1,988)
Thai Baht	14,145,478	USD	394,574	SCB	416,362	9/18/24	(21,788)

							(2,284,904)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(2,257,606)

At August 31, 2024, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	SOFR	3.128%	PAM	12/20/24	BNP	USD	7,800,000	$(204,427)	$99,715	$(304,142)
iBoxx Investment Grade Index	SOFR	3.098%	PAM	9/20/24	JPM	USD	5,200,000	(195,731)	65,706	(261,437)

								$(400,158)	$165,421	$(565,579)

At August 31, 2024, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month MYR-KLIBOR	3.500%	3/20/29	3-Month	GSC	MYR	9,400,000	$(7,735)	$12,403	$(20,138)
Receive	3-Month MYR-KLIBOR	3.500%	9/18/29	3-Month	BNP	MYR	9,680,000	(7,157)	(11,408)	4,251
Receive	3-Month MYR-KLIBOR	3.500%	9/18/29	3-Month	GSC	MYR	1,780,000	(1,317)	2,517	(3,834)
Receive	3-Month MYR-KLIBOR	3.750%	9/18/34	3-Month	BNP	MYR	1,050,000	(2,372)	(2,898)	526
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR	1,510,000	(3,970)	9,565	(13,535)
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	BNP	CNY	2,700,000	8,067	3,411	4,656

								$(14,484)	$13,590	$(28,074)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

At August 31, 2024, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	900,000	$(2,818)	$(28,224)	$25,406
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/19/29	6-Month	NZD	1,300,000	6,439	(17,482)	23,921
Pay	3-Month FRA New Zealand Bank Bill	4.750%	6/19/29	6-Month	NZD	3,900,000	102,535	30,109	72,426
Receive	3-Month FRA New Zealand Bank Bill	4.250%	3/18/30	6-Month	NZD	3,800,000	(52,285)	408	(52,693)
Pay	6-Month Australian Bank Bill	3.750%	3/19/30	6-Month	AUD	8,500,000	1,214	6,330	(5,116)
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	200,000	(525)	(12,380)	11,855
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month	AUD	10,400,000	104,672	(258,134)	362,806
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(33,783)	—	(33,783)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(19,785)	—	(19,785)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(13,252)	—	(13,252)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(27,457)	—	(27,457)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(197,548)	141,469	(339,017)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(106,182)	176,898	(283,080)
Pay	6-Month EURIBOR	2.500%	3/19/27	12-Month	EUR	2,400,000	7,330	1,302	6,028
Pay	6-Month EURIBOR	2.500%	3/19/30	12-Month	EUR	6,700,000	49,803	52,555	(2,752)
Pay	6-Month EURIBOR	2.500%	3/19/35	12-Month	EUR	1,000,000	(576)	3,062	(3,638)
Pay	6-Month EURIBOR	2.750%	9/18/29	12-Month	EUR	11,500,000	175,315	46,179	129,136
Pay	6-Month EURIBOR	2.750%	9/18/34	12-Month	EUR	7,100,000	166,354	(1,744)	168,098
Pay	6-Month EURIBOR	3.000%	9/18/26	12-Month	EUR	1,700,000	13,116	(28,957)	42,073
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	95,611	47,415	48,196
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	23,426	6,520	16,906
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	52,751	11,996	40,755
Receive	6-Month EURIBOR	2.250%	3/19/55	12-Month	EUR	600,000	11,489	6,165	5,324
Receive	6-Month EURIBOR	2.500%	9/18/54	12-Month	EUR	3,800,000	(147,706)	(220,801)	73,095
Receive	6-Month EURIBOR	2.710%	8/6/34	12-Month	EUR	800,000	(13,963)	—	(13,963)
Receive	6-Month EURIBOR	2.818%	6/26/29	12-Month	EUR	400,000	(5,916)	—	(5,916)
Receive	6-Month EURIBOR	2.833%	8/15/33	12-Month	EUR	800,000	(24,116)	—	(24,116)
Receive	6-Month EURIBOR	2.849%	8/15/33	12-Month	EUR	1,100,000	(34,727)	—	(34,727)
Receive	6-Month EURIBOR	2.857%	8/15/33	12-Month	EUR	2,800,000	(90,195)	—	(90,195)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(79,207)	(33,464)	(45,743)
Receive	6-Month EURIBOR	3.280%	11/22/33	12-Month	EUR	100,000	(8,609)	—	(8,609)
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	38,034	—	38,034
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(79,453)	(90,196)	10,743
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	130,000,000	(42,976)	(4,651)	(38,325)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(162,041)	(164,853)	2,812
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(12,159)	(1,479)	(10,680)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(119,330)	(28,522)	(90,808)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	40,000,000	(66,828)	(61,872)	(4,956)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(52,939)	(4,225)	(48,714)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	120,000,000	(142,694)	(74,226)	(68,468)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	80,000,000	4,973	776	4,197
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	5,889	(2,958)	8,847
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(104,000)	(92,912)	(11,088)

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.200%	9/20/53	12-Month	JPY	10,000,000	$(5,317)	$2,520	$(7,837)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	61,360	(20,457)	81,817
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	700,000	(35,616)	(52,319)	16,703
Pay	Canadian Overnight Repo Rate Average	1.900%	12/18/29	6-Month	CAD	200,000	(8,048)	(13,233)	5,185
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	2,965	(10,586)	13,551
Pay	Canadian Overnight Repo Rate Average	3.500%	6/19/34	6-Month	CAD	100,000	2,735	2,793	(58)
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	16,505	(3,864)	20,369
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	29,216	(371)	29,587
Receive	Canadian Overnight Repo Rate Average	3.250%	3/15/28	6-Month	CAD	990,000	(968)	13,208	(14,176)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(29,994)	144,403	(174,397)
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(21,345)	(2,465)	(18,880)
Pay	China 7-Day Reverse Repo Index	2.000%	9/18/29	3-Month	CNY	21,860,000	28,531	11,534	16,997
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	CNY	158,930,000	474,272	179,961	294,311
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/18/29	6-Month	INR	26,740,000	(5,817)	(2,055)	(3,762)
Receive	KSDA South Korea Daily Closing	3.048%	7/16/29	3-Month	KRW	1,292,900,000	(6,051)	—	(6,051)
Receive	KSDA South Korea Daily Closing	3.250%	9/18/29	3-Month	KRW	2,139,200,000	(27,057)	(7,257)	(19,800)
Receive	KSDA South Korea Daily Closing	3.250%	9/18/34	3-Month	KRW	310,430,000	(6,645)	1,721	(8,366)
Receive	Singapore Overnight Rate Average	2.500%	9/18/29	6-Month	SGD	210,000	(1,317)	271	(1,588)
Receive	Singapore Overnight Rate Average	2.750%	9/18/29	6-Month	SGD	12,610,000	(192,187)	23,745	(215,932)
Pay	SOFR	3.000%	6/21/30	12-Month	USD	600,000	(15,955)	(25,103)	9,148
Pay	SOFR	3.225%	9/30/29	12-Month	USD	900,000	(25,772)	3,140	(28,912)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	580,000	(8,482)	—	(8,482)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	(6,024)	—	(6,024)
Pay	SOFR	3.500%	6/22/30	12-Month	USD	190,000	134	—	134
Pay	SOFR	3.500%	12/20/33	12-Month	USD	14,220,000	(130,866)	(715,336)	584,470
Pay	SOFR	3.725%	2/7/34	12-Month	USD	200,000	2,496	—	2,496
Pay	SOFR	3.750%	12/18/26	12-Month	USD	14,200,000	83,736	58,201	25,535
Pay	SOFR	3.750%	6/20/29	12-Month	USD	700,000	7,613	5,270	2,343
Pay	SOFR	3.750%	12/18/29	12-Month	USD	7,450,000	148,240	156,711	(8,471)
Pay	SOFR	3.750%	12/18/34	12-Month	USD	4,600,000	130,922	123,566	7,356
Pay	SOFR	3.783%	2/7/34	12-Month	USD	100,000	1,747	—	1,747
Pay	SOFR	3.860%	2/21/34	12-Month	USD	300,000	7,413	—	7,413
Pay	SOFR	3.940%	2/22/29	12-Month	USD	900,000	11,849	—	11,849
Pay	SOFR	3.951%	3/31/30	12-Month	USD	3,500,000	73,067	—	73,067
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	14,358	—	14,358
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	89,532	3,719	85,813
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	219,689	(3,697)	223,386
Receive	SOFR	3.250%	12/20/53	12-Month	USD	2,400,000	108,013	297,742	(189,729)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	52,598	50,178	2,420
Receive	SOFR	3.500%	6/20/54	12-Month	USD	300,000	(4,079)	14,915	(18,994)
Receive	SOFR	3.500%	12/18/54	12-Month	USD	200,000	(4,787)	(7,492)	2,705

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.595%	8/19/34	12-Month	USD	500,000	$(5,320)	$—	$(5,320)
Receive	SOFR	3.611%	8/28/34	12-Month	USD	600,000	(7,463)	—	(7,463)
Receive	SOFR	3.613%	8/22/34	12-Month	USD	800,000	(9,851)	—	(9,851)
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	(9,994)	—	(9,994)
Receive	SOFR	3.715%	8/7/34	12-Month	USD	700,000	(14,135)	—	(14,135)
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	42,881	24,288	18,593
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	(6,623)	(2,001)	(4,622)
Receive	SOFR	3.750%	6/20/34	12-Month	USD	15,270,000	(318,320)	(96,780)	(221,540)
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	(1,813)	(10,341)	8,528
Receive	SOFR	4.000%	3/20/54	12-Month	USD	800,000	(81,794)	(92,817)	11,023
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	145,539	143,567	1,972
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(83,027)	(11,885)	(71,142)
Pay	Sterling Overnight Index Average	3.750%	9/18/34	12-Month	GBP	8,450,000	76,112	26,482	49,630
Pay	Sterling Overnight Index Average	4.000%	9/18/29	12-Month	GBP	9,900,000	167,164	132,779	34,385
Receive	Sterling Overnight Index Average	3.000%	6/17/35	12-Month	GBP	1,100,000	69,713	18,443	51,270
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	(3,346)	—	(3,346)
Receive	Thai Overnight Repurchase Rate	2.250%	9/18/29	3-Month	THB	210,060,000	(48,687)	(26,500)	(22,187)
Receive	Thai Overnight Repurchase Rate	2.400%	4/17/29	3-Month	THB	42,100,000	(18,121)	—	(18,121)
Receive	Thai Overnight Repurchase Rate	2.500%	9/18/29	3-Month	THB	178,340,000	(103,511)	(10,089)	(93,422)
Receive	Thai Overnight Repurchase Rate	2.750%	9/18/34	3-Month	THB	18,990,000	(18,382)	(306)	(18,076)

							$19,567	$(271,693)	$291,260

At August 31, 2024, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 8/31/24 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	6/20/29	3-Month	BNP	0.315%	USD	350,000	$(11,258)	$(10,216)	$(1,042)
South Korea Government Bonds, AA	(1.000)%	6/20/29	3-Month	GSC	0.315%	USD	500,000	(16,083)	(14,595)	(1,488)

								$(27,341)	$(24,811)	$(2,530)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swap on Sovereign Issue — Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 8/31/24 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.137%	USD	300,000	$2,656	$(7,348)	$10,004

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/24 (2)	Notional Amount (3)	Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 41 10-Year Index, NR,	(1.000)%	12/20/33	3-Month	0.874%	USD 1,400,000	$(16,472)	$10,551	$(27,023)
Markit CDX North America Investment Grade Series 42 10-Year Index, NR	(1.000)%	6/20/34	3-Month	0.913%	USD 5,500,000	(50,105)	(34,228)	(15,877)
Markit iTraxx Europe Series 41 10-Year Index, NR	(1.000)%	6/20/34	3-Month	0.938%	EUR 3,700,000	(29,132)	(19,071)	(10,061)

						$(95,709)	$(42,748)	$(52,961)

Centrally Cleared — Credit Default Swaps on Corporate Issue and Index — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/24 (2)	Notional Amount (3)	Value	Upfront Payment Paid	Unrealized Appreciation
Ford Motor Credit Co. LLC, BBB-	5.000%	6/20/25	3-Month	0.493%	USD 200,000	$9,529	$7,947	$1,582
Markit CDX North America Investment Grade Series 42 5-Year Index, NR	1.000%	6/20/29	3-Month	0.495%	USD 32,900,000	796,191	722,966	73,225

						$805,720	$730,913	$74,807

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

At August 31, 2024, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Value	Upfront Payment Paid	Unrealized Depreciation

Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.470% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/18/26	GSC	JPY 2,662,200,000	USD	17,918,700	$121,725	$1,377,049	$(1,255,324)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Schedules of Investments

(continued)

International Fixed Income Fund

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At August 31, 2024, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,799,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
BRL	— Brazilian Real	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNH	— Chinese Yuan Renminbi Offshore
CNY	— China Yuan Renminbi	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	NWM	— NatWest Markets PLC
HKD	— Hong Kong Dollar	SCB	— Standard Chartered Bank
ILS	— Israeli New Shekel	SOG	— Societe Generale SA
INR	— Indian Rupee	UBS	— UBS Securities LLC
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RON	— Romanian New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

At August 31, 2024, International Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
Bank of America	8/30/24	9/10/24	5.555%	$572,413

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 95.8%

Alabama — 2.6%
$220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	$241,521
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,078,854
965,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series A, 5.250% due 1/1/54(b)	1,028,366

		Total Alabama	2,348,741

Alaska — 0.4%
200,000	AA	Borough of North Slope, GO, Series B, 5.000% due 6/30/26	208,345
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	96,437
45,000	BBB-	Series B1, 4.000% due 6/1/50	45,502

		Total Alaska	350,284

Arizona — 2.6%
475,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas — Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(c)	438,968
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,114,274
500,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	562,287
200,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	198,531

		Total Arizona	2,314,060

California — 13.7%
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	858,345
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System, Series A, 5.250% due 12/1/40	1,129,765
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	672,124
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	242,218
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	1,004,682
1,000,000	A+	Series D, 5.000% due 11/1/46	1,093,559
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(c)	853,644
100,000	NR	CSCDA Community Improvement Authority, Revenue Bonds, Series B, 4.000% due 12/1/59(c)	67,072
500,000	Aa3(a)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	497,909
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,574,822
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,093,779
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	598,221
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	513,135
500,000	AA	San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Green Bond, Series A, 5.000% due 10/1/44	551,382
475,000	Aa2(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	481,817
1,000,000	AA-	State of California, GO, 5.000% due 4/1/31	1,139,672

		Total California	12,372,146

Colorado — 2.2%
		Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated:
500,000	AA	Series A, 3.000% due 11/15/51	387,755
485,000	AA	Series A, 5.000% due 11/15/59(b)	532,436
1,000,000	AA	Town of Johnstown, Water Revenue, Revenue Bonds, 5.000% due 12/1/48	1,095,206

		Total Colorado	2,015,397

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Connecticut — 0.6%
$500,000	AA-	State of Connecticut, GO, Series E, 5.000% due 11/15/28	$549,566

District of Columbia — 2.4%
2,075,000	WD(d)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	436,142
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT
700,000	AA-	Series A, 4.000% due 10/1/36(e)	697,287
1,000,000	AA-	Series A, 5.000% due 10/1/27(e)	1,051,775

		Total District of Columbia	2,185,204

Florida — 6.4%
480,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	480,036
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,062,331
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	655,370
225,000	Baa3(a)	Capital Projects Finance Authority, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	231,026
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(c)	100,021
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	205,581
1,400,000	A+	City of Cape Coral, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,456,907
65,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	64,634
190,000	NR	Florida Development Finance Corp., Revenue Bonds, Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(c)(e)	193,731
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	274,681
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,064,108

		Total Florida	5,788,426

Georgia — 4.1%
250,000	AA-	City of Atlanta, Water & Wastewater Revenue, Revenue Bonds, 5.000% due 11/1/40	252,002
450,000	AA+	Henry County School District, GO, 5.000% due 8/1/25	459,472
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,521,500
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	462,613

		Total Georgia	3,695,587

Illinois — 1.6%
1,000,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series D, 5.000% due 1/1/46	1,002,142
		State of Illinois, GO:
260,000	A-	Series C, 5.000% due 12/1/45	279,603
150,000	A-	Series C, 5.000% due 12/1/46	160,836

		Total Illinois	1,442,581

Indiana — 0.6%
500,000	AA+	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series D, 6.000% due 2/1/48	582,651

Kansas — 0.3%
250,000	Aaa(a)	Kansas Development Finance Authority, Revenue Bonds, Series R, 5.000% due 5/1/41	279,551

Kentucky — 0.3%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(c)(e)	228,340

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Louisiana — 0.6%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
$250,000	A	Series B, 5.000% due 1/1/38(e)	$254,760
250,000	A	Series B, 5.000% due 1/1/37(e)	255,043

		Total Louisiana	509,803

Maryland — 1.6%
		City of Baltimore, Tax Allocation, Harbor Point Project:
125,000	NR	Series A, 2.800% due 6/1/25(c)	124,144
135,000	NR	Series A, 2.850% due 6/1/26(c)	132,920
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	570,767
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(e)	656,065

		Total Maryland	1,483,896

Massachusetts — 3.1%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,167,537
550,000	AA+	Commonwealth of Massachusetts, GO, Series C, 5.000% due 10/1/48	604,021
1,000,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,035,467

		Total Massachusetts	2,807,025

Michigan — 3.7%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	981,991
535,000	AA	City of Lansing, GO, Series B, AGM-Insured, 5.000% due 6/1/25	543,567
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,105,575
190,000	A1(a)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	172,646
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	540,886

		Total Michigan	3,344,665

Nebraska — 1.8%
500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	525,466
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,107,810

		Total Nebraska	1,633,276

New Jersey — 2.5%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	107,596
		New Jersey Economic Development Authority, Revenue Bonds:
110,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	111,302
1,000,000	A-	Series GGG, 5.250% due 9/1/25(c)	1,024,942
1,000,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 6/15/40	1,003,761

		Total New Jersey	2,247,601

New Mexico — 1.1%
1,000,000	Aa1(a)	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Series A, 5.000% due 11/1/39(b)	1,008,786

New York — 10.2%
		City of New York, GO:
490,000	AA	Remarketing, Series J11, 5.000% due 8/1/26	513,124
1,000,000	AA	Series B, 5.250% due 10/1/47	1,099,432
		New York City Municipal Water Finance Authority, Revenue Bonds:
500,000	AA+	Series CC1, 4.000% due 6/15/51	490,204
500,000	AA+	Series DD1, 5.000% due 6/15/49	522,023
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	Aa1(a)	Series A, 5.250% due 3/15/37	1,081,347

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

New York — 10.2% — (continued)
$500,000	AA+	Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	$522,550
		New York State Thruway Authority, Revenue Bonds:
180,000	AA+	Series A, 4.125% due 3/15/52	177,678
1,000,000	A+	Series P, 5.000% due 1/1/40	1,143,961
225,000	Baa3(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(e)	225,041
		Port Authority of New York & New Jersey, Revenue Bonds:
1,000,000	AA-	Series 230, 3.000% due 12/1/31	1,009,162
500,000	AA-	Series 241, 5.000% due 7/15/41	565,208
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,132,097
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	719,422

		Total New York	9,201,249

North Carolina — 1.9%
500,000	AA	City of Fayetteville, Public Works Commission Revenue, Revenue Bonds, 5.000% due 3/1/26	518,142
175,000	BBB(d)	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement, Series B1, 4.250% due 10/1/28	176,650
1,000,000	AA	North Carolina Turnpike Authority, Revenue Bonds, Triangle Expressway System, Series A, AGM-Insured, 5.000% due 1/1/58	1,064,889

		Total North Carolina	1,759,681

North Dakota — 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	449,936

Ohio — 3.9%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	64,353
100,000	NR	Series B2, 5.000% due 6/1/55	92,061
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,054,927
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	588,112
500,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 6.000% due 3/1/55	554,602
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,140,488

		Total Ohio	3,494,543

Oklahoma — 0.2%
200,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/27	211,467

Oregon — 1.2%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(e)	1,086,206

Pennsylvania — 0.9%
830,000	A+	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/46	797,428

Puerto Rico — 1.1%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	659,020
225,000	NR	Series A1, zero coupon due 7/1/46	75,868
216,000	NR	Series A2, 4.784% due 7/1/58	213,734

		Total Puerto Rico	948,622

Tennessee — 3.2%
470,000	Aa2(a)	City of Johnson, GO, Series B, 5.000% due 6/1/25	478,051
1,000,000	AA+	County of Knox, GO, 5.000% due 6/1/25	1,017,054
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	266,152
500,000	BBB+	Tennessee Energy Acquisition Corp., Revenue Bonds, Series C, 5.000% due 2/1/25	501,798

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Tennessee — 3.2% — (continued)
		Tennessee Housing Development Agency, Revenue Bonds:
$100,000	AA+	Series 2A, 6.000% due 1/1/55	$111,970
470,000	Aa2(a)	Series A, 3.850% due 1/1/35	470,157

		Total Tennessee	2,845,182

Texas — 7.9%
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	353,739
630,000	AA-	City of Dallas, GO, 5.000% due 2/15/28	679,833
100,000	BB-	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(e)	100,649
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	562,834
1,000,000	AA-	City of San Antonio, Electric & Gas Systems Revenue, Revenue Bonds, Series A, 5.000% due 2/1/35	1,155,812
100,000	Aaa(a)	Crowley Independent School District, GO, PSF-GTD Program, 5.000% due 2/1/48	108,092
500,000	AAA	Dalhart Independent School District, GO, PSF-GTD-Program, 5.000% due 2/15/42	546,759
1,000,000	AAA	Fort Bend Independent School District, GO, Series A, PSF-GTD-Program, 5.000% due 8/15/44	1,111,443
995,000	AAA	Laredo Independent School District, GO, PSF-GTD-Program, 4.000% due 8/1/25	1,008,129
315,000	Aaa(a)	New Caney Independent School District, GO, PSF-GTD-Program, 5.000% due 2/15/41	353,500
390,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	369,058
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Program, 0.700% due 6/1/50(b)	781,372

		Total Texas	7,131,220

Utah — 1.1%
500,000	Aaa(a)	Canyons School District, GO, School Bond Guaranty Program, 2.500% due 6/15/30	478,107
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	526,392

		Total Utah	1,004,499

Virginia — 2.1%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	572,154
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,153,028
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	83,769
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(e)	92,071

		Total Virginia	1,901,022

Washington — 5.8%
1,000,000	AA+	County of King, Sewer Revenue, Revenue Bonds, Series A, 4.000% due 7/1/39	1,001,733
1,000,000	AA+	King County School District No. 401 Highline, GO, School Bond Guaranty Program, 5.000% due 12/1/35	1,078,307
1,000,000	Aaa(a)	Snohomish County School District No 15 Edmonds, GO, School Bond Guaranty Program, 5.000% due 12/1/42	1,130,667
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,612,640
		Washington State Housing Finance Commission, Revenue Bonds:
100,000	BB(d)	Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	99,891
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	280,649

		Total Washington	5,203,887

West Virginia — 0.5%
435,000	AA-	State of West Virginia, GO, Series A, 5.000% due 6/1/26	453,616

Wisconsin — 3.1%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	1,266,781
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	524,349

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Wisconsin — 3.1% — (continued)
$1,000,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.250% due 9/1/26	$1,002,290

		Total Wisconsin	2,793,420

		TOTAL MUNICIPAL BONDS (Cost — $85,165,056)	86,469,564

SHORT-TERM INVESTMENTS — 3.7%

MUNICIPAL BOND — 0.4%

Wisconsin — 0.4%
400,000	BBB	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Series A, 5.000% due 2/15/25(f) (Cost — $401,726)	401,726

TIME DEPOSITS — 3.3%
1,528,982		Citibank — New York, 4.680% due 9/3/24	1,528,982
1,453,399		Skandinaviska Enskilda Banken AB — Stockholm, 4.680% due 9/3/24	1,453,399

		TOTAL TIME DEPOSITS (Cost — $2,982,381)	2,982,381

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,384,107)	3,384,107

		TOTAL INVESTMENTS — 99.5% (Cost — $88,549,163)	89,853,671

		Other Assets in Excess of Liabilities — 0.5%	477,818

		TOTAL NET ASSETS — 100.0%	$90,331,489

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $5,137,555 and represents 5.7% of net assets.

(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(f)	Rate shown represents yield-to-maturity.

At August 31, 2024, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$88,549,163	$1,953,727	$(649,219)	$1,304,508

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
GO	— General Obligation
PSF-GTD	— Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments

(continued)

Municipal Bond Fund

Summary of Investments by Industry^

General Obligation	33.6%
School District	11.9
Water and Sewer	9.3
Health Care Providers & Services	7.9
Airport	6.0
Transportation	4.8
Single Family Housing	4.7
Utilities	4.3
Education	4.2
Tobacco Settlement	2.7
Development	2.4
Power	2.4
Higher Education	1.1
Bond Bank	0.6
Nursing Homes	0.3
Housing	0.3
Multifamily Housing	0.2
Short-Term Investments	3.3

Total Investments	100.0%

^	As a percentage of total investments.

See pages 277-278 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 111.6%
	U.S. Treasury Inflation Indexed Bonds:
$2,016,755	2.375% due 1/15/25	$1,997,454
2,410,802	2.000% due 1/15/26	2,392,799
2,095,039	1.750% due 1/15/28	2,093,446
2,896,223	3.625% due 4/15/28	3,079,858
1,597,945	2.500% due 1/15/29	1,652,466
2,383,167	3.875% due 4/15/29	2,611,146
42,480	3.375% due 4/15/32(a)	47,492
843,076	2.125% due 2/15/40	864,923
932,523	2.125% due 2/15/41	958,344
2,363,680	0.750% due 2/15/42	1,927,626
2,172,751	0.625% due 2/15/43	1,703,750
5,216,954	1.375% due 2/15/44	4,664,372
2,961,880	0.750% due 2/15/45	2,320,113
2,771,215	1.000% due 2/15/46	2,263,220
1,809,099	0.875% due 2/15/47	1,423,637
2,191,349	1.000% due 2/15/48	1,759,982
1,498,236	1.000% due 2/15/49	1,196,382
1,173,139	0.250% due 2/15/50(a)	758,935
1,448,076	0.125% due 2/15/51	889,392
1,015,740	0.125% due 2/15/52(a)	614,772
1,796,764	1.500% due 2/15/53	1,588,360
1,126,059	2.125% due 2/15/54	1,147,398
	U.S. Treasury Inflation Indexed Notes:
122,454	0.125% due 10/15/24(a)	121,845
1,724,385	0.250% due 1/15/25	1,694,967
4,135,454	0.125% due 4/15/25	4,040,631
2,782,143	0.375% due 7/15/25	2,726,323
4,722,237	0.125% due 10/15/25	4,601,889
4,442,659	0.625% due 1/15/26	4,330,316
2,755,400	0.125% due 4/15/26	2,657,082
4,764,358	0.125% due 7/15/26	4,607,255
4,254,038	0.125% due 10/15/26	4,100,225
5,111,397	0.375% due 1/15/27(b)	4,922,359
2,781,825	0.125% due 4/15/27	2,654,531
3,865,894	0.375% due 7/15/27	3,722,830
6,363,480	1.625% due 10/15/27(b)	6,351,294
8,378,333	0.500% due 1/15/28(b)	8,032,781
1,047,430	1.250% due 4/15/28	1,027,622
4,518,312	0.750% due 7/15/28	4,371,297
5,744,088	2.375% due 10/15/28(b).	5,912,845
3,098,183	0.875% due 1/15/29	2,993,802
1,117,314	2.125% due 4/15/29(b)	1,138,412
4,626,780	0.250% due 7/15/29	4,343,338
5,177,549	0.125% due 1/15/30	4,777,755
3,884,423	0.125% due 7/15/30	3,570,249
5,322,429	0.125% due 1/15/31	4,834,280
7,279,362	0.125% due 7/15/31(b)	6,573,553
4,306,844	0.125% due 1/15/32(b)	3,839,230
9,191,220	0.625% due 7/15/32(b)	8,486,291
10,652,672	1.125% due 1/15/33(b)	10,139,052
6,930,882	1.375% due 7/15/33(b)	6,736,199
2,248,554	1.750% due 1/15/34	2,243,148
801,000	1.875% due 7/15/34(b)	809,834

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $171,638,738)	164,317,102

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

MORTGAGE-BACKED SECURITIES — 13.8%

FHLMC — 0.5%
			Federal Home Loan Mortgage Corp. (FHLMC):
$90,575			3.000% due 7/1/52	$80,464
422,677			6.500% due 10/1/53	435,650
299,618			5.000% due 7/1/54	297,520

			Total FHLMC	813,634

FNMA — 10.6%
			Federal National Mortgage Association (FNMA):
34,889			4.000% due 3/1/50	33,469
177,960			3.000% due 5/1/52	158,285
88,085			4.500% due 10/1/52	85,848
2,300,000			4.000% due 9/1/54(c)	2,183,579
2,000,000			6.500% due 9/1/54(c)	2,058,534
4,600,000			4.500% due 10/1/54(c)	4,480,872
1,400,000			5.000% due 10/1/54(c)	1,390,270
1,900,000			5.500% due 10/1/54(c)	1,913,572
3,200,000			6.000% due 10/1/54(c)	3,258,676

			Total FNMA	15,563,105

GNMA — 2.7%
			Government National Mortgage Association II (GNMA):
300,000			3.500% due 11/20/2052	279,418
4,000,000			3.500% due 09/20/2054(c)	3,725,704

			Total GNMA	4,005,122

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $20,350,986)	20,381,861

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
400,000		NR	AIMCO CLO, Series 2015-AA, Class AR3, 6.408% (3-Month Term SOFR + 1.250%) due 10/17/34(d)(e)	400,300
			Alternative Loan Trust:
166,880		Caa2(f)	Series 2006-HY11, Class A1, 5.632% (1-Month Term SOFR + 0.354%) due 6/25/36(d)	148,772
27,318		WR(f)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	23,210
370,065		Caa3(f)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	310,327
228,225		Aaa(f)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.613% (3-Month Term SOFR + 1.312%) due 1/15/32(d)(e)	228,623
13,718		WR(f)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.640% due 5/25/33(d)	12,892
105,055		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 6.367% (1-Month Term SOFR + 1.089%) due 6/25/34(d)	110,542
249,035		AAA	BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 6.318% (3-Month Term SOFR + 1.200%) due 11/15/30(d)(e)	249,243
296,846	EUR	Aaa(f)	Cairn CLO X DAC, Series 2018-10A, Class AR, 4.465% (3-Month EURIBOR + 0.780%) due 10/15/31(d)(e)	327,785
179,451	EUR	Aaa(f)	Carlyle Euro CLO DAC, Series 2018-2A, Class A1A, 4.325% (3-Month EURIBOR + 0.800%) due 8/28/31(d)(e)	198,063
255,498	EUR	Aaa(f)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 4.292% (3-Month EURIBOR + 0.750%) due 11/15/31(d)(e)	281,459
25,060		WR(f)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 5.752% (1-Month Term SOFR + 0.474%) due 3/25/35(d)(e)	24,375
			CHL Mortgage Pass-Through Trust:
433,299		WR(f)	Series 2005-HYB6, Class 2A1, 5.060% due 10/20/35(d)	411,693
40,780		WR(f)	Series 2005-HYB9, Class 2A1, 7.210% (1-Year Term SOFR + 2.465%) due 2/20/36(d)	36,889
79,098		Caa2(f)	Series 2006-6, Class A4, 6.000% due 4/25/36	39,004
117,004		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	52,789

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7% — (continued)
			Citigroup Mortgage Loan Trust:
$2,819		WR(f)	Series 2004-HYB2, Class 2A, 6.236% due 3/25/34(d)	$2,527
104,938		Caa2(f)	Series 2007-AR4, Class 1A1A, 4.714% due 3/25/37(d)	87,714
13,533		CCC(g)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	13,147
114,175		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 5.542% (1-Month Term SOFR + 0.264%) due 9/29/36(d)(e)	111,376
			Credit-Based Asset Servicing & Securitization LLC:
153,000		CCC	Series 2005-CB3, Class M4, 3.539% (1-Month Term SOFR + 1.164%) due 6/25/35(d)	147,849
670,267		D	Series 2007-CB6, Class A3, 5.684% (1-Month Term SOFR + 0.334%) due 7/25/37(d)(e)	440,613
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(f)	Series 2004-7, Class MV5, 3.813% (1-Month Term SOFR + 1.839%) due 11/25/34(d)	128,818
243,114		CC	Series 2007-1, Class 1A, 5.532% (1-Month Term SOFR + 0.254%) due 7/25/37(d)	225,182
52,402		D	Series 2007-6, Class 1A, 5.592% (1-Month Term SOFR + 0.314%) due 9/25/37(d)	47,250
257,807		CCC	Series 2007-8, Class 1A1, 5.582% (1-Month Term SOFR + 0.304%) due 11/25/37(d)	242,068
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 4.565% (3-Month EURIBOR + 0.880%) due 4/15/34(d)(e)	551,505
82,400		Aaa(f)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.543% (3-Month Term SOFR + 1.242%) due 4/15/28(d)(e)	82,458
504,981		B	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.492% (1-Month Term SOFR + 1.214%) due 5/25/37(d)(e)	492,119
600,000		AAA	Elmwood CLO 24 Ltd., Series 2023-3A, Class A1, 6.986% (3-Month Term SOFR + 1.700%) due 12/11/33(d)(e)	602,350
500,000		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	492,470
			Government National Mortgage Association (GNMA):
217,890		NR	Series 2018-H15, Class FG, 6.246% (1-Year Term SOFR + 0.865%) due 8/20/68(d)	214,954
503,303		NR	Series 2023-H11, Class FC, 6.453% (30-Day Average SOFR + 1.100%) due 5/20/73(d)	507,527
2,687,039		NR	Series 2023-H19, Class FA, 6.253% (30-Day Average SOFR + 0.900%) due 8/20/73(d)	2,701,445
18,415		Caa3(f)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	9,932
2,896		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 6.130% (1-Month Term SOFR + 0.794%) due 6/20/35(d)	2,728
39,653		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 6.032% (1-Month Term SOFR + 0.754%) due 7/25/45(d)	31,581
107,516		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.852% (1-Month Term SOFR + 0.574%) due 3/25/36(d)	100,108
57,172		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.834% (1-Month Term SOFR + 1.497%) due 12/15/31(d)(e)	52,579
164,953		Aaa(f)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.574% (3-Month Term SOFR + 1.292%) due 4/20/31(d)(e)	165,092
195,761		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 7.692% (1-Month Term SOFR + 2.414%) due 12/25/37(d)	186,121
148,204		Ca(f)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 5.632% (1-Month Term SOFR + 0.354%) due 8/25/36(d)	59,328
600,000		Aaa(f)	LUX Trust LION, Class A, 8.027% (1-Month Term SOFR + 2.690%) due 8/15/40(d)(e)	602,823
418,309		Aaa(f)	Magnetite XII Ltd., Series 2015-12A, Class AR4, 6.451% (3-Month Term SOFR + 1.150%) due 10/15/31(d)(e)	418,598
879,225	EUR	Aaa(f)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 4.409% (3-Month EURIBOR + 0.690%) due 12/15/31(d)(e)	970,913
3,047		WR(f)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.931% (1-Month Term SOFR + 0.594%) due 6/15/30(d)	2,941
300,000		AAA(g)	Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.873% (3-Month Term SOFR + 1.590%) due 10/24/32(d)(e)	301,151
			New Residential Mortgage Loan Trust:
29,497		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	28,953
147,478		Aaa(f)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	140,843

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7% — (continued)
			Option One Mortgage Loan Trust:
$84,386		CC	Series 2007-1, Class 1A1, 5.532% (1-Month Term SOFR + 0.254%) due 1/25/37(d)	$54,727
79,443		D	Series 2007-2, Class 1A1, 5.532% (1-Month Term SOFR + 0.254%) due 3/25/37(d)	54,869
96,993		Aaa(f)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.527% (3-Month Term SOFR + 1.242%) due 10/17/29(d)(e)	97,036
481,512	EUR	Aaa(f)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 5.042% (3-Month EURIBOR + 1.500%) due 5/15/33(d)(e)	535,031
122,484		A	RASC Trust, Series 2006-KS3, Class M1, 5.887% (1-Month Term SOFR + 0.444%) due 4/25/36(d)	121,039
554,754		Aaa(f)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 6.485% (3-Month Term SOFR + 1.200%) due 10/25/31(d)(e)	555,502
505,550		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	179,754
			Securitized Asset-Backed Receivables LLC Trust:
430,369		Ca(f)	Series 2006-FR3, Class A3, 5.892% (1-Month Term SOFR + 0.614%) due 5/25/36(d)	224,969
90,074		Ca(f)	Series 2006-HE2, Class A2C, 5.692% (1-Month Term SOFR + 0.414%) due 7/25/36(d)	35,963
56,963		WR(f)	Sequoia Mortgage Trust, Series 6, Class A, 6.096% (1-Month Term SOFR + 0.754%) due 4/19/27(d)	55,270
			Soundview Home Loan Trust:
192,074		Caa3(f)	Series 2007-OPT1, Class 1A1, 5.592% (1-Month Term SOFR + 0.314%) due 6/25/37(d)	132,894
45,375		CCC	Series 2007-OPT2, Class 2A3, 5.572% (1-Month Term SOFR + 0.294%) due 7/25/37(d)	40,967
488,349	EUR	Aaa(f)	St Paul’s CLO DAC, Series 4A, Class ARR1, 4.515% (3-Month EURIBOR + 0.830%) due 4/25/30(d)(e)	539,335
600,000		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 6.422% (3-Month Term SOFR + 1.140%) due 1/20/32(d)(e)	600,875
700,000		AAA	Tralee CLO VI Ltd., Series 2019-6A, Class A1RR, 6.505% (3-Month Term SOFR + 1.220%) due 10/25/32(d)(e)	700,184
500,000		AAA	Trinitas CLO VI Ltd, Series 2017-6A, Class ARRR, 6.615% (3-Month Term SOFR + 1.330%) due 1/25/34(d)(e)	498,974
600,000		AAA	Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R, 6.625% (3-Month Term SOFR + 1.340%) due 1/25/34(d)(e)	601,426
348,839		Aaa(f)	VMC Finance LLC, Series 2022-FL5, Class A, 7.253% (30-Day Average SOFR + 1.900%) due 2/18/39(d)(e)	348,696
			Voya CLO Ltd.:
125,532		Aaa(f)	Series 2017-1A, Class A1R, 6.497% (3-Month Term SOFR + 1.212%) due 4/17/30(d)(e)	125,664
86,409		AAA	Series 2017-2A, Class A1R, 6.543% (3-Month Term SOFR + 1.242%) due 6/7/30(d)(e)	86,499
			WaMu Mortgage Pass-Through Certificates Trust:
4,737		Baa1(f)	Series 2002-AR2, Class A, 4.490% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	4,510
2,009		WR(f)	Series 2002-AR17, Class 1A, 6.362% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	1,902

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $19,344,965)	18,617,115

SOVEREIGN BONDS — 4.7%

Canada — 0.3%
			Canadian Government Real Return Bonds:
551,319	CAD	AAA	4.250% due 12/1/26	433,777
62,093	CAD	AAA	0.500% due 12/1/50	35,571

			Total Canada	469,348

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

France — 0.8%
			French Republic Government Bonds OAT:
719,508	EUR	AA-u(g)	0.100% due 3/1/26(e)	$781,570
240,208	EUR	AA-u(g)	0.100% due 7/25/31(e)	253,290
117,925	EUR	AA-u(g)	0.100% due 7/25/38(e)	113,604

			Total France	1,148,464

Italy — 2.6%
			Italy Buoni Poliennali Del Tesoro:
3,103,100	EUR	NR	1.400% due 5/26/25(e)	3,412,484
365,331	EUR	Baa3u(f)	0.400% due 5/15/30(e)	378,777

			Total Italy	3,791,261

Japan — 1.0%
			Japanese Government CPI Linked Bonds:
64,556,620	JPY	A1(f)	0.100% due 3/10/28	463,148
145,607,080	JPY	A1(f)	0.100% due 3/10/29	1,051,832

			Total Japan	1,514,980

			TOTAL SOVEREIGN BONDS (Cost — $7,713,731)	6,924,053

CORPORATE BONDS & NOTES — 0.1%

Banks — 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	130,639
35,133	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	4,121

			Total Banks	134,760

Diversified Financial Services — 0.0%@
98,886	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	11,567
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,445
			Realkredit Danmark AS, Covered Notes:
18,330	DKK	AAA	1.000% due 10/1/53	2,129
175,528	DKK	AAA	1.500% due 10/1/53	21,293

			Total Diversified Financial Services	45,434

			TOTAL CORPORATE BONDS & NOTES (Cost — $235,381)	180,194

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $219,283,801)	210,420,325

SHORT-TERM INVESTMENTS — 0.5%

TIME DEPOSITS — 0.5%
			BBH — New York:
6,052	DKK		2.250% due 9/2/24	897
1,294	CAD		3.330% due 9/3/24	960
61,028	NZD		BNP Paribas — Paris, 3.410% due 9/2/24	38,151
56,876	AUD		DNB — Oslo, 2.920% due 9/2/24	38,490
462	SGD		HSBC Bank — Singapore, 2.260% due 9/2/24	354
813,688	JPY		ING Bank — Amsterdam, 0.010% due 9/2/24	5,567
			Skandinaviska Enskilda Banken AB — Stockholm:
16,371	SEK		2.250% due 9/2/24	1,595
478	NOK		3.260% due 9/2/24	45
666	GBP		3.910% due 9/2/24	875
$525,914			4.680% due 9/3/24	525,914

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value

TIME DEPOSITS — 0.5% — (continued)
5,501	ZAR	Standard Chartered Bank — Johannesburg, 6.220% due 9/2/24	$309
142,848	EUR	Sumitomo Mitsui Banking Corp. — Tokyo, 2.570% due 9/2/24	157,912

		TOTAL SHORT-TERM INVESTMENTS (Cost — $771,069)	771,069

		TOTAL INVESTMENTS — 143.4% (Cost — $220,054,870)	211,191,394

		Liabilities in Excess of Other Assets — (43.4)%	(63,887,299)

		TOTAL NET ASSETS — 100.0%	$147,304,095

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open OTC swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $16,300,168 and represents 11.1% of net assets.

(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.

At August 31, 2024, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$223,044,133	$5,796,225	$(17,447,367)	$(11,651,142)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	77.8%
Mortgage-Backed Securities	9.6
Collateralized Mortgage Obligations	8.8
Sovereign Bonds	3.3
Corporate Bonds & Notes	0.1
Short-Term Investments	0.4

Total Investments	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2024, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,900,000	206,795EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	10/6/25	3.150%	$116,616
5,900,000	206,795EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	10/6/25	3.150%	11,578

		Total Interest Rate Swaptions				$128,194

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
29	3,092,415EUR	Euro-Schatz Futures, Call	WFSL	9/20/24	EUR 107.00	$1,603

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $140,871)				$129,797

†	Amount denominated in U.S. dollars, unless otherwise noted.

At August 31, 2024, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†	Security	Value
	Bank of America:
$3,207,500	5.450% due 9/3/24	$3,207,500
5,512,000	5.500% due 9/3/24	5,512,000
6,784,375	5.510% due 9/4/24	6,784,375
	Barclays Capital Inc.:
1,810,500	5.550% due 9/5/24	1,810,500
	Nomura Securities International, Inc.:
29,699,683	5.490% due 9/3/24	29,699,683
31,260,205	5.470% due 9/10/24	31,260,205

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $78,274,263)	$78,274,263

For the year ended August 31, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $37,662,698 and 5.439%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

At August 31, 2024, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond Futures	22	9/24	$1,695,073	$1,735,639	$40,566
Euro-Bobl Futures	13	9/24	1,695,241	1,691,018	(4,223)
Euro-BTP Futures	14	9/24	1,802,503	1,839,668	37,165
Euro-Bund Futures	19	9/24	2,772,668	2,812,586	39,918
U.S. Treasury Long Bond Futures	4	12/24	498,875	492,500	(6,375)
U.S. Ultra Long Bond Futures	58	12/24	6,864,906	6,811,375	(53,531)

					53,520

Contracts to Sell:
Euro-Buxl 30-Year Bond Futures	11	12/24	1,641,240	1,637,216	4,024
Euro-OAT Futures	32	12/24	4,461,066	4,461,420	(354)
Euro-Schatz Note Futures	80	12/24	9,435,662	9,431,699	3,963
Short Euro-BTP Futures	15	9/24	1,740,863	1,759,987	(19,124)
U.S. Treasury 2-Year Note Futures	101	12/24	20,957,942	20,962,235	(4,293)
U.S. Treasury 5-Year Note Futures	16	12/24	1,751,250	1,750,375	875
U.S. Treasury 10-Year Note Futures	122	12/24	13,884,172	13,854,625	29,547
U.S. Treasury Ultra Long Bond Futures	39	12/24	5,189,364	5,145,563	43,801

					58,439

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$111,959

At August 31, 2024, Inflation-Linked Fixed Income Fund had deposited cash of $734,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At August 31, 2024, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Danish Krone	199,162	USD	29,723	JPM	$29,516	9/3/24	$(207)
Japanese Yen	87,388,035	USD	603,717	HSBC	597,873	9/3/24	(5,844)

							(6,051)

Contracts to Sell:
Australian Dollar	92,000	USD	62,587	BCLY	62,305	10/2/24	282
Australian Dollar	57,000	USD	37,487	DUB	38,575	9/3/24	(1,088)
Australian Dollar	35,000	USD	22,762	HSBC	23,686	9/3/24	(924)
British Pound	84,000	USD	110,817	BCLY	110,351	10/2/24	466
British Pound	84,000	USD	108,047	BNP	110,322	9/3/24	(2,275)
Canadian Dollar	597,408	USD	431,937	HSBC	443,264	9/3/24	(11,327)
Canadian Dollar	597,133	USD	443,346	SCB	443,455	10/2/24	(109)
Danish Krone	239,123	USD	34,764	DUB	35,438	9/3/24	(674)

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Danish Krone	73,663	USD	10,687	DUB	$10,917	9/3/24	$(230)
Danish Krone	151,415	USD	22,022	HSBC	22,440	9/3/24	(418)
Danish Krone	198,832	USD	29,723	JPM	29,514	10/2/24	209
Danish Krone	264,611	USD	39,387	SCB	39,279	10/2/24	108
Euro	7,769,000	USD	8,435,006	SCB	8,588,241	9/3/24	(153,235)
Euro	7,769,000	USD	8,632,805	SCB	8,599,259	10/2/24	33,546
Japanese Yen	86,155,597	USD	560,600	BCLY	589,440	9/3/24	(28,840)
Japanese Yen	125,637,627	USD	816,483	BNP	859,560	9/3/24	(43,077)
Japanese Yen	123,394,256	USD	856,973	BNP	847,659	10/2/24	9,314
Japanese Yen	87,020,613	USD	603,717	HSBC	597,790	10/2/24	5,927

							(192,345)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(198,396)

At August 31, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	$696,081	$—	$696,081
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(20,276)	—	(20,276)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(19,793)	—	(19,793)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(13,257)	—	(13,257)
Receive	6-Month EURIBOR	2.250%	3/19/55	12-Month	EUR	400,000	4,592	4,110	482
Pay	6-Month EURIBOR	2.500%	3/19/35	12-Month	EUR	1,200,000	3,396	3,674	(278)
Receive	6-Month EURIBOR	2.500%	9/18/54	12-Month	EUR	2,400,000	(93,288)	(132,566)	39,278
Pay	6-Month EURIBOR	2.750%	9/18/34	12-Month	EUR	10,160,000	238,051	91,224	146,827
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	286	(1,139)	1,425
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	6,717	1,442	5,275
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	(2,904)	(1,033)	(1,871)
Receive	Euro Short-Term Rate Market Index	3.475%	2/26/25	PAM	EUR	23,800,000	23,026	4,691	18,335
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	212,239	—	212,239
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(204,025)	—	(204,025)
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	160,076	27,102	132,974
Pay	SOFR	3.085%	2/13/34	12-Month	USD	1,500,000	(63,349)	(13,946)	(49,403)
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	(11,331)	18,675	(30,006)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	40,654	(28,248)	68,902

							$956,895	$(26,014)	$982,909

At August 31, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(1,881)	$(516)	$(1,365)
Pay	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(1,447)	(654)	(793)
Pay	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(736)	—	(736)
Receive	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	3,047	100	2,947

See Notes to Financial Statements.

Schedules of Investments

(continued)

Inflation-Linked Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	840,000	$(166,857)	$(9,502)	$(157,355)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(126,274)	93,051	(219,325)
Receive	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	60,000	268	(163)	431
Receive	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	(13,853)	(4,228)	(9,625)
Pay	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(692)	—	(692)
Pay	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	3,782	(2,478)	6,260
Pay	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	8,711	—	8,711
Pay	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	27,736	1,337	26,399
Pay	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	15,373	1,308	14,065
Pay	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	16,251	(974)	17,225
Pay	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	1,471	3,390	(1,919)
Pay	1-Year USD Inflation Linked	2.510%	9/8/24	USD	300,000	(1,313)	—	(1,313)
Pay	1-Year USD Inflation Linked	2.560%	9/12/24	USD	400,000	(1,522)	—	(1,522)
Pay	1-Year USD Inflation Linked	2.565%	9/12/24	USD	400,000	(1,502)	—	(1,502)
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	40,953	81	40,872
Receive	5-Year USD Inflation Linked	2.767%	5/13/26	USD	500,000	39,083	—	39,083
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	22,705	—	22,705
Receive	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	91,765	5,868	85,897
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	102,297	1,693	100,604
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	6,313	—	6,313
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	5,526	—	5,526
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(163,128)	(50,027)	(113,101)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(187,986)	(8,764)	(179,222)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(217,294)	9,233	(226,527)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	248,601	1,035	247,566
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(90,499)	59,292	(149,791)
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(32,334)	24,122	(56,456)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(48,061)	36,670	(84,731)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(48,752)	37,569	(86,321)

						$(470,249)	$197,443	$(667,692)

At August 31, 2024, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $535,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
NOK	— Norwegian Krone	WFSL	— Wells Fargo Securities, LLC.
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 277-278 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 47.1%

Aerospace/Defense — 1.0%
		Boeing Co. (The), Senior Unsecured Notes:
$2,900,000	BBB-	4.875% due 5/1/25	$2,888,362
400,000	BBB-	2.600% due 10/30/25	389,134

		Total Aerospace/Defense	3,277,496

Agriculture — 1.4%
1,200,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.500% due 7/26/26(a)	1,170,091
3,172,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	3,156,159

		Total Agriculture	4,326,250

Airlines — 0.6%
2,000,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 2.900% due 10/28/24	1,990,830

Auto Manufacturers — 6.8%
		American Honda Finance Corp., Senior Unsecured Notes:
3,000,000	A-	5.916% (SOFR + 0.550%) due 2/12/25(b)	3,003,117
1,000,000	A-	6.150% (SOFR + 0.780%) due 4/23/25(b)	1,002,823
1,200,000	A	BMW US Capital LLC, Company Guaranteed Notes, 6.166% (SOFR + 0.800%) due 8/13/26(a)(b)	1,206,826
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
2,000,000	BBB-	2.300% due 2/10/25	1,971,780
1,000,000	BBB-	4.687% due 6/9/25	995,256
300,000	BBB-	5.125% due 6/16/25	299,268
400,000	BBB-	4.134% due 8/4/25	395,727
600,000	BBB-	4.389% due 1/ 8/26	593,020
400,000	BBB	General Motors Co., Senior Unsecured Notes, 4.000% due 4/1/25	396,898
		General Motors Financial Co., Inc.:
1,000,000	BBB	Company Guaranteed Notes, 4.350% due 4/9/25	994,868
		Senior Unsecured Notes:
1,600,000	BBB	2.900% due 2/26/25	1,581,239
300,000	BBB	3.800% due 4/7/25	297,366
200,000	BBB	6.670% (SOFR + 1.300%) due 4/7/25(b)	200,898
500,000	BBB	6.716% (SOFR + 1.350%) due 5/8/27(b)	503,920
		Hyundai Capital America, Senior Unsecured Notes:
2,600,000	A-	6.516% (SOFR + 1.150%) due 8/4/25(a)(b)	2,612,336
700,000	A-	6.871% (SOFR + 1.500%) due 1/8/27(a)(b)	709,072
900,000	A	Mercedes-Benz Finance North America LLC, Company Guaranteed Notes, 5.998% (SOFR + 0.630%) due 7/31/26(a)(b)	901,608
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
1,500,000	BB+	2.000% due 3/9/26	1,424,864
400,000	BB+	2.000% due 3/9/26(a)	379,964
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
200,000	BB+	3.522% due 9/17/25	196,106
900,000	BB+	3.522% due 9/17/25(a)	882,479
1,000,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 6.200% (SOFR + 0.830%) due 3/20/26(a)(b)	1,000,508

		Total Auto Manufacturers	21,549,943

Auto Parts & Equipment — 0.6%
2,000,000	BBB	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 2.396% due 2/18/25	1,971,931

Banks — 19.4%
600,000	BBB	ABN AMRO Bank NV, Senior Non-Preferred Notes, 7.150% (SOFR + 1.780%) due 9/18/27(a)(b)	609,418
1,000,000	BBB	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	999,348

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 19.4% — (continued)
		Bank of America Corp., Senior Unsecured Notes:
$900,000	A-	3.093% (3-Month Term SOFR + 1.352%) due 10/1/25(b)	$898,229
200,000	A-	2.456% (3-Month Term SOFR + 1.132%) due 10/22/25(b)	199,148
500,000	A-	3.366% (3-Month Term SOFR + 1.072%) due 1/23/26(b)	495,944
1,200,000	A-	6.274% (3-Month Term SOFR + 1.032%) due 2/5/26(b)	1,202,523
1,200,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(b)	1,187,066
200,000	A-	6.700% (SOFR + 1.330%) due 4/2/26(b)	201,235
200,000	A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 6.770% (SOFR + 1.400%) due 7/13/26(a)(b)	202,539
1,800,000	BBB+	Barclays PLC, Senior Unsecured Notes, 2.852% (SOFR + 2.714%) due 5/7/26(b)	1,769,737
		BNP Paribas SA, Senior Non-Preferred Notes:
2,325,000	A-	3.375% due 1/9/25(a)	2,307,931
1,200,000	A-	2.819% (3-Month Term SOFR + 1.373%) due 11/19/25(a)(b)	1,192,967
700,000	A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 6.591% (SOFR + 1.220%) due 10/2/26(b)	706,950
250,000	A+	Citibank NA, Senior Unsecured Notes, 6.075% (SOFR + 0.708%) due 8/6/26(b)	250,433
4,400,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.106% (SOFR + 2.842%) due 4/8/26(b)	4,342,790
500,000	A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	470,520
2,200,000	BBB+	Danske Bank AS, Senior Non-Preferred Notes, 6.466% (1-Year CMT Index + 2.100%) due 1/9/26(a)(b)	2,208,197
		Deutsche Bank AG, Senior Non-Preferred Notes:
2,100,000	BBB	3.961% (SOFR + 2.581%) due 11/26/25(b)	2,091,621
1,600,000	BBB	6.119% (SOFR + 3.190%) due 7/14/26(b)	1,610,035
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
357,000	BBB+	5.700% due 11/1/24	357,112
1,200,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(b)	1,197,590
1,639,000	BBB+	6.431% (SOFR + 1.065%) due 8/10/26(b)	1,643,089
		HSBC Holdings PLC, Senior Unsecured Notes:
2,300,000	A-	2.633% (3-Month Term SOFR + 1.402%) due 11/7/25(b)	2,288,087
200,000	A-	2.999% (SOFR + 1.430%) due 3/10/26(b)	197,647
400,000	A-	6.799% (SOFR + 1.430%) due 3/10/26(b)	401,588
1,000,000	A-	6.985% (3-Month Term SOFR + 1.642%) due 9/12/26(b)	1,009,979
		ING Groep NV, Senior Unsecured Notes:
1,600,000	A-	7.011% (SOFR + 1.640%) due 3/28/26(b)	1,609,944
1,900,000	A-	6.381% (SOFR + 1.010%) due 4/1/27(b)	1,902,425
		JPMorgan Chase & Co., Senior Unsecured Notes:
1,800,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(b)	1,792,902
300,000	A-	6.286% (SOFR + 0.920%) due 2/24/26(b)	300,606
1,100,000	A-	2.005% (3-Month Term SOFR + 1.585%) due 3/13/26(b)	1,081,160
		Lloyds Banking Group PLC, Senior Unsecured Notes:
900,000	BBB+	2.438% (1-Year CMT Index + 1.000%) due 2/5/26(b)	888,906
900,000	BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(b)	896,206
1,100,000	BBB+	National Bank of Canada, Company Guaranteed Notes, 6.271% (SOFR + 0.900%) due 3/25/27(b)	1,101,894
		NatWest Markets PLC, Senior Unsecured Notes:
1,000,000	A	6.820% (SOFR + 1.450%) due 3/22/25(a)(b)	1,006,441
300,000	A	6.131% (SOFR + 0.760%) due 9/29/26(a)(b)	299,858
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 6.329% (SOFR + 0.960%) due 6/6/25(a)(b)	602,532
3,000,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 6/2/25	2,958,966
		Societe Generale SA:
500,000	BBB	Company Guaranteed Notes, 6.419% (SOFR + 1.050%) due 1/21/26(a)(b)	500,522
2,300,000	BBB	Senior Non-Preferred Notes, 2.625% due 1/22/25(a)	2,274,263
		Standard Chartered PLC, Senior Unsecured Notes:
355,000	BBB+	3.200% due 4/17/25(a)	350,928

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 19.4% — (continued)
$2,000,000	BBB+	3.971% (1-Year CMT Index + 1.650%) due 3/30/26(a)(b)	$1,983,180
2,050,000	BBB+	7.111% (SOFR + 1.740%) due 3/30/26(a)(b)	2,060,342
1,000,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 6.673% (SOFR + 1.300%) due 7/13/26(b)	1,013,608
1,000,000	A-	Swedbank AB, Senior Non-Preferred Notes, 5.337% due 9/20/27	1,021,412
2,500,000	A+	UBS AG, Senior Unsecured Notes, 3.625% due 9/9/24	2,499,262
400,000	A-	UBS Group AG, Senior Unsecured Notes, 2.593% (SOFR + 1.560%) due 9/11/25(a)(b)	399,741
		Wells Fargo & Co., Senior Unsecured Notes:
2,700,000	BBB+	2.406% (3-Month Term SOFR + 1.087%) due 10/30/25(b)	2,685,912
1,600,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(b)	1,578,294
400,000	BBB+	6.689% (SOFR + 1.320%) due 4/25/26(b)	402,077

		Total Banks	61,253,104

Beverages — 0.7%
2,100,000	BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	2,094,039

Commercial Services — 0.9%
3,000,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.600% due 12/1/24	2,979,008

Diversified Financial Services — 5.1%
2,600,000	BBB+	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 1/15/25	2,581,766
3,000,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 5.125% due 9/30/24	2,997,980
		American Express Co., Senior Unsecured Notes:
1,000,000	BBB+	6.016% (SOFR + 0.650%) due 11/4/26(b)	1,000,772
1,200,000	BBB+	6.298% (SOFR + 0.930%) due 7/26/28(b)	1,203,616
1,200,000	BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 5.500% due 12/15/24(a)	1,198,057
		Avolon Holdings Funding Ltd.:
1,500,000	BBB-	Company Guaranteed Notes, 2.875% due 2/15/25(a)	1,480,691
1,100,000	BBB-	Senior Unsecured Notes, 2.125% due 2/21/26(a)	1,052,268
800,000	A-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	796,717
3,700,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	3,663,687

		Total Diversified Financial Services	15,975,554

Electric — 1.7%
		Enel Finance International NV:
		Company Guaranteed Notes:
1,000,000	BBB	2.650% due 9/10/24(a)	999,382
1,000,000	BBB	2.650% due 9/10/24	999,382
921,000	BBB	Senior Unsecured Notes, 4.500% due 6/15/25(a)	915,852
2,500,000	BBB+	Israel Electric Corp., Ltd., Senior Secured Notes, 5.000% due 11/12/24(a)	2,499,940

		Total Electric	5,414,556

Healthcare — Products — 0.4%
1,255,000	BBB	Baxter International Inc., Senior Unsecured Notes, 1.322% due 11/29/24	1,242,792

Healthcare — Services — 1.1%
		HCA Inc., Company Guaranteed Notes:
400,000	BBB-	5.375% due 2/1/25	399,502
2,600,000	BBB-	5.250% due 4/15/25	2,599,040
600,000	A+	UnitedHealth Group Inc., Senior Unsecured Notes, 5.864% (SOFR + 0.500%) due 7/15/26(b)	601,985

		Total Healthcare — Services	3,600,527

Insurance — 2.0%
		Athene Global Funding:
2,700,000	A+	Secured Notes, 6.581% (SOFR + 1.210%) due 3/25/27(a)(b)	2,711,100
300,000	A+	Senior Secured Notes, 6.216% (SOFR + 0.850%) due 5/8/26(a)(b)	299,456
200,000	A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	197,225

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 2.0% — (continued)
		GA Global Funding Trust, Secured Notes:
$1,200,000	A-	0.800% due 9/13/24(a)	$1,198,325
800,000	A-	3.850% due 4/11/25(a)	793,163
1,025,000	A-	6.730% (SOFR + 1.360%) due 4/11/25(a)(b)	1,029,756

		Total Insurance	6,229,025

Leisure Time — 0.2%
500,000	BBB-	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 3.350% due 6/8/25(a)	491,598

Oil & Gas — 0.5%
1,500,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.650% due 3/5/25(a)	1,487,621

Packaging & Containers — 0.2%
519,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	514,606

Pharmaceuticals — 1.0%
1,900,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	1,878,130
1,300,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 3.375% due 10/8/24	1,296,734

		Total Pharmaceuticals	3,174,864

Pipelines — 1.2%
		Energy Transfer LP, Senior Unsecured Notes:
1,000,000	BBB	4.050% due 3/15/25	993,364
1,600,000	BBB	2.900% due 5/15/25	1,574,428
1,192,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 3/1/25	1,192,733

		Total Pipelines	3,760,525

Semiconductors — 0.4%
		Renesas Electronics Corp., Senior Unsecured Notes:
200,000	BBB	1.543% due 11/26/24	198,134
200,000	BBB	1.543% due 11/26/24(a)	198,134
		SK Hynix Inc., Senior Unsecured Notes:
400,000	BBB	6.250% due 1/17/26	407,314
300,000	BBB	5.500% due 1/16/27(a)	304,922

		Total Semiconductors	1,108,504

Shipbuilding — 0.9%
3,000,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 3.844% due 5/1/25	2,972,119

Software — 1.0%
3,000,000	BBB	VMware LLC, Senior Unsecured Notes, 4.500% due 5/15/25	2,988,684

Telecommunications — 0.0%@
100,000	BBB	T-Mobile USA Inc., Company Guaranteed Notes, 3.500% due 4/15/25	98,940

		TOTAL CORPORATE BONDS & NOTES (Cost — $148,020,505)	148,502,516

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1%
499,688	Aaa(c)	ACREC LLC, Series 2023-FL2, Class A, 7.567% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	501,132
200,000	Aaa(c)	AG Trust, Series 2024-NLP, Class A, 7.316% (1-Month Term SOFR + 2.016%) due 7/15/41(a)(b)	200,461
1,200,000	Aaa(c)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR3, 6.765% (3-Month Term SOFR + 1.440%) due 4/22/34(a)(b)	1,201,794
1,097,665	Aaa(c)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 6.521% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	1,094,924
228,225	Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.613% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	228,623

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1% — (continued)
$700,000	AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 6.584% (1-Month Term SOFR + 1.247%) due 6/15/35(a)(b)	$697,713
1,000,000	NR	BAMLL Commercial Mortgage Securities Trust, Series 2020-BHP3, Class A, 7.351% (1-Month Term SOFR + 2.014%) due 3/15/37(a)(b)	997,829
704,121	AAA(d)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	726,978
212,126	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.525% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	208,081
500,122	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 6.475% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	500,835
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 6.701% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,527,658
1,081,114	Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 6.853% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	1,058,924
551,264	AAA	CARLYLE US CLO Ltd., Series 2018-2A, Class A1R, 6.451% (3-Month Term SOFR + 1.150%) due 10/15/31(a)(b)	551,968
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 6.631% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,676,010
1,452,757	Aaa(c)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,348,921
584,027	Aaa(c)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	585,566
1,315,325	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 6.751% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,255,951
		Credit Suisse Commercial Mortgage Capital Trust:
226,861	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	210,889
662,740	NR	Series 2021-RPL4, Class A1, 4.068% due 12/27/60(a)(b)	666,138
165,185	AAA(d)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	158,468
46,814	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 6.247% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	46,817
259,912	Aaa(c)	DLLAA LLC, Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	260,928
1,000,000	Aaa(c)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	1,006,489
1,000,000	Aaa(c)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	1,000,248
403,436	AAA(d)	Dryden 38 Senior Loan Fund, Series 2015-38A, Class ARR, 6.451% (3-Month Term SOFR + 1.150%) due 7/15/30(a)(b)	404,114
441,809	Aaa(c)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 6.429% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	442,157
1,889,185	Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.531% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,882,614
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
400,034	NR	Series 4344, Class FA, 5.900% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	388,816
511,607	NR	Series 4351, Class FA, 5.900% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	499,648
976,450	NR	Series 4906, Class WF, 5.850% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	957,342
		Federal National Mortgage Association (FNMA), REMICS:
759,205	NR	Series 2017-108, Class AF, 5.763% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	744,684
265,520	NR	Series 2019-9, Class FA, 5.850% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	261,839
138,819	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 6.217% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	133,039
89,302	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 6.127% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	87,407
548,195	Aaa(c)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.653% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	548,332
		GCAT Trust:
658,610	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	555,989
793,855	AAA(d)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	738,902

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1% — (continued)
$622,312	AAA	Goldentree Loan Management US CLO 4 Ltd., Series 2019-4A, Class ARR, 6.433% (3-Month Term SOFR + 1.150%) due 4/24/31(a)(b)	$622,565
		Government National Mortgage Association (GNMA):
849,443	NR	Series 2016-H06, Class FD, 6.366% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	850,969
930,175	NR	Series 2017-H15, Class FE, 6.717% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	942,599
69,337	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	60,994
49,512	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	44,160
3,047,224	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,644,693
201,321	NR	Series 2023-H11, Class FC, 6.453% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	203,011
398,415	NR	Series 2023-H24, Class FA, 6.303% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	402,593
201,262	NR	Series 2023-H27, Class FD, 6.453% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	205,236
804,678	NR	Series 2024-H01, Class FB, 6.253% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	810,937
72,334	Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 6.631% (1-Month Term SOFR + 1.294%) due 9/15/37(a)(b)	72,311
2,500,000	Aaa(c)	GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.737% (1-Month Term SOFR + 3.400%) due 8/15/39(a)(b)	2,495,629
1,160,896	AAA(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,076,812
		GS Mortgage-Backed Securities Trust:
710,126	Aaa(c)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	659,338
240,428	Aaa(c)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	223,240
700,000	(P)Aaa(c)	Series 2024-PJ7, Class A25, 6.704% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	701,295
142,929	A-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.834% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	131,448
		JPMorgan Mortgage Trust:
163,028	Aaa(c)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	146,523
302,636	Aaa(c)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	280,894
365,406	Aaa(c)	KKR CLO 11 Ltd., Series 11, Class AR, 6.743% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	365,839
834,295	Aaa(c)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	834,146
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 6.562% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,002,100
1,154,673	Aaa(c)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.574% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	1,155,643
		Legacy Mortgage Asset Trust:
268,327	NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	268,809
225,883	NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	224,825
885,101	Aaa(c)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	887,440
1,580,925	Aaa(c)	M360 Ltd., Series 2021-CRE3, Class A, 6.926% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	1,573,012
1,500,000	AAA	Marathon CLO 14 Ltd., Series 2019-2A, Class A1AR, 6.662% (3-Month Term SOFR + 1.380%) due 1/20/33(a)(b)	1,500,625
132,324	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 6.092% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	120,429
363,228	Aaa(c)	MF1 Ltd., Series 2020-FL4, Class A, 7.151% (1-Month Term SOFR + 1.814%) due 12/15/35(a)(b)	363,449
306,180	Aaa(c)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.301% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	304,822
		MFA Trust:
155,433	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	148,947
166,523	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	157,402
		Mill City Mortgage Loan Trust:
442,496	Aaa(c)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	425,837
314,792	AAA(d)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	298,095

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1% — (continued)
		MMAF Equipment Finance LLC:
$349,365	Aaa(c)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	$350,643
1,000,000	Aaa(c)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	1,001,826
363,498	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.292% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(e)	371,341
67,789	Aaa(c)	Mountain View CLO LLC, Series 2017-1A, Class AR, 6.638% (3-Month Term SOFR + 1.352%) due 10/16/29(a)(b)	67,820
1,600,000	Aaa(c)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 6.551% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(b)(f)	1,507,524
		New Residential Mortgage Loan Trust:
147,486	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	144,766
46,232	AAA(d)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	44,697
51,333	AA-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 6.052% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	50,733
396,548	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 4.670% due 8/25/61(a)	398,126
1,800,000	AAA(d)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.546% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,736,379
		OBX Trust:
368,360	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	372,870
670,565	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	682,376
462,572	Aaa(c)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 6.432% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	463,343
1,791,939	AAA(d)	OSD CLO Ltd., Series 2021-23A, Class A, 6.417% (3-Month Term SOFR + 1.132%) due 4/17/31(a)(b)	1,793,565
54,843	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	55,596
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 6.504% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,511,736
647,213	Aaa(c)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 6.485% (3-Month Term SOFR + 1.200%) due 10/25/31(a)(b)	648,086
473,732	AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 6.117% (1-Month Term SOFR + 0.764%) due 2/3/53(a)(b)	472,975
21,309	AAA	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.810% due 5/15/31(a)	21,362
600,000	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 6.565% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	600,319
135,130	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	127,872
520,916	AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 6.551% (1-Month Term SOFR + 1.214%) due 4/15/34(a)(b)(f)	516,011
261,600	AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 6.516% (3-Month Term SOFR + 1.232%) due 4/25/31(a)(b)	261,862
1,100,000	AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 6.422% (3-Month Term SOFR + 1.140%) due 1/20/32(a)(b)	1,101,604
		Towd Point Mortgage Trust:
67,971	Aaa(c)	Series 2017-5, Class A1, 5.992% (1-Month Term SOFR + 0.714%) due 2/25/57(a)(b)	69,798
276,178	AAA(d)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	269,735
146,279	Aaa(c)	Series 2019-HY2, Class A1, 6.392% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	150,776
174,620	Aaa(c)	Series 2019-HY3, Class A1A, 6.392% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	178,144
476,734	AAA(d)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	453,678
836,992	AAA(d)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	806,111
269,171	AAA(d)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	271,782
2,000,000	Aaa(c)	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 6.655% (3-Month Term SOFR + 1.370%) due 4/25/33(a)(b)	2,001,266
1,000,000	Aaa(c)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 6.674% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	1,001,000
1,200,000	AAA(d)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 6.424% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	1,202,149

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1% — (continued)
$3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 6.004% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	$3,014,008
229,613	AAA(d)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	231,827
273,393	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.972% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	267,312

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $74,118,639)	72,785,913

ASSET-BACKED SECURITIES — 17.4%

Automobiles — 11.4%
323,604	Aaa(c)	Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.760% due 11/15/26	323,942
2,000,000	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	2,018,426
600,000	Aaa(c)	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360% due 3/20/26(a)	593,663
294,642	Aaa(c)	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.830% due 5/15/26(a)	294,956
		BMW Vehicle Lease Trust:
111,866	AAA	Series 2023-2, Class A2, 5.950% due 8/25/25	112,002
300,000	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26	302,627
1,376,161	AAA	Series 2024-1, Class A2B, 5.749% (30-Day Average SOFR + 0.400%) due 7/27/26(b)	1,376,773
		CarMax Auto Owner Trust:
2,000,000	AAA	Series 2024-3, Class A2B, 5.824% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	2,000,594
1,464,039	AAA	Series 2024-1, Class A2B, 5.974% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	1,465,723
		Carvana Auto Receivables Trust:
279,823	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	273,015
894,842	AAA	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	896,281
959,814	Aaa(c)	Chase Auto Owner Trust, Series 2024-2A, Class A2, 5.660% due 5/26/27(a)	962,683
558,082	Aaa(c)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	563,464
2,458,049	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 5.954% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	2,460,666
326,646	AAA	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.800% due 11/16/26	327,033
		Ford Credit Auto Lease Trust:
1,049,075	AAA	Series 2023-B, Class A2B, 5.944% (30-Day Average SOFR + 0.590%) due 2/15/26(b)	1,049,758
2,929,683	AAA	Series 2024-A, Class A2B, 5.854% (30-Day Average SOFR + 0.500%) due 7/15/26(b)	2,931,581
		GM Financial Consumer Automobile Receivables Trust:
609,582	AAA	Series 2023-2, Class A2B, 6.104% (30-Day Average SOFR + 0.750%) due 5/18/26(b)	610,094
350,752	AAA	Series 2023-3, Class A2A, 5.740% due 9/16/26	351,510
1,000,000	Aaa(c)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	1,009,021
495,957	AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	496,025
1,355,047	AAA	Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2B, 5.854% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	1,355,776
258,240	AAA	Hyundai Auto Receivables Trust, Series 2023-B, Class A2A, 5.770% due 5/15/26	258,740
		LAD Auto Receivables Trust:
474,275	Aaa(c)	Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	475,168
87,619	Aaa(c)	Series 2023-3A, Class A2, 6.090% due 6/15/26(a)	87,692
1,000,000	Aaa(c)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	999,626
1,000,000	Aaa(c)	SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.670% due 11/20/26(a)	1,003,552
1,000,000	AAA	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.710% due 10/20/27(a)	1,004,843
3,000,000	Aaa(c)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 5.873% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	3,001,953
		Toyota Auto Receivables Owner Trust:
1,395,020	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	1,384,076
460,168	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	460,783
837,706	Aaa(c)	Toyota Lease Owner Trust, Series 2023-B, Class A2B, 5.901% (30-Day Average SOFR + 0.550%) due 4/20/26(a)(b)	838,310
317,467	AAA	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.830% due 7/15/26(a)	317,836

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 11.4% — (continued)
$587,675	AAA	Volkswagen Auto Lease Trust, Series 2023-A, Class A2B, 5.921% (30-Day Average SOFR + 0.570%) due 1/20/26(b)	$587,974
1,057,889	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	1,059,645
		World Omni Auto Receivables Trust:
73,416	AAA	Series 2022-C, Class A2, 3.730% due 3/16/26	73,361
164,482	AAA	Series 2023-A, Class A2B, 5.784% (30-Day Average SOFR + 0.430%) due 7/15/26(b)	164,503
330,854	AAA	Series 2023-B, Class A2A, 5.250% due 11/16/26	330,821
2,282,499	AAA	Series 2023-D, Class A2A, 5.910% due 2/16/27	2,289,919

		Total Automobiles	36,114,415

Credit Cards — 3.6%
700,000	Aaa(c)	CARDS II Trust, Series 2023-2A, Class A, 6.193% (SOFR + 0.850%) due 7/15/28(a)(b)	701,927
		Master Credit Card Trust II:
2,300,000	Aaa(c)	Series 2023-2A, Class A, 6.204% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,307,598
2,200,000	Aaa(c)	Series 2024-1A, Class A, 6.104% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,208,121
		Trillium Credit Card Trust II:
3,000,000	AAA	Series 2023-3A, Class A, 6.191% (SOFR + 0.850%) due 8/26/28(a)(b)	3,013,003
3,000,000	Aaa(c)	Series 2024-1A, Class A, 6.091% (SOFR + 0.750%) due 12/26/28(a)(b)	3,006,319

		Total Credit Cards	11,236,968

Student Loans — 2.4%
		ECMC Group Student Loan Trust:
433,213	Aaa(c)	Series 2017-2A, Class A, 6.513% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	432,645
315,991	Aaa(c)	Series 2018-1A, Class A, 6.213% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	314,035
481,555	Aaa(c)	Series 2019-1A, Class A1B, 6.463% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	481,385
1,554,077	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,374,957
		Navient Private Education Loan Trust:
504,292	AAA	Series 2015-BA, Class A3, 6.901% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	505,759
245,777	AAA	Series 2020-A, Class A2B, 6.351% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	244,851
		Navient Private Education Refi Loan Trust:
152,547	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	140,438
205,470	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	189,833
		Nelnet Student Loan Trust:
517,419	AA+	Series 2017-3A, Class A, 6.313% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	516,064
86,432	AAA	Series 2018-3A, Class A2, 5.832% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	86,367
520,739	AA+	Series 2019-2A, Class A, 6.363% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	520,880
414,079	AA+	Series 2019-3A, Class A, 6.192% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	412,950
9,775	AAA	SLM Student Loan Trust, Series 2004-10, Class A7B, 6.221% (90-Day Average SOFR + 0.862%) due 10/25/29(a)(b)	9,782
		SMB Private Education Loan Trust:
213,075	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	198,065
174,401	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	160,967
504,240	Aaa(c)	Series 2023-C, Class A1B, 6.904% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	503,723
981,133	Aaa(c)	Series 2024-D, Class A1B, 6.454% (30-Day Average SOFR + 1.100%) due 7/15/53(a)(b)	975,324
392,161	Aaa(c)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.150% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	389,779

		Total Student Loans	7,457,804

		TOTAL ASSET-BACKED SECURITIES (Cost — $54,893,182)	54,809,187

U.S. GOVERNMENT AGENCY & OBLIGATIONS — 6.6%

U.S. GOVERNMENT AGENCY — 0.9%
3,000,000	AA+	Federal Home Loan Mortgage Corp. (FHLMC), 5.650% due 3/6/26	3,000,115

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value

U.S. GOVERNMENT OBLIGATIONS — 5.7%
		U.S. Treasury Inflation Indexed Notes:
$1,094,679		0.125% due 4/15/25	$1,069,579
5,034,354		0.375% due 7/15/25	4,933,347
1,210,830		0.125% due 10/15/25	1,179,971
10,462,122		2.125% due 4/15/29	10,659,672

		Total U.S. GOVERNMENT OBLIGATIONS	17,842,569

		TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (Cost — $20,658,175)	20,842,684

MORTGAGE-BACKED SECURITIES — 2.5%

FHLMC — 0.2%
755,215		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 – 9/1/49	724,467

FNMA — 2.3%
7,200,000		Federal National Mortgage Association (FNMA), 5.500% due 9/1/54 – 10/1/54(g)	7,251,601

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $8,020,768)	7,976,068

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $305,711,269)	304,916,368

SHORT-TERM INVESTMENTS — 9.1%

COMMERCIAL PAPERS — 1.2%
		NextEra Energy Capital Holdings Inc.:
250,000		5.624% due 9/19/24(a)(h)	249,304
250,000		5.627% due 9/23/24(a)(h)	249,149
		Southern California Edison Co.:
1,200,000		5.731% due 9/4/24(a)(h)	1,199,430
1,900,000		5.553% due 9/6/24(a)(h)	1,899,121

		TOTAL COMMERCIAL PAPERS (Cost — $3,597,004)	3,597,004

TIME DEPOSITS — 1.4%
21	NZD	ANZ National Bank — Hong Kong, 3.410% due 9/2/24	13
298,388		ANZ National Bank — London, 4.680% due 9/3/24	298,388
4,227,460		JPMorgan Chase & Co. — New York, 4.680% due 9/3/24	4,227,460

		TOTAL TIME DEPOSITS (Cost — $4,525,861)	4,525,861

U.S. GOVERNMENT OBLIGATIONS — 6.5%
		U.S. Treasury Bills:
9,000,000		5.144% due 10/29/24(h)	8,928,558
11,800,000		5.044% due 11/29/24(h)	11,654,740

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $20,583,298)	20,583,298

		TOTAL SHORT-TERM INVESTMENTS (Cost — $28,706,163)	28,706,163

		TOTAL INVESTMENTS — 105.8% (Cost — $334,417,432)	333,622,531

		Liabilities in Excess of Other Assets — (5.8)%	(18,241,275)

		TOTAL NET ASSETS — 100.0%	$315,381,256

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
@	The amount is less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2024, amounts to $146,532,596 and represents 46.5% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2024.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Affiliated security (See Note 2). As of August 31, 2024, total cost and total value of affiliated security amounted to $362,883 and $371,341, respectively.
(f)	Illiquid security.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rate shown represents yield-to-maturity.

At August 31, 2024, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$333,249,394	$2,937,041	$(2,510,989)	$426,052

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
LLC	— Limited Liability Company
MASTR	— Mortgage Asset Securitization Transactions, Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	44.5%
Collateralized Mortgage Obligations	21.8
Asset-Backed Securities	16.4
U.S. Government Agency & Obligations	6.3
Mortgage-Backed Securities	2.4
Short-Term Investments	8.6

Total Investments	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

At August 31, 2024, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	124	12/24	$29,439,121	$29,475,575	$36,454

Contracts to Sell:
U.S. Treasury 2-Year Note Futures	233	12/24	48,343,859	48,358,422	(14,563)
U.S. Treasury 5-Year Note Futures	142	12/24	15,542,344	15,534,578	7,766
U.S. Treasury 10-Year Note Futures	56	12/24	6,373,063	6,359,501	13,562
U.S. Treasury Ultra Long Bond Futures	4	12/24	532,242	527,750	4,492
U.S. Ultra Long Bond Futures	10	12/24	1,179,578	1,174,375	5,203

					$16,460

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$52,914

At August 31, 2024, Ultra-Short Term Fixed Income Fund had deposited cash of $732,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
NZD	— New Zealand Dollar
USD	— United States Dollar

See pages 277-278 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 99.1%

United States — 99.1%
898,460	American Beacon AHL Managed Futures Strategy Fund, Class Y	$8,939,676
549,022	American Beacon AHL TargetRisk Fund, Class Y	6,187,477
802,426	BlackRock Event Driven Equity Fund, Institutional Class	8,224,862
730,587	BlackRock Global Equity Market Neutral Fund, Institutional Class	10,045,565
1,735,328	BlackRock Systematic Multi-Strategy Fund, Institutional Class	18,429,186
716,542	BNY Mellon Global Real Return Fund, Class Y	11,421,676
553,321	Calamos Market Neutral Income Fund, Class I	8,200,220
64,312	Cohen & Steers Global Realty Shares Inc., Class I	3,602,106
215,743	Diamond Hill Long/Short Fund, Class I	6,487,379
644,901	Driehaus Event Driven Fund, Common Class	8,183,793
1,133,213	John Hancock Diversified Macro Fund, Class I	10,198,921
212,734	JPMorgan Hedged Equity Fund, Class I	6,828,774
620,750	LoCorr Market Trend Fund, Class I	7,126,209
535,422	Neuberger Berman Long Short Fund, Institutional Class	9,824,989
235,826	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,044,512
846,957	PIMCO Credit Opportunities Bond Fund, Institutional Class	8,240,888
2,117,899	PIMCO Mortgage Opportunities and Bond Fund, Class I2	20,014,143
576,853	Thornburg Strategic Income Fund, Institutional Class	6,668,421

	TOTAL INVESTMENTS — 99.1% (Cost — $157,057,210)	161,668,797

	Other Assets in Excess of Liabilities — 0.9%	1,430,588

	TOTAL NET ASSETS — 100.0%	$163,099,385

At August 31, 2024, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$157,550,127	$7,335,203	$(3,216,533)	$4,118,670

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

August 31, 2024

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$2,641,091,483	$480,519,138	$1,314,061,585
Affiliated investments, at value[2]	3,852,841	—	—
Foreign currency, at value[4]	79	60	456,905
Cash	—	1,542,084	—
Due from affiliated Fund	—	342,548	—
Receivable for securities sold	174,951	385,396	4,868,038
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,858,691	411,758	9,305,924
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	1,425,146	249,275	628,362
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open futures contracts (Note 1)	186,455	12,190	4,864
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	1,042,984	134,996	180,105
Prepaid trustees expenses	32,377	4,402	34,113
Prepaid expenses	33,112	19,146	26,144

Total Assets	2,650,698,119	483,620,993	1,329,566,040

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Due to affiliated Fund	—	—	—
Payable for collateral received from securities on loan	1,082,000	3,848,832	11,934,844
Payable for Fund shares repurchased	1,241,709	212,699	630,142
Payable for securities purchased	165,544	637,116	5,869,945
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Investment management fee payable	656,333	182,899	508,912
Transfer agent fees payable	27,118	5,075	14,332
Interest expense payable	—	—	—
Custody fee payable	100,693	55,129	191,443
Variation margin on open futures contracts (Note 1)	—	—	—
Due to custodian[4]	—	—	—
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	187,089	135,328	384,098

Total Liabilities	3,460,486	5,077,078	19,533,716

Total Net Assets	$2,647,237,633	$478,543,915	$1,310,032,324

NET ASSETS:
Paid-in-capital (Note 4)	$1,414,007,169	$313,278,875	$954,478,121
Total distributable earnings (losses)	1,233,230,464	165,265,040	355,554,203

Total Net Assets	$2,647,237,633	$478,543,915	$1,310,032,324

Shares Outstanding	102,948,398	26,435,065	87,078,780

Net Asset Value	$25.71	$18.10	$15.04

[1] Unaffiliated investments, at cost	$1,490,085,135	$359,811,509	$981,627,202

[2] Affiliated investments, at cost	$1,489,240	$—	$—

[3] Includes securities on loan	$1,411,251	$4,242,817	$20,261,565

[4] Foreign currency/Due to custodian, at cost	$549	$519	$397,615

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreements	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$506,196,504	$1,944,390,173	$132,461,269	$191,946,658	$89,853,671	$211,191,394	$333,251,190	$161,668,797
—	—	—	—	—	—	371,341	—
2,770,517	516,684	—	258,458	—	87,826	—	—
—	93,561	—	—	—	1,738,267	—	1,676,878
—	—	—	—	—	—	—	—
1,839,854	10,254,185	—	21,493,257	—	30,870,777	14,165	—
—	—	—	53,836,355	—	11,042,336	5,037,891	—
609,777	14,699,210	2,134,412	1,039,385	948,957	419,187	1,997,958	—
—	—	—	—	—	—	381	—
292,473	983,351	72,749	124,477	1,282	24,138	141,897	65,123
—	1,374,834	—	1,251,064	—	49,852	—	—
2,415	—	—	65,559	—	102,688	220,098	—
—	173,077	—	122,990	—	117,507	—	—
—	—	—	19,437	—	—	—	—
—	—	—	1,570,366	—	—	—	—
45,994	13,297,331	—	4,016,000	—	1,269,000	732,000	—
20,309	118,437	8,026	2,149	5,778	5,275	4,337	4,326
26,981	43,007	11,169	16,074	13,531	—	10,825	13,450

511,804,824	1,985,943,850	134,687,625	275,762,229	90,823,219	256,918,247	341,782,083	163,428,574

—	—	—	1,215,000	—	78,274,263	—	—
—	342,548	—	—	—	—	—	—
3,648,467	—	—	—	—	—	—	—
229,233	6,972,600	723,595	88,470	280,243	166,670	1,232,940	106,653
3,047,017	40,429,082	370,728	19,594,547	—	52,865	12,511,895	—
—	63,116,716	—	36,318,887	—	29,861,313	12,207,602	—
—	—	—	572,413	—	—	—	—
226,461	603,603	55,960	67,927	30,723	56,250	92,110	27,393
7,328	20,744	1,536	2,393	1,050	9,744	3,660	3,117
—	—	—	—	—	79,835	—	—
82,749	151,617	35,943	72,097	21,391	28,535	31,134	23,960
—	5,448,393	—	—	—	—	—	—
1,077,344	—	—	—	—	—	—	—
—	—	—	32,819,271	—	—	—	—
—	277,256	—	126,300	—	129,797	—	—
—	782,669	—	1,860,940	—	—	—	—
—	—	—	46,465	—	—	—	—
—	2,286,814	—	3,508,670	—	248,248	—	—
—	—	—	—	—	320,000	—	—
4,311,394	—	—	—	—	—	—	—
—	73	—	—	—	—	65	—
—	—	192,382	—	142,243	—	—	103,643
323,376	290,196	92,451	153,681	16,080	386,632	321,421	64,423

12,953,369	120,722,311	1,472,595	96,447,061	491,730	109,614,152	26,400,827	329,189

$498,851,455	$1,865,221,539	$133,215,030	$179,315,168	$90,331,489	$147,304,095	$315,381,256	$163,099,385

$465,293,531	$2,094,598,704	$156,381,759	$202,780,276	$95,220,365	$163,218,908	$330,466,620	$157,473,355
33,557,924	(229,377,165)	(23,166,729)	(23,465,108)	(4,888,876)	(15,914,813)	(15,085,364)	5,626,030

$498,851,455	$1,865,221,539	$133,215,030	$179,315,168	$90,331,489	$147,304,095	$315,381,256	$163,099,385

35,558,839	269,719,471	41,007,321	26,435,392	10,450,233	17,801,977	32,424,803	15,139,410

$14.03	$6.92	$3.25	$6.78	$8.64	$8.27	$9.73	$10.77

$412,322,929	$1,974,824,288	$134,643,639	$204,371,081	$88,549,163	$220,054,870	$334,054,549	$157,057,210

$—	$—	$—	$—	$—	$—	$362,883	$—

$4,752,230	$—	$—	$—	$—	$—	$—	$—

$2,766,348	$521,892	$—	$241,926	$—	$83,028	$—	$—

$—	$—	$—	$32,718,355	$—	$—	$—	$—

$—	$150,639	$—	$137,085	$—	$140,871	$—	$—

$—	$—	$—	$1,215,000	$—	$78,274,263	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Year Ended August 31, 2024

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$29,499,169	$6,047,577	$35,572,019
Dividends from affiliated investments	117,972	—	—
Income from non-cash dividends	—	—	—
Interest from unaffiliated investments	2,695,996	778,296	1,286,950
Interest from affiliated investments	—	—	—
Income from securities lending	45,512	127,795	138,473
Less: Foreign taxes withheld (see Note 1r)	(32,243)	(24,210)	(3,279,047)
Miscellaneous income	21,475	3,046	107,491

Total Investment Income	32,347,881	6,932,504	33,825,886

EXPENSES:

Investment management fee (Note 2)	13,092,391	3,797,950	8,671,760
Transfer agent fees	276,833	60,037	156,295
Custody fees	584,623	199,345	807,743
Trustees’ fees	340,516	82,298	166,478
Shareholder reports	308,921	190,088	128,640
Insurance	81,450	19,575	72,218
Audit and tax	73,044	73,052	57,165
Legal fees	104,831	18,429	40,315
Registration fees	40,631	25,846	24,270
Other expense	119,744	32,103	135,207
Interest expense	—	—	—

Total Expenses	15,022,984	4,498,723	10,260,091
Less: Fee waivers and/or expense reimbursement (Note 2)	(6,124,152)	(1,648,409)	(2,648,942)

Net Expenses	8,898,832	2,850,314	7,611,149

Net Investment Income	$23,449,049	$4,082,190	$26,214,737

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SHORT SALES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$86,903,047	$56,652,145	$53,319,167
Affiliated investments	545	—	—
Futures contracts	2,655,488	105,940	215,872
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	367

Foreign currency translations	(492)	(28)	(92,203)
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	89,558,588	56,758,057	53,443,203

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	383,820,876	5,070,992	135,571,443
Affiliated investments	642,414	—	—
Futures contracts	173,047	117,604	36,756
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	144	(68)	184,823

Change in Net Unrealized Appreciation:	384,636,481	5,188,528	135,793,022

Net Gain on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency and Capital Gain Distributions Received	474,195,069	61,946,585	189,236,225

Total Increase in Net Assets from Operations	$497,644,118	$66,028,775	$215,450,962

(a)	Includes net decrease in accrued foreign capital gains taxes of $(3,079,934) for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$13,606,258	$130,408	$35,124	$—	$15,668	$—	$—	$5,842,047
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
576,736	81,638,454	9,944,109	6,854,817	3,503,696	8,265,657	17,450,253	—
—	7,473	—	—	—	—	18,120	—
24,599	67	—	—	—	—	—	—
(1,558,230)	(4,759)	—	—	—	—	(483)	—
1,821	149,004	—	118,138	5,438	17,140	2,117	—

12,651,184	81,920,647	9,979,233	6,972,955	3,524,802	8,282,797	17,470,007	5,842,047

4,084,960	7,321,370	914,125	912,499	379,306	656,822	1,581,431	1,943,060
58,448	234,086	17,134	23,645	12,146	17,588	36,982	20,735
537,706	1,338,304	214,793	475,276	137,028	169,357	171,808	129,910
75,565	228,436	14,900	30,895	10,845	19,159	46,455	22,684
84,794	201,589	70,850	85,293	8,146	68,785	96,619	33,909
5,243	67,088	7,657	8,159	5,854	—	38,889	262
68,490	96,569	91,765	119,027	70,637	124,968	91,543	66,434
13,839	73,674	5,574	7,589	6,243	3,888	11,126	6,421
17,578	13,887	18,554	23,430	18,454	62,472	14,234	5,039
48,878	119,592	13,578	70,525	8,512	21,489	53,625	14,260
—	—	—	18,334	—	2,192,900	24,927	—

4,995,501	9,694,595	1,368,930	1,774,672	657,171	3,337,428	2,167,639	2,242,714
(1,555,824)	(985,566)	(264,609)	(96,719)	—	(68,041)	(454,874)	(1,619,216)

3,439,677	8,709,029	1,104,321	1,677,953	657,171	3,269,387	1,712,765	623,498

$9,211,507	$73,211,618	$8,874,912	$5,295,002	$2,867,631	$5,013,410	$15,757,242	$5,218,549

$(29,506,369)	$(47,654,299)	$(2,265,476)	$(5,981,549)	$(1,881,896)	$(2,753,645)	$(7,181,391)	$86,676
—	(62,793)	—	—	—	—	89	—
20,138	738,963	—	374,197	(39,655)	(279,568)	(746,439)	—
—	5,457,803	—	373,349	—	306,904	—	—
—	4,535	—	(584,352)	—	—	—	—
—	—	—	—	—	(32,473)	—	—
—	6,423,321	—	(1,377,631)	—	(7,808)	(383,287)	—
—	(1,319,343)	—	8,304,179	—	578,184	2,231,075	—

(307,966)	(254,529)	365	(189,650)	(7,451)	(471,427)	187,557	—
—	—	—	—	—	—	—	664,464

(29,794,197)	(36,666,342)	(2,265,111)	918,543	(1,929,002)	(2,659,833)	(5,892,396)	751,140

76,541,293 (a)	96,606,241	6,903,216	8,631,902	4,579,341	5,425,526	9,342,363	7,735,938
—	78,016	—	—	—	—	18,261	—
18,485	(3,428,915)	—	693,925	22,255	185,781	294,180	—
—	(609,116)	—	211,677	—	383,422	—	—
—	—	—	167,713	—	—	—	—
—	(6,524,344)	—	1,439,798	—	229,747	357,055	—
—	(82,190)	—	(5,405,177)	—	(469,417)	(865,197)	—
50,087	71,888	—	194,197	—	326,242	4,753	—

76,609,865	86,111,580	6,903,216	5,934,035	4,601,596	6,081,301	9,151,415	7,735,938

46,815,668	49,445,238	4,638,105	6,852,578	2,672,594	3,421,468	3,259,019	8,487,078

$56,027,175	$122,656,856	$13,513,017	$12,147,580	$5,540,225	$8,434,878	$19,016,261	$13,705,627

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended August 31, 2024 and August 31, 2023

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2024	2023	2024	2023
OPERATIONS:

Net investment income (loss)	$23,449,049	$19,061,621	$4,082,190	$4,955,504
Net realized gain (loss)	89,558,588	82,839,118	56,758,057	(4,538,592)
Change in unrealized appreciation (depreciation)	384,636,481	136,996,689	5,188,528	29,547,498

Increase (Decrease) in Net Assets from Operations	497,644,118	238,897,428	66,028,775	29,964,410

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(115,892,456)	(142,132,555)	(4,637,293)	(53,167,528)
Tax return of capital	—	—	—	—

Decrease in Net Assets from Distributions to Shareholders	(115,892,456)	(142,132,555)	(4,637,293)	(53,167,528)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	790,882,481	366,458,168	121,570,781	113,611,726
Reinvestment of distributions	115,892,324	142,130,329	4,637,278	53,166,874
Cost of shares repurchased	(456,318,745)	(475,179,779)	(199,213,563)	(194,969,471)

Increase (Decrease) in Net Assets from Fund Share Transactions	450,456,060	33,408,718	(73,005,504)	(28,190,871)

Increase (Decrease) in Net Assets	832,207,722	130,173,591	(11,614,022)	(51,393,989)
NET ASSETS:

Beginning of year	1,815,029,911	1,684,856,320	490,157,937	541,551,926

End of year	$2,647,237,633	$1,815,029,911	$478,543,915	$490,157,937

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2024	2023	2024	2023	2024	2023	2024	2023

$26,214,737	$23,712,996	$9,211,507	$9,018,571	$73,211,618	$55,732,592	$8,874,912	$7,208,764
53,443,203	(14,398,914)	(29,794,197)	(12,770,849)	(36,666,342)	(84,857,381)	(2,265,111)	(3,692,042)
135,793,022	224,960,097	76,609,865	25,188,761	86,111,580	5,737,926	6,903,216	3,913,294

215,450,962	234,274,179	56,027,175	21,436,483	122,656,856	(23,386,863)	13,513,017	7,430,016

(25,231,455)	(57,788,263)	(10,119,149)	(8,935,779)	(79,434,988)	(55,626,492)	(9,093,545)	(7,405,135)
—	—	—	—	(937,998)	(2,151,201)	—	—

(25,231,455)	(57,788,263)	(10,119,149)	(8,935,779)	(80,372,986)	(57,777,693)	(9,093,545)	(7,405,135)

268,806,806	197,255,910	136,409,466	99,155,100	480,458,500	761,348,557	32,807,799	34,438,848
25,231,297	57,786,251	10,119,077	8,935,359	80,372,272	57,776,345	9,093,522	7,404,827
(349,822,542)	(403,947,225)	(184,173,133)	(111,056,254)	(534,138,513)	(293,556,533)	(40,976,379)	(26,499,775)

(55,784,439)	(148,905,064)	(37,644,590)	(2,965,795)	26,692,259	525,568,369	924,942	15,343,900

134,435,068	27,580,852	8,263,436	9,534,909	68,976,129	444,403,813	5,344,414	15,368,781

1,175,597,256	1,148,016,404	490,588,019	481,053,110	1,796,245,410	1,351,841,597	127,870,616	112,501,835

$1,310,032,324	$1,175,597,256	$498,851,455	$490,588,019	$1,865,221,539	$1,796,245,410	$133,215,030	$127,870,616

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended August 31, 2024 and August 31, 2023

	International Fixed Income Fund		Municipal Bond Fund
	2024	2023	2024	2023
OPERATIONS:

Net investment income (loss)	$5,295,002	$3,202,148	$2,867,631	$2,421,424
Net realized gain (loss)	918,543	(2,095,489)	(1,929,002)	(2,302,999)
Change in unrealized appreciation (depreciation)	5,934,035	(1,258,956)	4,601,596	646,025

Increase (Decrease) in Net Assets from Operations	12,147,580	(152,297)	5,540,225	764,450

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(1,577,786)	(14,058,663)	(3,290,933)	(2,408,693)
Tax Return of Capital	—	—	(39,392)	—

Decrease in Net Assets from Distributions to Shareholders	(1,577,786)	(14,058,663)	(3,330,325)	(2,408,693)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	51,217,949	53,385,637	18,669,224	43,863,636
Reinvestment of distributions	1,577,762	14,057,777	3,330,325	2,408,693
Cost of shares repurchased	(66,150,989)	(42,557,170)	(32,435,221)	(33,021,324)

Increase (Decrease) in Net Assets from Fund Share Transactions	(13,355,278)	24,886,244	(10,435,672)	13,251,005

Increase (Decrease) in Net Assets	(2,785,484)	10,675,284	(8,225,772)	11,606,762

NET ASSETS:

Beginning of year	182,100,652	171,425,368	98,557,261	86,950,499

End of year	$179,315,168	$182,100,652	$90,331,489	$98,557,261

See Notes to Financial Statements.

Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2024	2023	2024	2023	2024	2023

$5,013,410	$3,111,270	$15,757,242	$13,487,209	$5,218,549	$5,599,898
(2,659,833)	(3,196,541)	(5,892,396)	(2,647,548)	751,140	(374,746)
6,081,301	(4,711,148)	9,151,415	7,864,932	7,735,938	(2,080,295)

8,434,878	(4,796,419)	19,016,261	18,704,593	13,705,627	3,144,857

(5,674,302)	(7,395,101)	(10,854,653)	(22,018,011)	(5,012,008)	(9,351,880)
—	—	(4,497,656)	—	—	—

(5,674,302)	(7,395,101)	(15,352,309)	(22,018,011)	(5,012,008)	(9,351,880)

43,599,256	52,980,412	98,367,828	111,642,514	49,781,837	54,915,688
5,674,221	7,394,879	15,351,691	22,016,351	5,012,008	9,351,880
(31,820,671)	(23,359,545)	(110,754,142)	(327,380,449)	(57,340,034)	(47,873,053)

17,452,806	37,015,746	2,965,377	(193,721,584)	(2,546,189)	16,394,515

20,213,382	24,824,226	6,629,329	(197,035,002)	6,147,430	10,187,492

127,090,713	102,266,487	308,751,927	505,786,929	156,951,955	146,764,463

$147,304,095	$127,090,713	$315,381,256	$308,751,927	$163,099,385	$156,951,955

See Notes to Financial Statements.

Statements of Cash Flows

For the Year Ended August 31, 2024

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net increase in net assets resulting from operations	$12,147,580	$8,434,878
Adjustments to reconcile net increase in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(571,078,465)	(255,438,063)
Proceeds from the sale and maturity of long-term investments	536,420,273	219,346,951
Proceeds from short-term investments, net	47,267,970	101,071
Decrease to the principal amount of inflation-indexed bonds	(271,924)	(4,560,870)
Proceeds from forward sale commitments	310,099,863	—
Payments on forward sale commitments	(292,911,242)	—
Change in net unrealized appreciation from forward sale commitments	(167,713)	—
Change in net unrealized appreciation from unaffiliated investments	(8,631,902)	(5,425,526)
Change in net unrealized appreciation from options contracts written	(211,677)	(383,422)
Change in net unrealized depreciation on open OTC swap contracts	1,824,700	—
Change in net unrealized depreciation on open forward foreign currency contracts	5,405,177	469,417
Increase/Decrease in variation margin on open centrally cleared swap contracts	650,093	(15,232)
Net amortization (accretion) of premiums (discounts) of investments	(381,889)	(1,189,593)
Net realized gain from unaffiliated investments	5,981,549	2,753,645
Increase/Decrease in premium received on options contracts written	(36,564)	25,276
Increase in variation margin on open futures contracts	(13,434)	(72,368)
Increase in receivable for securities sold	(19,883,017)	(30,748,421)
Increase in receivable for TBA securities sold	(6,950,665)	(8,936,857)
Increase in dividends and interest receivable from unaffiliated investments	(360,306)	(176,570)
Decrease in deposits for collateral from counterparty	24,000	907,493
Increase in net upfront payments received/paid on OTC open swap contracts	(1,406,088)	—
Increase/Decrease in prepaid trustee expenses	594	(1,266,286)
Increase/Decrease in prepaid expenses	(2,114)	10,856
Increase/Decrease in payable for securities purchased	17,692,264	(357,798)
Increase/ Decrease in payable for TBA securities purchased	(18,026,509)	23,076,664
Increase/Decrease in deposits for collateral from counterparty	(4,282,000)	110,000
Increase/Decrease in investment management fee payable	(467)	7,760
Increase/Decrease in interest expense payable	(3,186)	2,574
Increase in custody fee payable	40,223	10,751
Increase in transfer agent fees payable	344	8,903
Increase in accrued expenses	68,318	92,619

Net cash and foreign currency provided by/used in operating activities	13,003,786	(53,212,148)

Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale-buyback transactions	572,413	53,647,758
Payments on sale-buyback transactions	—	(53,715,946)
Proceeds from reverse repurchase agreements	1,215,000	42,700,220
Proceeds from sale of shares	51,375,425	43,639,692
Cost of shares repurchased	(66,117,090)	(31,697,922)
Distributions to shareholders, net of reinvestments	(24)	(81)

Net cash and foreign currency provided by/used in financing activities	(12,954,276)	54,573,721

Net increase in cash and foreign currency(a)	49,510	1,361,573

Cash and Foreign Currency:
Cash, cash equivalents and foreign cash at the beginning of the year	208,948	464,520

Cash, cash equivalents and foreign cash at end of the year	258,458	1,826,093

Non-Cash Financing Activities:
Reinvestment of distributions	(1,577,762)	(5,674,221)

(a)	Includes net change in unrealized appreciation on foreign currency of $201,307 and $369,464 for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$21.93	$20.91	$27.58	$21.62	$19.10

Income (Loss) from Operations:
Net investment income(1)	0.25	0.23	0.20	0.22	0.26
Net realized and unrealized gain (loss)	4.84	2.58	(3.96)	6.49	3.23

Total Income (Loss) from Operations	5.09	2.81	(3.76)	6.71	3.49

Less Distributions from:
Net investment income	(0.21)	(0.18)	(0.20)	(0.18)	(0.20)
Net realized gain	(1.10)	(1.61)	(2.71)	(0.57)	(0.77)

Total Distributions	(1.31)	(1.79)	(2.91)	(0.75)	(0.97)

Net Asset Value, End of Year	$25.71	$21.93	$20.91	$27.58	$21.62

Total Return†(2)	24.57%	14.71%	(15.44)%	31.79%	18.85%
Net Assets, End of Year (millions)	$2,647	$1,815	$1,685	$2,175	$1,854
Ratios to Average Net Assets:
Gross expenses	0.69%	0.70%	0.69%	0.68%	0.70%
Net expenses(3)	0.41	0.47	0.48	0.47	0.49
Net investment income	1.07	1.12	0.82	0.91	1.33
Portfolio Turnover Rate	25%	34%	20%	15%	21%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$15.87	$16.56	$24.35	$18.01	$18.60

Income (Loss) from Operations:
Net investment income(1)	0.14	0.15	0.12	0.13	0.13
Net realized and unrealized gain (loss)	2.25	0.81	(3.25)	7.10	1.48

Total Income (Loss) from Operations	2.39	0.96	(3.13)	7.23	1.61

Less Distributions from:
Net investment income	(0.16)	(0.11)	(0.08)	(0.14)	(0.10)
Net realized gain	—	(1.54)	(4.58)	(0.75)	(2.10)

Total Distributions	(0.16)	(1.65)	(4.66)	(0.89)	(2.20)

Net Asset Value, End of Year	$18.10	$15.87	$16.56	$24.35	$18.01

Total Return†(2)	15.19%	6.47%	(15.89)%	41.14%	8.78%
Net Assets, End of Year (millions)	$479	$ 490	$542	$677	$620
Ratios to Average Net Assets:
Gross expenses	0.95%	0.94%	0.93%	0.92%	0.96%
Net expenses(3)	0.60	0.60	0.59	0.58	0.62
Net investment income	0.86	0.99	0.63	0.61	0.77
Portfolio Turnover Rate	56%	23%	41%	29%	45%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$12.98	$11.19	$15.54	$12.27	$11.59

Income (Loss) from Operations:
Net investment income(1)	0.29	0.25	0.27	0.21	0.17
Net realized and unrealized gain (loss)	2.05	2.11	(3.34)	3.30	0.84

Total Income (Loss) from Operations	2.34	2.36	(3.07)	3.51	1.01

Less Distributions from:
Net investment income	(0.28)	(0.21)	(0.33)	(0.24)	(0.33)
Net realized gain	—	(0.36)	(0.95)	—	—

Total Distributions	(0.28)	(0.57)	(1.28)	(0.24)	(0.33)

Net Asset Value, End of Year	$15.04	$12.98	$11.19	$15.54	$12.27

Total Return†(2)	18.36%	21.72%	(21.37)%	28.93%	8.64%
Net Assets, End of Year (millions)	$1,310	$1,176	$1,148	$1,458	$1,254
Ratios to Average Net Assets:
Gross expenses	0.83%	0.86%	0.85%	0.84%	0.87%
Net expenses(3)	0.61	0.68	0.67	0.67	0.71
Net investment income	2.12	2.01	2.01	1.50	1.44
Portfolio Turnover Rate	26%	33%	38%	52%	39%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$12.70	$12.39	$17.44	$14.67	$14.00

Income (Loss) from Operations:
Net investment income(1)	0.26	0.23	0.30	0.20	0.20
Net realized and unrealized gain (loss)	1.38	0.31	(4.65)	2.90	0.75

Total Income (Loss) from Operations	1.64	0.54	(4.35)	3.10	0.95

Less Distributions from:
Net investment income	(0.31)	(0.23)	(0.29)	(0.33)	(0.28)
Net realized gain	—	—	(0.41)	—	—

Total Distributions	(0.31)	(0.23)	(0.70)	(0.33)	(0.28)

Net Asset Value, End of Year	$14.03	$12.70	$12.39	$17.44	$14.67

Total Return†(2)	13.27%	4.64%	(25.82)%	21.28%	6.79%
Net Assets, End of Year (millions)	$499	$ 491	$481	$563	$548
Ratios to Average Net Assets:
Gross expenses	1.10%	1.15%	1.15%	1.12%	1.15%
Net expenses(3)	0.76	0.82	0.81	0.80	0.84
Net investment income	2.03	1.87	2.10	1.18	1.44
Portfolio Turnover Rate	26%	12%	14%	53%	23%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$6.75	$7.12	$8.39	$8.79	$8.42

Income (Loss) from Operations:
Net investment income(1)	0.27	0.25	0.14	0.13	0.19
Net realized and unrealized gain (loss)	0.20	(0.36)	(1.20)	(0.08)	0.42

Total Income (Loss) from Operations	0.47	(0.11)	(1.06)	0.05	0.61

Less Distributions from:
Net investment income	(0.30)	(0.25)	(0.16)	(0.17)	(0.22)
Tax return of capital	(0.00)	(0.01)	—	—	—
Net realized gain	—	—	(0.05)	(0.28)	(0.02)

Total Distributions	(0.30)	(0.26)	(0.21)	(0.45)	(0.24)

Net Asset Value, End of Year	$6.92	$6.75	$7.12	$8.39	$8.79

Total Return†(2)	6.97%	(1.60)%	(12.86)%	0.58%	7.46%
Net Assets, End of Year (millions)	$1,865	$1,796	$1,352	$1,311	$981
Ratios to Average Net Assets:
Gross expenses	0.53%	0.55%	0.56%	0.56%	0.58%
Net expenses(3)	0.48	0.52	0.53	0.54	0.56
Net investment income	4.00	3.65	1.85	1.57	2.27
Portfolio Turnover Rate	229%	254%	238%	227%	216%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$3.14	$3.14	$3.72	$3.61	$3.76

Income (Loss) from Operations:
Net investment income(1)	0.22	0.20	0.17	0.18	0.17
Net realized and unrealized gain (loss)	0.11	—	(0.56)	0.11	(0.15)

Total Income (Loss) from Operations	0.33	0.20	(0.39)	0.29	0.02

Less Distributions from:
Net investment income	(0.22)	(0.20)	(0.19)	(0.18)	(0.17)

Total Distributions	(0.22)	(0.20)	(0.19)	(0.18)	(0.17)

Net Asset Value, End of Year	$3.25	$3.14	$3.14	$3.72	$3.61

Total Return†(2)	10.96%	6.71%	(10.88)%	8.61%	0.14%
Net Assets, End of Year (millions)	$133	$128	$113	$213	$282
Ratios to Average Net Assets:
Gross expenses	1.05%	1.17%	1.07%	0.96%	1.07%
Net expenses(3)	0.85	0.97	0.87	0.76	0.86
Net investment income	6.80	6.30	4.88	4.79	4.85
Portfolio Turnover Rate	44%	25%	46%	117%	84%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$6.40	$7.00	$8.12	$8.03	$8.35

Income (Loss) from Operations:
Net investment income(1)	0.19	0.12	0.07	0.07	0.20
Net realized and unrealized gain (loss)	0.25	(0.13)	(0.98)	0.08	(0.15)

Total Income (Loss) from Operations	0.44	(0.01)	(0.91)	0.15	0.05

Less Distributions from:
Net investment income	(0.03)	(0.59)	(0.12)	—	(0.35)
Net realized gain	(0.03)	—	(0.09)	(0.06)	(0.02)

Total Distributions	(0.06)	(0.59)	(0.21)	(0.06)	(0.37)

Net Asset Value, End of Year	$6.78	$6.40	$7.00	$8.12	$8.03

Total Return†(2)	6.85%	(0.15)%	(11.54)%	1.86%	0.75%
Net Assets, End of Year (millions)	$179	$182	$171	$156	$135
Ratios to Average Net Assets:
Gross expenses(3)	0.97%	0.95%	0.93%	0.97%	1.16%
Net expenses(3)(4)	0.92	0.90	0.88	0.92	1.11
Net investment income	2.90	1.86	0.95	0.92	2.49
Portfolio Turnover Rate	328%	381%	312%	402%	437%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.01%, 0.00%, 0.00%, less than 0.005% and 0.09%, respectively.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.44	$8.55	$9.60	$9.53	$9.61

Income (Loss) from Operations:
Net investment income(1)	0.26	0.23	0.18	0.17	0.20
Net realized and unrealized gain (loss)	0.24	(0.12)	(1.03)	0.12	(0.01)

Total Income (Loss) from Operations	0.50	0.11	(0.85)	0.29	0.19

Less Distributions from:
Net investment income	(0.26)	(0.22)	(0.18)	(0.17)	(0.21)
Tax return of capital	(0.00)	—	—	—	—
Net realized gain	(0.04)	—	(0.02)	(0.05)	(0.06)

Total Distributions	(0.30)	(0.22)	(0.20)	(0.22)	(0.27)

Net Asset Value, End of Year	$8.64	$8.44	$8.55	$9.60	$9.53

Total Return†(2)	6.02%	1.35%	(8.91)%	3.07%	1.99%
Net Assets, End of Year (millions)	$90	$99	$87	$92	$69
Ratios to Average Net Assets:
Gross expenses	0.69%	0.76%	0.71%	0.73%	0.73%
Net expenses	0.69	0.76	0.71	0.73	0.73
Net investment income	3.01	2.66	1.99	1.79	2.16
Portfolio Turnover Rate	40%	28%	48%	7%	10%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$8.12	$9.17	$11.16	$11.13	$10.19

Income (Loss) from Operations:
Net investment income(1)	0.31	0.25	0.87	0.56	0.18
Net realized and unrealized gain (loss)	0.20	(0.65)	(1.54)	0.07	0.88

Total Income (Loss) from Operations	0.51	(0.40)	(0.67)	0.63	1.06

Less Distributions from:
Net investment income	(0.30)	(0.37)	(0.93)	(0.60)	(0.12)
Net realized gain	(0.06)	(0.28)	(0.39)	—	—

Total Distributions	(0.36)	(0.65)	(1.32)	(0.60)	(0.12)

Net Asset Value, End of Year	$8.27	$8.12	$9.17	$11.16	$11.13

Total Return†(2)	6.44%	(4.51)%	(6.55)%	5.87%	10.38%
Net Assets, End of Year (millions)	$147	$127	$102	$148	$156
Ratios to Average Net Assets:
Gross expenses(3)	2.54%	2.35%	1.08%	0.93%	1.27%
Net expenses(3)(4)	2.49	2.30	1.03	0.88	1.22
Net investment income	3.82	2.96	8.43	5.08	1.76
Portfolio Turnover Rate	121%	56%	57%	104%	193%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 1.67%, 1.32%, 0.17%, 0.03% and 0.35%, respectively.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$9.61	$9.69	$9.89	$9.99	$9.90

Income (Loss) from Operations:
Net investment income(1)	0.48	0.32	0.08	0.05	0.18
Net realized and unrealized gain (loss)	0.11	0.14	(0.17)	0.01	0.06

Total Income (Loss) from Operations	0.59	0.46	(0.09)	0.06	0.24

Less Distributions from:
Net investment income	(0.33)	(0.54)	(0.11)	(0.16)	(0.15)
Tax return of capital	(0.14)	—	—	—	—

Total Distributions	(0.47)	(0.54)	(0.11)	(0.16)	(0.15)

Net Asset Value, End of Year	$9.73	$9.61	$9.69	$9.89	$9.99

Total Return†(2)	6.28%	4.95%	(0.92)%	0.61%	2.36%
Net Assets, End of Year (millions)	$315	$309	$506	$442	$398
Ratios to Average Net Assets:
Gross expenses(3)	0.69%	0.81%	0.67%	0.67%	0.69%
Net expenses(3)(4)	0.54	0.76	0.62	0.62	0.64
Net investment income	4.98	3.34	0.79	0.50	1.78
Portfolio Turnover Rate	87%	42%	86%	55%	96%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.01%, 0.14%, 0.02%, less than 0.005% and 0.02%, respectively.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$10.24	$10.69	$10.99	$10.04	$10.10

Income (Loss) from Operations:
Net investment income(1)	0.34	0.38	0.20	0.13	0.15
Net realized and unrealized gain (loss)	0.52	(0.17)	(0.42)	0.91	0.10

Total Income (Loss) from Operations	0.86	0.21	(0.22)	1.04	0.25

Less Distributions from:
Net investment income	(0.33)	(0.64)	(0.07)	(0.09)	(0.28)
Net realized gain	—	(0.02)	(0.01)	—	(0.03)

Total Distributions	(0.33)	(0.66)	(0.08)	(0.09)	(0.31)

Net Asset Value, End of Year	$10.77	$10.24	$10.69	$10.99	$10.04

Total Return†(2)	8.65%	2.14%	(2.06)%	10.39%	2.61%
Net Assets, End of Year (millions)	$163	$157	$147	$119	$39
Ratios to Average Net Assets:
Gross expenses	1.39%	1.50%	1.59%	1.56%	1.85%
Net expenses(3)(4)	0.39	0.50	0.59	0.56	0.70
Net investment income	3.22	3.70	1.83	1.24	1.52
Portfolio Turnover Rate	13%	27%	18%	18%	34%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(3)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
(4)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Notes to Financial Statements

(continued)

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing

Notes to Financial Statements

(continued)

service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at August 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$221,678,630	*	$221,678,630	$—	$—	*
Consumer Discretionary	237,484,635		237,484,635	—	—
Consumer Staples	128,623,980		128,623,980	—	—
Energy	93,836,077		93,836,077	—	—
Financials	424,827,218		424,827,218	—	—
Health Care	331,347,537		331,347,537	—	—
Industrials	269,153,021		269,153,021	—	—
Information Technology	681,376,815		681,376,815	—	—
Materials	73,668,350		73,668,350	—	—
Real Estate	76,722,521		76,722,521	—	—
Utilities	54,811,760		54,811,760	—	—
Short-Term Investments:
Money Market Fund	1,082,000		1,082,000	—	—
Time Deposits	50,331,780		—	50,331,780	—

Total Investments, at Value	$2,644,944,324	*	$2,594,612,544	$50,331,780	$—	*

Securities Lending Transactions — Liabilities	$(1,082,000)		$—	$(1,082,000)	$—

Other Financial Instruments — Assets***
Futures Contracts	$572,799		$572,799	$—	$—

Total Other Financial Instruments — Assets	$572,799		$572,799	$—	$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$12,268,251	*	$12,268,251	$—	$—	*
Consumer Discretionary	54,403,841	*	54,403,841	—	—	*
Consumer Staples	11,446,775		11,446,775	—	—
Energy	23,119,637	*	23,119,637	—	—	*
Financials	70,495,385		70,495,385	—	—
Health Care	67,341,474		67,334,821	6,653	—
Industrials	93,995,528		93,995,528	—	—
Information Technology	72,103,474		72,103,474	—	—
Materials	22,101,198		22,098,259	2,939	—
Real Estate	24,481,483		24,481,483	—	—
Utilities	15,746,088		15,746,088	—	—
Warrants:
Health Care	818		—	818	—
Corporate Bond & Note	727,272		—	727,272	—
Short-Term Investments:
Money Market Fund	3,848,832		3,848,832	—	—
Time Deposits	8,439,082		—	8,439,082	—

Total Investments, at Value	$480,519,138	*	$471,342,374	$9,176,764	$—	*

Securities Lending Transactions — Liabilities	$(3,848,832)		$—	$(3,848,832)	$—

Other Financial Instruments — Assets***
Futures Contracts	$106,510		$106,510	$—	$—

Total Other Financial Instruments — Assets	$106,510		$106,510	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$149,693,485		$—	$149,693,485	$—
Germany	106,588,854		—	106,588,854	—
Japan	252,295,634		—	252,295,634	—
Netherlands	66,391,802		839,835	65,551,967	—
Switzerland	111,978,021		126,258	111,851,763	—
United Kingdom	219,583,957		1,928,256	217,655,701	—
Other Countries**	370,215,794		51,446,953	318,768,841	—
Preferred Stocks:
Germany	2,835,719		—	2,835,719	—
Open End Mutual Fund Security:
United States	1,585,112		1,585,112	—	—
Short-Term Investments:
Money Market Fund	11,934,844		11,934,844	—	—
Time Deposits	20,958,363		—	20,958,363	—

Total — Investments, at Value	$1,314,061,585		$67,861,258	$1,246,200,327	$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Security Lending Transactions — Liabilities	$(11,934,844)		$—	$(11,934,844)	$—

Other Financial Instruments — Asset***
Futures Contracts	$35,266		$35,266	$—	$—

Total Other Financial Instruments — Assets	$35,266		$35,266	$—	$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$103,833,827		$16,766,829	$87,066,996	$2
India	90,352,368		12,722,020	77,630,348	—
South Korea	53,633,858		19,468	53,614,390	—
Taiwan	77,911,396		17,108,531	60,802,865	—
Other Countries**	157,316,197	*	58,672,322	98,611,252	32,623	*
Preferred Stocks:
Brazil	2,793,924		2,793,924	—	—
Chile	144,625		144,625	—	—
Colombia	94,441		94,441	—	—
Mexico	254,710		254,710	—	—
Russia	850		—	—	850
South Korea	5,499,662		—	5,499,662	—
Rights:
Brazil	603		603	—	—
Saudi Arabia	29,333		—	29,333	—
Short-Term Investments:
Money Market Fund	3,648,467		3,648,467	—	—
Time Deposits	10,682,243		—	10,682,243	—

Total Investments, at Value	$506,196,504	*	$112,225,940	$393,937,089	$33,475	*

Security Lending Transactions — Liabilities	$(3,648,467)		$—	$(3,648,467)	$—

Other Financial Instruments — Assets***
Futures Contract	$8,519		$8,519	$—	$—

Total Other Financial Instruments — Assets	$8,519		$8,519	$—	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$577,220,151	*	$—	$577,220,151	$—	*
Mortgage-Backed Securities	527,066,614		—	527,066,614	—
U.S. Government Agencies & Obligations	404,115,715		—	404,115,715	—
Collateralized Mortgage Obligations	220,006,556		—	220,006,556	—
Sovereign Bonds	73,381,428		—	73,381,428	—
Asset-Backed Securities	15,818,466		—	15,818,466	—
Senior Loans	13,842,607		—	13,842,607	—
Municipal Bonds	3,076,866		—	3,076,866	—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Common Stock:
Telecommunications	$422,395	$—	$422,395	$—
Purchased Options	8,063	8,063	—	—
Short-Term Investments:
Time Deposits	109,431,312	—	109,431,312	—

Total Investments, at Value	$1,944,390,173 *	$8,063	$1,944,382,110	$—	*

Other Financial Instruments — Assets***
Futures Contracts	$934,175	$934,175	$—	$—
Forward Foreign Currency Contracts	1,374,834	—	1,374,834	—
Centrally Cleared Interest Rate Swaps	176,380	—	176,380	—
Centrally Cleared Credit Default Swaps	230,748	—	230,748	—

Total Other Financial Instruments — Assets	$2,716,137	$934,175	$1,781,962	$—

Other Financial Instruments — Liabilities***
Options Contracts Written	$(277,256)	$(277,256)	$—	$—
Futures Contracts	(2,198,100)	(2,198,100)	—	—
Forward Foreign Currency Contracts	(2,286,814)	—	(2,286,814)	—
OTC Interest Rate Swap	(782,669)	—	(782,669)	—
Centrally Cleared Interest Rate Swap	(1,431,221)	—	(1,431,221)	—

Total Other Financial — Instruments Liabilities	$(6,976,060)	$(2,475,356)	$(4,500,704)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$119,155,597 *	$—	$119,155,597	$—	*
Collateralized Mortgage Obligations	5,470,951	—	5,470,951	—
Senior Loans	3,148,964	—	3,148,964	—
Common Stocks:
Consumer Non-Cyclical	31,914	—	31,914	—
Energy	171,585	171,585	—	—
Sovereign Bond	44,422	—	44,422	—
Short-Term Investments:
Time Deposits	4,437,836	—	4,437,836	—

Total Investments, at Value	$132,461,269 *	$171,585	$132,289,684	$—	*

International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$58,556,889	$—	$58,556,889	$—
Sovereign Bonds:
Japan	15,493,336	—	15,493,336	—
Spain	8,880,684	—	8,880,684	—
Other Countries**	28,177,076	—	28,177,076	—
Collateralized Mortgage Obligations	30,854,119	—	30,854,119	—
Corporate Bonds & Notes:
Other Countries**	17,001,255	—	17,001,255	—
U.S. Government Obligations	14,497,491	—	14,497,491	—
Asset-Backed Securities	269,750	—	269,750	—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Purchased Options	$187,978	$—	$187,978	$—
Short-Term Investments:
Commercial Papers	699,417	—	699,417	—
Sovereign Bonds:
Japan	12,929,178	—	12,929,178	—
Time Deposits	3,966,106	—	3,966,106	—
U.S. Government Obligations	433,379	—	433,379	—

Total Investments, at Value	$191,946,658	$—	$191,946,658	$—

Other Financial Instruments — Assets***
Futures Contracts	$658,011	$658,011	$—	$—
Forward Foreign Currency Contracts	1,251,064	—	1,251,064	—
OTC Interest Rate Swaps	9,433	—	9,433	—
Centrally Cleared Interest Rate Swaps	2,798,819	—	2,798,819	—
OTC Credit Default Swap	10,004	—	10,004	—
Centrally Cleared Credit Default Swaps	74,807	—	74,807	—

Total Other Financial Instruments — Assets	$4,802,138	$658,011	$4,144,127	$—

Other Financial Instruments — Liabilities***
Options Contracts Written	$(126,300)	$—	$(126,300)	$—
Reverse Repurchase Agreement	(1,215,000)	—	(1,215,000)	—
Forward Sale Commitments	(32,819,271)	—	(32,819,271)	—
Futures Contracts	(177,671)	(177,671)	—	—
Forward Foreign Currency Contracts	(3,508,670)	—	(3,508,670)	—
OTC Total Return Swaps	(565,579)	—	(565,579)	—
OTC Interest Rate Swaps	(37,507)	—	(37,507)	—
Centrally Cleared Interest Rate Swaps	(2,507,559)	—	(2,507,559)	—
OTC Credit Default Swaps	(2,530)	—	(2,530)	—
Centrally Cleared Credit Default Swaps	(52,961)	—	(52,961)	—
OTC Cross Currency Swap	(1,255,324)	—	(1,255,324)	—

Total Other Financial Instruments —Liabilities	$(42,268,372)	$(177,671)	$(42,090,701)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$86,469,564	$—	$86,469,564	$—
Short-Term Investments:
Municipal Bonds	401,726	—	401,726	—
Time Deposits	2,982,381	—	2,982,381	—

Total Investments, at Value	$89,853,671	$—	$89,853,671	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$164,317,102	$—	$164,317,102	$—
Mortgage-Backed Securities	20,381,861	—	20,381,861	—
Collateralized Mortgage Obligations	18,617,115	—	18,617,115	—
Sovereign Bonds	6,924,053	—	6,924,053	—
Corporate Bonds & Notes	180,194	—	180,194	—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Short-Term Investments:
Time Deposits	$771,069	$—	$771,069	$—

Total Investments, at Value	$211,191,394	$—	$211,191,394	$—

Other Financial Instruments — Assets***
Futures Contracts	$199,859	$199,859	$—	$—
Forward Foreign Currency Contracts	49,852	—	49,852	—
Centrally Cleared Interest Rate Swaps	1,321,818	—	1,321,818	—
Centrally Cleared Inflation Rate Swaps	624,604	—	624,604	—

Total Other Financial Instruments — Assets	$2,196,133	$199,859	$1,996,274	$—

Other Financial Instruments — Liabilities***
Options Contracts Written	$(129,797)	$(1,603)	$(128,194)	$—
Reverse Repurchase Agreements	(78,274,263)	—	(78,274,263)	—
Futures Contracts	(87,900)	(87,900)	—	—
Forward Foreign Currency Contracts	(248,248)	—	(248,248)	—
Centrally Cleared Interest Rate Swaps	(338,909)	—	(338,909)	—
Centrally Cleared Inflation Rate Swaps	(1,292,296)	—	(1,292,296)	—

Total Other Financial Instruments —Liabilities	$(80,371,413)	$(89,503)	$(80,281,910)	$—

Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$148,502,516	$—	$148,502,516	$—
Collateralized Mortgage Obligations	72,785,913	—	72,785,913	—
Asset-Backed Securities	54,809,187	—	54,809,187	—
U.S. Government Agencies & Obligations	20,842,684	—	20,842,684	—
Mortgage-Backed Securities	7,976,068	—	7,976,068	—
Short-Term Investments:
Commercial Papers	3,597,004	—	3,597,004	—
Time Deposits	4,525,861	—	4,525,861	—
U.S. Government Obligations	20,583,298	—	20,583,298	—

Total Investments, at Value	$333,622,531	$—	$333,622,531	$—

Other Financial Instruments — Assets***
Futures Contracts	$67,477	$67,477	$—	$—

Total Other Financial Instruments — Assets	$67,477	$67,477	$—	$—

Other Financial Instruments — Liabilities***
Futures Contract	$(14,563)	$(14,563)	$—	$—

Total Other Financial Instruments —Liabilities	$(14,563)	$(14,563)	$—	$—

Notes to Financial Statements

(continued)

	Total Fair Value at August 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$161,668,797	$161,668,797	$—	$—

Total Investments, at Value	$161,668,797	$161,668,797	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.
***	Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written are shown at value.

There were no significant transfers in or out of level 3 for the year ended August 31, 2024 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the year-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they

Notes to Financial Statements

(continued)

may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at year-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from

Notes to Financial Statements

(continued)

investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

Notes to Financial Statements

(continued)

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Notes to Financial Statements

(continued)

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2024:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$572,799	$572,799

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$2,655,488	$2,655,488

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$173,047	$173,047

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$106,510	$106,510

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$105,940	$105,940

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$117,604	$117,604

Notes to Financial Statements

(continued)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$35,266	$35,266

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$215,872	$215,872
Forward foreign currency contracts	—	367	—	—	367

	$—	$367	$—	$215,872	$216,239

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$36,756	$36,756

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$8,519	$8,519

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$20,138	$20,138

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$18,485	$18,485

Notes to Financial Statements

(continued)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$8,063	$—	$—	$—	$8,063
Unrealized appreciation on open futures contracts (b)	934,175	—	—	—	934,175
Unrealized appreciation on forward foreign currency contracts (c)	—	1,374,834	—	—	1,374,834
Unrealized appreciation on centrally cleared swaps (f)	176,380	—	230,748	—	407,128

	$1,118,618	$1,374,834	$230,748	$—	$2,724,200

Liability derivatives
Options contracts written outstanding (a)	$277,256	$—	$—	$—	$277,256
Unrealized depreciation on open futures contracts (b)	2,198,100	—	—	—	2,198,100
Unrealized depreciation on forward foreign currency contracts (a)	—	2,286,814	—	—	2,286,814
Unrealized depreciation on centrally cleared swaps (f)	1,431,221	—	—	—	1,431,221
Unrealized depreciation on OTC swaps (a)	782,669	—	—	—	782,669

	$4,689,246	$2,286,814	$—	$—	$6,976,060

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(4,328,895)	$(177,518)	$—	$—	$(4,506,413)
Futures contracts.	738,963	—	—	—	738,963
Options contracts written	5,445,391	12,412	—	—	5,457,803
Swap contracts	5,726,129	—	697,192	—	6,423,321
Forward foreign currency contracts	—	(1,319,343)	—	—	(1,319,343)

	$7,581,588	$(1,484,449)	$697,192	$—	$6,794,331

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$303,781	$37,700	$—	$—	$341,481
Futures contracts.	(3,428,915)	—	—	—	(3,428,915)
Options contracts written	(609,116)	—	—	—	(609,116)
Swap contracts	(6,470,885)	—	(53,459)	—	(6,524,344)
Forward foreign currency contracts	—	(82,190)	—	—	(82,190)

	$(10,205,135)	$(44,490)	$(53,459)	$—	$(10,303,084)

Notes to Financial Statements

(continued)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$171,329	$16,649	$—	$—	$187,978
Unrealized appreciation on open futures contracts (b)	658,011	—	—	—	658,011
Unrealized appreciation on forward foreign currency contracts (c) .	—	1,251,064	—	—	1,251,064
Unrealized appreciation on centrally cleared swaps (f)	2,798,819	—	74,807	—	2,873,626
Unrealized appreciation on OTC swaps (c)	9,433	—	10,004	—	19,437

	$3,637,592	$1,267,713	$84,811	$—	$4,990,116

Liability derivatives
Options contracts written outstanding (a)	$126,300	$—	$—	$—	$126,300
Unrealized depreciation on open futures contracts (b)	177,671	—	—	—	177,671
Unrealized depreciation on forward foreign currency contracts (a)	—	3,508,670	—	—	3,508,670
Unrealized depreciation on centrally cleared swaps (f)	2,507,559	—	52,961	—	2,560,520
Unrealized depreciation on OTC swaps (a)	603,086	1,255,324	2,530	—	1,860,940

	$3,414,616	$4,763,994	$55,491	$—	$8,234,101

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options.	$(104,870)	$(6,058)	$—	$—	$(110,928)
Futures contracts.	374,197	—	—	—	374,197
Options contracts written	356,636	16,713	—	—	373,349
Swap contracts	(1,810,844)	1,009,879	138,925	(715,591)	(1,377,631)
Forward foreign currency contracts	—	8,304,179	—	—	8,304,179

	$(1,184,881)	$9,324,713	$138,925	$(715,591)	$7,563,166

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(93,077)	$(16,896)	$—	$—	$(109,973)
Futures contracts.	693,925	—	—	—	693,925
Options contracts written	211,677	—	—	—	211,677
Swap contracts	2,611,814	(1,174,483)	2,467	—	1,439,798
Forward foreign currency contracts	—	(5,405,177)	—	—	(5,405,177)

	$3,424,339	$(6,596,556)	$2,467	$—	$(3,169,750)

Notes to Financial Statements

(continued)

Municipal Bond Fund

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(39,655)	$—	$—	$—	$(39,655)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$22,255	$—	$—	$—	$22,255

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$199,859	$—	$—	$—	$199,859
Unrealized appreciation on forward foreign currency contracts (c)	—	49,852	—	—	49,852
Unrealized appreciation on centrally cleared swaps (f)	1,946,422	—	—	—	1,946,422

	$2,146,281	$49,852	$—	$—	$2,196,133

Liability derivatives
Options contracts written outstanding (a)	$129,797	$—	$—	$—	$129,797
Unrealized depreciation on open futures contracts (b)	87,900	—	—	—	87,900
Unrealized depreciation on forward foreign currency contracts (a)	—	248,248	—	—	248,248
Unrealized depreciation on centrally cleared swaps (f)	1,631,205	—	—	—	1,631,205

	$1,848,902	$248,248	$—	$—	$2,097,150

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(68,276)	$—	$—	$—	$(68,276)
Futures contracts	(279,568)	—	—	—	(279,568)
Options contracts written	306,904	—	—	—	306,904
Swap contracts	(7,891)	—	83	—	(7,808)
Forward foreign currency contracts	—	578,184	—	—	578,184

	$(48,831)	$578,184	$83	$—	$529,436

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(236,771)	$—	$—	$—	$(236,771)
Futures contracts	185,781	—	—	—	185,781
Options contracts written	383,422	—	—	—	383,422
Swap contracts	229,761	—	(14)	—	229,747
Forward foreign currency contracts	—	(469,417)	—	—	(469,417)

	$562,193	$(469,417)	$(14)	$—	$92,762

Notes to Financial Statements

(continued)

Ultra-Short Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$67,477	$—	$—	$—	$67,477

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$14,563	$—	$—	$—	$14,563

Effect of Derivative Instruments on the Statements of Operations for the Year Ended August 31, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(746,439)	$—	$—	$—	$(746,439)
Swap contracts	(102,194)	—	(281,093)	—	(383,287)
Forward foreign currency contracts	—	2,231,075	—	—	2,231,075

	$(848,633)	$2,231,075	$(281,093)	$—	$1,101,349

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$294,180	$—	$—	$—	$294,180
Swap contracts	—	—	357,055	—	357,055
Forward foreign currency contracts	—	(865,197)	—	—	(865,197)

	$294,180	$(865,197)	$357,055	$—	$(213,962)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from unaffiliated investments, futures contracts, options contracts written, swap contracts or forward foreign currency contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the year ended August 31, 2024 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$16,815,468

Notes to Financial Statements

(continued)

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,857,796

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,214,743

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$666,809

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$186,220	$11,962	$—	$—
Futures contracts	735,821,884	—	—	—
Option contracts written	342,671	3,043	—	—
Swap contracts	78,082,123	—	45,294,013	—
Forward foreign currency contracts	—	93,590,688	—	—

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$189,969	$20,845	$—	$—
Futures contracts	190,390,343	—	—	—
Option contracts written	215,612	2,539	—	—
Swap contracts	407,695,218	11,577,275	42,418,388	—
Forward foreign currency contracts	—	234,742,682	—	—

Municipal Bond Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$810,387	$—	$—	$—

Notes to Financial Statements

(continued)

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$85,692	$—	$—	$—
Futures contracts	58,445,939	—	—	—
Option contracts written	280,646	—	—	—
Swap contracts	76,746,442	—	30,769	—
Forward foreign currency contracts	—	28,873,134	—	—

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$67,448,963	$—	$—	$—
Swap contracts	—	—	5,400,000	—
Forward foreign currency contracts	—	25,956,422	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not

Notes to Financial Statements

(continued)

provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2024:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$1,411,251	$—	$(1,411,251)	$0
Small-Mid Cap Equity Fund	4,242,817	—	(4,242,817)	0
International Equity Fund	20,261,565	—	(20,261,565)	0
Emerging Markets Equity Fund	4,752,230	—	(4,752,230)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $1,082,000, $3,848,832, $11,934,844 and $3,648,467, respectively, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $359,056, $451,078, $8,988,523 and $1,190,470, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024:

	Remaining Contractual Maturity of the Agreements As of August 31, 2024
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$1,082,000	$—	$—	$—	$1,082,000

Total Borrowings	$1,082,000	$—	$—	$—	$1,082,000

Gross amount of recognized liabilities for securities lending transactions					$1,082,000

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$3,848,832	$—	$—	$—	$3,848,832

Total Borrowings	$3,848,832	$—	$—	$—	$3,848,832

Gross amount of recognized liabilities for securities lending transactions					$3,848,832

International Equity Fund
Securities Lending Transactions
Common Stocks	$11,934,844	$—	$—	$—	$11,934,844

Total Borrowings	$11,934,844	$—	$—	$—	$11,934,844

Gross amount of recognized liabilities for securities lending transactions					$11,934,844

Notes to Financial Statements

(continued)

	Remaining Contractual Maturity of the Agreements As of August 31, 2024
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$3,648,467	$—	$—	$—	$3,648,467

Total Borrowings	$3,648,467	$—	$—	$—	$3,648,467

Gross amount of recognized liabilities for securities lending transactions					$3,648,467

International Fixed Income Fund
Reverse Repurchase Agreement Transactions
U.S. Government Obligations	$—	$1,215,000	$—	$—	$1,215,000

Sale-Buyback Transactions
U.S. Government Obligations	$—	$572,413	$—	$—	$572,413

Total Borrowings	$—	$1,787,413	$—	$—	$1,787,413

Gross amount of recognized liabilities for reverse repurchase agreement transactions					$1,215,000

Gross amount of recognized liabilities for sale-buyback transactions					$572,413

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$78,274,263	$—	$—	$78,274,263

Total Borrowings	$—	$78,274,263	$—	$—	$78,274,263

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$78,274,263

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments, at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount

Notes to Financial Statements

(continued)

of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and

Notes to Financial Statements

(continued)

global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Notes to Financial Statements

(continued)

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2023 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Fund	Distributable earnings/ (losses)	Paid-in-capital
Large Cap Equity Fund	$—	$—
Small-Mid Cap Equity Fund	—	—
International Equity Fund	—	—
Emerging Markets Fund	—	—
Core Fixed Income Fund	—	—
High Yield Fund	—	—
International Fixed Income Fund	—	—
Municipal Bond Fund	39,392	(39,392)
Inflation-Linked Fixed Income Fund	—	—
Ultra-Short Term Fixed Income Fund	—	—
Alternative Strategies Fund	1,621	(1,621)

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. The Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other

Notes to Financial Statements

(continued)

Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at the borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of August 31, 2024.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the year ended August 31, 2024, the International Fixed Income Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at August 31, 2024, and the average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the year ended August 31, 2024, were as following:

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for investments purchased	$572,413	$—	$—
Average amount borrowed	3,125	2,139,369	5,562
Interest expense	—	118,045	312
Weighted average interest rate	5.56%	5.50%	5.60%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the year ended August 31, 2024, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between each Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of year end is disclosed in each Fund’s Schedule of Investments.

Notes to Financial Statements

(continued)

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at August 31, 2024 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of August 31, 2024 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of August 31, 2024.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2024:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabiliites Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$1,374,834		$(2,286,814)
Swap contracts	—		(782,669)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,374,834		$(3,069,483)

International Fixed Income Fund:
Forward foreign currency contracts	$1,251,064		$(3,508,670)
Option contracts	187,978	(b)	(126,300)

Notes to Financial Statements

(continued)

	Assets	Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabiliites Presented in the Statements of Assets and Liabilities
Swap contracts	$19,437	$(1,860,940)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,458,479	$(5,495,910)

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$49,852	$(248,248)
Option contracts	—	(128,194)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$49,852	$(376,442)

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2024:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$1,214,276	$(1,214,276)	$—	$0
Goldman Sachs & Co.	160,558	(160,558)	—	0

Total over-the-counter derivative instruments	$1,374,834	$(1,374,834)	$—	$0

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$1,574,188	$(1,214,276)	$—	$359,912
Goldman Sachs & Co.	1,495,295	(160,558)	—	1,334,737

Total over-the-counter derivative instruments	$3,069,483	$(1,374,834)	$—	$1,694,649

Notes to Financial Statements

(continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$32,249	$(32,249)	$—	$0
Barclays Bank PLC	113,386	(113,386)	—	0
BNP Paribas SA	370,368	(370,368)	—	0
Deutsche Bank AG	42,473	(29,221)	—	13,252
Goldman Sachs & Co.	279,548	(279,548)	—	0
HSBC Bank USA	261,458	(261,458)	—	0
JPMorgan Chase & Co.	211,825	(211,825)	—	0
Societe Generale SA	947	—	—	947
Standard Chartered Bank	107,222	(107,222)	—	0
UBS Securities LLC	39,003	(22,508)	—	16,495

Total over-the-counter derivative instruments	$1,458,479	$(1,427,785)	$—	$30,694

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$83,483	$(32,249)	$—	$51,234
Barclays Bank PLC	1,004,927	(113,386)	—	891,541
BNP Paribas SA	1,192,312	(370,368)	—	821,944
Deutsche Bank AG	29,221	(29,221)	—	0
Goldman Sachs & Co.	1,511,058	(279,548)	—	1,231,510
HSBC Bank USA	306,172	(261,458)	—	44,714
JPMorgan Chase & Co.	677,071	(211,825)	—	465,246
NatWest Markets PLC	333	—	—	333
Standard Chartered Bank	668,825	(107,222)	—	561,603
UBS Securities LLC	22,508	(22,508)	—	0

Total over-the-counter derivative instruments	$5,495,910	$(1,427,785)	$—	$4,068,125

Notes to Financial Statements

(continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$748	$(748)	$—	$0
BNP Paribas SA	9,314	(9,314)	—	0
HSBC Bank USA	5,927	(5,927)	—	0
JPMorgan Chase & Co.	209	(207)	—	2
Standard Chartered Bank	33,654	(33,654)	—	0

Total over-the-counter derivative instruments	$49,852	$(49,850)	$—	$2

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$157,034	$(748)	$—	$156,286
BNP Paribas SA	45,352	(9,314)	—	36,038
Deutsche Bank AG	1,992	—	—	1,992
HSBC Bank USA	18,513	(5,927)	—	12,586
JPMorgan Chase & Co.	207	(207)	—	0
Standard Chartered Bank	153,344	(33,654)	—	119,690

Total over-the-counter derivative instruments	$376,442	$(49,850)	$—	$326,592

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. These fee waivers and/or reimbursements will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

Notes to Financial Statements

(continued)

In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Alternative Strategies Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Alternative Strategies Fund’s business), from exceeding 0.70%.

This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the year ended August 31, 2024 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.12%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.25%	0.20%	0.80%
International Equity Fund	0.29%	0.20%	0.70%
Emerging Markets Equity Fund	0.36%	0.20%	0.90%
Core Fixed Income Fund	0.15%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.16%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the year ended August 31, 2024, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$6,124,152
Small-Mid Cap Equity Fund	1,648,409
International Equity Fund	2,648,942
Emerging Markets Equity Fund	1,555,824
Core Fixed Income Fund	985,566
High Yield Fund	264,609
International Fixed Income Fund	96,719
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	68,041
Ultra-Short Term Fixed Income Fund	454,874
Alternative Strategies Fund	1,619,216

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

Notes to Financial Statements

(continued)

For the year ended August 31, 2024, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$2,494
Small-Mid Cap Equity Fund	6,446
International Equity Fund	—
Emerging Markets Equity Fund	1,132
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Trust’s Chief Compliance Officer.

For the year ended August 31, 2024, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of August 31, 2024
Morgan Stanley	$2,498,471	$823,503	$(112,092)	$545	$642,414	$117,972	$3,852,841

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Loss on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of August 31, 2024
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$497,004	$—	$(500,000)	$(13,418)	$16,414	$1,515	$—
Series 2016-C28, Class A3, 3.272% due 1/15/49	481,365	—	(493,592)	(49,375)	61,602	5,958	—

Total	$978,369	$—	$(993,592)	$(62,793)	$78,016	$7,473	$—

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of August 31, 2024
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.292% (1-Month Term SOFR + 1.014%) due 5/25/34	$391,211	$—	$(38,601)	$89	$18,261	$381	$17,739	$371,341

Notes to Financial Statements

(continued)

3. Investments

During the year ended August 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$874,401,062	$518,721,959	$—	$—
Small-Mid Cap Equity Fund	256,208,056	313,454,924	—	—
International Equity Fund	307,054,678	347,201,598	—	—
Emerging Markets Fund	109,810,008	139,832,579	—	—
Core Fixed Income Fund	763,391,211	747,019,635	3,296,404,043	3,400,209,055
High Yield Fund	55,606,621	54,986,033	—	—
International Fixed Income Fund	77,830,371	38,010,600	498,835,621	491,589,363
Municipal Bond Fund	35,980,788	43,737,811	—	—
Inflation-Linked Fixed Income Fund	7,552,842	5,721,569	247,884,695	213,642,276
Ultra-Short Term Fixed Income Fund	170,314,844	189,823,680	44,224,397	38,110,037
Alternative Strategies Fund	20,189,190	21,178,475	—	—

The cost of investments for federal income tax purposes and gross unrealized appreciation and unrealized depreciation at August 31, 2024 have been disclosed under the respective Schedule of Investments.

4. Shares of Beneficial Interest

At August 31, 2024, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2024, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Year Ended August 31, 2024	Year Ended August 31, 2023
Large Cap Equity Fund
Shares sold	34,805,714	18,469,176
Shares issued on reinvestment	5,516,055	7,460,910
Shares repurchased	(20,142,665)	(23,745,026)

Net Increase	20,179,104	2,185,060

Small-Mid Cap Equity Fund
Shares sold	7,385,124	7,404,122
Shares issued on reinvestment	297,643	3,585,089
Shares repurchased	(12,137,440)	(12,795,923)

Net Decrease	(4,454,673)	(1,806,712)

International Equity Fund
Shares sold	19,960,222	16,201,245
Shares issued on reinvestment	1,958,952	5,011,817
Shares repurchased	(25,387,585)	(33,283,333)

Net Decrease	(3,468,411)	(12,070,271)

Notes to Financial Statements

(continued)

	Year Ended August 31, 2024	Year Ended August 31, 2023

Emerging Markets Equity Fund
Shares sold	10,561,701	8,015,619
Shares issued on reinvestment	823,359	742,139
Shares repurchased	(14,442,840)	(8,963,635)

Net Decrease	(3,057,780)	(205,877)

Core Fixed Income Fund
Shares sold	71,305,055	110,298,590
Shares issued on reinvestment	11,954,712	8,433,319
Shares repurchased	(79,469,989)	(42,748,179)

Net Increase	3,789,778	75,983,730

High Yield Fund
Shares sold	10,313,895	11,080,666
Shares issued on reinvestment	2,864,296	2,401,958
Shares repurchased	(12,884,403)	(8,554,883)

Net Increase	293,788	4,927,741

International Fixed Income Fund
Shares sold	7,770,890	8,325,207
Shares issued on reinvestment	242,360	2,189,684
Shares repurchased	(10,035,865)	(6,560,659)

Net Increase (Decrease)	(2,022,615)	3,954,232

Municipal Bond Fund
Shares sold	2,181,628	5,121,639
Shares issued on reinvestment	391,076	284,259
Shares repurchased	(3,802,599)	(3,889,936)

Net Increase (Decrease)	(1,229,895)	1,515,962

Inflation-Linked Fixed Income Fund
Shares sold	5,369,255	6,417,650
Shares issued on reinvestment	706,207	892,180
Shares repurchased	(3,929,674)	(2,807,002)

Net Increase	2,145,788	4,502,828

Ultra-Short Term Fixed Income Fund
Shares sold	10,143,636	11,821,458
Shares issued on reinvestment	1,584,409	2,362,164
Shares repurchased	(11,416,637)	(34,280,332)

Net Increase (Decrease)	311,408	(20,096,710)

Alternative Strategies Fund
Shares sold	4,786,165	5,357,578
Shares issued on reinvestment	493,308	938,002
Shares repurchased	(5,474,553)	(4,685,445)

Net Increase (Decrease)	(195,080)	1,610,135

Notes to Financial Statements

(continued)

5. Dividend and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended August 31, 2024, was as follows:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—
Tax Return of Capital	—	—	—	—
Ordinary Income	18,988,775	4,637,293	25,231,455	10,119,149
Net Long-term Capital Gains	96,903,681	—	—	—

Total Distributions Paid	$115,892,456	$4,637,293	$25,231,455	$10,119,149

	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$3,034,578
Tax Return of Capital	937,998	—	—	39,392
Ordinary Income	79,434,988	9,093,545	1,577,786	256,355
Net Long-term Capital Gains	—	—	—	—

Total Distributions Paid	$80,372,986	$9,093,545	$1,577,786	$3,330,325

		Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Distributions paid from:
Tax Exempt		$—	$—	$—
Tax Return of Capital		—	4,497,656	—
Ordinary Income		4,043,963	10,854,653	5,012,008
Net Long-term Capital Gains		1,630,339	—	—

Total Distributions Paid		$5,674,302	$15,352,309	$5,012,008

The tax character of distributions paid during the fiscal year ended August 31, 2023, was as follows:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—
Tax Return of Capital	—	—	—	—
Ordinary Income	14,908,275	3,371,402	21,669,734	8,935,779
Net Long-term Capital Gains	127,224,280	49,796,126	36,118,529	—

Total Distributions Paid	$142,132,555	$53,167,528	$57,788,263	$8,935,779

Notes to Financial Statements

(continued)

	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$2,183,861
Tax Return of Capital	2,151,201	—	—	—
Ordinary Income	55,626,492	7,405,135	14,058,663	224,832
Net Long-term Capital Gains	—	—	—	—

Total Distributions Paid	$57,777,693	$7,405,135	$14,058,663	$2,408,693

		Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Distributions paid from:
Tax Exempt		$—	$—	$—
Tax Return of Capital		—	—	—
Ordinary Income		5,524,872	22,018,011	8,997,740
Net Long-term Capital Gains		1,870,229	—	354,140

Total Distributions Paid		$7,395,101	$22,018,011	$9,351,880

As of August 31, 2024, the components of distributable earnings/(losses) - net on a tax basis were as follows:

	Large Cap Equity Fund		Small-Mid Cap Equity Fund		International Equity Fund		Emerging Markets Equity Fund
Undistributed ordinary income - net	$28,595,495		$3,752,124		$34,060,335		$10,763,357
Undistributed long-term capital gains - net	66,761,308		50,033,293		29,479,064		—
Undistributed tax-exempt income - net	—		—		—		—

Total undistributed earnings	95,356,803		53,785,417		63,539,399		10,763,357
Capital loss carryforward	—		—		—		(51,934,679)
Other book/tax temporary differences	(1,090	)(a)	(1	)(a)	(905	)(a)	8	(a)
Unrealized appreciation/(depreciation)	1,137,874,750		111,479,624		292,015,709		74,729,238

Total distributable earnings/(losses) - net	$1,233,230,464		$165,265,040		$355,554,203		$33,557,924

Notes to Financial Statements

(continued)

	Core Fixed Income Fund		High Yield Fund		International Fixed Income Fund		Municipal Bond Fund
Undistributed ordinary income - net	$—		$1,502,883		$—		$—
Undistributed long-term capital gains - net	—		—		—		—
Undistributed tax-exempt income - net	—		—		—		—

Total undistributed earnings	—		1,502,883		—		—
Capital loss carryforward	(172,206,944)		(21,742,930)		(5,130,800)		(6,193,384)
Other book/tax temporary differences	(940,386	)(a)	1	(a)	(400,394	)(a)	—
Unrealized appreciation/(depreciation)	(56,229,835)		(2,926,683)		(17,933,914)		1,304,508

Total distributable earnings/(losses) - net	$(229,377,165)		$(23,166,729)		$(23,465,108)		$(4,888,876)

			Inflation- Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
Undistributed ordinary income - net			$—		$—		$2,101,028
Undistributed long-term capital gains - net			—		—		—
Undistributed tax-exempt income - net			—		—		—

Total undistributed earnings			—		—		2,101,028
Capital loss carryforward			—		(15,511,414)		(593,667)
Other book/tax temporary differences			(4,263,671	)(a)	(2	)(a)	(1	)(a)
Unrealized appreciation/(depreciation)			(11,651,142)		426,052		4,118,670

Total distributable earnings/(losses) - net			$(15,914,813)		$(15,085,364)		$5,626,030

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, tax cost adjustments related to partnerships, forwards, futures, options, swaps, Return of Capital (ROC) dividends received, real estate investments, interest accrual on defaulted bonds, the difference between book and tax amortization methods for premiums on fixed income securities, and/or the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

6. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2024, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund
Short Term	$—	$—	$—	$6,422,648	$47,020,845	$2,842,097
Long Term	—	—	—	45,512,031	125,186,099	18,900,833

Total	$—	$—	$—	$51,934,679	$172,206,944	$21,742,930

		International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term		$3,448,042	$2,530,100	$—	$15,511,414	$79,751
Long Term		1,682,758	3,663,284	—	—	513,916

Total		$5,130,800	$6,193,384	$—	$15,511,414	$593,667

Notes to Financial Statements

(continued)

During the year ended August 31, 2024, the following Funds utilized capital loss carryforwards:

	Small-Mid Cap Equity Fund	International Equity Fund	Core Fixed Income Fund	High Yield Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term	$4,382,556	$—	$2,162,657	$97,513	$—	$124,517
Long Term	—	16,169,736	—	—	5,500,790	352,246

Total . . . . . . .	$4,382,556	$16,169,736	$2,162,657	$97,513	$5,500,790	$476,763

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds’ next taxable year. For the year ended August 31, 2024, the Funds intend to defer to September 1, 2024, for U.S. federal income tax purposes, the following losses:

	Core Fixed Income Fund	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Ordinary Late Year Losses	$—	$—	$—
Short-Term Post-October Loss	—	—	(632,409)
Long-Term Post-October Loss	—	—	4,896,078
Specified Late Year Loss	940,388	400,393	—

Total	$940,388	$400,393	$4,263,669

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements other than the information below.

Subsequent to August 31, 2024, the Funds made the following distributions per share:

Record Date - Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
9/1/24-9/30/24	$0.027003	$0.019403	$0.023445	$0.016618	$0.041067

The Board has approved an agreement and plan of reorganization providing for the reorganizations (each, a “Reorganization”) of the Large Cap Equity Fund and Small-Mid Cap Equity Fund (each, a “Target Fund”) into the Large Cap Equity ETF and Small-Mid Cap Equity ETF, respectively (each, an “Acquiring ETF”), each a newly-created series of the Trust that will operate as a fully transparent and actively managed exchange-traded fund. Each Reorganization is currently expected to close immediately prior to the open of trading on the New York Stock Exchange on November 18, 2024. Upon closing of the Reorganization, Target Fund shareholders will receive ETF shares of the Acquiring ETF in exchange for their shares of the Target Fund. The net asset value of a shareholder’s investment is not expected to change as a result of the Reorganizations. In addition, prior to the Reorganizations, shareholders will receive cash equal to the net asset value of any fractional shares of a Target Fund held by the shareholder at such time.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of

Morgan Stanley Pathway Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Morgan Stanley Pathway Funds (the “Funds”) comprising the Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund, and Alternative Strategies Fund, including the schedules of investments, as of August 31, 2024, the related statements of operations for the year then ended, the related statements of cash flows for International Fixed Income Fund and Inflation-Linked Fixed Income Fund for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds comprising Morgan Stanley Pathway Funds as of August 31, 2024, and the results of their operations for the year then ended, the cash flows for International Fixed Income Fund and Inflation-Linked Fixed Income Fund for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, transfer agents, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 25, 2024

We have served as the auditor of one or more Morgan Stanley Pathway Funds investment companies since 2009.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement with respect to each Fund, except the Alternative Strategies Fund, dated as of October 28, 2009 (the “Management Agreement”), and an investment advisory agreement with respect to the Alternative Strategies Fund, dated as of December 20, 2017 (the “IM Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement and IM Agreement, the “Agreements”) between the Manager and each of the Sub-advisers. Pursuant to the IM Agreement, the Manager serves as the investment adviser for the Alternative Strategies Fund.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

At an in-person meeting held on May 21 and May 22, 2024 (the “Meeting”), the Board, including a majority of the Independent Trustees, approved the continuance of the Agreements for an additional year. In connection with the Meeting and at other meetings during the course of the year, the Independent Trustees requested and received information from the Manager and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and Sub-advisers under the Agreements. The information received and considered by the Independent Trustees both in conjunction with the Meeting and throughout the year was both written and oral. The Independent Trustees were assisted in their reviews by Fund counsel and independent legal counsel (“Independent Counsel”) and met with Independent Counsel in executive sessions separate from representatives of the Manager and the Sub-advisers. In addition to the Management Agreement and the IM Agreement, the Board approved at the Meeting the Subadvisory Agreements with the following Sub-advisers on behalf of the indicated Fund to continue for another year:

Sub-adviser Name	Fund(s) Serviced

The Consulting Group, Consulting Group Advisory Services LLC	♦ Alternative Strategies Fund

AllianceBernstein L.P.	♦ Small-Mid Cap Equity Fund

Allspring Global Investments	♦ Core Fixed Income Fund

BlackRock Financial Management, Inc.	♦ Large Cap Equity Fund ♦ Small-Mid Cap Equity Fund ♦ International Equity Fund ♦ Emerging Markets Equity Fund ♦ Core Fixed Income Fund ♦ Municipal Bond Fund

Causeway Capital Management LLC	♦ International Equity Fund

ClearBridge Investments, LLC	♦ Large Cap Equity Fund

Great Lakes Advisors, LLC	♦ Large Cap Equity Fund

Lazard Asset Management, LLC	♦ Emerging Markets Equity Fund

Martin Currie Inc.	♦ Emerging Markets Equity Fund

Neuberger Berman Investment Advisers LLC	♦ Small-Mid Cap Equity Fund

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Sub-adviser Name	Fund(s) Serviced

Pacific Investment Management Company LLC	♦ International Fixed Income Fund ♦ Inflation-Linked Fixed Income Fund ♦ Ultra-Short Term Fixed Income Fund

PineBridge Investments LLC	♦ High Yield Fund

Principal Asset Management	♦ Large Cap Equity Fund

Schroders Investment Management North America Inc.	♦ International Equity Fund

Van Eck Associates Corporation	♦ Emerging Markets Equity Fund

Victory Capital Management, Inc.	♦ International Equity Fund

Walter Scott & Partners Limited	♦ International Equity Fund

Western Asset Management Company	♦ Core Fixed Income Fund ♦ High Yield Fund

Westfield Capital Management Co., L.P.	♦ Small-Mid Cap Equity Fund

In voting to approve the Agreements at the Meeting, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services Provided Under the Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advisers under the respective Agreements during the Meeting and during the past year. The Independent Trustees considered information regarding the process by which the Manager selected and recommended the Sub-advisers for Board approval and the Manager’s supervisory activities over the Sub-advisers. The Independent Trustees noted that the Manager monitors and evaluates the performance of each Fund’s Sub-advisers, including the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the relevant Fund. The Board also received a description of the administrative and other services rendered to the Trust and its shareholders during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Trust’s affairs and its role in coordinating the activities of the Sub-advisers and the Trust’s other service providers. The Board considered each Sub-adviser’s specific responsibilities in all aspects of the day-to-day management of the portion of the respective Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the segment of the Fund’s assets managed by the respective Sub-adviser, and other key personnel at the Sub-adviser. The Board considered each Sub-adviser’s investment process and capabilities, evaluating, if applicable, how the Sub-adviser complemented each of the other Sub-advisers, if any, to the respective Fund. With respect to the Alternative Strategies Fund, the Independent Trustees considered the Manager’s investment process and capabilities managing assets and the Manager’s specific responsibilities in all aspects of day-to-day management of the Fund’s assets, as well as the qualification, experience and responsibilities of the person who serves as the portfolio manager for the Alternative Strategies Fund.

The Independent Trustees also discussed the acceptability of the terms of the Management Agreement, IM Agreement and Sub-Advisory Agreements. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services provided to the Funds by the Sub-advisers. The Board also reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including those specific to the Manager providing day-to-day management of the Alternative Strategies Fund’s assets, and those of each Sub-adviser.

During the course of the year and at the Meeting, the Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior personnel and the portfolio management team primarily responsible for the management of the Funds and the selection and evaluation of Sub-Advisers. The Board also considered the Manager’s and the Sub-advisers’ brokerage policies and practices, transaction execution standards, policies and practices regarding soft dollars, and quality controls applicable to brokerage

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

allocation procedures. The Board also considered the risks associated with the Trust borne by the Manager and its affiliates (such as entrepreneurial, operational and regulatory risk), as well as the Manager’s risk management processes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement, IM Agreement and Subadvisory Agreements were adequate and appropriate.

Fund Performance

As to each Fund, the Board received and considered performance information for the Fund and for all retail and institutional funds, regardless of asset size or primary channel of distribution, in the Fund’s Lipper category (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper. As to each Fund, the Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Fund’s Performance Universe. It was noted that, while the Board has found the Broadridge data generally useful, the Trustees recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with advisory personnel of the Trust at periodic intervals throughout the year information on the investment performance of each Fund in comparison to similar mutual funds and benchmark performance indices. As to each Sub-adviser, the Board received and considered performance information provided by the Manager for the Sub-adviser managing the portion of the respective Fund’s assets allocated to it. In addition, the Board considered the Funds’ performance in light of overall financial market conditions.

The Board received information from management regarding the Sub-advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approvals), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy employed by each Sub-adviser in the management of the applicable Funds’ assets. The Board discussed the reputation and experience of the Sub-advisers, their portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-Advisory Agreements.

The Trustees determined to continue to evaluate the Funds’ performance and that of their respective Sub-advisers, as applicable, and to continue to periodically review Fund performance with the Manager.

Management Fees and Expense Ratios

As to each Fund, the Board reviewed and considered the contractual management fee rate (“Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-advisers, respectively. The Board also reviewed and considered the actual management fee rate (“Actual Management Fee”) paid by each Fund over the Fund’s last fiscal year which included reductions for fee waiver and/or expense reimbursement arrangements that were in effect for the Fund, which reduced the management fee paid to the Manager. The Board noted that the Manager has contractually agreed to waive fees and reimburse expenses in order to keep each Fund’s management fees from exceeding the total amount of sub-advisory fees, if any, paid by the Manager plus 0.20% based on average net assets of the Fund. The Board also noted that the compensation paid to the Sub-advisers is paid by the Manager, not the applicable Funds, and, accordingly, that the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by such Funds and their shareholders. The Board also reviewed with management the scope of services provided to the Funds by the Manager, noting that the Funds are provided with regulatory compliance services, office facilities and Trust officers (including the Trust’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-advisers. The Board considered the amount of the management fee retained by the Manager after payment of sub-advisory fees to the Sub-advisers, in each case in light of the services rendered for those amounts. The Board also considered and discussed information about the Sub-advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-advisers.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s actual total expenses with those of a group of funds selected by Broadridge as comparable to the

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

particular Fund (the “Expense Group”) and a broader group of retail no-load funds selected by Broadridge (the “Expense Universe”). The Trustees also reviewed comparative expense information provided by Broadridge with respect to transfer agent and custodian fees, and other non-management expenses, in addition to the management fee. The Independent Trustees also considered the total expenses of the comparison group, excluding Rule 12b-1 and non-12b-1 fees. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group and the fiscal year ends of the peer group funds.

The Board determined that, as to each Fund, the management fee paid by the Fund to the Manager and the sub-advisory fees paid by the Manager to the Sub-advisers, as applicable, were reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. To the extent available, the Board also reviewed information provided by the Sub-advisers with respect to the relevant Sub-adviser’s profitability in providing sub-advisory services to the Funds. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

As to each Fund, the Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management resources.

Other Benefits to the Manager and the Sub-advisers

As to each Fund, the Board considered other benefits received by the Manager, the Sub-advisers and their affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the Manager’s costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Funds and each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the profits and ancillary benefits that the Manager, the Sub-advisers and their affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Management Agreement, the IM Agreement and the Subadvisory Agreements to continue for another year. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Agreements.

*******

Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2024:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund
Record Date	12/6/2023	12/6/2023	12/6/2023	12/6/2023	Monthly
Payable Date	12/7/2023	12/7/2023	12/7/2023	12/7/2023	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	100%	100%	100%	70.29%	0%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	100%	100%	0%	0%	0%
Foreign Source Income	—	—	99.874914%	99.863742%	—
Foreign Tax Paid par Share	—	—	0.02893286	0.03897998	—
Long-term Capital Gain Dividend	1.098333	—	—	—	—

	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	12/6/2023	Monthly	Monthly	Monthly
Payable Date	Monthly	12/7/2023	Monthly	Monthly	Monthly
Ordinary Income:	—	—	—	—	—
Qualified Dividend Income for Individuals	0%	0%	0%	0%	0%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	0%	0%	0%	0%	0%
Foreign Source Income	—	—	—	—	—
Foreign Tax Paid par Share	—	—	—	—	—
Long-term Capital Gain Dividend	—	0.006552	—	0.059859	—

	Alternative Strategies Fund
Record Date	12/28/2023
Payable Date	12/29/2023
Ordinary Income:
Qualified Dividend Income for Individuals	11.30%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	11.30%
Foreign Source Income	—
Foreign Tax Paid par Share	—
Long-term Capital Gain Dividend	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

© 2024 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:

/s/ Paul Ricciardelli
Paul Ricciardelli
Title: President - Principal Executive Officer
Date: November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Morgan Stanley Pathway Funds

By:

/s/ Paul Ricciardelli
Paul Ricciardelli
Title: President - Principal Executive Officer
Date: November 1, 2024

Morgan Stanley Pathway Funds

By:

/s/ Frank Smith
Frank Smith
Title: Treasurer - Principal Financial Officer
Date: November 1, 2024